UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2013

This report on Form N-CSR relates solely to the Registrant's Fidelity Diversified International Fund, Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity Global Commodity Stock Fund, Fidelity Global Equity Income Fund, Fidelity International Capital Appreciation Fund, Fidelity International Discovery Fund, Fidelity International Growth Fund, Fidelity International Small Cap Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Value Fund, Fidelity Overseas Fund, Fidelity Series Emerging Markets Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, Fidelity Series International Value Fund, Fidelity Total International Equity Fund, and Fidelity Worldwide series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Fidelity®

Total International Equity
Fund

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.45%
Actual		$ 1,000.00	$ 1,135.30	$ 7.68
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Class T	1.69%
Actual		$ 1,000.00	$ 1,133.10	$ 8.94
HypotheticalA		$ 1,000.00	$ 1,016.41	$ 8.45
Class B	2.20%
Actual		$ 1,000.00	$ 1,130.80	$ 11.62
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.20%
Actual		$ 1,000.00	$ 1,131.60	$ 11.63
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Total International Equity	1.08%
Actual		$ 1,000.00	$ 1,137.10	$ 5.72
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,136.10	$ 6.36
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
United Kingdom 17.0%
Japan 12.6%
United States of America 7.8%
Switzerland 6.9%
Germany 4.6%
Australia 4.5%
France 4.3%
Taiwan 3.9%
India 3.1%
Other 35.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
United Kingdom 16.8%
Japan 10.8%
United States of America 7.2%
Switzerland 6.9%
Germany 5.1%
France 5.0%
Australia 4.8%
Taiwan 3.7%
Korea (South) 2.9%
Other 36.8%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.7	98.4
Short-Term Investments and Net Other Assets (Liabilities)	2.3	1.6
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.9	2.3
Sanofi SA (France, Pharmaceuticals)	1.6	1.4
Royal Dutch Shell PLC Class A sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	1.5	1.8
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	1.4	1.0
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.3	1.8
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.2	1.2
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	1.2	1.2
GlaxoSmithKline PLC sponsored ADR (United Kingdom, Pharmaceuticals)	1.1	1.2
DENSO Corp. (Japan, Auto Components)	1.1	0.7
Novartis AG (Switzerland, Pharmaceuticals)	1.1	0.0
	13.4
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.5	21.4
Consumer Staples	14.8	14.4
Industrials	12.6	12.2
Consumer Discretionary	11.9	10.2
Health Care	9.3	9.8
Materials	7.6	8.7
Information Technology	6.3	6.3
Energy	5.1	7.4
Telecommunication Services	4.4	4.1
Utilities	3.2	3.9

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 4.5%
Ansell Ltd.	28,912	$ 473,575
Australia & New Zealand Banking Group Ltd.	97,820	3,228,894
Coca-Cola Amatil Ltd.	86,696	1,360,749
CSL Ltd.	38,167	2,491,184
Imdex Ltd.	29,418	30,040
Newcrest Mining Ltd.	24,416	425,496
Ramsay Health Care Ltd.	2,307	76,509
Sydney Airport unit	151,947	545,031
Telstra Corp. Ltd.	233,537	1,205,697
Transurban Group unit	103,132	729,174
Westfield Group unit	123,734	1,494,404
Westpac Banking Corp.	102,286	3,584,148
Woolworths Ltd.	14,158	534,411
TOTAL AUSTRALIA		16,179,312
Austria - 0.6%
Andritz AG	23,458	1,528,586
Vienna Insurance Group AG	13,400	710,121
Zumtobel AG	5,300	59,350
TOTAL AUSTRIA		2,298,057
Bailiwick of Jersey - 0.9%
Glencore International PLC	173,874	856,041
Informa PLC	156,650	1,163,128
Randgold Resources Ltd. sponsored ADR	5,960	487,409
Wolseley PLC	16,091	795,589
TOTAL BAILIWICK OF JERSEY		3,302,167
Belgium - 1.8%
Anheuser-Busch InBev SA NV (d)	45,471	4,368,425
Gimv NV	2,103	108,234
KBC Groupe SA	22,512	883,486
Umicore SA	26,783	1,239,806
TOTAL BELGIUM		6,599,951
Bermuda - 2.2%
China Foods Ltd.	1,562,000	797,088
Credicorp Ltd. (NY Shares)	3,772	568,025
First Pacific Co. Ltd.	712,000	985,404
GP Investments Ltd. Class A (depositary receipt) (a)	13,900	32,792
Hongkong Land Holdings Ltd.	89,000	646,140
Jardine Strategic Holdings Ltd.	24,500	955,500
Lazard Ltd. Class A	17,100	579,690
Common Stocks - continued
	Shares	Value
Bermuda - continued
Pacific Basin Shipping Ltd.	1,143,000	$ 652,499
Texwinca Holdings Ltd.	736,000	859,282
Vtech Holdings Ltd.	75,000	956,811
Yue Yuen Industrial (Holdings) Ltd.	264,000	913,436
TOTAL BERMUDA		7,946,667
Brazil - 2.6%
Arezzo Industria e Comercio SA	19,300	406,692
Banco Bradesco SA	119,710	2,048,667
BM&F Bovespa SA	150,800	1,046,913
Companhia de Bebidas das Americas (AmBev)	22,000	902,432
Duratex SA	74,800	561,911
Fleury SA	59,700	568,429
Iguatemi Empresa de Shopping Centers SA	23,400	279,642
LPS Brasil Consultoria de Imoveis SA	51,200	527,162
Porto Seguro SA	53,300	661,205
Tegma Gestao Logistica SA	40,100	538,742
Tractebel Energia SA	60,500	1,076,194
Weg SA	54,400	719,986
TOTAL BRAZIL		9,337,975
British Virgin Islands - 0.0%
Gem Diamonds Ltd. (a)	18,223	37,011
Canada - 0.3%
Agnico Eagle Mines Ltd. (Canada)	8,840	285,351
Baytex Energy Corp.	900	35,564
Copper Mountain Mining Corp. (a)	12,900	25,865
Eldorado Gold Corp.	4,800	37,973
Goldcorp, Inc.	9,494	281,018
Painted Pony Petroleum Ltd. Class A (a)	6,300	61,158
Pason Systems, Inc.	5,400	92,461
Petrominerales Ltd.	5,525	30,492
TAG Oil Ltd. (a)	9,000	49,134
TOTAL CANADA		899,016
Cayman Islands - 1.6%
Baidu.com, Inc. sponsored ADR (a)	7,000	600,950
China Mengniu Dairy Co. Ltd.	265,000	746,152
ENN Energy Holdings Ltd.	148,000	856,324
Mindray Medical International Ltd. sponsored ADR	15,300	604,197
Sands China Ltd.	346,600	1,817,828
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Vantage Drilling Co. (a)	23,300	$ 39,377
Wynn Macau Ltd.	308,000	934,698
TOTAL CAYMAN ISLANDS		5,599,526
Chile - 1.7%
Cencosud SA	137,136	774,449
Compania Cervecerias Unidas SA sponsored ADR	21,500	742,395
Embotelladora Andina SA sponsored ADR	16,600	678,110
Empresa Nacional de Telecomunicaciones SA (ENTEL)	45,527	877,769
Inversiones Aguas Metropolitanas SA	516,177	1,095,924
Parque Arauco SA	300,738	777,723
Quinenco SA	209,098	685,968
Sociedad Matriz SAAM SA	5,534,577	634,605
TOTAL CHILE		6,266,943
China - 0.4%
China Oilfield Services Ltd. (H Shares)	340,000	670,348
Dongfeng Motor Group Co. Ltd. (H Shares)	482,000	718,017
TOTAL CHINA		1,388,365
Colombia - 0.2%
Grupo de Inversiones Suramerica	27,440	578,845
Czech Republic - 0.2%
Komercni Banka A/S	4,300	821,935
Denmark - 1.1%
Novo Nordisk A/S Series B sponsored ADR	17,600	3,108,688
Spar Nord Bank A/S (a)	100	643
TDC A/S	94,443	766,074
TOTAL DENMARK		3,875,405
Finland - 0.7%
Nokian Tyres PLC	33,858	1,467,880
Outotec Oyj	2,425	35,385
Sampo Oyj (A Shares)	29,699	1,185,097
TOTAL FINLAND		2,688,362
France - 4.3%
Alstom SA	16,937	695,029
Arkema SA	7,160	670,805
Atos Origin SA	11,152	776,188
BNP Paribas SA	40,079	2,233,208
Danone SA	20,180	1,541,677
Common Stocks - continued
	Shares	Value
France - continued
Laurent-Perrier Group SA	1,059	$ 85,771
Pernod Ricard SA	4,843	599,531
PPR SA	3,513	772,848
Remy Cointreau SA	5,681	661,448
Safran SA	19,314	948,493
Saft Groupe SA	2,329	57,326
Sanofi SA	53,201	5,751,857
Schneider Electric SA (d)	7,545	575,317
Vetoquinol SA	1,300	45,797
Virbac SA	560	114,311
TOTAL FRANCE		15,529,606
Germany - 4.3%
Allianz AG	17,657	2,605,542
alstria office REIT-AG	5,900	71,484
BASF AG (d)	7,303	682,086
Bayer AG	14,893	1,553,769
Bayerische Motoren Werke AG (BMW)	12,951	1,194,760
Bilfinger Berger AG	1,345	134,796
CompuGROUP Holding AG	3,546	81,770
CTS Eventim AG	4,783	184,717
Deutsche Bank AG	27,500	1,265,908
Deutsche Post AG	31,383	744,764
Fielmann AG	1,379	133,046
Fresenius SE & Co. KGaA	6,100	764,940
HeidelbergCement Finance AG	8,743	629,476
Lanxess AG	4,700	342,288
Linde AG	15,649	2,959,445
Siemens AG	11,551	1,206,929
Siemens AG sponsored ADR	6,169	644,722
Telefonica Deutschland Holding AG	46,707	370,664
TOTAL GERMANY		15,571,106
Greece - 0.0%
Titan Cement Co. SA (Reg.) (a)	2,750	51,065
Hong Kong - 1.6%
Cathay Pacific Airways Ltd.	339,000	595,860
China Insurance International Holdings Co. Ltd. (a)	388,200	661,328
China Merchant Holdings International Co. Ltd.	224,000	708,646
China Resources Enterprise Ltd.	272,000	932,353
Dah Chong Hong Holdings Ltd.	789,000	726,964
Hysan Development Co. Ltd.	141,000	698,627
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Television Broadcasts Ltd.	119,300	$ 898,576
Wing Hang Bank Ltd.	47,000	493,914
TOTAL HONG KONG		5,716,268
Hungary - 0.2%
Richter Gedeon PLC	4,700	697,978
India - 3.1%
Aditya Birla Nuvo Ltd.	46,535	908,813
Bharat Heavy Electricals Ltd.	197,584	709,403
Bharti Airtel Ltd. (a)	172,037	1,021,455
Cipla Ltd.	115,612	872,824
Colgate-Palmolive (India)	1,585	43,443
Container Corp. of India Ltd.	40,019	838,323
Housing Development Finance Corp. Ltd. (a)	122,570	1,935,184
Infosys Ltd.	15,425	641,179
Jyothy Laboratories Ltd.	27,018	88,978
Max India Ltd.	176,888	714,669
NTPC Ltd.	324,351	950,668
Piramal Enterprises Ltd.	9,656	100,913
Satyam Computer Services Ltd. (a)	282,634	580,693
Tata Power Co. Ltd.	506,446	893,368
Titan Industries Ltd. (a)	165,961	836,838
TOTAL INDIA		11,136,751
Ireland - 0.6%
CRH PLC sponsored ADR	36,000	774,360
FBD Holdings PLC	5,072	82,393
James Hardie Industries PLC:
CDI	1,130	11,879
sponsored ADR	22,955	1,203,990
TOTAL IRELAND		2,072,622
Israel - 0.1%
Azrieli Group	13,296	384,230
Ituran Location & Control Ltd.	4,561	72,794
Strauss Group Ltd.	2,259	33,239
TOTAL ISRAEL		490,263
Italy - 1.1%
Azimut Holding SpA	8,614	160,180
Beni Stabili SpA SIIQ	105,412	74,270
Enel SpA	214,767	830,411
Common Stocks - continued
	Shares	Value
Italy - continued
ENI SpA	85,400	$ 2,038,191
Interpump Group SpA	55,091	484,648
Prada SpA	55,100	496,671
TOTAL ITALY		4,084,371
Japan - 12.6%
AEON Financial Service Co. Ltd.	25,100	752,523
Air Water, Inc.	59,000	955,344
Aozora Bank Ltd.	227,000	711,214
Artnature, Inc.	2,000	37,571
Asahi Co. Ltd.	3,900	65,629
Astellas Pharma, Inc.	16,900	985,018
Autobacs Seven Co. Ltd.	26,900	453,306
Azbil Corp.	3,600	77,735
Cosmos Pharmaceutical Corp.	300	33,455
Credit Saison Co. Ltd.	18,000	526,529
Daiichi Sankyo Kabushiki Kaisha	32,500	635,918
Daikokutenbussan Co. Ltd.	5,000	137,474
DENSO Corp.	85,900	3,851,812
Fanuc Corp.	5,800	875,523
Fast Retailing Co. Ltd.	3,600	1,320,171
FCC Co. Ltd.	6,700	169,854
Fields Corp.	2,200	44,617
GCA Savvian Group Corp.	5,800	73,015
Glory Ltd.	2,200	60,455
Goldcrest Co. Ltd.	5,460	179,605
Harmonic Drive Systems, Inc.	2,000	41,104
Hitachi Ltd.	112,000	715,775
Hoya Corp.	31,000	621,127
Itochu Corp.	85,100	1,055,193
Iwatsuka Confectionary Co. Ltd.	1,200	56,933
Japan Retail Fund Investment Corp.	255	604,472
Japan Tobacco, Inc.	54,100	2,045,047
JSR Corp.	41,300	950,728
Kamigumi Co. Ltd.	6,000	56,260
Kansai Electric Power Co., Inc.	58,700	717,158
KDDI Corp.	4,200	201,967
Keyence Corp.	4,821	1,529,925
Kobayashi Pharmaceutical Co. Ltd.	8,600	469,861
Kyoto Kimono Yuzen Co. Ltd.	2,800	30,656
Lasertec Corp.	2,000	48,816
Meiko Network Japan Co. Ltd.	3,700	51,323
Common Stocks - continued
	Shares	Value
Japan - continued
Miraial Co. Ltd.	2,400	$ 49,807
Mitsubishi Corp.	46,800	842,506
Mitsui Fudosan Co. Ltd.	54,000	1,837,783
Nabtesco Corp.	2,900	63,995
Nagaileben Co. Ltd.	5,100	87,279
Nihon M&A Center, Inc.	4,200	221,550
Nihon Parkerizing Co. Ltd.	7,000	142,584
Nippon Seiki Co. Ltd.	7,000	92,397
Nippon Thompson Co. Ltd.	15,000	74,889
Nissan Motor Co. Ltd.	133,600	1,393,756
Nitto Denko Corp.	11,700	768,685
NS Tool Co. Ltd.	1,900	37,815
Obic Co. Ltd.	350	92,343
ORIX Corp.	70,700	1,084,843
OSG Corp.	10,300	156,713
Santen Pharmaceutical Co. Ltd.	16,900	848,295
Sekisui House Ltd.	58,000	869,382
Seven & i Holdings Co. Ltd.	32,600	1,253,997
Seven Bank Ltd.	403,700	1,433,509
Shinsei Bank Ltd.	332,000	931,825
SHO-BOND Holdings Co. Ltd.	17,200	725,952
Shoei Co. Ltd.	5,900	57,176
SMC Corp.	4,200	841,985
Softbank Corp.	17,500	867,894
Sparx Group Co. Ltd. (a)	210	70,547
Sumitomo Mitsui Financial Group, Inc.	69,700	3,294,535
Sumitomo Realty & Development Co. Ltd.	11,000	519,875
The Nippon Synthetic Chemical Industry Co. Ltd.	13,000	124,515
Tocalo Co. Ltd.	2,700	39,539
Toshiba Corp.	179,000	987,037
Tsutsumi Jewelry Co. Ltd.	2,100	65,576
Unicharm Corp.	15,000	969,921
USS Co. Ltd.	18,450	2,366,849
Workman Co. Ltd.	2,000	65,722
Yamato Kogyo Co. Ltd.	24,200	800,404
TOTAL JAPAN		45,224,593
Korea (South) - 2.9%
AMOREPACIFIC Corp.	706	576,792
BS Financial Group, Inc.	54,970	723,545
Coway Co. Ltd.	2,580	130,685
E-Mart Co. Ltd.	3,957	772,283
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Kiwoom Securities Co. Ltd.	13,190	$ 808,203
Korea Plant Service & Engineering Co. Ltd.	14,148	730,768
LG Chemical Ltd.	3,069	724,340
LG Corp.	23,877	1,421,856
LG Electronics, Inc.	8,852	707,928
LG Household & Health Care Ltd.	1,518	852,971
NICE Holdings Co. Ltd.	600	45,152
NICE Information Service Co. Ltd.	7,500	36,288
Samsung Fire & Marine Insurance Co. Ltd.	4,873	1,001,928
Shinsegae Co. Ltd.	5,059	1,086,095
TK Corp. (a)	33,687	672,755
TOTAL KOREA (SOUTH)		10,291,589
Malaysia - 0.4%
Axiata Group Bhd	448,500	997,977
Top Glove Corp. Bhd	222,300	461,770
TOTAL MALAYSIA		1,459,747
Mexico - 0.8%
America Movil S.A.B. de CV Series L	827,200	890,400
Consorcio ARA SA de CV (a)	1,857,300	613,374
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	5,620	637,252
Grupo Televisa SA de CV	169,500	860,601
TOTAL MEXICO		3,001,627
Netherlands - 1.8%
Aalberts Industries NV	7,400	165,818
ASM International NV (depositary receipt)	3,050	102,114
ASML Holding NV (d)	30,876	2,296,248
D.E. Master Blenders 1753 NV (a)	19,200	304,437
Heijmans NV (Certificaten Van Aandelen)	6,581	60,408
ING Groep NV (Certificaten Van Aandelen) (a)	112,078	923,281
Koninklijke Philips Electronics NV	40,639	1,124,808
QIAGEN NV (a)	2,980	59,242
Unilever NV (Certificaten Van Aandelen) (Bearer)	28,500	1,214,423
VastNed Retail NV	1,503	67,091
TOTAL NETHERLANDS		6,317,870
Norway - 0.4%
DnB ASA	8,000	130,755
Telenor ASA	60,408	1,357,648
TOTAL NORWAY		1,488,403
Common Stocks - continued
	Shares	Value
Papua New Guinea - 0.2%
Oil Search Ltd. ADR	87,795	$ 676,257
Philippines - 0.2%
BDO Unibank, Inc.	278,762	620,825
Jollibee Food Corp.	29,770	92,907
TOTAL PHILIPPINES		713,732
Poland - 0.2%
Warsaw Stock Exchange	63,638	761,276
Portugal - 0.4%
Jeronimo Martins SGPS SA	54,969	1,309,199
Russia - 0.3%
Sberbank (Savings Bank of the Russian Federation) (a)	289,400	920,414
Singapore - 1.3%
Ascendas Real Estate Investment Trust	297,000	663,108
ComfortDelgro Corp. Ltd.	349,000	562,446
Singapore Telecommunications Ltd.	467,000	1,490,062
United Overseas Bank Ltd.	82,746	1,434,300
UOL Group Ltd.	58,000	335,747
TOTAL SINGAPORE		4,485,663
South Africa - 2.7%
African Bank Investments Ltd.	201,400	639,426
AngloGold Ashanti Ltd.	39,300	758,243
Bidvest Group Ltd.	32,600	847,778
City Lodge Hotels Ltd.	4,700	67,094
Clicks Group Ltd.	105,320	671,344
Impala Platinum Holdings Ltd.	54,100	738,295
Mr Price Group Ltd.	2,700	38,808
Nampak Ltd.	18,930	69,573
Naspers Ltd. Class N	19,800	1,325,001
Reunert Ltd.	18,100	157,310
Sasol Ltd.	30,300	1,312,491
Shoprite Holdings Ltd.	40,700	771,456
Standard Bank Group Ltd.	113,971	1,423,764
Tiger Brands Ltd.	28,300	880,238
TOTAL SOUTH AFRICA		9,700,821
Spain - 1.7%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	204,628	2,005,354
Grifols SA	1,546	62,037
Iberdrola SA	187,617	1,010,566
Inditex SA	11,699	1,572,284
Common Stocks - continued
	Shares	Value
Spain - continued
Prosegur Compania de Seguridad SA (Reg.)	122,476	$ 683,890
Repsol YPF SA	33,751	791,181
TOTAL SPAIN		6,125,312
Sweden - 2.5%
ASSA ABLOY AB (B Shares) (d)	30,400	1,210,643
Atlas Copco AB (A Shares)	49,659	1,307,169
Fagerhult AB	12,985	344,608
H&M Hennes & Mauritz AB (B Shares)	44,986	1,591,608
Intrum Justitia AB	26,363	543,039
SKF AB (B Shares)	29,400	684,074
Svenska Cellulosa AB (SCA) (B Shares)	26,876	697,916
Svenska Handelsbanken AB (A Shares)	43,531	1,977,384
Swedish Match Co. AB (d)	22,450	778,695
TOTAL SWEDEN		9,135,136
Switzerland - 6.9%
Nestle SA	97,646	6,963,379
Novartis AG	51,283	3,796,357
Roche Holding AG (participation certificate)	18,027	4,505,781
Schindler Holding AG:
(participation certificate)	5,270	790,103
(Reg.)	1,620	237,128
Swatch Group AG (Bearer)	940	538,342
Swisscom AG	1,888	888,972
Syngenta AG (Switzerland)	3,096	1,323,600
UBS AG (NY Shares)	205,697	3,659,350
Zehnder Group AG	1,363	60,249
Zurich Insurance Group AG	6,639	1,853,608
TOTAL SWITZERLAND		24,616,869
Taiwan - 3.9%
China Steel Chemical Corp.	153,000	744,507
Chroma ATE, Inc.	345,116	740,788
CTCI Corp.	373,000	746,253
Delta Electronics, Inc.	180,000	863,683
E.SUN Financial Holdings Co. Ltd.	1,411,350	851,883
Powertech Technology, Inc.	434,000	777,050
President Chain Store Corp.	156,000	962,767
Standard Foods Corp.	243,000	832,248
Synnex Technology International Corp.	341,000	577,006
Taiwan Hon Chuan Enterprise Co. Ltd.	311,000	864,768
Taiwan Mobile Co. Ltd.	265,000	966,005
Common Stocks - continued
	Shares	Value
Taiwan - continued
Taiwan Semiconductor Manufacturing Co. Ltd.	769,035	$ 2,856,350
TXC Corp.	420,000	655,137
Unified-President Enterprises Corp.	506,800	998,477
Wistron Corp.	636,000	645,921
Wowprime Corp.	4,000	56,494
TOTAL TAIWAN		14,139,337
Thailand - 0.2%
PTT Exploration and Production PCL (For. Reg.)	143,300	751,898
Turkey - 1.4%
Albaraka Turk Katilim Bankasi A/S	107,303	116,116
Anadolu Efes Biracilik Ve Malt Sanayii A/S	36,000	598,410
Asya Katilim Bankasi A/S (a)	29,000	35,102
Boyner Buyuk Magazacilik A/S (a)	42,049	160,432
Coca-Cola Icecek A/S	54,989	1,533,649
Enka Insaat ve Sanayi A/S	225,680	697,402
Tupras Turkiye Petrol Rafinelleri A/S	18,313	510,752
Turkiye Garanti Bankasi A/S	257,143	1,420,006
TOTAL TURKEY		5,071,869
United Kingdom - 17.0%
Babcock International Group PLC	46,400	771,207
Barclays PLC	408,229	1,821,713
Barclays PLC sponsored ADR	35,867	644,889
Bellway PLC	6,928	144,744
Berendsen PLC	6,746	81,054
BG Group PLC	124,227	2,092,738
BHP Billiton PLC	69,296	1,949,490
BHP Billiton PLC ADR	24,100	1,362,373
BP PLC sponsored ADR	49,445	2,155,802
British American Tobacco PLC (United Kingdom)	19,040	1,055,487
British Land Co. PLC	102,450	946,092
Britvic PLC	11,917	81,450
Bunzl PLC	44,457	883,243
Centrica PLC	188,275	1,085,015
Compass Group PLC	70,814	931,691
Dechra Pharmaceuticals PLC	9,800	109,300
Derwent London PLC	1,900	68,147
Elementis PLC	30,508	124,872
Fenner PLC	8,453	46,167
GlaxoSmithKline PLC sponsored ADR	77,797	4,017,437
Great Portland Estates PLC	17,772	146,865
Common Stocks - continued
	Shares	Value
United Kingdom - continued
H&T Group PLC	7,114	$ 29,712
HSBC Holdings PLC sponsored ADR	88,890	4,876,505
Imperial Tobacco Group PLC	13,103	468,132
InterContinental Hotel Group PLC ADR	51,747	1,529,124
ITV PLC	373,419	730,283
Johnson Matthey PLC	33,377	1,256,751
Kingfisher PLC	165,227	803,588
Legal & General Group PLC	460,214	1,211,710
Meggitt PLC	23,598	171,770
National Grid PLC	151,091	1,925,989
Next PLC	9,500	643,250
Persimmon PLC	6,537	109,666
Prudential PLC	67,755	1,165,019
PZ Cussons PLC Class L	86,619	537,122
Reckitt Benckiser Group PLC	27,551	2,009,716
Reed Elsevier PLC	88,134	1,029,510
Rexam PLC	74,788	600,028
Rolls-Royce Group PLC	96,852	1,700,029
Rolls-Royce Group PLC (C Shares) (a)	5,126,352	7,963
Rotork PLC	25,703	1,161,440
Royal Dutch Shell PLC Class A sponsored ADR	78,230	5,317,293
SABMiller PLC	55,054	2,966,196
Scottish & Southern Energy PLC	46,824	1,132,469
Serco Group PLC	92,608	889,729
Shaftesbury PLC	49,537	467,461
Spectris PLC	4,570	149,785
Spirax-Sarco Engineering PLC	5,304	216,108
Standard Chartered PLC (United Kingdom)	99,344	2,495,290
Ted Baker PLC	3,975	83,604
Ultra Electronics Holdings PLC	4,801	123,051
Unite Group PLC	90,502	488,942
Victrex PLC	2,318	57,791
Vodafone Group PLC sponsored ADR	141,932	4,341,700
TOTAL UNITED KINGDOM		61,216,502
United States of America - 5.5%
Albemarle Corp.	5,263	322,359
Allergan, Inc.	3,900	442,845
Amazon.com, Inc. (a)	1,976	501,529
ANSYS, Inc. (a)	500	40,430
Autoliv, Inc.	16,650	1,272,393
Berkshire Hathaway, Inc. Class B (a)	7,411	787,938
Common Stocks - continued
	Shares	Value
United States of America - continued
BorgWarner, Inc. (a)	12,897	$ 1,008,158
BPZ Energy, Inc. (a)	14,847	31,773
Broadridge Financial Solutions, Inc.	2,340	58,921
Cummins, Inc.	5,691	605,465
Cymer, Inc. (a)	622	65,161
Dril-Quip, Inc. (a)	1,270	106,312
Evercore Partners, Inc. Class A	2,260	85,315
FMC Technologies, Inc. (a)	9,903	537,733
Greenhill & Co., Inc.	1,420	65,590
Kansas City Southern	1,117	121,831
Kennedy-Wilson Holdings, Inc.	3,383	56,259
KLA-Tencor Corp.	10,800	585,900
Martin Marietta Materials, Inc.	7,680	775,603
MasterCard, Inc. Class A	2,509	1,387,301
Mead Johnson Nutrition Co. Class A	18,500	1,500,165
Mohawk Industries, Inc. (a)	7,135	791,129
National Oilwell Varco, Inc.	11,700	763,074
Oceaneering International, Inc.	1,550	108,764
Philip Morris International, Inc.	23,600	2,255,924
PriceSmart, Inc.	8,950	798,609
ResMed, Inc.	17,020	817,300
Solera Holdings, Inc.	11,152	642,132
SS&C Technologies Holdings, Inc. (a)	15,854	486,559
Union Pacific Corp.	7,600	1,124,496
Universal Display Corp. (a)	2,014	63,320
Visa, Inc. Class A	8,401	1,415,232
TOTAL UNITED STATES OF AMERICA		19,625,520
TOTAL COMMON STOCKS (Cost $302,905,438)		350,203,201
Nonconvertible Preferred Stocks - 0.3%

Brazil - 0.0%
Banco ABC Brasil SA	13,994	109,952
Banco Pine SA	9,306	64,373
TOTAL BRAZIL		174,325
Germany - 0.3%
Volkswagen AG	4,816	976,100
Nonconvertible Preferred Stocks - continued
	Shares	Value
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	11,168,388	$ 17,348
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,040,130)		1,167,773
Money Market Funds - 3.6%

Fidelity Cash Central Fund, 0.13% (b)	3,921,327	3,921,327
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	8,841,080	8,841,080
TOTAL MONEY MARKET FUNDS (Cost $12,762,407)		12,762,407
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $316,707,975)		364,133,381
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(4,674,660)
NET ASSETS - 100%		$ 359,458,721
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,668
Fidelity Securities Lending Cash Central Fund	50,887
Total	$ 56,555
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 43,820,029	$ 32,921,803	$ 10,898,226	$ -
Consumer Staples	52,923,647	34,317,674	18,605,973	-
Energy	18,172,793	14,822,111	3,350,682	-
Financials	81,421,391	64,143,755	17,241,348	36,288
Health Care	34,135,320	22,030,596	12,104,724	-
Industrials	43,911,038	36,485,822	7,425,216	-
Information Technology	22,160,218	14,540,124	7,620,094	-
Materials	27,008,168	19,234,575	7,773,593	-
Telecommunication Services	16,244,284	15,174,423	1,069,861	-
Utilities	11,574,086	8,930,939	2,643,147	-
Money Market Funds	12,762,407	12,762,407	-	-
Total Investments in Securities:	$ 364,133,381	$ 275,364,229	$ 88,732,864	$ 36,288

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 31,519,838
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,472,738) - See accompanying schedule: Unaffiliated issuers (cost $303,945,568)	$ 351,370,974
Fidelity Central Funds (cost $12,762,407)	12,762,407
Total Investments (cost $316,707,975)		$ 364,133,381
Cash		922,749
Foreign currency held at value (cost $77,379)		77,545
Receivable for investments sold		6,094,947
Receivable for fund shares sold		77,925
Dividends receivable		1,601,546
Distributions receivable from Fidelity Central Funds		24,199
Prepaid expenses		357
Receivable from investment adviser for expense reductions		2,641
Other receivables		31,722
Total assets		372,967,012

Liabilities
Payable for investments purchased	$ 4,132,951
Payable for fund shares redeemed	140,966
Accrued management fee	228,792
Distribution and service plan fees payable	6,689
Other affiliated payables	57,721
Other payables and accrued expenses	100,092
Collateral on securities loaned, at value	8,841,080
Total liabilities		13,508,291

Net Assets		$ 359,458,721
Net Assets consist of:
Paid in capital		$ 335,779,505
Undistributed net investment income		1,930,563
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(25,674,097)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		47,422,750
Net Assets		$ 359,458,721

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,389,249 ÷ 1,063,539 shares)	$ 7.89

Maximum offering price per share (100/94.25 of $7.89)	$ 8.37
Class T: Net Asset Value and redemption price per share ($5,451,344 ÷ 686,353 shares)	$ 7.94

Maximum offering price per share (100/96.50 of $7.94)	$ 8.23
Class B: Net Asset Value and offering price per share ($219,099 ÷ 27,538 shares)A	$ 7.96

Class C: Net Asset Value and offering price per share ($3,284,575 ÷ 414,734 shares)A	$ 7.92

Total International Equity: Net Asset Value, offering price and redemption price per share ($339,928,338 ÷ 43,078,787 shares)	$ 7.89

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,186,116 ÷ 278,025 shares)	$ 7.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 4,567,566
Interest		288
Income from Fidelity Central Funds		56,555
Income before foreign taxes withheld		4,624,409
Less foreign taxes withheld		(352,097)
Total income		4,272,312

Expenses
Management fee Basic fee	$ 1,170,672
Performance adjustment	106,650
Transfer agent fees	242,699
Distribution and service plan fees	34,902
Accounting and security lending fees	86,064
Custodian fees and expenses	131,175
Independent trustees' compensation	1,025
Registration fees	34,002
Audit	38,271
Legal	649
Miscellaneous	1,451
Total expenses before reductions	1,847,560
Expense reductions	(50,381)	1,797,179
Net investment income (loss)		2,475,133
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,570,702
Foreign currency transactions	(45,222)
Total net realized gain (loss)		7,525,480
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $35,138)	32,112,075
Assets and liabilities in foreign currencies	9,693
Total change in net unrealized appreciation (depreciation)		32,121,768
Net gain (loss)		39,647,248
Net increase (decrease) in net assets resulting from operations		$ 42,122,381

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,475,133	$ 5,615,371
Net realized gain (loss)	7,525,480	9,140,393
Change in net unrealized appreciation (depreciation)	32,121,768	20,537,189
Net increase (decrease) in net assets resulting from operations	42,122,381	35,292,953
Distributions to shareholders from net investment income	(5,845,552)	(1,867,192)
Distributions to shareholders from net realized gain	(9,769,201)	-
Total distributions	(15,614,753)	(1,867,192)
Share transactions - net increase (decrease)	38,384,113	122,647,348
Redemption fees	1,183	3,128
Total increase (decrease) in net assets	64,892,924	156,076,237

Net Assets
Beginning of period	294,565,797	138,489,560
End of period (including undistributed net investment income of $1,930,563 and undistributed net investment income of $5,300,982, respectively)	$ 359,458,721	$ 294,565,797

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.31	$ 6.67	$ 7.36	$ 6.40	$ 4.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.13	.11	.08	.06	.11
Net realized and unrealized gain (loss)	.91	.59	(.69)	.95	1.55	(5.21)
Total from investment operations	.95	.72	(.58)	1.03	1.61	(5.10)
Distributions from net investment income	(.13)	(.08)	(.09)	(.04)	(.11)	-
Distributions from net realized gain	(.25)	-	(.02)	(.03)	-	-
Total distributions	(.37) K	(.08)	(.11)	(.07)	(.11)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 7.89	$ 7.31	$ 6.67	$ 7.36	$ 6.40	$ 4.90
Total Return B,C,D	13.53%	10.88%	(8.03)%	16.17%	33.87%	(51.00)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.49% A	1.57%	1.73%	2.02%	2.09%	2.00%
Expenses net of fee waivers, if any	1.45% A	1.45%	1.45%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.42% A	1.42%	1.42%	1.47%	1.47%	1.48%
Net investment income (loss)	1.15% A	1.88%	1.44%	1.15%	1.13%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,389	$ 5,767	$ 4,307	$ 5,029	$ 3,727	$ 5,944
Portfolio turnover rate G	74% A	110%	75%	67%	98%	91%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period November 1, 2007 (commencement of operations) to October 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.37 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.37	$ 6.73	$ 7.41	$ 6.40	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.11	.09	.06	.04	.09
Net realized and unrealized gain (loss)	.91	.59	(.68)	.95	1.57	(5.21)
Total from investment operations	.94	.70	(.59)	1.01	1.61	(5.12)
Distributions from net investment income	(.13)	(.06)	(.07)	-	(.09)	-
Distributions from net realized gain	(.25)	-	(.02)	-	-	-
Total distributions	(.37) K	(.06)	(.09)	-	(.09)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 7.94	$ 7.37	$ 6.73	$ 7.41	$ 6.40	$ 4.88
Total Return B,C,D	13.31%	10.52%	(8.08)%	15.78%	33.74%	(51.20)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.76% A	1.84%	2.02%	2.31%	2.34%	2.42%
Expenses net of fee waivers, if any	1.69% A	1.70%	1.70%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.67% A	1.67%	1.67%	1.72%	1.72%	1.73%
Net investment income (loss)	.91% A	1.63%	1.19%	.90%	.88%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,451	$ 2,348	$ 997	$ 1,004	$ 1,526	$ 2,567
Portfolio turnover rate G	74% A	110%	75%	67%	98%	91%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period November 1, 2007 (commencement of operations) to October 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.37 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.33	$ 6.68	$ 7.37	$ 6.39	$ 4.86	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.08	.05	.03	.02	.05
Net realized and unrealized gain (loss)	.91	.59	(.68)	.95	1.56	(5.19)
Total from investment operations	.93	.67	(.63)	.98	1.58	(5.14)
Distributions from net investment income	(.05)	(.02)	(.04)	-	(.05)	-
Distributions from net realized gain	(.25)	-	(.02)	-	-	-
Total distributions	(.30)	(.02)	(.06)	-	(.05)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 7.96	$ 7.33	$ 6.68	$ 7.37	$ 6.39	$ 4.86
Total Return B,C,D	13.08%	10.05%	(8.66)%	15.34%	32.95%	(51.40)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.24% A	2.34%	2.51%	2.81%	2.82%	2.92%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.20%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.17% A	2.17%	2.17%	2.22%	2.22%	2.24%
Net investment income (loss)	.40% A	1.13%	.69%	.40%	.38%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 219	$ 220	$ 254	$ 327	$ 1,337	$ 2,505
Portfolio turnover rate G	74% A	110%	75%	67%	98%	91%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period November 1, 2007 (commencement of operations) to October 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.31	$ 6.67	$ 7.36	$ 6.39	$ 4.86	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.08	.05	.03	.02	.05
Net realized and unrealized gain (loss)	.91	.58	(.69)	.94	1.56	(5.19)
Total from investment operations	.93	.66	(.64)	.97	1.58	(5.14)
Distributions from net investment income	(.08)	(.02)	(.03)	-	(.05)	-
Distributions from net realized gain	(.25)	-	(.02)	-	-	-
Total distributions	(.32) K	(.02)	(.05)	-	(.05)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 7.92	$ 7.31	$ 6.67	$ 7.36	$ 6.39	$ 4.86
Total Return B,C,D	13.16%	9.98%	(8.72)%	15.18%	33.10%	(51.40)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.25% A	2.31%	2.51%	2.80%	2.85%	2.92%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.20%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.17% A	2.17%	2.17%	2.22%	2.22%	2.23%
Net investment income (loss)	.40% A	1.13%	.69%	.40%	.38%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,285	$ 2,737	$ 1,396	$ 1,423	$ 1,714	$ 2,787
Portfolio turnover rate G	74% A	110%	75%	67%	98%	91%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period November 1, 2007 (commencement of operations) to October 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.32 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total International Equity

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.32	$ 6.69	$ 7.37	$ 6.41	$ 4.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.15	.12	.09	.07	.13
Net realized and unrealized gain (loss)	.90	.58	(.68)	.96	1.55	(5.21)
Total from investment operations	.96	.73	(.56)	1.05	1.62	(5.08)
Distributions from net investment income	(.15)	(.10)	(.10)	(.06)	(.12)	(.01)
Distributions from net realized gain	(.25)	-	(.02)	(.03)	-	-
Total distributions	(.39) J	(.10)	(.12)	(.09)	(.12)	(.01)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 7.89	$ 7.32	$ 6.69	$ 7.37	$ 6.41	$ 4.91
Total Return B,C	13.71%	11.03%	(7.70)%	16.45%	34.23%	(50.87)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.08% A	1.16%	1.42%	1.79%	1.87%	1.89%
Expenses net of fee waivers, if any	1.08% A	1.16%	1.20%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.06% A	1.13%	1.17%	1.22%	1.22%	1.23%
Net investment income (loss)	1.52% A	2.16%	1.69%	1.40%	1.38%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 339,928	$ 281,979	$ 131,338	$ 60,826	$ 33,061	$ 23,226
Portfolio turnover rate F	74% A	110%	75%	67%	98%	91%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period November 1, 2007 (commencement of operations) to October 31, 2008. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.39 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.30	$ 6.67	$ 7.35	$ 6.41	$ 4.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.14	.12	.10	.07	.13
Net realized and unrealized gain (loss)	.90	.59	(.68)	.95	1.55	(5.21)
Total from investment operations	.95	.73	(.56)	1.05	1.62	(5.08)
Distributions from net investment income	(.15)	(.10)	(.10)	(.08)	(.12)	(.01)
Distributions from net realized gain	(.25)	-	(.02)	(.03)	-	-
Total distributions	(.39) J	(.10)	(.12)	(.11)	(.12)	(.01)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 7.86	$ 7.30	$ 6.67	$ 7.35	$ 6.41	$ 4.91
Total Return B,C	13.61%	11.06%	(7.72)%	16.48%	34.23%	(50.87)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.22% A	1.27%	1.48%	1.82%	1.80%	1.91%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.17% A	1.17%	1.17%	1.23%	1.22%	1.23%
Net investment income (loss)	1.40% A	2.13%	1.69%	1.40%	1.38%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,186	$ 1,514	$ 197	$ 28	$ 1,308	$ 2,733
Portfolio turnover rate F	74% A	110%	75%	67%	98%	91%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period November 1, 2007 (commencement of operations) to October 31, 2008. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.39 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Total International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total International Equity and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 55,673,111
Gross unrealized depreciation	(9,356,334)
Net unrealized appreciation (depreciation) on securities and other investments	$ 46,316,777

Tax cost	$ 317,816,604

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (6,969,886)
2017	(15,708,944)
2019	(8,855,997)
Total capital loss carryforward	$ (31,534,827)

Due to large subscriptions in a prior period, $31,534,827 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $4,535,766 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $141,788,400 and $119,902,864, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Total International Equity as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 8,914	$ 289
Class T	.25%	.25%	9,878	68
Class B	.75%	.25%	1,103	836
Class C	.75%	.25%	15,007	2,357
			$ 34,902	$ 3,550

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,460
Class T	902
Class B*	185
Class C*	182
$ 3,729

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 10,523.29
Class T	6,127.31
Class B	328.30
Class C	4,555.30
Total International Equity	218,539.14
Institutional Class	2,627.27
	$ 242,699

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $377 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $421 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $50,887. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2013. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.45%	$ 1,582
Class T	1.70%	1,205
Class B	2.20%	48
Class C	2.20%	764
Institutional Class	1.20%	166
		$ 3,765

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,577.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $45,039 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 102,760	$ 48,329
Class T	49,034	9,062
Class B	1,541	714
Class C	28,314	4,731
Total International Equity	5,630,153	1,801,469
Institutional Class	33,750	2,887
Total	$ 5,845,552	$ 1,867,192
From net realized gain
Class A	$ 199,811	$ -
Class T	93,853	-
Class B	6,990	-
Class C	92,492	-
Total International Equity	9,320,186	-
Institutional Class	55,869	-
Total	$ 9,769,201	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	339,281	388,955	$ 2,533,556	$ 2,677,369
Reinvestment of distributions	41,103	7,157	293,886	46,237
Shares redeemed	(105,871)	(252,362)	(799,044)	(1,699,392)
Net increase (decrease)	274,513	143,750	$ 2,028,398	$ 1,024,214
Class T
Shares sold	427,954	207,939	$ 3,216,062	$ 1,463,372
Reinvestment of distributions	19,724	1,377	142,209	8,993
Shares redeemed	(80,059)	(38,757)	(604,843)	(259,817)
Net increase (decrease)	367,619	170,559	$ 2,753,428	$ 1,212,548
Class B
Shares sold	571	4,797	$ 4,304	$ 32,306
Reinvestment of distributions	1,165	108	8,437	705
Shares redeemed	(4,205)	(12,955)	(32,001)	(88,815)
Net increase (decrease)	(2,469)	(8,050)	$ (19,260)	$ (55,804)
Class C
Shares sold	75,669	258,694	$ 568,422	$ 1,733,640
Reinvestment of distributions	12,546	710	90,328	4,622
Shares redeemed	(47,757)	(94,222)	(358,393)	(638,538)
Net increase (decrease)	40,458	165,182	$ 300,357	$ 1,099,724
Total International Equity
Shares sold	7,665,395	32,478,543	$ 56,724,439	$ 209,916,522
Reinvestment of distributions	2,062,441	266,160	14,746,450	1,719,395
Shares redeemed	(5,171,868)	(13,867,286)	(38,667,977)	(93,416,780)
Net increase (decrease)	4,555,968	18,877,417	$ 32,802,912	$ 118,219,137
Institutional Class
Shares sold	90,104	198,611	$ 670,498	$ 1,289,078
Reinvestment of distributions	12,587	448	89,619	2,887
Shares redeemed	(32,141)	(21,161)	(241,839)	(144,436)
Net increase (decrease)	70,550	177,898	$ 518,278	$ 1,147,529

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

11. Other - continued

At the end of the period, a shareholder of record owned approximately 66% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

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(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.)
Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

The Fidelity Telephone Connection

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www.fidelity.com

TIE-USAN-0613
1.912360.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Total International Equity

Fund - Class A, Class T, Class B,
and Class C

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Class A, Class T,
Class B, and Class C are
classes of Fidelity® Total
International Equity Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.45%
Actual		$ 1,000.00	$ 1,135.30	$ 7.68
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Class T	1.69%
Actual		$ 1,000.00	$ 1,133.10	$ 8.94
HypotheticalA		$ 1,000.00	$ 1,016.41	$ 8.45
Class B	2.20%
Actual		$ 1,000.00	$ 1,130.80	$ 11.62
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.20%
Actual		$ 1,000.00	$ 1,131.60	$ 11.63
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Total International Equity	1.08%
Actual		$ 1,000.00	$ 1,137.10	$ 5.72
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,136.10	$ 6.36
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
United Kingdom 17.0%
Japan 12.6%
United States of America 7.8%
Switzerland 6.9%
Germany 4.6%
Australia 4.5%
France 4.3%
Taiwan 3.9%
India 3.1%
Other 35.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
United Kingdom 16.8%
Japan 10.8%
United States of America 7.2%
Switzerland 6.9%
Germany 5.1%
France 5.0%
Australia 4.8%
Taiwan 3.7%
Korea (South) 2.9%
Other 36.8%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.7	98.4
Short-Term Investments and Net Other Assets (Liabilities)	2.3	1.6
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.9	2.3
Sanofi SA (France, Pharmaceuticals)	1.6	1.4
Royal Dutch Shell PLC Class A sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	1.5	1.8
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	1.4	1.0
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.3	1.8
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.2	1.2
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	1.2	1.2
GlaxoSmithKline PLC sponsored ADR (United Kingdom, Pharmaceuticals)	1.1	1.2
DENSO Corp. (Japan, Auto Components)	1.1	0.7
Novartis AG (Switzerland, Pharmaceuticals)	1.1	0.0
	13.4
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.5	21.4
Consumer Staples	14.8	14.4
Industrials	12.6	12.2
Consumer Discretionary	11.9	10.2
Health Care	9.3	9.8
Materials	7.6	8.7
Information Technology	6.3	6.3
Energy	5.1	7.4
Telecommunication Services	4.4	4.1
Utilities	3.2	3.9

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 4.5%
Ansell Ltd.	28,912	$ 473,575
Australia & New Zealand Banking Group Ltd.	97,820	3,228,894
Coca-Cola Amatil Ltd.	86,696	1,360,749
CSL Ltd.	38,167	2,491,184
Imdex Ltd.	29,418	30,040
Newcrest Mining Ltd.	24,416	425,496
Ramsay Health Care Ltd.	2,307	76,509
Sydney Airport unit	151,947	545,031
Telstra Corp. Ltd.	233,537	1,205,697
Transurban Group unit	103,132	729,174
Westfield Group unit	123,734	1,494,404
Westpac Banking Corp.	102,286	3,584,148
Woolworths Ltd.	14,158	534,411
TOTAL AUSTRALIA		16,179,312
Austria - 0.6%
Andritz AG	23,458	1,528,586
Vienna Insurance Group AG	13,400	710,121
Zumtobel AG	5,300	59,350
TOTAL AUSTRIA		2,298,057
Bailiwick of Jersey - 0.9%
Glencore International PLC	173,874	856,041
Informa PLC	156,650	1,163,128
Randgold Resources Ltd. sponsored ADR	5,960	487,409
Wolseley PLC	16,091	795,589
TOTAL BAILIWICK OF JERSEY		3,302,167
Belgium - 1.8%
Anheuser-Busch InBev SA NV (d)	45,471	4,368,425
Gimv NV	2,103	108,234
KBC Groupe SA	22,512	883,486
Umicore SA	26,783	1,239,806
TOTAL BELGIUM		6,599,951
Bermuda - 2.2%
China Foods Ltd.	1,562,000	797,088
Credicorp Ltd. (NY Shares)	3,772	568,025
First Pacific Co. Ltd.	712,000	985,404
GP Investments Ltd. Class A (depositary receipt) (a)	13,900	32,792
Hongkong Land Holdings Ltd.	89,000	646,140
Jardine Strategic Holdings Ltd.	24,500	955,500
Lazard Ltd. Class A	17,100	579,690
Common Stocks - continued
	Shares	Value
Bermuda - continued
Pacific Basin Shipping Ltd.	1,143,000	$ 652,499
Texwinca Holdings Ltd.	736,000	859,282
Vtech Holdings Ltd.	75,000	956,811
Yue Yuen Industrial (Holdings) Ltd.	264,000	913,436
TOTAL BERMUDA		7,946,667
Brazil - 2.6%
Arezzo Industria e Comercio SA	19,300	406,692
Banco Bradesco SA	119,710	2,048,667
BM&F Bovespa SA	150,800	1,046,913
Companhia de Bebidas das Americas (AmBev)	22,000	902,432
Duratex SA	74,800	561,911
Fleury SA	59,700	568,429
Iguatemi Empresa de Shopping Centers SA	23,400	279,642
LPS Brasil Consultoria de Imoveis SA	51,200	527,162
Porto Seguro SA	53,300	661,205
Tegma Gestao Logistica SA	40,100	538,742
Tractebel Energia SA	60,500	1,076,194
Weg SA	54,400	719,986
TOTAL BRAZIL		9,337,975
British Virgin Islands - 0.0%
Gem Diamonds Ltd. (a)	18,223	37,011
Canada - 0.3%
Agnico Eagle Mines Ltd. (Canada)	8,840	285,351
Baytex Energy Corp.	900	35,564
Copper Mountain Mining Corp. (a)	12,900	25,865
Eldorado Gold Corp.	4,800	37,973
Goldcorp, Inc.	9,494	281,018
Painted Pony Petroleum Ltd. Class A (a)	6,300	61,158
Pason Systems, Inc.	5,400	92,461
Petrominerales Ltd.	5,525	30,492
TAG Oil Ltd. (a)	9,000	49,134
TOTAL CANADA		899,016
Cayman Islands - 1.6%
Baidu.com, Inc. sponsored ADR (a)	7,000	600,950
China Mengniu Dairy Co. Ltd.	265,000	746,152
ENN Energy Holdings Ltd.	148,000	856,324
Mindray Medical International Ltd. sponsored ADR	15,300	604,197
Sands China Ltd.	346,600	1,817,828
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Vantage Drilling Co. (a)	23,300	$ 39,377
Wynn Macau Ltd.	308,000	934,698
TOTAL CAYMAN ISLANDS		5,599,526
Chile - 1.7%
Cencosud SA	137,136	774,449
Compania Cervecerias Unidas SA sponsored ADR	21,500	742,395
Embotelladora Andina SA sponsored ADR	16,600	678,110
Empresa Nacional de Telecomunicaciones SA (ENTEL)	45,527	877,769
Inversiones Aguas Metropolitanas SA	516,177	1,095,924
Parque Arauco SA	300,738	777,723
Quinenco SA	209,098	685,968
Sociedad Matriz SAAM SA	5,534,577	634,605
TOTAL CHILE		6,266,943
China - 0.4%
China Oilfield Services Ltd. (H Shares)	340,000	670,348
Dongfeng Motor Group Co. Ltd. (H Shares)	482,000	718,017
TOTAL CHINA		1,388,365
Colombia - 0.2%
Grupo de Inversiones Suramerica	27,440	578,845
Czech Republic - 0.2%
Komercni Banka A/S	4,300	821,935
Denmark - 1.1%
Novo Nordisk A/S Series B sponsored ADR	17,600	3,108,688
Spar Nord Bank A/S (a)	100	643
TDC A/S	94,443	766,074
TOTAL DENMARK		3,875,405
Finland - 0.7%
Nokian Tyres PLC	33,858	1,467,880
Outotec Oyj	2,425	35,385
Sampo Oyj (A Shares)	29,699	1,185,097
TOTAL FINLAND		2,688,362
France - 4.3%
Alstom SA	16,937	695,029
Arkema SA	7,160	670,805
Atos Origin SA	11,152	776,188
BNP Paribas SA	40,079	2,233,208
Danone SA	20,180	1,541,677
Common Stocks - continued
	Shares	Value
France - continued
Laurent-Perrier Group SA	1,059	$ 85,771
Pernod Ricard SA	4,843	599,531
PPR SA	3,513	772,848
Remy Cointreau SA	5,681	661,448
Safran SA	19,314	948,493
Saft Groupe SA	2,329	57,326
Sanofi SA	53,201	5,751,857
Schneider Electric SA (d)	7,545	575,317
Vetoquinol SA	1,300	45,797
Virbac SA	560	114,311
TOTAL FRANCE		15,529,606
Germany - 4.3%
Allianz AG	17,657	2,605,542
alstria office REIT-AG	5,900	71,484
BASF AG (d)	7,303	682,086
Bayer AG	14,893	1,553,769
Bayerische Motoren Werke AG (BMW)	12,951	1,194,760
Bilfinger Berger AG	1,345	134,796
CompuGROUP Holding AG	3,546	81,770
CTS Eventim AG	4,783	184,717
Deutsche Bank AG	27,500	1,265,908
Deutsche Post AG	31,383	744,764
Fielmann AG	1,379	133,046
Fresenius SE & Co. KGaA	6,100	764,940
HeidelbergCement Finance AG	8,743	629,476
Lanxess AG	4,700	342,288
Linde AG	15,649	2,959,445
Siemens AG	11,551	1,206,929
Siemens AG sponsored ADR	6,169	644,722
Telefonica Deutschland Holding AG	46,707	370,664
TOTAL GERMANY		15,571,106
Greece - 0.0%
Titan Cement Co. SA (Reg.) (a)	2,750	51,065
Hong Kong - 1.6%
Cathay Pacific Airways Ltd.	339,000	595,860
China Insurance International Holdings Co. Ltd. (a)	388,200	661,328
China Merchant Holdings International Co. Ltd.	224,000	708,646
China Resources Enterprise Ltd.	272,000	932,353
Dah Chong Hong Holdings Ltd.	789,000	726,964
Hysan Development Co. Ltd.	141,000	698,627
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Television Broadcasts Ltd.	119,300	$ 898,576
Wing Hang Bank Ltd.	47,000	493,914
TOTAL HONG KONG		5,716,268
Hungary - 0.2%
Richter Gedeon PLC	4,700	697,978
India - 3.1%
Aditya Birla Nuvo Ltd.	46,535	908,813
Bharat Heavy Electricals Ltd.	197,584	709,403
Bharti Airtel Ltd. (a)	172,037	1,021,455
Cipla Ltd.	115,612	872,824
Colgate-Palmolive (India)	1,585	43,443
Container Corp. of India Ltd.	40,019	838,323
Housing Development Finance Corp. Ltd. (a)	122,570	1,935,184
Infosys Ltd.	15,425	641,179
Jyothy Laboratories Ltd.	27,018	88,978
Max India Ltd.	176,888	714,669
NTPC Ltd.	324,351	950,668
Piramal Enterprises Ltd.	9,656	100,913
Satyam Computer Services Ltd. (a)	282,634	580,693
Tata Power Co. Ltd.	506,446	893,368
Titan Industries Ltd. (a)	165,961	836,838
TOTAL INDIA		11,136,751
Ireland - 0.6%
CRH PLC sponsored ADR	36,000	774,360
FBD Holdings PLC	5,072	82,393
James Hardie Industries PLC:
CDI	1,130	11,879
sponsored ADR	22,955	1,203,990
TOTAL IRELAND		2,072,622
Israel - 0.1%
Azrieli Group	13,296	384,230
Ituran Location & Control Ltd.	4,561	72,794
Strauss Group Ltd.	2,259	33,239
TOTAL ISRAEL		490,263
Italy - 1.1%
Azimut Holding SpA	8,614	160,180
Beni Stabili SpA SIIQ	105,412	74,270
Enel SpA	214,767	830,411
Common Stocks - continued
	Shares	Value
Italy - continued
ENI SpA	85,400	$ 2,038,191
Interpump Group SpA	55,091	484,648
Prada SpA	55,100	496,671
TOTAL ITALY		4,084,371
Japan - 12.6%
AEON Financial Service Co. Ltd.	25,100	752,523
Air Water, Inc.	59,000	955,344
Aozora Bank Ltd.	227,000	711,214
Artnature, Inc.	2,000	37,571
Asahi Co. Ltd.	3,900	65,629
Astellas Pharma, Inc.	16,900	985,018
Autobacs Seven Co. Ltd.	26,900	453,306
Azbil Corp.	3,600	77,735
Cosmos Pharmaceutical Corp.	300	33,455
Credit Saison Co. Ltd.	18,000	526,529
Daiichi Sankyo Kabushiki Kaisha	32,500	635,918
Daikokutenbussan Co. Ltd.	5,000	137,474
DENSO Corp.	85,900	3,851,812
Fanuc Corp.	5,800	875,523
Fast Retailing Co. Ltd.	3,600	1,320,171
FCC Co. Ltd.	6,700	169,854
Fields Corp.	2,200	44,617
GCA Savvian Group Corp.	5,800	73,015
Glory Ltd.	2,200	60,455
Goldcrest Co. Ltd.	5,460	179,605
Harmonic Drive Systems, Inc.	2,000	41,104
Hitachi Ltd.	112,000	715,775
Hoya Corp.	31,000	621,127
Itochu Corp.	85,100	1,055,193
Iwatsuka Confectionary Co. Ltd.	1,200	56,933
Japan Retail Fund Investment Corp.	255	604,472
Japan Tobacco, Inc.	54,100	2,045,047
JSR Corp.	41,300	950,728
Kamigumi Co. Ltd.	6,000	56,260
Kansai Electric Power Co., Inc.	58,700	717,158
KDDI Corp.	4,200	201,967
Keyence Corp.	4,821	1,529,925
Kobayashi Pharmaceutical Co. Ltd.	8,600	469,861
Kyoto Kimono Yuzen Co. Ltd.	2,800	30,656
Lasertec Corp.	2,000	48,816
Meiko Network Japan Co. Ltd.	3,700	51,323
Common Stocks - continued
	Shares	Value
Japan - continued
Miraial Co. Ltd.	2,400	$ 49,807
Mitsubishi Corp.	46,800	842,506
Mitsui Fudosan Co. Ltd.	54,000	1,837,783
Nabtesco Corp.	2,900	63,995
Nagaileben Co. Ltd.	5,100	87,279
Nihon M&A Center, Inc.	4,200	221,550
Nihon Parkerizing Co. Ltd.	7,000	142,584
Nippon Seiki Co. Ltd.	7,000	92,397
Nippon Thompson Co. Ltd.	15,000	74,889
Nissan Motor Co. Ltd.	133,600	1,393,756
Nitto Denko Corp.	11,700	768,685
NS Tool Co. Ltd.	1,900	37,815
Obic Co. Ltd.	350	92,343
ORIX Corp.	70,700	1,084,843
OSG Corp.	10,300	156,713
Santen Pharmaceutical Co. Ltd.	16,900	848,295
Sekisui House Ltd.	58,000	869,382
Seven & i Holdings Co. Ltd.	32,600	1,253,997
Seven Bank Ltd.	403,700	1,433,509
Shinsei Bank Ltd.	332,000	931,825
SHO-BOND Holdings Co. Ltd.	17,200	725,952
Shoei Co. Ltd.	5,900	57,176
SMC Corp.	4,200	841,985
Softbank Corp.	17,500	867,894
Sparx Group Co. Ltd. (a)	210	70,547
Sumitomo Mitsui Financial Group, Inc.	69,700	3,294,535
Sumitomo Realty & Development Co. Ltd.	11,000	519,875
The Nippon Synthetic Chemical Industry Co. Ltd.	13,000	124,515
Tocalo Co. Ltd.	2,700	39,539
Toshiba Corp.	179,000	987,037
Tsutsumi Jewelry Co. Ltd.	2,100	65,576
Unicharm Corp.	15,000	969,921
USS Co. Ltd.	18,450	2,366,849
Workman Co. Ltd.	2,000	65,722
Yamato Kogyo Co. Ltd.	24,200	800,404
TOTAL JAPAN		45,224,593
Korea (South) - 2.9%
AMOREPACIFIC Corp.	706	576,792
BS Financial Group, Inc.	54,970	723,545
Coway Co. Ltd.	2,580	130,685
E-Mart Co. Ltd.	3,957	772,283
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Kiwoom Securities Co. Ltd.	13,190	$ 808,203
Korea Plant Service & Engineering Co. Ltd.	14,148	730,768
LG Chemical Ltd.	3,069	724,340
LG Corp.	23,877	1,421,856
LG Electronics, Inc.	8,852	707,928
LG Household & Health Care Ltd.	1,518	852,971
NICE Holdings Co. Ltd.	600	45,152
NICE Information Service Co. Ltd.	7,500	36,288
Samsung Fire & Marine Insurance Co. Ltd.	4,873	1,001,928
Shinsegae Co. Ltd.	5,059	1,086,095
TK Corp. (a)	33,687	672,755
TOTAL KOREA (SOUTH)		10,291,589
Malaysia - 0.4%
Axiata Group Bhd	448,500	997,977
Top Glove Corp. Bhd	222,300	461,770
TOTAL MALAYSIA		1,459,747
Mexico - 0.8%
America Movil S.A.B. de CV Series L	827,200	890,400
Consorcio ARA SA de CV (a)	1,857,300	613,374
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	5,620	637,252
Grupo Televisa SA de CV	169,500	860,601
TOTAL MEXICO		3,001,627
Netherlands - 1.8%
Aalberts Industries NV	7,400	165,818
ASM International NV (depositary receipt)	3,050	102,114
ASML Holding NV (d)	30,876	2,296,248
D.E. Master Blenders 1753 NV (a)	19,200	304,437
Heijmans NV (Certificaten Van Aandelen)	6,581	60,408
ING Groep NV (Certificaten Van Aandelen) (a)	112,078	923,281
Koninklijke Philips Electronics NV	40,639	1,124,808
QIAGEN NV (a)	2,980	59,242
Unilever NV (Certificaten Van Aandelen) (Bearer)	28,500	1,214,423
VastNed Retail NV	1,503	67,091
TOTAL NETHERLANDS		6,317,870
Norway - 0.4%
DnB ASA	8,000	130,755
Telenor ASA	60,408	1,357,648
TOTAL NORWAY		1,488,403
Common Stocks - continued
	Shares	Value
Papua New Guinea - 0.2%
Oil Search Ltd. ADR	87,795	$ 676,257
Philippines - 0.2%
BDO Unibank, Inc.	278,762	620,825
Jollibee Food Corp.	29,770	92,907
TOTAL PHILIPPINES		713,732
Poland - 0.2%
Warsaw Stock Exchange	63,638	761,276
Portugal - 0.4%
Jeronimo Martins SGPS SA	54,969	1,309,199
Russia - 0.3%
Sberbank (Savings Bank of the Russian Federation) (a)	289,400	920,414
Singapore - 1.3%
Ascendas Real Estate Investment Trust	297,000	663,108
ComfortDelgro Corp. Ltd.	349,000	562,446
Singapore Telecommunications Ltd.	467,000	1,490,062
United Overseas Bank Ltd.	82,746	1,434,300
UOL Group Ltd.	58,000	335,747
TOTAL SINGAPORE		4,485,663
South Africa - 2.7%
African Bank Investments Ltd.	201,400	639,426
AngloGold Ashanti Ltd.	39,300	758,243
Bidvest Group Ltd.	32,600	847,778
City Lodge Hotels Ltd.	4,700	67,094
Clicks Group Ltd.	105,320	671,344
Impala Platinum Holdings Ltd.	54,100	738,295
Mr Price Group Ltd.	2,700	38,808
Nampak Ltd.	18,930	69,573
Naspers Ltd. Class N	19,800	1,325,001
Reunert Ltd.	18,100	157,310
Sasol Ltd.	30,300	1,312,491
Shoprite Holdings Ltd.	40,700	771,456
Standard Bank Group Ltd.	113,971	1,423,764
Tiger Brands Ltd.	28,300	880,238
TOTAL SOUTH AFRICA		9,700,821
Spain - 1.7%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	204,628	2,005,354
Grifols SA	1,546	62,037
Iberdrola SA	187,617	1,010,566
Inditex SA	11,699	1,572,284
Common Stocks - continued
	Shares	Value
Spain - continued
Prosegur Compania de Seguridad SA (Reg.)	122,476	$ 683,890
Repsol YPF SA	33,751	791,181
TOTAL SPAIN		6,125,312
Sweden - 2.5%
ASSA ABLOY AB (B Shares) (d)	30,400	1,210,643
Atlas Copco AB (A Shares)	49,659	1,307,169
Fagerhult AB	12,985	344,608
H&M Hennes & Mauritz AB (B Shares)	44,986	1,591,608
Intrum Justitia AB	26,363	543,039
SKF AB (B Shares)	29,400	684,074
Svenska Cellulosa AB (SCA) (B Shares)	26,876	697,916
Svenska Handelsbanken AB (A Shares)	43,531	1,977,384
Swedish Match Co. AB (d)	22,450	778,695
TOTAL SWEDEN		9,135,136
Switzerland - 6.9%
Nestle SA	97,646	6,963,379
Novartis AG	51,283	3,796,357
Roche Holding AG (participation certificate)	18,027	4,505,781
Schindler Holding AG:
(participation certificate)	5,270	790,103
(Reg.)	1,620	237,128
Swatch Group AG (Bearer)	940	538,342
Swisscom AG	1,888	888,972
Syngenta AG (Switzerland)	3,096	1,323,600
UBS AG (NY Shares)	205,697	3,659,350
Zehnder Group AG	1,363	60,249
Zurich Insurance Group AG	6,639	1,853,608
TOTAL SWITZERLAND		24,616,869
Taiwan - 3.9%
China Steel Chemical Corp.	153,000	744,507
Chroma ATE, Inc.	345,116	740,788
CTCI Corp.	373,000	746,253
Delta Electronics, Inc.	180,000	863,683
E.SUN Financial Holdings Co. Ltd.	1,411,350	851,883
Powertech Technology, Inc.	434,000	777,050
President Chain Store Corp.	156,000	962,767
Standard Foods Corp.	243,000	832,248
Synnex Technology International Corp.	341,000	577,006
Taiwan Hon Chuan Enterprise Co. Ltd.	311,000	864,768
Taiwan Mobile Co. Ltd.	265,000	966,005
Common Stocks - continued
	Shares	Value
Taiwan - continued
Taiwan Semiconductor Manufacturing Co. Ltd.	769,035	$ 2,856,350
TXC Corp.	420,000	655,137
Unified-President Enterprises Corp.	506,800	998,477
Wistron Corp.	636,000	645,921
Wowprime Corp.	4,000	56,494
TOTAL TAIWAN		14,139,337
Thailand - 0.2%
PTT Exploration and Production PCL (For. Reg.)	143,300	751,898
Turkey - 1.4%
Albaraka Turk Katilim Bankasi A/S	107,303	116,116
Anadolu Efes Biracilik Ve Malt Sanayii A/S	36,000	598,410
Asya Katilim Bankasi A/S (a)	29,000	35,102
Boyner Buyuk Magazacilik A/S (a)	42,049	160,432
Coca-Cola Icecek A/S	54,989	1,533,649
Enka Insaat ve Sanayi A/S	225,680	697,402
Tupras Turkiye Petrol Rafinelleri A/S	18,313	510,752
Turkiye Garanti Bankasi A/S	257,143	1,420,006
TOTAL TURKEY		5,071,869
United Kingdom - 17.0%
Babcock International Group PLC	46,400	771,207
Barclays PLC	408,229	1,821,713
Barclays PLC sponsored ADR	35,867	644,889
Bellway PLC	6,928	144,744
Berendsen PLC	6,746	81,054
BG Group PLC	124,227	2,092,738
BHP Billiton PLC	69,296	1,949,490
BHP Billiton PLC ADR	24,100	1,362,373
BP PLC sponsored ADR	49,445	2,155,802
British American Tobacco PLC (United Kingdom)	19,040	1,055,487
British Land Co. PLC	102,450	946,092
Britvic PLC	11,917	81,450
Bunzl PLC	44,457	883,243
Centrica PLC	188,275	1,085,015
Compass Group PLC	70,814	931,691
Dechra Pharmaceuticals PLC	9,800	109,300
Derwent London PLC	1,900	68,147
Elementis PLC	30,508	124,872
Fenner PLC	8,453	46,167
GlaxoSmithKline PLC sponsored ADR	77,797	4,017,437
Great Portland Estates PLC	17,772	146,865
Common Stocks - continued
	Shares	Value
United Kingdom - continued
H&T Group PLC	7,114	$ 29,712
HSBC Holdings PLC sponsored ADR	88,890	4,876,505
Imperial Tobacco Group PLC	13,103	468,132
InterContinental Hotel Group PLC ADR	51,747	1,529,124
ITV PLC	373,419	730,283
Johnson Matthey PLC	33,377	1,256,751
Kingfisher PLC	165,227	803,588
Legal & General Group PLC	460,214	1,211,710
Meggitt PLC	23,598	171,770
National Grid PLC	151,091	1,925,989
Next PLC	9,500	643,250
Persimmon PLC	6,537	109,666
Prudential PLC	67,755	1,165,019
PZ Cussons PLC Class L	86,619	537,122
Reckitt Benckiser Group PLC	27,551	2,009,716
Reed Elsevier PLC	88,134	1,029,510
Rexam PLC	74,788	600,028
Rolls-Royce Group PLC	96,852	1,700,029
Rolls-Royce Group PLC (C Shares) (a)	5,126,352	7,963
Rotork PLC	25,703	1,161,440
Royal Dutch Shell PLC Class A sponsored ADR	78,230	5,317,293
SABMiller PLC	55,054	2,966,196
Scottish & Southern Energy PLC	46,824	1,132,469
Serco Group PLC	92,608	889,729
Shaftesbury PLC	49,537	467,461
Spectris PLC	4,570	149,785
Spirax-Sarco Engineering PLC	5,304	216,108
Standard Chartered PLC (United Kingdom)	99,344	2,495,290
Ted Baker PLC	3,975	83,604
Ultra Electronics Holdings PLC	4,801	123,051
Unite Group PLC	90,502	488,942
Victrex PLC	2,318	57,791
Vodafone Group PLC sponsored ADR	141,932	4,341,700
TOTAL UNITED KINGDOM		61,216,502
United States of America - 5.5%
Albemarle Corp.	5,263	322,359
Allergan, Inc.	3,900	442,845
Amazon.com, Inc. (a)	1,976	501,529
ANSYS, Inc. (a)	500	40,430
Autoliv, Inc.	16,650	1,272,393
Berkshire Hathaway, Inc. Class B (a)	7,411	787,938
Common Stocks - continued
	Shares	Value
United States of America - continued
BorgWarner, Inc. (a)	12,897	$ 1,008,158
BPZ Energy, Inc. (a)	14,847	31,773
Broadridge Financial Solutions, Inc.	2,340	58,921
Cummins, Inc.	5,691	605,465
Cymer, Inc. (a)	622	65,161
Dril-Quip, Inc. (a)	1,270	106,312
Evercore Partners, Inc. Class A	2,260	85,315
FMC Technologies, Inc. (a)	9,903	537,733
Greenhill & Co., Inc.	1,420	65,590
Kansas City Southern	1,117	121,831
Kennedy-Wilson Holdings, Inc.	3,383	56,259
KLA-Tencor Corp.	10,800	585,900
Martin Marietta Materials, Inc.	7,680	775,603
MasterCard, Inc. Class A	2,509	1,387,301
Mead Johnson Nutrition Co. Class A	18,500	1,500,165
Mohawk Industries, Inc. (a)	7,135	791,129
National Oilwell Varco, Inc.	11,700	763,074
Oceaneering International, Inc.	1,550	108,764
Philip Morris International, Inc.	23,600	2,255,924
PriceSmart, Inc.	8,950	798,609
ResMed, Inc.	17,020	817,300
Solera Holdings, Inc.	11,152	642,132
SS&C Technologies Holdings, Inc. (a)	15,854	486,559
Union Pacific Corp.	7,600	1,124,496
Universal Display Corp. (a)	2,014	63,320
Visa, Inc. Class A	8,401	1,415,232
TOTAL UNITED STATES OF AMERICA		19,625,520
TOTAL COMMON STOCKS (Cost $302,905,438)		350,203,201
Nonconvertible Preferred Stocks - 0.3%

Brazil - 0.0%
Banco ABC Brasil SA	13,994	109,952
Banco Pine SA	9,306	64,373
TOTAL BRAZIL		174,325
Germany - 0.3%
Volkswagen AG	4,816	976,100
Nonconvertible Preferred Stocks - continued
	Shares	Value
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	11,168,388	$ 17,348
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,040,130)		1,167,773
Money Market Funds - 3.6%

Fidelity Cash Central Fund, 0.13% (b)	3,921,327	3,921,327
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	8,841,080	8,841,080
TOTAL MONEY MARKET FUNDS (Cost $12,762,407)		12,762,407
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $316,707,975)		364,133,381
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(4,674,660)
NET ASSETS - 100%		$ 359,458,721
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,668
Fidelity Securities Lending Cash Central Fund	50,887
Total	$ 56,555
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 43,820,029	$ 32,921,803	$ 10,898,226	$ -
Consumer Staples	52,923,647	34,317,674	18,605,973	-
Energy	18,172,793	14,822,111	3,350,682	-
Financials	81,421,391	64,143,755	17,241,348	36,288
Health Care	34,135,320	22,030,596	12,104,724	-
Industrials	43,911,038	36,485,822	7,425,216	-
Information Technology	22,160,218	14,540,124	7,620,094	-
Materials	27,008,168	19,234,575	7,773,593	-
Telecommunication Services	16,244,284	15,174,423	1,069,861	-
Utilities	11,574,086	8,930,939	2,643,147	-
Money Market Funds	12,762,407	12,762,407	-	-
Total Investments in Securities:	$ 364,133,381	$ 275,364,229	$ 88,732,864	$ 36,288

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 31,519,838
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,472,738) - See accompanying schedule: Unaffiliated issuers (cost $303,945,568)	$ 351,370,974
Fidelity Central Funds (cost $12,762,407)	12,762,407
Total Investments (cost $316,707,975)		$ 364,133,381
Cash		922,749
Foreign currency held at value (cost $77,379)		77,545
Receivable for investments sold		6,094,947
Receivable for fund shares sold		77,925
Dividends receivable		1,601,546
Distributions receivable from Fidelity Central Funds		24,199
Prepaid expenses		357
Receivable from investment adviser for expense reductions		2,641
Other receivables		31,722
Total assets		372,967,012

Liabilities
Payable for investments purchased	$ 4,132,951
Payable for fund shares redeemed	140,966
Accrued management fee	228,792
Distribution and service plan fees payable	6,689
Other affiliated payables	57,721
Other payables and accrued expenses	100,092
Collateral on securities loaned, at value	8,841,080
Total liabilities		13,508,291

Net Assets		$ 359,458,721
Net Assets consist of:
Paid in capital		$ 335,779,505
Undistributed net investment income		1,930,563
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(25,674,097)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		47,422,750
Net Assets		$ 359,458,721

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,389,249 ÷ 1,063,539 shares)	$ 7.89

Maximum offering price per share (100/94.25 of $7.89)	$ 8.37
Class T: Net Asset Value and redemption price per share ($5,451,344 ÷ 686,353 shares)	$ 7.94

Maximum offering price per share (100/96.50 of $7.94)	$ 8.23
Class B: Net Asset Value and offering price per share ($219,099 ÷ 27,538 shares)A	$ 7.96

Class C: Net Asset Value and offering price per share ($3,284,575 ÷ 414,734 shares)A	$ 7.92

Total International Equity: Net Asset Value, offering price and redemption price per share ($339,928,338 ÷ 43,078,787 shares)	$ 7.89

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,186,116 ÷ 278,025 shares)	$ 7.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 4,567,566
Interest		288
Income from Fidelity Central Funds		56,555
Income before foreign taxes withheld		4,624,409
Less foreign taxes withheld		(352,097)
Total income		4,272,312

Expenses
Management fee Basic fee	$ 1,170,672
Performance adjustment	106,650
Transfer agent fees	242,699
Distribution and service plan fees	34,902
Accounting and security lending fees	86,064
Custodian fees and expenses	131,175
Independent trustees' compensation	1,025
Registration fees	34,002
Audit	38,271
Legal	649
Miscellaneous	1,451
Total expenses before reductions	1,847,560
Expense reductions	(50,381)	1,797,179
Net investment income (loss)		2,475,133
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,570,702
Foreign currency transactions	(45,222)
Total net realized gain (loss)		7,525,480
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $35,138)	32,112,075
Assets and liabilities in foreign currencies	9,693
Total change in net unrealized appreciation (depreciation)		32,121,768
Net gain (loss)		39,647,248
Net increase (decrease) in net assets resulting from operations		$ 42,122,381

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,475,133	$ 5,615,371
Net realized gain (loss)	7,525,480	9,140,393
Change in net unrealized appreciation (depreciation)	32,121,768	20,537,189
Net increase (decrease) in net assets resulting from operations	42,122,381	35,292,953
Distributions to shareholders from net investment income	(5,845,552)	(1,867,192)
Distributions to shareholders from net realized gain	(9,769,201)	-
Total distributions	(15,614,753)	(1,867,192)
Share transactions - net increase (decrease)	38,384,113	122,647,348
Redemption fees	1,183	3,128
Total increase (decrease) in net assets	64,892,924	156,076,237

Net Assets
Beginning of period	294,565,797	138,489,560
End of period (including undistributed net investment income of $1,930,563 and undistributed net investment income of $5,300,982, respectively)	$ 359,458,721	$ 294,565,797

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.31	$ 6.67	$ 7.36	$ 6.40	$ 4.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.13	.11	.08	.06	.11
Net realized and unrealized gain (loss)	.91	.59	(.69)	.95	1.55	(5.21)
Total from investment operations	.95	.72	(.58)	1.03	1.61	(5.10)
Distributions from net investment income	(.13)	(.08)	(.09)	(.04)	(.11)	-
Distributions from net realized gain	(.25)	-	(.02)	(.03)	-	-
Total distributions	(.37) K	(.08)	(.11)	(.07)	(.11)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 7.89	$ 7.31	$ 6.67	$ 7.36	$ 6.40	$ 4.90
Total Return B,C,D	13.53%	10.88%	(8.03)%	16.17%	33.87%	(51.00)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.49% A	1.57%	1.73%	2.02%	2.09%	2.00%
Expenses net of fee waivers, if any	1.45% A	1.45%	1.45%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.42% A	1.42%	1.42%	1.47%	1.47%	1.48%
Net investment income (loss)	1.15% A	1.88%	1.44%	1.15%	1.13%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,389	$ 5,767	$ 4,307	$ 5,029	$ 3,727	$ 5,944
Portfolio turnover rate G	74% A	110%	75%	67%	98%	91%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period November 1, 2007 (commencement of operations) to October 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.37 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.37	$ 6.73	$ 7.41	$ 6.40	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.11	.09	.06	.04	.09
Net realized and unrealized gain (loss)	.91	.59	(.68)	.95	1.57	(5.21)
Total from investment operations	.94	.70	(.59)	1.01	1.61	(5.12)
Distributions from net investment income	(.13)	(.06)	(.07)	-	(.09)	-
Distributions from net realized gain	(.25)	-	(.02)	-	-	-
Total distributions	(.37) K	(.06)	(.09)	-	(.09)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 7.94	$ 7.37	$ 6.73	$ 7.41	$ 6.40	$ 4.88
Total Return B,C,D	13.31%	10.52%	(8.08)%	15.78%	33.74%	(51.20)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.76% A	1.84%	2.02%	2.31%	2.34%	2.42%
Expenses net of fee waivers, if any	1.69% A	1.70%	1.70%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.67% A	1.67%	1.67%	1.72%	1.72%	1.73%
Net investment income (loss)	.91% A	1.63%	1.19%	.90%	.88%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,451	$ 2,348	$ 997	$ 1,004	$ 1,526	$ 2,567
Portfolio turnover rate G	74% A	110%	75%	67%	98%	91%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period November 1, 2007 (commencement of operations) to October 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.37 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.33	$ 6.68	$ 7.37	$ 6.39	$ 4.86	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.08	.05	.03	.02	.05
Net realized and unrealized gain (loss)	.91	.59	(.68)	.95	1.56	(5.19)
Total from investment operations	.93	.67	(.63)	.98	1.58	(5.14)
Distributions from net investment income	(.05)	(.02)	(.04)	-	(.05)	-
Distributions from net realized gain	(.25)	-	(.02)	-	-	-
Total distributions	(.30)	(.02)	(.06)	-	(.05)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 7.96	$ 7.33	$ 6.68	$ 7.37	$ 6.39	$ 4.86
Total Return B,C,D	13.08%	10.05%	(8.66)%	15.34%	32.95%	(51.40)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.24% A	2.34%	2.51%	2.81%	2.82%	2.92%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.20%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.17% A	2.17%	2.17%	2.22%	2.22%	2.24%
Net investment income (loss)	.40% A	1.13%	.69%	.40%	.38%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 219	$ 220	$ 254	$ 327	$ 1,337	$ 2,505
Portfolio turnover rate G	74% A	110%	75%	67%	98%	91%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period November 1, 2007 (commencement of operations) to October 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.31	$ 6.67	$ 7.36	$ 6.39	$ 4.86	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.08	.05	.03	.02	.05
Net realized and unrealized gain (loss)	.91	.58	(.69)	.94	1.56	(5.19)
Total from investment operations	.93	.66	(.64)	.97	1.58	(5.14)
Distributions from net investment income	(.08)	(.02)	(.03)	-	(.05)	-
Distributions from net realized gain	(.25)	-	(.02)	-	-	-
Total distributions	(.32) K	(.02)	(.05)	-	(.05)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 7.92	$ 7.31	$ 6.67	$ 7.36	$ 6.39	$ 4.86
Total Return B,C,D	13.16%	9.98%	(8.72)%	15.18%	33.10%	(51.40)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.25% A	2.31%	2.51%	2.80%	2.85%	2.92%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.20%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.17% A	2.17%	2.17%	2.22%	2.22%	2.23%
Net investment income (loss)	.40% A	1.13%	.69%	.40%	.38%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,285	$ 2,737	$ 1,396	$ 1,423	$ 1,714	$ 2,787
Portfolio turnover rate G	74% A	110%	75%	67%	98%	91%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period November 1, 2007 (commencement of operations) to October 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.32 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total International Equity

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.32	$ 6.69	$ 7.37	$ 6.41	$ 4.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.15	.12	.09	.07	.13
Net realized and unrealized gain (loss)	.90	.58	(.68)	.96	1.55	(5.21)
Total from investment operations	.96	.73	(.56)	1.05	1.62	(5.08)
Distributions from net investment income	(.15)	(.10)	(.10)	(.06)	(.12)	(.01)
Distributions from net realized gain	(.25)	-	(.02)	(.03)	-	-
Total distributions	(.39) J	(.10)	(.12)	(.09)	(.12)	(.01)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 7.89	$ 7.32	$ 6.69	$ 7.37	$ 6.41	$ 4.91
Total Return B,C	13.71%	11.03%	(7.70)%	16.45%	34.23%	(50.87)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.08% A	1.16%	1.42%	1.79%	1.87%	1.89%
Expenses net of fee waivers, if any	1.08% A	1.16%	1.20%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.06% A	1.13%	1.17%	1.22%	1.22%	1.23%
Net investment income (loss)	1.52% A	2.16%	1.69%	1.40%	1.38%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 339,928	$ 281,979	$ 131,338	$ 60,826	$ 33,061	$ 23,226
Portfolio turnover rate F	74% A	110%	75%	67%	98%	91%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period November 1, 2007 (commencement of operations) to October 31, 2008. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.39 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.30	$ 6.67	$ 7.35	$ 6.41	$ 4.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.14	.12	.10	.07	.13
Net realized and unrealized gain (loss)	.90	.59	(.68)	.95	1.55	(5.21)
Total from investment operations	.95	.73	(.56)	1.05	1.62	(5.08)
Distributions from net investment income	(.15)	(.10)	(.10)	(.08)	(.12)	(.01)
Distributions from net realized gain	(.25)	-	(.02)	(.03)	-	-
Total distributions	(.39) J	(.10)	(.12)	(.11)	(.12)	(.01)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 7.86	$ 7.30	$ 6.67	$ 7.35	$ 6.41	$ 4.91
Total Return B,C	13.61%	11.06%	(7.72)%	16.48%	34.23%	(50.87)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.22% A	1.27%	1.48%	1.82%	1.80%	1.91%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.17% A	1.17%	1.17%	1.23%	1.22%	1.23%
Net investment income (loss)	1.40% A	2.13%	1.69%	1.40%	1.38%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,186	$ 1,514	$ 197	$ 28	$ 1,308	$ 2,733
Portfolio turnover rate F	74% A	110%	75%	67%	98%	91%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period November 1, 2007 (commencement of operations) to October 31, 2008. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.39 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Total International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total International Equity and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 55,673,111
Gross unrealized depreciation	(9,356,334)
Net unrealized appreciation (depreciation) on securities and other investments	$ 46,316,777

Tax cost	$ 317,816,604

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (6,969,886)
2017	(15,708,944)
2019	(8,855,997)
Total capital loss carryforward	$ (31,534,827)

Due to large subscriptions in a prior period, $31,534,827 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $4,535,766 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $141,788,400 and $119,902,864, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Total International Equity as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 8,914	$ 289
Class T	.25%	.25%	9,878	68
Class B	.75%	.25%	1,103	836
Class C	.75%	.25%	15,007	2,357
			$ 34,902	$ 3,550

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,460
Class T	902
Class B*	185
Class C*	182
$ 3,729

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 10,523.29
Class T	6,127.31
Class B	328.30
Class C	4,555.30
Total International Equity	218,539.14
Institutional Class	2,627.27
	$ 242,699

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $377 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $421 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $50,887. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2013. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.45%	$ 1,582
Class T	1.70%	1,205
Class B	2.20%	48
Class C	2.20%	764
Institutional Class	1.20%	166
		$ 3,765

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,577.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $45,039 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 102,760	$ 48,329
Class T	49,034	9,062
Class B	1,541	714
Class C	28,314	4,731
Total International Equity	5,630,153	1,801,469
Institutional Class	33,750	2,887
Total	$ 5,845,552	$ 1,867,192
From net realized gain
Class A	$ 199,811	$ -
Class T	93,853	-
Class B	6,990	-
Class C	92,492	-
Total International Equity	9,320,186	-
Institutional Class	55,869	-
Total	$ 9,769,201	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	339,281	388,955	$ 2,533,556	$ 2,677,369
Reinvestment of distributions	41,103	7,157	293,886	46,237
Shares redeemed	(105,871)	(252,362)	(799,044)	(1,699,392)
Net increase (decrease)	274,513	143,750	$ 2,028,398	$ 1,024,214
Class T
Shares sold	427,954	207,939	$ 3,216,062	$ 1,463,372
Reinvestment of distributions	19,724	1,377	142,209	8,993
Shares redeemed	(80,059)	(38,757)	(604,843)	(259,817)
Net increase (decrease)	367,619	170,559	$ 2,753,428	$ 1,212,548
Class B
Shares sold	571	4,797	$ 4,304	$ 32,306
Reinvestment of distributions	1,165	108	8,437	705
Shares redeemed	(4,205)	(12,955)	(32,001)	(88,815)
Net increase (decrease)	(2,469)	(8,050)	$ (19,260)	$ (55,804)
Class C
Shares sold	75,669	258,694	$ 568,422	$ 1,733,640
Reinvestment of distributions	12,546	710	90,328	4,622
Shares redeemed	(47,757)	(94,222)	(358,393)	(638,538)
Net increase (decrease)	40,458	165,182	$ 300,357	$ 1,099,724
Total International Equity
Shares sold	7,665,395	32,478,543	$ 56,724,439	$ 209,916,522
Reinvestment of distributions	2,062,441	266,160	14,746,450	1,719,395
Shares redeemed	(5,171,868)	(13,867,286)	(38,667,977)	(93,416,780)
Net increase (decrease)	4,555,968	18,877,417	$ 32,802,912	$ 118,219,137
Institutional Class
Shares sold	90,104	198,611	$ 670,498	$ 1,289,078
Reinvestment of distributions	12,587	448	89,619	2,887
Shares redeemed	(32,141)	(21,161)	(241,839)	(144,436)
Net increase (decrease)	70,550	177,898	$ 518,278	$ 1,147,529

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

11. Other - continued

At the end of the period, a shareholder of record owned approximately 66% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank & Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ATIE-USAN-0613
1.853366.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Total International Equity

Fund - Institutional Class

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Institutional Class is
a class of Fidelity®
Total International Equity Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.45%
Actual		$ 1,000.00	$ 1,135.30	$ 7.68
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Class T	1.69%
Actual		$ 1,000.00	$ 1,133.10	$ 8.94
HypotheticalA		$ 1,000.00	$ 1,016.41	$ 8.45
Class B	2.20%
Actual		$ 1,000.00	$ 1,130.80	$ 11.62
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.20%
Actual		$ 1,000.00	$ 1,131.60	$ 11.63
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Total International Equity	1.08%
Actual		$ 1,000.00	$ 1,137.10	$ 5.72
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,136.10	$ 6.36
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
United Kingdom 17.0%
Japan 12.6%
United States of America 7.8%
Switzerland 6.9%
Germany 4.6%
Australia 4.5%
France 4.3%
Taiwan 3.9%
India 3.1%
Other 35.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
United Kingdom 16.8%
Japan 10.8%
United States of America 7.2%
Switzerland 6.9%
Germany 5.1%
France 5.0%
Australia 4.8%
Taiwan 3.7%
Korea (South) 2.9%
Other 36.8%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.7	98.4
Short-Term Investments and Net Other Assets (Liabilities)	2.3	1.6
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.9	2.3
Sanofi SA (France, Pharmaceuticals)	1.6	1.4
Royal Dutch Shell PLC Class A sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	1.5	1.8
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	1.4	1.0
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.3	1.8
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.2	1.2
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	1.2	1.2
GlaxoSmithKline PLC sponsored ADR (United Kingdom, Pharmaceuticals)	1.1	1.2
DENSO Corp. (Japan, Auto Components)	1.1	0.7
Novartis AG (Switzerland, Pharmaceuticals)	1.1	0.0
	13.4
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.5	21.4
Consumer Staples	14.8	14.4
Industrials	12.6	12.2
Consumer Discretionary	11.9	10.2
Health Care	9.3	9.8
Materials	7.6	8.7
Information Technology	6.3	6.3
Energy	5.1	7.4
Telecommunication Services	4.4	4.1
Utilities	3.2	3.9

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 4.5%
Ansell Ltd.	28,912	$ 473,575
Australia & New Zealand Banking Group Ltd.	97,820	3,228,894
Coca-Cola Amatil Ltd.	86,696	1,360,749
CSL Ltd.	38,167	2,491,184
Imdex Ltd.	29,418	30,040
Newcrest Mining Ltd.	24,416	425,496
Ramsay Health Care Ltd.	2,307	76,509
Sydney Airport unit	151,947	545,031
Telstra Corp. Ltd.	233,537	1,205,697
Transurban Group unit	103,132	729,174
Westfield Group unit	123,734	1,494,404
Westpac Banking Corp.	102,286	3,584,148
Woolworths Ltd.	14,158	534,411
TOTAL AUSTRALIA		16,179,312
Austria - 0.6%
Andritz AG	23,458	1,528,586
Vienna Insurance Group AG	13,400	710,121
Zumtobel AG	5,300	59,350
TOTAL AUSTRIA		2,298,057
Bailiwick of Jersey - 0.9%
Glencore International PLC	173,874	856,041
Informa PLC	156,650	1,163,128
Randgold Resources Ltd. sponsored ADR	5,960	487,409
Wolseley PLC	16,091	795,589
TOTAL BAILIWICK OF JERSEY		3,302,167
Belgium - 1.8%
Anheuser-Busch InBev SA NV (d)	45,471	4,368,425
Gimv NV	2,103	108,234
KBC Groupe SA	22,512	883,486
Umicore SA	26,783	1,239,806
TOTAL BELGIUM		6,599,951
Bermuda - 2.2%
China Foods Ltd.	1,562,000	797,088
Credicorp Ltd. (NY Shares)	3,772	568,025
First Pacific Co. Ltd.	712,000	985,404
GP Investments Ltd. Class A (depositary receipt) (a)	13,900	32,792
Hongkong Land Holdings Ltd.	89,000	646,140
Jardine Strategic Holdings Ltd.	24,500	955,500
Lazard Ltd. Class A	17,100	579,690
Common Stocks - continued
	Shares	Value
Bermuda - continued
Pacific Basin Shipping Ltd.	1,143,000	$ 652,499
Texwinca Holdings Ltd.	736,000	859,282
Vtech Holdings Ltd.	75,000	956,811
Yue Yuen Industrial (Holdings) Ltd.	264,000	913,436
TOTAL BERMUDA		7,946,667
Brazil - 2.6%
Arezzo Industria e Comercio SA	19,300	406,692
Banco Bradesco SA	119,710	2,048,667
BM&F Bovespa SA	150,800	1,046,913
Companhia de Bebidas das Americas (AmBev)	22,000	902,432
Duratex SA	74,800	561,911
Fleury SA	59,700	568,429
Iguatemi Empresa de Shopping Centers SA	23,400	279,642
LPS Brasil Consultoria de Imoveis SA	51,200	527,162
Porto Seguro SA	53,300	661,205
Tegma Gestao Logistica SA	40,100	538,742
Tractebel Energia SA	60,500	1,076,194
Weg SA	54,400	719,986
TOTAL BRAZIL		9,337,975
British Virgin Islands - 0.0%
Gem Diamonds Ltd. (a)	18,223	37,011
Canada - 0.3%
Agnico Eagle Mines Ltd. (Canada)	8,840	285,351
Baytex Energy Corp.	900	35,564
Copper Mountain Mining Corp. (a)	12,900	25,865
Eldorado Gold Corp.	4,800	37,973
Goldcorp, Inc.	9,494	281,018
Painted Pony Petroleum Ltd. Class A (a)	6,300	61,158
Pason Systems, Inc.	5,400	92,461
Petrominerales Ltd.	5,525	30,492
TAG Oil Ltd. (a)	9,000	49,134
TOTAL CANADA		899,016
Cayman Islands - 1.6%
Baidu.com, Inc. sponsored ADR (a)	7,000	600,950
China Mengniu Dairy Co. Ltd.	265,000	746,152
ENN Energy Holdings Ltd.	148,000	856,324
Mindray Medical International Ltd. sponsored ADR	15,300	604,197
Sands China Ltd.	346,600	1,817,828
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Vantage Drilling Co. (a)	23,300	$ 39,377
Wynn Macau Ltd.	308,000	934,698
TOTAL CAYMAN ISLANDS		5,599,526
Chile - 1.7%
Cencosud SA	137,136	774,449
Compania Cervecerias Unidas SA sponsored ADR	21,500	742,395
Embotelladora Andina SA sponsored ADR	16,600	678,110
Empresa Nacional de Telecomunicaciones SA (ENTEL)	45,527	877,769
Inversiones Aguas Metropolitanas SA	516,177	1,095,924
Parque Arauco SA	300,738	777,723
Quinenco SA	209,098	685,968
Sociedad Matriz SAAM SA	5,534,577	634,605
TOTAL CHILE		6,266,943
China - 0.4%
China Oilfield Services Ltd. (H Shares)	340,000	670,348
Dongfeng Motor Group Co. Ltd. (H Shares)	482,000	718,017
TOTAL CHINA		1,388,365
Colombia - 0.2%
Grupo de Inversiones Suramerica	27,440	578,845
Czech Republic - 0.2%
Komercni Banka A/S	4,300	821,935
Denmark - 1.1%
Novo Nordisk A/S Series B sponsored ADR	17,600	3,108,688
Spar Nord Bank A/S (a)	100	643
TDC A/S	94,443	766,074
TOTAL DENMARK		3,875,405
Finland - 0.7%
Nokian Tyres PLC	33,858	1,467,880
Outotec Oyj	2,425	35,385
Sampo Oyj (A Shares)	29,699	1,185,097
TOTAL FINLAND		2,688,362
France - 4.3%
Alstom SA	16,937	695,029
Arkema SA	7,160	670,805
Atos Origin SA	11,152	776,188
BNP Paribas SA	40,079	2,233,208
Danone SA	20,180	1,541,677
Common Stocks - continued
	Shares	Value
France - continued
Laurent-Perrier Group SA	1,059	$ 85,771
Pernod Ricard SA	4,843	599,531
PPR SA	3,513	772,848
Remy Cointreau SA	5,681	661,448
Safran SA	19,314	948,493
Saft Groupe SA	2,329	57,326
Sanofi SA	53,201	5,751,857
Schneider Electric SA (d)	7,545	575,317
Vetoquinol SA	1,300	45,797
Virbac SA	560	114,311
TOTAL FRANCE		15,529,606
Germany - 4.3%
Allianz AG	17,657	2,605,542
alstria office REIT-AG	5,900	71,484
BASF AG (d)	7,303	682,086
Bayer AG	14,893	1,553,769
Bayerische Motoren Werke AG (BMW)	12,951	1,194,760
Bilfinger Berger AG	1,345	134,796
CompuGROUP Holding AG	3,546	81,770
CTS Eventim AG	4,783	184,717
Deutsche Bank AG	27,500	1,265,908
Deutsche Post AG	31,383	744,764
Fielmann AG	1,379	133,046
Fresenius SE & Co. KGaA	6,100	764,940
HeidelbergCement Finance AG	8,743	629,476
Lanxess AG	4,700	342,288
Linde AG	15,649	2,959,445
Siemens AG	11,551	1,206,929
Siemens AG sponsored ADR	6,169	644,722
Telefonica Deutschland Holding AG	46,707	370,664
TOTAL GERMANY		15,571,106
Greece - 0.0%
Titan Cement Co. SA (Reg.) (a)	2,750	51,065
Hong Kong - 1.6%
Cathay Pacific Airways Ltd.	339,000	595,860
China Insurance International Holdings Co. Ltd. (a)	388,200	661,328
China Merchant Holdings International Co. Ltd.	224,000	708,646
China Resources Enterprise Ltd.	272,000	932,353
Dah Chong Hong Holdings Ltd.	789,000	726,964
Hysan Development Co. Ltd.	141,000	698,627
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Television Broadcasts Ltd.	119,300	$ 898,576
Wing Hang Bank Ltd.	47,000	493,914
TOTAL HONG KONG		5,716,268
Hungary - 0.2%
Richter Gedeon PLC	4,700	697,978
India - 3.1%
Aditya Birla Nuvo Ltd.	46,535	908,813
Bharat Heavy Electricals Ltd.	197,584	709,403
Bharti Airtel Ltd. (a)	172,037	1,021,455
Cipla Ltd.	115,612	872,824
Colgate-Palmolive (India)	1,585	43,443
Container Corp. of India Ltd.	40,019	838,323
Housing Development Finance Corp. Ltd. (a)	122,570	1,935,184
Infosys Ltd.	15,425	641,179
Jyothy Laboratories Ltd.	27,018	88,978
Max India Ltd.	176,888	714,669
NTPC Ltd.	324,351	950,668
Piramal Enterprises Ltd.	9,656	100,913
Satyam Computer Services Ltd. (a)	282,634	580,693
Tata Power Co. Ltd.	506,446	893,368
Titan Industries Ltd. (a)	165,961	836,838
TOTAL INDIA		11,136,751
Ireland - 0.6%
CRH PLC sponsored ADR	36,000	774,360
FBD Holdings PLC	5,072	82,393
James Hardie Industries PLC:
CDI	1,130	11,879
sponsored ADR	22,955	1,203,990
TOTAL IRELAND		2,072,622
Israel - 0.1%
Azrieli Group	13,296	384,230
Ituran Location & Control Ltd.	4,561	72,794
Strauss Group Ltd.	2,259	33,239
TOTAL ISRAEL		490,263
Italy - 1.1%
Azimut Holding SpA	8,614	160,180
Beni Stabili SpA SIIQ	105,412	74,270
Enel SpA	214,767	830,411
Common Stocks - continued
	Shares	Value
Italy - continued
ENI SpA	85,400	$ 2,038,191
Interpump Group SpA	55,091	484,648
Prada SpA	55,100	496,671
TOTAL ITALY		4,084,371
Japan - 12.6%
AEON Financial Service Co. Ltd.	25,100	752,523
Air Water, Inc.	59,000	955,344
Aozora Bank Ltd.	227,000	711,214
Artnature, Inc.	2,000	37,571
Asahi Co. Ltd.	3,900	65,629
Astellas Pharma, Inc.	16,900	985,018
Autobacs Seven Co. Ltd.	26,900	453,306
Azbil Corp.	3,600	77,735
Cosmos Pharmaceutical Corp.	300	33,455
Credit Saison Co. Ltd.	18,000	526,529
Daiichi Sankyo Kabushiki Kaisha	32,500	635,918
Daikokutenbussan Co. Ltd.	5,000	137,474
DENSO Corp.	85,900	3,851,812
Fanuc Corp.	5,800	875,523
Fast Retailing Co. Ltd.	3,600	1,320,171
FCC Co. Ltd.	6,700	169,854
Fields Corp.	2,200	44,617
GCA Savvian Group Corp.	5,800	73,015
Glory Ltd.	2,200	60,455
Goldcrest Co. Ltd.	5,460	179,605
Harmonic Drive Systems, Inc.	2,000	41,104
Hitachi Ltd.	112,000	715,775
Hoya Corp.	31,000	621,127
Itochu Corp.	85,100	1,055,193
Iwatsuka Confectionary Co. Ltd.	1,200	56,933
Japan Retail Fund Investment Corp.	255	604,472
Japan Tobacco, Inc.	54,100	2,045,047
JSR Corp.	41,300	950,728
Kamigumi Co. Ltd.	6,000	56,260
Kansai Electric Power Co., Inc.	58,700	717,158
KDDI Corp.	4,200	201,967
Keyence Corp.	4,821	1,529,925
Kobayashi Pharmaceutical Co. Ltd.	8,600	469,861
Kyoto Kimono Yuzen Co. Ltd.	2,800	30,656
Lasertec Corp.	2,000	48,816
Meiko Network Japan Co. Ltd.	3,700	51,323
Common Stocks - continued
	Shares	Value
Japan - continued
Miraial Co. Ltd.	2,400	$ 49,807
Mitsubishi Corp.	46,800	842,506
Mitsui Fudosan Co. Ltd.	54,000	1,837,783
Nabtesco Corp.	2,900	63,995
Nagaileben Co. Ltd.	5,100	87,279
Nihon M&A Center, Inc.	4,200	221,550
Nihon Parkerizing Co. Ltd.	7,000	142,584
Nippon Seiki Co. Ltd.	7,000	92,397
Nippon Thompson Co. Ltd.	15,000	74,889
Nissan Motor Co. Ltd.	133,600	1,393,756
Nitto Denko Corp.	11,700	768,685
NS Tool Co. Ltd.	1,900	37,815
Obic Co. Ltd.	350	92,343
ORIX Corp.	70,700	1,084,843
OSG Corp.	10,300	156,713
Santen Pharmaceutical Co. Ltd.	16,900	848,295
Sekisui House Ltd.	58,000	869,382
Seven & i Holdings Co. Ltd.	32,600	1,253,997
Seven Bank Ltd.	403,700	1,433,509
Shinsei Bank Ltd.	332,000	931,825
SHO-BOND Holdings Co. Ltd.	17,200	725,952
Shoei Co. Ltd.	5,900	57,176
SMC Corp.	4,200	841,985
Softbank Corp.	17,500	867,894
Sparx Group Co. Ltd. (a)	210	70,547
Sumitomo Mitsui Financial Group, Inc.	69,700	3,294,535
Sumitomo Realty & Development Co. Ltd.	11,000	519,875
The Nippon Synthetic Chemical Industry Co. Ltd.	13,000	124,515
Tocalo Co. Ltd.	2,700	39,539
Toshiba Corp.	179,000	987,037
Tsutsumi Jewelry Co. Ltd.	2,100	65,576
Unicharm Corp.	15,000	969,921
USS Co. Ltd.	18,450	2,366,849
Workman Co. Ltd.	2,000	65,722
Yamato Kogyo Co. Ltd.	24,200	800,404
TOTAL JAPAN		45,224,593
Korea (South) - 2.9%
AMOREPACIFIC Corp.	706	576,792
BS Financial Group, Inc.	54,970	723,545
Coway Co. Ltd.	2,580	130,685
E-Mart Co. Ltd.	3,957	772,283
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Kiwoom Securities Co. Ltd.	13,190	$ 808,203
Korea Plant Service & Engineering Co. Ltd.	14,148	730,768
LG Chemical Ltd.	3,069	724,340
LG Corp.	23,877	1,421,856
LG Electronics, Inc.	8,852	707,928
LG Household & Health Care Ltd.	1,518	852,971
NICE Holdings Co. Ltd.	600	45,152
NICE Information Service Co. Ltd.	7,500	36,288
Samsung Fire & Marine Insurance Co. Ltd.	4,873	1,001,928
Shinsegae Co. Ltd.	5,059	1,086,095
TK Corp. (a)	33,687	672,755
TOTAL KOREA (SOUTH)		10,291,589
Malaysia - 0.4%
Axiata Group Bhd	448,500	997,977
Top Glove Corp. Bhd	222,300	461,770
TOTAL MALAYSIA		1,459,747
Mexico - 0.8%
America Movil S.A.B. de CV Series L	827,200	890,400
Consorcio ARA SA de CV (a)	1,857,300	613,374
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	5,620	637,252
Grupo Televisa SA de CV	169,500	860,601
TOTAL MEXICO		3,001,627
Netherlands - 1.8%
Aalberts Industries NV	7,400	165,818
ASM International NV (depositary receipt)	3,050	102,114
ASML Holding NV (d)	30,876	2,296,248
D.E. Master Blenders 1753 NV (a)	19,200	304,437
Heijmans NV (Certificaten Van Aandelen)	6,581	60,408
ING Groep NV (Certificaten Van Aandelen) (a)	112,078	923,281
Koninklijke Philips Electronics NV	40,639	1,124,808
QIAGEN NV (a)	2,980	59,242
Unilever NV (Certificaten Van Aandelen) (Bearer)	28,500	1,214,423
VastNed Retail NV	1,503	67,091
TOTAL NETHERLANDS		6,317,870
Norway - 0.4%
DnB ASA	8,000	130,755
Telenor ASA	60,408	1,357,648
TOTAL NORWAY		1,488,403
Common Stocks - continued
	Shares	Value
Papua New Guinea - 0.2%
Oil Search Ltd. ADR	87,795	$ 676,257
Philippines - 0.2%
BDO Unibank, Inc.	278,762	620,825
Jollibee Food Corp.	29,770	92,907
TOTAL PHILIPPINES		713,732
Poland - 0.2%
Warsaw Stock Exchange	63,638	761,276
Portugal - 0.4%
Jeronimo Martins SGPS SA	54,969	1,309,199
Russia - 0.3%
Sberbank (Savings Bank of the Russian Federation) (a)	289,400	920,414
Singapore - 1.3%
Ascendas Real Estate Investment Trust	297,000	663,108
ComfortDelgro Corp. Ltd.	349,000	562,446
Singapore Telecommunications Ltd.	467,000	1,490,062
United Overseas Bank Ltd.	82,746	1,434,300
UOL Group Ltd.	58,000	335,747
TOTAL SINGAPORE		4,485,663
South Africa - 2.7%
African Bank Investments Ltd.	201,400	639,426
AngloGold Ashanti Ltd.	39,300	758,243
Bidvest Group Ltd.	32,600	847,778
City Lodge Hotels Ltd.	4,700	67,094
Clicks Group Ltd.	105,320	671,344
Impala Platinum Holdings Ltd.	54,100	738,295
Mr Price Group Ltd.	2,700	38,808
Nampak Ltd.	18,930	69,573
Naspers Ltd. Class N	19,800	1,325,001
Reunert Ltd.	18,100	157,310
Sasol Ltd.	30,300	1,312,491
Shoprite Holdings Ltd.	40,700	771,456
Standard Bank Group Ltd.	113,971	1,423,764
Tiger Brands Ltd.	28,300	880,238
TOTAL SOUTH AFRICA		9,700,821
Spain - 1.7%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	204,628	2,005,354
Grifols SA	1,546	62,037
Iberdrola SA	187,617	1,010,566
Inditex SA	11,699	1,572,284
Common Stocks - continued
	Shares	Value
Spain - continued
Prosegur Compania de Seguridad SA (Reg.)	122,476	$ 683,890
Repsol YPF SA	33,751	791,181
TOTAL SPAIN		6,125,312
Sweden - 2.5%
ASSA ABLOY AB (B Shares) (d)	30,400	1,210,643
Atlas Copco AB (A Shares)	49,659	1,307,169
Fagerhult AB	12,985	344,608
H&M Hennes & Mauritz AB (B Shares)	44,986	1,591,608
Intrum Justitia AB	26,363	543,039
SKF AB (B Shares)	29,400	684,074
Svenska Cellulosa AB (SCA) (B Shares)	26,876	697,916
Svenska Handelsbanken AB (A Shares)	43,531	1,977,384
Swedish Match Co. AB (d)	22,450	778,695
TOTAL SWEDEN		9,135,136
Switzerland - 6.9%
Nestle SA	97,646	6,963,379
Novartis AG	51,283	3,796,357
Roche Holding AG (participation certificate)	18,027	4,505,781
Schindler Holding AG:
(participation certificate)	5,270	790,103
(Reg.)	1,620	237,128
Swatch Group AG (Bearer)	940	538,342
Swisscom AG	1,888	888,972
Syngenta AG (Switzerland)	3,096	1,323,600
UBS AG (NY Shares)	205,697	3,659,350
Zehnder Group AG	1,363	60,249
Zurich Insurance Group AG	6,639	1,853,608
TOTAL SWITZERLAND		24,616,869
Taiwan - 3.9%
China Steel Chemical Corp.	153,000	744,507
Chroma ATE, Inc.	345,116	740,788
CTCI Corp.	373,000	746,253
Delta Electronics, Inc.	180,000	863,683
E.SUN Financial Holdings Co. Ltd.	1,411,350	851,883
Powertech Technology, Inc.	434,000	777,050
President Chain Store Corp.	156,000	962,767
Standard Foods Corp.	243,000	832,248
Synnex Technology International Corp.	341,000	577,006
Taiwan Hon Chuan Enterprise Co. Ltd.	311,000	864,768
Taiwan Mobile Co. Ltd.	265,000	966,005
Common Stocks - continued
	Shares	Value
Taiwan - continued
Taiwan Semiconductor Manufacturing Co. Ltd.	769,035	$ 2,856,350
TXC Corp.	420,000	655,137
Unified-President Enterprises Corp.	506,800	998,477
Wistron Corp.	636,000	645,921
Wowprime Corp.	4,000	56,494
TOTAL TAIWAN		14,139,337
Thailand - 0.2%
PTT Exploration and Production PCL (For. Reg.)	143,300	751,898
Turkey - 1.4%
Albaraka Turk Katilim Bankasi A/S	107,303	116,116
Anadolu Efes Biracilik Ve Malt Sanayii A/S	36,000	598,410
Asya Katilim Bankasi A/S (a)	29,000	35,102
Boyner Buyuk Magazacilik A/S (a)	42,049	160,432
Coca-Cola Icecek A/S	54,989	1,533,649
Enka Insaat ve Sanayi A/S	225,680	697,402
Tupras Turkiye Petrol Rafinelleri A/S	18,313	510,752
Turkiye Garanti Bankasi A/S	257,143	1,420,006
TOTAL TURKEY		5,071,869
United Kingdom - 17.0%
Babcock International Group PLC	46,400	771,207
Barclays PLC	408,229	1,821,713
Barclays PLC sponsored ADR	35,867	644,889
Bellway PLC	6,928	144,744
Berendsen PLC	6,746	81,054
BG Group PLC	124,227	2,092,738
BHP Billiton PLC	69,296	1,949,490
BHP Billiton PLC ADR	24,100	1,362,373
BP PLC sponsored ADR	49,445	2,155,802
British American Tobacco PLC (United Kingdom)	19,040	1,055,487
British Land Co. PLC	102,450	946,092
Britvic PLC	11,917	81,450
Bunzl PLC	44,457	883,243
Centrica PLC	188,275	1,085,015
Compass Group PLC	70,814	931,691
Dechra Pharmaceuticals PLC	9,800	109,300
Derwent London PLC	1,900	68,147
Elementis PLC	30,508	124,872
Fenner PLC	8,453	46,167
GlaxoSmithKline PLC sponsored ADR	77,797	4,017,437
Great Portland Estates PLC	17,772	146,865
Common Stocks - continued
	Shares	Value
United Kingdom - continued
H&T Group PLC	7,114	$ 29,712
HSBC Holdings PLC sponsored ADR	88,890	4,876,505
Imperial Tobacco Group PLC	13,103	468,132
InterContinental Hotel Group PLC ADR	51,747	1,529,124
ITV PLC	373,419	730,283
Johnson Matthey PLC	33,377	1,256,751
Kingfisher PLC	165,227	803,588
Legal & General Group PLC	460,214	1,211,710
Meggitt PLC	23,598	171,770
National Grid PLC	151,091	1,925,989
Next PLC	9,500	643,250
Persimmon PLC	6,537	109,666
Prudential PLC	67,755	1,165,019
PZ Cussons PLC Class L	86,619	537,122
Reckitt Benckiser Group PLC	27,551	2,009,716
Reed Elsevier PLC	88,134	1,029,510
Rexam PLC	74,788	600,028
Rolls-Royce Group PLC	96,852	1,700,029
Rolls-Royce Group PLC (C Shares) (a)	5,126,352	7,963
Rotork PLC	25,703	1,161,440
Royal Dutch Shell PLC Class A sponsored ADR	78,230	5,317,293
SABMiller PLC	55,054	2,966,196
Scottish & Southern Energy PLC	46,824	1,132,469
Serco Group PLC	92,608	889,729
Shaftesbury PLC	49,537	467,461
Spectris PLC	4,570	149,785
Spirax-Sarco Engineering PLC	5,304	216,108
Standard Chartered PLC (United Kingdom)	99,344	2,495,290
Ted Baker PLC	3,975	83,604
Ultra Electronics Holdings PLC	4,801	123,051
Unite Group PLC	90,502	488,942
Victrex PLC	2,318	57,791
Vodafone Group PLC sponsored ADR	141,932	4,341,700
TOTAL UNITED KINGDOM		61,216,502
United States of America - 5.5%
Albemarle Corp.	5,263	322,359
Allergan, Inc.	3,900	442,845
Amazon.com, Inc. (a)	1,976	501,529
ANSYS, Inc. (a)	500	40,430
Autoliv, Inc.	16,650	1,272,393
Berkshire Hathaway, Inc. Class B (a)	7,411	787,938
Common Stocks - continued
	Shares	Value
United States of America - continued
BorgWarner, Inc. (a)	12,897	$ 1,008,158
BPZ Energy, Inc. (a)	14,847	31,773
Broadridge Financial Solutions, Inc.	2,340	58,921
Cummins, Inc.	5,691	605,465
Cymer, Inc. (a)	622	65,161
Dril-Quip, Inc. (a)	1,270	106,312
Evercore Partners, Inc. Class A	2,260	85,315
FMC Technologies, Inc. (a)	9,903	537,733
Greenhill & Co., Inc.	1,420	65,590
Kansas City Southern	1,117	121,831
Kennedy-Wilson Holdings, Inc.	3,383	56,259
KLA-Tencor Corp.	10,800	585,900
Martin Marietta Materials, Inc.	7,680	775,603
MasterCard, Inc. Class A	2,509	1,387,301
Mead Johnson Nutrition Co. Class A	18,500	1,500,165
Mohawk Industries, Inc. (a)	7,135	791,129
National Oilwell Varco, Inc.	11,700	763,074
Oceaneering International, Inc.	1,550	108,764
Philip Morris International, Inc.	23,600	2,255,924
PriceSmart, Inc.	8,950	798,609
ResMed, Inc.	17,020	817,300
Solera Holdings, Inc.	11,152	642,132
SS&C Technologies Holdings, Inc. (a)	15,854	486,559
Union Pacific Corp.	7,600	1,124,496
Universal Display Corp. (a)	2,014	63,320
Visa, Inc. Class A	8,401	1,415,232
TOTAL UNITED STATES OF AMERICA		19,625,520
TOTAL COMMON STOCKS (Cost $302,905,438)		350,203,201
Nonconvertible Preferred Stocks - 0.3%

Brazil - 0.0%
Banco ABC Brasil SA	13,994	109,952
Banco Pine SA	9,306	64,373
TOTAL BRAZIL		174,325
Germany - 0.3%
Volkswagen AG	4,816	976,100
Nonconvertible Preferred Stocks - continued
	Shares	Value
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	11,168,388	$ 17,348
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,040,130)		1,167,773
Money Market Funds - 3.6%

Fidelity Cash Central Fund, 0.13% (b)	3,921,327	3,921,327
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	8,841,080	8,841,080
TOTAL MONEY MARKET FUNDS (Cost $12,762,407)		12,762,407
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $316,707,975)		364,133,381
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(4,674,660)
NET ASSETS - 100%		$ 359,458,721
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,668
Fidelity Securities Lending Cash Central Fund	50,887
Total	$ 56,555
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 43,820,029	$ 32,921,803	$ 10,898,226	$ -
Consumer Staples	52,923,647	34,317,674	18,605,973	-
Energy	18,172,793	14,822,111	3,350,682	-
Financials	81,421,391	64,143,755	17,241,348	36,288
Health Care	34,135,320	22,030,596	12,104,724	-
Industrials	43,911,038	36,485,822	7,425,216	-
Information Technology	22,160,218	14,540,124	7,620,094	-
Materials	27,008,168	19,234,575	7,773,593	-
Telecommunication Services	16,244,284	15,174,423	1,069,861	-
Utilities	11,574,086	8,930,939	2,643,147	-
Money Market Funds	12,762,407	12,762,407	-	-
Total Investments in Securities:	$ 364,133,381	$ 275,364,229	$ 88,732,864	$ 36,288

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 31,519,838
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,472,738) - See accompanying schedule: Unaffiliated issuers (cost $303,945,568)	$ 351,370,974
Fidelity Central Funds (cost $12,762,407)	12,762,407
Total Investments (cost $316,707,975)		$ 364,133,381
Cash		922,749
Foreign currency held at value (cost $77,379)		77,545
Receivable for investments sold		6,094,947
Receivable for fund shares sold		77,925
Dividends receivable		1,601,546
Distributions receivable from Fidelity Central Funds		24,199
Prepaid expenses		357
Receivable from investment adviser for expense reductions		2,641
Other receivables		31,722
Total assets		372,967,012

Liabilities
Payable for investments purchased	$ 4,132,951
Payable for fund shares redeemed	140,966
Accrued management fee	228,792
Distribution and service plan fees payable	6,689
Other affiliated payables	57,721
Other payables and accrued expenses	100,092
Collateral on securities loaned, at value	8,841,080
Total liabilities		13,508,291

Net Assets		$ 359,458,721
Net Assets consist of:
Paid in capital		$ 335,779,505
Undistributed net investment income		1,930,563
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(25,674,097)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		47,422,750
Net Assets		$ 359,458,721
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,389,249 ÷ 1,063,539 shares)	$ 7.89

Maximum offering price per share (100/94.25 of $7.89)	$ 8.37
Class T: Net Asset Value and redemption price per share ($5,451,344 ÷ 686,353 shares)	$ 7.94

Maximum offering price per share (100/96.50 of $7.94)	$ 8.23
Class B: Net Asset Value and offering price per share ($219,099 ÷ 27,538 shares)A	$ 7.96

Class C: Net Asset Value and offering price per share ($3,284,575 ÷ 414,734 shares)A	$ 7.92

Total International Equity: Net Asset Value, offering price and redemption price per share ($339,928,338 ÷ 43,078,787 shares)	$ 7.89

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,186,116 ÷ 278,025 shares)	$ 7.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 4,567,566
Interest		288
Income from Fidelity Central Funds		56,555
Income before foreign taxes withheld		4,624,409
Less foreign taxes withheld		(352,097)
Total income		4,272,312

Expenses
Management fee Basic fee	$ 1,170,672
Performance adjustment	106,650
Transfer agent fees	242,699
Distribution and service plan fees	34,902
Accounting and security lending fees	86,064
Custodian fees and expenses	131,175
Independent trustees' compensation	1,025
Registration fees	34,002
Audit	38,271
Legal	649
Miscellaneous	1,451
Total expenses before reductions	1,847,560
Expense reductions	(50,381)	1,797,179
Net investment income (loss)		2,475,133
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,570,702
Foreign currency transactions	(45,222)
Total net realized gain (loss)		7,525,480
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $35,138)	32,112,075
Assets and liabilities in foreign currencies	9,693
Total change in net unrealized appreciation (depreciation)		32,121,768
Net gain (loss)		39,647,248
Net increase (decrease) in net assets resulting from operations		$ 42,122,381

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,475,133	$ 5,615,371
Net realized gain (loss)	7,525,480	9,140,393
Change in net unrealized appreciation (depreciation)	32,121,768	20,537,189
Net increase (decrease) in net assets resulting from operations	42,122,381	35,292,953
Distributions to shareholders from net investment income	(5,845,552)	(1,867,192)
Distributions to shareholders from net realized gain	(9,769,201)	-
Total distributions	(15,614,753)	(1,867,192)
Share transactions - net increase (decrease)	38,384,113	122,647,348
Redemption fees	1,183	3,128
Total increase (decrease) in net assets	64,892,924	156,076,237

Net Assets
Beginning of period	294,565,797	138,489,560
End of period (including undistributed net investment income of $1,930,563 and undistributed net investment income of $5,300,982, respectively)	$ 359,458,721	$ 294,565,797

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.31	$ 6.67	$ 7.36	$ 6.40	$ 4.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.13	.11	.08	.06	.11
Net realized and unrealized gain (loss)	.91	.59	(.69)	.95	1.55	(5.21)
Total from investment operations	.95	.72	(.58)	1.03	1.61	(5.10)
Distributions from net investment income	(.13)	(.08)	(.09)	(.04)	(.11)	-
Distributions from net realized gain	(.25)	-	(.02)	(.03)	-	-
Total distributions	(.37) K	(.08)	(.11)	(.07)	(.11)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 7.89	$ 7.31	$ 6.67	$ 7.36	$ 6.40	$ 4.90
Total Return B,C,D	13.53%	10.88%	(8.03)%	16.17%	33.87%	(51.00)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.49% A	1.57%	1.73%	2.02%	2.09%	2.00%
Expenses net of fee waivers, if any	1.45% A	1.45%	1.45%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.42% A	1.42%	1.42%	1.47%	1.47%	1.48%
Net investment income (loss)	1.15% A	1.88%	1.44%	1.15%	1.13%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,389	$ 5,767	$ 4,307	$ 5,029	$ 3,727	$ 5,944
Portfolio turnover rate G	74% A	110%	75%	67%	98%	91%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period November 1, 2007 (commencement of operations) to October 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.37 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.37	$ 6.73	$ 7.41	$ 6.40	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.11	.09	.06	.04	.09
Net realized and unrealized gain (loss)	.91	.59	(.68)	.95	1.57	(5.21)
Total from investment operations	.94	.70	(.59)	1.01	1.61	(5.12)
Distributions from net investment income	(.13)	(.06)	(.07)	-	(.09)	-
Distributions from net realized gain	(.25)	-	(.02)	-	-	-
Total distributions	(.37) K	(.06)	(.09)	-	(.09)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 7.94	$ 7.37	$ 6.73	$ 7.41	$ 6.40	$ 4.88
Total Return B,C,D	13.31%	10.52%	(8.08)%	15.78%	33.74%	(51.20)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.76% A	1.84%	2.02%	2.31%	2.34%	2.42%
Expenses net of fee waivers, if any	1.69% A	1.70%	1.70%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.67% A	1.67%	1.67%	1.72%	1.72%	1.73%
Net investment income (loss)	.91% A	1.63%	1.19%	.90%	.88%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,451	$ 2,348	$ 997	$ 1,004	$ 1,526	$ 2,567
Portfolio turnover rate G	74% A	110%	75%	67%	98%	91%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period November 1, 2007 (commencement of operations) to October 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.37 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.33	$ 6.68	$ 7.37	$ 6.39	$ 4.86	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.08	.05	.03	.02	.05
Net realized and unrealized gain (loss)	.91	.59	(.68)	.95	1.56	(5.19)
Total from investment operations	.93	.67	(.63)	.98	1.58	(5.14)
Distributions from net investment income	(.05)	(.02)	(.04)	-	(.05)	-
Distributions from net realized gain	(.25)	-	(.02)	-	-	-
Total distributions	(.30)	(.02)	(.06)	-	(.05)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 7.96	$ 7.33	$ 6.68	$ 7.37	$ 6.39	$ 4.86
Total Return B,C,D	13.08%	10.05%	(8.66)%	15.34%	32.95%	(51.40)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.24% A	2.34%	2.51%	2.81%	2.82%	2.92%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.20%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.17% A	2.17%	2.17%	2.22%	2.22%	2.24%
Net investment income (loss)	.40% A	1.13%	.69%	.40%	.38%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 219	$ 220	$ 254	$ 327	$ 1,337	$ 2,505
Portfolio turnover rate G	74% A	110%	75%	67%	98%	91%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period November 1, 2007 (commencement of operations) to October 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.31	$ 6.67	$ 7.36	$ 6.39	$ 4.86	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.08	.05	.03	.02	.05
Net realized and unrealized gain (loss)	.91	.58	(.69)	.94	1.56	(5.19)
Total from investment operations	.93	.66	(.64)	.97	1.58	(5.14)
Distributions from net investment income	(.08)	(.02)	(.03)	-	(.05)	-
Distributions from net realized gain	(.25)	-	(.02)	-	-	-
Total distributions	(.32) K	(.02)	(.05)	-	(.05)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 7.92	$ 7.31	$ 6.67	$ 7.36	$ 6.39	$ 4.86
Total Return B,C,D	13.16%	9.98%	(8.72)%	15.18%	33.10%	(51.40)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.25% A	2.31%	2.51%	2.80%	2.85%	2.92%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.20%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.17% A	2.17%	2.17%	2.22%	2.22%	2.23%
Net investment income (loss)	.40% A	1.13%	.69%	.40%	.38%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,285	$ 2,737	$ 1,396	$ 1,423	$ 1,714	$ 2,787
Portfolio turnover rate G	74% A	110%	75%	67%	98%	91%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period November 1, 2007 (commencement of operations) to October 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.32 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total International Equity

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.32	$ 6.69	$ 7.37	$ 6.41	$ 4.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.15	.12	.09	.07	.13
Net realized and unrealized gain (loss)	.90	.58	(.68)	.96	1.55	(5.21)
Total from investment operations	.96	.73	(.56)	1.05	1.62	(5.08)
Distributions from net investment income	(.15)	(.10)	(.10)	(.06)	(.12)	(.01)
Distributions from net realized gain	(.25)	-	(.02)	(.03)	-	-
Total distributions	(.39) J	(.10)	(.12)	(.09)	(.12)	(.01)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 7.89	$ 7.32	$ 6.69	$ 7.37	$ 6.41	$ 4.91
Total Return B,C	13.71%	11.03%	(7.70)%	16.45%	34.23%	(50.87)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.08% A	1.16%	1.42%	1.79%	1.87%	1.89%
Expenses net of fee waivers, if any	1.08% A	1.16%	1.20%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.06% A	1.13%	1.17%	1.22%	1.22%	1.23%
Net investment income (loss)	1.52% A	2.16%	1.69%	1.40%	1.38%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 339,928	$ 281,979	$ 131,338	$ 60,826	$ 33,061	$ 23,226
Portfolio turnover rate F	74% A	110%	75%	67%	98%	91%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period November 1, 2007 (commencement of operations) to October 31, 2008. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.39 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.30	$ 6.67	$ 7.35	$ 6.41	$ 4.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.14	.12	.10	.07	.13
Net realized and unrealized gain (loss)	.90	.59	(.68)	.95	1.55	(5.21)
Total from investment operations	.95	.73	(.56)	1.05	1.62	(5.08)
Distributions from net investment income	(.15)	(.10)	(.10)	(.08)	(.12)	(.01)
Distributions from net realized gain	(.25)	-	(.02)	(.03)	-	-
Total distributions	(.39) J	(.10)	(.12)	(.11)	(.12)	(.01)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 7.86	$ 7.30	$ 6.67	$ 7.35	$ 6.41	$ 4.91
Total Return B,C	13.61%	11.06%	(7.72)%	16.48%	34.23%	(50.87)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.22% A	1.27%	1.48%	1.82%	1.80%	1.91%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.17% A	1.17%	1.17%	1.23%	1.22%	1.23%
Net investment income (loss)	1.40% A	2.13%	1.69%	1.40%	1.38%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,186	$ 1,514	$ 197	$ 28	$ 1,308	$ 2,733
Portfolio turnover rate F	74% A	110%	75%	67%	98%	91%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period November 1, 2007 (commencement of operations) to October 31, 2008. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.39 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Total International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total International Equity and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 55,673,111
Gross unrealized depreciation	(9,356,334)
Net unrealized appreciation (depreciation) on securities and other investments	$ 46,316,777

Tax cost	$ 317,816,604

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (6,969,886)
2017	(15,708,944)
2019	(8,855,997)
Total capital loss carryforward	$ (31,534,827)

Due to large subscriptions in a prior period, $31,534,827 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $4,535,766 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $141,788,400 and $119,902,864, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Total International Equity as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 8,914	$ 289
Class T	.25%	.25%	9,878	68
Class B	.75%	.25%	1,103	836
Class C	.75%	.25%	15,007	2,357
			$ 34,902	$ 3,550

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,460
Class T	902
Class B*	185
Class C*	182
$ 3,729

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 10,523.29
Class T	6,127.31
Class B	328.30
Class C	4,555.30
Total International Equity	218,539.14
Institutional Class	2,627.27
	$ 242,699

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $377 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $421 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $50,887. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2013. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.45%	$ 1,582
Class T	1.70%	1,205
Class B	2.20%	48
Class C	2.20%	764
Institutional Class	1.20%	166
		$ 3,765

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,577.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $45,039 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 102,760	$ 48,329
Class T	49,034	9,062
Class B	1,541	714
Class C	28,314	4,731
Total International Equity	5,630,153	1,801,469
Institutional Class	33,750	2,887
Total	$ 5,845,552	$ 1,867,192
From net realized gain
Class A	$ 199,811	$ -
Class T	93,853	-
Class B	6,990	-
Class C	92,492	-
Total International Equity	9,320,186	-
Institutional Class	55,869	-
Total	$ 9,769,201	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	339,281	388,955	$ 2,533,556	$ 2,677,369
Reinvestment of distributions	41,103	7,157	293,886	46,237
Shares redeemed	(105,871)	(252,362)	(799,044)	(1,699,392)
Net increase (decrease)	274,513	143,750	$ 2,028,398	$ 1,024,214
Class T
Shares sold	427,954	207,939	$ 3,216,062	$ 1,463,372
Reinvestment of distributions	19,724	1,377	142,209	8,993
Shares redeemed	(80,059)	(38,757)	(604,843)	(259,817)
Net increase (decrease)	367,619	170,559	$ 2,753,428	$ 1,212,548
Class B
Shares sold	571	4,797	$ 4,304	$ 32,306
Reinvestment of distributions	1,165	108	8,437	705
Shares redeemed	(4,205)	(12,955)	(32,001)	(88,815)
Net increase (decrease)	(2,469)	(8,050)	$ (19,260)	$ (55,804)
Class C
Shares sold	75,669	258,694	$ 568,422	$ 1,733,640
Reinvestment of distributions	12,546	710	90,328	4,622
Shares redeemed	(47,757)	(94,222)	(358,393)	(638,538)
Net increase (decrease)	40,458	165,182	$ 300,357	$ 1,099,724
Total International Equity
Shares sold	7,665,395	32,478,543	$ 56,724,439	$ 209,916,522
Reinvestment of distributions	2,062,441	266,160	14,746,450	1,719,395
Shares redeemed	(5,171,868)	(13,867,286)	(38,667,977)	(93,416,780)
Net increase (decrease)	4,555,968	18,877,417	$ 32,802,912	$ 118,219,137
Institutional Class
Shares sold	90,104	198,611	$ 670,498	$ 1,289,078
Reinvestment of distributions	12,587	448	89,619	2,887
Shares redeemed	(32,141)	(21,161)	(241,839)	(144,436)
Net increase (decrease)	70,550	177,898	$ 518,278	$ 1,147,529

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

11. Other - continued

At the end of the period, a shareholder of record owned approximately 66% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank & Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ATIEI-USAN-0613
1.853359.105

Fidelity®

International Discovery

Fund

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.36%
Actual		$ 1,000.00	$ 1,162.30	$ 7.29
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 6.81
Class T	1.61%
Actual		$ 1,000.00	$ 1,161.00	$ 8.63
HypotheticalA		$ 1,000.00	$ 1,016.81	$ 8.05
Class B	2.11%
Actual		$ 1,000.00	$ 1,158.00	$ 11.29
HypotheticalA		$ 1,000.00	$ 1,014.33	$ 10.54
Class C	2.11%
Actual		$ 1,000.00	$ 1,157.80	$ 11.29
HypotheticalA		$ 1,000.00	$ 1,014.33	$ 10.54
International Discovery	1.02%
Actual		$ 1,000.00	$ 1,164.40	$ 5.47
HypotheticalA		$ 1,000.00	$ 1,019.74	$ 5.11
Class K	.86%
Actual		$ 1,000.00	$ 1,165.10	$ 4.62
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31
Institutional Class	1.01%
Actual		$ 1,000.00	$ 1,164.20	$ 5.42
HypotheticalA		$ 1,000.00	$ 1,019.79	$ 5.06

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
Japan 20.5%
United Kingdom 16.1%
France 9.7%
Germany 7.5%
Switzerland 6.3%
United States of America 5.2%
Australia 3.9%
Sweden 2.7%
Netherlands 2.5%
Other 25.6%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
United Kingdom 21.2%
Japan 16.1%
France 8.5%
Germany 8.3%
United States of America 7.0%
Switzerland 5.3%
Netherlands 3.2%
Australia 3.0%
Italy 2.7%
Other 24.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	96.6	96.7
Short-Term Investments and Net Other Assets (Liabilities)	3.4	3.3
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class B (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.9	2.6
Sanofi SA (France, Pharmaceuticals)	1.7	1.0
Australia & New Zealand Banking Group Ltd. (Australia, Commercial Banks)	1.6	1.5
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.5	1.4
Japan Tobacco, Inc. (Japan, Tobacco)	1.4	0.9
Mitsubishi UFJ Financial Group, Inc. (Japan, Commercial Banks)	1.4	0.8
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.3	1.6
Honda Motor Co. Ltd. (Japan, Automobiles)	1.3	0.5
Diageo PLC (United Kingdom, Beverages)	1.2	1.4
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.2	1.4
	14.5
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.3	23.0
Consumer Discretionary	16.5	15.5
Industrials	12.1	13.5
Consumer Staples	11.3	9.7
Health Care	8.9	7.2
Information Technology	7.5	10.4
Materials	5.7	6.4
Telecommunication Services	4.1	4.2
Energy	3.0	5.9
Utilities	1.1	0.9

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value (000s)
Australia - 3.9%
Ansell Ltd.	2,268,950	$ 37,165
Australia & New Zealand Banking Group Ltd.	4,818,449	159,050
Commonwealth Bank of Australia	1,009,530	76,871
McMillan Shakespeare Ltd.	1,201,806	19,013
Ramsay Health Care Ltd.	1,619,364	53,705
Spark Infrastructure Group unit	19,962,099	37,044
TOTAL AUSTRALIA		382,848
Bailiwick of Jersey - 1.8%
Experian PLC	6,115,400	107,533
Wolseley PLC	1,508,304	74,575
TOTAL BAILIWICK OF JERSEY		182,108
Belgium - 1.8%
Anheuser-Busch InBev SA NV	1,183,927	113,741
KBC Groupe SA	1,651,343	64,807
TOTAL BELGIUM		178,548
Bermuda - 0.8%
Cheung Kong Infrastructure Holdings Ltd.	5,048,000	36,623
Hongkong Land Holdings Ltd.	6,181,000	44,874
TOTAL BERMUDA		81,497
Brazil - 1.1%
Arezzo Industria e Comercio SA	1,051,500	22,157
Qualicorp SA (a)	4,567,000	44,466
Smiles SA	323,000	3,691
Souza Cruz SA	1,339,600	20,575
Totvs SA	1,077,500	20,260
TOTAL BRAZIL		111,149
British Virgin Islands - 0.2%
Mail.Ru Group Ltd. GDR (Reg. S)	676,800	18,274
Canada - 0.2%
InterOil Corp. (a)(d)	204,400	16,172
Cayman Islands - 0.8%
Cimc Enric Holdings Ltd.	16,316,000	17,661
ENN Energy Holdings Ltd.	5,084,000	29,416
Eurasia Drilling Co. Ltd. GDR (Reg. S)	439,400	17,181
Greatview Aseptic Pack Co. Ltd.	26,392,000	15,780
TOTAL CAYMAN ISLANDS		80,038
Common Stocks - continued
	Shares	Value (000s)
Cyprus - 0.0%
Spdi Secure Property Develop (a)	529,830	$ 514
Denmark - 1.3%
Novo Nordisk A/S Series B	724,689	127,563
Finland - 0.4%
Sampo Oyj (A Shares) (d)	1,010,400	40,319
France - 9.7%
Arkema SA	487,670	45,689
Atos Origin SA	384,842	26,785
BNP Paribas SA	1,231,945	68,644
Bureau Veritas SA	535,700	65,646
Danone SA (d)	776,800	59,345
Edenred SA	1,019,500	33,942
Havas SA	3,787,900	23,152
Iliad SA	351,361	80,329
Lafarge SA (Bearer)	605,900	39,143
LVMH Moet Hennessy - Louis Vuitton SA	645,408	111,771
PPR SA	518,500	114,068
Remy Cointreau SA	291,200	33,905
Sanofi SA	1,514,559	163,747
Schneider Electric SA (d)	997,800	76,084
Technip SA (d)	192,300	20,640
TOTAL FRANCE		962,890
Germany - 6.8%
Aareal Bank AG (a)	1,044,895	25,113
Allianz AG (d)	385,690	56,914
BASF AG (d)	1,265,455	118,191
Bayer AG (d)	747,100	77,944
Bayerische Motoren Werke AG (BMW)	632,487	58,348
Brenntag AG	444,700	75,812
Deutsche Bank AG	455,100	20,950
Fresenius SE & Co. KGaA	161,700	20,277
GEA Group AG	992,880	33,585
GSW Immobilien AG	497,845	19,977
HeidelbergCement Finance AG	860,300	61,940
LEG Immobilien AG	184,948	10,181
MTU Aero Engines Holdings AG (d)	286,300	27,087
SAP AG	875,914	69,830
TOTAL GERMANY		676,149
Common Stocks - continued
	Shares	Value (000s)
Hong Kong - 1.9%
AIA Group Ltd.	20,789,200	$ 92,290
Techtronic Industries Co. Ltd.	39,683,000	94,808
TOTAL HONG KONG		187,098
India - 1.4%
Apollo Hospitals Enterprise Ltd.	442,506	6,876
Housing Development Finance Corp. Ltd. (a)	4,728,996	74,663
Maruti Suzuki India Ltd.	841,329	27,290
Titan Industries Ltd. (a)	6,456,377	32,555
TOTAL INDIA		141,384
Indonesia - 0.7%
PT Bank Rakyat Indonesia Tbk	28,901,000	27,942
PT Media Nusantara Citra Tbk	42,573,500	13,684
PT Sarana Menara Nusantara Tbk (a)	5,621,000	14,945
PT Tower Bersama Infrastructure Tbk (a)	25,354,500	14,734
TOTAL INDONESIA		71,305
Ireland - 2.3%
Accenture PLC Class A	854,400	69,582
James Hardie Industries PLC CDI	6,070,470	63,814
Kerry Group PLC Class A	856,700	50,669
Paddy Power PLC (Ireland)	503,500	42,404
TOTAL IRELAND		226,469
Italy - 1.4%
De Longhi SpA	2,229,200	33,790
ENI SpA	2,149,400	51,298
Moleskine SpA	4,183,000	10,059
Prada SpA	2,158,700	19,459
Tod's SpA	174,951	25,390
TOTAL ITALY		139,996
Japan - 18.4%
ABC-MART, Inc.	1,177,300	44,102
AEON Financial Service Co. Ltd.	633,400	18,990
Aozora Bank Ltd.	11,107,000	34,799
Cosmos Pharmaceutical Corp.	337,200	37,604
Credit Saison Co. Ltd.	287,500	8,410
Daito Trust Construction Co. Ltd.	212,800	20,633
Don Quijote Co. Ltd.	1,818,400	99,085
Fast Retailing Co. Ltd.	159,900	58,638
Hitachi Ltd.	8,642,000	55,230
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Honda Motor Co. Ltd.	3,184,300	$ 127,061
Japan Tobacco, Inc.	3,809,400	144,000
JSR Corp.	2,283,400	52,564
KDDI Corp.	848,900	40,821
Keyence Corp.	304,060	96,492
Miraca Holdings, Inc.	581,200	28,983
Mitsubishi Estate Co. Ltd.	2,493,000	81,200
Mitsubishi UFJ Financial Group, Inc.	19,951,900	135,371
Nomura Holdings, Inc.	5,322,500	43,499
ORIX Corp.	6,938,800	106,471
Park24 Co. Ltd.	1,342,800	27,095
Rakuten, Inc.	6,527,100	69,620
Santen Pharmaceutical Co. Ltd.	680,100	34,138
Seven & i Holdings Co. Ltd.	1,063,000	40,890
Seven Bank Ltd.	8,440,900	29,973
Shinsei Bank Ltd.	29,466,000	82,702
Ship Healthcare Holdings, Inc.	809,200	31,147
SMC Corp.	193,800	38,852
Softbank Corp.	1,177,600	58,402
Suzuki Motor Corp.	1,744,400	44,824
Toyota Motor Corp.	1,185,500	68,804
Unicharm Corp.	622,700	40,265
USS Co. Ltd.	196,050	25,150
TOTAL JAPAN		1,825,815
Korea (South) - 1.8%
Hyundai Motor Co.	161,479	29,244
LG Household & Health Care Ltd.	56,182	31,569
NHN Corp.	64,289	17,274
Orion Corp.	14,973	15,835
Samsung Electronics Co. Ltd.	64,872	89,510
TOTAL KOREA (SOUTH)		183,432
Luxembourg - 0.7%
Brait SA	6,003,514	24,527
Samsonite International SA	19,230,300	47,331
TOTAL LUXEMBOURG		71,858
Mexico - 0.9%
Alsea S.A.B. de CV	11,599,566	35,461
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	476,000	53,974
TOTAL MEXICO		89,435
Common Stocks - continued
	Shares	Value (000s)
Netherlands - 2.5%
AEGON NV	5,028,800	$ 33,591
ASML Holding NV	772,233	57,431
Koninklijke Philips Electronics NV	2,177,200	60,261
LyondellBasell Industries NV Class A	474,800	28,820
Randstad Holding NV	717,740	29,883
Yandex NV (a)	1,582,600	40,736
TOTAL NETHERLANDS		250,722
New Zealand - 0.2%
Ryman Healthcare Group Ltd.	3,502,805	18,315
Norway - 1.0%
DnB ASA (d)	6,068,755	99,190
Philippines - 0.3%
Alliance Global Group, Inc.	55,314,400	31,839
Poland - 0.7%
Eurocash SA	3,593,990	64,718
Puerto Rico - 0.0%
EVERTEC, Inc.	250,200	5,017
Russia - 0.6%
Mobile TeleSystems OJSC sponsored ADR	2,888,700	59,796
Singapore - 0.4%
Global Logistic Properties Ltd.	16,214,205	36,333
South Africa - 0.2%
Clicks Group Ltd.	3,639,524	23,200
Spain - 2.1%
Amadeus IT Holding SA Class A	1,011,100	29,847
Banco Bilbao Vizcaya Argentaria SA	7,468,557	72,703
Banco Bilbao Vizcaya Argentaria SA	133,367	1,294
Grifols SA ADR	1,208,550	37,743
Inditex SA	481,679	64,735
TOTAL SPAIN		206,322
Sweden - 2.7%
ASSA ABLOY AB (B Shares) (d)	1,314,800	52,360
Intrum Justitia AB	1,835,800	37,815
Nordea Bank AB (d)	4,436,000	53,148
Svenska Cellulosa AB (SCA) (B Shares)	1,505,400	39,092
Svenska Handelsbanken AB (A Shares)	1,879,500	85,376
TOTAL SWEDEN		267,791
Common Stocks - continued
	Shares	Value (000s)
Switzerland - 6.3%
Dufry AG (a)	153,460	$ 20,449
Lonza Group AG	448,004	31,198
Partners Group Holding AG	230,056	59,011
Roche Holding AG (participation certificate)	394,417	98,583
Schindler Holding AG (participation certificate)	554,147	83,080
SGS SA (Reg.)	12,520	30,256
Swatch Group AG (Bearer)	36,702	21,019
Syngenta AG (Switzerland)	179,374	76,686
UBS AG	5,975,605	106,595
Zurich Insurance Group AG	346,539	96,754
TOTAL SWITZERLAND		623,631
Taiwan - 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	11,289,000	41,930
Turkey - 0.2%
Boyner Buyuk Magazacilik A/S (a)(e)	4,683,100	17,868
United Kingdom - 16.1%
Aberdeen Asset Management PLC	5,975,132	41,646
Barclays PLC	18,045,567	80,528
Bellway PLC	467,900	9,776
BHP Billiton PLC	2,080,582	58,533
British American Tobacco PLC (United Kingdom)	2,631,600	145,883
British Land Co. PLC	5,830,068	53,839
Diageo PLC	4,065,857	124,162
Hikma Pharmaceuticals PLC	1,964,745	29,817
HSBC Holdings PLC (United Kingdom)	10,856,757	118,903
Intertek Group PLC	893,600	45,917
Jazztel PLC (a)	2,138,064	16,078
Legal & General Group PLC	17,868,994	47,048
London Stock Exchange Group PLC	1,497,400	31,191
Meggitt PLC	6,792,200	49,440
Next PLC	781,744	52,932
Ocado Group PLC (a)(d)	13,781,697	36,393
Persimmon PLC	2,082,200	34,931
Rolls-Royce Group PLC	4,197,715	73,682
Rolls-Royce Group PLC (C Shares) (a)	319,026,340	496
Rotork PLC	717,800	32,435
Royal Dutch Shell PLC Class B (United Kingdom)	5,421,192	190,162
SABMiller PLC	1,478,600	79,664
Standard Chartered PLC (United Kingdom)	2,048,441	51,452
Taylor Wimpey PLC	11,972,500	17,296
The Restaurant Group PLC	1,367,700	10,238
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
The Weir Group PLC	747,600	$ 25,595
Ultra Electronics Holdings PLC	614,667	15,754
Vodafone Group PLC	40,071,243	122,269
TOTAL UNITED KINGDOM		1,596,060
United States of America - 1.8%
Actavis, Inc. (a)	308,100	32,575
Beam, Inc.	387,400	25,069
Cognizant Technology Solutions Corp. Class A (a)	147,931	9,586
Marin Software, Inc.	29,215	429
MasterCard, Inc. Class A	160,100	88,524
Regal-Beloit Corp.	280,400	22,045
TOTAL UNITED STATES OF AMERICA		178,228
TOTAL COMMON STOCKS (Cost $7,567,550)		9,315,821
Nonconvertible Preferred Stocks - 0.7%

Germany - 0.7%
Volkswagen AG (d)	355,000	71,951
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	499,528,085	776
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $63,484)		72,727
Government Obligations - 0.1%
Principal Amount (000s)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.06% 7/5/13 (f) (Cost $6,309)	$ 6,310	6,310
Money Market Funds - 9.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	494,146,655	$ 494,147
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	409,745,834	409,746
TOTAL MONEY MARKET FUNDS (Cost $903,893)		903,893
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $8,541,236)		10,298,751
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(364,724)
NET ASSETS - 100%		$ 9,934,027
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2,993 CME NIKKEI 225 Index Contracts (Japan)	June 2013	$ 208,163	$ 31,953

The face value of futures purchased as a percentage of net assets is 2.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,310,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 195
Fidelity Securities Lending Cash Central Fund	2,225
Total	$ 2,420
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Boyner Buyuk Magazacilik A/S	$ 10,764	$ -	$ -	$ -	$ 17,868
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,629,475	$ 1,064,901	$ 564,574	$ -
Consumer Staples	1,144,160	497,615	646,545	-
Energy	295,453	53,993	241,460	-
Financials	2,438,286	1,442,968	995,318	-
Health Care	874,242	488,664	385,578	-
Industrials	1,198,578	1,072,370	126,208	-
Information Technology	736,737	473,255	263,482	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Materials	$ 561,160	$ 373,377	$ 187,783	$ -
Telecommunication Services	407,374	185,882	221,492	-
Utilities	103,083	103,083	-	-
Government Obligations	6,310	-	6,310	-
Money Market Funds	903,893	903,893	-	-
Total Investments in Securities:	$ 10,298,751	$ 6,660,001	$ 3,638,750	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 31,953	$ 31,953	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period endedApril 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 1,009,254
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 31,953	$ -
Total Value of Derivatives	$ 31,953	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $393,600) - See accompanying schedule: Unaffiliated issuers (cost $7,625,581)	$ 9,376,990
Fidelity Central Funds (cost $903,893)	903,893
Other affiliated issuers (cost $11,762)	17,868
Total Investments (cost $8,541,236)		$ 10,298,751
Cash		329
Foreign currency held at value (cost $10,126)		10,147
Receivable for investments sold		334
Receivable for fund shares sold		49,480
Dividends receivable		33,886
Distributions receivable from Fidelity Central Funds		1,065
Receivable for daily variation margin onfutures contracts		224
Prepaid expenses		6
Receivable from investment adviser for expense reductions		11
Other receivables		4,861
Total assets		10,399,094

Liabilities
Payable for investments purchased	$ 34,705
Payable for fund shares redeemed	12,422
Accrued management fee	6,015
Distribution and service plan fees payable	119
Other affiliated payables	1,514
Other payables and accrued expenses	546
Collateral on securities loaned, at value	409,746
Total liabilities		465,067

Net Assets		$ 9,934,027
Net Assets consist of:
Paid in capital		$ 9,441,457
Undistributed net investment income		44,945
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,340,996)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,788,621
Net Assets		$ 9,934,027

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($329,394 ÷ 9,085.39 shares)	$ 36.26

Maximum offering price per share (100/94.25 of $36.26)	$ 38.47
Class T: Net Asset Value and redemption price per share ($50,116 ÷ 1,389.92 shares)	$ 36.06

Maximum offering price per share (100/96.50 of $36.06)	$ 37.37
Class B: Net Asset Value and offering price per share ($6,982 ÷ 193.85 shares)A	$ 36.02

Class C: Net Asset Value and offering price per share ($33,178 ÷ 921.49 shares)A	$ 36.00

International Discovery: Net Asset Value, offering price and redemption price per share ($6,866,236 ÷ 188,125.37 shares)	$ 36.50

Class K: Net Asset Value, offering price and redemption price per share ($2,281,722 ÷ 62,659.33 shares)	$ 36.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($366,399 ÷ 10,055.27 shares)	$ 36.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 113,309
Interest		1
Income from Fidelity Central Funds		2,420
Income before foreign taxes withheld		115,730
Less foreign taxes withheld		(7,528)
Total income		108,202

Expenses
Management fee Basic fee	$ 31,792
Performance adjustment	2,919
Transfer agent fees	8,006
Distribution and service plan fees	695
Accounting and security lending fees	871
Custodian fees and expenses	625
Independent trustees' compensation	28
Registration fees	145
Audit	63
Legal	17
Miscellaneous	34
Total expenses before reductions	45,195
Expense reductions	(1,462)	43,733
Net investment income (loss)		64,469
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	320,566
Foreign currency transactions	(435)
Futures contracts	21,508
Total net realized gain (loss)		341,639
Change in net unrealized appreciation (depreciation) on: Investment securities	944,250
Assets and liabilities in foreign currencies	253
Futures contracts	31,953
Total change in net unrealized appreciation (depreciation)		976,456
Net gain (loss)		1,318,095
Net increase (decrease) in net assets resulting from operations		$ 1,382,564

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 64,469	$ 143,212
Net realized gain (loss)	341,639	(207,579)
Change in net unrealized appreciation (depreciation)	976,456	762,141
Net increase (decrease) in net assets resulting from operations	1,382,564	697,774
Distributions to shareholders from net investment income	(146,031)	(118,968)
Distributions to shareholders from net realized gain	(8,413)	-
Total distributions	(154,444)	(118,968)
Share transactions - net increase (decrease)	289,303	(915,362)
Redemption fees	65	128
Total increase (decrease) in net assets	1,517,488	(336,428)

Net Assets
Beginning of period	8,416,539	8,752,967
End of period (including undistributed net investment income of $44,945 and undistributed net investment income of $126,507, respectively)	$ 9,934,027	$ 8,416,539

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 31.66	$ 29.43	$ 32.07	$ 28.57	$ 23.68	$ 47.34
Income from Investment Operations
Net investment income (loss) E	.18	.41	.42	.31	.31	.46
Net realized and unrealized gain (loss)	4.90	2.11	(2.52)	3.51	4.84	(22.08)
Total from investment operations	5.08	2.52	(2.10)	3.82	5.15	(21.62)
Distributions from net investment income	(.45)	(.29)	(.38)	(.28)	(.26)	(.37)
Distributions from net realized gain	(.03)	-	(.16)	(.04)	-	(1.67)
Total distributions	(.48)	(.29)	(.54)	(.32)	(.26)	(2.04)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 36.26	$ 31.66	$ 29.43	$ 32.07	$ 28.57	$ 23.68
Total Return B, C, D	16.23%	8.70%	(6.71)%	13.43%	22.14%	(47.65)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.36% A	1.34%	1.30%	1.33%	1.37%	1.32%
Expenses net of fee waivers, if any	1.36% A	1.34%	1.29%	1.33%	1.37%	1.32%
Expenses net of all reductions	1.33% A	1.31%	1.25%	1.28%	1.32%	1.29%
Net investment income (loss)	1.07% A	1.41%	1.31%	1.06%	1.28%	1.27%
Supplemental Data
Net assets, end of period (in millions)	$ 329	$ 299	$ 320	$ 392	$ 414	$ 380
Portfolio turnover rate G	62% A	68%	75%	82%	98%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 31.42	$ 29.18	$ 31.81	$ 28.35	$ 23.49	$ 47.06
Income from Investment Operations
Net investment income (loss) E	.14	.34	.34	.23	.24	.33
Net realized and unrealized gain (loss)	4.87	2.09	(2.51)	3.48	4.81	(21.94)
Total from investment operations	5.01	2.43	(2.17)	3.71	5.05	(21.61)
Distributions from net investment income	(.34)	(.19)	(.30)	(.21)	(.19)	(.29)
Distributions from net realized gain	(.03)	-	(.16)	(.04)	-	(1.67)
Total distributions	(.37)	(.19)	(.46)	(.25)	(.19)	(1.96)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 36.06	$ 31.42	$ 29.18	$ 31.81	$ 28.35	$ 23.49
Total Return B, C, D	16.10%	8.41%	(6.96)%	13.14%	21.79%	(47.84)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.61% A	1.59%	1.56%	1.60%	1.65%	1.68%
Expenses net of fee waivers, if any	1.61% A	1.59%	1.55%	1.60%	1.65%	1.68%
Expenses net of all reductions	1.58% A	1.56%	1.51%	1.56%	1.60%	1.64%
Net investment income (loss)	.82% A	1.16%	1.05%	.79%	1.00%	.91%
Supplemental Data
Net assets, end of period (in millions)	$ 50	$ 46	$ 61	$ 92	$ 83	$ 64
Portfolio turnover rate G	62% A	68%	75%	82%	98%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 31.28	$ 29.02	$ 31.60	$ 28.18	$ 23.25	$ 46.70
Income from Investment Operations
Net investment income (loss) E	.05	.19	.17	.08	.12	.15
Net realized and unrealized gain (loss)	4.87	2.09	(2.48)	3.44	4.81	(21.77)
Total from investment operations	4.92	2.28	(2.31)	3.52	4.93	(21.62)
Distributions from net investment income	(.15)	(.02)	(.12)	(.06)	-	(.16)
Distributions from net realized gain	(.03)	-	(.16)	(.04)	-	(1.67)
Total distributions	(.18)	(.02)	(.27) J	(.10)	-	(1.83)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 36.02	$ 31.28	$ 29.02	$ 31.60	$ 28.18	$ 23.25
Total Return B, C, D	15.80%	7.85%	(7.39)%	12.52%	21.20%	(48.11)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.11% A	2.09%	2.06%	2.12%	2.16%	2.19%
Expenses net of fee waivers, if any	2.11% A	2.09%	2.06%	2.12%	2.16%	2.19%
Expenses net of all reductions	2.08% A	2.06%	2.02%	2.08%	2.11%	2.15%
Net investment income (loss)	.32% A	.66%	.54%	.27%	.49%	.40%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 8	$ 10	$ 14	$ 16	$ 15
Portfolio turnover rate G	62% A	68%	75%	82%	98%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.27 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 31.32	$ 29.08	$ 31.68	$ 28.23	$ 23.31	$ 46.82
Income from Investment Operations
Net investment income (loss) E	.05	.19	.18	.09	.12	.15
Net realized and unrealized gain (loss)	4.86	2.09	(2.49)	3.45	4.82	(21.82)
Total from investment operations	4.91	2.28	(2.31)	3.54	4.94	(21.67)
Distributions from net investment income	(.20)	(.04)	(.14)	(.05)	(.02)	(.17)
Distributions from net realized gain	(.03)	-	(.16)	(.04)	-	(1.67)
Total distributions	(.23)	(.04)	(.29) J	(.09)	(.02)	(1.84)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 36.00	$ 31.32	$ 29.08	$ 31.68	$ 28.23	$ 23.31
Total Return B, C, D	15.78%	7.86%	(7.37)%	12.54%	21.22%	(48.10)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.11% A	2.09%	2.05%	2.09%	2.14%	2.17%
Expenses net of fee waivers, if any	2.11% A	2.09%	2.04%	2.09%	2.14%	2.17%
Expenses net of all reductions	2.07% A	2.06%	2.00%	2.05%	2.09%	2.13%
Net investment income (loss)	.32% A	.66%	.56%	.30%	.51%	.42%
Supplemental Data
Net assets, end of period (in millions)	$ 33	$ 30	$ 33	$ 44	$ 43	$ 36
Portfolio turnover rate G	62% A	68%	75%	82%	98%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Discovery

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 31.91	$ 29.69	$ 32.34	$ 28.79	$ 23.88	$ 47.68
Income from Investment Operations
Net investment income (loss) D	.24	.51	.53	.40	.37	.57
Net realized and unrealized gain (loss)	4.93	2.12	(2.54)	3.54	4.88	(22.29)
Total from investment operations	5.17	2.63	(2.01)	3.94	5.25	(21.72)
Distributions from net investment income	(.55)	(.41)	(.48)	(.35)	(.34)	(.41)
Distributions from net realized gain	(.03)	-	(.16)	(.04)	-	(1.67)
Total distributions	(.58)	(.41)	(.64)	(.39)	(.34)	(2.08)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 36.50	$ 31.91	$ 29.69	$ 32.34	$ 28.79	$ 23.88
Total Return B, C	16.44%	9.03%	(6.39)%	13.76%	22.47%	(47.55)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.02% A	1.01%	.97%	1.05%	1.12%	1.09%
Expenses net of fee waivers, if any	1.02% A	1.01%	.96%	1.05%	1.12%	1.09%
Expenses net of all reductions	.99% A	.98%	.92%	1.00%	1.07%	1.05%
Net investment income (loss)	1.41% A	1.73%	1.64%	1.35%	1.53%	1.51%
Supplemental Data
Net assets, end of period (in millions)	$ 6,866	$ 5,965	$ 6,806	$ 8,133	$ 8,114	$ 6,999
Portfolio turnover rate F	62% A	68%	75%	82%	98%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 31.87	$ 29.66	$ 32.32	$ 28.78	$ 23.90	$ 40.32
Income from Investment Operations
Net investment income (loss) D	.26	.57	.58	.46	.44	.10
Net realized and unrealized gain (loss)	4.92	2.11	(2.54)	3.53	4.86	(16.52)
Total from investment operations	5.18	2.68	(1.96)	3.99	5.30	(16.42)
Distributions from net investment income	(.61)	(.47)	(.55)	(.41)	(.42)	-
Distributions from net realized gain	(.03)	-	(.16)	(.04)	-	-
Total distributions	(.64)	(.47)	(.70) J	(.45)	(.42)	-
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 36.41	$ 31.87	$ 29.66	$ 32.32	$ 28.78	$ 23.90
Total Return B, C	16.51%	9.24%	(6.24)%	13.96%	22.80%	(40.72)%
Ratios to Average Net Assets E, H
Expenses before reductions	.86% A	.83%	.80%	.84%	.88%	.93% A
Expenses net of fee waivers, if any	.86% A	.83%	.79%	.84%	.88%	.93% A
Expenses net of all reductions	.83% A	.80%	.75%	.79%	.83%	.89% A
Net investment income (loss)	1.57% A	1.91%	1.81%	1.55%	1.77%	.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,282	$ 1,776	$ 1,245	$ 1,078	$ 674	$ 145
Portfolio turnover rate F	62% A	68%	75%	82%	98%	79% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.70 per share is comprised of distributions from net investment income of $.548 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 31.87	$ 29.65	$ 32.31	$ 28.77	$ 23.91	$ 47.73
Income from Investment Operations
Net investment income (loss) D	.24	.52	.54	.41	.39	.53
Net realized and unrealized gain (loss)	4.92	2.11	(2.55)	3.55	4.86	(22.24)
Total from investment operations	5.16	2.63	(2.01)	3.96	5.25	(21.71)
Distributions from net investment income	(.56)	(.41)	(.50)	(.38)	(.39)	(.44)
Distributions from net realized gain	(.03)	-	(.16)	(.04)	-	(1.67)
Total distributions	(.59)	(.41)	(.65) I	(.42)	(.39)	(2.11)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 36.44	$ 31.87	$ 29.65	$ 32.31	$ 28.77	$ 23.91
Total Return B, C	16.42%	9.07%	(6.39)%	13.84%	22.52%	(47.51)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.01% A	1.00%	.95%	.99%	1.05%	1.05%
Expenses net of fee waivers, if any	1.01% A	1.00%	.94%	.99%	1.05%	1.05%
Expenses net of all reductions	.98% A	.97%	.90%	.95%	1.00%	1.01%
Net investment income (loss)	1.42% A	1.75%	1.66%	1.40%	1.60%	1.54%
Supplemental Data
Net assets, end of period (in millions)	$ 366	$ 294	$ 278	$ 319	$ 267	$ 159
Portfolio turnover rate F	62% A	68%	75%	82%	98%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.65 per share is comprised of distributions from net investment income of $.497 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Discovery, Class K and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,906,972
Gross unrealized depreciation	(212,783)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,694,189

Tax cost	$ 8,604,562

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (1,350,018)
No expiration
Short-term	(204,131)
Total capital loss carryforward	$ (1,554,149)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $21,508 and a change in net unrealized appreciation (depreciation) of $31,953 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,707,651 and $2,719,135, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45%

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Discovery as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 386	$ 7
Class T	.25%	.25%	119	1
Class B	.75%	.25%	36	27
Class C	.75%	.25%	154	11
			$ 695	$ 46

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 27
Class T	3
Class B*	5
Class C*	1
$ 36

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 468.30
Class T	71.30
Class B	11.30
Class C	46.30
International Discovery	6,603.21
Class K	489.05
Institutional Class	318.20
	$ 8,006

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions - continued

are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were two hundred and eighty one dollars for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $791. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,225, including $20 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,451 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $11.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 4,138	$ 3,123
Class T	492	388
Class B	34	6
Class C	186	44
International Discovery	101,466	90,633
Class K	34,651	20,917
Institutional Class	5,064	3,857
Total	$ 146,031	$ 118,968
From net realized gain
Class A	$ 297	$ -
Class T	46	-
Class B	7	-
Class C	30	-
International Discovery	5,914	-
Class K	1,827	-
Institutional Class	292	-
Total	$ 8,413	$ -

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	930	1,927	$ 31,293	$ 56,732
Reinvestment of distributions	132	101	4,249	2,828
Shares redeemed	(1,406)	(3,468)	(47,000)	(100,935)
Net increase (decrease)	(344)	(1,440)	$ (11,458)	$ (41,375)
Class T
Shares sold	116	220	$ 3,869	$ 6,409
Reinvestment of distributions	16	13	512	369
Shares redeemed	(202)	(860)	(6,736)	(25,207)
Net increase (decrease)	(70)	(627)	$ (2,355)	$ (18,429)
Class B
Shares sold	2	3	$ 66	$ 87
Reinvestment of distributions	1	-	39	5
Shares redeemed	(50)	(113)	(1,668)	(3,297)
Net increase (decrease)	(47)	(110)	$ (1,563)	$ (3,205)
Class C
Shares sold	69	212	$ 2,345	$ 6,111
Reinvestment of distributions	6	1	193	39
Shares redeemed	(104)	(395)	(3,437)	(11,440)
Net increase (decrease)	(29)	(182)	$ (899)	$ (5,290)
International Discovery
Shares sold	16,972	20,324	$ 576,466	$ 608,478
Reinvestment of distributions	3,176	3,081	102,608	86,858
Shares redeemed	(18,931)	(65,748)	(637,269)	(1,937,202)
Net increase (decrease)	1,217	(42,343)	$ 41,805	$ (1,241,866)
Class K
Shares sold	12,135	26,836	$ 411,415	$ 788,860
Reinvestment of distributions	1,132	744	36,478	20,917
Shares redeemed	(6,327)	(13,817)	(212,700)	(410,022)
Net increase (decrease)	6,940	13,763	$ 235,193	$ 399,755

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Institutional Class
Shares sold	1,718	2,049	$ 58,663	$ 59,460
Reinvestment of distributions	68	53	2,182	1,502
Shares redeemed	(964)	(2,256)	(32,265)	(65,914)
Net increase (decrease)	822	(154)	$ 28,580	$ (4,952)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Limited
Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

IGI-USAN-0613
1.807260.108

Fidelity®

International Discovery

Fund -
Class K

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.36%
Actual		$ 1,000.00	$ 1,162.30	$ 7.29
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 6.81
Class T	1.61%
Actual		$ 1,000.00	$ 1,161.00	$ 8.63
HypotheticalA		$ 1,000.00	$ 1,016.81	$ 8.05
Class B	2.11%
Actual		$ 1,000.00	$ 1,158.00	$ 11.29
HypotheticalA		$ 1,000.00	$ 1,014.33	$ 10.54
Class C	2.11%
Actual		$ 1,000.00	$ 1,157.80	$ 11.29
HypotheticalA		$ 1,000.00	$ 1,014.33	$ 10.54
International Discovery	1.02%
Actual		$ 1,000.00	$ 1,164.40	$ 5.47
HypotheticalA		$ 1,000.00	$ 1,019.74	$ 5.11
Class K	.86%
Actual		$ 1,000.00	$ 1,165.10	$ 4.62
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31
Institutional Class	1.01%
Actual		$ 1,000.00	$ 1,164.20	$ 5.42
HypotheticalA		$ 1,000.00	$ 1,019.79	$ 5.06

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
Japan 20.5%
United Kingdom 16.1%
France 9.7%
Germany 7.5%
Switzerland 6.3%
United States of America 5.2%
Australia 3.9%
Sweden 2.7%
Netherlands 2.5%
Other 25.6%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
United Kingdom 21.2%
Japan 16.1%
France 8.5%
Germany 8.3%
United States of America 7.0%
Switzerland 5.3%
Netherlands 3.2%
Australia 3.0%
Italy 2.7%
Other 24.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	96.6	96.7
Short-Term Investments and Net Other Assets (Liabilities)	3.4	3.3
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class B (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.9	2.6
Sanofi SA (France, Pharmaceuticals)	1.7	1.0
Australia & New Zealand Banking Group Ltd. (Australia, Commercial Banks)	1.6	1.5
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.5	1.4
Japan Tobacco, Inc. (Japan, Tobacco)	1.4	0.9
Mitsubishi UFJ Financial Group, Inc. (Japan, Commercial Banks)	1.4	0.8
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.3	1.6
Honda Motor Co. Ltd. (Japan, Automobiles)	1.3	0.5
Diageo PLC (United Kingdom, Beverages)	1.2	1.4
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.2	1.4
	14.5
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.3	23.0
Consumer Discretionary	16.5	15.5
Industrials	12.1	13.5
Consumer Staples	11.3	9.7
Health Care	8.9	7.2
Information Technology	7.5	10.4
Materials	5.7	6.4
Telecommunication Services	4.1	4.2
Energy	3.0	5.9
Utilities	1.1	0.9

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value (000s)
Australia - 3.9%
Ansell Ltd.	2,268,950	$ 37,165
Australia & New Zealand Banking Group Ltd.	4,818,449	159,050
Commonwealth Bank of Australia	1,009,530	76,871
McMillan Shakespeare Ltd.	1,201,806	19,013
Ramsay Health Care Ltd.	1,619,364	53,705
Spark Infrastructure Group unit	19,962,099	37,044
TOTAL AUSTRALIA		382,848
Bailiwick of Jersey - 1.8%
Experian PLC	6,115,400	107,533
Wolseley PLC	1,508,304	74,575
TOTAL BAILIWICK OF JERSEY		182,108
Belgium - 1.8%
Anheuser-Busch InBev SA NV	1,183,927	113,741
KBC Groupe SA	1,651,343	64,807
TOTAL BELGIUM		178,548
Bermuda - 0.8%
Cheung Kong Infrastructure Holdings Ltd.	5,048,000	36,623
Hongkong Land Holdings Ltd.	6,181,000	44,874
TOTAL BERMUDA		81,497
Brazil - 1.1%
Arezzo Industria e Comercio SA	1,051,500	22,157
Qualicorp SA (a)	4,567,000	44,466
Smiles SA	323,000	3,691
Souza Cruz SA	1,339,600	20,575
Totvs SA	1,077,500	20,260
TOTAL BRAZIL		111,149
British Virgin Islands - 0.2%
Mail.Ru Group Ltd. GDR (Reg. S)	676,800	18,274
Canada - 0.2%
InterOil Corp. (a)(d)	204,400	16,172
Cayman Islands - 0.8%
Cimc Enric Holdings Ltd.	16,316,000	17,661
ENN Energy Holdings Ltd.	5,084,000	29,416
Eurasia Drilling Co. Ltd. GDR (Reg. S)	439,400	17,181
Greatview Aseptic Pack Co. Ltd.	26,392,000	15,780
TOTAL CAYMAN ISLANDS		80,038
Common Stocks - continued
	Shares	Value (000s)
Cyprus - 0.0%
Spdi Secure Property Develop (a)	529,830	$ 514
Denmark - 1.3%
Novo Nordisk A/S Series B	724,689	127,563
Finland - 0.4%
Sampo Oyj (A Shares) (d)	1,010,400	40,319
France - 9.7%
Arkema SA	487,670	45,689
Atos Origin SA	384,842	26,785
BNP Paribas SA	1,231,945	68,644
Bureau Veritas SA	535,700	65,646
Danone SA (d)	776,800	59,345
Edenred SA	1,019,500	33,942
Havas SA	3,787,900	23,152
Iliad SA	351,361	80,329
Lafarge SA (Bearer)	605,900	39,143
LVMH Moet Hennessy - Louis Vuitton SA	645,408	111,771
PPR SA	518,500	114,068
Remy Cointreau SA	291,200	33,905
Sanofi SA	1,514,559	163,747
Schneider Electric SA (d)	997,800	76,084
Technip SA (d)	192,300	20,640
TOTAL FRANCE		962,890
Germany - 6.8%
Aareal Bank AG (a)	1,044,895	25,113
Allianz AG (d)	385,690	56,914
BASF AG (d)	1,265,455	118,191
Bayer AG (d)	747,100	77,944
Bayerische Motoren Werke AG (BMW)	632,487	58,348
Brenntag AG	444,700	75,812
Deutsche Bank AG	455,100	20,950
Fresenius SE & Co. KGaA	161,700	20,277
GEA Group AG	992,880	33,585
GSW Immobilien AG	497,845	19,977
HeidelbergCement Finance AG	860,300	61,940
LEG Immobilien AG	184,948	10,181
MTU Aero Engines Holdings AG (d)	286,300	27,087
SAP AG	875,914	69,830
TOTAL GERMANY		676,149
Common Stocks - continued
	Shares	Value (000s)
Hong Kong - 1.9%
AIA Group Ltd.	20,789,200	$ 92,290
Techtronic Industries Co. Ltd.	39,683,000	94,808
TOTAL HONG KONG		187,098
India - 1.4%
Apollo Hospitals Enterprise Ltd.	442,506	6,876
Housing Development Finance Corp. Ltd. (a)	4,728,996	74,663
Maruti Suzuki India Ltd.	841,329	27,290
Titan Industries Ltd. (a)	6,456,377	32,555
TOTAL INDIA		141,384
Indonesia - 0.7%
PT Bank Rakyat Indonesia Tbk	28,901,000	27,942
PT Media Nusantara Citra Tbk	42,573,500	13,684
PT Sarana Menara Nusantara Tbk (a)	5,621,000	14,945
PT Tower Bersama Infrastructure Tbk (a)	25,354,500	14,734
TOTAL INDONESIA		71,305
Ireland - 2.3%
Accenture PLC Class A	854,400	69,582
James Hardie Industries PLC CDI	6,070,470	63,814
Kerry Group PLC Class A	856,700	50,669
Paddy Power PLC (Ireland)	503,500	42,404
TOTAL IRELAND		226,469
Italy - 1.4%
De Longhi SpA	2,229,200	33,790
ENI SpA	2,149,400	51,298
Moleskine SpA	4,183,000	10,059
Prada SpA	2,158,700	19,459
Tod's SpA	174,951	25,390
TOTAL ITALY		139,996
Japan - 18.4%
ABC-MART, Inc.	1,177,300	44,102
AEON Financial Service Co. Ltd.	633,400	18,990
Aozora Bank Ltd.	11,107,000	34,799
Cosmos Pharmaceutical Corp.	337,200	37,604
Credit Saison Co. Ltd.	287,500	8,410
Daito Trust Construction Co. Ltd.	212,800	20,633
Don Quijote Co. Ltd.	1,818,400	99,085
Fast Retailing Co. Ltd.	159,900	58,638
Hitachi Ltd.	8,642,000	55,230
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Honda Motor Co. Ltd.	3,184,300	$ 127,061
Japan Tobacco, Inc.	3,809,400	144,000
JSR Corp.	2,283,400	52,564
KDDI Corp.	848,900	40,821
Keyence Corp.	304,060	96,492
Miraca Holdings, Inc.	581,200	28,983
Mitsubishi Estate Co. Ltd.	2,493,000	81,200
Mitsubishi UFJ Financial Group, Inc.	19,951,900	135,371
Nomura Holdings, Inc.	5,322,500	43,499
ORIX Corp.	6,938,800	106,471
Park24 Co. Ltd.	1,342,800	27,095
Rakuten, Inc.	6,527,100	69,620
Santen Pharmaceutical Co. Ltd.	680,100	34,138
Seven & i Holdings Co. Ltd.	1,063,000	40,890
Seven Bank Ltd.	8,440,900	29,973
Shinsei Bank Ltd.	29,466,000	82,702
Ship Healthcare Holdings, Inc.	809,200	31,147
SMC Corp.	193,800	38,852
Softbank Corp.	1,177,600	58,402
Suzuki Motor Corp.	1,744,400	44,824
Toyota Motor Corp.	1,185,500	68,804
Unicharm Corp.	622,700	40,265
USS Co. Ltd.	196,050	25,150
TOTAL JAPAN		1,825,815
Korea (South) - 1.8%
Hyundai Motor Co.	161,479	29,244
LG Household & Health Care Ltd.	56,182	31,569
NHN Corp.	64,289	17,274
Orion Corp.	14,973	15,835
Samsung Electronics Co. Ltd.	64,872	89,510
TOTAL KOREA (SOUTH)		183,432
Luxembourg - 0.7%
Brait SA	6,003,514	24,527
Samsonite International SA	19,230,300	47,331
TOTAL LUXEMBOURG		71,858
Mexico - 0.9%
Alsea S.A.B. de CV	11,599,566	35,461
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	476,000	53,974
TOTAL MEXICO		89,435
Common Stocks - continued
	Shares	Value (000s)
Netherlands - 2.5%
AEGON NV	5,028,800	$ 33,591
ASML Holding NV	772,233	57,431
Koninklijke Philips Electronics NV	2,177,200	60,261
LyondellBasell Industries NV Class A	474,800	28,820
Randstad Holding NV	717,740	29,883
Yandex NV (a)	1,582,600	40,736
TOTAL NETHERLANDS		250,722
New Zealand - 0.2%
Ryman Healthcare Group Ltd.	3,502,805	18,315
Norway - 1.0%
DnB ASA (d)	6,068,755	99,190
Philippines - 0.3%
Alliance Global Group, Inc.	55,314,400	31,839
Poland - 0.7%
Eurocash SA	3,593,990	64,718
Puerto Rico - 0.0%
EVERTEC, Inc.	250,200	5,017
Russia - 0.6%
Mobile TeleSystems OJSC sponsored ADR	2,888,700	59,796
Singapore - 0.4%
Global Logistic Properties Ltd.	16,214,205	36,333
South Africa - 0.2%
Clicks Group Ltd.	3,639,524	23,200
Spain - 2.1%
Amadeus IT Holding SA Class A	1,011,100	29,847
Banco Bilbao Vizcaya Argentaria SA	7,468,557	72,703
Banco Bilbao Vizcaya Argentaria SA	133,367	1,294
Grifols SA ADR	1,208,550	37,743
Inditex SA	481,679	64,735
TOTAL SPAIN		206,322
Sweden - 2.7%
ASSA ABLOY AB (B Shares) (d)	1,314,800	52,360
Intrum Justitia AB	1,835,800	37,815
Nordea Bank AB (d)	4,436,000	53,148
Svenska Cellulosa AB (SCA) (B Shares)	1,505,400	39,092
Svenska Handelsbanken AB (A Shares)	1,879,500	85,376
TOTAL SWEDEN		267,791
Common Stocks - continued
	Shares	Value (000s)
Switzerland - 6.3%
Dufry AG (a)	153,460	$ 20,449
Lonza Group AG	448,004	31,198
Partners Group Holding AG	230,056	59,011
Roche Holding AG (participation certificate)	394,417	98,583
Schindler Holding AG (participation certificate)	554,147	83,080
SGS SA (Reg.)	12,520	30,256
Swatch Group AG (Bearer)	36,702	21,019
Syngenta AG (Switzerland)	179,374	76,686
UBS AG	5,975,605	106,595
Zurich Insurance Group AG	346,539	96,754
TOTAL SWITZERLAND		623,631
Taiwan - 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	11,289,000	41,930
Turkey - 0.2%
Boyner Buyuk Magazacilik A/S (a)(e)	4,683,100	17,868
United Kingdom - 16.1%
Aberdeen Asset Management PLC	5,975,132	41,646
Barclays PLC	18,045,567	80,528
Bellway PLC	467,900	9,776
BHP Billiton PLC	2,080,582	58,533
British American Tobacco PLC (United Kingdom)	2,631,600	145,883
British Land Co. PLC	5,830,068	53,839
Diageo PLC	4,065,857	124,162
Hikma Pharmaceuticals PLC	1,964,745	29,817
HSBC Holdings PLC (United Kingdom)	10,856,757	118,903
Intertek Group PLC	893,600	45,917
Jazztel PLC (a)	2,138,064	16,078
Legal & General Group PLC	17,868,994	47,048
London Stock Exchange Group PLC	1,497,400	31,191
Meggitt PLC	6,792,200	49,440
Next PLC	781,744	52,932
Ocado Group PLC (a)(d)	13,781,697	36,393
Persimmon PLC	2,082,200	34,931
Rolls-Royce Group PLC	4,197,715	73,682
Rolls-Royce Group PLC (C Shares) (a)	319,026,340	496
Rotork PLC	717,800	32,435
Royal Dutch Shell PLC Class B (United Kingdom)	5,421,192	190,162
SABMiller PLC	1,478,600	79,664
Standard Chartered PLC (United Kingdom)	2,048,441	51,452
Taylor Wimpey PLC	11,972,500	17,296
The Restaurant Group PLC	1,367,700	10,238
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
The Weir Group PLC	747,600	$ 25,595
Ultra Electronics Holdings PLC	614,667	15,754
Vodafone Group PLC	40,071,243	122,269
TOTAL UNITED KINGDOM		1,596,060
United States of America - 1.8%
Actavis, Inc. (a)	308,100	32,575
Beam, Inc.	387,400	25,069
Cognizant Technology Solutions Corp. Class A (a)	147,931	9,586
Marin Software, Inc.	29,215	429
MasterCard, Inc. Class A	160,100	88,524
Regal-Beloit Corp.	280,400	22,045
TOTAL UNITED STATES OF AMERICA		178,228
TOTAL COMMON STOCKS (Cost $7,567,550)		9,315,821
Nonconvertible Preferred Stocks - 0.7%

Germany - 0.7%
Volkswagen AG (d)	355,000	71,951
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	499,528,085	776
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $63,484)		72,727
Government Obligations - 0.1%
Principal Amount (000s)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.06% 7/5/13 (f) (Cost $6,309)	$ 6,310	6,310
Money Market Funds - 9.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	494,146,655	$ 494,147
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	409,745,834	409,746
TOTAL MONEY MARKET FUNDS (Cost $903,893)		903,893
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $8,541,236)		10,298,751
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(364,724)
NET ASSETS - 100%		$ 9,934,027
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2,993 CME NIKKEI 225 Index Contracts (Japan)	June 2013	$ 208,163	$ 31,953

The face value of futures purchased as a percentage of net assets is 2.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,310,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 195
Fidelity Securities Lending Cash Central Fund	2,225
Total	$ 2,420
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Boyner Buyuk Magazacilik A/S	$ 10,764	$ -	$ -	$ -	$ 17,868
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,629,475	$ 1,064,901	$ 564,574	$ -
Consumer Staples	1,144,160	497,615	646,545	-
Energy	295,453	53,993	241,460	-
Financials	2,438,286	1,442,968	995,318	-
Health Care	874,242	488,664	385,578	-
Industrials	1,198,578	1,072,370	126,208	-
Information Technology	736,737	473,255	263,482	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Materials	$ 561,160	$ 373,377	$ 187,783	$ -
Telecommunication Services	407,374	185,882	221,492	-
Utilities	103,083	103,083	-	-
Government Obligations	6,310	-	6,310	-
Money Market Funds	903,893	903,893	-	-
Total Investments in Securities:	$ 10,298,751	$ 6,660,001	$ 3,638,750	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 31,953	$ 31,953	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period endedApril 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 1,009,254
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 31,953	$ -
Total Value of Derivatives	$ 31,953	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $393,600) - See accompanying schedule: Unaffiliated issuers (cost $7,625,581)	$ 9,376,990
Fidelity Central Funds (cost $903,893)	903,893
Other affiliated issuers (cost $11,762)	17,868
Total Investments (cost $8,541,236)		$ 10,298,751
Cash		329
Foreign currency held at value (cost $10,126)		10,147
Receivable for investments sold		334
Receivable for fund shares sold		49,480
Dividends receivable		33,886
Distributions receivable from Fidelity Central Funds		1,065
Receivable for daily variation margin onfutures contracts		224
Prepaid expenses		6
Receivable from investment adviser for expense reductions		11
Other receivables		4,861
Total assets		10,399,094

Liabilities
Payable for investments purchased	$ 34,705
Payable for fund shares redeemed	12,422
Accrued management fee	6,015
Distribution and service plan fees payable	119
Other affiliated payables	1,514
Other payables and accrued expenses	546
Collateral on securities loaned, at value	409,746
Total liabilities		465,067

Net Assets		$ 9,934,027
Net Assets consist of:
Paid in capital		$ 9,441,457
Undistributed net investment income		44,945
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,340,996)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,788,621
Net Assets		$ 9,934,027

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($329,394 ÷ 9,085.39 shares)	$ 36.26

Maximum offering price per share (100/94.25 of $36.26)	$ 38.47
Class T: Net Asset Value and redemption price per share ($50,116 ÷ 1,389.92 shares)	$ 36.06

Maximum offering price per share (100/96.50 of $36.06)	$ 37.37
Class B: Net Asset Value and offering price per share ($6,982 ÷ 193.85 shares)A	$ 36.02

Class C: Net Asset Value and offering price per share ($33,178 ÷ 921.49 shares)A	$ 36.00

International Discovery: Net Asset Value, offering price and redemption price per share ($6,866,236 ÷ 188,125.37 shares)	$ 36.50

Class K: Net Asset Value, offering price and redemption price per share ($2,281,722 ÷ 62,659.33 shares)	$ 36.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($366,399 ÷ 10,055.27 shares)	$ 36.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 113,309
Interest		1
Income from Fidelity Central Funds		2,420
Income before foreign taxes withheld		115,730
Less foreign taxes withheld		(7,528)
Total income		108,202

Expenses
Management fee Basic fee	$ 31,792
Performance adjustment	2,919
Transfer agent fees	8,006
Distribution and service plan fees	695
Accounting and security lending fees	871
Custodian fees and expenses	625
Independent trustees' compensation	28
Registration fees	145
Audit	63
Legal	17
Miscellaneous	34
Total expenses before reductions	45,195
Expense reductions	(1,462)	43,733
Net investment income (loss)		64,469
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	320,566
Foreign currency transactions	(435)
Futures contracts	21,508
Total net realized gain (loss)		341,639
Change in net unrealized appreciation (depreciation) on: Investment securities	944,250
Assets and liabilities in foreign currencies	253
Futures contracts	31,953
Total change in net unrealized appreciation (depreciation)		976,456
Net gain (loss)		1,318,095
Net increase (decrease) in net assets resulting from operations		$ 1,382,564

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 64,469	$ 143,212
Net realized gain (loss)	341,639	(207,579)
Change in net unrealized appreciation (depreciation)	976,456	762,141
Net increase (decrease) in net assets resulting from operations	1,382,564	697,774
Distributions to shareholders from net investment income	(146,031)	(118,968)
Distributions to shareholders from net realized gain	(8,413)	-
Total distributions	(154,444)	(118,968)
Share transactions - net increase (decrease)	289,303	(915,362)
Redemption fees	65	128
Total increase (decrease) in net assets	1,517,488	(336,428)

Net Assets
Beginning of period	8,416,539	8,752,967
End of period (including undistributed net investment income of $44,945 and undistributed net investment income of $126,507, respectively)	$ 9,934,027	$ 8,416,539

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 31.66	$ 29.43	$ 32.07	$ 28.57	$ 23.68	$ 47.34
Income from Investment Operations
Net investment income (loss) E	.18	.41	.42	.31	.31	.46
Net realized and unrealized gain (loss)	4.90	2.11	(2.52)	3.51	4.84	(22.08)
Total from investment operations	5.08	2.52	(2.10)	3.82	5.15	(21.62)
Distributions from net investment income	(.45)	(.29)	(.38)	(.28)	(.26)	(.37)
Distributions from net realized gain	(.03)	-	(.16)	(.04)	-	(1.67)
Total distributions	(.48)	(.29)	(.54)	(.32)	(.26)	(2.04)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 36.26	$ 31.66	$ 29.43	$ 32.07	$ 28.57	$ 23.68
Total Return B, C, D	16.23%	8.70%	(6.71)%	13.43%	22.14%	(47.65)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.36% A	1.34%	1.30%	1.33%	1.37%	1.32%
Expenses net of fee waivers, if any	1.36% A	1.34%	1.29%	1.33%	1.37%	1.32%
Expenses net of all reductions	1.33% A	1.31%	1.25%	1.28%	1.32%	1.29%
Net investment income (loss)	1.07% A	1.41%	1.31%	1.06%	1.28%	1.27%
Supplemental Data
Net assets, end of period (in millions)	$ 329	$ 299	$ 320	$ 392	$ 414	$ 380
Portfolio turnover rate G	62% A	68%	75%	82%	98%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 31.42	$ 29.18	$ 31.81	$ 28.35	$ 23.49	$ 47.06
Income from Investment Operations
Net investment income (loss) E	.14	.34	.34	.23	.24	.33
Net realized and unrealized gain (loss)	4.87	2.09	(2.51)	3.48	4.81	(21.94)
Total from investment operations	5.01	2.43	(2.17)	3.71	5.05	(21.61)
Distributions from net investment income	(.34)	(.19)	(.30)	(.21)	(.19)	(.29)
Distributions from net realized gain	(.03)	-	(.16)	(.04)	-	(1.67)
Total distributions	(.37)	(.19)	(.46)	(.25)	(.19)	(1.96)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 36.06	$ 31.42	$ 29.18	$ 31.81	$ 28.35	$ 23.49
Total Return B, C, D	16.10%	8.41%	(6.96)%	13.14%	21.79%	(47.84)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.61% A	1.59%	1.56%	1.60%	1.65%	1.68%
Expenses net of fee waivers, if any	1.61% A	1.59%	1.55%	1.60%	1.65%	1.68%
Expenses net of all reductions	1.58% A	1.56%	1.51%	1.56%	1.60%	1.64%
Net investment income (loss)	.82% A	1.16%	1.05%	.79%	1.00%	.91%
Supplemental Data
Net assets, end of period (in millions)	$ 50	$ 46	$ 61	$ 92	$ 83	$ 64
Portfolio turnover rate G	62% A	68%	75%	82%	98%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 31.28	$ 29.02	$ 31.60	$ 28.18	$ 23.25	$ 46.70
Income from Investment Operations
Net investment income (loss) E	.05	.19	.17	.08	.12	.15
Net realized and unrealized gain (loss)	4.87	2.09	(2.48)	3.44	4.81	(21.77)
Total from investment operations	4.92	2.28	(2.31)	3.52	4.93	(21.62)
Distributions from net investment income	(.15)	(.02)	(.12)	(.06)	-	(.16)
Distributions from net realized gain	(.03)	-	(.16)	(.04)	-	(1.67)
Total distributions	(.18)	(.02)	(.27) J	(.10)	-	(1.83)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 36.02	$ 31.28	$ 29.02	$ 31.60	$ 28.18	$ 23.25
Total Return B, C, D	15.80%	7.85%	(7.39)%	12.52%	21.20%	(48.11)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.11% A	2.09%	2.06%	2.12%	2.16%	2.19%
Expenses net of fee waivers, if any	2.11% A	2.09%	2.06%	2.12%	2.16%	2.19%
Expenses net of all reductions	2.08% A	2.06%	2.02%	2.08%	2.11%	2.15%
Net investment income (loss)	.32% A	.66%	.54%	.27%	.49%	.40%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 8	$ 10	$ 14	$ 16	$ 15
Portfolio turnover rate G	62% A	68%	75%	82%	98%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.27 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 31.32	$ 29.08	$ 31.68	$ 28.23	$ 23.31	$ 46.82
Income from Investment Operations
Net investment income (loss) E	.05	.19	.18	.09	.12	.15
Net realized and unrealized gain (loss)	4.86	2.09	(2.49)	3.45	4.82	(21.82)
Total from investment operations	4.91	2.28	(2.31)	3.54	4.94	(21.67)
Distributions from net investment income	(.20)	(.04)	(.14)	(.05)	(.02)	(.17)
Distributions from net realized gain	(.03)	-	(.16)	(.04)	-	(1.67)
Total distributions	(.23)	(.04)	(.29) J	(.09)	(.02)	(1.84)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 36.00	$ 31.32	$ 29.08	$ 31.68	$ 28.23	$ 23.31
Total Return B, C, D	15.78%	7.86%	(7.37)%	12.54%	21.22%	(48.10)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.11% A	2.09%	2.05%	2.09%	2.14%	2.17%
Expenses net of fee waivers, if any	2.11% A	2.09%	2.04%	2.09%	2.14%	2.17%
Expenses net of all reductions	2.07% A	2.06%	2.00%	2.05%	2.09%	2.13%
Net investment income (loss)	.32% A	.66%	.56%	.30%	.51%	.42%
Supplemental Data
Net assets, end of period (in millions)	$ 33	$ 30	$ 33	$ 44	$ 43	$ 36
Portfolio turnover rate G	62% A	68%	75%	82%	98%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Discovery

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 31.91	$ 29.69	$ 32.34	$ 28.79	$ 23.88	$ 47.68
Income from Investment Operations
Net investment income (loss) D	.24	.51	.53	.40	.37	.57
Net realized and unrealized gain (loss)	4.93	2.12	(2.54)	3.54	4.88	(22.29)
Total from investment operations	5.17	2.63	(2.01)	3.94	5.25	(21.72)
Distributions from net investment income	(.55)	(.41)	(.48)	(.35)	(.34)	(.41)
Distributions from net realized gain	(.03)	-	(.16)	(.04)	-	(1.67)
Total distributions	(.58)	(.41)	(.64)	(.39)	(.34)	(2.08)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 36.50	$ 31.91	$ 29.69	$ 32.34	$ 28.79	$ 23.88
Total Return B, C	16.44%	9.03%	(6.39)%	13.76%	22.47%	(47.55)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.02% A	1.01%	.97%	1.05%	1.12%	1.09%
Expenses net of fee waivers, if any	1.02% A	1.01%	.96%	1.05%	1.12%	1.09%
Expenses net of all reductions	.99% A	.98%	.92%	1.00%	1.07%	1.05%
Net investment income (loss)	1.41% A	1.73%	1.64%	1.35%	1.53%	1.51%
Supplemental Data
Net assets, end of period (in millions)	$ 6,866	$ 5,965	$ 6,806	$ 8,133	$ 8,114	$ 6,999
Portfolio turnover rate F	62% A	68%	75%	82%	98%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 31.87	$ 29.66	$ 32.32	$ 28.78	$ 23.90	$ 40.32
Income from Investment Operations
Net investment income (loss) D	.26	.57	.58	.46	.44	.10
Net realized and unrealized gain (loss)	4.92	2.11	(2.54)	3.53	4.86	(16.52)
Total from investment operations	5.18	2.68	(1.96)	3.99	5.30	(16.42)
Distributions from net investment income	(.61)	(.47)	(.55)	(.41)	(.42)	-
Distributions from net realized gain	(.03)	-	(.16)	(.04)	-	-
Total distributions	(.64)	(.47)	(.70) J	(.45)	(.42)	-
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 36.41	$ 31.87	$ 29.66	$ 32.32	$ 28.78	$ 23.90
Total Return B, C	16.51%	9.24%	(6.24)%	13.96%	22.80%	(40.72)%
Ratios to Average Net Assets E, H
Expenses before reductions	.86% A	.83%	.80%	.84%	.88%	.93% A
Expenses net of fee waivers, if any	.86% A	.83%	.79%	.84%	.88%	.93% A
Expenses net of all reductions	.83% A	.80%	.75%	.79%	.83%	.89% A
Net investment income (loss)	1.57% A	1.91%	1.81%	1.55%	1.77%	.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,282	$ 1,776	$ 1,245	$ 1,078	$ 674	$ 145
Portfolio turnover rate F	62% A	68%	75%	82%	98%	79% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.70 per share is comprised of distributions from net investment income of $.548 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 31.87	$ 29.65	$ 32.31	$ 28.77	$ 23.91	$ 47.73
Income from Investment Operations
Net investment income (loss) D	.24	.52	.54	.41	.39	.53
Net realized and unrealized gain (loss)	4.92	2.11	(2.55)	3.55	4.86	(22.24)
Total from investment operations	5.16	2.63	(2.01)	3.96	5.25	(21.71)
Distributions from net investment income	(.56)	(.41)	(.50)	(.38)	(.39)	(.44)
Distributions from net realized gain	(.03)	-	(.16)	(.04)	-	(1.67)
Total distributions	(.59)	(.41)	(.65) I	(.42)	(.39)	(2.11)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 36.44	$ 31.87	$ 29.65	$ 32.31	$ 28.77	$ 23.91
Total Return B, C	16.42%	9.07%	(6.39)%	13.84%	22.52%	(47.51)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.01% A	1.00%	.95%	.99%	1.05%	1.05%
Expenses net of fee waivers, if any	1.01% A	1.00%	.94%	.99%	1.05%	1.05%
Expenses net of all reductions	.98% A	.97%	.90%	.95%	1.00%	1.01%
Net investment income (loss)	1.42% A	1.75%	1.66%	1.40%	1.60%	1.54%
Supplemental Data
Net assets, end of period (in millions)	$ 366	$ 294	$ 278	$ 319	$ 267	$ 159
Portfolio turnover rate F	62% A	68%	75%	82%	98%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.65 per share is comprised of distributions from net investment income of $.497 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Discovery, Class K and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

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3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,906,972
Gross unrealized depreciation	(212,783)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,694,189

Tax cost	$ 8,604,562

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (1,350,018)
No expiration
Short-term	(204,131)
Total capital loss carryforward	$ (1,554,149)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $21,508 and a change in net unrealized appreciation (depreciation) of $31,953 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,707,651 and $2,719,135, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45%

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Discovery as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 386	$ 7
Class T	.25%	.25%	119	1
Class B	.75%	.25%	36	27
Class C	.75%	.25%	154	11
			$ 695	$ 46

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 27
Class T	3
Class B*	5
Class C*	1
$ 36

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 468.30
Class T	71.30
Class B	11.30
Class C	46.30
International Discovery	6,603.21
Class K	489.05
Institutional Class	318.20
	$ 8,006

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions - continued

are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were two hundred and eighty one dollars for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $791. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,225, including $20 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,451 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $11.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 4,138	$ 3,123
Class T	492	388
Class B	34	6
Class C	186	44
International Discovery	101,466	90,633
Class K	34,651	20,917
Institutional Class	5,064	3,857
Total	$ 146,031	$ 118,968
From net realized gain
Class A	$ 297	$ -
Class T	46	-
Class B	7	-
Class C	30	-
International Discovery	5,914	-
Class K	1,827	-
Institutional Class	292	-
Total	$ 8,413	$ -

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	930	1,927	$ 31,293	$ 56,732
Reinvestment of distributions	132	101	4,249	2,828
Shares redeemed	(1,406)	(3,468)	(47,000)	(100,935)
Net increase (decrease)	(344)	(1,440)	$ (11,458)	$ (41,375)
Class T
Shares sold	116	220	$ 3,869	$ 6,409
Reinvestment of distributions	16	13	512	369
Shares redeemed	(202)	(860)	(6,736)	(25,207)
Net increase (decrease)	(70)	(627)	$ (2,355)	$ (18,429)
Class B
Shares sold	2	3	$ 66	$ 87
Reinvestment of distributions	1	-	39	5
Shares redeemed	(50)	(113)	(1,668)	(3,297)
Net increase (decrease)	(47)	(110)	$ (1,563)	$ (3,205)
Class C
Shares sold	69	212	$ 2,345	$ 6,111
Reinvestment of distributions	6	1	193	39
Shares redeemed	(104)	(395)	(3,437)	(11,440)
Net increase (decrease)	(29)	(182)	$ (899)	$ (5,290)
International Discovery
Shares sold	16,972	20,324	$ 576,466	$ 608,478
Reinvestment of distributions	3,176	3,081	102,608	86,858
Shares redeemed	(18,931)	(65,748)	(637,269)	(1,937,202)
Net increase (decrease)	1,217	(42,343)	$ 41,805	$ (1,241,866)
Class K
Shares sold	12,135	26,836	$ 411,415	$ 788,860
Reinvestment of distributions	1,132	744	36,478	20,917
Shares redeemed	(6,327)	(13,817)	(212,700)	(410,022)
Net increase (decrease)	6,940	13,763	$ 235,193	$ 399,755

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Institutional Class
Shares sold	1,718	2,049	$ 58,663	$ 59,460
Reinvestment of distributions	68	53	2,182	1,502
Shares redeemed	(964)	(2,256)	(32,265)	(65,914)
Net increase (decrease)	822	(154)	$ 28,580	$ (4,952)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

IGI-K-USAN-0613
1.863310.104

Fidelity®

International Small Cap Opportunities

Fund

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.65%
Actual		$ 1,000.00	$ 1,169.10	$ 8.87
HypotheticalA		$ 1,000.00	$ 1,016.61	$ 8.25
Class T	1.90%
Actual		$ 1,000.00	$ 1,168.10	$ 10.21
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.49
Class B	2.40%
Actual		$ 1,000.00	$ 1,164.70	$ 12.88
HypotheticalA		$ 1,000.00	$ 1,012.89	$ 11.98
Class C	2.40%
Actual		$ 1,000.00	$ 1,164.90	$ 12.88
HypotheticalA		$ 1,000.00	$ 1,012.89	$ 11.98
International Small Cap Opportunities	1.40%
Actual		$ 1,000.00	$ 1,171.00	$ 7.54
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Institutional Class	1.40%
Actual		$ 1,000.00	$ 1,169.90	$ 7.53
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
Japan 24.9%
United Kingdom 17.9%
United States of America 16.9%
Germany 4.0%
Turkey 3.7%
Netherlands 3.0%
Italy 2.6%
France 2.6%
Sweden 2.4%
Other 22.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
Japan 21.1%
United Kingdom 19.2%
United States of America 16.6%
Germany 4.8%
Canada 3.5%
France 3.0%
Turkey 2.8%
Sweden 2.5%
Brazil 2.5%
Other 24.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	95.6	96.1
Short-Term Investments and Net Other Assets (Liabilities)	4.4	3.9
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
USS Co. Ltd. (Japan, Specialty Retail)	2.1	2.0
PriceSmart, Inc. (United States of America, Food & Staples Retailing)	2.0	2.5
Coca-Cola Icecek A/S (Turkey, Beverages)	1.5	1.4
Nihon M&A Center, Inc. (Japan, Professional Services)	1.4	1.0
Intrum Justitia AB (Sweden, Commercial Services & Supplies)	1.4	1.1
Spirax-Sarco Engineering PLC (United Kingdom, Machinery)	1.4	1.5
Andritz AG (Austria, Machinery)	1.3	1.6
Rotork PLC (United Kingdom, Machinery)	1.3	1.2
Unite Group PLC (United Kingdom, Real Estate Management & Development)	1.2	1.5
Prosegur Compania de Seguridad SA (Reg.) (Spain, Commercial Services & Supplies)	1.2	1.4
	14.8
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	23.7	24.0
Consumer Discretionary	19.3	18.6
Financials	16.7	14.0
Consumer Staples	10.6	12.6
Materials	9.4	9.7
Information Technology	7.2	7.6
Health Care	5.2	5.1
Energy	3.5	4.5

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
Australia - 1.2%
Imdex Ltd.	864,526	$ 882,810
Ramsay Health Care Ltd.	66,365	2,200,931
Sydney Airport unit	637,981	2,288,426
TOTAL AUSTRALIA		5,372,167
Austria - 1.7%
Andritz AG	89,700	5,845,093
Zumtobel AG	146,881	1,644,777
TOTAL AUSTRIA		7,489,870
Bailiwick of Jersey - 1.3%
Informa PLC	621,771	4,616,658
Randgold Resources Ltd. sponsored ADR	12,400	1,014,072
TOTAL BAILIWICK OF JERSEY		5,630,730
Belgium - 1.4%
Gimv NV	61,710	3,175,992
Umicore SA	62,474	2,891,971
TOTAL BELGIUM		6,067,963
Bermuda - 0.6%
GP Investments Ltd. Class A (depositary receipt) (a)	447,300	1,055,232
Lazard Ltd. Class A	45,999	1,559,366
TOTAL BERMUDA		2,614,598
Brazil - 0.8%
Arezzo Industria e Comercio SA	118,100	2,488,615
Iguatemi Empresa de Shopping Centers SA	76,700	916,605
TOTAL BRAZIL		3,405,220
British Virgin Islands - 0.2%
Gem Diamonds Ltd. (a)	527,595	1,071,548
Canada - 2.2%
Agnico Eagle Mines Ltd. (Canada)	22,960	741,138
Baytex Energy Corp. (d)	21,900	865,392
Copper Mountain Mining Corp. (a)	375,200	752,299
Eldorado Gold Corp.	108,100	855,186
Painted Pony Petroleum Ltd. Class A (a)	169,300	1,643,510
Pason Systems, Inc.	160,800	2,753,288
Petrominerales Ltd.	165,279	912,156
TAG Oil Ltd. (a)	260,500	1,422,155
TOTAL CANADA		9,945,124
Common Stocks - continued
	Shares	Value
Cayman Islands - 0.2%
Vantage Drilling Co. (a)	625,331	$ 1,056,809
Denmark - 0.0%
Spar Nord Bank A/S (a)	4,200	27,005
Finland - 1.0%
Nokian Tyres PLC	80,000	3,468,320
Outotec Oyj (d)	70,000	1,021,426
TOTAL FINLAND		4,489,746
France - 2.6%
Laurent-Perrier Group SA	31,463	2,548,265
Remy Cointreau SA	19,273	2,243,985
Saft Groupe SA	73,219	1,802,198
Vetoquinol SA	38,895	1,370,209
Virbac SA	16,500	3,368,100
TOTAL FRANCE		11,332,757
Germany - 4.0%
alstria office REIT-AG	175,500	2,126,347
Bilfinger Berger AG	38,659	3,874,401
CompuGROUP Holding AG	105,647	2,436,198
CTS Eventim AG	135,794	5,244,304
Fielmann AG	39,937	3,853,112
TOTAL GERMANY		17,534,362
Greece - 0.3%
Titan Cement Co. SA (Reg.) (a)	78,596	1,459,449
India - 0.9%
Colgate-Palmolive (India)	45,892	1,257,852
Jyothy Laboratories Ltd.	792,354	2,609,447
TOTAL INDIA		3,867,299
Ireland - 1.7%
FBD Holdings PLC	149,828	2,433,893
James Hardie Industries PLC:
CDI	59,142	621,709
sponsored ADR (d)	83,775	4,393,999
TOTAL IRELAND		7,449,601
Israel - 1.2%
Azrieli Group	79,405	2,294,661
Common Stocks - continued
	Shares	Value
Israel - continued
Ituran Location & Control Ltd.	126,286	$ 2,015,525
Strauss Group Ltd.	61,644	907,035
TOTAL ISRAEL		5,217,221
Italy - 2.6%
Azimut Holding SpA	246,073	4,575,810
Beni Stabili SpA SIIQ	2,845,837	2,005,086
Interpump Group SpA	540,443	4,754,399
TOTAL ITALY		11,335,295
Japan - 24.9%
Air Water, Inc.	82,000	1,327,766
Aozora Bank Ltd.	1,292,000	4,047,966
Asahi Co. Ltd. (d)	116,400	1,958,766
Autobacs Seven Co. Ltd.	218,600	3,683,741
Azbil Corp.	105,400	2,275,909
Cosmos Pharmaceutical Corp.	11,200	1,249,000
Daikokutenbussan Co. Ltd.	141,200	3,882,272
FCC Co. Ltd.	192,500	4,880,127
Fields Corp.	70,200	1,423,676
GCA Savvian Group Corp.	164,700	2,073,369
Glory Ltd.	62,000	1,703,724
Goldcrest Co. Ltd.	157,030	5,165,451
Harmonic Drive Systems, Inc.	58,800	1,208,462
Iwatsuka Confectionary Co. Ltd.	34,500	1,636,825
Kamigumi Co. Ltd.	188,000	1,762,827
Kobayashi Pharmaceutical Co. Ltd.	70,300	3,840,840
Kyoto Kimono Yuzen Co. Ltd.	83,300	912,021
Lasertec Corp.	55,000	1,342,430
Meiko Network Japan Co. Ltd.	109,500	1,518,895
Miraial Co. Ltd.	69,800	1,448,556
Nabtesco Corp.	87,100	1,922,069
Nagaileben Co. Ltd.	146,500	2,507,135
Nihon M&A Center, Inc.	118,800	6,266,686
Nihon Parkerizing Co. Ltd.	203,000	4,134,946
Nippon Seiki Co. Ltd.	193,000	2,547,520
Nippon Thompson Co. Ltd.	435,000	2,171,796
NS Tool Co. Ltd.	17,800	354,271
Obic Co. Ltd.	10,330	2,725,434
OSG Corp.	293,700	4,468,612
Seven Bank Ltd.	1,476,000	5,241,167
SHO-BOND Holdings Co. Ltd.	108,600	4,583,627
Common Stocks - continued
	Shares	Value
Japan - continued
Shoei Co. Ltd.	168,300	$ 1,630,972
Sparx Group Co. Ltd. (a)	6,000	2,015,622
The Nippon Synthetic Chemical Industry Co. Ltd.	355,000	3,400,209
Tocalo Co. Ltd.	76,000	1,112,947
Tsutsumi Jewelry Co. Ltd.	58,700	1,833,004
USS Co. Ltd.	73,980	9,490,491
Workman Co. Ltd.	30,300	995,687
Yamato Kogyo Co. Ltd.	157,200	5,199,318
TOTAL JAPAN		109,944,136
Korea (South) - 0.9%
Coway Co. Ltd.	74,820	3,789,866
Netherlands - 3.0%
Aalberts Industries NV	217,701	4,878,223
ASM International NV (depositary receipt)	84,900	2,842,452
Heijmans NV (Certificaten Van Aandelen)	192,933	1,770,959
QIAGEN NV (a)	84,558	1,681,013
VastNed Retail NV	43,305	1,933,049
TOTAL NETHERLANDS		13,105,696
Philippines - 0.6%
Jollibee Food Corp.	871,460	2,719,675
Portugal - 0.5%
Jeronimo Martins SGPS SA	101,900	2,426,956
South Africa - 2.2%
City Lodge Hotels Ltd.	140,807	2,010,072
Clicks Group Ltd.	697,754	4,447,710
Mr Price Group Ltd.	77,500	1,113,941
Nampak Ltd.	554,900	2,039,405
TOTAL SOUTH AFRICA		9,611,128
Spain - 1.6%
Grifols SA	49,232	1,975,555
Prosegur Compania de Seguridad SA (Reg.)	953,390	5,323,604
TOTAL SPAIN		7,299,159
Sweden - 2.4%
Fagerhult AB	98,687	2,619,045
Intrum Justitia AB (d)	292,334	6,021,646
Swedish Match Co. AB (d)	52,400	1,817,533
TOTAL SWEDEN		10,458,224
Common Stocks - continued
	Shares	Value
Switzerland - 0.4%
Zehnder Group AG	41,524	$ 1,835,488
Turkey - 3.7%
Albaraka Turk Katilim Bankasi A/S	3,170,565	3,430,984
Asya Katilim Bankasi A/S (a)	975,000	1,180,170
Boyner Buyuk Magazacilik A/S (a)	1,290,451	4,923,545
Coca-Cola Icecek A/S	247,362	6,898,954
TOTAL TURKEY		16,433,653
United Kingdom - 17.9%
Babcock International Group PLC	200,700	3,335,804
Bellway PLC	203,072	4,242,693
Berendsen PLC	196,063	2,355,729
Britvic PLC	356,783	2,438,519
Dechra Pharmaceuticals PLC	276,900	3,088,280
Derwent London PLC	56,600	2,030,064
Elementis PLC	874,310	3,578,618
Fenner PLC	238,146	1,300,653
Great Portland Estates PLC	517,289	4,274,784
H&T Group PLC	212,153	886,072
InterContinental Hotel Group PLC ADR	107,126	3,165,573
Johnson Matthey PLC	79,175	2,981,192
Meggitt PLC	678,969	4,942,214
Persimmon PLC	197,563	3,314,352
Rotork PLC	123,900	5,598,663
Serco Group PLC	471,309	4,528,087
Shaftesbury PLC	422,873	3,990,484
Spectris PLC	131,387	4,306,299
Spirax-Sarco Engineering PLC	147,430	6,006,943
Ted Baker PLC	108,000	2,271,495
Ultra Electronics Holdings PLC	143,358	3,674,305
Unite Group PLC	1,009,170	5,452,093
Victrex PLC	59,582	1,485,455
TOTAL UNITED KINGDOM		79,248,371
United States of America - 12.5%
ANSYS, Inc. (a)	15,285	1,235,945
Autoliv, Inc. (d)	47,300	3,614,666
BPZ Energy, Inc. (a)	452,767	968,921
Broadridge Financial Solutions, Inc.	68,705	1,729,992
Cymer, Inc. (a)	18,722	1,961,317
Dril-Quip, Inc. (a)	36,361	3,043,779
Evercore Partners, Inc. Class A	67,000	2,529,250
Common Stocks - continued
	Shares	Value
United States of America - continued
Greenhill & Co., Inc.	41,895	$ 1,935,130
Kansas City Southern	30,404	3,316,164
Kennedy-Wilson Holdings, Inc.	99,079	1,647,684
Martin Marietta Materials, Inc.	28,920	2,920,631
Mohawk Industries, Inc. (a)	37,700	4,180,176
Oceaneering International, Inc.	43,502	3,052,535
PriceSmart, Inc.	98,196	8,762,029
ResMed, Inc. (d)	91,100	4,374,622
Solera Holdings, Inc.	74,156	4,269,902
SS&C Technologies Holdings, Inc. (a)	121,858	3,739,822
Universal Display Corp. (a)(d)	59,868	1,882,250
TOTAL UNITED STATES OF AMERICA		55,164,815
TOTAL COMMON STOCKS (Cost $305,661,991)		417,403,931
Nonconvertible Preferred Stocks - 1.1%

Brazil - 1.1%
Banco ABC Brasil SA	386,689	3,038,236
Banco Pine SA	265,185	1,834,392
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,507,723)		4,872,628
Money Market Funds - 8.3%

Fidelity Cash Central Fund, 0.13% (b)	16,384,842	16,384,842
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	20,048,075	20,048,075
TOTAL MONEY MARKET FUNDS (Cost $36,432,917)		36,432,917
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $346,602,631)		458,709,476
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(17,084,302)
NET ASSETS - 100%		$ 441,625,174
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,591
Fidelity Securities Lending Cash Central Fund	92,624
Total	$ 105,215
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 85,891,963	$ 55,017,063	$ 30,874,900	$ -
Consumer Staples	46,967,222	36,358,285	10,608,937	-
Energy	15,718,545	15,718,545	-	-
Financials	72,875,964	54,332,389	18,543,575	-
Health Care	23,002,043	20,494,908	2,507,135	-
Industrials	104,293,268	78,738,247	25,555,021	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 31,775,833	$ 23,983,504	$ 7,792,329	$ -
Materials	41,751,721	27,689,482	14,062,239	-
Money Market Funds	36,432,917	36,432,917	-	-
Total Investments in Securities:	$ 458,709,476	$ 348,765,340	$ 109,944,136	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 77,479,250
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $19,482,392) - See accompanying schedule: Unaffiliated issuers (cost $310,169,714)	$ 422,276,559
Fidelity Central Funds (cost $36,432,917)	36,432,917
Total Investments (cost $346,602,631)		$ 458,709,476
Foreign currency held at value (cost $47,387)		47,681
Receivable for investments sold		1,935,376
Receivable for fund shares sold		268,780
Dividends receivable		2,305,205
Distributions receivable from Fidelity Central Funds		66,378
Prepaid expenses		299
Receivable from investment adviser for expense reductions		5,996
Other receivables		21,381
Total assets		463,360,572

Liabilities
Payable for investments purchased	$ 634,622
Payable for fund shares redeemed	511,414
Accrued management fee	364,133
Distribution and service plan fees payable	15,224
Other affiliated payables	104,056
Other payables and accrued expenses	57,874
Collateral on securities loaned, at value	20,048,075
Total liabilities		21,735,398

Net Assets		$ 441,625,174
Net Assets consist of:
Paid in capital		$ 656,955,180
Undistributed net investment income		1,408,877
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(328,844,419)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		112,105,536
Net Assets		$ 441,625,174
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($21,640,024 ÷ 1,729,419 shares)	$ 12.51

Maximum offering price per share (100/94.25 of $12.51)	$ 13.27
Class T: Net Asset Value and redemption price per share ($9,233,385 ÷ 743,600 shares)	$ 12.42

Maximum offering price per share (100/96.50 of $12.42)	$ 12.87
Class B: Net Asset Value and offering price per share ($1,612,556 ÷ 131,995 shares)A	$ 12.22

Class C: Net Asset Value and offering price per share ($7,406,545 ÷ 607,623 shares)A	$ 12.19

International Small Cap Opportunities: Net Asset Value, offering price and redemption price per share ($396,842,717 ÷ 31,445,836 shares)	$ 12.62

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,889,947 ÷ 387,075 shares)	$ 12.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 4,545,453
Income from Fidelity Central Funds		105,215
Income before foreign taxes withheld		4,650,668
Less foreign taxes withheld		(383,099)
Total income		4,267,569

Expenses
Management fee Basic fee	$ 1,709,039
Performance adjustment	393,548
Transfer agent fees	506,513
Distribution and service plan fees	88,951
Accounting and security lending fees	104,079
Custodian fees and expenses	53,345
Independent trustees' compensation	1,245
Registration fees	39,664
Audit	35,521
Legal	803
Miscellaneous	1,560
Total expenses before reductions	2,934,268
Expense reductions	(84,376)	2,849,892
Net investment income (loss)		1,417,677
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,777,300
Foreign currency transactions	(60,226)
Total net realized gain (loss)		20,717,074
Change in net unrealized appreciation (depreciation) on: Investment securities	41,581,476
Assets and liabilities in foreign currencies	17,866
Total change in net unrealized appreciation (depreciation)		41,599,342
Net gain (loss)		62,316,416
Net increase (decrease) in net assets resulting from operations		$ 63,734,093

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,417,677	$ 3,779,313
Net realized gain (loss)	20,717,074	21,361,280
Change in net unrealized appreciation (depreciation)	41,599,342	17,236,425
Net increase (decrease) in net assets resulting from operations	63,734,093	42,377,018
Distributions to shareholders from net investment income	(3,311,096)	(4,886,680)
Distributions to shareholders from net realized gain	(171,255)	(369,319)
Total distributions	(3,482,351)	(5,255,999)
Share transactions - net increase (decrease)	6,899,824	(28,976,326)
Redemption fees	27,988	64,463
Total increase (decrease) in net assets	67,179,554	8,209,156

Net Assets
Beginning of period	374,445,620	366,236,464
End of period (including undistributed net investment income of $1,408,877 and undistributed net investment income of $3,302,296, respectively)	$ 441,625,174	$ 374,445,620

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 9.75	$ 9.82	$ 8.07	$ 6.24	$ 18.97
Income from Investment Operations
Net investment income (loss) E	.03	.08	.15 H	.06	.06	.02
Net realized and unrealized gain (loss)	1.78	1.07	(.07)	1.85	1.77	(10.85)
Total from investment operations	1.81	1.15	.08	1.91	1.83	(10.83)
Distributions from net investment income	(.08)	(.11)	(.11)	(.07)	-	(.03)
Distributions from net realized gain	(.01)	(.01)	(.04)	(.09)	-	(1.88)
Total distributions	(.08) L	(.12)	(.15)	(.16)	-	(1.90) K
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 12.51	$ 10.78	$ 9.75	$ 9.82	$ 8.07	$ 6.24
Total Return B,C,D	16.91%	12.00%	.81%	24.05%	29.33%	(62.98)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.72% A	1.75%	1.34%	1.16%	.94%	1.75%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.33%	1.16%	.94%	1.66%
Expenses net of all reductions	1.63% A	1.64%	1.32%	1.15%	.89%	1.62%
Net investment income (loss)	.50% A	.85%	1.44% H	.74%	1.00%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,640	$ 18,194	$ 18,686	$ 20,228	$ 18,883	$ 17,905
Portfolio turnover rate G	31% A	28%	24%	49%	174%	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .80%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.90 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $1.878 per share. L Total distributions of $.08 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 9.66	$ 9.72	$ 8.00	$ 6.20	$ 18.85
Income from Investment Operations
Net investment income (loss) E	.01	.06	.12 H	.04	.05	(.02)
Net realized and unrealized gain (loss)	1.78	1.06	(.06)	1.83	1.75	(10.78)
Total from investment operations	1.79	1.12	.06	1.87	1.80	(10.80)
Distributions from net investment income	(.05)	(.08)	(.08)	(.06)	-	-
Distributions from net realized gain	(.01)	(.01)	(.04)	(.09)	-	(1.85)
Total distributions	(.06)	(.09)	(.12)	(.15)	-	(1.85) K
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 12.42	$ 10.69	$ 9.66	$ 9.72	$ 8.00	$ 6.20
Total Return B,C,D	16.81%	11.72%	.60%	23.65%	29.03%	(63.08)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.98% A	2.02%	1.60%	1.43%	1.20%	2.00%
Expenses net of fee waivers, if any	1.90% A	1.90%	1.60%	1.43%	1.20%	1.91%
Expenses net of all reductions	1.88% A	1.89%	1.59%	1.41%	1.15%	1.87%
Net investment income (loss)	.25% A	.60%	1.17% H	.48%	.74%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,233	$ 8,169	$ 8,701	$ 11,202	$ 11,915	$ 11,614
Portfolio turnover rate G	31% A	28%	24%	49%	174%	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .54%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.85 per share is comprised of distributions from net realized gain of $1.852 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 9.48	$ 9.54	$ 7.87	$ 6.12	$ 18.64
Income from Investment Operations
Net investment income (loss) E	(.01)	.01	.07 H	- J	.02	(.08)
Net realized and unrealized gain (loss)	1.74	1.05	(.06)	1.79	1.73	(10.68)
Total from investment operations	1.73	1.06	.01	1.79	1.75	(10.76)
Distributions from net investment income	- J	(.03)	(.06)	(.03)	-	-
Distributions from net realized gain	(.01)	(.01)	(.02)	(.09)	-	(1.76)
Total distributions	(.01)	(.04)	(.07) L	(.12)	-	(1.76) K
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 12.22	$ 10.50	$ 9.48	$ 9.54	$ 7.87	$ 6.12
Total Return B,C,D	16.47%	11.21%	.10%	23.03%	28.59%	(63.32)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.47% A	2.50%	2.09%	1.91%	1.69%	2.51%
Expenses net of fee waivers, if any	2.40% A	2.40%	2.09%	1.91%	1.69%	2.41%
Expenses net of all reductions	2.38% A	2.39%	2.07%	1.90%	1.64%	2.38%
Net investment income (loss)	(.25)% A	.10%	.68% H	(.01)%	.25%	(.62)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,613	$ 1,966	$ 2,293	$ 2,902	$ 2,799	$ 2,687
Portfolio turnover rate G	31% A	28%	24%	49%	174%	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.76 per share is comprised of distributions from net realized gain of $1.760 per share. L Total distributions of $.07 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 9.47	$ 9.53	$ 7.86	$ 6.11	$ 18.63
Income from Investment Operations
Net investment income (loss) E	(.01)	.01	.07 H	- J	.02	(.08)
Net realized and unrealized gain (loss)	1.74	1.04	(.06)	1.79	1.73	(10.66)
Total from investment operations	1.73	1.05	.01	1.79	1.75	(10.74)
Distributions from net investment income	(.01)	(.03)	(.06)	(.03)	-	-
Distributions from net realized gain	(.01)	(.01)	(.02)	(.09)	-	(1.78)
Total distributions	(.02)	(.04)	(.07) L	(.12)	-	(1.78) K
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 12.19	$ 10.48	$ 9.47	$ 9.53	$ 7.86	$ 6.11
Total Return B,C,D	16.49%	11.13%	.10%	23.06%	28.64%	(63.32)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.47% A	2.50%	2.09%	1.91%	1.68%	2.51%
Expenses net of fee waivers, if any	2.40% A	2.40%	2.09%	1.91%	1.68%	2.41%
Expenses net of all reductions	2.38% A	2.39%	2.07%	1.90%	1.63%	2.38%
Net investment income (loss)	(.25)% A	.10%	.68% H	(.01)%	.26%	(.62)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,407	$ 6,608	$ 6,900	$ 8,936	$ 8,543	$ 9,497
Portfolio turnover rate G	31% A	28%	24%	49%	174%	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.78 per share is comprised of distributions from net realized gain of $1.775 per share. L Total distributions of $.07 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap Opportunities

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 9.85	$ 9.92	$ 8.14	$ 6.28	$ 19.09
Income from Investment Operations
Net investment income (loss) D	.04	.11	.17 G	.09	.08	.05
Net realized and unrealized gain (loss)	1.81	1.07	(.06)	1.87	1.78	(10.92)
Total from investment operations	1.85	1.18	.11	1.96	1.86	(10.87)
Distributions from net investment income	(.10)	(.14)	(.14)	(.09)	- I	(.06)
Distributions from net realized gain	(.01)	(.01)	(.04)	(.09)	-	(1.88)
Total distributions	(.11)	(.15)	(.18)	(.18)	- I	(1.94) J
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 12.62	$ 10.88	$ 9.85	$ 9.92	$ 8.14	$ 6.28
Total Return B,C	17.10%	12.21%	1.10%	24.43%	29.68%	(62.91)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.42% A	1.47%	1.08%	.91%	.68%	1.44%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.08%	.91%	.68%	1.44%
Expenses net of all reductions	1.38% A	1.39%	1.06%	.89%	.64%	1.40%
Net investment income (loss)	.75% A	1.10%	1.69% G	1.00%	1.25%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 396,843	$ 334,918	$ 328,262	$ 398,331	$ 329,128	$ 312,376
Portfolio turnover rate F	31% A	28%	24%	49%	174%	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.06%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.94 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $1.878 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 9.86	$ 9.93	$ 8.14	$ 6.27	$ 19.09
Income from Investment Operations
Net investment income (loss) D	.04	.11	.18 G	.09	.08	.05
Net realized and unrealized gain (loss)	1.80	1.08	(.06)	1.86	1.79	(10.92)
Total from investment operations	1.84	1.19	.12	1.95	1.87	(10.87)
Distributions from net investment income	(.10)	(.14)	(.15)	(.07)	- I	(.07)
Distributions from net realized gain	(.01)	(.01)	(.04)	(.09)	-	(1.88)
Total distributions	(.11)	(.15)	(.19)	(.16)	- I	(1.95) J
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 12.63	$ 10.90	$ 9.86	$ 9.93	$ 8.14	$ 6.27
Total Return B,C	16.99%	12.32%	1.13%	24.33%	29.87%	(62.95)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.40% A	1.44%	1.03%	.90%	.68%	1.40%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.03%	.90%	.68%	1.40%
Expenses net of all reductions	1.38% A	1.39%	1.02%	.88%	.64%	1.37%
Net investment income (loss)	.75% A	1.10%	1.74% G	1.01%	1.25%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,890	$ 4,591	$ 1,395	$ 2,418	$ 2,022	$ 8,117
Portfolio turnover rate F	31% A	28%	24%	49%	174%	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.11%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.95 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $1.878 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® International Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Small Cap Opportunities and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 122,286,479
Gross unrealized depreciation	(12,541,231)
Net unrealized appreciation (depreciation) on securities and other investments	$ 109,745,248

Tax cost	$ 348,964,228

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (16,734,422)
2017	(330,501,908)
Total capital loss carryforward	$ (347,236,330)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $60,061,548 and $59,845,418, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap Opportunities as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was 1.05% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 24,051	$ 376
Class T	.25%	.25%	21,385	195
Class B	.75%	.25%	9,035	6,796
Class C	.75%	.25%	34,480	2,937
			$ 88,951	$ 10,304

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,188
Class T	907
Class B*	494
Class C*	194
$ 3,783

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 28,912.30
Class T	13,335.31
Class B	2,718.30
Class C	10,375.30
International Small Cap Opportunities	446,048.25
Institutional Class	5,125.23
	$ 506,513

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $257 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $511 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a

Semiannual Report

7. Security Lending - continued

broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $92,624, including $169 from securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from Adviser
Class A	1.65%	$ 6,880
Class T	1.90%	3,531
Class B	2.40%	657
Class C	2.40%	2,489
International Small Cap Opportunities	1.40%	35,183
Institutional Class	1.40%	66
		$ 48,806

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $2,249.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $33,311 for the period. In addition,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $10.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 127,604	$ 208,264
Class T	40,329	69,950
Class B	540	6,357
Class C	6,860	20,258
International Small Cap Opportunities	3,098,688	4,562,121
Institutional Class	37,075	19,730
Total	$ 3,311,096	$ 4,886,680
From net realized gain
Class A	$ 8,286	$ 18,763
Class T	3,734	8,968
Class B	900	2,355
Class C	3,118	7,235
International Small Cap Opportunities	153,400	330,589
Institutional Class	1,817	1,409
Total	$ 171,255	$ 369,319

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	220,136	245,367	$ 2,566,517	$ 2,443,449
Reinvestment of distributions	10,878	21,375	119,442	198,575
Shares redeemed	(188,880)	(495,775)	(2,155,403)	(4,923,741)
Net increase (decrease)	42,134	(229,033)	$ 530,556	$ (2,281,717)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class T
Shares sold	56,741	101,299	$ 646,328	$ 986,575
Reinvestment of distributions	3,872	8,148	42,245	75,201
Shares redeemed	(81,004)	(246,162)	(919,912)	(2,450,796)
Net increase (decrease)	(20,391)	(136,715)	$ (231,339)	$ (1,389,020)
Class B
Shares sold	1,982	3,884	$ 22,056	$ 38,597
Reinvestment of distributions	123	862	1,326	7,845
Shares redeemed	(57,374)	(59,335)	(644,116)	(579,917)
Net increase (decrease)	(55,269)	(54,589)	$ (620,734)	$ (533,475)
Class C
Shares sold	52,663	69,065	$ 591,043	$ 669,794
Reinvestment of distributions	870	2,800	9,335	25,455
Shares redeemed	(76,391)	(170,268)	(853,657)	(1,664,901)
Net increase (decrease)	(22,858)	(98,403)	$ (253,279)	$ (969,652)
International Small Cap Opportunities
Shares sold	4,073,430	5,283,408	$ 47,216,706	$ 53,067,911
Reinvestment of distributions	279,367	495,697	3,092,593	4,634,765
Shares redeemed	(3,676,843)	(8,350,807)	(42,489,659)	(84,356,251)
Net increase (decrease)	675,954	(2,571,702)	$ 7,819,640	$ (26,653,575)
Institutional Class
Shares sold	54,666	348,073	$ 627,527	$ 3,541,043
Reinvestment of distributions	3,187	1,709	35,307	15,997
Shares redeemed	(92,061)	(70,045)	(1,007,854)	(705,927)
Net increase (decrease)	(34,208)	279,737	$ (345,020)	$ 2,851,113

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ILS-USAN-0613
1.815077.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Discovery

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are classes of Fidelity® International Discovery Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.36%
Actual		$ 1,000.00	$ 1,162.30	$ 7.29
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 6.81
Class T	1.61%
Actual		$ 1,000.00	$ 1,161.00	$ 8.63
HypotheticalA		$ 1,000.00	$ 1,016.81	$ 8.05
Class B	2.11%
Actual		$ 1,000.00	$ 1,158.00	$ 11.29
HypotheticalA		$ 1,000.00	$ 1,014.33	$ 10.54
Class C	2.11%
Actual		$ 1,000.00	$ 1,157.80	$ 11.29
HypotheticalA		$ 1,000.00	$ 1,014.33	$ 10.54
International Discovery	1.02%
Actual		$ 1,000.00	$ 1,164.40	$ 5.47
HypotheticalA		$ 1,000.00	$ 1,019.74	$ 5.11
Class K	.86%
Actual		$ 1,000.00	$ 1,165.10	$ 4.62
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31
Institutional Class	1.01%
Actual		$ 1,000.00	$ 1,164.20	$ 5.42
HypotheticalA		$ 1,000.00	$ 1,019.79	$ 5.06

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
Japan 20.5%
United Kingdom 16.1%
France 9.7%
Germany 7.5%
Switzerland 6.3%
United States of America 5.2%
Australia 3.9%
Sweden 2.7%
Netherlands 2.5%
Other 25.6%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
United Kingdom 21.2%
Japan 16.1%
France 8.5%
Germany 8.3%
United States of America 7.0%
Switzerland 5.3%
Netherlands 3.2%
Australia 3.0%
Italy 2.7%
Other 24.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	96.6	96.7
Short-Term Investments and Net Other Assets (Liabilities)	3.4	3.3
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class B (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.9	2.6
Sanofi SA (France, Pharmaceuticals)	1.7	1.0
Australia & New Zealand Banking Group Ltd. (Australia, Commercial Banks)	1.6	1.5
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.5	1.4
Japan Tobacco, Inc. (Japan, Tobacco)	1.4	0.9
Mitsubishi UFJ Financial Group, Inc. (Japan, Commercial Banks)	1.4	0.8
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.3	1.6
Honda Motor Co. Ltd. (Japan, Automobiles)	1.3	0.5
Diageo PLC (United Kingdom, Beverages)	1.2	1.4
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.2	1.4
	14.5
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.3	23.0
Consumer Discretionary	16.5	15.5
Industrials	12.1	13.5
Consumer Staples	11.3	9.7
Health Care	8.9	7.2
Information Technology	7.5	10.4
Materials	5.7	6.4
Telecommunication Services	4.1	4.2
Energy	3.0	5.9
Utilities	1.1	0.9

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value (000s)
Australia - 3.9%
Ansell Ltd.	2,268,950	$ 37,165
Australia & New Zealand Banking Group Ltd.	4,818,449	159,050
Commonwealth Bank of Australia	1,009,530	76,871
McMillan Shakespeare Ltd.	1,201,806	19,013
Ramsay Health Care Ltd.	1,619,364	53,705
Spark Infrastructure Group unit	19,962,099	37,044
TOTAL AUSTRALIA		382,848
Bailiwick of Jersey - 1.8%
Experian PLC	6,115,400	107,533
Wolseley PLC	1,508,304	74,575
TOTAL BAILIWICK OF JERSEY		182,108
Belgium - 1.8%
Anheuser-Busch InBev SA NV	1,183,927	113,741
KBC Groupe SA	1,651,343	64,807
TOTAL BELGIUM		178,548
Bermuda - 0.8%
Cheung Kong Infrastructure Holdings Ltd.	5,048,000	36,623
Hongkong Land Holdings Ltd.	6,181,000	44,874
TOTAL BERMUDA		81,497
Brazil - 1.1%
Arezzo Industria e Comercio SA	1,051,500	22,157
Qualicorp SA (a)	4,567,000	44,466
Smiles SA	323,000	3,691
Souza Cruz SA	1,339,600	20,575
Totvs SA	1,077,500	20,260
TOTAL BRAZIL		111,149
British Virgin Islands - 0.2%
Mail.Ru Group Ltd. GDR (Reg. S)	676,800	18,274
Canada - 0.2%
InterOil Corp. (a)(d)	204,400	16,172
Cayman Islands - 0.8%
Cimc Enric Holdings Ltd.	16,316,000	17,661
ENN Energy Holdings Ltd.	5,084,000	29,416
Eurasia Drilling Co. Ltd. GDR (Reg. S)	439,400	17,181
Greatview Aseptic Pack Co. Ltd.	26,392,000	15,780
TOTAL CAYMAN ISLANDS		80,038
Common Stocks - continued
	Shares	Value (000s)
Cyprus - 0.0%
Spdi Secure Property Develop (a)	529,830	$ 514
Denmark - 1.3%
Novo Nordisk A/S Series B	724,689	127,563
Finland - 0.4%
Sampo Oyj (A Shares) (d)	1,010,400	40,319
France - 9.7%
Arkema SA	487,670	45,689
Atos Origin SA	384,842	26,785
BNP Paribas SA	1,231,945	68,644
Bureau Veritas SA	535,700	65,646
Danone SA (d)	776,800	59,345
Edenred SA	1,019,500	33,942
Havas SA	3,787,900	23,152
Iliad SA	351,361	80,329
Lafarge SA (Bearer)	605,900	39,143
LVMH Moet Hennessy - Louis Vuitton SA	645,408	111,771
PPR SA	518,500	114,068
Remy Cointreau SA	291,200	33,905
Sanofi SA	1,514,559	163,747
Schneider Electric SA (d)	997,800	76,084
Technip SA (d)	192,300	20,640
TOTAL FRANCE		962,890
Germany - 6.8%
Aareal Bank AG (a)	1,044,895	25,113
Allianz AG (d)	385,690	56,914
BASF AG (d)	1,265,455	118,191
Bayer AG (d)	747,100	77,944
Bayerische Motoren Werke AG (BMW)	632,487	58,348
Brenntag AG	444,700	75,812
Deutsche Bank AG	455,100	20,950
Fresenius SE & Co. KGaA	161,700	20,277
GEA Group AG	992,880	33,585
GSW Immobilien AG	497,845	19,977
HeidelbergCement Finance AG	860,300	61,940
LEG Immobilien AG	184,948	10,181
MTU Aero Engines Holdings AG (d)	286,300	27,087
SAP AG	875,914	69,830
TOTAL GERMANY		676,149
Common Stocks - continued
	Shares	Value (000s)
Hong Kong - 1.9%
AIA Group Ltd.	20,789,200	$ 92,290
Techtronic Industries Co. Ltd.	39,683,000	94,808
TOTAL HONG KONG		187,098
India - 1.4%
Apollo Hospitals Enterprise Ltd.	442,506	6,876
Housing Development Finance Corp. Ltd. (a)	4,728,996	74,663
Maruti Suzuki India Ltd.	841,329	27,290
Titan Industries Ltd. (a)	6,456,377	32,555
TOTAL INDIA		141,384
Indonesia - 0.7%
PT Bank Rakyat Indonesia Tbk	28,901,000	27,942
PT Media Nusantara Citra Tbk	42,573,500	13,684
PT Sarana Menara Nusantara Tbk (a)	5,621,000	14,945
PT Tower Bersama Infrastructure Tbk (a)	25,354,500	14,734
TOTAL INDONESIA		71,305
Ireland - 2.3%
Accenture PLC Class A	854,400	69,582
James Hardie Industries PLC CDI	6,070,470	63,814
Kerry Group PLC Class A	856,700	50,669
Paddy Power PLC (Ireland)	503,500	42,404
TOTAL IRELAND		226,469
Italy - 1.4%
De Longhi SpA	2,229,200	33,790
ENI SpA	2,149,400	51,298
Moleskine SpA	4,183,000	10,059
Prada SpA	2,158,700	19,459
Tod's SpA	174,951	25,390
TOTAL ITALY		139,996
Japan - 18.4%
ABC-MART, Inc.	1,177,300	44,102
AEON Financial Service Co. Ltd.	633,400	18,990
Aozora Bank Ltd.	11,107,000	34,799
Cosmos Pharmaceutical Corp.	337,200	37,604
Credit Saison Co. Ltd.	287,500	8,410
Daito Trust Construction Co. Ltd.	212,800	20,633
Don Quijote Co. Ltd.	1,818,400	99,085
Fast Retailing Co. Ltd.	159,900	58,638
Hitachi Ltd.	8,642,000	55,230
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Honda Motor Co. Ltd.	3,184,300	$ 127,061
Japan Tobacco, Inc.	3,809,400	144,000
JSR Corp.	2,283,400	52,564
KDDI Corp.	848,900	40,821
Keyence Corp.	304,060	96,492
Miraca Holdings, Inc.	581,200	28,983
Mitsubishi Estate Co. Ltd.	2,493,000	81,200
Mitsubishi UFJ Financial Group, Inc.	19,951,900	135,371
Nomura Holdings, Inc.	5,322,500	43,499
ORIX Corp.	6,938,800	106,471
Park24 Co. Ltd.	1,342,800	27,095
Rakuten, Inc.	6,527,100	69,620
Santen Pharmaceutical Co. Ltd.	680,100	34,138
Seven & i Holdings Co. Ltd.	1,063,000	40,890
Seven Bank Ltd.	8,440,900	29,973
Shinsei Bank Ltd.	29,466,000	82,702
Ship Healthcare Holdings, Inc.	809,200	31,147
SMC Corp.	193,800	38,852
Softbank Corp.	1,177,600	58,402
Suzuki Motor Corp.	1,744,400	44,824
Toyota Motor Corp.	1,185,500	68,804
Unicharm Corp.	622,700	40,265
USS Co. Ltd.	196,050	25,150
TOTAL JAPAN		1,825,815
Korea (South) - 1.8%
Hyundai Motor Co.	161,479	29,244
LG Household & Health Care Ltd.	56,182	31,569
NHN Corp.	64,289	17,274
Orion Corp.	14,973	15,835
Samsung Electronics Co. Ltd.	64,872	89,510
TOTAL KOREA (SOUTH)		183,432
Luxembourg - 0.7%
Brait SA	6,003,514	24,527
Samsonite International SA	19,230,300	47,331
TOTAL LUXEMBOURG		71,858
Mexico - 0.9%
Alsea S.A.B. de CV	11,599,566	35,461
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	476,000	53,974
TOTAL MEXICO		89,435
Common Stocks - continued
	Shares	Value (000s)
Netherlands - 2.5%
AEGON NV	5,028,800	$ 33,591
ASML Holding NV	772,233	57,431
Koninklijke Philips Electronics NV	2,177,200	60,261
LyondellBasell Industries NV Class A	474,800	28,820
Randstad Holding NV	717,740	29,883
Yandex NV (a)	1,582,600	40,736
TOTAL NETHERLANDS		250,722
New Zealand - 0.2%
Ryman Healthcare Group Ltd.	3,502,805	18,315
Norway - 1.0%
DnB ASA (d)	6,068,755	99,190
Philippines - 0.3%
Alliance Global Group, Inc.	55,314,400	31,839
Poland - 0.7%
Eurocash SA	3,593,990	64,718
Puerto Rico - 0.0%
EVERTEC, Inc.	250,200	5,017
Russia - 0.6%
Mobile TeleSystems OJSC sponsored ADR	2,888,700	59,796
Singapore - 0.4%
Global Logistic Properties Ltd.	16,214,205	36,333
South Africa - 0.2%
Clicks Group Ltd.	3,639,524	23,200
Spain - 2.1%
Amadeus IT Holding SA Class A	1,011,100	29,847
Banco Bilbao Vizcaya Argentaria SA	7,468,557	72,703
Banco Bilbao Vizcaya Argentaria SA	133,367	1,294
Grifols SA ADR	1,208,550	37,743
Inditex SA	481,679	64,735
TOTAL SPAIN		206,322
Sweden - 2.7%
ASSA ABLOY AB (B Shares) (d)	1,314,800	52,360
Intrum Justitia AB	1,835,800	37,815
Nordea Bank AB (d)	4,436,000	53,148
Svenska Cellulosa AB (SCA) (B Shares)	1,505,400	39,092
Svenska Handelsbanken AB (A Shares)	1,879,500	85,376
TOTAL SWEDEN		267,791
Common Stocks - continued
	Shares	Value (000s)
Switzerland - 6.3%
Dufry AG (a)	153,460	$ 20,449
Lonza Group AG	448,004	31,198
Partners Group Holding AG	230,056	59,011
Roche Holding AG (participation certificate)	394,417	98,583
Schindler Holding AG (participation certificate)	554,147	83,080
SGS SA (Reg.)	12,520	30,256
Swatch Group AG (Bearer)	36,702	21,019
Syngenta AG (Switzerland)	179,374	76,686
UBS AG	5,975,605	106,595
Zurich Insurance Group AG	346,539	96,754
TOTAL SWITZERLAND		623,631
Taiwan - 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	11,289,000	41,930
Turkey - 0.2%
Boyner Buyuk Magazacilik A/S (a)(e)	4,683,100	17,868
United Kingdom - 16.1%
Aberdeen Asset Management PLC	5,975,132	41,646
Barclays PLC	18,045,567	80,528
Bellway PLC	467,900	9,776
BHP Billiton PLC	2,080,582	58,533
British American Tobacco PLC (United Kingdom)	2,631,600	145,883
British Land Co. PLC	5,830,068	53,839
Diageo PLC	4,065,857	124,162
Hikma Pharmaceuticals PLC	1,964,745	29,817
HSBC Holdings PLC (United Kingdom)	10,856,757	118,903
Intertek Group PLC	893,600	45,917
Jazztel PLC (a)	2,138,064	16,078
Legal & General Group PLC	17,868,994	47,048
London Stock Exchange Group PLC	1,497,400	31,191
Meggitt PLC	6,792,200	49,440
Next PLC	781,744	52,932
Ocado Group PLC (a)(d)	13,781,697	36,393
Persimmon PLC	2,082,200	34,931
Rolls-Royce Group PLC	4,197,715	73,682
Rolls-Royce Group PLC (C Shares) (a)	319,026,340	496
Rotork PLC	717,800	32,435
Royal Dutch Shell PLC Class B (United Kingdom)	5,421,192	190,162
SABMiller PLC	1,478,600	79,664
Standard Chartered PLC (United Kingdom)	2,048,441	51,452
Taylor Wimpey PLC	11,972,500	17,296
The Restaurant Group PLC	1,367,700	10,238
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
The Weir Group PLC	747,600	$ 25,595
Ultra Electronics Holdings PLC	614,667	15,754
Vodafone Group PLC	40,071,243	122,269
TOTAL UNITED KINGDOM		1,596,060
United States of America - 1.8%
Actavis, Inc. (a)	308,100	32,575
Beam, Inc.	387,400	25,069
Cognizant Technology Solutions Corp. Class A (a)	147,931	9,586
Marin Software, Inc.	29,215	429
MasterCard, Inc. Class A	160,100	88,524
Regal-Beloit Corp.	280,400	22,045
TOTAL UNITED STATES OF AMERICA		178,228
TOTAL COMMON STOCKS (Cost $7,567,550)		9,315,821
Nonconvertible Preferred Stocks - 0.7%

Germany - 0.7%
Volkswagen AG (d)	355,000	71,951
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	499,528,085	776
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $63,484)		72,727
Government Obligations - 0.1%
Principal Amount (000s)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.06% 7/5/13 (f) (Cost $6,309)	$ 6,310	6,310
Money Market Funds - 9.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	494,146,655	$ 494,147
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	409,745,834	409,746
TOTAL MONEY MARKET FUNDS (Cost $903,893)		903,893
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $8,541,236)		10,298,751
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(364,724)
NET ASSETS - 100%		$ 9,934,027
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2,993 CME NIKKEI 225 Index Contracts (Japan)	June 2013	$ 208,163	$ 31,953

The face value of futures purchased as a percentage of net assets is 2.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,310,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 195
Fidelity Securities Lending Cash Central Fund	2,225
Total	$ 2,420
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Boyner Buyuk Magazacilik A/S	$ 10,764	$ -	$ -	$ -	$ 17,868
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,629,475	$ 1,064,901	$ 564,574	$ -
Consumer Staples	1,144,160	497,615	646,545	-
Energy	295,453	53,993	241,460	-
Financials	2,438,286	1,442,968	995,318	-
Health Care	874,242	488,664	385,578	-
Industrials	1,198,578	1,072,370	126,208	-
Information Technology	736,737	473,255	263,482	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Materials	$ 561,160	$ 373,377	$ 187,783	$ -
Telecommunication Services	407,374	185,882	221,492	-
Utilities	103,083	103,083	-	-
Government Obligations	6,310	-	6,310	-
Money Market Funds	903,893	903,893	-	-
Total Investments in Securities:	$ 10,298,751	$ 6,660,001	$ 3,638,750	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 31,953	$ 31,953	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period endedApril 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 1,009,254
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 31,953	$ -
Total Value of Derivatives	$ 31,953	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $393,600) - See accompanying schedule: Unaffiliated issuers (cost $7,625,581)	$ 9,376,990
Fidelity Central Funds (cost $903,893)	903,893
Other affiliated issuers (cost $11,762)	17,868
Total Investments (cost $8,541,236)		$ 10,298,751
Cash		329
Foreign currency held at value (cost $10,126)		10,147
Receivable for investments sold		334
Receivable for fund shares sold		49,480
Dividends receivable		33,886
Distributions receivable from Fidelity Central Funds		1,065
Receivable for daily variation margin onfutures contracts		224
Prepaid expenses		6
Receivable from investment adviser for expense reductions		11
Other receivables		4,861
Total assets		10,399,094

Liabilities
Payable for investments purchased	$ 34,705
Payable for fund shares redeemed	12,422
Accrued management fee	6,015
Distribution and service plan fees payable	119
Other affiliated payables	1,514
Other payables and accrued expenses	546
Collateral on securities loaned, at value	409,746
Total liabilities		465,067

Net Assets		$ 9,934,027
Net Assets consist of:
Paid in capital		$ 9,441,457
Undistributed net investment income		44,945
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,340,996)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,788,621
Net Assets		$ 9,934,027

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($329,394 ÷ 9,085.39 shares)	$ 36.26

Maximum offering price per share (100/94.25 of $36.26)	$ 38.47
Class T: Net Asset Value and redemption price per share ($50,116 ÷ 1,389.92 shares)	$ 36.06

Maximum offering price per share (100/96.50 of $36.06)	$ 37.37
Class B: Net Asset Value and offering price per share ($6,982 ÷ 193.85 shares)A	$ 36.02

Class C: Net Asset Value and offering price per share ($33,178 ÷ 921.49 shares)A	$ 36.00

International Discovery: Net Asset Value, offering price and redemption price per share ($6,866,236 ÷ 188,125.37 shares)	$ 36.50

Class K: Net Asset Value, offering price and redemption price per share ($2,281,722 ÷ 62,659.33 shares)	$ 36.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($366,399 ÷ 10,055.27 shares)	$ 36.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 113,309
Interest		1
Income from Fidelity Central Funds		2,420
Income before foreign taxes withheld		115,730
Less foreign taxes withheld		(7,528)
Total income		108,202

Expenses
Management fee Basic fee	$ 31,792
Performance adjustment	2,919
Transfer agent fees	8,006
Distribution and service plan fees	695
Accounting and security lending fees	871
Custodian fees and expenses	625
Independent trustees' compensation	28
Registration fees	145
Audit	63
Legal	17
Miscellaneous	34
Total expenses before reductions	45,195
Expense reductions	(1,462)	43,733
Net investment income (loss)		64,469
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	320,566
Foreign currency transactions	(435)
Futures contracts	21,508
Total net realized gain (loss)		341,639
Change in net unrealized appreciation (depreciation) on: Investment securities	944,250
Assets and liabilities in foreign currencies	253
Futures contracts	31,953
Total change in net unrealized appreciation (depreciation)		976,456
Net gain (loss)		1,318,095
Net increase (decrease) in net assets resulting from operations		$ 1,382,564

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 64,469	$ 143,212
Net realized gain (loss)	341,639	(207,579)
Change in net unrealized appreciation (depreciation)	976,456	762,141
Net increase (decrease) in net assets resulting from operations	1,382,564	697,774
Distributions to shareholders from net investment income	(146,031)	(118,968)
Distributions to shareholders from net realized gain	(8,413)	-
Total distributions	(154,444)	(118,968)
Share transactions - net increase (decrease)	289,303	(915,362)
Redemption fees	65	128
Total increase (decrease) in net assets	1,517,488	(336,428)

Net Assets
Beginning of period	8,416,539	8,752,967
End of period (including undistributed net investment income of $44,945 and undistributed net investment income of $126,507, respectively)	$ 9,934,027	$ 8,416,539

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 31.66	$ 29.43	$ 32.07	$ 28.57	$ 23.68	$ 47.34
Income from Investment Operations
Net investment income (loss) E	.18	.41	.42	.31	.31	.46
Net realized and unrealized gain (loss)	4.90	2.11	(2.52)	3.51	4.84	(22.08)
Total from investment operations	5.08	2.52	(2.10)	3.82	5.15	(21.62)
Distributions from net investment income	(.45)	(.29)	(.38)	(.28)	(.26)	(.37)
Distributions from net realized gain	(.03)	-	(.16)	(.04)	-	(1.67)
Total distributions	(.48)	(.29)	(.54)	(.32)	(.26)	(2.04)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 36.26	$ 31.66	$ 29.43	$ 32.07	$ 28.57	$ 23.68
Total Return B, C, D	16.23%	8.70%	(6.71)%	13.43%	22.14%	(47.65)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.36% A	1.34%	1.30%	1.33%	1.37%	1.32%
Expenses net of fee waivers, if any	1.36% A	1.34%	1.29%	1.33%	1.37%	1.32%
Expenses net of all reductions	1.33% A	1.31%	1.25%	1.28%	1.32%	1.29%
Net investment income (loss)	1.07% A	1.41%	1.31%	1.06%	1.28%	1.27%
Supplemental Data
Net assets, end of period (in millions)	$ 329	$ 299	$ 320	$ 392	$ 414	$ 380
Portfolio turnover rate G	62% A	68%	75%	82%	98%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 31.42	$ 29.18	$ 31.81	$ 28.35	$ 23.49	$ 47.06
Income from Investment Operations
Net investment income (loss) E	.14	.34	.34	.23	.24	.33
Net realized and unrealized gain (loss)	4.87	2.09	(2.51)	3.48	4.81	(21.94)
Total from investment operations	5.01	2.43	(2.17)	3.71	5.05	(21.61)
Distributions from net investment income	(.34)	(.19)	(.30)	(.21)	(.19)	(.29)
Distributions from net realized gain	(.03)	-	(.16)	(.04)	-	(1.67)
Total distributions	(.37)	(.19)	(.46)	(.25)	(.19)	(1.96)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 36.06	$ 31.42	$ 29.18	$ 31.81	$ 28.35	$ 23.49
Total Return B, C, D	16.10%	8.41%	(6.96)%	13.14%	21.79%	(47.84)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.61% A	1.59%	1.56%	1.60%	1.65%	1.68%
Expenses net of fee waivers, if any	1.61% A	1.59%	1.55%	1.60%	1.65%	1.68%
Expenses net of all reductions	1.58% A	1.56%	1.51%	1.56%	1.60%	1.64%
Net investment income (loss)	.82% A	1.16%	1.05%	.79%	1.00%	.91%
Supplemental Data
Net assets, end of period (in millions)	$ 50	$ 46	$ 61	$ 92	$ 83	$ 64
Portfolio turnover rate G	62% A	68%	75%	82%	98%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 31.28	$ 29.02	$ 31.60	$ 28.18	$ 23.25	$ 46.70
Income from Investment Operations
Net investment income (loss) E	.05	.19	.17	.08	.12	.15
Net realized and unrealized gain (loss)	4.87	2.09	(2.48)	3.44	4.81	(21.77)
Total from investment operations	4.92	2.28	(2.31)	3.52	4.93	(21.62)
Distributions from net investment income	(.15)	(.02)	(.12)	(.06)	-	(.16)
Distributions from net realized gain	(.03)	-	(.16)	(.04)	-	(1.67)
Total distributions	(.18)	(.02)	(.27) J	(.10)	-	(1.83)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 36.02	$ 31.28	$ 29.02	$ 31.60	$ 28.18	$ 23.25
Total Return B, C, D	15.80%	7.85%	(7.39)%	12.52%	21.20%	(48.11)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.11% A	2.09%	2.06%	2.12%	2.16%	2.19%
Expenses net of fee waivers, if any	2.11% A	2.09%	2.06%	2.12%	2.16%	2.19%
Expenses net of all reductions	2.08% A	2.06%	2.02%	2.08%	2.11%	2.15%
Net investment income (loss)	.32% A	.66%	.54%	.27%	.49%	.40%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 8	$ 10	$ 14	$ 16	$ 15
Portfolio turnover rate G	62% A	68%	75%	82%	98%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.27 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 31.32	$ 29.08	$ 31.68	$ 28.23	$ 23.31	$ 46.82
Income from Investment Operations
Net investment income (loss) E	.05	.19	.18	.09	.12	.15
Net realized and unrealized gain (loss)	4.86	2.09	(2.49)	3.45	4.82	(21.82)
Total from investment operations	4.91	2.28	(2.31)	3.54	4.94	(21.67)
Distributions from net investment income	(.20)	(.04)	(.14)	(.05)	(.02)	(.17)
Distributions from net realized gain	(.03)	-	(.16)	(.04)	-	(1.67)
Total distributions	(.23)	(.04)	(.29) J	(.09)	(.02)	(1.84)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 36.00	$ 31.32	$ 29.08	$ 31.68	$ 28.23	$ 23.31
Total Return B, C, D	15.78%	7.86%	(7.37)%	12.54%	21.22%	(48.10)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.11% A	2.09%	2.05%	2.09%	2.14%	2.17%
Expenses net of fee waivers, if any	2.11% A	2.09%	2.04%	2.09%	2.14%	2.17%
Expenses net of all reductions	2.07% A	2.06%	2.00%	2.05%	2.09%	2.13%
Net investment income (loss)	.32% A	.66%	.56%	.30%	.51%	.42%
Supplemental Data
Net assets, end of period (in millions)	$ 33	$ 30	$ 33	$ 44	$ 43	$ 36
Portfolio turnover rate G	62% A	68%	75%	82%	98%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Discovery

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 31.91	$ 29.69	$ 32.34	$ 28.79	$ 23.88	$ 47.68
Income from Investment Operations
Net investment income (loss) D	.24	.51	.53	.40	.37	.57
Net realized and unrealized gain (loss)	4.93	2.12	(2.54)	3.54	4.88	(22.29)
Total from investment operations	5.17	2.63	(2.01)	3.94	5.25	(21.72)
Distributions from net investment income	(.55)	(.41)	(.48)	(.35)	(.34)	(.41)
Distributions from net realized gain	(.03)	-	(.16)	(.04)	-	(1.67)
Total distributions	(.58)	(.41)	(.64)	(.39)	(.34)	(2.08)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 36.50	$ 31.91	$ 29.69	$ 32.34	$ 28.79	$ 23.88
Total Return B, C	16.44%	9.03%	(6.39)%	13.76%	22.47%	(47.55)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.02% A	1.01%	.97%	1.05%	1.12%	1.09%
Expenses net of fee waivers, if any	1.02% A	1.01%	.96%	1.05%	1.12%	1.09%
Expenses net of all reductions	.99% A	.98%	.92%	1.00%	1.07%	1.05%
Net investment income (loss)	1.41% A	1.73%	1.64%	1.35%	1.53%	1.51%
Supplemental Data
Net assets, end of period (in millions)	$ 6,866	$ 5,965	$ 6,806	$ 8,133	$ 8,114	$ 6,999
Portfolio turnover rate F	62% A	68%	75%	82%	98%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 31.87	$ 29.66	$ 32.32	$ 28.78	$ 23.90	$ 40.32
Income from Investment Operations
Net investment income (loss) D	.26	.57	.58	.46	.44	.10
Net realized and unrealized gain (loss)	4.92	2.11	(2.54)	3.53	4.86	(16.52)
Total from investment operations	5.18	2.68	(1.96)	3.99	5.30	(16.42)
Distributions from net investment income	(.61)	(.47)	(.55)	(.41)	(.42)	-
Distributions from net realized gain	(.03)	-	(.16)	(.04)	-	-
Total distributions	(.64)	(.47)	(.70) J	(.45)	(.42)	-
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 36.41	$ 31.87	$ 29.66	$ 32.32	$ 28.78	$ 23.90
Total Return B, C	16.51%	9.24%	(6.24)%	13.96%	22.80%	(40.72)%
Ratios to Average Net Assets E, H
Expenses before reductions	.86% A	.83%	.80%	.84%	.88%	.93% A
Expenses net of fee waivers, if any	.86% A	.83%	.79%	.84%	.88%	.93% A
Expenses net of all reductions	.83% A	.80%	.75%	.79%	.83%	.89% A
Net investment income (loss)	1.57% A	1.91%	1.81%	1.55%	1.77%	.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,282	$ 1,776	$ 1,245	$ 1,078	$ 674	$ 145
Portfolio turnover rate F	62% A	68%	75%	82%	98%	79% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.70 per share is comprised of distributions from net investment income of $.548 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 31.87	$ 29.65	$ 32.31	$ 28.77	$ 23.91	$ 47.73
Income from Investment Operations
Net investment income (loss) D	.24	.52	.54	.41	.39	.53
Net realized and unrealized gain (loss)	4.92	2.11	(2.55)	3.55	4.86	(22.24)
Total from investment operations	5.16	2.63	(2.01)	3.96	5.25	(21.71)
Distributions from net investment income	(.56)	(.41)	(.50)	(.38)	(.39)	(.44)
Distributions from net realized gain	(.03)	-	(.16)	(.04)	-	(1.67)
Total distributions	(.59)	(.41)	(.65) I	(.42)	(.39)	(2.11)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 36.44	$ 31.87	$ 29.65	$ 32.31	$ 28.77	$ 23.91
Total Return B, C	16.42%	9.07%	(6.39)%	13.84%	22.52%	(47.51)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.01% A	1.00%	.95%	.99%	1.05%	1.05%
Expenses net of fee waivers, if any	1.01% A	1.00%	.94%	.99%	1.05%	1.05%
Expenses net of all reductions	.98% A	.97%	.90%	.95%	1.00%	1.01%
Net investment income (loss)	1.42% A	1.75%	1.66%	1.40%	1.60%	1.54%
Supplemental Data
Net assets, end of period (in millions)	$ 366	$ 294	$ 278	$ 319	$ 267	$ 159
Portfolio turnover rate F	62% A	68%	75%	82%	98%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.65 per share is comprised of distributions from net investment income of $.497 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Discovery, Class K and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,906,972
Gross unrealized depreciation	(212,783)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,694,189

Tax cost	$ 8,604,562

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (1,350,018)
No expiration
Short-term	(204,131)
Total capital loss carryforward	$ (1,554,149)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $21,508 and a change in net unrealized appreciation (depreciation) of $31,953 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,707,651 and $2,719,135, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45%

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Discovery as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 386	$ 7
Class T	.25%	.25%	119	1
Class B	.75%	.25%	36	27
Class C	.75%	.25%	154	11
			$ 695	$ 46

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 27
Class T	3
Class B*	5
Class C*	1
$ 36

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 468.30
Class T	71.30
Class B	11.30
Class C	46.30
International Discovery	6,603.21
Class K	489.05
Institutional Class	318.20
	$ 8,006

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions - continued

are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were two hundred and eighty one dollars for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $791. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,225, including $20 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,451 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $11.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 4,138	$ 3,123
Class T	492	388
Class B	34	6
Class C	186	44
International Discovery	101,466	90,633
Class K	34,651	20,917
Institutional Class	5,064	3,857
Total	$ 146,031	$ 118,968
From net realized gain
Class A	$ 297	$ -
Class T	46	-
Class B	7	-
Class C	30	-
International Discovery	5,914	-
Class K	1,827	-
Institutional Class	292	-
Total	$ 8,413	$ -

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	930	1,927	$ 31,293	$ 56,732
Reinvestment of distributions	132	101	4,249	2,828
Shares redeemed	(1,406)	(3,468)	(47,000)	(100,935)
Net increase (decrease)	(344)	(1,440)	$ (11,458)	$ (41,375)
Class T
Shares sold	116	220	$ 3,869	$ 6,409
Reinvestment of distributions	16	13	512	369
Shares redeemed	(202)	(860)	(6,736)	(25,207)
Net increase (decrease)	(70)	(627)	$ (2,355)	$ (18,429)
Class B
Shares sold	2	3	$ 66	$ 87
Reinvestment of distributions	1	-	39	5
Shares redeemed	(50)	(113)	(1,668)	(3,297)
Net increase (decrease)	(47)	(110)	$ (1,563)	$ (3,205)
Class C
Shares sold	69	212	$ 2,345	$ 6,111
Reinvestment of distributions	6	1	193	39
Shares redeemed	(104)	(395)	(3,437)	(11,440)
Net increase (decrease)	(29)	(182)	$ (899)	$ (5,290)
International Discovery
Shares sold	16,972	20,324	$ 576,466	$ 608,478
Reinvestment of distributions	3,176	3,081	102,608	86,858
Shares redeemed	(18,931)	(65,748)	(637,269)	(1,937,202)
Net increase (decrease)	1,217	(42,343)	$ 41,805	$ (1,241,866)
Class K
Shares sold	12,135	26,836	$ 411,415	$ 788,860
Reinvestment of distributions	1,132	744	36,478	20,917
Shares redeemed	(6,327)	(13,817)	(212,700)	(410,022)
Net increase (decrease)	6,940	13,763	$ 235,193	$ 399,755

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Institutional Class
Shares sold	1,718	2,049	$ 58,663	$ 59,460
Reinvestment of distributions	68	53	2,182	1,502
Shares redeemed	(964)	(2,256)	(32,265)	(65,914)
Net increase (decrease)	822	(154)	$ 28,580	$ (4,952)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

AID-USAN-0613
1.806663.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Discovery

Fund - Institutional Class

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Institutional Class is
a class of Fidelity®
International Discovery Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the fund's most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.36%
Actual		$ 1,000.00	$ 1,162.30	$ 7.29
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 6.81
Class T	1.61%
Actual		$ 1,000.00	$ 1,161.00	$ 8.63
HypotheticalA		$ 1,000.00	$ 1,016.81	$ 8.05
Class B	2.11%
Actual		$ 1,000.00	$ 1,158.00	$ 11.29
HypotheticalA		$ 1,000.00	$ 1,014.33	$ 10.54
Class C	2.11%
Actual		$ 1,000.00	$ 1,157.80	$ 11.29
HypotheticalA		$ 1,000.00	$ 1,014.33	$ 10.54
International Discovery	1.02%
Actual		$ 1,000.00	$ 1,164.40	$ 5.47
HypotheticalA		$ 1,000.00	$ 1,019.74	$ 5.11
Class K	.86%
Actual		$ 1,000.00	$ 1,165.10	$ 4.62
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31
Institutional Class	1.01%
Actual		$ 1,000.00	$ 1,164.20	$ 5.42
HypotheticalA		$ 1,000.00	$ 1,019.79	$ 5.06

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
Japan 20.5%
United Kingdom 16.1%
France 9.7%
Germany 7.5%
Switzerland 6.3%
United States of America 5.2%
Australia 3.9%
Sweden 2.7%
Netherlands 2.5%
Other 25.6%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
United Kingdom 21.2%
Japan 16.1%
France 8.5%
Germany 8.3%
United States of America 7.0%
Switzerland 5.3%
Netherlands 3.2%
Australia 3.0%
Italy 2.7%
Other 24.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	96.6	96.7
Short-Term Investments and Net Other Assets (Liabilities)	3.4	3.3
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class B (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.9	2.6
Sanofi SA (France, Pharmaceuticals)	1.7	1.0
Australia & New Zealand Banking Group Ltd. (Australia, Commercial Banks)	1.6	1.5
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.5	1.4
Japan Tobacco, Inc. (Japan, Tobacco)	1.4	0.9
Mitsubishi UFJ Financial Group, Inc. (Japan, Commercial Banks)	1.4	0.8
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.3	1.6
Honda Motor Co. Ltd. (Japan, Automobiles)	1.3	0.5
Diageo PLC (United Kingdom, Beverages)	1.2	1.4
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.2	1.4
	14.5
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.3	23.0
Consumer Discretionary	16.5	15.5
Industrials	12.1	13.5
Consumer Staples	11.3	9.7
Health Care	8.9	7.2
Information Technology	7.5	10.4
Materials	5.7	6.4
Telecommunication Services	4.1	4.2
Energy	3.0	5.9
Utilities	1.1	0.9

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value (000s)
Australia - 3.9%
Ansell Ltd.	2,268,950	$ 37,165
Australia & New Zealand Banking Group Ltd.	4,818,449	159,050
Commonwealth Bank of Australia	1,009,530	76,871
McMillan Shakespeare Ltd.	1,201,806	19,013
Ramsay Health Care Ltd.	1,619,364	53,705
Spark Infrastructure Group unit	19,962,099	37,044
TOTAL AUSTRALIA		382,848
Bailiwick of Jersey - 1.8%
Experian PLC	6,115,400	107,533
Wolseley PLC	1,508,304	74,575
TOTAL BAILIWICK OF JERSEY		182,108
Belgium - 1.8%
Anheuser-Busch InBev SA NV	1,183,927	113,741
KBC Groupe SA	1,651,343	64,807
TOTAL BELGIUM		178,548
Bermuda - 0.8%
Cheung Kong Infrastructure Holdings Ltd.	5,048,000	36,623
Hongkong Land Holdings Ltd.	6,181,000	44,874
TOTAL BERMUDA		81,497
Brazil - 1.1%
Arezzo Industria e Comercio SA	1,051,500	22,157
Qualicorp SA (a)	4,567,000	44,466
Smiles SA	323,000	3,691
Souza Cruz SA	1,339,600	20,575
Totvs SA	1,077,500	20,260
TOTAL BRAZIL		111,149
British Virgin Islands - 0.2%
Mail.Ru Group Ltd. GDR (Reg. S)	676,800	18,274
Canada - 0.2%
InterOil Corp. (a)(d)	204,400	16,172
Cayman Islands - 0.8%
Cimc Enric Holdings Ltd.	16,316,000	17,661
ENN Energy Holdings Ltd.	5,084,000	29,416
Eurasia Drilling Co. Ltd. GDR (Reg. S)	439,400	17,181
Greatview Aseptic Pack Co. Ltd.	26,392,000	15,780
TOTAL CAYMAN ISLANDS		80,038
Common Stocks - continued
	Shares	Value (000s)
Cyprus - 0.0%
Spdi Secure Property Develop (a)	529,830	$ 514
Denmark - 1.3%
Novo Nordisk A/S Series B	724,689	127,563
Finland - 0.4%
Sampo Oyj (A Shares) (d)	1,010,400	40,319
France - 9.7%
Arkema SA	487,670	45,689
Atos Origin SA	384,842	26,785
BNP Paribas SA	1,231,945	68,644
Bureau Veritas SA	535,700	65,646
Danone SA (d)	776,800	59,345
Edenred SA	1,019,500	33,942
Havas SA	3,787,900	23,152
Iliad SA	351,361	80,329
Lafarge SA (Bearer)	605,900	39,143
LVMH Moet Hennessy - Louis Vuitton SA	645,408	111,771
PPR SA	518,500	114,068
Remy Cointreau SA	291,200	33,905
Sanofi SA	1,514,559	163,747
Schneider Electric SA (d)	997,800	76,084
Technip SA (d)	192,300	20,640
TOTAL FRANCE		962,890
Germany - 6.8%
Aareal Bank AG (a)	1,044,895	25,113
Allianz AG (d)	385,690	56,914
BASF AG (d)	1,265,455	118,191
Bayer AG (d)	747,100	77,944
Bayerische Motoren Werke AG (BMW)	632,487	58,348
Brenntag AG	444,700	75,812
Deutsche Bank AG	455,100	20,950
Fresenius SE & Co. KGaA	161,700	20,277
GEA Group AG	992,880	33,585
GSW Immobilien AG	497,845	19,977
HeidelbergCement Finance AG	860,300	61,940
LEG Immobilien AG	184,948	10,181
MTU Aero Engines Holdings AG (d)	286,300	27,087
SAP AG	875,914	69,830
TOTAL GERMANY		676,149
Common Stocks - continued
	Shares	Value (000s)
Hong Kong - 1.9%
AIA Group Ltd.	20,789,200	$ 92,290
Techtronic Industries Co. Ltd.	39,683,000	94,808
TOTAL HONG KONG		187,098
India - 1.4%
Apollo Hospitals Enterprise Ltd.	442,506	6,876
Housing Development Finance Corp. Ltd. (a)	4,728,996	74,663
Maruti Suzuki India Ltd.	841,329	27,290
Titan Industries Ltd. (a)	6,456,377	32,555
TOTAL INDIA		141,384
Indonesia - 0.7%
PT Bank Rakyat Indonesia Tbk	28,901,000	27,942
PT Media Nusantara Citra Tbk	42,573,500	13,684
PT Sarana Menara Nusantara Tbk (a)	5,621,000	14,945
PT Tower Bersama Infrastructure Tbk (a)	25,354,500	14,734
TOTAL INDONESIA		71,305
Ireland - 2.3%
Accenture PLC Class A	854,400	69,582
James Hardie Industries PLC CDI	6,070,470	63,814
Kerry Group PLC Class A	856,700	50,669
Paddy Power PLC (Ireland)	503,500	42,404
TOTAL IRELAND		226,469
Italy - 1.4%
De Longhi SpA	2,229,200	33,790
ENI SpA	2,149,400	51,298
Moleskine SpA	4,183,000	10,059
Prada SpA	2,158,700	19,459
Tod's SpA	174,951	25,390
TOTAL ITALY		139,996
Japan - 18.4%
ABC-MART, Inc.	1,177,300	44,102
AEON Financial Service Co. Ltd.	633,400	18,990
Aozora Bank Ltd.	11,107,000	34,799
Cosmos Pharmaceutical Corp.	337,200	37,604
Credit Saison Co. Ltd.	287,500	8,410
Daito Trust Construction Co. Ltd.	212,800	20,633
Don Quijote Co. Ltd.	1,818,400	99,085
Fast Retailing Co. Ltd.	159,900	58,638
Hitachi Ltd.	8,642,000	55,230
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Honda Motor Co. Ltd.	3,184,300	$ 127,061
Japan Tobacco, Inc.	3,809,400	144,000
JSR Corp.	2,283,400	52,564
KDDI Corp.	848,900	40,821
Keyence Corp.	304,060	96,492
Miraca Holdings, Inc.	581,200	28,983
Mitsubishi Estate Co. Ltd.	2,493,000	81,200
Mitsubishi UFJ Financial Group, Inc.	19,951,900	135,371
Nomura Holdings, Inc.	5,322,500	43,499
ORIX Corp.	6,938,800	106,471
Park24 Co. Ltd.	1,342,800	27,095
Rakuten, Inc.	6,527,100	69,620
Santen Pharmaceutical Co. Ltd.	680,100	34,138
Seven & i Holdings Co. Ltd.	1,063,000	40,890
Seven Bank Ltd.	8,440,900	29,973
Shinsei Bank Ltd.	29,466,000	82,702
Ship Healthcare Holdings, Inc.	809,200	31,147
SMC Corp.	193,800	38,852
Softbank Corp.	1,177,600	58,402
Suzuki Motor Corp.	1,744,400	44,824
Toyota Motor Corp.	1,185,500	68,804
Unicharm Corp.	622,700	40,265
USS Co. Ltd.	196,050	25,150
TOTAL JAPAN		1,825,815
Korea (South) - 1.8%
Hyundai Motor Co.	161,479	29,244
LG Household & Health Care Ltd.	56,182	31,569
NHN Corp.	64,289	17,274
Orion Corp.	14,973	15,835
Samsung Electronics Co. Ltd.	64,872	89,510
TOTAL KOREA (SOUTH)		183,432
Luxembourg - 0.7%
Brait SA	6,003,514	24,527
Samsonite International SA	19,230,300	47,331
TOTAL LUXEMBOURG		71,858
Mexico - 0.9%
Alsea S.A.B. de CV	11,599,566	35,461
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	476,000	53,974
TOTAL MEXICO		89,435
Common Stocks - continued
	Shares	Value (000s)
Netherlands - 2.5%
AEGON NV	5,028,800	$ 33,591
ASML Holding NV	772,233	57,431
Koninklijke Philips Electronics NV	2,177,200	60,261
LyondellBasell Industries NV Class A	474,800	28,820
Randstad Holding NV	717,740	29,883
Yandex NV (a)	1,582,600	40,736
TOTAL NETHERLANDS		250,722
New Zealand - 0.2%
Ryman Healthcare Group Ltd.	3,502,805	18,315
Norway - 1.0%
DnB ASA (d)	6,068,755	99,190
Philippines - 0.3%
Alliance Global Group, Inc.	55,314,400	31,839
Poland - 0.7%
Eurocash SA	3,593,990	64,718
Puerto Rico - 0.0%
EVERTEC, Inc.	250,200	5,017
Russia - 0.6%
Mobile TeleSystems OJSC sponsored ADR	2,888,700	59,796
Singapore - 0.4%
Global Logistic Properties Ltd.	16,214,205	36,333
South Africa - 0.2%
Clicks Group Ltd.	3,639,524	23,200
Spain - 2.1%
Amadeus IT Holding SA Class A	1,011,100	29,847
Banco Bilbao Vizcaya Argentaria SA	7,468,557	72,703
Banco Bilbao Vizcaya Argentaria SA	133,367	1,294
Grifols SA ADR	1,208,550	37,743
Inditex SA	481,679	64,735
TOTAL SPAIN		206,322
Sweden - 2.7%
ASSA ABLOY AB (B Shares) (d)	1,314,800	52,360
Intrum Justitia AB	1,835,800	37,815
Nordea Bank AB (d)	4,436,000	53,148
Svenska Cellulosa AB (SCA) (B Shares)	1,505,400	39,092
Svenska Handelsbanken AB (A Shares)	1,879,500	85,376
TOTAL SWEDEN		267,791
Common Stocks - continued
	Shares	Value (000s)
Switzerland - 6.3%
Dufry AG (a)	153,460	$ 20,449
Lonza Group AG	448,004	31,198
Partners Group Holding AG	230,056	59,011
Roche Holding AG (participation certificate)	394,417	98,583
Schindler Holding AG (participation certificate)	554,147	83,080
SGS SA (Reg.)	12,520	30,256
Swatch Group AG (Bearer)	36,702	21,019
Syngenta AG (Switzerland)	179,374	76,686
UBS AG	5,975,605	106,595
Zurich Insurance Group AG	346,539	96,754
TOTAL SWITZERLAND		623,631
Taiwan - 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	11,289,000	41,930
Turkey - 0.2%
Boyner Buyuk Magazacilik A/S (a)(e)	4,683,100	17,868
United Kingdom - 16.1%
Aberdeen Asset Management PLC	5,975,132	41,646
Barclays PLC	18,045,567	80,528
Bellway PLC	467,900	9,776
BHP Billiton PLC	2,080,582	58,533
British American Tobacco PLC (United Kingdom)	2,631,600	145,883
British Land Co. PLC	5,830,068	53,839
Diageo PLC	4,065,857	124,162
Hikma Pharmaceuticals PLC	1,964,745	29,817
HSBC Holdings PLC (United Kingdom)	10,856,757	118,903
Intertek Group PLC	893,600	45,917
Jazztel PLC (a)	2,138,064	16,078
Legal & General Group PLC	17,868,994	47,048
London Stock Exchange Group PLC	1,497,400	31,191
Meggitt PLC	6,792,200	49,440
Next PLC	781,744	52,932
Ocado Group PLC (a)(d)	13,781,697	36,393
Persimmon PLC	2,082,200	34,931
Rolls-Royce Group PLC	4,197,715	73,682
Rolls-Royce Group PLC (C Shares) (a)	319,026,340	496
Rotork PLC	717,800	32,435
Royal Dutch Shell PLC Class B (United Kingdom)	5,421,192	190,162
SABMiller PLC	1,478,600	79,664
Standard Chartered PLC (United Kingdom)	2,048,441	51,452
Taylor Wimpey PLC	11,972,500	17,296
The Restaurant Group PLC	1,367,700	10,238
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
The Weir Group PLC	747,600	$ 25,595
Ultra Electronics Holdings PLC	614,667	15,754
Vodafone Group PLC	40,071,243	122,269
TOTAL UNITED KINGDOM		1,596,060
United States of America - 1.8%
Actavis, Inc. (a)	308,100	32,575
Beam, Inc.	387,400	25,069
Cognizant Technology Solutions Corp. Class A (a)	147,931	9,586
Marin Software, Inc.	29,215	429
MasterCard, Inc. Class A	160,100	88,524
Regal-Beloit Corp.	280,400	22,045
TOTAL UNITED STATES OF AMERICA		178,228
TOTAL COMMON STOCKS (Cost $7,567,550)		9,315,821
Nonconvertible Preferred Stocks - 0.7%

Germany - 0.7%
Volkswagen AG (d)	355,000	71,951
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	499,528,085	776
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $63,484)		72,727
Government Obligations - 0.1%
Principal Amount (000s)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.06% 7/5/13 (f) (Cost $6,309)	$ 6,310	6,310
Money Market Funds - 9.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	494,146,655	$ 494,147
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	409,745,834	409,746
TOTAL MONEY MARKET FUNDS (Cost $903,893)		903,893
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $8,541,236)		10,298,751
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(364,724)
NET ASSETS - 100%		$ 9,934,027
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2,993 CME NIKKEI 225 Index Contracts (Japan)	June 2013	$ 208,163	$ 31,953

The face value of futures purchased as a percentage of net assets is 2.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,310,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 195
Fidelity Securities Lending Cash Central Fund	2,225
Total	$ 2,420
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Boyner Buyuk Magazacilik A/S	$ 10,764	$ -	$ -	$ -	$ 17,868
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,629,475	$ 1,064,901	$ 564,574	$ -
Consumer Staples	1,144,160	497,615	646,545	-
Energy	295,453	53,993	241,460	-
Financials	2,438,286	1,442,968	995,318	-
Health Care	874,242	488,664	385,578	-
Industrials	1,198,578	1,072,370	126,208	-
Information Technology	736,737	473,255	263,482	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Materials	$ 561,160	$ 373,377	$ 187,783	$ -
Telecommunication Services	407,374	185,882	221,492	-
Utilities	103,083	103,083	-	-
Government Obligations	6,310	-	6,310	-
Money Market Funds	903,893	903,893	-	-
Total Investments in Securities:	$ 10,298,751	$ 6,660,001	$ 3,638,750	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 31,953	$ 31,953	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period endedApril 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 1,009,254
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 31,953	$ -
Total Value of Derivatives	$ 31,953	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $393,600) - See accompanying schedule: Unaffiliated issuers (cost $7,625,581)	$ 9,376,990
Fidelity Central Funds (cost $903,893)	903,893
Other affiliated issuers (cost $11,762)	17,868
Total Investments (cost $8,541,236)		$ 10,298,751
Cash		329
Foreign currency held at value (cost $10,126)		10,147
Receivable for investments sold		334
Receivable for fund shares sold		49,480
Dividends receivable		33,886
Distributions receivable from Fidelity Central Funds		1,065
Receivable for daily variation margin onfutures contracts		224
Prepaid expenses		6
Receivable from investment adviser for expense reductions		11
Other receivables		4,861
Total assets		10,399,094

Liabilities
Payable for investments purchased	$ 34,705
Payable for fund shares redeemed	12,422
Accrued management fee	6,015
Distribution and service plan fees payable	119
Other affiliated payables	1,514
Other payables and accrued expenses	546
Collateral on securities loaned, at value	409,746
Total liabilities		465,067

Net Assets		$ 9,934,027
Net Assets consist of:
Paid in capital		$ 9,441,457
Undistributed net investment income		44,945
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,340,996)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,788,621
Net Assets		$ 9,934,027

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($329,394 ÷ 9,085.39 shares)	$ 36.26

Maximum offering price per share (100/94.25 of $36.26)	$ 38.47
Class T: Net Asset Value and redemption price per share ($50,116 ÷ 1,389.92 shares)	$ 36.06

Maximum offering price per share (100/96.50 of $36.06)	$ 37.37
Class B: Net Asset Value and offering price per share ($6,982 ÷ 193.85 shares)A	$ 36.02

Class C: Net Asset Value and offering price per share ($33,178 ÷ 921.49 shares)A	$ 36.00

International Discovery: Net Asset Value, offering price and redemption price per share ($6,866,236 ÷ 188,125.37 shares)	$ 36.50

Class K: Net Asset Value, offering price and redemption price per share ($2,281,722 ÷ 62,659.33 shares)	$ 36.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($366,399 ÷ 10,055.27 shares)	$ 36.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 113,309
Interest		1
Income from Fidelity Central Funds		2,420
Income before foreign taxes withheld		115,730
Less foreign taxes withheld		(7,528)
Total income		108,202

Expenses
Management fee Basic fee	$ 31,792
Performance adjustment	2,919
Transfer agent fees	8,006
Distribution and service plan fees	695
Accounting and security lending fees	871
Custodian fees and expenses	625
Independent trustees' compensation	28
Registration fees	145
Audit	63
Legal	17
Miscellaneous	34
Total expenses before reductions	45,195
Expense reductions	(1,462)	43,733
Net investment income (loss)		64,469
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	320,566
Foreign currency transactions	(435)
Futures contracts	21,508
Total net realized gain (loss)		341,639
Change in net unrealized appreciation (depreciation) on: Investment securities	944,250
Assets and liabilities in foreign currencies	253
Futures contracts	31,953
Total change in net unrealized appreciation (depreciation)		976,456
Net gain (loss)		1,318,095
Net increase (decrease) in net assets resulting from operations		$ 1,382,564

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 64,469	$ 143,212
Net realized gain (loss)	341,639	(207,579)
Change in net unrealized appreciation (depreciation)	976,456	762,141
Net increase (decrease) in net assets resulting from operations	1,382,564	697,774
Distributions to shareholders from net investment income	(146,031)	(118,968)
Distributions to shareholders from net realized gain	(8,413)	-
Total distributions	(154,444)	(118,968)
Share transactions - net increase (decrease)	289,303	(915,362)
Redemption fees	65	128
Total increase (decrease) in net assets	1,517,488	(336,428)

Net Assets
Beginning of period	8,416,539	8,752,967
End of period (including undistributed net investment income of $44,945 and undistributed net investment income of $126,507, respectively)	$ 9,934,027	$ 8,416,539

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 31.66	$ 29.43	$ 32.07	$ 28.57	$ 23.68	$ 47.34
Income from Investment Operations
Net investment income (loss) E	.18	.41	.42	.31	.31	.46
Net realized and unrealized gain (loss)	4.90	2.11	(2.52)	3.51	4.84	(22.08)
Total from investment operations	5.08	2.52	(2.10)	3.82	5.15	(21.62)
Distributions from net investment income	(.45)	(.29)	(.38)	(.28)	(.26)	(.37)
Distributions from net realized gain	(.03)	-	(.16)	(.04)	-	(1.67)
Total distributions	(.48)	(.29)	(.54)	(.32)	(.26)	(2.04)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 36.26	$ 31.66	$ 29.43	$ 32.07	$ 28.57	$ 23.68
Total Return B, C, D	16.23%	8.70%	(6.71)%	13.43%	22.14%	(47.65)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.36% A	1.34%	1.30%	1.33%	1.37%	1.32%
Expenses net of fee waivers, if any	1.36% A	1.34%	1.29%	1.33%	1.37%	1.32%
Expenses net of all reductions	1.33% A	1.31%	1.25%	1.28%	1.32%	1.29%
Net investment income (loss)	1.07% A	1.41%	1.31%	1.06%	1.28%	1.27%
Supplemental Data
Net assets, end of period (in millions)	$ 329	$ 299	$ 320	$ 392	$ 414	$ 380
Portfolio turnover rate G	62% A	68%	75%	82%	98%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 31.42	$ 29.18	$ 31.81	$ 28.35	$ 23.49	$ 47.06
Income from Investment Operations
Net investment income (loss) E	.14	.34	.34	.23	.24	.33
Net realized and unrealized gain (loss)	4.87	2.09	(2.51)	3.48	4.81	(21.94)
Total from investment operations	5.01	2.43	(2.17)	3.71	5.05	(21.61)
Distributions from net investment income	(.34)	(.19)	(.30)	(.21)	(.19)	(.29)
Distributions from net realized gain	(.03)	-	(.16)	(.04)	-	(1.67)
Total distributions	(.37)	(.19)	(.46)	(.25)	(.19)	(1.96)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 36.06	$ 31.42	$ 29.18	$ 31.81	$ 28.35	$ 23.49
Total Return B, C, D	16.10%	8.41%	(6.96)%	13.14%	21.79%	(47.84)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.61% A	1.59%	1.56%	1.60%	1.65%	1.68%
Expenses net of fee waivers, if any	1.61% A	1.59%	1.55%	1.60%	1.65%	1.68%
Expenses net of all reductions	1.58% A	1.56%	1.51%	1.56%	1.60%	1.64%
Net investment income (loss)	.82% A	1.16%	1.05%	.79%	1.00%	.91%
Supplemental Data
Net assets, end of period (in millions)	$ 50	$ 46	$ 61	$ 92	$ 83	$ 64
Portfolio turnover rate G	62% A	68%	75%	82%	98%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 31.28	$ 29.02	$ 31.60	$ 28.18	$ 23.25	$ 46.70
Income from Investment Operations
Net investment income (loss) E	.05	.19	.17	.08	.12	.15
Net realized and unrealized gain (loss)	4.87	2.09	(2.48)	3.44	4.81	(21.77)
Total from investment operations	4.92	2.28	(2.31)	3.52	4.93	(21.62)
Distributions from net investment income	(.15)	(.02)	(.12)	(.06)	-	(.16)
Distributions from net realized gain	(.03)	-	(.16)	(.04)	-	(1.67)
Total distributions	(.18)	(.02)	(.27) J	(.10)	-	(1.83)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 36.02	$ 31.28	$ 29.02	$ 31.60	$ 28.18	$ 23.25
Total Return B, C, D	15.80%	7.85%	(7.39)%	12.52%	21.20%	(48.11)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.11% A	2.09%	2.06%	2.12%	2.16%	2.19%
Expenses net of fee waivers, if any	2.11% A	2.09%	2.06%	2.12%	2.16%	2.19%
Expenses net of all reductions	2.08% A	2.06%	2.02%	2.08%	2.11%	2.15%
Net investment income (loss)	.32% A	.66%	.54%	.27%	.49%	.40%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 8	$ 10	$ 14	$ 16	$ 15
Portfolio turnover rate G	62% A	68%	75%	82%	98%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.27 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 31.32	$ 29.08	$ 31.68	$ 28.23	$ 23.31	$ 46.82
Income from Investment Operations
Net investment income (loss) E	.05	.19	.18	.09	.12	.15
Net realized and unrealized gain (loss)	4.86	2.09	(2.49)	3.45	4.82	(21.82)
Total from investment operations	4.91	2.28	(2.31)	3.54	4.94	(21.67)
Distributions from net investment income	(.20)	(.04)	(.14)	(.05)	(.02)	(.17)
Distributions from net realized gain	(.03)	-	(.16)	(.04)	-	(1.67)
Total distributions	(.23)	(.04)	(.29) J	(.09)	(.02)	(1.84)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 36.00	$ 31.32	$ 29.08	$ 31.68	$ 28.23	$ 23.31
Total Return B, C, D	15.78%	7.86%	(7.37)%	12.54%	21.22%	(48.10)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.11% A	2.09%	2.05%	2.09%	2.14%	2.17%
Expenses net of fee waivers, if any	2.11% A	2.09%	2.04%	2.09%	2.14%	2.17%
Expenses net of all reductions	2.07% A	2.06%	2.00%	2.05%	2.09%	2.13%
Net investment income (loss)	.32% A	.66%	.56%	.30%	.51%	.42%
Supplemental Data
Net assets, end of period (in millions)	$ 33	$ 30	$ 33	$ 44	$ 43	$ 36
Portfolio turnover rate G	62% A	68%	75%	82%	98%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Discovery

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 31.91	$ 29.69	$ 32.34	$ 28.79	$ 23.88	$ 47.68
Income from Investment Operations
Net investment income (loss) D	.24	.51	.53	.40	.37	.57
Net realized and unrealized gain (loss)	4.93	2.12	(2.54)	3.54	4.88	(22.29)
Total from investment operations	5.17	2.63	(2.01)	3.94	5.25	(21.72)
Distributions from net investment income	(.55)	(.41)	(.48)	(.35)	(.34)	(.41)
Distributions from net realized gain	(.03)	-	(.16)	(.04)	-	(1.67)
Total distributions	(.58)	(.41)	(.64)	(.39)	(.34)	(2.08)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 36.50	$ 31.91	$ 29.69	$ 32.34	$ 28.79	$ 23.88
Total Return B, C	16.44%	9.03%	(6.39)%	13.76%	22.47%	(47.55)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.02% A	1.01%	.97%	1.05%	1.12%	1.09%
Expenses net of fee waivers, if any	1.02% A	1.01%	.96%	1.05%	1.12%	1.09%
Expenses net of all reductions	.99% A	.98%	.92%	1.00%	1.07%	1.05%
Net investment income (loss)	1.41% A	1.73%	1.64%	1.35%	1.53%	1.51%
Supplemental Data
Net assets, end of period (in millions)	$ 6,866	$ 5,965	$ 6,806	$ 8,133	$ 8,114	$ 6,999
Portfolio turnover rate F	62% A	68%	75%	82%	98%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 31.87	$ 29.66	$ 32.32	$ 28.78	$ 23.90	$ 40.32
Income from Investment Operations
Net investment income (loss) D	.26	.57	.58	.46	.44	.10
Net realized and unrealized gain (loss)	4.92	2.11	(2.54)	3.53	4.86	(16.52)
Total from investment operations	5.18	2.68	(1.96)	3.99	5.30	(16.42)
Distributions from net investment income	(.61)	(.47)	(.55)	(.41)	(.42)	-
Distributions from net realized gain	(.03)	-	(.16)	(.04)	-	-
Total distributions	(.64)	(.47)	(.70) J	(.45)	(.42)	-
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 36.41	$ 31.87	$ 29.66	$ 32.32	$ 28.78	$ 23.90
Total Return B, C	16.51%	9.24%	(6.24)%	13.96%	22.80%	(40.72)%
Ratios to Average Net Assets E, H
Expenses before reductions	.86% A	.83%	.80%	.84%	.88%	.93% A
Expenses net of fee waivers, if any	.86% A	.83%	.79%	.84%	.88%	.93% A
Expenses net of all reductions	.83% A	.80%	.75%	.79%	.83%	.89% A
Net investment income (loss)	1.57% A	1.91%	1.81%	1.55%	1.77%	.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,282	$ 1,776	$ 1,245	$ 1,078	$ 674	$ 145
Portfolio turnover rate F	62% A	68%	75%	82%	98%	79% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.70 per share is comprised of distributions from net investment income of $.548 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 31.87	$ 29.65	$ 32.31	$ 28.77	$ 23.91	$ 47.73
Income from Investment Operations
Net investment income (loss) D	.24	.52	.54	.41	.39	.53
Net realized and unrealized gain (loss)	4.92	2.11	(2.55)	3.55	4.86	(22.24)
Total from investment operations	5.16	2.63	(2.01)	3.96	5.25	(21.71)
Distributions from net investment income	(.56)	(.41)	(.50)	(.38)	(.39)	(.44)
Distributions from net realized gain	(.03)	-	(.16)	(.04)	-	(1.67)
Total distributions	(.59)	(.41)	(.65) I	(.42)	(.39)	(2.11)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 36.44	$ 31.87	$ 29.65	$ 32.31	$ 28.77	$ 23.91
Total Return B, C	16.42%	9.07%	(6.39)%	13.84%	22.52%	(47.51)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.01% A	1.00%	.95%	.99%	1.05%	1.05%
Expenses net of fee waivers, if any	1.01% A	1.00%	.94%	.99%	1.05%	1.05%
Expenses net of all reductions	.98% A	.97%	.90%	.95%	1.00%	1.01%
Net investment income (loss)	1.42% A	1.75%	1.66%	1.40%	1.60%	1.54%
Supplemental Data
Net assets, end of period (in millions)	$ 366	$ 294	$ 278	$ 319	$ 267	$ 159
Portfolio turnover rate F	62% A	68%	75%	82%	98%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.65 per share is comprised of distributions from net investment income of $.497 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Discovery, Class K and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,906,972
Gross unrealized depreciation	(212,783)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,694,189

Tax cost	$ 8,604,562

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (1,350,018)
No expiration
Short-term	(204,131)
Total capital loss carryforward	$ (1,554,149)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $21,508 and a change in net unrealized appreciation (depreciation) of $31,953 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,707,651 and $2,719,135, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45%

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Discovery as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 386	$ 7
Class T	.25%	.25%	119	1
Class B	.75%	.25%	36	27
Class C	.75%	.25%	154	11
			$ 695	$ 46

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 27
Class T	3
Class B*	5
Class C*	1
$ 36

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 468.30
Class T	71.30
Class B	11.30
Class C	46.30
International Discovery	6,603.21
Class K	489.05
Institutional Class	318.20
	$ 8,006

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions - continued

are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were two hundred and eighty one dollars for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $791. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,225, including $20 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,451 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $11.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 4,138	$ 3,123
Class T	492	388
Class B	34	6
Class C	186	44
International Discovery	101,466	90,633
Class K	34,651	20,917
Institutional Class	5,064	3,857
Total	$ 146,031	$ 118,968
From net realized gain
Class A	$ 297	$ -
Class T	46	-
Class B	7	-
Class C	30	-
International Discovery	5,914	-
Class K	1,827	-
Institutional Class	292	-
Total	$ 8,413	$ -

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	930	1,927	$ 31,293	$ 56,732
Reinvestment of distributions	132	101	4,249	2,828
Shares redeemed	(1,406)	(3,468)	(47,000)	(100,935)
Net increase (decrease)	(344)	(1,440)	$ (11,458)	$ (41,375)
Class T
Shares sold	116	220	$ 3,869	$ 6,409
Reinvestment of distributions	16	13	512	369
Shares redeemed	(202)	(860)	(6,736)	(25,207)
Net increase (decrease)	(70)	(627)	$ (2,355)	$ (18,429)
Class B
Shares sold	2	3	$ 66	$ 87
Reinvestment of distributions	1	-	39	5
Shares redeemed	(50)	(113)	(1,668)	(3,297)
Net increase (decrease)	(47)	(110)	$ (1,563)	$ (3,205)
Class C
Shares sold	69	212	$ 2,345	$ 6,111
Reinvestment of distributions	6	1	193	39
Shares redeemed	(104)	(395)	(3,437)	(11,440)
Net increase (decrease)	(29)	(182)	$ (899)	$ (5,290)
International Discovery
Shares sold	16,972	20,324	$ 576,466	$ 608,478
Reinvestment of distributions	3,176	3,081	102,608	86,858
Shares redeemed	(18,931)	(65,748)	(637,269)	(1,937,202)
Net increase (decrease)	1,217	(42,343)	$ 41,805	$ (1,241,866)
Class K
Shares sold	12,135	26,836	$ 411,415	$ 788,860
Reinvestment of distributions	1,132	744	36,478	20,917
Shares redeemed	(6,327)	(13,817)	(212,700)	(410,022)
Net increase (decrease)	6,940	13,763	$ 235,193	$ 399,755

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Institutional Class
Shares sold	1,718	2,049	$ 58,663	$ 59,460
Reinvestment of distributions	68	53	2,182	1,502
Shares redeemed	(964)	(2,256)	(32,265)	(65,914)
Net increase (decrease)	822	(154)	$ 28,580	$ (4,952)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

AIDI-USAN-0613
1.806664.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Small Cap Opportunities

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Class A, Class T, Class B
and Class C are classes of
Fidelity® International
Small Cap Opportunities Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.65%
Actual		$ 1,000.00	$ 1,169.10	$ 8.87
HypotheticalA		$ 1,000.00	$ 1,016.61	$ 8.25
Class T	1.90%
Actual		$ 1,000.00	$ 1,168.10	$ 10.21
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.49
Class B	2.40%
Actual		$ 1,000.00	$ 1,164.70	$ 12.88
HypotheticalA		$ 1,000.00	$ 1,012.89	$ 11.98
Class C	2.40%
Actual		$ 1,000.00	$ 1,164.90	$ 12.88
HypotheticalA		$ 1,000.00	$ 1,012.89	$ 11.98
International Small Cap Opportunities	1.40%
Actual		$ 1,000.00	$ 1,171.00	$ 7.54
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Institutional Class	1.40%
Actual		$ 1,000.00	$ 1,169.90	$ 7.53
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
Japan 24.9%
United Kingdom 17.9%
United States of America 16.9%
Germany 4.0%
Turkey 3.7%
Netherlands 3.0%
Italy 2.6%
France 2.6%
Sweden 2.4%
Other 22.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
Japan 21.1%
United Kingdom 19.2%
United States of America 16.6%
Germany 4.8%
Canada 3.5%
France 3.0%
Turkey 2.8%
Sweden 2.5%
Brazil 2.5%
Other 24.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	95.6	96.1
Short-Term Investments and Net Other Assets (Liabilities)	4.4	3.9
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
USS Co. Ltd. (Japan, Specialty Retail)	2.1	2.0
PriceSmart, Inc. (United States of America, Food & Staples Retailing)	2.0	2.5
Coca-Cola Icecek A/S (Turkey, Beverages)	1.5	1.4
Nihon M&A Center, Inc. (Japan, Professional Services)	1.4	1.0
Intrum Justitia AB (Sweden, Commercial Services & Supplies)	1.4	1.1
Spirax-Sarco Engineering PLC (United Kingdom, Machinery)	1.4	1.5
Andritz AG (Austria, Machinery)	1.3	1.6
Rotork PLC (United Kingdom, Machinery)	1.3	1.2
Unite Group PLC (United Kingdom, Real Estate Management & Development)	1.2	1.5
Prosegur Compania de Seguridad SA (Reg.) (Spain, Commercial Services & Supplies)	1.2	1.4
	14.8
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	23.7	24.0
Consumer Discretionary	19.3	18.6
Financials	16.7	14.0
Consumer Staples	10.6	12.6
Materials	9.4	9.7
Information Technology	7.2	7.6
Health Care	5.2	5.1
Energy	3.5	4.5

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
Australia - 1.2%
Imdex Ltd.	864,526	$ 882,810
Ramsay Health Care Ltd.	66,365	2,200,931
Sydney Airport unit	637,981	2,288,426
TOTAL AUSTRALIA		5,372,167
Austria - 1.7%
Andritz AG	89,700	5,845,093
Zumtobel AG	146,881	1,644,777
TOTAL AUSTRIA		7,489,870
Bailiwick of Jersey - 1.3%
Informa PLC	621,771	4,616,658
Randgold Resources Ltd. sponsored ADR	12,400	1,014,072
TOTAL BAILIWICK OF JERSEY		5,630,730
Belgium - 1.4%
Gimv NV	61,710	3,175,992
Umicore SA	62,474	2,891,971
TOTAL BELGIUM		6,067,963
Bermuda - 0.6%
GP Investments Ltd. Class A (depositary receipt) (a)	447,300	1,055,232
Lazard Ltd. Class A	45,999	1,559,366
TOTAL BERMUDA		2,614,598
Brazil - 0.8%
Arezzo Industria e Comercio SA	118,100	2,488,615
Iguatemi Empresa de Shopping Centers SA	76,700	916,605
TOTAL BRAZIL		3,405,220
British Virgin Islands - 0.2%
Gem Diamonds Ltd. (a)	527,595	1,071,548
Canada - 2.2%
Agnico Eagle Mines Ltd. (Canada)	22,960	741,138
Baytex Energy Corp. (d)	21,900	865,392
Copper Mountain Mining Corp. (a)	375,200	752,299
Eldorado Gold Corp.	108,100	855,186
Painted Pony Petroleum Ltd. Class A (a)	169,300	1,643,510
Pason Systems, Inc.	160,800	2,753,288
Petrominerales Ltd.	165,279	912,156
TAG Oil Ltd. (a)	260,500	1,422,155
TOTAL CANADA		9,945,124
Common Stocks - continued
	Shares	Value
Cayman Islands - 0.2%
Vantage Drilling Co. (a)	625,331	$ 1,056,809
Denmark - 0.0%
Spar Nord Bank A/S (a)	4,200	27,005
Finland - 1.0%
Nokian Tyres PLC	80,000	3,468,320
Outotec Oyj (d)	70,000	1,021,426
TOTAL FINLAND		4,489,746
France - 2.6%
Laurent-Perrier Group SA	31,463	2,548,265
Remy Cointreau SA	19,273	2,243,985
Saft Groupe SA	73,219	1,802,198
Vetoquinol SA	38,895	1,370,209
Virbac SA	16,500	3,368,100
TOTAL FRANCE		11,332,757
Germany - 4.0%
alstria office REIT-AG	175,500	2,126,347
Bilfinger Berger AG	38,659	3,874,401
CompuGROUP Holding AG	105,647	2,436,198
CTS Eventim AG	135,794	5,244,304
Fielmann AG	39,937	3,853,112
TOTAL GERMANY		17,534,362
Greece - 0.3%
Titan Cement Co. SA (Reg.) (a)	78,596	1,459,449
India - 0.9%
Colgate-Palmolive (India)	45,892	1,257,852
Jyothy Laboratories Ltd.	792,354	2,609,447
TOTAL INDIA		3,867,299
Ireland - 1.7%
FBD Holdings PLC	149,828	2,433,893
James Hardie Industries PLC:
CDI	59,142	621,709
sponsored ADR (d)	83,775	4,393,999
TOTAL IRELAND		7,449,601
Israel - 1.2%
Azrieli Group	79,405	2,294,661
Common Stocks - continued
	Shares	Value
Israel - continued
Ituran Location & Control Ltd.	126,286	$ 2,015,525
Strauss Group Ltd.	61,644	907,035
TOTAL ISRAEL		5,217,221
Italy - 2.6%
Azimut Holding SpA	246,073	4,575,810
Beni Stabili SpA SIIQ	2,845,837	2,005,086
Interpump Group SpA	540,443	4,754,399
TOTAL ITALY		11,335,295
Japan - 24.9%
Air Water, Inc.	82,000	1,327,766
Aozora Bank Ltd.	1,292,000	4,047,966
Asahi Co. Ltd. (d)	116,400	1,958,766
Autobacs Seven Co. Ltd.	218,600	3,683,741
Azbil Corp.	105,400	2,275,909
Cosmos Pharmaceutical Corp.	11,200	1,249,000
Daikokutenbussan Co. Ltd.	141,200	3,882,272
FCC Co. Ltd.	192,500	4,880,127
Fields Corp.	70,200	1,423,676
GCA Savvian Group Corp.	164,700	2,073,369
Glory Ltd.	62,000	1,703,724
Goldcrest Co. Ltd.	157,030	5,165,451
Harmonic Drive Systems, Inc.	58,800	1,208,462
Iwatsuka Confectionary Co. Ltd.	34,500	1,636,825
Kamigumi Co. Ltd.	188,000	1,762,827
Kobayashi Pharmaceutical Co. Ltd.	70,300	3,840,840
Kyoto Kimono Yuzen Co. Ltd.	83,300	912,021
Lasertec Corp.	55,000	1,342,430
Meiko Network Japan Co. Ltd.	109,500	1,518,895
Miraial Co. Ltd.	69,800	1,448,556
Nabtesco Corp.	87,100	1,922,069
Nagaileben Co. Ltd.	146,500	2,507,135
Nihon M&A Center, Inc.	118,800	6,266,686
Nihon Parkerizing Co. Ltd.	203,000	4,134,946
Nippon Seiki Co. Ltd.	193,000	2,547,520
Nippon Thompson Co. Ltd.	435,000	2,171,796
NS Tool Co. Ltd.	17,800	354,271
Obic Co. Ltd.	10,330	2,725,434
OSG Corp.	293,700	4,468,612
Seven Bank Ltd.	1,476,000	5,241,167
SHO-BOND Holdings Co. Ltd.	108,600	4,583,627
Common Stocks - continued
	Shares	Value
Japan - continued
Shoei Co. Ltd.	168,300	$ 1,630,972
Sparx Group Co. Ltd. (a)	6,000	2,015,622
The Nippon Synthetic Chemical Industry Co. Ltd.	355,000	3,400,209
Tocalo Co. Ltd.	76,000	1,112,947
Tsutsumi Jewelry Co. Ltd.	58,700	1,833,004
USS Co. Ltd.	73,980	9,490,491
Workman Co. Ltd.	30,300	995,687
Yamato Kogyo Co. Ltd.	157,200	5,199,318
TOTAL JAPAN		109,944,136
Korea (South) - 0.9%
Coway Co. Ltd.	74,820	3,789,866
Netherlands - 3.0%
Aalberts Industries NV	217,701	4,878,223
ASM International NV (depositary receipt)	84,900	2,842,452
Heijmans NV (Certificaten Van Aandelen)	192,933	1,770,959
QIAGEN NV (a)	84,558	1,681,013
VastNed Retail NV	43,305	1,933,049
TOTAL NETHERLANDS		13,105,696
Philippines - 0.6%
Jollibee Food Corp.	871,460	2,719,675
Portugal - 0.5%
Jeronimo Martins SGPS SA	101,900	2,426,956
South Africa - 2.2%
City Lodge Hotels Ltd.	140,807	2,010,072
Clicks Group Ltd.	697,754	4,447,710
Mr Price Group Ltd.	77,500	1,113,941
Nampak Ltd.	554,900	2,039,405
TOTAL SOUTH AFRICA		9,611,128
Spain - 1.6%
Grifols SA	49,232	1,975,555
Prosegur Compania de Seguridad SA (Reg.)	953,390	5,323,604
TOTAL SPAIN		7,299,159
Sweden - 2.4%
Fagerhult AB	98,687	2,619,045
Intrum Justitia AB (d)	292,334	6,021,646
Swedish Match Co. AB (d)	52,400	1,817,533
TOTAL SWEDEN		10,458,224
Common Stocks - continued
	Shares	Value
Switzerland - 0.4%
Zehnder Group AG	41,524	$ 1,835,488
Turkey - 3.7%
Albaraka Turk Katilim Bankasi A/S	3,170,565	3,430,984
Asya Katilim Bankasi A/S (a)	975,000	1,180,170
Boyner Buyuk Magazacilik A/S (a)	1,290,451	4,923,545
Coca-Cola Icecek A/S	247,362	6,898,954
TOTAL TURKEY		16,433,653
United Kingdom - 17.9%
Babcock International Group PLC	200,700	3,335,804
Bellway PLC	203,072	4,242,693
Berendsen PLC	196,063	2,355,729
Britvic PLC	356,783	2,438,519
Dechra Pharmaceuticals PLC	276,900	3,088,280
Derwent London PLC	56,600	2,030,064
Elementis PLC	874,310	3,578,618
Fenner PLC	238,146	1,300,653
Great Portland Estates PLC	517,289	4,274,784
H&T Group PLC	212,153	886,072
InterContinental Hotel Group PLC ADR	107,126	3,165,573
Johnson Matthey PLC	79,175	2,981,192
Meggitt PLC	678,969	4,942,214
Persimmon PLC	197,563	3,314,352
Rotork PLC	123,900	5,598,663
Serco Group PLC	471,309	4,528,087
Shaftesbury PLC	422,873	3,990,484
Spectris PLC	131,387	4,306,299
Spirax-Sarco Engineering PLC	147,430	6,006,943
Ted Baker PLC	108,000	2,271,495
Ultra Electronics Holdings PLC	143,358	3,674,305
Unite Group PLC	1,009,170	5,452,093
Victrex PLC	59,582	1,485,455
TOTAL UNITED KINGDOM		79,248,371
United States of America - 12.5%
ANSYS, Inc. (a)	15,285	1,235,945
Autoliv, Inc. (d)	47,300	3,614,666
BPZ Energy, Inc. (a)	452,767	968,921
Broadridge Financial Solutions, Inc.	68,705	1,729,992
Cymer, Inc. (a)	18,722	1,961,317
Dril-Quip, Inc. (a)	36,361	3,043,779
Evercore Partners, Inc. Class A	67,000	2,529,250
Common Stocks - continued
	Shares	Value
United States of America - continued
Greenhill & Co., Inc.	41,895	$ 1,935,130
Kansas City Southern	30,404	3,316,164
Kennedy-Wilson Holdings, Inc.	99,079	1,647,684
Martin Marietta Materials, Inc.	28,920	2,920,631
Mohawk Industries, Inc. (a)	37,700	4,180,176
Oceaneering International, Inc.	43,502	3,052,535
PriceSmart, Inc.	98,196	8,762,029
ResMed, Inc. (d)	91,100	4,374,622
Solera Holdings, Inc.	74,156	4,269,902
SS&C Technologies Holdings, Inc. (a)	121,858	3,739,822
Universal Display Corp. (a)(d)	59,868	1,882,250
TOTAL UNITED STATES OF AMERICA		55,164,815
TOTAL COMMON STOCKS (Cost $305,661,991)		417,403,931
Nonconvertible Preferred Stocks - 1.1%

Brazil - 1.1%
Banco ABC Brasil SA	386,689	3,038,236
Banco Pine SA	265,185	1,834,392
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,507,723)		4,872,628
Money Market Funds - 8.3%

Fidelity Cash Central Fund, 0.13% (b)	16,384,842	16,384,842
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	20,048,075	20,048,075
TOTAL MONEY MARKET FUNDS (Cost $36,432,917)		36,432,917
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $346,602,631)		458,709,476
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(17,084,302)
NET ASSETS - 100%		$ 441,625,174
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,591
Fidelity Securities Lending Cash Central Fund	92,624
Total	$ 105,215
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 85,891,963	$ 55,017,063	$ 30,874,900	$ -
Consumer Staples	46,967,222	36,358,285	10,608,937	-
Energy	15,718,545	15,718,545	-	-
Financials	72,875,964	54,332,389	18,543,575	-
Health Care	23,002,043	20,494,908	2,507,135	-
Industrials	104,293,268	78,738,247	25,555,021	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 31,775,833	$ 23,983,504	$ 7,792,329	$ -
Materials	41,751,721	27,689,482	14,062,239	-
Money Market Funds	36,432,917	36,432,917	-	-
Total Investments in Securities:	$ 458,709,476	$ 348,765,340	$ 109,944,136	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 77,479,250
Level 2 to Level 1	$ 0
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $19,482,392) - See accompanying schedule: Unaffiliated issuers (cost $310,169,714)	$ 422,276,559
Fidelity Central Funds (cost $36,432,917)	36,432,917
Total Investments (cost $346,602,631)		$ 458,709,476
Foreign currency held at value (cost $47,387)		47,681
Receivable for investments sold		1,935,376
Receivable for fund shares sold		268,780
Dividends receivable		2,305,205
Distributions receivable from Fidelity Central Funds		66,378
Prepaid expenses		299
Receivable from investment adviser for expense reductions		5,996
Other receivables		21,381
Total assets		463,360,572

Liabilities
Payable for investments purchased	$ 634,622
Payable for fund shares redeemed	511,414
Accrued management fee	364,133
Distribution and service plan fees payable	15,224
Other affiliated payables	104,056
Other payables and accrued expenses	57,874
Collateral on securities loaned, at value	20,048,075
Total liabilities		21,735,398

Net Assets		$ 441,625,174
Net Assets consist of:
Paid in capital		$ 656,955,180
Undistributed net investment income		1,408,877
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(328,844,419)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		112,105,536
Net Assets		$ 441,625,174

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($21,640,024 ÷ 1,729,419 shares)	$ 12.51

Maximum offering price per share (100/94.25 of $12.51)	$ 13.27
Class T: Net Asset Value and redemption price per share ($9,233,385 ÷ 743,600 shares)	$ 12.42

Maximum offering price per share (100/96.50 of $12.42)	$ 12.87
Class B: Net Asset Value and offering price per share ($1,612,556 ÷ 131,995 shares)A	$ 12.22

Class C: Net Asset Value and offering price per share ($7,406,545 ÷ 607,623 shares)A	$ 12.19

International Small Cap Opportunities: Net Asset Value, offering price and redemption price per share ($396,842,717 ÷ 31,445,836 shares)	$ 12.62

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,889,947 ÷ 387,075 shares)	$ 12.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 4,545,453
Income from Fidelity Central Funds		105,215
Income before foreign taxes withheld		4,650,668
Less foreign taxes withheld		(383,099)
Total income		4,267,569

Expenses
Management fee Basic fee	$ 1,709,039
Performance adjustment	393,548
Transfer agent fees	506,513
Distribution and service plan fees	88,951
Accounting and security lending fees	104,079
Custodian fees and expenses	53,345
Independent trustees' compensation	1,245
Registration fees	39,664
Audit	35,521
Legal	803
Miscellaneous	1,560
Total expenses before reductions	2,934,268
Expense reductions	(84,376)	2,849,892
Net investment income (loss)		1,417,677
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,777,300
Foreign currency transactions	(60,226)
Total net realized gain (loss)		20,717,074
Change in net unrealized appreciation (depreciation) on: Investment securities	41,581,476
Assets and liabilities in foreign currencies	17,866
Total change in net unrealized appreciation (depreciation)		41,599,342
Net gain (loss)		62,316,416
Net increase (decrease) in net assets resulting from operations		$ 63,734,093

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,417,677	$ 3,779,313
Net realized gain (loss)	20,717,074	21,361,280
Change in net unrealized appreciation (depreciation)	41,599,342	17,236,425
Net increase (decrease) in net assets resulting from operations	63,734,093	42,377,018
Distributions to shareholders from net investment income	(3,311,096)	(4,886,680)
Distributions to shareholders from net realized gain	(171,255)	(369,319)
Total distributions	(3,482,351)	(5,255,999)
Share transactions - net increase (decrease)	6,899,824	(28,976,326)
Redemption fees	27,988	64,463
Total increase (decrease) in net assets	67,179,554	8,209,156

Net Assets
Beginning of period	374,445,620	366,236,464
End of period (including undistributed net investment income of $1,408,877 and undistributed net investment income of $3,302,296, respectively)	$ 441,625,174	$ 374,445,620

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 9.75	$ 9.82	$ 8.07	$ 6.24	$ 18.97
Income from Investment Operations
Net investment income (loss) E	.03	.08	.15 H	.06	.06	.02
Net realized and unrealized gain (loss)	1.78	1.07	(.07)	1.85	1.77	(10.85)
Total from investment operations	1.81	1.15	.08	1.91	1.83	(10.83)
Distributions from net investment income	(.08)	(.11)	(.11)	(.07)	-	(.03)
Distributions from net realized gain	(.01)	(.01)	(.04)	(.09)	-	(1.88)
Total distributions	(.08) L	(.12)	(.15)	(.16)	-	(1.90) K
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 12.51	$ 10.78	$ 9.75	$ 9.82	$ 8.07	$ 6.24
Total Return B,C,D	16.91%	12.00%	.81%	24.05%	29.33%	(62.98)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.72% A	1.75%	1.34%	1.16%	.94%	1.75%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.33%	1.16%	.94%	1.66%
Expenses net of all reductions	1.63% A	1.64%	1.32%	1.15%	.89%	1.62%
Net investment income (loss)	.50% A	.85%	1.44% H	.74%	1.00%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,640	$ 18,194	$ 18,686	$ 20,228	$ 18,883	$ 17,905
Portfolio turnover rate G	31% A	28%	24%	49%	174%	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .80%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.90 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $1.878 per share. L Total distributions of $.08 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 9.66	$ 9.72	$ 8.00	$ 6.20	$ 18.85
Income from Investment Operations
Net investment income (loss) E	.01	.06	.12 H	.04	.05	(.02)
Net realized and unrealized gain (loss)	1.78	1.06	(.06)	1.83	1.75	(10.78)
Total from investment operations	1.79	1.12	.06	1.87	1.80	(10.80)
Distributions from net investment income	(.05)	(.08)	(.08)	(.06)	-	-
Distributions from net realized gain	(.01)	(.01)	(.04)	(.09)	-	(1.85)
Total distributions	(.06)	(.09)	(.12)	(.15)	-	(1.85) K
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 12.42	$ 10.69	$ 9.66	$ 9.72	$ 8.00	$ 6.20
Total Return B,C,D	16.81%	11.72%	.60%	23.65%	29.03%	(63.08)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.98% A	2.02%	1.60%	1.43%	1.20%	2.00%
Expenses net of fee waivers, if any	1.90% A	1.90%	1.60%	1.43%	1.20%	1.91%
Expenses net of all reductions	1.88% A	1.89%	1.59%	1.41%	1.15%	1.87%
Net investment income (loss)	.25% A	.60%	1.17% H	.48%	.74%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,233	$ 8,169	$ 8,701	$ 11,202	$ 11,915	$ 11,614
Portfolio turnover rate G	31% A	28%	24%	49%	174%	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .54%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.85 per share is comprised of distributions from net realized gain of $1.852 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 9.48	$ 9.54	$ 7.87	$ 6.12	$ 18.64
Income from Investment Operations
Net investment income (loss) E	(.01)	.01	.07 H	- J	.02	(.08)
Net realized and unrealized gain (loss)	1.74	1.05	(.06)	1.79	1.73	(10.68)
Total from investment operations	1.73	1.06	.01	1.79	1.75	(10.76)
Distributions from net investment income	- J	(.03)	(.06)	(.03)	-	-
Distributions from net realized gain	(.01)	(.01)	(.02)	(.09)	-	(1.76)
Total distributions	(.01)	(.04)	(.07) L	(.12)	-	(1.76) K
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 12.22	$ 10.50	$ 9.48	$ 9.54	$ 7.87	$ 6.12
Total Return B,C,D	16.47%	11.21%	.10%	23.03%	28.59%	(63.32)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.47% A	2.50%	2.09%	1.91%	1.69%	2.51%
Expenses net of fee waivers, if any	2.40% A	2.40%	2.09%	1.91%	1.69%	2.41%
Expenses net of all reductions	2.38% A	2.39%	2.07%	1.90%	1.64%	2.38%
Net investment income (loss)	(.25)% A	.10%	.68% H	(.01)%	.25%	(.62)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,613	$ 1,966	$ 2,293	$ 2,902	$ 2,799	$ 2,687
Portfolio turnover rate G	31% A	28%	24%	49%	174%	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.76 per share is comprised of distributions from net realized gain of $1.760 per share. L Total distributions of $.07 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 9.47	$ 9.53	$ 7.86	$ 6.11	$ 18.63
Income from Investment Operations
Net investment income (loss) E	(.01)	.01	.07 H	- J	.02	(.08)
Net realized and unrealized gain (loss)	1.74	1.04	(.06)	1.79	1.73	(10.66)
Total from investment operations	1.73	1.05	.01	1.79	1.75	(10.74)
Distributions from net investment income	(.01)	(.03)	(.06)	(.03)	-	-
Distributions from net realized gain	(.01)	(.01)	(.02)	(.09)	-	(1.78)
Total distributions	(.02)	(.04)	(.07) L	(.12)	-	(1.78) K
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 12.19	$ 10.48	$ 9.47	$ 9.53	$ 7.86	$ 6.11
Total Return B,C,D	16.49%	11.13%	.10%	23.06%	28.64%	(63.32)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.47% A	2.50%	2.09%	1.91%	1.68%	2.51%
Expenses net of fee waivers, if any	2.40% A	2.40%	2.09%	1.91%	1.68%	2.41%
Expenses net of all reductions	2.38% A	2.39%	2.07%	1.90%	1.63%	2.38%
Net investment income (loss)	(.25)% A	.10%	.68% H	(.01)%	.26%	(.62)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,407	$ 6,608	$ 6,900	$ 8,936	$ 8,543	$ 9,497
Portfolio turnover rate G	31% A	28%	24%	49%	174%	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.78 per share is comprised of distributions from net realized gain of $1.775 per share. L Total distributions of $.07 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap Opportunities

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 9.85	$ 9.92	$ 8.14	$ 6.28	$ 19.09
Income from Investment Operations
Net investment income (loss) D	.04	.11	.17 G	.09	.08	.05
Net realized and unrealized gain (loss)	1.81	1.07	(.06)	1.87	1.78	(10.92)
Total from investment operations	1.85	1.18	.11	1.96	1.86	(10.87)
Distributions from net investment income	(.10)	(.14)	(.14)	(.09)	- I	(.06)
Distributions from net realized gain	(.01)	(.01)	(.04)	(.09)	-	(1.88)
Total distributions	(.11)	(.15)	(.18)	(.18)	- I	(1.94) J
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 12.62	$ 10.88	$ 9.85	$ 9.92	$ 8.14	$ 6.28
Total Return B,C	17.10%	12.21%	1.10%	24.43%	29.68%	(62.91)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.42% A	1.47%	1.08%	.91%	.68%	1.44%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.08%	.91%	.68%	1.44%
Expenses net of all reductions	1.38% A	1.39%	1.06%	.89%	.64%	1.40%
Net investment income (loss)	.75% A	1.10%	1.69% G	1.00%	1.25%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 396,843	$ 334,918	$ 328,262	$ 398,331	$ 329,128	$ 312,376
Portfolio turnover rate F	31% A	28%	24%	49%	174%	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.06%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.94 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $1.878 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 9.86	$ 9.93	$ 8.14	$ 6.27	$ 19.09
Income from Investment Operations
Net investment income (loss) D	.04	.11	.18 G	.09	.08	.05
Net realized and unrealized gain (loss)	1.80	1.08	(.06)	1.86	1.79	(10.92)
Total from investment operations	1.84	1.19	.12	1.95	1.87	(10.87)
Distributions from net investment income	(.10)	(.14)	(.15)	(.07)	- I	(.07)
Distributions from net realized gain	(.01)	(.01)	(.04)	(.09)	-	(1.88)
Total distributions	(.11)	(.15)	(.19)	(.16)	- I	(1.95) J
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 12.63	$ 10.90	$ 9.86	$ 9.93	$ 8.14	$ 6.27
Total Return B,C	16.99%	12.32%	1.13%	24.33%	29.87%	(62.95)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.40% A	1.44%	1.03%	.90%	.68%	1.40%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.03%	.90%	.68%	1.40%
Expenses net of all reductions	1.38% A	1.39%	1.02%	.88%	.64%	1.37%
Net investment income (loss)	.75% A	1.10%	1.74% G	1.01%	1.25%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,890	$ 4,591	$ 1,395	$ 2,418	$ 2,022	$ 8,117
Portfolio turnover rate F	31% A	28%	24%	49%	174%	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.11%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.95 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $1.878 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® International Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Small Cap Opportunities and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 122,286,479
Gross unrealized depreciation	(12,541,231)
Net unrealized appreciation (depreciation) on securities and other investments	$ 109,745,248

Tax cost	$ 348,964,228

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (16,734,422)
2017	(330,501,908)
Total capital loss carryforward	$ (347,236,330)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $60,061,548 and $59,845,418, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap Opportunities as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was 1.05% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 24,051	$ 376
Class T	.25%	.25%	21,385	195
Class B	.75%	.25%	9,035	6,796
Class C	.75%	.25%	34,480	2,937
			$ 88,951	$ 10,304

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,188
Class T	907
Class B*	494
Class C*	194
$ 3,783

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 28,912.30
Class T	13,335.31
Class B	2,718.30
Class C	10,375.30
International Small Cap Opportunities	446,048.25
Institutional Class	5,125.23
	$ 506,513

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $257 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $511 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a

Semiannual Report

7. Security Lending - continued

broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $92,624, including $169 from securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from Adviser
Class A	1.65%	$ 6,880
Class T	1.90%	3,531
Class B	2.40%	657
Class C	2.40%	2,489
International Small Cap Opportunities	1.40%	35,183
Institutional Class	1.40%	66
		$ 48,806

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $2,249.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $33,311 for the period. In addition,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $10.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 127,604	$ 208,264
Class T	40,329	69,950
Class B	540	6,357
Class C	6,860	20,258
International Small Cap Opportunities	3,098,688	4,562,121
Institutional Class	37,075	19,730
Total	$ 3,311,096	$ 4,886,680
From net realized gain
Class A	$ 8,286	$ 18,763
Class T	3,734	8,968
Class B	900	2,355
Class C	3,118	7,235
International Small Cap Opportunities	153,400	330,589
Institutional Class	1,817	1,409
Total	$ 171,255	$ 369,319

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	220,136	245,367	$ 2,566,517	$ 2,443,449
Reinvestment of distributions	10,878	21,375	119,442	198,575
Shares redeemed	(188,880)	(495,775)	(2,155,403)	(4,923,741)
Net increase (decrease)	42,134	(229,033)	$ 530,556	$ (2,281,717)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class T
Shares sold	56,741	101,299	$ 646,328	$ 986,575
Reinvestment of distributions	3,872	8,148	42,245	75,201
Shares redeemed	(81,004)	(246,162)	(919,912)	(2,450,796)
Net increase (decrease)	(20,391)	(136,715)	$ (231,339)	$ (1,389,020)
Class B
Shares sold	1,982	3,884	$ 22,056	$ 38,597
Reinvestment of distributions	123	862	1,326	7,845
Shares redeemed	(57,374)	(59,335)	(644,116)	(579,917)
Net increase (decrease)	(55,269)	(54,589)	$ (620,734)	$ (533,475)
Class C
Shares sold	52,663	69,065	$ 591,043	$ 669,794
Reinvestment of distributions	870	2,800	9,335	25,455
Shares redeemed	(76,391)	(170,268)	(853,657)	(1,664,901)
Net increase (decrease)	(22,858)	(98,403)	$ (253,279)	$ (969,652)
International Small Cap Opportunities
Shares sold	4,073,430	5,283,408	$ 47,216,706	$ 53,067,911
Reinvestment of distributions	279,367	495,697	3,092,593	4,634,765
Shares redeemed	(3,676,843)	(8,350,807)	(42,489,659)	(84,356,251)
Net increase (decrease)	675,954	(2,571,702)	$ 7,819,640	$ (26,653,575)
Institutional Class
Shares sold	54,666	348,073	$ 627,527	$ 3,541,043
Reinvestment of distributions	3,187	1,709	35,307	15,997
Shares redeemed	(92,061)	(70,045)	(1,007,854)	(705,927)
Net increase (decrease)	(34,208)	279,737	$ (345,020)	$ 2,851,113

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

AILS-USAN-0613
1.815093.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Small Cap Opportunities

Fund - Institutional Class

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
International Small Cap
Opportunities Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.65%
Actual		$ 1,000.00	$ 1,169.10	$ 8.87
HypotheticalA		$ 1,000.00	$ 1,016.61	$ 8.25
Class T	1.90%
Actual		$ 1,000.00	$ 1,168.10	$ 10.21
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.49
Class B	2.40%
Actual		$ 1,000.00	$ 1,164.70	$ 12.88
HypotheticalA		$ 1,000.00	$ 1,012.89	$ 11.98
Class C	2.40%
Actual		$ 1,000.00	$ 1,164.90	$ 12.88
HypotheticalA		$ 1,000.00	$ 1,012.89	$ 11.98
International Small Cap Opportunities	1.40%
Actual		$ 1,000.00	$ 1,171.00	$ 7.54
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Institutional Class	1.40%
Actual		$ 1,000.00	$ 1,169.90	$ 7.53
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
Japan 24.9%
United Kingdom 17.9%
United States of America 16.9%
Germany 4.0%
Turkey 3.7%
Netherlands 3.0%
Italy 2.6%
France 2.6%
Sweden 2.4%
Other 22.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
Japan 21.1%
United Kingdom 19.2%
United States of America 16.6%
Germany 4.8%
Canada 3.5%
France 3.0%
Turkey 2.8%
Sweden 2.5%
Brazil 2.5%
Other 24.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	95.6	96.1
Short-Term Investments and Net Other Assets (Liabilities)	4.4	3.9
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
USS Co. Ltd. (Japan, Specialty Retail)	2.1	2.0
PriceSmart, Inc. (United States of America, Food & Staples Retailing)	2.0	2.5
Coca-Cola Icecek A/S (Turkey, Beverages)	1.5	1.4
Nihon M&A Center, Inc. (Japan, Professional Services)	1.4	1.0
Intrum Justitia AB (Sweden, Commercial Services & Supplies)	1.4	1.1
Spirax-Sarco Engineering PLC (United Kingdom, Machinery)	1.4	1.5
Andritz AG (Austria, Machinery)	1.3	1.6
Rotork PLC (United Kingdom, Machinery)	1.3	1.2
Unite Group PLC (United Kingdom, Real Estate Management & Development)	1.2	1.5
Prosegur Compania de Seguridad SA (Reg.) (Spain, Commercial Services & Supplies)	1.2	1.4
	14.8
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	23.7	24.0
Consumer Discretionary	19.3	18.6
Financials	16.7	14.0
Consumer Staples	10.6	12.6
Materials	9.4	9.7
Information Technology	7.2	7.6
Health Care	5.2	5.1
Energy	3.5	4.5

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
Australia - 1.2%
Imdex Ltd.	864,526	$ 882,810
Ramsay Health Care Ltd.	66,365	2,200,931
Sydney Airport unit	637,981	2,288,426
TOTAL AUSTRALIA		5,372,167
Austria - 1.7%
Andritz AG	89,700	5,845,093
Zumtobel AG	146,881	1,644,777
TOTAL AUSTRIA		7,489,870
Bailiwick of Jersey - 1.3%
Informa PLC	621,771	4,616,658
Randgold Resources Ltd. sponsored ADR	12,400	1,014,072
TOTAL BAILIWICK OF JERSEY		5,630,730
Belgium - 1.4%
Gimv NV	61,710	3,175,992
Umicore SA	62,474	2,891,971
TOTAL BELGIUM		6,067,963
Bermuda - 0.6%
GP Investments Ltd. Class A (depositary receipt) (a)	447,300	1,055,232
Lazard Ltd. Class A	45,999	1,559,366
TOTAL BERMUDA		2,614,598
Brazil - 0.8%
Arezzo Industria e Comercio SA	118,100	2,488,615
Iguatemi Empresa de Shopping Centers SA	76,700	916,605
TOTAL BRAZIL		3,405,220
British Virgin Islands - 0.2%
Gem Diamonds Ltd. (a)	527,595	1,071,548
Canada - 2.2%
Agnico Eagle Mines Ltd. (Canada)	22,960	741,138
Baytex Energy Corp. (d)	21,900	865,392
Copper Mountain Mining Corp. (a)	375,200	752,299
Eldorado Gold Corp.	108,100	855,186
Painted Pony Petroleum Ltd. Class A (a)	169,300	1,643,510
Pason Systems, Inc.	160,800	2,753,288
Petrominerales Ltd.	165,279	912,156
TAG Oil Ltd. (a)	260,500	1,422,155
TOTAL CANADA		9,945,124
Common Stocks - continued
	Shares	Value
Cayman Islands - 0.2%
Vantage Drilling Co. (a)	625,331	$ 1,056,809
Denmark - 0.0%
Spar Nord Bank A/S (a)	4,200	27,005
Finland - 1.0%
Nokian Tyres PLC	80,000	3,468,320
Outotec Oyj (d)	70,000	1,021,426
TOTAL FINLAND		4,489,746
France - 2.6%
Laurent-Perrier Group SA	31,463	2,548,265
Remy Cointreau SA	19,273	2,243,985
Saft Groupe SA	73,219	1,802,198
Vetoquinol SA	38,895	1,370,209
Virbac SA	16,500	3,368,100
TOTAL FRANCE		11,332,757
Germany - 4.0%
alstria office REIT-AG	175,500	2,126,347
Bilfinger Berger AG	38,659	3,874,401
CompuGROUP Holding AG	105,647	2,436,198
CTS Eventim AG	135,794	5,244,304
Fielmann AG	39,937	3,853,112
TOTAL GERMANY		17,534,362
Greece - 0.3%
Titan Cement Co. SA (Reg.) (a)	78,596	1,459,449
India - 0.9%
Colgate-Palmolive (India)	45,892	1,257,852
Jyothy Laboratories Ltd.	792,354	2,609,447
TOTAL INDIA		3,867,299
Ireland - 1.7%
FBD Holdings PLC	149,828	2,433,893
James Hardie Industries PLC:
CDI	59,142	621,709
sponsored ADR (d)	83,775	4,393,999
TOTAL IRELAND		7,449,601
Israel - 1.2%
Azrieli Group	79,405	2,294,661
Common Stocks - continued
	Shares	Value
Israel - continued
Ituran Location & Control Ltd.	126,286	$ 2,015,525
Strauss Group Ltd.	61,644	907,035
TOTAL ISRAEL		5,217,221
Italy - 2.6%
Azimut Holding SpA	246,073	4,575,810
Beni Stabili SpA SIIQ	2,845,837	2,005,086
Interpump Group SpA	540,443	4,754,399
TOTAL ITALY		11,335,295
Japan - 24.9%
Air Water, Inc.	82,000	1,327,766
Aozora Bank Ltd.	1,292,000	4,047,966
Asahi Co. Ltd. (d)	116,400	1,958,766
Autobacs Seven Co. Ltd.	218,600	3,683,741
Azbil Corp.	105,400	2,275,909
Cosmos Pharmaceutical Corp.	11,200	1,249,000
Daikokutenbussan Co. Ltd.	141,200	3,882,272
FCC Co. Ltd.	192,500	4,880,127
Fields Corp.	70,200	1,423,676
GCA Savvian Group Corp.	164,700	2,073,369
Glory Ltd.	62,000	1,703,724
Goldcrest Co. Ltd.	157,030	5,165,451
Harmonic Drive Systems, Inc.	58,800	1,208,462
Iwatsuka Confectionary Co. Ltd.	34,500	1,636,825
Kamigumi Co. Ltd.	188,000	1,762,827
Kobayashi Pharmaceutical Co. Ltd.	70,300	3,840,840
Kyoto Kimono Yuzen Co. Ltd.	83,300	912,021
Lasertec Corp.	55,000	1,342,430
Meiko Network Japan Co. Ltd.	109,500	1,518,895
Miraial Co. Ltd.	69,800	1,448,556
Nabtesco Corp.	87,100	1,922,069
Nagaileben Co. Ltd.	146,500	2,507,135
Nihon M&A Center, Inc.	118,800	6,266,686
Nihon Parkerizing Co. Ltd.	203,000	4,134,946
Nippon Seiki Co. Ltd.	193,000	2,547,520
Nippon Thompson Co. Ltd.	435,000	2,171,796
NS Tool Co. Ltd.	17,800	354,271
Obic Co. Ltd.	10,330	2,725,434
OSG Corp.	293,700	4,468,612
Seven Bank Ltd.	1,476,000	5,241,167
SHO-BOND Holdings Co. Ltd.	108,600	4,583,627
Common Stocks - continued
	Shares	Value
Japan - continued
Shoei Co. Ltd.	168,300	$ 1,630,972
Sparx Group Co. Ltd. (a)	6,000	2,015,622
The Nippon Synthetic Chemical Industry Co. Ltd.	355,000	3,400,209
Tocalo Co. Ltd.	76,000	1,112,947
Tsutsumi Jewelry Co. Ltd.	58,700	1,833,004
USS Co. Ltd.	73,980	9,490,491
Workman Co. Ltd.	30,300	995,687
Yamato Kogyo Co. Ltd.	157,200	5,199,318
TOTAL JAPAN		109,944,136
Korea (South) - 0.9%
Coway Co. Ltd.	74,820	3,789,866
Netherlands - 3.0%
Aalberts Industries NV	217,701	4,878,223
ASM International NV (depositary receipt)	84,900	2,842,452
Heijmans NV (Certificaten Van Aandelen)	192,933	1,770,959
QIAGEN NV (a)	84,558	1,681,013
VastNed Retail NV	43,305	1,933,049
TOTAL NETHERLANDS		13,105,696
Philippines - 0.6%
Jollibee Food Corp.	871,460	2,719,675
Portugal - 0.5%
Jeronimo Martins SGPS SA	101,900	2,426,956
South Africa - 2.2%
City Lodge Hotels Ltd.	140,807	2,010,072
Clicks Group Ltd.	697,754	4,447,710
Mr Price Group Ltd.	77,500	1,113,941
Nampak Ltd.	554,900	2,039,405
TOTAL SOUTH AFRICA		9,611,128
Spain - 1.6%
Grifols SA	49,232	1,975,555
Prosegur Compania de Seguridad SA (Reg.)	953,390	5,323,604
TOTAL SPAIN		7,299,159
Sweden - 2.4%
Fagerhult AB	98,687	2,619,045
Intrum Justitia AB (d)	292,334	6,021,646
Swedish Match Co. AB (d)	52,400	1,817,533
TOTAL SWEDEN		10,458,224
Common Stocks - continued
	Shares	Value
Switzerland - 0.4%
Zehnder Group AG	41,524	$ 1,835,488
Turkey - 3.7%
Albaraka Turk Katilim Bankasi A/S	3,170,565	3,430,984
Asya Katilim Bankasi A/S (a)	975,000	1,180,170
Boyner Buyuk Magazacilik A/S (a)	1,290,451	4,923,545
Coca-Cola Icecek A/S	247,362	6,898,954
TOTAL TURKEY		16,433,653
United Kingdom - 17.9%
Babcock International Group PLC	200,700	3,335,804
Bellway PLC	203,072	4,242,693
Berendsen PLC	196,063	2,355,729
Britvic PLC	356,783	2,438,519
Dechra Pharmaceuticals PLC	276,900	3,088,280
Derwent London PLC	56,600	2,030,064
Elementis PLC	874,310	3,578,618
Fenner PLC	238,146	1,300,653
Great Portland Estates PLC	517,289	4,274,784
H&T Group PLC	212,153	886,072
InterContinental Hotel Group PLC ADR	107,126	3,165,573
Johnson Matthey PLC	79,175	2,981,192
Meggitt PLC	678,969	4,942,214
Persimmon PLC	197,563	3,314,352
Rotork PLC	123,900	5,598,663
Serco Group PLC	471,309	4,528,087
Shaftesbury PLC	422,873	3,990,484
Spectris PLC	131,387	4,306,299
Spirax-Sarco Engineering PLC	147,430	6,006,943
Ted Baker PLC	108,000	2,271,495
Ultra Electronics Holdings PLC	143,358	3,674,305
Unite Group PLC	1,009,170	5,452,093
Victrex PLC	59,582	1,485,455
TOTAL UNITED KINGDOM		79,248,371
United States of America - 12.5%
ANSYS, Inc. (a)	15,285	1,235,945
Autoliv, Inc. (d)	47,300	3,614,666
BPZ Energy, Inc. (a)	452,767	968,921
Broadridge Financial Solutions, Inc.	68,705	1,729,992
Cymer, Inc. (a)	18,722	1,961,317
Dril-Quip, Inc. (a)	36,361	3,043,779
Evercore Partners, Inc. Class A	67,000	2,529,250
Common Stocks - continued
	Shares	Value
United States of America - continued
Greenhill & Co., Inc.	41,895	$ 1,935,130
Kansas City Southern	30,404	3,316,164
Kennedy-Wilson Holdings, Inc.	99,079	1,647,684
Martin Marietta Materials, Inc.	28,920	2,920,631
Mohawk Industries, Inc. (a)	37,700	4,180,176
Oceaneering International, Inc.	43,502	3,052,535
PriceSmart, Inc.	98,196	8,762,029
ResMed, Inc. (d)	91,100	4,374,622
Solera Holdings, Inc.	74,156	4,269,902
SS&C Technologies Holdings, Inc. (a)	121,858	3,739,822
Universal Display Corp. (a)(d)	59,868	1,882,250
TOTAL UNITED STATES OF AMERICA		55,164,815
TOTAL COMMON STOCKS (Cost $305,661,991)		417,403,931
Nonconvertible Preferred Stocks - 1.1%

Brazil - 1.1%
Banco ABC Brasil SA	386,689	3,038,236
Banco Pine SA	265,185	1,834,392
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,507,723)		4,872,628
Money Market Funds - 8.3%

Fidelity Cash Central Fund, 0.13% (b)	16,384,842	16,384,842
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	20,048,075	20,048,075
TOTAL MONEY MARKET FUNDS (Cost $36,432,917)		36,432,917
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $346,602,631)		458,709,476
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(17,084,302)
NET ASSETS - 100%		$ 441,625,174
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,591
Fidelity Securities Lending Cash Central Fund	92,624
Total	$ 105,215
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 85,891,963	$ 55,017,063	$ 30,874,900	$ -
Consumer Staples	46,967,222	36,358,285	10,608,937	-
Energy	15,718,545	15,718,545	-	-
Financials	72,875,964	54,332,389	18,543,575	-
Health Care	23,002,043	20,494,908	2,507,135	-
Industrials	104,293,268	78,738,247	25,555,021	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 31,775,833	$ 23,983,504	$ 7,792,329	$ -
Materials	41,751,721	27,689,482	14,062,239	-
Money Market Funds	36,432,917	36,432,917	-	-
Total Investments in Securities:	$ 458,709,476	$ 348,765,340	$ 109,944,136	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 77,479,250
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $19,482,392) - See accompanying schedule: Unaffiliated issuers (cost $310,169,714)	$ 422,276,559
Fidelity Central Funds (cost $36,432,917)	36,432,917
Total Investments (cost $346,602,631)		$ 458,709,476
Foreign currency held at value (cost $47,387)		47,681
Receivable for investments sold		1,935,376
Receivable for fund shares sold		268,780
Dividends receivable		2,305,205
Distributions receivable from Fidelity Central Funds		66,378
Prepaid expenses		299
Receivable from investment adviser for expense reductions		5,996
Other receivables		21,381
Total assets		463,360,572

Liabilities
Payable for investments purchased	$ 634,622
Payable for fund shares redeemed	511,414
Accrued management fee	364,133
Distribution and service plan fees payable	15,224
Other affiliated payables	104,056
Other payables and accrued expenses	57,874
Collateral on securities loaned, at value	20,048,075
Total liabilities		21,735,398

Net Assets		$ 441,625,174
Net Assets consist of:
Paid in capital		$ 656,955,180
Undistributed net investment income		1,408,877
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(328,844,419)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		112,105,536
Net Assets		$ 441,625,174

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($21,640,024 ÷ 1,729,419 shares)	$ 12.51

Maximum offering price per share (100/94.25 of $12.51)	$ 13.27
Class T: Net Asset Value and redemption price per share ($9,233,385 ÷ 743,600 shares)	$ 12.42

Maximum offering price per share (100/96.50 of $12.42)	$ 12.87
Class B: Net Asset Value and offering price per share ($1,612,556 ÷ 131,995 shares)A	$ 12.22

Class C: Net Asset Value and offering price per share ($7,406,545 ÷ 607,623 shares)A	$ 12.19

International Small Cap Opportunities: Net Asset Value, offering price and redemption price per share ($396,842,717 ÷ 31,445,836 shares)	$ 12.62

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,889,947 ÷ 387,075 shares)	$ 12.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 4,545,453
Income from Fidelity Central Funds		105,215
Income before foreign taxes withheld		4,650,668
Less foreign taxes withheld		(383,099)
Total income		4,267,569

Expenses
Management fee Basic fee	$ 1,709,039
Performance adjustment	393,548
Transfer agent fees	506,513
Distribution and service plan fees	88,951
Accounting and security lending fees	104,079
Custodian fees and expenses	53,345
Independent trustees' compensation	1,245
Registration fees	39,664
Audit	35,521
Legal	803
Miscellaneous	1,560
Total expenses before reductions	2,934,268
Expense reductions	(84,376)	2,849,892
Net investment income (loss)		1,417,677
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,777,300
Foreign currency transactions	(60,226)
Total net realized gain (loss)		20,717,074
Change in net unrealized appreciation (depreciation) on: Investment securities	41,581,476
Assets and liabilities in foreign currencies	17,866
Total change in net unrealized appreciation (depreciation)		41,599,342
Net gain (loss)		62,316,416
Net increase (decrease) in net assets resulting from operations		$ 63,734,093

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,417,677	$ 3,779,313
Net realized gain (loss)	20,717,074	21,361,280
Change in net unrealized appreciation (depreciation)	41,599,342	17,236,425
Net increase (decrease) in net assets resulting from operations	63,734,093	42,377,018
Distributions to shareholders from net investment income	(3,311,096)	(4,886,680)
Distributions to shareholders from net realized gain	(171,255)	(369,319)
Total distributions	(3,482,351)	(5,255,999)
Share transactions - net increase (decrease)	6,899,824	(28,976,326)
Redemption fees	27,988	64,463
Total increase (decrease) in net assets	67,179,554	8,209,156

Net Assets
Beginning of period	374,445,620	366,236,464
End of period (including undistributed net investment income of $1,408,877 and undistributed net investment income of $3,302,296, respectively)	$ 441,625,174	$ 374,445,620

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 9.75	$ 9.82	$ 8.07	$ 6.24	$ 18.97
Income from Investment Operations
Net investment income (loss) E	.03	.08	.15 H	.06	.06	.02
Net realized and unrealized gain (loss)	1.78	1.07	(.07)	1.85	1.77	(10.85)
Total from investment operations	1.81	1.15	.08	1.91	1.83	(10.83)
Distributions from net investment income	(.08)	(.11)	(.11)	(.07)	-	(.03)
Distributions from net realized gain	(.01)	(.01)	(.04)	(.09)	-	(1.88)
Total distributions	(.08) L	(.12)	(.15)	(.16)	-	(1.90) K
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 12.51	$ 10.78	$ 9.75	$ 9.82	$ 8.07	$ 6.24
Total Return B,C,D	16.91%	12.00%	.81%	24.05%	29.33%	(62.98)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.72% A	1.75%	1.34%	1.16%	.94%	1.75%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.33%	1.16%	.94%	1.66%
Expenses net of all reductions	1.63% A	1.64%	1.32%	1.15%	.89%	1.62%
Net investment income (loss)	.50% A	.85%	1.44% H	.74%	1.00%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,640	$ 18,194	$ 18,686	$ 20,228	$ 18,883	$ 17,905
Portfolio turnover rate G	31% A	28%	24%	49%	174%	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .80%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.90 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $1.878 per share. L Total distributions of $.08 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 9.66	$ 9.72	$ 8.00	$ 6.20	$ 18.85
Income from Investment Operations
Net investment income (loss) E	.01	.06	.12 H	.04	.05	(.02)
Net realized and unrealized gain (loss)	1.78	1.06	(.06)	1.83	1.75	(10.78)
Total from investment operations	1.79	1.12	.06	1.87	1.80	(10.80)
Distributions from net investment income	(.05)	(.08)	(.08)	(.06)	-	-
Distributions from net realized gain	(.01)	(.01)	(.04)	(.09)	-	(1.85)
Total distributions	(.06)	(.09)	(.12)	(.15)	-	(1.85) K
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 12.42	$ 10.69	$ 9.66	$ 9.72	$ 8.00	$ 6.20
Total Return B,C,D	16.81%	11.72%	.60%	23.65%	29.03%	(63.08)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.98% A	2.02%	1.60%	1.43%	1.20%	2.00%
Expenses net of fee waivers, if any	1.90% A	1.90%	1.60%	1.43%	1.20%	1.91%
Expenses net of all reductions	1.88% A	1.89%	1.59%	1.41%	1.15%	1.87%
Net investment income (loss)	.25% A	.60%	1.17% H	.48%	.74%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,233	$ 8,169	$ 8,701	$ 11,202	$ 11,915	$ 11,614
Portfolio turnover rate G	31% A	28%	24%	49%	174%	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .54%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.85 per share is comprised of distributions from net realized gain of $1.852 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 9.48	$ 9.54	$ 7.87	$ 6.12	$ 18.64
Income from Investment Operations
Net investment income (loss) E	(.01)	.01	.07 H	- J	.02	(.08)
Net realized and unrealized gain (loss)	1.74	1.05	(.06)	1.79	1.73	(10.68)
Total from investment operations	1.73	1.06	.01	1.79	1.75	(10.76)
Distributions from net investment income	- J	(.03)	(.06)	(.03)	-	-
Distributions from net realized gain	(.01)	(.01)	(.02)	(.09)	-	(1.76)
Total distributions	(.01)	(.04)	(.07) L	(.12)	-	(1.76) K
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 12.22	$ 10.50	$ 9.48	$ 9.54	$ 7.87	$ 6.12
Total Return B,C,D	16.47%	11.21%	.10%	23.03%	28.59%	(63.32)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.47% A	2.50%	2.09%	1.91%	1.69%	2.51%
Expenses net of fee waivers, if any	2.40% A	2.40%	2.09%	1.91%	1.69%	2.41%
Expenses net of all reductions	2.38% A	2.39%	2.07%	1.90%	1.64%	2.38%
Net investment income (loss)	(.25)% A	.10%	.68% H	(.01)%	.25%	(.62)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,613	$ 1,966	$ 2,293	$ 2,902	$ 2,799	$ 2,687
Portfolio turnover rate G	31% A	28%	24%	49%	174%	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.76 per share is comprised of distributions from net realized gain of $1.760 per share. L Total distributions of $.07 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 9.47	$ 9.53	$ 7.86	$ 6.11	$ 18.63
Income from Investment Operations
Net investment income (loss) E	(.01)	.01	.07 H	- J	.02	(.08)
Net realized and unrealized gain (loss)	1.74	1.04	(.06)	1.79	1.73	(10.66)
Total from investment operations	1.73	1.05	.01	1.79	1.75	(10.74)
Distributions from net investment income	(.01)	(.03)	(.06)	(.03)	-	-
Distributions from net realized gain	(.01)	(.01)	(.02)	(.09)	-	(1.78)
Total distributions	(.02)	(.04)	(.07) L	(.12)	-	(1.78) K
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 12.19	$ 10.48	$ 9.47	$ 9.53	$ 7.86	$ 6.11
Total Return B,C,D	16.49%	11.13%	.10%	23.06%	28.64%	(63.32)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.47% A	2.50%	2.09%	1.91%	1.68%	2.51%
Expenses net of fee waivers, if any	2.40% A	2.40%	2.09%	1.91%	1.68%	2.41%
Expenses net of all reductions	2.38% A	2.39%	2.07%	1.90%	1.63%	2.38%
Net investment income (loss)	(.25)% A	.10%	.68% H	(.01)%	.26%	(.62)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,407	$ 6,608	$ 6,900	$ 8,936	$ 8,543	$ 9,497
Portfolio turnover rate G	31% A	28%	24%	49%	174%	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.78 per share is comprised of distributions from net realized gain of $1.775 per share. L Total distributions of $.07 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap Opportunities

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 9.85	$ 9.92	$ 8.14	$ 6.28	$ 19.09
Income from Investment Operations
Net investment income (loss) D	.04	.11	.17 G	.09	.08	.05
Net realized and unrealized gain (loss)	1.81	1.07	(.06)	1.87	1.78	(10.92)
Total from investment operations	1.85	1.18	.11	1.96	1.86	(10.87)
Distributions from net investment income	(.10)	(.14)	(.14)	(.09)	- I	(.06)
Distributions from net realized gain	(.01)	(.01)	(.04)	(.09)	-	(1.88)
Total distributions	(.11)	(.15)	(.18)	(.18)	- I	(1.94) J
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 12.62	$ 10.88	$ 9.85	$ 9.92	$ 8.14	$ 6.28
Total Return B,C	17.10%	12.21%	1.10%	24.43%	29.68%	(62.91)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.42% A	1.47%	1.08%	.91%	.68%	1.44%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.08%	.91%	.68%	1.44%
Expenses net of all reductions	1.38% A	1.39%	1.06%	.89%	.64%	1.40%
Net investment income (loss)	.75% A	1.10%	1.69% G	1.00%	1.25%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 396,843	$ 334,918	$ 328,262	$ 398,331	$ 329,128	$ 312,376
Portfolio turnover rate F	31% A	28%	24%	49%	174%	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.06%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.94 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $1.878 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 9.86	$ 9.93	$ 8.14	$ 6.27	$ 19.09
Income from Investment Operations
Net investment income (loss) D	.04	.11	.18 G	.09	.08	.05
Net realized and unrealized gain (loss)	1.80	1.08	(.06)	1.86	1.79	(10.92)
Total from investment operations	1.84	1.19	.12	1.95	1.87	(10.87)
Distributions from net investment income	(.10)	(.14)	(.15)	(.07)	- I	(.07)
Distributions from net realized gain	(.01)	(.01)	(.04)	(.09)	-	(1.88)
Total distributions	(.11)	(.15)	(.19)	(.16)	- I	(1.95) J
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 12.63	$ 10.90	$ 9.86	$ 9.93	$ 8.14	$ 6.27
Total Return B,C	16.99%	12.32%	1.13%	24.33%	29.87%	(62.95)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.40% A	1.44%	1.03%	.90%	.68%	1.40%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.03%	.90%	.68%	1.40%
Expenses net of all reductions	1.38% A	1.39%	1.02%	.88%	.64%	1.37%
Net investment income (loss)	.75% A	1.10%	1.74% G	1.01%	1.25%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,890	$ 4,591	$ 1,395	$ 2,418	$ 2,022	$ 8,117
Portfolio turnover rate F	31% A	28%	24%	49%	174%	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.11%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.95 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $1.878 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® International Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Small Cap Opportunities and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 122,286,479
Gross unrealized depreciation	(12,541,231)
Net unrealized appreciation (depreciation) on securities and other investments	$ 109,745,248

Tax cost	$ 348,964,228

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (16,734,422)
2017	(330,501,908)
Total capital loss carryforward	$ (347,236,330)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $60,061,548 and $59,845,418, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap Opportunities as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was 1.05% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 24,051	$ 376
Class T	.25%	.25%	21,385	195
Class B	.75%	.25%	9,035	6,796
Class C	.75%	.25%	34,480	2,937
			$ 88,951	$ 10,304

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,188
Class T	907
Class B*	494
Class C*	194
$ 3,783

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 28,912.30
Class T	13,335.31
Class B	2,718.30
Class C	10,375.30
International Small Cap Opportunities	446,048.25
Institutional Class	5,125.23
	$ 506,513

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $257 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $511 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a

Semiannual Report

7. Security Lending - continued

broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $92,624, including $169 from securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from Adviser
Class A	1.65%	$ 6,880
Class T	1.90%	3,531
Class B	2.40%	657
Class C	2.40%	2,489
International Small Cap Opportunities	1.40%	35,183
Institutional Class	1.40%	66
		$ 48,806

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $2,249.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $33,311 for the period. In addition,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $10.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 127,604	$ 208,264
Class T	40,329	69,950
Class B	540	6,357
Class C	6,860	20,258
International Small Cap Opportunities	3,098,688	4,562,121
Institutional Class	37,075	19,730
Total	$ 3,311,096	$ 4,886,680
From net realized gain
Class A	$ 8,286	$ 18,763
Class T	3,734	8,968
Class B	900	2,355
Class C	3,118	7,235
International Small Cap Opportunities	153,400	330,589
Institutional Class	1,817	1,409
Total	$ 171,255	$ 369,319

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	220,136	245,367	$ 2,566,517	$ 2,443,449
Reinvestment of distributions	10,878	21,375	119,442	198,575
Shares redeemed	(188,880)	(495,775)	(2,155,403)	(4,923,741)
Net increase (decrease)	42,134	(229,033)	$ 530,556	$ (2,281,717)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class T
Shares sold	56,741	101,299	$ 646,328	$ 986,575
Reinvestment of distributions	3,872	8,148	42,245	75,201
Shares redeemed	(81,004)	(246,162)	(919,912)	(2,450,796)
Net increase (decrease)	(20,391)	(136,715)	$ (231,339)	$ (1,389,020)
Class B
Shares sold	1,982	3,884	$ 22,056	$ 38,597
Reinvestment of distributions	123	862	1,326	7,845
Shares redeemed	(57,374)	(59,335)	(644,116)	(579,917)
Net increase (decrease)	(55,269)	(54,589)	$ (620,734)	$ (533,475)
Class C
Shares sold	52,663	69,065	$ 591,043	$ 669,794
Reinvestment of distributions	870	2,800	9,335	25,455
Shares redeemed	(76,391)	(170,268)	(853,657)	(1,664,901)
Net increase (decrease)	(22,858)	(98,403)	$ (253,279)	$ (969,652)
International Small Cap Opportunities
Shares sold	4,073,430	5,283,408	$ 47,216,706	$ 53,067,911
Reinvestment of distributions	279,367	495,697	3,092,593	4,634,765
Shares redeemed	(3,676,843)	(8,350,807)	(42,489,659)	(84,356,251)
Net increase (decrease)	675,954	(2,571,702)	$ 7,819,640	$ (26,653,575)
Institutional Class
Shares sold	54,666	348,073	$ 627,527	$ 3,541,043
Reinvestment of distributions	3,187	1,709	35,307	15,997
Shares redeemed	(92,061)	(70,045)	(1,007,854)	(705,927)
Net increase (decrease)	(34,208)	279,737	$ (345,020)	$ 2,851,113

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

AILSI-USAN-0613
1.815084.107

Fidelity®

International Value

Fund

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.41%
Actual		$ 1,000.00	$ 1,174.10	$ 7.60
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.05
Class T	1.68%
Actual		$ 1,000.00	$ 1,171.80	$ 9.05
HypotheticalA		$ 1,000.00	$ 1,016.46	$ 8.40
Class B	2.16%
Actual		$ 1,000.00	$ 1,169.70	$ 11.62
HypotheticalA		$ 1,000.00	$ 1,014.08	$ 10.79
Class C	2.16%
Actual		$ 1,000.00	$ 1,169.40	$ 11.62
HypotheticalA		$ 1,000.00	$ 1,014.08	$ 10.79
International Value	1.08%
Actual		$ 1,000.00	$ 1,174.60	$ 5.82
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41
Institutional Class	1.10%
Actual		$ 1,000.00	$ 1,175.20	$ 5.93
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
United Kingdom 26.6%
Japan 19.2%
Germany 8.9%
Switzerland 8.6%
Australia 8.3%
France 7.8%
Singapore 3.3%
Spain 2.8%
Netherlands 2.4%
Other* 12.1%

* Includes short-term investments and net other assets (liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
United Kingdom 26.3%
Japan 17.2%
Germany 10.3%
Switzerland 9.8%
France 9.8%
Australia 8.3%
Italy 3.3%
Netherlands 2.9%
Singapore 2.5%
Other* 9.6%

* Includes short-term investments and net other assets (liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.9	99.0
Short-Term Investments and Net Other Assets (Liabilities)	2.1	1.0
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class A sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	4.0	4.6
Sanofi SA (France, Pharmaceuticals)	3.7	3.5
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	3.6	2.6
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	3.2	3.0
Novartis AG (Switzerland, Pharmaceuticals)	2.8	0.0
Westpac Banking Corp. (Australia, Commercial Banks)	2.7	0.0
Sumitomo Mitsui Financial Group, Inc. (Japan, Commercial Banks)	2.5	1.7
Australia & New Zealand Banking Group Ltd. (Australia, Commercial Banks)	2.4	2.1
Allianz AG (Germany, Insurance)	1.9	1.7
BNP Paribas SA (France, Commercial Banks)	1.6	1.9
	28.4
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	34.8	32.5
Health Care	12.1	11.9
Consumer Discretionary	8.6	8.6
Telecommunication Services	8.5	6.8
Energy	7.7	11.1
Industrials	6.3	7.7
Consumer Staples	6.2	7.5
Materials	6.0	5.6
Utilities	5.4	6.0
Information Technology	2.3	1.3

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Australia - 8.3%
Ansell Ltd.	37,266	$ 610,412
Australia & New Zealand Banking Group Ltd.	127,048	4,193,667
Telstra Corp. Ltd.	300,996	1,553,972
Transurban Group unit	133,440	943,460
Westfield Group unit	159,475	1,926,068
Westpac Banking Corp.	133,480	4,677,201
Woolworths Ltd.	18,249	688,831
TOTAL AUSTRALIA		14,593,611
Bailiwick of Jersey - 1.0%
Informa PLC	92,952	690,170
Wolseley PLC	20,884	1,032,570
TOTAL BAILIWICK OF JERSEY		1,722,740
Belgium - 0.7%
KBC Groupe SA	29,039	1,139,639
Bermuda - 0.5%
Hongkong Land Holdings Ltd.	112,000	813,120
Cayman Islands - 0.6%
ENN Energy Holdings Ltd.	188,000	1,087,762
Denmark - 0.6%
TDC A/S	122,547	994,040
Finland - 0.9%
Sampo Oyj (A Shares) (d)	38,534	1,537,645
France - 7.8%
Arkema SA	9,339	874,951
Atos Origin SA	14,473	1,007,332
BNP Paribas SA	51,907	2,892,266
Pernod Ricard SA	6,057	749,816
PPR SA	4,642	1,021,224
Sanofi SA	59,603	6,444,013
Schneider Electric SA (d)	9,900	754,889
TOTAL FRANCE		13,744,491
Germany - 8.2%
Allianz AG (d)	22,916	3,381,582
BASF AG	9,450	882,612
Bayer AG (d)	19,390	2,022,935
Bayerische Motoren Werke AG (BMW)	16,808	1,550,577
Deutsche Bank AG	28,400	1,307,338
Deutsche Post AG	40,954	971,897
Common Stocks - continued
	Shares	Value
Germany - continued
Fresenius SE & Co. KGaA	7,900	$ 990,660
HeidelbergCement Finance AG	11,393	820,269
Lanxess AG	6,100	444,247
Siemens AG	14,923	1,559,259
Telefonica Deutschland Holding AG	60,543	480,466
TOTAL GERMANY		14,411,842
Hong Kong - 0.9%
Hysan Development Co. Ltd.	184,000	911,683
Wing Hang Bank Ltd.	56,000	588,494
TOTAL HONG KONG		1,500,177
Italy - 2.1%
Enel SpA	278,735	1,077,747
ENI SpA	110,784	2,644,015
TOTAL ITALY		3,721,762
Japan - 19.2%
AEON Financial Service Co. Ltd.	32,600	977,381
Air Water, Inc.	73,000	1,182,036
Astellas Pharma, Inc.	22,000	1,282,271
Credit Saison Co. Ltd.	22,600	661,086
Daiichi Sankyo Kabushiki Kaisha	42,400	829,629
DENSO Corp.	34,900	1,564,939
Hitachi Ltd.	147,000	939,454
Hoya Corp.	40,100	803,458
Itochu Corp.	110,400	1,368,899
Japan Retail Fund Investment Corp.	318	753,812
Japan Tobacco, Inc.	43,400	1,640,574
JSR Corp.	53,600	1,233,874
Kansai Electric Power Co., Inc.	75,900	927,296
KDDI Corp.	5,500	264,480
Mitsubishi Corp.	60,600	1,090,937
Nissan Motor Co. Ltd.	173,100	1,805,832
Nitto Denko Corp.	15,200	998,633
ORIX Corp.	91,800	1,408,607
Santen Pharmaceutical Co. Ltd.	21,900	1,099,270
Sekisui House Ltd.	76,000	1,139,190
Seven & i Holdings Co. Ltd.	42,400	1,630,966
Seven Bank Ltd.	226,600	804,640
Shinsei Bank Ltd.	431,000	1,209,689
Softbank Corp.	22,700	1,125,782
Sumitomo Mitsui Financial Group, Inc.	91,000	4,301,329
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Realty & Development Co. Ltd.	15,000	$ 708,920
Toshiba Corp.	233,000	1,284,803
USS Co. Ltd.	5,310	681,191
TOTAL JAPAN		33,718,978
Netherlands - 2.4%
ING Groep NV (Certificaten Van Aandelen) (a)	145,600	1,199,430
Koninklijke Philips Electronics NV	52,713	1,458,993
Unilever NV (Certificaten Van Aandelen) (Bearer)	37,031	1,577,940
TOTAL NETHERLANDS		4,236,363
Norway - 1.1%
DnB ASA	10,600	173,251
Telenor ASA	78,377	1,761,495
TOTAL NORWAY		1,934,746
Singapore - 3.3%
Ascendas Real Estate Investment Trust	384,000	857,352
ComfortDelgro Corp. Ltd.	434,000	699,432
Singapore Telecommunications Ltd.	604,000	1,927,190
United Overseas Bank Ltd.	107,480	1,863,033
UOL Group Ltd.	73,000	422,579
TOTAL SINGAPORE		5,769,586
Spain - 2.8%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	264,932	2,596,334
Iberdrola SA	243,734	1,312,831
Repsol YPF SA	43,804	1,026,841
TOTAL SPAIN		4,936,006
Sweden - 1.6%
Svenska Cellulosa AB (SCA) (B Shares)	34,636	899,428
Svenska Handelsbanken AB (A Shares)	41,932	1,904,750
TOTAL SWEDEN		2,804,178
Switzerland - 8.6%
Nestle SA	16,335	1,164,890
Novartis AG	66,558	4,927,128
Roche Holding AG (participation certificate)	7,735	1,933,334
Swisscom AG	2,445	1,151,238
Syngenta AG (Switzerland)	3,884	1,660,485
Common Stocks - continued
	Shares	Value
Switzerland - continued
UBS AG (NY Shares)	107,758	$ 1,917,015
Zurich Insurance Group AG	8,616	2,405,586
TOTAL SWITZERLAND		15,159,676
United Kingdom - 26.6%
Barclays PLC	528,760	2,359,580
BHP Billiton PLC	89,660	2,522,386
BP PLC sponsored ADR	63,813	2,782,247
British American Tobacco PLC (United Kingdom)	24,760	1,372,577
British Land Co. PLC	132,916	1,227,435
Bunzl PLC	57,725	1,146,843
Centrica PLC	244,303	1,407,901
Compass Group PLC	91,786	1,207,617
GlaxoSmithKline PLC sponsored ADR	25,385	1,310,881
HSBC Holdings PLC sponsored ADR	115,380	6,329,747
Imperial Tobacco Group PLC	17,006	607,574
ITV PLC	470,296	919,743
Kingfisher PLC	215,568	1,048,423
Legal & General Group PLC	597,288	1,572,616
National Grid PLC	195,858	2,496,643
Next PLC	12,300	832,839
Prudential PLC	87,936	1,512,022
Reed Elsevier PLC	114,174	1,333,688
Royal Dutch Shell PLC Class A sponsored ADR	102,144	6,942,730
SABMiller PLC	11,300	608,821
Scottish & Southern Energy PLC	60,834	1,471,310
Vodafone Group PLC sponsored ADR	185,208	5,665,513
TOTAL UNITED KINGDOM		46,679,136
TOTAL COMMON STOCKS (Cost $151,100,237)		170,505,498
Nonconvertible Preferred Stocks - 0.7%

Germany - 0.7%
Volkswagen AG (d) (Cost $1,140,600)	6,259	1,268,565
Money Market Funds - 5.7%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	1,106,359	$ 1,106,359
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	8,898,200	8,898,200
TOTAL MONEY MARKET FUNDS (Cost $10,004,559)		10,004,559
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $162,245,396)		181,778,622
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(6,251,258)
NET ASSETS - 100%		$ 175,527,364
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,204
Fidelity Securities Lending Cash Central Fund	63,915
Total	$ 65,119
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 15,063,998	$ 9,872,846	$ 5,191,152	$ -
Consumer Staples	10,941,417	3,554,470	7,386,947	-
Energy	13,395,833	10,751,818	2,644,015	-
Financials	60,534,897	43,331,063	17,203,834	-
Health Care	21,450,533	6,868,222	14,582,311	-
Industrials	11,027,179	5,549,091	5,478,088	-
Information Technology	4,035,047	1,007,332	3,027,715	-
Materials	10,619,493	3,022,079	7,597,414	-
Telecommunication Services	14,924,176	13,533,914	1,390,262	-
Utilities	9,781,490	6,357,551	3,423,939	-
Money Market Funds	10,004,559	10,004,559	-	-
Total Investments in Securities:	$ 181,778,622	$ 113,852,945	$ 67,925,677	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 18,641,520
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,473,011) - See accompanying schedule: Unaffiliated issuers (cost $152,240,837)	$ 171,774,063
Fidelity Central Funds (cost $10,004,559)	10,004,559
Total Investments (cost $162,245,396)		$ 181,778,622
Foreign currency held at value (cost $132,518)		133,189
Receivable for investments sold		2,816,406
Receivable for fund shares sold		1,319,471
Dividends receivable		861,031
Distributions receivable from Fidelity Central Funds		16,049
Prepaid expenses		86
Receivable from investment adviser for expense reductions		252
Other receivables		14,270
Total assets		186,939,376

Liabilities
Payable to custodian bank	$ 1,400
Payable for investments purchased	2,236,793
Payable for fund shares redeemed	88,592
Accrued management fee	95,018
Distribution and service plan fees payable	5,190
Other affiliated payables	37,764
Other payables and accrued expenses	49,055
Collateral on securities loaned, at value	8,898,200
Total liabilities		11,412,012

Net Assets		$ 175,527,364
Net Assets consist of:
Paid in capital		$ 274,963,190
Undistributed net investment income		1,401,311
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(120,366,595)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		19,529,458
Net Assets		$ 175,527,364

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,507,510 ÷ 655,737 shares)	$ 8.40

Maximum offering price per share (100/94.25 of $8.40)	$ 8.91
Class T: Net Asset Value and redemption price per share ($3,161,449 ÷ 376,694 shares)	$ 8.39

Maximum offering price per share (100/96.50 of $8.39)	$ 8.69
Class B: Net Asset Value and offering price per share ($714,105 ÷ 84,511 shares)A	$ 8.45

Class C: Net Asset Value and offering price per share ($2,804,447 ÷ 333,649 shares)A	$ 8.41

International Value: Net Asset Value, offering price and redemption price per share ($163,074,810 ÷ 19,425,295 shares)	$ 8.39

Institutional Class: Net Asset Value, offering price and redemption price per share ($265,043 ÷ 31,534 shares)	$ 8.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 2,616,295
Income from Fidelity Central Funds		65,119
Income before foreign taxes withheld		2,681,414
Less foreign taxes withheld		(164,132)
Total income		2,517,282

Expenses
Management fee Basic fee	$ 539,789
Performance adjustment	(31,552)
Transfer agent fees	176,514
Distribution and service plan fees	29,521
Accounting and security lending fees	39,808
Custodian fees and expenses	42,568
Independent trustees' compensation	471
Registration fees	34,812
Audit	30,389
Legal	278
Miscellaneous	546
Total expenses before reductions	863,144
Expense reductions	(30,798)	832,346
Net investment income (loss)		1,684,936
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,048,657
Foreign currency transactions	(14,908)
Total net realized gain (loss)		5,033,749
Change in net unrealized appreciation (depreciation) on: Investment securities	18,254,655
Assets and liabilities in foreign currencies	5,195
Total change in net unrealized appreciation (depreciation)		18,259,850
Net gain (loss)		23,293,599
Net increase (decrease) in net assets resulting from operations		$ 24,978,535

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,684,936	$ 4,504,170
Net realized gain (loss)	5,033,749	(6,022,570)
Change in net unrealized appreciation (depreciation)	18,259,850	12,827,702
Net increase (decrease) in net assets resulting from operations	24,978,535	11,309,302
Distributions to shareholders from net investment income	(4,120,600)	(5,463,877)
Distributions to shareholders from net realized gain	(786,952)	-
Total distributions	(4,907,552)	(5,463,877)
Share transactions - net increase (decrease)	15,976,008	(27,953,937)
Redemption fees	2,237	2,109
Total increase (decrease) in net assets	36,049,228	(22,106,403)

Net Assets
Beginning of period	139,478,136	161,584,539
End of period (including undistributed net investment income of $1,401,311 and undistributed net investment income of $3,836,975, respectively)	$ 175,527,364	$ 139,478,136

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.39	$ 7.02	$ 8.22	$ 7.75	$ 5.93	$ 13.02
Income from Investment Operations
Net investment income (loss) E	.07	.20	.22	.15	.12	.21
Net realized and unrealized gain (loss)	1.18	.39	(1.19)	.44	1.78	(6.53)
Total from investment operations	1.25	.59	(.97)	.59	1.90	(6.32)
Distributions from net investment income	(.20)	(.22)	(.19)	(.11)	(.08)	(.15)
Distributions from net realized gain	(.04)	-	(.03)	(.01)	-	(.62)
Total distributions	(.24)	(.22)	(.23) J	(.12)	(.08)	(.77)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 8.40	$ 7.39	$ 7.02	$ 8.22	$ 7.75	$ 5.93
Total Return B, C, D	17.41%	8.82%	(12.19)%	7.60%	32.71%	(51.50)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.41% A	1.44%	1.36%	1.40%	1.34%	1.42%
Expenses net of fee waivers, if any	1.41% A	1.44%	1.36%	1.40%	1.34%	1.42%
Expenses net of all reductions	1.37% A	1.41%	1.34%	1.38%	1.32%	1.41%
Net investment income (loss)	1.92% A	2.85%	2.79%	1.93%	1.86%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,508	$ 4,491	$ 4,668	$ 4,699	$ 4,456	$ 2,854
Portfolio turnover rate G	67% A	74%	83%	43%	46%	68%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.23 per share is comprised of distributions from net investment income of $.191 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.38	$ 7.00	$ 8.20	$ 7.73	$ 5.91	$ 12.99
Income from Investment Operations
Net investment income (loss) E	.06	.18	.20	.13	.10	.18
Net realized and unrealized gain (loss)	1.18	.40	(1.19)	.44	1.77	(6.50)
Total from investment operations	1.24	.58	(.99)	.57	1.87	(6.32)
Distributions from net investment income	(.19)	(.20)	(.17)	(.09)	(.05)	(.14)
Distributions from net realized gain	(.04)	-	(.03)	(.01)	-	(.62)
Total distributions	(.23)	(.20)	(.21) J	(.10)	(.05)	(.76)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 8.39	$ 7.38	$ 7.00	$ 8.20	$ 7.73	$ 5.91
Total Return B, C, D	17.18%	8.60%	(12.42)%	7.32%	32.14%	(51.60)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.68% A	1.71%	1.63%	1.67%	1.60%	1.67%
Expenses net of fee waivers, if any	1.68% A	1.70%	1.62%	1.67%	1.60%	1.67%
Expenses net of all reductions	1.64% A	1.67%	1.60%	1.65%	1.59%	1.66%
Net investment income (loss)	1.65% A	2.58%	2.52%	1.65%	1.59%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,161	$ 2,693	$ 2,468	$ 2,276	$ 2,395	$ 2,087
Portfolio turnover rate G	67% A	74%	83%	43%	46%	68%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.21 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.39	$ 7.00	$ 8.20	$ 7.74	$ 5.88	$ 12.93
Income from Investment Operations
Net investment income (loss) E	.05	.14	.17	.09	.07	.13
Net realized and unrealized gain (loss)	1.18	.41	(1.20)	.44	1.79	(6.48)
Total from investment operations	1.23	.55	(1.03)	.53	1.86	(6.35)
Distributions from net investment income	(.13)	(.16)	(.13)	(.06)	-	(.08)
Distributions from net realized gain	(.04)	-	(.03)	(.01)	-	(.62)
Total distributions	(.17)	(.16)	(.17) J	(.07)	-	(.70)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 8.45	$ 7.39	$ 7.00	$ 8.20	$ 7.74	$ 5.88
Total Return B, C, D	16.97%	8.07%	(12.88)%	6.82%	31.63%	(51.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.16% A	2.19%	2.11%	2.15%	2.08%	2.18%
Expenses net of fee waivers, if any	2.16% A	2.19%	2.11%	2.15%	2.08%	2.18%
Expenses net of all reductions	2.12% A	2.16%	2.09%	2.13%	2.07%	2.17%
Net investment income (loss)	1.17% A	2.09%	2.04%	1.18%	1.11%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 714	$ 691	$ 901	$ 1,216	$ 1,076	$ 931
Portfolio turnover rate G	67% A	74%	83%	43%	46%	68%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.17 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.38	$ 7.00	$ 8.20	$ 7.73	$ 5.88	$ 12.92
Income from Investment Operations
Net investment income (loss) E	.05	.14	.16	.09	.07	.13
Net realized and unrealized gain (loss)	1.17	.41	(1.19)	.44	1.78	(6.47)
Total from investment operations	1.22	.55	(1.03)	.53	1.85	(6.34)
Distributions from net investment income	(.15)	(.17)	(.14)	(.05)	-	(.08)
Distributions from net realized gain	(.04)	-	(.03)	(.01)	-	(.62)
Total distributions	(.19)	(.17)	(.17)	(.06)	-	(.70)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 8.41	$ 7.38	$ 7.00	$ 8.20	$ 7.73	$ 5.88
Total Return B, C, D	16.94%	8.12%	(12.84)%	6.84%	31.46%	(51.80)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.16% A	2.19%	2.12%	2.15%	2.08%	2.17%
Expenses net of fee waivers, if any	2.16% A	2.19%	2.11%	2.15%	2.08%	2.17%
Expenses net of all reductions	2.12% A	2.16%	2.09%	2.13%	2.06%	2.16%
Net investment income (loss)	1.17% A	2.09%	2.04%	1.18%	1.12%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,804	$ 2,249	$ 2,108	$ 2,123	$ 2,108	$ 1,784
Portfolio turnover rate G	67% A	74%	83%	43%	46%	68%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Value

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.40	$ 7.03	$ 8.23	$ 7.75	$ 5.95	$ 13.06
Income from Investment Operations
Net investment income (loss) D	.09	.22	.25	.17	.13	.24
Net realized and unrealized gain (loss)	1.17	.40	(1.20)	.44	1.78	(6.54)
Total from investment operations	1.26	.62	(.95)	.61	1.91	(6.30)
Distributions from net investment income	(.22)	(.25)	(.22)	(.13)	(.11)	(.19)
Distributions from net realized gain	(.04)	-	(.03)	(.01)	-	(.62)
Total distributions	(.27) J	(.25)	(.25)	(.13) I	(.11)	(.81)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 8.39	$ 7.40	$ 7.03	$ 8.23	$ 7.75	$ 5.95
Total Return B, C	17.46%	9.19%	(11.91)%	7.95%	33.09%	(51.34)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.08% A	1.13%	1.04%	1.09%	1.07%	1.10%
Expenses net of fee waivers, if any	1.08% A	1.13%	1.03%	1.09%	1.07%	1.10%
Expenses net of all reductions	1.04% A	1.10%	1.01%	1.08%	1.06%	1.09%
Net investment income (loss)	2.24% A	3.16%	3.11%	2.23%	2.12%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 163,075	$ 128,983	$ 150,967	$ 163,090	$ 180,447	$ 160,777
Portfolio turnover rate F	67% A	74%	83%	43%	46%	68%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. ITotal distributions of $.13 per share is comprised of distributions from net investment income of $.129 and distributions from net realized gain of $.005 per share. JTotal distributions of $.27 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.042 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.41	$ 7.04	$ 8.24	$ 7.76	$ 5.96	$ 13.07
Income from Investment Operations
Net investment income (loss) D	.09	.22	.25	.18	.14	.25
Net realized and unrealized gain (loss)	1.17	.40	(1.19)	.44	1.78	(6.54)
Total from investment operations	1.26	.62	(.94)	.62	1.92	(6.29)
Distributions from net investment income	(.23)	(.25)	(.22)	(.14)	(.12)	(.20)
Distributions from net realized gain	(.04)	-	(.03)	(.01)	-	(.62)
Total distributions	(.27)	(.25)	(.26) J	(.14) I	(.12)	(.82)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 8.40	$ 7.41	$ 7.04	$ 8.24	$ 7.76	$ 5.96
Total Return B, C	17.52%	9.22%	(11.83)%	8.05%	33.06%	(51.27)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.10% A	1.10%	.98%	.98%	.93%	1.02%
Expenses net of fee waivers, if any	1.10% A	1.10%	.98%	.98%	.93%	1.02%
Expenses net of all reductions	1.06% A	1.07%	.96%	.97%	.92%	1.01%
Net investment income (loss)	2.23% A	3.18%	3.17%	2.34%	2.26%	2.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 265	$ 372	$ 473	$ 519	$ 814	$ 1,052
Portfolio turnover rate F	67% A	74%	83%	43%	46%	68%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. ITotal distributions of $.14 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.005 per share. JTotal distributions of $.26 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® International Value Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Value and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies(PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 25,107,432
Gross unrealized depreciation	(7,248,818)
Net unrealized appreciation (depreciation) on securities and other investments	$ 17,858,614

Tax cost	$ 163,920,008

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (17,089,067)
2017	(65,376,972)
2018	(3,571,319)
2019	(31,368,797)
Total with expiration	(117,406,155)
No expiration
Long-term	(5,914,299)
Total capital loss carryforward	$ (123,320,454)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $61,740,605 and $51,251,739, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

performance of International Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .66% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 6,168	$ 374
Class T	.25%	.25%	7,225	68
Class B	.75%	.25%	3,519	2,644
Class C	.75%	.25%	12,609	2,591
			$ 29,521	$ 5,677

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,874
Class T	383
Class B*	957
Class C*	179
$ 3,393

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 7,379.30
Class T	4,648.32
Class B	1,063.30
Class C	3,803.30
International Value	159,222.22
Institutional Class	399.24
	$ 176,514

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $39 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $193 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $63,915. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $252.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $30,546 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 121,166	$ 143,989
Class T	67,016	67,838
Class B	11,860	19,758
Class C	47,865	50,970
International Value	3,862,005	5,163,324
Institutional Class	10,688	17,998
Total	$ 4,120,600	$ 5,463,877
From net realized gain
Class A	$ 25,318	$ -
Class T	15,214	-
Class B	3,861	-
Class C	13,226	-
International Value	727,373	-
Institutional Class	1,960	-
Total	$ 786,952	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	123,369	186,877	$ 949,440	$ 1,294,428
Reinvestment of distributions	17,344	19,578	128,001	128,823
Shares redeemed	(92,640)	(263,913)	(716,410)	(1,814,670)
Net increase (decrease)	48,073	(57,458)	$ 361,031	$ (391,419)
Class T
Shares sold	28,129	87,833	$ 214,860	$ 599,355
Reinvestment of distributions	11,018	10,069	81,425	66,355
Shares redeemed	(27,385)	(85,446)	(210,468)	(585,214)
Net increase (decrease)	11,762	12,456	$ 85,817	$ 80,496
Class B
Shares sold	3,451	2,850	$ 27,407	$ 19,157
Reinvestment of distributions	1,746	2,474	13,011	16,400
Shares redeemed	(14,194)	(40,532)	(111,306)	(279,913)
Net increase (decrease)	(8,997)	(35,208)	$ (70,888)	$ (244,356)

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Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class C
Shares sold	44,476	72,761	$ 341,740	$ 498,768
Reinvestment of distributions	7,487	6,699	55,475	44,283
Shares redeemed	(23,187)	(75,717)	(179,676)	(522,498)
Net increase (decrease)	28,776	3,743	$ 217,539	$ 20,553
International Value
Shares sold	3,384,243	2,278,492	$ 26,621,739	$ 15,694,819
Reinvestment of distributions	602,705	762,294	4,441,937	5,008,269
Shares redeemed	(1,999,927)	(7,089,505)	(15,536,326)	(48,008,194)
Net increase (decrease)	1,987,021	(4,048,719)	$ 15,527,350	$ (27,305,106)
Institutional Class
Shares sold	3,573	18,483	$ 27,639	$ 132,098
Reinvestment of distributions	1,136	1,234	8,383	8,117
Shares redeemed	(23,312)	(36,776)	(180,863)	(254,320)
Net increase (decrease)	(18,603)	(17,059)	$ (144,841)	$ (114,105)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund and VIP FundsManager 60% were the owners of record of approximately 24% and 15%, respectively, of the total outstanding shares of the Fund.

Mutual funds managed by FMR or its affiliates were owners of record, in the aggregate, of approximately 41% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

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Smithfield, RI

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Boston, MA

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Boston, MA

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The Northern Trust Company
Chicago, Illinois

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FIV-USAN-0613
1.827484.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Value

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are classes of Fidelity® International Value Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.41%
Actual		$ 1,000.00	$ 1,174.10	$ 7.60
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.05
Class T	1.68%
Actual		$ 1,000.00	$ 1,171.80	$ 9.05
HypotheticalA		$ 1,000.00	$ 1,016.46	$ 8.40
Class B	2.16%
Actual		$ 1,000.00	$ 1,169.70	$ 11.62
HypotheticalA		$ 1,000.00	$ 1,014.08	$ 10.79
Class C	2.16%
Actual		$ 1,000.00	$ 1,169.40	$ 11.62
HypotheticalA		$ 1,000.00	$ 1,014.08	$ 10.79
International Value	1.08%
Actual		$ 1,000.00	$ 1,174.60	$ 5.82
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41
Institutional Class	1.10%
Actual		$ 1,000.00	$ 1,175.20	$ 5.93
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
United Kingdom 26.6%
Japan 19.2%
Germany 8.9%
Switzerland 8.6%
Australia 8.3%
France 7.8%
Singapore 3.3%
Spain 2.8%
Netherlands 2.4%
Other* 12.1%

* Includes short-term investments and net other assets (liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
United Kingdom 26.3%
Japan 17.2%
Germany 10.3%
Switzerland 9.8%
France 9.8%
Australia 8.3%
Italy 3.3%
Netherlands 2.9%
Singapore 2.5%
Other* 9.6%

* Includes short-term investments and net other assets (liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.9	99.0
Short-Term Investments and Net Other Assets (Liabilities)	2.1	1.0
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class A sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	4.0	4.6
Sanofi SA (France, Pharmaceuticals)	3.7	3.5
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	3.6	2.6
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	3.2	3.0
Novartis AG (Switzerland, Pharmaceuticals)	2.8	0.0
Westpac Banking Corp. (Australia, Commercial Banks)	2.7	0.0
Sumitomo Mitsui Financial Group, Inc. (Japan, Commercial Banks)	2.5	1.7
Australia & New Zealand Banking Group Ltd. (Australia, Commercial Banks)	2.4	2.1
Allianz AG (Germany, Insurance)	1.9	1.7
BNP Paribas SA (France, Commercial Banks)	1.6	1.9
	28.4
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	34.8	32.5
Health Care	12.1	11.9
Consumer Discretionary	8.6	8.6
Telecommunication Services	8.5	6.8
Energy	7.7	11.1
Industrials	6.3	7.7
Consumer Staples	6.2	7.5
Materials	6.0	5.6
Utilities	5.4	6.0
Information Technology	2.3	1.3

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Australia - 8.3%
Ansell Ltd.	37,266	$ 610,412
Australia & New Zealand Banking Group Ltd.	127,048	4,193,667
Telstra Corp. Ltd.	300,996	1,553,972
Transurban Group unit	133,440	943,460
Westfield Group unit	159,475	1,926,068
Westpac Banking Corp.	133,480	4,677,201
Woolworths Ltd.	18,249	688,831
TOTAL AUSTRALIA		14,593,611
Bailiwick of Jersey - 1.0%
Informa PLC	92,952	690,170
Wolseley PLC	20,884	1,032,570
TOTAL BAILIWICK OF JERSEY		1,722,740
Belgium - 0.7%
KBC Groupe SA	29,039	1,139,639
Bermuda - 0.5%
Hongkong Land Holdings Ltd.	112,000	813,120
Cayman Islands - 0.6%
ENN Energy Holdings Ltd.	188,000	1,087,762
Denmark - 0.6%
TDC A/S	122,547	994,040
Finland - 0.9%
Sampo Oyj (A Shares) (d)	38,534	1,537,645
France - 7.8%
Arkema SA	9,339	874,951
Atos Origin SA	14,473	1,007,332
BNP Paribas SA	51,907	2,892,266
Pernod Ricard SA	6,057	749,816
PPR SA	4,642	1,021,224
Sanofi SA	59,603	6,444,013
Schneider Electric SA (d)	9,900	754,889
TOTAL FRANCE		13,744,491
Germany - 8.2%
Allianz AG (d)	22,916	3,381,582
BASF AG	9,450	882,612
Bayer AG (d)	19,390	2,022,935
Bayerische Motoren Werke AG (BMW)	16,808	1,550,577
Deutsche Bank AG	28,400	1,307,338
Deutsche Post AG	40,954	971,897
Common Stocks - continued
	Shares	Value
Germany - continued
Fresenius SE & Co. KGaA	7,900	$ 990,660
HeidelbergCement Finance AG	11,393	820,269
Lanxess AG	6,100	444,247
Siemens AG	14,923	1,559,259
Telefonica Deutschland Holding AG	60,543	480,466
TOTAL GERMANY		14,411,842
Hong Kong - 0.9%
Hysan Development Co. Ltd.	184,000	911,683
Wing Hang Bank Ltd.	56,000	588,494
TOTAL HONG KONG		1,500,177
Italy - 2.1%
Enel SpA	278,735	1,077,747
ENI SpA	110,784	2,644,015
TOTAL ITALY		3,721,762
Japan - 19.2%
AEON Financial Service Co. Ltd.	32,600	977,381
Air Water, Inc.	73,000	1,182,036
Astellas Pharma, Inc.	22,000	1,282,271
Credit Saison Co. Ltd.	22,600	661,086
Daiichi Sankyo Kabushiki Kaisha	42,400	829,629
DENSO Corp.	34,900	1,564,939
Hitachi Ltd.	147,000	939,454
Hoya Corp.	40,100	803,458
Itochu Corp.	110,400	1,368,899
Japan Retail Fund Investment Corp.	318	753,812
Japan Tobacco, Inc.	43,400	1,640,574
JSR Corp.	53,600	1,233,874
Kansai Electric Power Co., Inc.	75,900	927,296
KDDI Corp.	5,500	264,480
Mitsubishi Corp.	60,600	1,090,937
Nissan Motor Co. Ltd.	173,100	1,805,832
Nitto Denko Corp.	15,200	998,633
ORIX Corp.	91,800	1,408,607
Santen Pharmaceutical Co. Ltd.	21,900	1,099,270
Sekisui House Ltd.	76,000	1,139,190
Seven & i Holdings Co. Ltd.	42,400	1,630,966
Seven Bank Ltd.	226,600	804,640
Shinsei Bank Ltd.	431,000	1,209,689
Softbank Corp.	22,700	1,125,782
Sumitomo Mitsui Financial Group, Inc.	91,000	4,301,329
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Realty & Development Co. Ltd.	15,000	$ 708,920
Toshiba Corp.	233,000	1,284,803
USS Co. Ltd.	5,310	681,191
TOTAL JAPAN		33,718,978
Netherlands - 2.4%
ING Groep NV (Certificaten Van Aandelen) (a)	145,600	1,199,430
Koninklijke Philips Electronics NV	52,713	1,458,993
Unilever NV (Certificaten Van Aandelen) (Bearer)	37,031	1,577,940
TOTAL NETHERLANDS		4,236,363
Norway - 1.1%
DnB ASA	10,600	173,251
Telenor ASA	78,377	1,761,495
TOTAL NORWAY		1,934,746
Singapore - 3.3%
Ascendas Real Estate Investment Trust	384,000	857,352
ComfortDelgro Corp. Ltd.	434,000	699,432
Singapore Telecommunications Ltd.	604,000	1,927,190
United Overseas Bank Ltd.	107,480	1,863,033
UOL Group Ltd.	73,000	422,579
TOTAL SINGAPORE		5,769,586
Spain - 2.8%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	264,932	2,596,334
Iberdrola SA	243,734	1,312,831
Repsol YPF SA	43,804	1,026,841
TOTAL SPAIN		4,936,006
Sweden - 1.6%
Svenska Cellulosa AB (SCA) (B Shares)	34,636	899,428
Svenska Handelsbanken AB (A Shares)	41,932	1,904,750
TOTAL SWEDEN		2,804,178
Switzerland - 8.6%
Nestle SA	16,335	1,164,890
Novartis AG	66,558	4,927,128
Roche Holding AG (participation certificate)	7,735	1,933,334
Swisscom AG	2,445	1,151,238
Syngenta AG (Switzerland)	3,884	1,660,485
Common Stocks - continued
	Shares	Value
Switzerland - continued
UBS AG (NY Shares)	107,758	$ 1,917,015
Zurich Insurance Group AG	8,616	2,405,586
TOTAL SWITZERLAND		15,159,676
United Kingdom - 26.6%
Barclays PLC	528,760	2,359,580
BHP Billiton PLC	89,660	2,522,386
BP PLC sponsored ADR	63,813	2,782,247
British American Tobacco PLC (United Kingdom)	24,760	1,372,577
British Land Co. PLC	132,916	1,227,435
Bunzl PLC	57,725	1,146,843
Centrica PLC	244,303	1,407,901
Compass Group PLC	91,786	1,207,617
GlaxoSmithKline PLC sponsored ADR	25,385	1,310,881
HSBC Holdings PLC sponsored ADR	115,380	6,329,747
Imperial Tobacco Group PLC	17,006	607,574
ITV PLC	470,296	919,743
Kingfisher PLC	215,568	1,048,423
Legal & General Group PLC	597,288	1,572,616
National Grid PLC	195,858	2,496,643
Next PLC	12,300	832,839
Prudential PLC	87,936	1,512,022
Reed Elsevier PLC	114,174	1,333,688
Royal Dutch Shell PLC Class A sponsored ADR	102,144	6,942,730
SABMiller PLC	11,300	608,821
Scottish & Southern Energy PLC	60,834	1,471,310
Vodafone Group PLC sponsored ADR	185,208	5,665,513
TOTAL UNITED KINGDOM		46,679,136
TOTAL COMMON STOCKS (Cost $151,100,237)		170,505,498
Nonconvertible Preferred Stocks - 0.7%

Germany - 0.7%
Volkswagen AG (d) (Cost $1,140,600)	6,259	1,268,565
Money Market Funds - 5.7%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	1,106,359	$ 1,106,359
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	8,898,200	8,898,200
TOTAL MONEY MARKET FUNDS (Cost $10,004,559)		10,004,559
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $162,245,396)		181,778,622
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(6,251,258)
NET ASSETS - 100%		$ 175,527,364
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,204
Fidelity Securities Lending Cash Central Fund	63,915
Total	$ 65,119
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 15,063,998	$ 9,872,846	$ 5,191,152	$ -
Consumer Staples	10,941,417	3,554,470	7,386,947	-
Energy	13,395,833	10,751,818	2,644,015	-
Financials	60,534,897	43,331,063	17,203,834	-
Health Care	21,450,533	6,868,222	14,582,311	-
Industrials	11,027,179	5,549,091	5,478,088	-
Information Technology	4,035,047	1,007,332	3,027,715	-
Materials	10,619,493	3,022,079	7,597,414	-
Telecommunication Services	14,924,176	13,533,914	1,390,262	-
Utilities	9,781,490	6,357,551	3,423,939	-
Money Market Funds	10,004,559	10,004,559	-	-
Total Investments in Securities:	$ 181,778,622	$ 113,852,945	$ 67,925,677	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 18,641,520
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,473,011) - See accompanying schedule: Unaffiliated issuers (cost $152,240,837)	$ 171,774,063
Fidelity Central Funds (cost $10,004,559)	10,004,559
Total Investments (cost $162,245,396)		$ 181,778,622
Foreign currency held at value (cost $132,518)		133,189
Receivable for investments sold		2,816,406
Receivable for fund shares sold		1,319,471
Dividends receivable		861,031
Distributions receivable from Fidelity Central Funds		16,049
Prepaid expenses		86
Receivable from investment adviser for expense reductions		252
Other receivables		14,270
Total assets		186,939,376

Liabilities
Payable to custodian bank	$ 1,400
Payable for investments purchased	2,236,793
Payable for fund shares redeemed	88,592
Accrued management fee	95,018
Distribution and service plan fees payable	5,190
Other affiliated payables	37,764
Other payables and accrued expenses	49,055
Collateral on securities loaned, at value	8,898,200
Total liabilities		11,412,012

Net Assets		$ 175,527,364
Net Assets consist of:
Paid in capital		$ 274,963,190
Undistributed net investment income		1,401,311
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(120,366,595)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		19,529,458
Net Assets		$ 175,527,364

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,507,510 ÷ 655,737 shares)	$ 8.40

Maximum offering price per share (100/94.25 of $8.40)	$ 8.91
Class T: Net Asset Value and redemption price per share ($3,161,449 ÷ 376,694 shares)	$ 8.39

Maximum offering price per share (100/96.50 of $8.39)	$ 8.69
Class B: Net Asset Value and offering price per share ($714,105 ÷ 84,511 shares)A	$ 8.45

Class C: Net Asset Value and offering price per share ($2,804,447 ÷ 333,649 shares)A	$ 8.41

International Value: Net Asset Value, offering price and redemption price per share ($163,074,810 ÷ 19,425,295 shares)	$ 8.39

Institutional Class: Net Asset Value, offering price and redemption price per share ($265,043 ÷ 31,534 shares)	$ 8.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 2,616,295
Income from Fidelity Central Funds		65,119
Income before foreign taxes withheld		2,681,414
Less foreign taxes withheld		(164,132)
Total income		2,517,282

Expenses
Management fee Basic fee	$ 539,789
Performance adjustment	(31,552)
Transfer agent fees	176,514
Distribution and service plan fees	29,521
Accounting and security lending fees	39,808
Custodian fees and expenses	42,568
Independent trustees' compensation	471
Registration fees	34,812
Audit	30,389
Legal	278
Miscellaneous	546
Total expenses before reductions	863,144
Expense reductions	(30,798)	832,346
Net investment income (loss)		1,684,936
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,048,657
Foreign currency transactions	(14,908)
Total net realized gain (loss)		5,033,749
Change in net unrealized appreciation (depreciation) on: Investment securities	18,254,655
Assets and liabilities in foreign currencies	5,195
Total change in net unrealized appreciation (depreciation)		18,259,850
Net gain (loss)		23,293,599
Net increase (decrease) in net assets resulting from operations		$ 24,978,535

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,684,936	$ 4,504,170
Net realized gain (loss)	5,033,749	(6,022,570)
Change in net unrealized appreciation (depreciation)	18,259,850	12,827,702
Net increase (decrease) in net assets resulting from operations	24,978,535	11,309,302
Distributions to shareholders from net investment income	(4,120,600)	(5,463,877)
Distributions to shareholders from net realized gain	(786,952)	-
Total distributions	(4,907,552)	(5,463,877)
Share transactions - net increase (decrease)	15,976,008	(27,953,937)
Redemption fees	2,237	2,109
Total increase (decrease) in net assets	36,049,228	(22,106,403)

Net Assets
Beginning of period	139,478,136	161,584,539
End of period (including undistributed net investment income of $1,401,311 and undistributed net investment income of $3,836,975, respectively)	$ 175,527,364	$ 139,478,136

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.39	$ 7.02	$ 8.22	$ 7.75	$ 5.93	$ 13.02
Income from Investment Operations
Net investment income (loss) E	.07	.20	.22	.15	.12	.21
Net realized and unrealized gain (loss)	1.18	.39	(1.19)	.44	1.78	(6.53)
Total from investment operations	1.25	.59	(.97)	.59	1.90	(6.32)
Distributions from net investment income	(.20)	(.22)	(.19)	(.11)	(.08)	(.15)
Distributions from net realized gain	(.04)	-	(.03)	(.01)	-	(.62)
Total distributions	(.24)	(.22)	(.23) J	(.12)	(.08)	(.77)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 8.40	$ 7.39	$ 7.02	$ 8.22	$ 7.75	$ 5.93
Total Return B, C, D	17.41%	8.82%	(12.19)%	7.60%	32.71%	(51.50)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.41% A	1.44%	1.36%	1.40%	1.34%	1.42%
Expenses net of fee waivers, if any	1.41% A	1.44%	1.36%	1.40%	1.34%	1.42%
Expenses net of all reductions	1.37% A	1.41%	1.34%	1.38%	1.32%	1.41%
Net investment income (loss)	1.92% A	2.85%	2.79%	1.93%	1.86%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,508	$ 4,491	$ 4,668	$ 4,699	$ 4,456	$ 2,854
Portfolio turnover rate G	67% A	74%	83%	43%	46%	68%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.23 per share is comprised of distributions from net investment income of $.191 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.38	$ 7.00	$ 8.20	$ 7.73	$ 5.91	$ 12.99
Income from Investment Operations
Net investment income (loss) E	.06	.18	.20	.13	.10	.18
Net realized and unrealized gain (loss)	1.18	.40	(1.19)	.44	1.77	(6.50)
Total from investment operations	1.24	.58	(.99)	.57	1.87	(6.32)
Distributions from net investment income	(.19)	(.20)	(.17)	(.09)	(.05)	(.14)
Distributions from net realized gain	(.04)	-	(.03)	(.01)	-	(.62)
Total distributions	(.23)	(.20)	(.21) J	(.10)	(.05)	(.76)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 8.39	$ 7.38	$ 7.00	$ 8.20	$ 7.73	$ 5.91
Total Return B, C, D	17.18%	8.60%	(12.42)%	7.32%	32.14%	(51.60)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.68% A	1.71%	1.63%	1.67%	1.60%	1.67%
Expenses net of fee waivers, if any	1.68% A	1.70%	1.62%	1.67%	1.60%	1.67%
Expenses net of all reductions	1.64% A	1.67%	1.60%	1.65%	1.59%	1.66%
Net investment income (loss)	1.65% A	2.58%	2.52%	1.65%	1.59%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,161	$ 2,693	$ 2,468	$ 2,276	$ 2,395	$ 2,087
Portfolio turnover rate G	67% A	74%	83%	43%	46%	68%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.21 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.39	$ 7.00	$ 8.20	$ 7.74	$ 5.88	$ 12.93
Income from Investment Operations
Net investment income (loss) E	.05	.14	.17	.09	.07	.13
Net realized and unrealized gain (loss)	1.18	.41	(1.20)	.44	1.79	(6.48)
Total from investment operations	1.23	.55	(1.03)	.53	1.86	(6.35)
Distributions from net investment income	(.13)	(.16)	(.13)	(.06)	-	(.08)
Distributions from net realized gain	(.04)	-	(.03)	(.01)	-	(.62)
Total distributions	(.17)	(.16)	(.17) J	(.07)	-	(.70)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 8.45	$ 7.39	$ 7.00	$ 8.20	$ 7.74	$ 5.88
Total Return B, C, D	16.97%	8.07%	(12.88)%	6.82%	31.63%	(51.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.16% A	2.19%	2.11%	2.15%	2.08%	2.18%
Expenses net of fee waivers, if any	2.16% A	2.19%	2.11%	2.15%	2.08%	2.18%
Expenses net of all reductions	2.12% A	2.16%	2.09%	2.13%	2.07%	2.17%
Net investment income (loss)	1.17% A	2.09%	2.04%	1.18%	1.11%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 714	$ 691	$ 901	$ 1,216	$ 1,076	$ 931
Portfolio turnover rate G	67% A	74%	83%	43%	46%	68%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.17 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.38	$ 7.00	$ 8.20	$ 7.73	$ 5.88	$ 12.92
Income from Investment Operations
Net investment income (loss) E	.05	.14	.16	.09	.07	.13
Net realized and unrealized gain (loss)	1.17	.41	(1.19)	.44	1.78	(6.47)
Total from investment operations	1.22	.55	(1.03)	.53	1.85	(6.34)
Distributions from net investment income	(.15)	(.17)	(.14)	(.05)	-	(.08)
Distributions from net realized gain	(.04)	-	(.03)	(.01)	-	(.62)
Total distributions	(.19)	(.17)	(.17)	(.06)	-	(.70)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 8.41	$ 7.38	$ 7.00	$ 8.20	$ 7.73	$ 5.88
Total Return B, C, D	16.94%	8.12%	(12.84)%	6.84%	31.46%	(51.80)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.16% A	2.19%	2.12%	2.15%	2.08%	2.17%
Expenses net of fee waivers, if any	2.16% A	2.19%	2.11%	2.15%	2.08%	2.17%
Expenses net of all reductions	2.12% A	2.16%	2.09%	2.13%	2.06%	2.16%
Net investment income (loss)	1.17% A	2.09%	2.04%	1.18%	1.12%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,804	$ 2,249	$ 2,108	$ 2,123	$ 2,108	$ 1,784
Portfolio turnover rate G	67% A	74%	83%	43%	46%	68%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Value

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.40	$ 7.03	$ 8.23	$ 7.75	$ 5.95	$ 13.06
Income from Investment Operations
Net investment income (loss) D	.09	.22	.25	.17	.13	.24
Net realized and unrealized gain (loss)	1.17	.40	(1.20)	.44	1.78	(6.54)
Total from investment operations	1.26	.62	(.95)	.61	1.91	(6.30)
Distributions from net investment income	(.22)	(.25)	(.22)	(.13)	(.11)	(.19)
Distributions from net realized gain	(.04)	-	(.03)	(.01)	-	(.62)
Total distributions	(.27) J	(.25)	(.25)	(.13) I	(.11)	(.81)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 8.39	$ 7.40	$ 7.03	$ 8.23	$ 7.75	$ 5.95
Total Return B, C	17.46%	9.19%	(11.91)%	7.95%	33.09%	(51.34)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.08% A	1.13%	1.04%	1.09%	1.07%	1.10%
Expenses net of fee waivers, if any	1.08% A	1.13%	1.03%	1.09%	1.07%	1.10%
Expenses net of all reductions	1.04% A	1.10%	1.01%	1.08%	1.06%	1.09%
Net investment income (loss)	2.24% A	3.16%	3.11%	2.23%	2.12%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 163,075	$ 128,983	$ 150,967	$ 163,090	$ 180,447	$ 160,777
Portfolio turnover rate F	67% A	74%	83%	43%	46%	68%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. ITotal distributions of $.13 per share is comprised of distributions from net investment income of $.129 and distributions from net realized gain of $.005 per share. JTotal distributions of $.27 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.042 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.41	$ 7.04	$ 8.24	$ 7.76	$ 5.96	$ 13.07
Income from Investment Operations
Net investment income (loss) D	.09	.22	.25	.18	.14	.25
Net realized and unrealized gain (loss)	1.17	.40	(1.19)	.44	1.78	(6.54)
Total from investment operations	1.26	.62	(.94)	.62	1.92	(6.29)
Distributions from net investment income	(.23)	(.25)	(.22)	(.14)	(.12)	(.20)
Distributions from net realized gain	(.04)	-	(.03)	(.01)	-	(.62)
Total distributions	(.27)	(.25)	(.26) J	(.14) I	(.12)	(.82)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 8.40	$ 7.41	$ 7.04	$ 8.24	$ 7.76	$ 5.96
Total Return B, C	17.52%	9.22%	(11.83)%	8.05%	33.06%	(51.27)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.10% A	1.10%	.98%	.98%	.93%	1.02%
Expenses net of fee waivers, if any	1.10% A	1.10%	.98%	.98%	.93%	1.02%
Expenses net of all reductions	1.06% A	1.07%	.96%	.97%	.92%	1.01%
Net investment income (loss)	2.23% A	3.18%	3.17%	2.34%	2.26%	2.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 265	$ 372	$ 473	$ 519	$ 814	$ 1,052
Portfolio turnover rate F	67% A	74%	83%	43%	46%	68%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. ITotal distributions of $.14 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.005 per share. JTotal distributions of $.26 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® International Value Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Value and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies(PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 25,107,432
Gross unrealized depreciation	(7,248,818)
Net unrealized appreciation (depreciation) on securities and other investments	$ 17,858,614

Tax cost	$ 163,920,008

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (17,089,067)
2017	(65,376,972)
2018	(3,571,319)
2019	(31,368,797)
Total with expiration	(117,406,155)
No expiration
Long-term	(5,914,299)
Total capital loss carryforward	$ (123,320,454)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $61,740,605 and $51,251,739, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

performance of International Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .66% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 6,168	$ 374
Class T	.25%	.25%	7,225	68
Class B	.75%	.25%	3,519	2,644
Class C	.75%	.25%	12,609	2,591
			$ 29,521	$ 5,677

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,874
Class T	383
Class B*	957
Class C*	179
$ 3,393

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 7,379.30
Class T	4,648.32
Class B	1,063.30
Class C	3,803.30
International Value	159,222.22
Institutional Class	399.24
	$ 176,514

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $39 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $193 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $63,915. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $252.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $30,546 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 121,166	$ 143,989
Class T	67,016	67,838
Class B	11,860	19,758
Class C	47,865	50,970
International Value	3,862,005	5,163,324
Institutional Class	10,688	17,998
Total	$ 4,120,600	$ 5,463,877
From net realized gain
Class A	$ 25,318	$ -
Class T	15,214	-
Class B	3,861	-
Class C	13,226	-
International Value	727,373	-
Institutional Class	1,960	-
Total	$ 786,952	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	123,369	186,877	$ 949,440	$ 1,294,428
Reinvestment of distributions	17,344	19,578	128,001	128,823
Shares redeemed	(92,640)	(263,913)	(716,410)	(1,814,670)
Net increase (decrease)	48,073	(57,458)	$ 361,031	$ (391,419)
Class T
Shares sold	28,129	87,833	$ 214,860	$ 599,355
Reinvestment of distributions	11,018	10,069	81,425	66,355
Shares redeemed	(27,385)	(85,446)	(210,468)	(585,214)
Net increase (decrease)	11,762	12,456	$ 85,817	$ 80,496
Class B
Shares sold	3,451	2,850	$ 27,407	$ 19,157
Reinvestment of distributions	1,746	2,474	13,011	16,400
Shares redeemed	(14,194)	(40,532)	(111,306)	(279,913)
Net increase (decrease)	(8,997)	(35,208)	$ (70,888)	$ (244,356)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class C
Shares sold	44,476	72,761	$ 341,740	$ 498,768
Reinvestment of distributions	7,487	6,699	55,475	44,283
Shares redeemed	(23,187)	(75,717)	(179,676)	(522,498)
Net increase (decrease)	28,776	3,743	$ 217,539	$ 20,553
International Value
Shares sold	3,384,243	2,278,492	$ 26,621,739	$ 15,694,819
Reinvestment of distributions	602,705	762,294	4,441,937	5,008,269
Shares redeemed	(1,999,927)	(7,089,505)	(15,536,326)	(48,008,194)
Net increase (decrease)	1,987,021	(4,048,719)	$ 15,527,350	$ (27,305,106)
Institutional Class
Shares sold	3,573	18,483	$ 27,639	$ 132,098
Reinvestment of distributions	1,136	1,234	8,383	8,117
Shares redeemed	(23,312)	(36,776)	(180,863)	(254,320)
Net increase (decrease)	(18,603)	(17,059)	$ (144,841)	$ (114,105)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund and VIP FundsManager 60% were the owners of record of approximately 24% and 15%, respectively, of the total outstanding shares of the Fund.

Mutual funds managed by FMR or its affiliates were owners of record, in the aggregate, of approximately 41% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

AFIV-USAN-0613
1.827499.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Value

Fund - Institutional Class

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Institutional Class is
a class of Fidelity®
International Value Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.41%
Actual		$ 1,000.00	$ 1,174.10	$ 7.60
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.05
Class T	1.68%
Actual		$ 1,000.00	$ 1,171.80	$ 9.05
HypotheticalA		$ 1,000.00	$ 1,016.46	$ 8.40
Class B	2.16%
Actual		$ 1,000.00	$ 1,169.70	$ 11.62
HypotheticalA		$ 1,000.00	$ 1,014.08	$ 10.79
Class C	2.16%
Actual		$ 1,000.00	$ 1,169.40	$ 11.62
HypotheticalA		$ 1,000.00	$ 1,014.08	$ 10.79
International Value	1.08%
Actual		$ 1,000.00	$ 1,174.60	$ 5.82
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41
Institutional Class	1.10%
Actual		$ 1,000.00	$ 1,175.20	$ 5.93
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
United Kingdom 26.6%
Japan 19.2%
Germany 8.9%
Switzerland 8.6%
Australia 8.3%
France 7.8%
Singapore 3.3%
Spain 2.8%
Netherlands 2.4%
Other* 12.1%

* Includes short-term investments and net other assets (liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
United Kingdom 26.3%
Japan 17.2%
Germany 10.3%
Switzerland 9.8%
France 9.8%
Australia 8.3%
Italy 3.3%
Netherlands 2.9%
Singapore 2.5%
Other* 9.6%

* Includes short-term investments and net other assets (liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.9	99.0
Short-Term Investments and Net Other Assets (Liabilities)	2.1	1.0
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class A sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	4.0	4.6
Sanofi SA (France, Pharmaceuticals)	3.7	3.5
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	3.6	2.6
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	3.2	3.0
Novartis AG (Switzerland, Pharmaceuticals)	2.8	0.0
Westpac Banking Corp. (Australia, Commercial Banks)	2.7	0.0
Sumitomo Mitsui Financial Group, Inc. (Japan, Commercial Banks)	2.5	1.7
Australia & New Zealand Banking Group Ltd. (Australia, Commercial Banks)	2.4	2.1
Allianz AG (Germany, Insurance)	1.9	1.7
BNP Paribas SA (France, Commercial Banks)	1.6	1.9
	28.4
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	34.8	32.5
Health Care	12.1	11.9
Consumer Discretionary	8.6	8.6
Telecommunication Services	8.5	6.8
Energy	7.7	11.1
Industrials	6.3	7.7
Consumer Staples	6.2	7.5
Materials	6.0	5.6
Utilities	5.4	6.0
Information Technology	2.3	1.3

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Australia - 8.3%
Ansell Ltd.	37,266	$ 610,412
Australia & New Zealand Banking Group Ltd.	127,048	4,193,667
Telstra Corp. Ltd.	300,996	1,553,972
Transurban Group unit	133,440	943,460
Westfield Group unit	159,475	1,926,068
Westpac Banking Corp.	133,480	4,677,201
Woolworths Ltd.	18,249	688,831
TOTAL AUSTRALIA		14,593,611
Bailiwick of Jersey - 1.0%
Informa PLC	92,952	690,170
Wolseley PLC	20,884	1,032,570
TOTAL BAILIWICK OF JERSEY		1,722,740
Belgium - 0.7%
KBC Groupe SA	29,039	1,139,639
Bermuda - 0.5%
Hongkong Land Holdings Ltd.	112,000	813,120
Cayman Islands - 0.6%
ENN Energy Holdings Ltd.	188,000	1,087,762
Denmark - 0.6%
TDC A/S	122,547	994,040
Finland - 0.9%
Sampo Oyj (A Shares) (d)	38,534	1,537,645
France - 7.8%
Arkema SA	9,339	874,951
Atos Origin SA	14,473	1,007,332
BNP Paribas SA	51,907	2,892,266
Pernod Ricard SA	6,057	749,816
PPR SA	4,642	1,021,224
Sanofi SA	59,603	6,444,013
Schneider Electric SA (d)	9,900	754,889
TOTAL FRANCE		13,744,491
Germany - 8.2%
Allianz AG (d)	22,916	3,381,582
BASF AG	9,450	882,612
Bayer AG (d)	19,390	2,022,935
Bayerische Motoren Werke AG (BMW)	16,808	1,550,577
Deutsche Bank AG	28,400	1,307,338
Deutsche Post AG	40,954	971,897
Common Stocks - continued
	Shares	Value
Germany - continued
Fresenius SE & Co. KGaA	7,900	$ 990,660
HeidelbergCement Finance AG	11,393	820,269
Lanxess AG	6,100	444,247
Siemens AG	14,923	1,559,259
Telefonica Deutschland Holding AG	60,543	480,466
TOTAL GERMANY		14,411,842
Hong Kong - 0.9%
Hysan Development Co. Ltd.	184,000	911,683
Wing Hang Bank Ltd.	56,000	588,494
TOTAL HONG KONG		1,500,177
Italy - 2.1%
Enel SpA	278,735	1,077,747
ENI SpA	110,784	2,644,015
TOTAL ITALY		3,721,762
Japan - 19.2%
AEON Financial Service Co. Ltd.	32,600	977,381
Air Water, Inc.	73,000	1,182,036
Astellas Pharma, Inc.	22,000	1,282,271
Credit Saison Co. Ltd.	22,600	661,086
Daiichi Sankyo Kabushiki Kaisha	42,400	829,629
DENSO Corp.	34,900	1,564,939
Hitachi Ltd.	147,000	939,454
Hoya Corp.	40,100	803,458
Itochu Corp.	110,400	1,368,899
Japan Retail Fund Investment Corp.	318	753,812
Japan Tobacco, Inc.	43,400	1,640,574
JSR Corp.	53,600	1,233,874
Kansai Electric Power Co., Inc.	75,900	927,296
KDDI Corp.	5,500	264,480
Mitsubishi Corp.	60,600	1,090,937
Nissan Motor Co. Ltd.	173,100	1,805,832
Nitto Denko Corp.	15,200	998,633
ORIX Corp.	91,800	1,408,607
Santen Pharmaceutical Co. Ltd.	21,900	1,099,270
Sekisui House Ltd.	76,000	1,139,190
Seven & i Holdings Co. Ltd.	42,400	1,630,966
Seven Bank Ltd.	226,600	804,640
Shinsei Bank Ltd.	431,000	1,209,689
Softbank Corp.	22,700	1,125,782
Sumitomo Mitsui Financial Group, Inc.	91,000	4,301,329
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Realty & Development Co. Ltd.	15,000	$ 708,920
Toshiba Corp.	233,000	1,284,803
USS Co. Ltd.	5,310	681,191
TOTAL JAPAN		33,718,978
Netherlands - 2.4%
ING Groep NV (Certificaten Van Aandelen) (a)	145,600	1,199,430
Koninklijke Philips Electronics NV	52,713	1,458,993
Unilever NV (Certificaten Van Aandelen) (Bearer)	37,031	1,577,940
TOTAL NETHERLANDS		4,236,363
Norway - 1.1%
DnB ASA	10,600	173,251
Telenor ASA	78,377	1,761,495
TOTAL NORWAY		1,934,746
Singapore - 3.3%
Ascendas Real Estate Investment Trust	384,000	857,352
ComfortDelgro Corp. Ltd.	434,000	699,432
Singapore Telecommunications Ltd.	604,000	1,927,190
United Overseas Bank Ltd.	107,480	1,863,033
UOL Group Ltd.	73,000	422,579
TOTAL SINGAPORE		5,769,586
Spain - 2.8%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	264,932	2,596,334
Iberdrola SA	243,734	1,312,831
Repsol YPF SA	43,804	1,026,841
TOTAL SPAIN		4,936,006
Sweden - 1.6%
Svenska Cellulosa AB (SCA) (B Shares)	34,636	899,428
Svenska Handelsbanken AB (A Shares)	41,932	1,904,750
TOTAL SWEDEN		2,804,178
Switzerland - 8.6%
Nestle SA	16,335	1,164,890
Novartis AG	66,558	4,927,128
Roche Holding AG (participation certificate)	7,735	1,933,334
Swisscom AG	2,445	1,151,238
Syngenta AG (Switzerland)	3,884	1,660,485
Common Stocks - continued
	Shares	Value
Switzerland - continued
UBS AG (NY Shares)	107,758	$ 1,917,015
Zurich Insurance Group AG	8,616	2,405,586
TOTAL SWITZERLAND		15,159,676
United Kingdom - 26.6%
Barclays PLC	528,760	2,359,580
BHP Billiton PLC	89,660	2,522,386
BP PLC sponsored ADR	63,813	2,782,247
British American Tobacco PLC (United Kingdom)	24,760	1,372,577
British Land Co. PLC	132,916	1,227,435
Bunzl PLC	57,725	1,146,843
Centrica PLC	244,303	1,407,901
Compass Group PLC	91,786	1,207,617
GlaxoSmithKline PLC sponsored ADR	25,385	1,310,881
HSBC Holdings PLC sponsored ADR	115,380	6,329,747
Imperial Tobacco Group PLC	17,006	607,574
ITV PLC	470,296	919,743
Kingfisher PLC	215,568	1,048,423
Legal & General Group PLC	597,288	1,572,616
National Grid PLC	195,858	2,496,643
Next PLC	12,300	832,839
Prudential PLC	87,936	1,512,022
Reed Elsevier PLC	114,174	1,333,688
Royal Dutch Shell PLC Class A sponsored ADR	102,144	6,942,730
SABMiller PLC	11,300	608,821
Scottish & Southern Energy PLC	60,834	1,471,310
Vodafone Group PLC sponsored ADR	185,208	5,665,513
TOTAL UNITED KINGDOM		46,679,136
TOTAL COMMON STOCKS (Cost $151,100,237)		170,505,498
Nonconvertible Preferred Stocks - 0.7%

Germany - 0.7%
Volkswagen AG (d) (Cost $1,140,600)	6,259	1,268,565
Money Market Funds - 5.7%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	1,106,359	$ 1,106,359
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	8,898,200	8,898,200
TOTAL MONEY MARKET FUNDS (Cost $10,004,559)		10,004,559
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $162,245,396)		181,778,622
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(6,251,258)
NET ASSETS - 100%		$ 175,527,364
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,204
Fidelity Securities Lending Cash Central Fund	63,915
Total	$ 65,119
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 15,063,998	$ 9,872,846	$ 5,191,152	$ -
Consumer Staples	10,941,417	3,554,470	7,386,947	-
Energy	13,395,833	10,751,818	2,644,015	-
Financials	60,534,897	43,331,063	17,203,834	-
Health Care	21,450,533	6,868,222	14,582,311	-
Industrials	11,027,179	5,549,091	5,478,088	-
Information Technology	4,035,047	1,007,332	3,027,715	-
Materials	10,619,493	3,022,079	7,597,414	-
Telecommunication Services	14,924,176	13,533,914	1,390,262	-
Utilities	9,781,490	6,357,551	3,423,939	-
Money Market Funds	10,004,559	10,004,559	-	-
Total Investments in Securities:	$ 181,778,622	$ 113,852,945	$ 67,925,677	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 18,641,520
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,473,011) - See accompanying schedule: Unaffiliated issuers (cost $152,240,837)	$ 171,774,063
Fidelity Central Funds (cost $10,004,559)	10,004,559
Total Investments (cost $162,245,396)		$ 181,778,622
Foreign currency held at value (cost $132,518)		133,189
Receivable for investments sold		2,816,406
Receivable for fund shares sold		1,319,471
Dividends receivable		861,031
Distributions receivable from Fidelity Central Funds		16,049
Prepaid expenses		86
Receivable from investment adviser for expense reductions		252
Other receivables		14,270
Total assets		186,939,376

Liabilities
Payable to custodian bank	$ 1,400
Payable for investments purchased	2,236,793
Payable for fund shares redeemed	88,592
Accrued management fee	95,018
Distribution and service plan fees payable	5,190
Other affiliated payables	37,764
Other payables and accrued expenses	49,055
Collateral on securities loaned, at value	8,898,200
Total liabilities		11,412,012

Net Assets		$ 175,527,364
Net Assets consist of:
Paid in capital		$ 274,963,190
Undistributed net investment income		1,401,311
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(120,366,595)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		19,529,458
Net Assets		$ 175,527,364

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,507,510 ÷ 655,737 shares)	$ 8.40

Maximum offering price per share (100/94.25 of $8.40)	$ 8.91
Class T: Net Asset Value and redemption price per share ($3,161,449 ÷ 376,694 shares)	$ 8.39

Maximum offering price per share (100/96.50 of $8.39)	$ 8.69
Class B: Net Asset Value and offering price per share ($714,105 ÷ 84,511 shares)A	$ 8.45

Class C: Net Asset Value and offering price per share ($2,804,447 ÷ 333,649 shares)A	$ 8.41

International Value: Net Asset Value, offering price and redemption price per share ($163,074,810 ÷ 19,425,295 shares)	$ 8.39

Institutional Class: Net Asset Value, offering price and redemption price per share ($265,043 ÷ 31,534 shares)	$ 8.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 2,616,295
Income from Fidelity Central Funds		65,119
Income before foreign taxes withheld		2,681,414
Less foreign taxes withheld		(164,132)
Total income		2,517,282

Expenses
Management fee Basic fee	$ 539,789
Performance adjustment	(31,552)
Transfer agent fees	176,514
Distribution and service plan fees	29,521
Accounting and security lending fees	39,808
Custodian fees and expenses	42,568
Independent trustees' compensation	471
Registration fees	34,812
Audit	30,389
Legal	278
Miscellaneous	546
Total expenses before reductions	863,144
Expense reductions	(30,798)	832,346
Net investment income (loss)		1,684,936
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,048,657
Foreign currency transactions	(14,908)
Total net realized gain (loss)		5,033,749
Change in net unrealized appreciation (depreciation) on: Investment securities	18,254,655
Assets and liabilities in foreign currencies	5,195
Total change in net unrealized appreciation (depreciation)		18,259,850
Net gain (loss)		23,293,599
Net increase (decrease) in net assets resulting from operations		$ 24,978,535

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,684,936	$ 4,504,170
Net realized gain (loss)	5,033,749	(6,022,570)
Change in net unrealized appreciation (depreciation)	18,259,850	12,827,702
Net increase (decrease) in net assets resulting from operations	24,978,535	11,309,302
Distributions to shareholders from net investment income	(4,120,600)	(5,463,877)
Distributions to shareholders from net realized gain	(786,952)	-
Total distributions	(4,907,552)	(5,463,877)
Share transactions - net increase (decrease)	15,976,008	(27,953,937)
Redemption fees	2,237	2,109
Total increase (decrease) in net assets	36,049,228	(22,106,403)

Net Assets
Beginning of period	139,478,136	161,584,539
End of period (including undistributed net investment income of $1,401,311 and undistributed net investment income of $3,836,975, respectively)	$ 175,527,364	$ 139,478,136

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.39	$ 7.02	$ 8.22	$ 7.75	$ 5.93	$ 13.02
Income from Investment Operations
Net investment income (loss) E	.07	.20	.22	.15	.12	.21
Net realized and unrealized gain (loss)	1.18	.39	(1.19)	.44	1.78	(6.53)
Total from investment operations	1.25	.59	(.97)	.59	1.90	(6.32)
Distributions from net investment income	(.20)	(.22)	(.19)	(.11)	(.08)	(.15)
Distributions from net realized gain	(.04)	-	(.03)	(.01)	-	(.62)
Total distributions	(.24)	(.22)	(.23) J	(.12)	(.08)	(.77)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 8.40	$ 7.39	$ 7.02	$ 8.22	$ 7.75	$ 5.93
Total Return B, C, D	17.41%	8.82%	(12.19)%	7.60%	32.71%	(51.50)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.41% A	1.44%	1.36%	1.40%	1.34%	1.42%
Expenses net of fee waivers, if any	1.41% A	1.44%	1.36%	1.40%	1.34%	1.42%
Expenses net of all reductions	1.37% A	1.41%	1.34%	1.38%	1.32%	1.41%
Net investment income (loss)	1.92% A	2.85%	2.79%	1.93%	1.86%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,508	$ 4,491	$ 4,668	$ 4,699	$ 4,456	$ 2,854
Portfolio turnover rate G	67% A	74%	83%	43%	46%	68%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.23 per share is comprised of distributions from net investment income of $.191 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.38	$ 7.00	$ 8.20	$ 7.73	$ 5.91	$ 12.99
Income from Investment Operations
Net investment income (loss) E	.06	.18	.20	.13	.10	.18
Net realized and unrealized gain (loss)	1.18	.40	(1.19)	.44	1.77	(6.50)
Total from investment operations	1.24	.58	(.99)	.57	1.87	(6.32)
Distributions from net investment income	(.19)	(.20)	(.17)	(.09)	(.05)	(.14)
Distributions from net realized gain	(.04)	-	(.03)	(.01)	-	(.62)
Total distributions	(.23)	(.20)	(.21) J	(.10)	(.05)	(.76)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 8.39	$ 7.38	$ 7.00	$ 8.20	$ 7.73	$ 5.91
Total Return B, C, D	17.18%	8.60%	(12.42)%	7.32%	32.14%	(51.60)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.68% A	1.71%	1.63%	1.67%	1.60%	1.67%
Expenses net of fee waivers, if any	1.68% A	1.70%	1.62%	1.67%	1.60%	1.67%
Expenses net of all reductions	1.64% A	1.67%	1.60%	1.65%	1.59%	1.66%
Net investment income (loss)	1.65% A	2.58%	2.52%	1.65%	1.59%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,161	$ 2,693	$ 2,468	$ 2,276	$ 2,395	$ 2,087
Portfolio turnover rate G	67% A	74%	83%	43%	46%	68%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.21 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.39	$ 7.00	$ 8.20	$ 7.74	$ 5.88	$ 12.93
Income from Investment Operations
Net investment income (loss) E	.05	.14	.17	.09	.07	.13
Net realized and unrealized gain (loss)	1.18	.41	(1.20)	.44	1.79	(6.48)
Total from investment operations	1.23	.55	(1.03)	.53	1.86	(6.35)
Distributions from net investment income	(.13)	(.16)	(.13)	(.06)	-	(.08)
Distributions from net realized gain	(.04)	-	(.03)	(.01)	-	(.62)
Total distributions	(.17)	(.16)	(.17) J	(.07)	-	(.70)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 8.45	$ 7.39	$ 7.00	$ 8.20	$ 7.74	$ 5.88
Total Return B, C, D	16.97%	8.07%	(12.88)%	6.82%	31.63%	(51.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.16% A	2.19%	2.11%	2.15%	2.08%	2.18%
Expenses net of fee waivers, if any	2.16% A	2.19%	2.11%	2.15%	2.08%	2.18%
Expenses net of all reductions	2.12% A	2.16%	2.09%	2.13%	2.07%	2.17%
Net investment income (loss)	1.17% A	2.09%	2.04%	1.18%	1.11%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 714	$ 691	$ 901	$ 1,216	$ 1,076	$ 931
Portfolio turnover rate G	67% A	74%	83%	43%	46%	68%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.17 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.38	$ 7.00	$ 8.20	$ 7.73	$ 5.88	$ 12.92
Income from Investment Operations
Net investment income (loss) E	.05	.14	.16	.09	.07	.13
Net realized and unrealized gain (loss)	1.17	.41	(1.19)	.44	1.78	(6.47)
Total from investment operations	1.22	.55	(1.03)	.53	1.85	(6.34)
Distributions from net investment income	(.15)	(.17)	(.14)	(.05)	-	(.08)
Distributions from net realized gain	(.04)	-	(.03)	(.01)	-	(.62)
Total distributions	(.19)	(.17)	(.17)	(.06)	-	(.70)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 8.41	$ 7.38	$ 7.00	$ 8.20	$ 7.73	$ 5.88
Total Return B, C, D	16.94%	8.12%	(12.84)%	6.84%	31.46%	(51.80)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.16% A	2.19%	2.12%	2.15%	2.08%	2.17%
Expenses net of fee waivers, if any	2.16% A	2.19%	2.11%	2.15%	2.08%	2.17%
Expenses net of all reductions	2.12% A	2.16%	2.09%	2.13%	2.06%	2.16%
Net investment income (loss)	1.17% A	2.09%	2.04%	1.18%	1.12%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,804	$ 2,249	$ 2,108	$ 2,123	$ 2,108	$ 1,784
Portfolio turnover rate G	67% A	74%	83%	43%	46%	68%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Value

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.40	$ 7.03	$ 8.23	$ 7.75	$ 5.95	$ 13.06
Income from Investment Operations
Net investment income (loss) D	.09	.22	.25	.17	.13	.24
Net realized and unrealized gain (loss)	1.17	.40	(1.20)	.44	1.78	(6.54)
Total from investment operations	1.26	.62	(.95)	.61	1.91	(6.30)
Distributions from net investment income	(.22)	(.25)	(.22)	(.13)	(.11)	(.19)
Distributions from net realized gain	(.04)	-	(.03)	(.01)	-	(.62)
Total distributions	(.27) J	(.25)	(.25)	(.13) I	(.11)	(.81)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 8.39	$ 7.40	$ 7.03	$ 8.23	$ 7.75	$ 5.95
Total Return B, C	17.46%	9.19%	(11.91)%	7.95%	33.09%	(51.34)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.08% A	1.13%	1.04%	1.09%	1.07%	1.10%
Expenses net of fee waivers, if any	1.08% A	1.13%	1.03%	1.09%	1.07%	1.10%
Expenses net of all reductions	1.04% A	1.10%	1.01%	1.08%	1.06%	1.09%
Net investment income (loss)	2.24% A	3.16%	3.11%	2.23%	2.12%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 163,075	$ 128,983	$ 150,967	$ 163,090	$ 180,447	$ 160,777
Portfolio turnover rate F	67% A	74%	83%	43%	46%	68%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. ITotal distributions of $.13 per share is comprised of distributions from net investment income of $.129 and distributions from net realized gain of $.005 per share. JTotal distributions of $.27 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.042 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.41	$ 7.04	$ 8.24	$ 7.76	$ 5.96	$ 13.07
Income from Investment Operations
Net investment income (loss) D	.09	.22	.25	.18	.14	.25
Net realized and unrealized gain (loss)	1.17	.40	(1.19)	.44	1.78	(6.54)
Total from investment operations	1.26	.62	(.94)	.62	1.92	(6.29)
Distributions from net investment income	(.23)	(.25)	(.22)	(.14)	(.12)	(.20)
Distributions from net realized gain	(.04)	-	(.03)	(.01)	-	(.62)
Total distributions	(.27)	(.25)	(.26) J	(.14) I	(.12)	(.82)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 8.40	$ 7.41	$ 7.04	$ 8.24	$ 7.76	$ 5.96
Total Return B, C	17.52%	9.22%	(11.83)%	8.05%	33.06%	(51.27)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.10% A	1.10%	.98%	.98%	.93%	1.02%
Expenses net of fee waivers, if any	1.10% A	1.10%	.98%	.98%	.93%	1.02%
Expenses net of all reductions	1.06% A	1.07%	.96%	.97%	.92%	1.01%
Net investment income (loss)	2.23% A	3.18%	3.17%	2.34%	2.26%	2.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 265	$ 372	$ 473	$ 519	$ 814	$ 1,052
Portfolio turnover rate F	67% A	74%	83%	43%	46%	68%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. ITotal distributions of $.14 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.005 per share. JTotal distributions of $.26 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® International Value Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Value and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies(PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 25,107,432
Gross unrealized depreciation	(7,248,818)
Net unrealized appreciation (depreciation) on securities and other investments	$ 17,858,614

Tax cost	$ 163,920,008

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (17,089,067)
2017	(65,376,972)
2018	(3,571,319)
2019	(31,368,797)
Total with expiration	(117,406,155)
No expiration
Long-term	(5,914,299)
Total capital loss carryforward	$ (123,320,454)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $61,740,605 and $51,251,739, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

performance of International Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .66% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 6,168	$ 374
Class T	.25%	.25%	7,225	68
Class B	.75%	.25%	3,519	2,644
Class C	.75%	.25%	12,609	2,591
			$ 29,521	$ 5,677

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,874
Class T	383
Class B*	957
Class C*	179
$ 3,393

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 7,379.30
Class T	4,648.32
Class B	1,063.30
Class C	3,803.30
International Value	159,222.22
Institutional Class	399.24
	$ 176,514

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $39 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $193 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $63,915. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $252.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $30,546 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 121,166	$ 143,989
Class T	67,016	67,838
Class B	11,860	19,758
Class C	47,865	50,970
International Value	3,862,005	5,163,324
Institutional Class	10,688	17,998
Total	$ 4,120,600	$ 5,463,877
From net realized gain
Class A	$ 25,318	$ -
Class T	15,214	-
Class B	3,861	-
Class C	13,226	-
International Value	727,373	-
Institutional Class	1,960	-
Total	$ 786,952	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	123,369	186,877	$ 949,440	$ 1,294,428
Reinvestment of distributions	17,344	19,578	128,001	128,823
Shares redeemed	(92,640)	(263,913)	(716,410)	(1,814,670)
Net increase (decrease)	48,073	(57,458)	$ 361,031	$ (391,419)
Class T
Shares sold	28,129	87,833	$ 214,860	$ 599,355
Reinvestment of distributions	11,018	10,069	81,425	66,355
Shares redeemed	(27,385)	(85,446)	(210,468)	(585,214)
Net increase (decrease)	11,762	12,456	$ 85,817	$ 80,496
Class B
Shares sold	3,451	2,850	$ 27,407	$ 19,157
Reinvestment of distributions	1,746	2,474	13,011	16,400
Shares redeemed	(14,194)	(40,532)	(111,306)	(279,913)
Net increase (decrease)	(8,997)	(35,208)	$ (70,888)	$ (244,356)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class C
Shares sold	44,476	72,761	$ 341,740	$ 498,768
Reinvestment of distributions	7,487	6,699	55,475	44,283
Shares redeemed	(23,187)	(75,717)	(179,676)	(522,498)
Net increase (decrease)	28,776	3,743	$ 217,539	$ 20,553
International Value
Shares sold	3,384,243	2,278,492	$ 26,621,739	$ 15,694,819
Reinvestment of distributions	602,705	762,294	4,441,937	5,008,269
Shares redeemed	(1,999,927)	(7,089,505)	(15,536,326)	(48,008,194)
Net increase (decrease)	1,987,021	(4,048,719)	$ 15,527,350	$ (27,305,106)
Institutional Class
Shares sold	3,573	18,483	$ 27,639	$ 132,098
Reinvestment of distributions	1,136	1,234	8,383	8,117
Shares redeemed	(23,312)	(36,776)	(180,863)	(254,320)
Net increase (decrease)	(18,603)	(17,059)	$ (144,841)	$ (114,105)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund and VIP FundsManager 60% were the owners of record of approximately 24% and 15%, respectively, of the total outstanding shares of the Fund.

Mutual funds managed by FMR or its affiliates were owners of record, in the aggregate, of approximately 41% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

AFIVI-USAN-0613
1.827491.106

Fidelity®

International Growth Fund

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.44%
Actual		$ 1,000.00	$ 1,144.70	$ 7.66
Hypothetical A		$ 1,000.00	$ 1,017.65	$ 7.20
Class T	1.70%
Actual		$ 1,000.00	$ 1,143.20	$ 9.03
Hypothetical A		$ 1,000.00	$ 1,016.36	$ 8.50
Class B	2.20%
Actual		$ 1,000.00	$ 1,141.20	$ 11.68
Hypothetical A		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.20%
Actual		$ 1,000.00	$ 1,140.30	$ 11.67
Hypothetical A		$ 1,000.00	$ 1,013.88	$ 10.99
International Growth	1.17%
Actual		$ 1,000.00	$ 1,145.70	$ 6.22
Hypothetical A		$ 1,000.00	$ 1,018.99	$ 5.86
Institutional Class	1.14%
Actual		$ 1,000.00	$ 1,147.40	$ 6.07
Hypothetical A		$ 1,000.00	$ 1,019.14	$ 5.71

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
United Kingdom 18.3%
United States of America 16.4%
Japan 12.5%
Switzerland 10.7%
Sweden 5.4%
Belgium 4.5%
France 4.0%
Australia 3.8%
Germany 3.1%
Other 21.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
United Kingdom 18.9%
United States of America 18.2%
Japan 10.9%
Switzerland 9.1%
Australia 5.4%
Belgium 4.6%
France 3.6%
Sweden 3.5%
Denmark 3.1%
Other 22.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.6	98.1
Short-Term Investments and Net Other Assets (Liabilities)	1.4	1.9
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	5.2	5.0
Anheuser-Busch InBev SA NV (Belgium, Beverages)	3.6	3.6
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.5	2.3
GlaxoSmithKline PLC sponsored ADR (United Kingdom, Pharmaceuticals)	2.5	2.5
Novo Nordisk A/S Series B sponsored ADR (Denmark, Pharmaceuticals)	2.5	2.7
Linde AG (Germany, Chemicals)	2.3	2.4
DENSO Corp. (Japan, Auto Components)	2.2	1.4
SABMiller PLC (United Kingdom, Beverages)	2.1	1.7
Standard Chartered PLC (United Kingdom) (United Kingdom, Commercial Banks)	2.0	2.0
CSL Ltd. (Australia, Biotechnology)	2.0	1.9
	26.9
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	24.3	24.2
Consumer Discretionary	16.2	14.5
Industrials	15.1	14.5
Financials	11.3	7.2
Health Care	11.2	11.4
Materials	10.4	12.4
Information Technology	6.7	8.4
Energy	3.4	5.5

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Australia - 3.8%
Coca-Cola Amatil Ltd.	238,034	$ 3,736,096
CSL Ltd.	100,699	6,572,687
Newcrest Mining Ltd.	62,782	1,094,097
Sydney Airport unit	371,208	1,331,516
TOTAL AUSTRALIA		12,734,396
Austria - 1.1%
Andritz AG	57,700	3,759,887
Bailiwick of Jersey - 1.5%
Glencore International PLC (d)	458,800	2,258,830
Informa PLC	178,464	1,325,098
Randgold Resources Ltd. sponsored ADR	15,635	1,278,630
TOTAL BAILIWICK OF JERSEY		4,862,558
Belgium - 4.5%
Anheuser-Busch InBev SA NV (d)	125,091	12,017,564
Umicore SA	70,075	3,243,827
TOTAL BELGIUM		15,261,391
Bermuda - 1.0%
Credicorp Ltd. (NY Shares)	10,980	1,653,478
Lazard Ltd. Class A	44,792	1,518,449
TOTAL BERMUDA		3,171,927
Brazil - 0.5%
Arezzo Industria e Comercio SA	47,100	992,496
Iguatemi Empresa de Shopping Centers SA	51,400	614,257
TOTAL BRAZIL		1,606,753
Canada - 0.4%
Agnico Eagle Mines Ltd. (Canada)	20,700	668,186
Goldcorp, Inc.	27,056	800,844
TOTAL CANADA		1,469,030
Cayman Islands - 2.2%
Sands China Ltd.	955,000	5,008,731
Wynn Macau Ltd.	828,000	2,512,761
TOTAL CAYMAN ISLANDS		7,521,492
Denmark - 2.5%
Novo Nordisk A/S Series B sponsored ADR	46,700	8,248,621
Finland - 1.1%
Nokian Tyres PLC	86,408	3,746,132
Common Stocks - continued
	Shares	Value
France - 4.0%
Alstom SA	47,188	$ 1,936,414
Danone SA	59,452	4,541,911
Remy Cointreau SA	13,487	1,570,312
Safran SA	60,900	2,990,742
Sanofi SA	21,495	2,323,945
TOTAL FRANCE		13,363,324
Germany - 3.1%
Deutsche Bank AG	15,500	713,512
Linde AG	41,141	7,780,340
Siemens AG sponsored ADR (d)	17,700	1,849,827
TOTAL GERMANY		10,343,679
Ireland - 1.5%
CRH PLC sponsored ADR	95,900	2,062,809
James Hardie Industries PLC sponsored ADR (d)	57,800	3,031,610
TOTAL IRELAND		5,094,419
Israel - 0.3%
Azrieli Group	32,900	950,750
Italy - 0.6%
Interpump Group SpA	101,851	896,006
Prada SpA	139,700	1,259,256
TOTAL ITALY		2,155,262
Japan - 12.5%
Aozora Bank Ltd.	485,000	1,519,554
Autobacs Seven Co. Ltd.	51,300	864,483
DENSO Corp.	161,700	7,250,734
Fanuc Corp.	16,300	2,460,520
Fast Retailing Co. Ltd.	9,900	3,630,470
Japan Tobacco, Inc.	55,900	2,113,089
Keyence Corp.	13,762	4,367,317
Kobayashi Pharmaceutical Co. Ltd.	16,300	890,550
Mitsui Fudosan Co. Ltd.	147,000	5,002,855
Seven Bank Ltd.	477,800	1,696,633
SHO-BOND Holdings Co. Ltd.	39,000	1,646,054
SMC Corp.	11,100	2,225,246
Unicharm Corp. (d)	41,300	2,670,516
USS Co. Ltd.	30,890	3,962,709
Yamato Kogyo Co. Ltd.	52,900	1,749,643
TOTAL JAPAN		42,050,373
Common Stocks - continued
	Shares	Value
Mexico - 0.5%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	15,355	$ 1,741,103
Netherlands - 2.1%
ASML Holding NV (d)	85,278	6,342,125
D.E. Master Blenders 1753 NV (a)	53,359	846,064
TOTAL NETHERLANDS		7,188,189
Portugal - 1.0%
Jeronimo Martins SGPS SA	139,752	3,328,479
South Africa - 0.5%
Clicks Group Ltd.	243,161	1,549,987
Spain - 1.8%
Inditex SA (d)	34,576	4,646,833
Prosegur Compania de Seguridad SA (Reg.)	268,149	1,497,309
TOTAL SPAIN		6,144,142
Sweden - 5.4%
ASSA ABLOY AB (B Shares) (d)	82,161	3,271,963
Atlas Copco AB (A Shares) (d)	139,609	3,674,913
Fagerhult AB	26,800	711,243
H&M Hennes & Mauritz AB (B Shares)	123,630	4,374,038
Intrum Justitia AB	48,600	1,001,088
SKF AB (B Shares) (d)	80,217	1,866,476
Svenska Handelsbanken AB (A Shares)	28,040	1,273,710
Swedish Match Co. AB (d)	52,500	1,821,001
TOTAL SWEDEN		17,994,432
Switzerland - 10.7%
Nestle SA	242,515	17,294,349
Roche Holding AG (participation certificate)	33,896	8,472,177
Schindler Holding AG:
(participation certificate)	13,837	2,074,508
(Reg.)	2,850	417,170
Swatch Group AG (Bearer)	2,490	1,426,032
UBS AG (NY Shares)	346,061	6,156,425
TOTAL SWITZERLAND		35,840,661
Turkey - 2.7%
Coca-Cola Icecek A/S	124,997	3,486,180
Tupras Turkiye Petrol Rafinelleri A/S	59,687	1,664,677
Turkiye Garanti Bankasi A/S	722,500	3,989,820
TOTAL TURKEY		9,140,677
Common Stocks - continued
	Shares	Value
United Kingdom - 18.3%
Babcock International Group PLC	119,400	$ 1,984,529
Barclays PLC sponsored ADR	99,524	1,789,442
BG Group PLC	351,455	5,920,639
BHP Billiton PLC ADR	66,200	3,742,286
GlaxoSmithKline PLC sponsored ADR	162,300	8,381,172
InterContinental Hotel Group PLC ADR	141,430	4,179,257
Johnson Matthey PLC	80,977	3,049,044
Reckitt Benckiser Group PLC	71,545	5,218,873
Rexam PLC	224,964	1,804,898
Rolls-Royce Group PLC	283,737	4,980,394
Rolls-Royce Group PLC (C Shares) (a)	12,732,812	19,779
Rotork PLC	57,100	2,580,175
SABMiller PLC	128,266	6,910,708
Serco Group PLC	229,782	2,207,624
Shaftesbury PLC	101,633	959,070
Standard Chartered PLC (United Kingdom)	273,483	6,869,256
Unite Group PLC	152,000	821,188
TOTAL UNITED KINGDOM		61,418,334
United States of America - 15.0%
Albemarle Corp.	14,551	891,249
Allergan, Inc.	11,400	1,294,470
Amazon.com, Inc. (a)	5,199	1,319,558
Autoliv, Inc. (d)	42,900	3,278,418
Berkshire Hathaway, Inc. Class B (a)	21,357	2,270,676
BorgWarner, Inc. (a)	37,696	2,946,696
Cummins, Inc.	16,182	1,721,603
FMC Technologies, Inc. (a)	26,852	1,458,064
KLA-Tencor Corp.	30,680	1,664,390
Martin Marietta Materials, Inc. (d)	18,700	1,888,513
MasterCard, Inc. Class A	6,950	3,842,864
Mead Johnson Nutrition Co. Class A	54,400	4,411,296
Mohawk Industries, Inc. (a)	16,500	1,829,520
National Oilwell Varco, Inc.	33,489	2,184,153
Philip Morris International, Inc.	63,808	6,099,407
PriceSmart, Inc.	15,800	1,409,834
ResMed, Inc. (d)	42,000	2,016,840
Solera Holdings, Inc.	23,789	1,369,771
SS&C Technologies Holdings, Inc. (a)	32,200	988,218
Common Stocks - continued
	Shares	Value
United States of America - continued
Union Pacific Corp.	23,700	$ 3,506,652
Visa, Inc. Class A	23,900	4,026,194
TOTAL UNITED STATES OF AMERICA		50,418,386
TOTAL COMMON STOCKS (Cost $292,050,425)		331,104,384
Nonconvertible Preferred Stocks - 0.0%

United Kingdom - 0.0%
Rolls-Royce Group PLC Class C (Cost $49,723)	32,622,303	50,674
Money Market Funds - 14.3%

Fidelity Cash Central Fund, 0.13% (b)	5,275,961	5,275,961
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	42,804,549	42,804,549
TOTAL MONEY MARKET FUNDS (Cost $48,080,510)		48,080,510
TOTAL INVESTMENT PORTFOLIO - 112.9% (Cost $340,180,658)		379,235,568
NET OTHER ASSETS (LIABILITIES) - (12.9)%		(43,376,106)
NET ASSETS - 100%		$ 335,859,462
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,763
Fidelity Securities Lending Cash Central Fund	100,462
Total	$ 107,225
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 54,553,222	$ 38,844,826	$ 15,708,396	$ -
Consumer Staples	81,657,319	46,671,251	34,986,068	-
Energy	11,227,533	11,227,533	-	-
Financials	37,799,075	28,866,521	8,932,554	-
Health Care	37,309,912	34,985,967	2,323,945	-
Industrials	50,662,312	44,330,492	6,331,820	-
Information Technology	22,600,879	18,233,562	4,367,317	-
Materials	35,344,806	33,595,163	1,749,643	-
Money Market Funds	48,080,510	48,080,510	-	-
Total Investments in Securities:	$ 379,235,568	$ 304,835,825	$ 74,399,743	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 28,878,515
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $41,079,568) - See accompanying schedule: Unaffiliated issuers (cost $292,100,148)	$ 331,155,058
Fidelity Central Funds (cost $48,080,510)	48,080,510
Total Investments (cost $340,180,658)		$ 379,235,568
Receivable for investments sold		3,601,742
Receivable for fund shares sold		1,430,209
Dividends receivable		1,827,953
Distributions receivable from Fidelity Central Funds		73,125
Prepaid expenses		177
Receivable from investment adviser for expense reductions		2,050
Other receivables		17,068
Total assets		386,187,892

Liabilities
Payable for investments purchased	$ 6,866,065
Payable for fund shares redeemed	302,061
Accrued management fee	206,360
Distribution and service plan fees payable	25,711
Other affiliated payables	77,497
Other payables and accrued expenses	46,187
Collateral on securities loaned, at value	42,804,549
Total liabilities		50,328,430

Net Assets		$ 335,859,462
Net Assets consist of:
Paid in capital		$ 297,759,811
Undistributed net investment income		1,562,961
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,525,104)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		39,061,794
Net Assets		$ 335,859,462

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($48,508,288 ÷ 4,803,434 shares)	$ 10.10

Maximum offering price per share (100/94.25 of $10.10)	$ 10.72
Class T: Net Asset Value and redemption price per share ($14,779,249 ÷ 1,465,742 shares)	$ 10.08

Maximum offering price per share (100/96.50 of $10.08)	$ 10.45
Class B: Net Asset Value and offering price per share ($1,204,932 ÷ 119,451 shares)A	$ 10.09

Class C: Net Asset Value and offering price per share ($10,087,061 ÷ 1,003,422 shares)A	$ 10.05

International Growth: Net Asset Value, offering price and redemption price per share ($251,474,906 ÷ 24,794,143 shares)	$ 10.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,805,026 ÷ 967,355 shares)	$ 10.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 4,136,685
Income from Fidelity Central Funds		107,225
Income before foreign taxes withheld		4,243,910
Less foreign taxes withheld		(375,087)
Total income		3,868,823

Expenses
Management fee Basic fee	$ 900,277
Performance adjustment	87,806
Transfer agent fees	328,118
Distribution and service plan fees	125,872
Accounting and security lending fees	66,962
Custodian fees and expenses	35,033
Independent trustees' compensation	735
Registration fees	56,338
Audit	33,287
Legal	425
Miscellaneous	805
Total expenses before reductions	1,635,658
Expense reductions	(36,702)	1,598,956
Net investment income (loss)		2,269,867
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,499,472
Foreign currency transactions	(10,403)
Total net realized gain (loss)		3,489,069
Change in net unrealized appreciation (depreciation) on: Investment securities	29,055,832
Assets and liabilities in foreign currencies	14,260
Total change in net unrealized appreciation (depreciation)		29,070,092
Net gain (loss)		32,559,161
Net increase (decrease) in net assets resulting from operations		$ 34,829,028

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,269,867	$ 1,377,708
Net realized gain (loss)	3,489,069	(833,212)
Change in net unrealized appreciation (depreciation)	29,070,092	11,226,981
Net increase (decrease) in net assets resulting from operations	34,829,028	11,771,477
Distributions to shareholders from net investment income	(2,081,336)	(594,738)
Distributions to shareholders from net realized gain	(113,769)	(48,645)
Total distributions	(2,195,105)	(643,383)
Share transactions - net increase (decrease)	110,362,703	115,271,822
Redemption fees	16,565	5,972
Total increase (decrease) in net assets	143,013,191	126,405,888

Net Assets
Beginning of period	192,846,271	66,440,383
End of period (including undistributed net investment income of $1,562,961 and undistributed net investment income of $1,374,430, respectively)	$ 335,859,462	$ 192,846,271

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.91	$ 8.09	$ 8.38	$ 7.01	$ 5.46	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.08	.08	.05	.05	.07
Net realized and unrealized gain (loss)	1.20	.81	(.31)	1.39	1.55	(4.61)
Total from investment operations	1.28	.89	(.23)	1.44	1.60	(4.54)
Distributions from net investment income	(.08)	(.06)	(.05)	(.05)	(.05)	-
Distributions from net realized gain	(.01)	(.01)	(.01)	(.03)	-	-
Total distributions	(.09)	(.07)	(.06)	(.07) K	(.05)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.10	$ 8.91	$ 8.09	$ 8.38	$ 7.01	$ 5.46
Total Return B, C, D	14.47%	11.10%	(2.76)%	20.68%	29.72%	(45.40)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.47% A	1.58%	1.77%	2.13%	2.46%	2.88%
Expenses net of fee waivers, if any	1.44% A	1.45%	1.45%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.42% A	1.44%	1.43%	1.48%	1.47%	1.48%
Net investment income (loss)	1.60% A	.99%	.92%	.74%	.85%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,508	$ 21,874	$ 6,352	$ 3,084	$ 1,452	$ 820
Portfolio turnover rate G	33% A	32%	68%	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.07 per share is comprised of distributions from net investment income of $.046 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.89	$ 8.08	$ 8.38	$ 7.00	$ 5.45	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.06	.06	.04	.03	.05
Net realized and unrealized gain (loss)	1.20	.81	(.31)	1.39	1.55	(4.60)
Total from investment operations	1.26	.87	(.25)	1.43	1.58	(4.55)
Distributions from net investment income	(.07)	(.05)	(.04)	(.02)	(.03)	-
Distributions from net realized gain	(.01)	(.01)	(.01)	(.03)	-	-
Total distributions	(.07) K	(.06)	(.05)	(.05)	(.03)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.08	$ 8.89	$ 8.08	$ 8.38	$ 7.00	$ 5.45
Total Return B, C, D	14.32%	10.82%	(3.03)%	20.47%	29.22%	(45.50)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.74% A	1.85%	2.03%	2.41%	2.67%	3.07%
Expenses net of fee waivers, if any	1.70% A	1.70%	1.70%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.67% A	1.69%	1.68%	1.73%	1.73%	1.73%
Net investment income (loss)	1.35% A	.74%	.67%	.49%	.59%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,779	$ 10,690	$ 2,917	$ 1,034	$ 532	$ 507
Portfolio turnover rate G	33% A	32%	68%	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.07 per share is comprised of distributions from net investment income of $.069 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.88	$ 8.06	$ 8.36	$ 6.98	$ 5.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.02	.01	- J	.01	-J
Net realized and unrealized gain (loss)	1.21	.80	(.30)	1.38	1.55	(4.58)
Total from investment operations	1.25	.82	(.29)	1.38	1.56	(4.58)
Distributions from net investment income	(.03)	-	(.01)	-	-	-
Distributions from net realized gain	(.01)	-	- J	-	-	-
Total distributions	(.04)	-	(.01)	-	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.09	$ 8.88	$ 8.06	$ 8.36	$ 6.98	$ 5.42
Total Return B, C, D	14.12%	10.17%	(3.47)%	19.77%	28.78%	(45.80)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.24% A	2.35%	2.55%	2.87%	3.17%	3.55%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.20%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.18% A	2.19%	2.18%	2.23%	2.23%	2.23%
Net investment income (loss)	.85% A	.24%	.17%	(.01)%	.09%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,205	$ 1,116	$ 473	$ 581	$ 328	$ 642
Portfolio turnover rate G	33% A	32%	68%	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.84	$ 8.03	$ 8.34	$ 6.98	$ 5.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.02	.01	- J	.01	- J
Net realized and unrealized gain (loss)	1.20	.80	(.31)	1.38	1.55	(4.58)
Total from investment operations	1.24	.82	(.30)	1.38	1.56	(4.58)
Distributions from net investment income	(.02)	(.01)	(.01)	-	-	-
Distributions from net realized gain	(.01)	(.01)	(.01)	(.02)	-	-
Total distributions	(.03)	(.01) L	(.01) K	(.02)	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.05	$ 8.84	$ 8.03	$ 8.34	$ 6.98	$ 5.42
Total Return B, C, D	14.03%	10.27%	(3.57)%	19.82%	28.78%	(45.80)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.23% A	2.33%	2.52%	2.89%	3.21%	3.52%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.20%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.18% A	2.19%	2.18%	2.24%	2.23%	2.23%
Net investment income (loss)	.85% A	.24%	.17%	(.01)%	.09%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,087	$ 5,648	$ 2,767	$ 1,261	$ 780	$ 684
Portfolio turnover rate G	33% A	32%	68%	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.01 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of $.005 per share.

L Total distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Growth

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.95	$ 8.12	$ 8.40	$ 7.02	$ 5.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.11	.10	.07	.06	.09
Net realized and unrealized gain (loss)	1.20	.81	(.30)	1.39	1.54	(4.60)
Total from investment operations	1.29	.92	(.20)	1.46	1.60	(4.51)
Distributions from net investment income	(.10)	(.08)	(.07)	(.06)	(.06)	(.01)
Distributions from net realized gain	(.01)	(.01)	(.01)	(.03)	-	-
Total distributions	(.10) K	(.09)	(.08)	(.08) J	(.06)	(.01)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.14	$ 8.95	$ 8.12	$ 8.40	$ 7.02	$ 5.48
Total Return B, C	14.57%	11.41%	(2.47)%	20.97%	29.77%	(45.17)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.17% A	1.28%	1.52%	1.89%	2.19%	2.35%
Expenses net of fee waivers, if any	1.17% A	1.20%	1.20%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.15% A	1.19%	1.18%	1.23%	1.23%	1.23%
Net investment income (loss)	1.88% A	1.24%	1.17%	.99%	1.09%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 251,475	$ 149,526	$ 53,437	$ 28,454	$ 18,254	$ 11,884
Portfolio turnover rate F	33% A	32%	68%	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.025 per share.

K Total distributions of $.10 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.94	$ 8.12	$ 8.40	$ 7.02	$ 5.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.10	.10	.07	.06	.09
Net realized and unrealized gain (loss)	1.22	.81	(.30)	1.39	1.54	(4.60)
Total from investment operations	1.31	.91	(.20)	1.46	1.60	(4.51)
Distributions from net investment income	(.10)	(.08)	(.07)	(.06)	(.06)	(.01)
Distributions from net realized gain	(.01)	(.01)	(.01)	(.03)	-	-
Total distributions	(.11)	(.09)	(.08)	(.08) J	(.06)	(.01)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.14	$ 8.94	$ 8.12	$ 8.40	$ 7.02	$ 5.48
Total Return B, C	14.74%	11.28%	(2.47)%	20.97%	29.77%	(45.17)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.14% A	1.27%	1.50%	1.92%	2.01%	2.56%
Expenses net of fee waivers, if any	1.14% A	1.20%	1.20%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.12% A	1.19%	1.18%	1.23%	1.23%	1.23%
Net investment income (loss)	1.90% A	1.24%	1.17%	.99%	1.09%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,805	$ 3,992	$ 493	$ 113	$ 36	$ 521
Portfolio turnover rate F	33% A	32%	68%	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® International Growth Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Growth and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 46,450,590
Gross unrealized depreciation	(7,657,353)
Net unrealized appreciation (depreciation) on securities and other investments	$ 38,793,237

Tax cost	$ 340,442,331

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (1,819,472)
2017	(2,797,799)
Total with expiration	(4,617,271)
No expiration
Short-term	(1,016,374)
Total capital loss carryforward	$ (5,633,645)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $150,351,871 and $40,950,621, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 41,708	$ 1,661
Class T	.25%	.25%	31,128	238
Class B	.75%	.25%	5,869	4,410
Class C	.75%	.25%	47,167	13,519
			$ 125,872	$ 19,828

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 23,883
Class T	5,155
Class B*	446
Class C*	1,016
$ 30,500

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

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5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 49,575.30
Class T	19,450.31
Class B	1,794.31
Class C	14,336.30
International Growth	235,828.24
Institutional Class	7,135.22
	$ 328,118

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,218 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $302 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $753,914. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $100,462, including $607 from securities loaned to FCM.

8. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2013. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.45%	$ 3,387
Class T	1.70%	2,571
Class B	2.20%	210
Class C	2.20%	1,542
		$ 7,710

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $2,050.

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8. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $26,942 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 226,330	$ 50,503
Class T	86,155	18,666
Class B	4,290	-
Class C	14,481	2,205
International Growth	1,698,830	516,958
Institutional Class	51,250	6,406
Total	$ 2,081,336	$ 594,738
From net realized gain
Class A	$ 13,472	$ 4,810
Class T	6,243	2,196
Class B	631	-
Class C	3,291	1,890
International Growth	87,569	39,262
Institutional Class	2,563	487
Total	$ 113,769	$ 48,645

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	2,595,570	1,901,699	$ 24,661,055	$ 16,560,116
Reinvestment of distributions	24,178	5,422	218,566	42,831
Shares redeemed	(271,575)	(236,851)	(2,572,321)	(2,015,265)
Net increase (decrease)	2,348,173	1,670,270	$ 22,307,300	$ 14,587,682

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Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class T
Shares sold	352,161	941,446	$ 3,328,720	$ 8,178,600
Reinvestment of distributions	10,086	2,626	91,076	20,742
Shares redeemed	(98,685)	(102,766)	(925,421)	(866,637)
Net increase (decrease)	263,562	841,306	$ 2,494,375	$ 7,332,705
Class B
Shares sold	21,216	92,865	$ 199,656	$ 806,549
Reinvestment of distributions	531	-	4,806	-
Shares redeemed	(27,935)	(25,954)	(266,066)	(218,180)
Net increase (decrease)	(6,188)	66,911	$ (61,604)	$ 588,369
Class C
Shares sold	697,925	400,291	$ 6,491,235	$ 3,375,948
Reinvestment of distributions	1,911	510	17,237	4,026
Shares redeemed	(335,199)	(106,475)	(3,219,518)	(879,489)
Net increase (decrease)	364,637	294,326	$ 3,288,954	$ 2,500,485
International Growth
Shares sold	10,443,874	13,301,892	$ 99,787,085	$ 114,028,412
Reinvestment of distributions	192,126	68,821	1,742,585	544,378
Shares redeemed	(2,552,496)	(3,238,606)	(24,166,816)	(27,713,258)
Net increase (decrease)	8,083,504	10,132,107	$ 77,362,854	$ 86,859,532
Institutional Class
Shares sold	689,281	438,656	$ 6,597,904	$ 3,841,370
Reinvestment of distributions	5,682	655	51,476	5,178
Shares redeemed	(173,909)	(53,696)	(1,678,556)	(443,499)
Net increase (decrease)	521,054	385,615	$ 4,970,824	$ 3,403,049

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agent

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

IGF-USAN-0613
1.912352.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Growth

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Class A, Class T,
Class B, and Class C are
classes of Fidelity®
International Growth Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.44%
Actual		$ 1,000.00	$ 1,144.70	$ 7.66
Hypothetical A		$ 1,000.00	$ 1,017.65	$ 7.20
Class T	1.70%
Actual		$ 1,000.00	$ 1,143.20	$ 9.03
Hypothetical A		$ 1,000.00	$ 1,016.36	$ 8.50
Class B	2.20%
Actual		$ 1,000.00	$ 1,141.20	$ 11.68
Hypothetical A		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.20%
Actual		$ 1,000.00	$ 1,140.30	$ 11.67
Hypothetical A		$ 1,000.00	$ 1,013.88	$ 10.99
International Growth	1.17%
Actual		$ 1,000.00	$ 1,145.70	$ 6.22
Hypothetical A		$ 1,000.00	$ 1,018.99	$ 5.86
Institutional Class	1.14%
Actual		$ 1,000.00	$ 1,147.40	$ 6.07
Hypothetical A		$ 1,000.00	$ 1,019.14	$ 5.71

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
United Kingdom 18.3%
United States of America 16.4%
Japan 12.5%
Switzerland 10.7%
Sweden 5.4%
Belgium 4.5%
France 4.0%
Australia 3.8%
Germany 3.1%
Other 21.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
United Kingdom 18.9%
United States of America 18.2%
Japan 10.9%
Switzerland 9.1%
Australia 5.4%
Belgium 4.6%
France 3.6%
Sweden 3.5%
Denmark 3.1%
Other 22.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.6	98.1
Short-Term Investments and Net Other Assets (Liabilities)	1.4	1.9
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	5.2	5.0
Anheuser-Busch InBev SA NV (Belgium, Beverages)	3.6	3.6
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.5	2.3
GlaxoSmithKline PLC sponsored ADR (United Kingdom, Pharmaceuticals)	2.5	2.5
Novo Nordisk A/S Series B sponsored ADR (Denmark, Pharmaceuticals)	2.5	2.7
Linde AG (Germany, Chemicals)	2.3	2.4
DENSO Corp. (Japan, Auto Components)	2.2	1.4
SABMiller PLC (United Kingdom, Beverages)	2.1	1.7
Standard Chartered PLC (United Kingdom) (United Kingdom, Commercial Banks)	2.0	2.0
CSL Ltd. (Australia, Biotechnology)	2.0	1.9
	26.9
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	24.3	24.2
Consumer Discretionary	16.2	14.5
Industrials	15.1	14.5
Financials	11.3	7.2
Health Care	11.2	11.4
Materials	10.4	12.4
Information Technology	6.7	8.4
Energy	3.4	5.5

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Australia - 3.8%
Coca-Cola Amatil Ltd.	238,034	$ 3,736,096
CSL Ltd.	100,699	6,572,687
Newcrest Mining Ltd.	62,782	1,094,097
Sydney Airport unit	371,208	1,331,516
TOTAL AUSTRALIA		12,734,396
Austria - 1.1%
Andritz AG	57,700	3,759,887
Bailiwick of Jersey - 1.5%
Glencore International PLC (d)	458,800	2,258,830
Informa PLC	178,464	1,325,098
Randgold Resources Ltd. sponsored ADR	15,635	1,278,630
TOTAL BAILIWICK OF JERSEY		4,862,558
Belgium - 4.5%
Anheuser-Busch InBev SA NV (d)	125,091	12,017,564
Umicore SA	70,075	3,243,827
TOTAL BELGIUM		15,261,391
Bermuda - 1.0%
Credicorp Ltd. (NY Shares)	10,980	1,653,478
Lazard Ltd. Class A	44,792	1,518,449
TOTAL BERMUDA		3,171,927
Brazil - 0.5%
Arezzo Industria e Comercio SA	47,100	992,496
Iguatemi Empresa de Shopping Centers SA	51,400	614,257
TOTAL BRAZIL		1,606,753
Canada - 0.4%
Agnico Eagle Mines Ltd. (Canada)	20,700	668,186
Goldcorp, Inc.	27,056	800,844
TOTAL CANADA		1,469,030
Cayman Islands - 2.2%
Sands China Ltd.	955,000	5,008,731
Wynn Macau Ltd.	828,000	2,512,761
TOTAL CAYMAN ISLANDS		7,521,492
Denmark - 2.5%
Novo Nordisk A/S Series B sponsored ADR	46,700	8,248,621
Finland - 1.1%
Nokian Tyres PLC	86,408	3,746,132
Common Stocks - continued
	Shares	Value
France - 4.0%
Alstom SA	47,188	$ 1,936,414
Danone SA	59,452	4,541,911
Remy Cointreau SA	13,487	1,570,312
Safran SA	60,900	2,990,742
Sanofi SA	21,495	2,323,945
TOTAL FRANCE		13,363,324
Germany - 3.1%
Deutsche Bank AG	15,500	713,512
Linde AG	41,141	7,780,340
Siemens AG sponsored ADR (d)	17,700	1,849,827
TOTAL GERMANY		10,343,679
Ireland - 1.5%
CRH PLC sponsored ADR	95,900	2,062,809
James Hardie Industries PLC sponsored ADR (d)	57,800	3,031,610
TOTAL IRELAND		5,094,419
Israel - 0.3%
Azrieli Group	32,900	950,750
Italy - 0.6%
Interpump Group SpA	101,851	896,006
Prada SpA	139,700	1,259,256
TOTAL ITALY		2,155,262
Japan - 12.5%
Aozora Bank Ltd.	485,000	1,519,554
Autobacs Seven Co. Ltd.	51,300	864,483
DENSO Corp.	161,700	7,250,734
Fanuc Corp.	16,300	2,460,520
Fast Retailing Co. Ltd.	9,900	3,630,470
Japan Tobacco, Inc.	55,900	2,113,089
Keyence Corp.	13,762	4,367,317
Kobayashi Pharmaceutical Co. Ltd.	16,300	890,550
Mitsui Fudosan Co. Ltd.	147,000	5,002,855
Seven Bank Ltd.	477,800	1,696,633
SHO-BOND Holdings Co. Ltd.	39,000	1,646,054
SMC Corp.	11,100	2,225,246
Unicharm Corp. (d)	41,300	2,670,516
USS Co. Ltd.	30,890	3,962,709
Yamato Kogyo Co. Ltd.	52,900	1,749,643
TOTAL JAPAN		42,050,373
Common Stocks - continued
	Shares	Value
Mexico - 0.5%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	15,355	$ 1,741,103
Netherlands - 2.1%
ASML Holding NV (d)	85,278	6,342,125
D.E. Master Blenders 1753 NV (a)	53,359	846,064
TOTAL NETHERLANDS		7,188,189
Portugal - 1.0%
Jeronimo Martins SGPS SA	139,752	3,328,479
South Africa - 0.5%
Clicks Group Ltd.	243,161	1,549,987
Spain - 1.8%
Inditex SA (d)	34,576	4,646,833
Prosegur Compania de Seguridad SA (Reg.)	268,149	1,497,309
TOTAL SPAIN		6,144,142
Sweden - 5.4%
ASSA ABLOY AB (B Shares) (d)	82,161	3,271,963
Atlas Copco AB (A Shares) (d)	139,609	3,674,913
Fagerhult AB	26,800	711,243
H&M Hennes & Mauritz AB (B Shares)	123,630	4,374,038
Intrum Justitia AB	48,600	1,001,088
SKF AB (B Shares) (d)	80,217	1,866,476
Svenska Handelsbanken AB (A Shares)	28,040	1,273,710
Swedish Match Co. AB (d)	52,500	1,821,001
TOTAL SWEDEN		17,994,432
Switzerland - 10.7%
Nestle SA	242,515	17,294,349
Roche Holding AG (participation certificate)	33,896	8,472,177
Schindler Holding AG:
(participation certificate)	13,837	2,074,508
(Reg.)	2,850	417,170
Swatch Group AG (Bearer)	2,490	1,426,032
UBS AG (NY Shares)	346,061	6,156,425
TOTAL SWITZERLAND		35,840,661
Turkey - 2.7%
Coca-Cola Icecek A/S	124,997	3,486,180
Tupras Turkiye Petrol Rafinelleri A/S	59,687	1,664,677
Turkiye Garanti Bankasi A/S	722,500	3,989,820
TOTAL TURKEY		9,140,677
Common Stocks - continued
	Shares	Value
United Kingdom - 18.3%
Babcock International Group PLC	119,400	$ 1,984,529
Barclays PLC sponsored ADR	99,524	1,789,442
BG Group PLC	351,455	5,920,639
BHP Billiton PLC ADR	66,200	3,742,286
GlaxoSmithKline PLC sponsored ADR	162,300	8,381,172
InterContinental Hotel Group PLC ADR	141,430	4,179,257
Johnson Matthey PLC	80,977	3,049,044
Reckitt Benckiser Group PLC	71,545	5,218,873
Rexam PLC	224,964	1,804,898
Rolls-Royce Group PLC	283,737	4,980,394
Rolls-Royce Group PLC (C Shares) (a)	12,732,812	19,779
Rotork PLC	57,100	2,580,175
SABMiller PLC	128,266	6,910,708
Serco Group PLC	229,782	2,207,624
Shaftesbury PLC	101,633	959,070
Standard Chartered PLC (United Kingdom)	273,483	6,869,256
Unite Group PLC	152,000	821,188
TOTAL UNITED KINGDOM		61,418,334
United States of America - 15.0%
Albemarle Corp.	14,551	891,249
Allergan, Inc.	11,400	1,294,470
Amazon.com, Inc. (a)	5,199	1,319,558
Autoliv, Inc. (d)	42,900	3,278,418
Berkshire Hathaway, Inc. Class B (a)	21,357	2,270,676
BorgWarner, Inc. (a)	37,696	2,946,696
Cummins, Inc.	16,182	1,721,603
FMC Technologies, Inc. (a)	26,852	1,458,064
KLA-Tencor Corp.	30,680	1,664,390
Martin Marietta Materials, Inc. (d)	18,700	1,888,513
MasterCard, Inc. Class A	6,950	3,842,864
Mead Johnson Nutrition Co. Class A	54,400	4,411,296
Mohawk Industries, Inc. (a)	16,500	1,829,520
National Oilwell Varco, Inc.	33,489	2,184,153
Philip Morris International, Inc.	63,808	6,099,407
PriceSmart, Inc.	15,800	1,409,834
ResMed, Inc. (d)	42,000	2,016,840
Solera Holdings, Inc.	23,789	1,369,771
SS&C Technologies Holdings, Inc. (a)	32,200	988,218
Common Stocks - continued
	Shares	Value
United States of America - continued
Union Pacific Corp.	23,700	$ 3,506,652
Visa, Inc. Class A	23,900	4,026,194
TOTAL UNITED STATES OF AMERICA		50,418,386
TOTAL COMMON STOCKS (Cost $292,050,425)		331,104,384
Nonconvertible Preferred Stocks - 0.0%

United Kingdom - 0.0%
Rolls-Royce Group PLC Class C (Cost $49,723)	32,622,303	50,674
Money Market Funds - 14.3%

Fidelity Cash Central Fund, 0.13% (b)	5,275,961	5,275,961
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	42,804,549	42,804,549
TOTAL MONEY MARKET FUNDS (Cost $48,080,510)		48,080,510
TOTAL INVESTMENT PORTFOLIO - 112.9% (Cost $340,180,658)		379,235,568
NET OTHER ASSETS (LIABILITIES) - (12.9)%		(43,376,106)
NET ASSETS - 100%		$ 335,859,462
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,763
Fidelity Securities Lending Cash Central Fund	100,462
Total	$ 107,225
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 54,553,222	$ 38,844,826	$ 15,708,396	$ -
Consumer Staples	81,657,319	46,671,251	34,986,068	-
Energy	11,227,533	11,227,533	-	-
Financials	37,799,075	28,866,521	8,932,554	-
Health Care	37,309,912	34,985,967	2,323,945	-
Industrials	50,662,312	44,330,492	6,331,820	-
Information Technology	22,600,879	18,233,562	4,367,317	-
Materials	35,344,806	33,595,163	1,749,643	-
Money Market Funds	48,080,510	48,080,510	-	-
Total Investments in Securities:	$ 379,235,568	$ 304,835,825	$ 74,399,743	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 28,878,515
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $41,079,568) - See accompanying schedule: Unaffiliated issuers (cost $292,100,148)	$ 331,155,058
Fidelity Central Funds (cost $48,080,510)	48,080,510
Total Investments (cost $340,180,658)		$ 379,235,568
Receivable for investments sold		3,601,742
Receivable for fund shares sold		1,430,209
Dividends receivable		1,827,953
Distributions receivable from Fidelity Central Funds		73,125
Prepaid expenses		177
Receivable from investment adviser for expense reductions		2,050
Other receivables		17,068
Total assets		386,187,892

Liabilities
Payable for investments purchased	$ 6,866,065
Payable for fund shares redeemed	302,061
Accrued management fee	206,360
Distribution and service plan fees payable	25,711
Other affiliated payables	77,497
Other payables and accrued expenses	46,187
Collateral on securities loaned, at value	42,804,549
Total liabilities		50,328,430

Net Assets		$ 335,859,462
Net Assets consist of:
Paid in capital		$ 297,759,811
Undistributed net investment income		1,562,961
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,525,104)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		39,061,794
Net Assets		$ 335,859,462

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($48,508,288 ÷ 4,803,434 shares)	$ 10.10

Maximum offering price per share (100/94.25 of $10.10)	$ 10.72
Class T: Net Asset Value and redemption price per share ($14,779,249 ÷ 1,465,742 shares)	$ 10.08

Maximum offering price per share (100/96.50 of $10.08)	$ 10.45
Class B: Net Asset Value and offering price per share ($1,204,932 ÷ 119,451 shares)A	$ 10.09

Class C: Net Asset Value and offering price per share ($10,087,061 ÷ 1,003,422 shares)A	$ 10.05

International Growth: Net Asset Value, offering price and redemption price per share ($251,474,906 ÷ 24,794,143 shares)	$ 10.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,805,026 ÷ 967,355 shares)	$ 10.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 4,136,685
Income from Fidelity Central Funds		107,225
Income before foreign taxes withheld		4,243,910
Less foreign taxes withheld		(375,087)
Total income		3,868,823

Expenses
Management fee Basic fee	$ 900,277
Performance adjustment	87,806
Transfer agent fees	328,118
Distribution and service plan fees	125,872
Accounting and security lending fees	66,962
Custodian fees and expenses	35,033
Independent trustees' compensation	735
Registration fees	56,338
Audit	33,287
Legal	425
Miscellaneous	805
Total expenses before reductions	1,635,658
Expense reductions	(36,702)	1,598,956
Net investment income (loss)		2,269,867
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,499,472
Foreign currency transactions	(10,403)
Total net realized gain (loss)		3,489,069
Change in net unrealized appreciation (depreciation) on: Investment securities	29,055,832
Assets and liabilities in foreign currencies	14,260
Total change in net unrealized appreciation (depreciation)		29,070,092
Net gain (loss)		32,559,161
Net increase (decrease) in net assets resulting from operations		$ 34,829,028

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,269,867	$ 1,377,708
Net realized gain (loss)	3,489,069	(833,212)
Change in net unrealized appreciation (depreciation)	29,070,092	11,226,981
Net increase (decrease) in net assets resulting from operations	34,829,028	11,771,477
Distributions to shareholders from net investment income	(2,081,336)	(594,738)
Distributions to shareholders from net realized gain	(113,769)	(48,645)
Total distributions	(2,195,105)	(643,383)
Share transactions - net increase (decrease)	110,362,703	115,271,822
Redemption fees	16,565	5,972
Total increase (decrease) in net assets	143,013,191	126,405,888

Net Assets
Beginning of period	192,846,271	66,440,383
End of period (including undistributed net investment income of $1,562,961 and undistributed net investment income of $1,374,430, respectively)	$ 335,859,462	$ 192,846,271

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.91	$ 8.09	$ 8.38	$ 7.01	$ 5.46	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.08	.08	.05	.05	.07
Net realized and unrealized gain (loss)	1.20	.81	(.31)	1.39	1.55	(4.61)
Total from investment operations	1.28	.89	(.23)	1.44	1.60	(4.54)
Distributions from net investment income	(.08)	(.06)	(.05)	(.05)	(.05)	-
Distributions from net realized gain	(.01)	(.01)	(.01)	(.03)	-	-
Total distributions	(.09)	(.07)	(.06)	(.07) K	(.05)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.10	$ 8.91	$ 8.09	$ 8.38	$ 7.01	$ 5.46
Total Return B, C, D	14.47%	11.10%	(2.76)%	20.68%	29.72%	(45.40)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.47% A	1.58%	1.77%	2.13%	2.46%	2.88%
Expenses net of fee waivers, if any	1.44% A	1.45%	1.45%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.42% A	1.44%	1.43%	1.48%	1.47%	1.48%
Net investment income (loss)	1.60% A	.99%	.92%	.74%	.85%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,508	$ 21,874	$ 6,352	$ 3,084	$ 1,452	$ 820
Portfolio turnover rate G	33% A	32%	68%	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.07 per share is comprised of distributions from net investment income of $.046 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.89	$ 8.08	$ 8.38	$ 7.00	$ 5.45	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.06	.06	.04	.03	.05
Net realized and unrealized gain (loss)	1.20	.81	(.31)	1.39	1.55	(4.60)
Total from investment operations	1.26	.87	(.25)	1.43	1.58	(4.55)
Distributions from net investment income	(.07)	(.05)	(.04)	(.02)	(.03)	-
Distributions from net realized gain	(.01)	(.01)	(.01)	(.03)	-	-
Total distributions	(.07) K	(.06)	(.05)	(.05)	(.03)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.08	$ 8.89	$ 8.08	$ 8.38	$ 7.00	$ 5.45
Total Return B, C, D	14.32%	10.82%	(3.03)%	20.47%	29.22%	(45.50)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.74% A	1.85%	2.03%	2.41%	2.67%	3.07%
Expenses net of fee waivers, if any	1.70% A	1.70%	1.70%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.67% A	1.69%	1.68%	1.73%	1.73%	1.73%
Net investment income (loss)	1.35% A	.74%	.67%	.49%	.59%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,779	$ 10,690	$ 2,917	$ 1,034	$ 532	$ 507
Portfolio turnover rate G	33% A	32%	68%	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.07 per share is comprised of distributions from net investment income of $.069 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.88	$ 8.06	$ 8.36	$ 6.98	$ 5.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.02	.01	- J	.01	-J
Net realized and unrealized gain (loss)	1.21	.80	(.30)	1.38	1.55	(4.58)
Total from investment operations	1.25	.82	(.29)	1.38	1.56	(4.58)
Distributions from net investment income	(.03)	-	(.01)	-	-	-
Distributions from net realized gain	(.01)	-	- J	-	-	-
Total distributions	(.04)	-	(.01)	-	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.09	$ 8.88	$ 8.06	$ 8.36	$ 6.98	$ 5.42
Total Return B, C, D	14.12%	10.17%	(3.47)%	19.77%	28.78%	(45.80)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.24% A	2.35%	2.55%	2.87%	3.17%	3.55%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.20%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.18% A	2.19%	2.18%	2.23%	2.23%	2.23%
Net investment income (loss)	.85% A	.24%	.17%	(.01)%	.09%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,205	$ 1,116	$ 473	$ 581	$ 328	$ 642
Portfolio turnover rate G	33% A	32%	68%	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.84	$ 8.03	$ 8.34	$ 6.98	$ 5.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.02	.01	- J	.01	- J
Net realized and unrealized gain (loss)	1.20	.80	(.31)	1.38	1.55	(4.58)
Total from investment operations	1.24	.82	(.30)	1.38	1.56	(4.58)
Distributions from net investment income	(.02)	(.01)	(.01)	-	-	-
Distributions from net realized gain	(.01)	(.01)	(.01)	(.02)	-	-
Total distributions	(.03)	(.01) L	(.01) K	(.02)	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.05	$ 8.84	$ 8.03	$ 8.34	$ 6.98	$ 5.42
Total Return B, C, D	14.03%	10.27%	(3.57)%	19.82%	28.78%	(45.80)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.23% A	2.33%	2.52%	2.89%	3.21%	3.52%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.20%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.18% A	2.19%	2.18%	2.24%	2.23%	2.23%
Net investment income (loss)	.85% A	.24%	.17%	(.01)%	.09%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,087	$ 5,648	$ 2,767	$ 1,261	$ 780	$ 684
Portfolio turnover rate G	33% A	32%	68%	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.01 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of $.005 per share.

L Total distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Growth

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.95	$ 8.12	$ 8.40	$ 7.02	$ 5.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.11	.10	.07	.06	.09
Net realized and unrealized gain (loss)	1.20	.81	(.30)	1.39	1.54	(4.60)
Total from investment operations	1.29	.92	(.20)	1.46	1.60	(4.51)
Distributions from net investment income	(.10)	(.08)	(.07)	(.06)	(.06)	(.01)
Distributions from net realized gain	(.01)	(.01)	(.01)	(.03)	-	-
Total distributions	(.10) K	(.09)	(.08)	(.08) J	(.06)	(.01)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.14	$ 8.95	$ 8.12	$ 8.40	$ 7.02	$ 5.48
Total Return B, C	14.57%	11.41%	(2.47)%	20.97%	29.77%	(45.17)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.17% A	1.28%	1.52%	1.89%	2.19%	2.35%
Expenses net of fee waivers, if any	1.17% A	1.20%	1.20%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.15% A	1.19%	1.18%	1.23%	1.23%	1.23%
Net investment income (loss)	1.88% A	1.24%	1.17%	.99%	1.09%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 251,475	$ 149,526	$ 53,437	$ 28,454	$ 18,254	$ 11,884
Portfolio turnover rate F	33% A	32%	68%	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.025 per share.

K Total distributions of $.10 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.94	$ 8.12	$ 8.40	$ 7.02	$ 5.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.10	.10	.07	.06	.09
Net realized and unrealized gain (loss)	1.22	.81	(.30)	1.39	1.54	(4.60)
Total from investment operations	1.31	.91	(.20)	1.46	1.60	(4.51)
Distributions from net investment income	(.10)	(.08)	(.07)	(.06)	(.06)	(.01)
Distributions from net realized gain	(.01)	(.01)	(.01)	(.03)	-	-
Total distributions	(.11)	(.09)	(.08)	(.08) J	(.06)	(.01)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.14	$ 8.94	$ 8.12	$ 8.40	$ 7.02	$ 5.48
Total Return B, C	14.74%	11.28%	(2.47)%	20.97%	29.77%	(45.17)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.14% A	1.27%	1.50%	1.92%	2.01%	2.56%
Expenses net of fee waivers, if any	1.14% A	1.20%	1.20%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.12% A	1.19%	1.18%	1.23%	1.23%	1.23%
Net investment income (loss)	1.90% A	1.24%	1.17%	.99%	1.09%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,805	$ 3,992	$ 493	$ 113	$ 36	$ 521
Portfolio turnover rate F	33% A	32%	68%	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® International Growth Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Growth and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 46,450,590
Gross unrealized depreciation	(7,657,353)
Net unrealized appreciation (depreciation) on securities and other investments	$ 38,793,237

Tax cost	$ 340,442,331

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (1,819,472)
2017	(2,797,799)
Total with expiration	(4,617,271)
No expiration
Short-term	(1,016,374)
Total capital loss carryforward	$ (5,633,645)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $150,351,871 and $40,950,621, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 41,708	$ 1,661
Class T	.25%	.25%	31,128	238
Class B	.75%	.25%	5,869	4,410
Class C	.75%	.25%	47,167	13,519
			$ 125,872	$ 19,828

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 23,883
Class T	5,155
Class B*	446
Class C*	1,016
$ 30,500

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 49,575.30
Class T	19,450.31
Class B	1,794.31
Class C	14,336.30
International Growth	235,828.24
Institutional Class	7,135.22
	$ 328,118

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,218 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $302 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $753,914. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $100,462, including $607 from securities loaned to FCM.

8. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2013. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.45%	$ 3,387
Class T	1.70%	2,571
Class B	2.20%	210
Class C	2.20%	1,542
		$ 7,710

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $2,050.

Semiannual Report

8. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $26,942 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 226,330	$ 50,503
Class T	86,155	18,666
Class B	4,290	-
Class C	14,481	2,205
International Growth	1,698,830	516,958
Institutional Class	51,250	6,406
Total	$ 2,081,336	$ 594,738
From net realized gain
Class A	$ 13,472	$ 4,810
Class T	6,243	2,196
Class B	631	-
Class C	3,291	1,890
International Growth	87,569	39,262
Institutional Class	2,563	487
Total	$ 113,769	$ 48,645

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	2,595,570	1,901,699	$ 24,661,055	$ 16,560,116
Reinvestment of distributions	24,178	5,422	218,566	42,831
Shares redeemed	(271,575)	(236,851)	(2,572,321)	(2,015,265)
Net increase (decrease)	2,348,173	1,670,270	$ 22,307,300	$ 14,587,682

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class T
Shares sold	352,161	941,446	$ 3,328,720	$ 8,178,600
Reinvestment of distributions	10,086	2,626	91,076	20,742
Shares redeemed	(98,685)	(102,766)	(925,421)	(866,637)
Net increase (decrease)	263,562	841,306	$ 2,494,375	$ 7,332,705
Class B
Shares sold	21,216	92,865	$ 199,656	$ 806,549
Reinvestment of distributions	531	-	4,806	-
Shares redeemed	(27,935)	(25,954)	(266,066)	(218,180)
Net increase (decrease)	(6,188)	66,911	$ (61,604)	$ 588,369
Class C
Shares sold	697,925	400,291	$ 6,491,235	$ 3,375,948
Reinvestment of distributions	1,911	510	17,237	4,026
Shares redeemed	(335,199)	(106,475)	(3,219,518)	(879,489)
Net increase (decrease)	364,637	294,326	$ 3,288,954	$ 2,500,485
International Growth
Shares sold	10,443,874	13,301,892	$ 99,787,085	$ 114,028,412
Reinvestment of distributions	192,126	68,821	1,742,585	544,378
Shares redeemed	(2,552,496)	(3,238,606)	(24,166,816)	(27,713,258)
Net increase (decrease)	8,083,504	10,132,107	$ 77,362,854	$ 86,859,532
Institutional Class
Shares sold	689,281	438,656	$ 6,597,904	$ 3,841,370
Reinvestment of distributions	5,682	655	51,476	5,178
Shares redeemed	(173,909)	(53,696)	(1,678,556)	(443,499)
Net increase (decrease)	521,054	385,615	$ 4,970,824	$ 3,403,049

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

AIGF-USAN-0613
1.853351.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Growth

Fund - Institutional Class

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Institutional Class is
a class of Fidelity®
International Growth Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.44%
Actual		$ 1,000.00	$ 1,144.70	$ 7.66
Hypothetical A		$ 1,000.00	$ 1,017.65	$ 7.20
Class T	1.70%
Actual		$ 1,000.00	$ 1,143.20	$ 9.03
Hypothetical A		$ 1,000.00	$ 1,016.36	$ 8.50
Class B	2.20%
Actual		$ 1,000.00	$ 1,141.20	$ 11.68
Hypothetical A		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.20%
Actual		$ 1,000.00	$ 1,140.30	$ 11.67
Hypothetical A		$ 1,000.00	$ 1,013.88	$ 10.99
International Growth	1.17%
Actual		$ 1,000.00	$ 1,145.70	$ 6.22
Hypothetical A		$ 1,000.00	$ 1,018.99	$ 5.86
Institutional Class	1.14%
Actual		$ 1,000.00	$ 1,147.40	$ 6.07
Hypothetical A		$ 1,000.00	$ 1,019.14	$ 5.71

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
United Kingdom 18.3%
United States of America 16.4%
Japan 12.5%
Switzerland 10.7%
Sweden 5.4%
Belgium 4.5%
France 4.0%
Australia 3.8%
Germany 3.1%
Other 21.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
United Kingdom 18.9%
United States of America 18.2%
Japan 10.9%
Switzerland 9.1%
Australia 5.4%
Belgium 4.6%
France 3.6%
Sweden 3.5%
Denmark 3.1%
Other 22.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.6	98.1
Short-Term Investments and Net Other Assets (Liabilities)	1.4	1.9
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	5.2	5.0
Anheuser-Busch InBev SA NV (Belgium, Beverages)	3.6	3.6
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.5	2.3
GlaxoSmithKline PLC sponsored ADR (United Kingdom, Pharmaceuticals)	2.5	2.5
Novo Nordisk A/S Series B sponsored ADR (Denmark, Pharmaceuticals)	2.5	2.7
Linde AG (Germany, Chemicals)	2.3	2.4
DENSO Corp. (Japan, Auto Components)	2.2	1.4
SABMiller PLC (United Kingdom, Beverages)	2.1	1.7
Standard Chartered PLC (United Kingdom) (United Kingdom, Commercial Banks)	2.0	2.0
CSL Ltd. (Australia, Biotechnology)	2.0	1.9
	26.9
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	24.3	24.2
Consumer Discretionary	16.2	14.5
Industrials	15.1	14.5
Financials	11.3	7.2
Health Care	11.2	11.4
Materials	10.4	12.4
Information Technology	6.7	8.4
Energy	3.4	5.5

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Australia - 3.8%
Coca-Cola Amatil Ltd.	238,034	$ 3,736,096
CSL Ltd.	100,699	6,572,687
Newcrest Mining Ltd.	62,782	1,094,097
Sydney Airport unit	371,208	1,331,516
TOTAL AUSTRALIA		12,734,396
Austria - 1.1%
Andritz AG	57,700	3,759,887
Bailiwick of Jersey - 1.5%
Glencore International PLC (d)	458,800	2,258,830
Informa PLC	178,464	1,325,098
Randgold Resources Ltd. sponsored ADR	15,635	1,278,630
TOTAL BAILIWICK OF JERSEY		4,862,558
Belgium - 4.5%
Anheuser-Busch InBev SA NV (d)	125,091	12,017,564
Umicore SA	70,075	3,243,827
TOTAL BELGIUM		15,261,391
Bermuda - 1.0%
Credicorp Ltd. (NY Shares)	10,980	1,653,478
Lazard Ltd. Class A	44,792	1,518,449
TOTAL BERMUDA		3,171,927
Brazil - 0.5%
Arezzo Industria e Comercio SA	47,100	992,496
Iguatemi Empresa de Shopping Centers SA	51,400	614,257
TOTAL BRAZIL		1,606,753
Canada - 0.4%
Agnico Eagle Mines Ltd. (Canada)	20,700	668,186
Goldcorp, Inc.	27,056	800,844
TOTAL CANADA		1,469,030
Cayman Islands - 2.2%
Sands China Ltd.	955,000	5,008,731
Wynn Macau Ltd.	828,000	2,512,761
TOTAL CAYMAN ISLANDS		7,521,492
Denmark - 2.5%
Novo Nordisk A/S Series B sponsored ADR	46,700	8,248,621
Finland - 1.1%
Nokian Tyres PLC	86,408	3,746,132
Common Stocks - continued
	Shares	Value
France - 4.0%
Alstom SA	47,188	$ 1,936,414
Danone SA	59,452	4,541,911
Remy Cointreau SA	13,487	1,570,312
Safran SA	60,900	2,990,742
Sanofi SA	21,495	2,323,945
TOTAL FRANCE		13,363,324
Germany - 3.1%
Deutsche Bank AG	15,500	713,512
Linde AG	41,141	7,780,340
Siemens AG sponsored ADR (d)	17,700	1,849,827
TOTAL GERMANY		10,343,679
Ireland - 1.5%
CRH PLC sponsored ADR	95,900	2,062,809
James Hardie Industries PLC sponsored ADR (d)	57,800	3,031,610
TOTAL IRELAND		5,094,419
Israel - 0.3%
Azrieli Group	32,900	950,750
Italy - 0.6%
Interpump Group SpA	101,851	896,006
Prada SpA	139,700	1,259,256
TOTAL ITALY		2,155,262
Japan - 12.5%
Aozora Bank Ltd.	485,000	1,519,554
Autobacs Seven Co. Ltd.	51,300	864,483
DENSO Corp.	161,700	7,250,734
Fanuc Corp.	16,300	2,460,520
Fast Retailing Co. Ltd.	9,900	3,630,470
Japan Tobacco, Inc.	55,900	2,113,089
Keyence Corp.	13,762	4,367,317
Kobayashi Pharmaceutical Co. Ltd.	16,300	890,550
Mitsui Fudosan Co. Ltd.	147,000	5,002,855
Seven Bank Ltd.	477,800	1,696,633
SHO-BOND Holdings Co. Ltd.	39,000	1,646,054
SMC Corp.	11,100	2,225,246
Unicharm Corp. (d)	41,300	2,670,516
USS Co. Ltd.	30,890	3,962,709
Yamato Kogyo Co. Ltd.	52,900	1,749,643
TOTAL JAPAN		42,050,373
Common Stocks - continued
	Shares	Value
Mexico - 0.5%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	15,355	$ 1,741,103
Netherlands - 2.1%
ASML Holding NV (d)	85,278	6,342,125
D.E. Master Blenders 1753 NV (a)	53,359	846,064
TOTAL NETHERLANDS		7,188,189
Portugal - 1.0%
Jeronimo Martins SGPS SA	139,752	3,328,479
South Africa - 0.5%
Clicks Group Ltd.	243,161	1,549,987
Spain - 1.8%
Inditex SA (d)	34,576	4,646,833
Prosegur Compania de Seguridad SA (Reg.)	268,149	1,497,309
TOTAL SPAIN		6,144,142
Sweden - 5.4%
ASSA ABLOY AB (B Shares) (d)	82,161	3,271,963
Atlas Copco AB (A Shares) (d)	139,609	3,674,913
Fagerhult AB	26,800	711,243
H&M Hennes & Mauritz AB (B Shares)	123,630	4,374,038
Intrum Justitia AB	48,600	1,001,088
SKF AB (B Shares) (d)	80,217	1,866,476
Svenska Handelsbanken AB (A Shares)	28,040	1,273,710
Swedish Match Co. AB (d)	52,500	1,821,001
TOTAL SWEDEN		17,994,432
Switzerland - 10.7%
Nestle SA	242,515	17,294,349
Roche Holding AG (participation certificate)	33,896	8,472,177
Schindler Holding AG:
(participation certificate)	13,837	2,074,508
(Reg.)	2,850	417,170
Swatch Group AG (Bearer)	2,490	1,426,032
UBS AG (NY Shares)	346,061	6,156,425
TOTAL SWITZERLAND		35,840,661
Turkey - 2.7%
Coca-Cola Icecek A/S	124,997	3,486,180
Tupras Turkiye Petrol Rafinelleri A/S	59,687	1,664,677
Turkiye Garanti Bankasi A/S	722,500	3,989,820
TOTAL TURKEY		9,140,677
Common Stocks - continued
	Shares	Value
United Kingdom - 18.3%
Babcock International Group PLC	119,400	$ 1,984,529
Barclays PLC sponsored ADR	99,524	1,789,442
BG Group PLC	351,455	5,920,639
BHP Billiton PLC ADR	66,200	3,742,286
GlaxoSmithKline PLC sponsored ADR	162,300	8,381,172
InterContinental Hotel Group PLC ADR	141,430	4,179,257
Johnson Matthey PLC	80,977	3,049,044
Reckitt Benckiser Group PLC	71,545	5,218,873
Rexam PLC	224,964	1,804,898
Rolls-Royce Group PLC	283,737	4,980,394
Rolls-Royce Group PLC (C Shares) (a)	12,732,812	19,779
Rotork PLC	57,100	2,580,175
SABMiller PLC	128,266	6,910,708
Serco Group PLC	229,782	2,207,624
Shaftesbury PLC	101,633	959,070
Standard Chartered PLC (United Kingdom)	273,483	6,869,256
Unite Group PLC	152,000	821,188
TOTAL UNITED KINGDOM		61,418,334
United States of America - 15.0%
Albemarle Corp.	14,551	891,249
Allergan, Inc.	11,400	1,294,470
Amazon.com, Inc. (a)	5,199	1,319,558
Autoliv, Inc. (d)	42,900	3,278,418
Berkshire Hathaway, Inc. Class B (a)	21,357	2,270,676
BorgWarner, Inc. (a)	37,696	2,946,696
Cummins, Inc.	16,182	1,721,603
FMC Technologies, Inc. (a)	26,852	1,458,064
KLA-Tencor Corp.	30,680	1,664,390
Martin Marietta Materials, Inc. (d)	18,700	1,888,513
MasterCard, Inc. Class A	6,950	3,842,864
Mead Johnson Nutrition Co. Class A	54,400	4,411,296
Mohawk Industries, Inc. (a)	16,500	1,829,520
National Oilwell Varco, Inc.	33,489	2,184,153
Philip Morris International, Inc.	63,808	6,099,407
PriceSmart, Inc.	15,800	1,409,834
ResMed, Inc. (d)	42,000	2,016,840
Solera Holdings, Inc.	23,789	1,369,771
SS&C Technologies Holdings, Inc. (a)	32,200	988,218
Common Stocks - continued
	Shares	Value
United States of America - continued
Union Pacific Corp.	23,700	$ 3,506,652
Visa, Inc. Class A	23,900	4,026,194
TOTAL UNITED STATES OF AMERICA		50,418,386
TOTAL COMMON STOCKS (Cost $292,050,425)		331,104,384
Nonconvertible Preferred Stocks - 0.0%

United Kingdom - 0.0%
Rolls-Royce Group PLC Class C (Cost $49,723)	32,622,303	50,674
Money Market Funds - 14.3%

Fidelity Cash Central Fund, 0.13% (b)	5,275,961	5,275,961
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	42,804,549	42,804,549
TOTAL MONEY MARKET FUNDS (Cost $48,080,510)		48,080,510
TOTAL INVESTMENT PORTFOLIO - 112.9% (Cost $340,180,658)		379,235,568
NET OTHER ASSETS (LIABILITIES) - (12.9)%		(43,376,106)
NET ASSETS - 100%		$ 335,859,462
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,763
Fidelity Securities Lending Cash Central Fund	100,462
Total	$ 107,225
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 54,553,222	$ 38,844,826	$ 15,708,396	$ -
Consumer Staples	81,657,319	46,671,251	34,986,068	-
Energy	11,227,533	11,227,533	-	-
Financials	37,799,075	28,866,521	8,932,554	-
Health Care	37,309,912	34,985,967	2,323,945	-
Industrials	50,662,312	44,330,492	6,331,820	-
Information Technology	22,600,879	18,233,562	4,367,317	-
Materials	35,344,806	33,595,163	1,749,643	-
Money Market Funds	48,080,510	48,080,510	-	-
Total Investments in Securities:	$ 379,235,568	$ 304,835,825	$ 74,399,743	$ -
The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 28,878,515
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $41,079,568) - See accompanying schedule: Unaffiliated issuers (cost $292,100,148)	$ 331,155,058
Fidelity Central Funds (cost $48,080,510)	48,080,510
Total Investments (cost $340,180,658)		$ 379,235,568
Receivable for investments sold		3,601,742
Receivable for fund shares sold		1,430,209
Dividends receivable		1,827,953
Distributions receivable from Fidelity Central Funds		73,125
Prepaid expenses		177
Receivable from investment adviser for expense reductions		2,050
Other receivables		17,068
Total assets		386,187,892

Liabilities
Payable for investments purchased	$ 6,866,065
Payable for fund shares redeemed	302,061
Accrued management fee	206,360
Distribution and service plan fees payable	25,711
Other affiliated payables	77,497
Other payables and accrued expenses	46,187
Collateral on securities loaned, at value	42,804,549
Total liabilities		50,328,430

Net Assets		$ 335,859,462
Net Assets consist of:
Paid in capital		$ 297,759,811
Undistributed net investment income		1,562,961
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,525,104)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		39,061,794
Net Assets		$ 335,859,462

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($48,508,288 ÷ 4,803,434 shares)	$ 10.10

Maximum offering price per share (100/94.25 of $10.10)	$ 10.72
Class T: Net Asset Value and redemption price per share ($14,779,249 ÷ 1,465,742 shares)	$ 10.08

Maximum offering price per share (100/96.50 of $10.08)	$ 10.45
Class B: Net Asset Value and offering price per share ($1,204,932 ÷ 119,451 shares)A	$ 10.09

Class C: Net Asset Value and offering price per share ($10,087,061 ÷ 1,003,422 shares)A	$ 10.05

International Growth: Net Asset Value, offering price and redemption price per share ($251,474,906 ÷ 24,794,143 shares)	$ 10.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,805,026 ÷ 967,355 shares)	$ 10.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 4,136,685
Income from Fidelity Central Funds		107,225
Income before foreign taxes withheld		4,243,910
Less foreign taxes withheld		(375,087)
Total income		3,868,823

Expenses
Management fee Basic fee	$ 900,277
Performance adjustment	87,806
Transfer agent fees	328,118
Distribution and service plan fees	125,872
Accounting and security lending fees	66,962
Custodian fees and expenses	35,033
Independent trustees' compensation	735
Registration fees	56,338
Audit	33,287
Legal	425
Miscellaneous	805
Total expenses before reductions	1,635,658
Expense reductions	(36,702)	1,598,956
Net investment income (loss)		2,269,867
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,499,472
Foreign currency transactions	(10,403)
Total net realized gain (loss)		3,489,069
Change in net unrealized appreciation (depreciation) on: Investment securities	29,055,832
Assets and liabilities in foreign currencies	14,260
Total change in net unrealized appreciation (depreciation)		29,070,092
Net gain (loss)		32,559,161
Net increase (decrease) in net assets resulting from operations		$ 34,829,028

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,269,867	$ 1,377,708
Net realized gain (loss)	3,489,069	(833,212)
Change in net unrealized appreciation (depreciation)	29,070,092	11,226,981
Net increase (decrease) in net assets resulting from operations	34,829,028	11,771,477
Distributions to shareholders from net investment income	(2,081,336)	(594,738)
Distributions to shareholders from net realized gain	(113,769)	(48,645)
Total distributions	(2,195,105)	(643,383)
Share transactions - net increase (decrease)	110,362,703	115,271,822
Redemption fees	16,565	5,972
Total increase (decrease) in net assets	143,013,191	126,405,888

Net Assets
Beginning of period	192,846,271	66,440,383
End of period (including undistributed net investment income of $1,562,961 and undistributed net investment income of $1,374,430, respectively)	$ 335,859,462	$ 192,846,271

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.91	$ 8.09	$ 8.38	$ 7.01	$ 5.46	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.08	.08	.05	.05	.07
Net realized and unrealized gain (loss)	1.20	.81	(.31)	1.39	1.55	(4.61)
Total from investment operations	1.28	.89	(.23)	1.44	1.60	(4.54)
Distributions from net investment income	(.08)	(.06)	(.05)	(.05)	(.05)	-
Distributions from net realized gain	(.01)	(.01)	(.01)	(.03)	-	-
Total distributions	(.09)	(.07)	(.06)	(.07) K	(.05)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.10	$ 8.91	$ 8.09	$ 8.38	$ 7.01	$ 5.46
Total Return B, C, D	14.47%	11.10%	(2.76)%	20.68%	29.72%	(45.40)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.47% A	1.58%	1.77%	2.13%	2.46%	2.88%
Expenses net of fee waivers, if any	1.44% A	1.45%	1.45%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.42% A	1.44%	1.43%	1.48%	1.47%	1.48%
Net investment income (loss)	1.60% A	.99%	.92%	.74%	.85%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,508	$ 21,874	$ 6,352	$ 3,084	$ 1,452	$ 820
Portfolio turnover rate G	33% A	32%	68%	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.07 per share is comprised of distributions from net investment income of $.046 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.89	$ 8.08	$ 8.38	$ 7.00	$ 5.45	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.06	.06	.04	.03	.05
Net realized and unrealized gain (loss)	1.20	.81	(.31)	1.39	1.55	(4.60)
Total from investment operations	1.26	.87	(.25)	1.43	1.58	(4.55)
Distributions from net investment income	(.07)	(.05)	(.04)	(.02)	(.03)	-
Distributions from net realized gain	(.01)	(.01)	(.01)	(.03)	-	-
Total distributions	(.07) K	(.06)	(.05)	(.05)	(.03)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.08	$ 8.89	$ 8.08	$ 8.38	$ 7.00	$ 5.45
Total Return B, C, D	14.32%	10.82%	(3.03)%	20.47%	29.22%	(45.50)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.74% A	1.85%	2.03%	2.41%	2.67%	3.07%
Expenses net of fee waivers, if any	1.70% A	1.70%	1.70%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.67% A	1.69%	1.68%	1.73%	1.73%	1.73%
Net investment income (loss)	1.35% A	.74%	.67%	.49%	.59%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,779	$ 10,690	$ 2,917	$ 1,034	$ 532	$ 507
Portfolio turnover rate G	33% A	32%	68%	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.07 per share is comprised of distributions from net investment income of $.069 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.88	$ 8.06	$ 8.36	$ 6.98	$ 5.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.02	.01	- J	.01	-J
Net realized and unrealized gain (loss)	1.21	.80	(.30)	1.38	1.55	(4.58)
Total from investment operations	1.25	.82	(.29)	1.38	1.56	(4.58)
Distributions from net investment income	(.03)	-	(.01)	-	-	-
Distributions from net realized gain	(.01)	-	- J	-	-	-
Total distributions	(.04)	-	(.01)	-	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.09	$ 8.88	$ 8.06	$ 8.36	$ 6.98	$ 5.42
Total Return B, C, D	14.12%	10.17%	(3.47)%	19.77%	28.78%	(45.80)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.24% A	2.35%	2.55%	2.87%	3.17%	3.55%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.20%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.18% A	2.19%	2.18%	2.23%	2.23%	2.23%
Net investment income (loss)	.85% A	.24%	.17%	(.01)%	.09%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,205	$ 1,116	$ 473	$ 581	$ 328	$ 642
Portfolio turnover rate G	33% A	32%	68%	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.84	$ 8.03	$ 8.34	$ 6.98	$ 5.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.02	.01	- J	.01	- J
Net realized and unrealized gain (loss)	1.20	.80	(.31)	1.38	1.55	(4.58)
Total from investment operations	1.24	.82	(.30)	1.38	1.56	(4.58)
Distributions from net investment income	(.02)	(.01)	(.01)	-	-	-
Distributions from net realized gain	(.01)	(.01)	(.01)	(.02)	-	-
Total distributions	(.03)	(.01) L	(.01) K	(.02)	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.05	$ 8.84	$ 8.03	$ 8.34	$ 6.98	$ 5.42
Total Return B, C, D	14.03%	10.27%	(3.57)%	19.82%	28.78%	(45.80)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.23% A	2.33%	2.52%	2.89%	3.21%	3.52%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.20%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.18% A	2.19%	2.18%	2.24%	2.23%	2.23%
Net investment income (loss)	.85% A	.24%	.17%	(.01)%	.09%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,087	$ 5,648	$ 2,767	$ 1,261	$ 780	$ 684
Portfolio turnover rate G	33% A	32%	68%	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.01 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of $.005 per share.

L Total distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Growth

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.95	$ 8.12	$ 8.40	$ 7.02	$ 5.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.11	.10	.07	.06	.09
Net realized and unrealized gain (loss)	1.20	.81	(.30)	1.39	1.54	(4.60)
Total from investment operations	1.29	.92	(.20)	1.46	1.60	(4.51)
Distributions from net investment income	(.10)	(.08)	(.07)	(.06)	(.06)	(.01)
Distributions from net realized gain	(.01)	(.01)	(.01)	(.03)	-	-
Total distributions	(.10) K	(.09)	(.08)	(.08) J	(.06)	(.01)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.14	$ 8.95	$ 8.12	$ 8.40	$ 7.02	$ 5.48
Total Return B, C	14.57%	11.41%	(2.47)%	20.97%	29.77%	(45.17)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.17% A	1.28%	1.52%	1.89%	2.19%	2.35%
Expenses net of fee waivers, if any	1.17% A	1.20%	1.20%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.15% A	1.19%	1.18%	1.23%	1.23%	1.23%
Net investment income (loss)	1.88% A	1.24%	1.17%	.99%	1.09%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 251,475	$ 149,526	$ 53,437	$ 28,454	$ 18,254	$ 11,884
Portfolio turnover rate F	33% A	32%	68%	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.025 per share.

K Total distributions of $.10 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.94	$ 8.12	$ 8.40	$ 7.02	$ 5.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.10	.10	.07	.06	.09
Net realized and unrealized gain (loss)	1.22	.81	(.30)	1.39	1.54	(4.60)
Total from investment operations	1.31	.91	(.20)	1.46	1.60	(4.51)
Distributions from net investment income	(.10)	(.08)	(.07)	(.06)	(.06)	(.01)
Distributions from net realized gain	(.01)	(.01)	(.01)	(.03)	-	-
Total distributions	(.11)	(.09)	(.08)	(.08) J	(.06)	(.01)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.14	$ 8.94	$ 8.12	$ 8.40	$ 7.02	$ 5.48
Total Return B, C	14.74%	11.28%	(2.47)%	20.97%	29.77%	(45.17)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.14% A	1.27%	1.50%	1.92%	2.01%	2.56%
Expenses net of fee waivers, if any	1.14% A	1.20%	1.20%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.12% A	1.19%	1.18%	1.23%	1.23%	1.23%
Net investment income (loss)	1.90% A	1.24%	1.17%	.99%	1.09%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,805	$ 3,992	$ 493	$ 113	$ 36	$ 521
Portfolio turnover rate F	33% A	32%	68%	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® International Growth Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Growth and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 46,450,590
Gross unrealized depreciation	(7,657,353)
Net unrealized appreciation (depreciation) on securities and other investments	$ 38,793,237

Tax cost	$ 340,442,331

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (1,819,472)
2017	(2,797,799)
Total with expiration	(4,617,271)
No expiration
Short-term	(1,016,374)
Total capital loss carryforward	$ (5,633,645)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $150,351,871 and $40,950,621, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 41,708	$ 1,661
Class T	.25%	.25%	31,128	238
Class B	.75%	.25%	5,869	4,410
Class C	.75%	.25%	47,167	13,519
			$ 125,872	$ 19,828

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 23,883
Class T	5,155
Class B*	446
Class C*	1,016
$ 30,500

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 49,575.30
Class T	19,450.31
Class B	1,794.31
Class C	14,336.30
International Growth	235,828.24
Institutional Class	7,135.22
	$ 328,118

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,218 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $302 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $753,914. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $100,462, including $607 from securities loaned to FCM.

8. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2013. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.45%	$ 3,387
Class T	1.70%	2,571
Class B	2.20%	210
Class C	2.20%	1,542
		$ 7,710

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $2,050.

Semiannual Report

8. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $26,942 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 226,330	$ 50,503
Class T	86,155	18,666
Class B	4,290	-
Class C	14,481	2,205
International Growth	1,698,830	516,958
Institutional Class	51,250	6,406
Total	$ 2,081,336	$ 594,738
From net realized gain
Class A	$ 13,472	$ 4,810
Class T	6,243	2,196
Class B	631	-
Class C	3,291	1,890
International Growth	87,569	39,262
Institutional Class	2,563	487
Total	$ 113,769	$ 48,645

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	2,595,570	1,901,699	$ 24,661,055	$ 16,560,116
Reinvestment of distributions	24,178	5,422	218,566	42,831
Shares redeemed	(271,575)	(236,851)	(2,572,321)	(2,015,265)
Net increase (decrease)	2,348,173	1,670,270	$ 22,307,300	$ 14,587,682

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class T
Shares sold	352,161	941,446	$ 3,328,720	$ 8,178,600
Reinvestment of distributions	10,086	2,626	91,076	20,742
Shares redeemed	(98,685)	(102,766)	(925,421)	(866,637)
Net increase (decrease)	263,562	841,306	$ 2,494,375	$ 7,332,705
Class B
Shares sold	21,216	92,865	$ 199,656	$ 806,549
Reinvestment of distributions	531	-	4,806	-
Shares redeemed	(27,935)	(25,954)	(266,066)	(218,180)
Net increase (decrease)	(6,188)	66,911	$ (61,604)	$ 588,369
Class C
Shares sold	697,925	400,291	$ 6,491,235	$ 3,375,948
Reinvestment of distributions	1,911	510	17,237	4,026
Shares redeemed	(335,199)	(106,475)	(3,219,518)	(879,489)
Net increase (decrease)	364,637	294,326	$ 3,288,954	$ 2,500,485
International Growth
Shares sold	10,443,874	13,301,892	$ 99,787,085	$ 114,028,412
Reinvestment of distributions	192,126	68,821	1,742,585	544,378
Shares redeemed	(2,552,496)	(3,238,606)	(24,166,816)	(27,713,258)
Net increase (decrease)	8,083,504	10,132,107	$ 77,362,854	$ 86,859,532
Institutional Class
Shares sold	689,281	438,656	$ 6,597,904	$ 3,841,370
Reinvestment of distributions	5,682	655	51,476	5,178
Shares redeemed	(173,909)	(53,696)	(1,678,556)	(443,499)
Net increase (decrease)	521,054	385,615	$ 4,970,824	$ 3,403,049

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

AIGFI-USAN-0613
1.853344.105

Fidelity®

Emerging Europe,
Middle East, Africa (EMEA)

Fund

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.65%
Actual		$ 1,000.00	$ 1,042.10	$ 8.35
HypotheticalA		$ 1,000.00	$ 1,016.61	$ 8.25
Class T	1.90%
Actual		$ 1,000.00	$ 1,041.20	$ 9.62
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.49
Class B	2.40%
Actual		$ 1,000.00	$ 1,038.20	$ 12.13
HypotheticalA		$ 1,000.00	$ 1,012.89	$ 11.98
Class C	2.40%
Actual		$ 1,000.00	$ 1,037.50	$ 12.12
HypotheticalA		$ 1,000.00	$ 1,012.89	$ 11.98
Emerging Europe, Middle East, Africa (EMEA)	1.40%
Actual		$ 1,000.00	$ 1,042.60	$ 7.09
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Institutional Class	1.36%
Actual		$ 1,000.00	$ 1,042.80	$ 6.89
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 6.81

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
South Africa 38.4%
Russia 32.3%
Turkey 9.3%
United Arab Emirates 4.9%
Poland 2.8%
Kenya 2.7%
Qatar 1.6%
Nigeria 1.2%
Czech Republic 1.0%
Other* 5.8%

* Includes short-term investments and net other assets.
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
South Africa 42.4%
Russia 30.6%
Turkey 6.4%
United Arab Emirates 5.1%
United States of America* 3.9%
Poland 2.6%
Kenya 2.3%
Nigeria 1.6%
Morocco 1.0%
Other 4.1%

* Includes short-term investments and net other assets.
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.3	95.5
Bonds	0.0	0.6
Short-Term Investments and Net Other Assets (Liabilities)	0.7	3.9
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Sberbank (Savings Bank of the Russian Federation) (Russia, Commercial Banks)	8.7	6.8
Lukoil Oil Co. (United Kingdom) (Russia, Oil, Gas & Consumable Fuels)	7.8	7.6
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	7.2	7.8
Turkiye Garanti Bankasi A/S (Turkey, Commercial Banks)	4.4	3.3
Gazprom OAO (Russia, Oil, Gas & Consumable Fuels)	4.3	6.4
Surgutneftegaz JSC (Russia, Oil, Gas & Consumable Fuels)	3.5	2.6
Standard Bank Group Ltd. (South Africa, Commercial Banks)	3.1	3.7
FirstRand Ltd. (South Africa, Diversified Financial Services)	3.0	3.2
Nampak Ltd. (South Africa, Containers & Packaging)	2.6	1.6
First Gulf Bank PJSC (United Arab Emirates, Commercial Banks)	2.1	2.2
	46.7
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	34.1	28.0
Energy	23.6	26.3
Telecommunication Services	11.1	13.4
Consumer Staples	10.8	9.5
Materials	9.2	9.7
Industrials	4.4	3.5
Consumer Discretionary	3.9	3.0
Health Care	1.3	1.6
Utilities	0.6	0.5
Information Technology	0.3	0.3

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
Botswana - 0.0%
First National Bank of Botswana Ltd.	3,800	$ 1,716
Canada - 0.6%
Africa Oil Corp. (a)	60,000	365,080
Platinum Group Metals Ltd. (a)	170,000	212,616
Silver Wheaton Corp.	12,100	295,819
TOTAL CANADA		873,515
Cayman Islands - 0.8%
Eurasia Drilling Co. Ltd. GDR (Reg. S)	28,600	1,118,260
Czech Republic - 1.0%
Philip Morris CR A/S (d)	2,700	1,539,750
Estonia - 0.3%
Tallinna Kaubamaja AS	65,000	487,930
Greece - 0.4%
Jumbo SA	20,000	188,324
Karelia Tobacco Co., Inc.	1,770	349,650
TOTAL GREECE		537,974
Israel - 0.3%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	10,000	461,925
Kenya - 2.7%
Barclays Bank of Kenya Ltd.	1,820,550	384,531
British American Tobacco Kenya Ltd.	51,700	338,703
East African Breweries Ltd.	103,906	378,178
Safaricom Ltd.	28,583,444	2,336,475
Uchumi Supermarket Ltd.	2,000,000	471,360
TOTAL KENYA		3,909,247
Lithuania - 0.2%
Apranga AB (a)	95,000	315,278
Luxembourg - 0.5%
HSBC Bank PLC:
warrants 6/26/15 (a)	19,000	376,200
warrants 10/8/15 (a)	12,900	367,134
TOTAL LUXEMBOURG		743,334
Morocco - 0.5%
Maroc Telecom SA	56,000	739,704
Nigeria - 1.2%
Guaranty Trust Bank PLC	2,515,835	410,814
Common Stocks - continued
	Shares	Value
Nigeria - continued
Skye Bank PLC	18,037,752	$ 627,896
Zenith Bank PLC	5,871,605	748,815
TOTAL NIGERIA		1,787,525
Poland - 2.8%
Bank Polska Kasa Opieki SA	54,200	2,598,636
Eurocash SA	44,100	794,117
Warsaw Stock Exchange	25,300	302,654
Wawel SA	1,952	502,231
TOTAL POLAND		4,197,638
Qatar - 1.6%
Industries Qatar Q.S.C. (a)	19,757	933,342
Qatar National Bank SAQ (a)	21,236	787,404
Vodafone Qatar QSC (a)	226,632	580,134
TOTAL QATAR		2,300,880
Russia - 27.3%
Bashneft OJSC (a)	13,200	837,935
Gazprom OAO (a)	1,592,300	6,349,408
Lukoil Oil Co. (a)	5,000	316,420
Lukoil Oil Co. sponsored ADR (United Kingdom)	175,595	11,132,723
Magnit OJSC	12,400	2,638,852
Megafon OJSC GDR	39,100	1,206,626
Moscow Exchange MICEX-RTS OAO (a)	270,200	388,018
NOVATEK OAO (a)	27,000	252,688
NOVATEK OAO GDR (Reg. S)	17,850	1,806,420
Sberbank (Savings Bank of the Russian Federation) (a)	4,053,300	12,891,197
Uralkali OJSC (a)	260,600	1,889,992
Vozrozhdenie Bank (a)	30,500	489,618
TOTAL RUSSIA		40,199,897
South Africa - 38.4%
AngloGold Ashanti Ltd.	42,500	819,983
Aspen Pharmacare Holdings Ltd.	53,400	1,159,822
Cashbuild Ltd.	78,300	1,134,340
Clicks Group Ltd.	443,217	2,825,209
DRDGOLD Ltd.	2,720,314	1,828,632
DRDGOLD Ltd. sponsored ADR	28,300	192,723
FirstRand Ltd.	1,269,700	4,411,795
Harmony Gold Mining Co. Ltd.	508,300	2,569,687
Holdsport Ltd.	119,700	593,464
Hulamin Ltd. (a)	544,400	291,204
Common Stocks - continued
	Shares	Value
South Africa - continued
Kagiso Media Ltd.	183,000	$ 438,458
Metrofile Holdings Ltd.	1,000,000	507,049
MTN Group Ltd.	587,650	10,594,530
Nampak Ltd.	1,054,500	3,875,568
Naspers Ltd. Class N	46,800	3,131,821
Omnia Holdings Ltd.	71,000	1,247,752
Pioneer Foods Ltd.	160,800	1,388,756
Raubex Group Ltd.	1,379,800	2,864,621
Remgro Ltd.	69,800	1,407,668
RMB Holdings Ltd.	376,200	1,669,811
Sanlam Ltd.	418,200	2,143,313
Sasol Ltd.	51,800	2,243,796
Shoprite Holdings Ltd.	139,400	2,642,285
Standard Bank Group Ltd.	369,663	4,617,955
Vodacom Group Ltd.	80,200	940,307
Wilson Bayly Holmes-Ovcon Ltd.	28,600	492,417
Zeder Investments Ltd.	1,336,592	573,453
TOTAL SOUTH AFRICA		56,606,419
Turkey - 9.3%
Aselsan A/S	113,000	671,287
Aygaz A/S	169,000	921,947
Koc Holding A/S	223,850	1,354,775
Otokar Otomotiv ve Savunma Sanayi A.S.	6,000	220,053
Tupras Turkiye Petrol Rafinelleri A/S	99,000	2,761,121
Turkiye Garanti Bankasi A/S	1,176,000	6,494,157
Turkiye Halk Bankasi A/S	122,000	1,330,414
TOTAL TURKEY		13,753,754
United Arab Emirates - 4.9%
Agthia Group PJSC	734,869	570,209
Aldar Properties PJSC (a)	1,787,210	705,542
Dubai Financial Market PJSC (a)	5,114,033	1,740,414
Emaar Properties PJSC (a)	330,000	504,029
First Gulf Bank PJSC	775,940	3,147,701
National Bank of Abu Dhabi PJSC (a)	171,600	565,304
TOTAL UNITED ARAB EMIRATES		7,233,199
United Kingdom - 1.0%
NMC Health PLC	130,900	630,334
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Old Mutual PLC	150,000	$ 476,403
PhosAgro OJSC GDR (e)	22,000	311,080
TOTAL UNITED KINGDOM		1,417,817
Zambia - 0.5%
Zambeef Products PLC (a)	851,874	676,986
TOTAL COMMON STOCKS (Cost $136,063,548)		138,902,748
Nonconvertible Preferred Stocks - 5.0%

Russia - 5.0%
Surgutneftegaz JSC	7,419,400	5,203,357
Tatneft OAO (a)	632,100	2,120,180
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $6,623,288)		7,323,537
Money Market Funds - 1.0%

Fidelity Cash Central Fund, 0.13% (b)	308,387	308,387
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,209,000	1,209,000
TOTAL MONEY MARKET FUNDS (Cost $1,517,387)		1,517,387
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $144,204,223)		147,743,672
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(434,658)
NET ASSETS - 100%		$ 147,309,014
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $311,080 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,106
Fidelity Securities Lending Cash Central Fund	4,772
Total	$ 6,878
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,801,685	$ 5,801,685	$ -	$ -
Consumer Staples	16,066,141	16,066,141	-	-
Energy	34,507,388	32,263,592	2,243,796	-
Financials	50,162,592	49,419,258	743,334	-
Health Care	1,790,156	1,790,156	-	-
Industrials	6,536,495	6,536,495	-	-
Information Technology	507,049	507,049	-	-
Materials	13,535,056	8,316,754	5,218,302	-
Telecommunication Services	16,397,776	16,397,776	-	-
Utilities	921,947	921,947	-	-
Money Market Funds	1,517,387	1,517,387	-	-
Total Investments in Securities:	$ 147,743,672	$ 139,538,240	$ 8,205,432	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,141,943) - See accompanying schedule: Unaffiliated issuers (cost $142,686,836)	$ 146,226,285
Fidelity Central Funds (cost $1,517,387)	1,517,387
Total Investments (cost $144,204,223)		$ 147,743,672
Cash		68,908
Foreign currency held at value (cost $29,141)		29,254
Receivable for investments sold		1,434,567
Receivable for fund shares sold		140,948
Dividends receivable		523,209
Distributions receivable from Fidelity Central Funds		4,794
Prepaid expenses		108
Receivable from investment adviser for expense reductions		43,167
Other receivables		23,432
Total assets		150,012,059

Liabilities
Payable for investments purchased	$ 890,805
Payable for fund shares redeemed	360,214
Accrued management fee	99,422
Distribution and service plan fees payable	9,189
Other affiliated payables	42,480
Other payables and accrued expenses	91,935
Collateral on securities loaned, at value	1,209,000
Total liabilities		2,703,045

Net Assets		$ 147,309,014
Net Assets consist of:
Paid in capital		$ 142,617,400
Undistributed net investment income		1,471,643
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(317,917)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,537,888
Net Assets		$ 147,309,014

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,287,413 ÷ 1,162,015 shares)	$ 8.85

Maximum offering price per share (100/94.25 of $8.85)	$ 9.39
Class T: Net Asset Value and redemption price per share ($3,210,136 ÷ 363,115 shares)	$ 8.84

Maximum offering price per share (100/96.50 of $8.84)	$ 9.16
Class B: Net Asset Value and offering price per share ($414,575 ÷ 46,609 shares)A	$ 8.89

Class C: Net Asset Value and offering price per share ($6,577,116 ÷ 747,896 shares)A	$ 8.79

Emerging Europe, Middle East, Africa (EMEA): Net Asset Value, offering price and redemption price per share ($117,460,568 ÷ 13,238,497 shares)	$ 8.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,359,206 ÷ 1,055,839 shares)	$ 8.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 2,971,211
Interest		11,814
Income from Fidelity Central Funds		6,878
Income before foreign taxes withheld		2,989,903
Less foreign taxes withheld		(366,515)
Total income		2,623,388

Expenses
Management fee	$ 613,961
Transfer agent fees	214,961
Distribution and service plan fees	60,237
Accounting and security lending fees	39,488
Custodian fees and expenses	127,968
Independent trustees' compensation	480
Registration fees	76,607
Audit	31,782
Legal	282
Miscellaneous	591
Total expenses before reductions	1,166,357
Expense reductions	(73,454)	1,092,903
Net investment income (loss)		1,530,485
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,596,891
Foreign currency transactions	(9,594)
Total net realized gain (loss)		2,587,297
Change in net unrealized appreciation (depreciation) on: Investment securities	1,241,021
Assets and liabilities in foreign currencies	(1,833)
Total change in net unrealized appreciation (depreciation)		1,239,188
Net gain (loss)		3,826,485
Net increase (decrease) in net assets resulting from operations		$ 5,356,970

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,530,485	$ 3,198,505
Net realized gain (loss)	2,587,297	10,513,420
Change in net unrealized appreciation (depreciation)	1,239,188	(5,470,956)
Net increase (decrease) in net assets resulting from operations	5,356,970	8,240,969
Distributions to shareholders from net investment income	(2,689,985)	(2,782,952)
Distributions to shareholders from net realized gain	(1,184,624)	-
Total distributions	(3,874,609)	(2,782,952)
Share transactions - net increase (decrease)	5,280,131	(7,689,254)
Redemption fees	39,159	36,290
Total increase (decrease) in net assets	6,801,651	(2,194,947)

Net Assets
Beginning of period	140,507,363	142,702,310
End of period (including undistributed net investment income of $1,471,643 and undistributed net investment income of $2,631,143, respectively)	$ 147,309,014	$ 140,507,363

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.71	$ 8.34	$ 8.97	$ 7.26	$ 4.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.18	.16 H	.07	.05	.04
Net realized and unrealized gain (loss)	.29	.34	(.70)	1.70	2.48	(5.31)
Total from investment operations	.37	.52	(.54)	1.77	2.53	(5.27)
Distributions from net investment income	(.15)	(.15)	(.08)	(.04)	(.03)	-
Distributions from net realized gain	(.07)	-	(.02)	(.02)	-	-
Total distributions	(.23) M	(.15)	(.10)	(.07) L	(.03)	-
Redemption fees added to paid in capitalE	- K	- K	.01	.01	.01	.02
Net asset value, end of period	$ 8.85	$ 8.71	$ 8.34	$ 8.97	$ 7.26	$ 4.75
Total Return B,C,D	4.21%	6.38%	(6.05)%	24.66%	53.78%	(52.50)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.70% A	1.62%	1.60%	1.69%	1.87%	2.50% A
Expenses net of fee waivers, if any	1.65% A	1.62%	1.56%	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.61% A	1.60%	1.51%	1.38%	1.39%	1.23% A
Net investment income (loss)	1.84% A	2.09%	1.70% H	.95%	.84%	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,287	$ 8,934	$ 10,260	$ 10,045	$ 4,817	$ 1,368
Portfolio turnover rate G	63% A	30%	53%	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.25%.

I For the period May 8, 2008 (commencement of operations) to October 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.07 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.024 per share.

M Total distributions of $.23 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.074 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.68	$ 8.31	$ 8.96	$ 7.25	$ 4.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.15	.13 H	.06	.04	.04
Net realized and unrealized gain (loss)	.29	.35	(.71)	1.69	2.47	(5.31)
Total from investment operations	.36	.50	(.58)	1.75	2.51	(5.27)
Distributions from net investment income	(.12)	(.13)	(.07)	(.03)	(.02)	-
Distributions from net realized gain	(.07)	-	(.02)	(.02)	-	-
Total distributions	(.20) M	(.13)	(.08) L	(.05)	(.02)	-
Redemption fees added to paid in capital E	- K	- K	.01	.01	.01	.02
Net asset value, end of period	$ 8.84	$ 8.68	$ 8.31	$ 8.96	$ 7.25	$ 4.75
Total Return B,C,D	4.12%	6.14%	(6.42)%	24.44%	53.20%	(52.50)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.99% A	1.89%	1.87%	1.95%	2.15%	2.78% A
Expenses net of fee waivers, if any	1.90% A	1.89%	1.84%	1.75%	1.75%	1.75% A
Expenses net of all reductions	1.86% A	1.86%	1.78%	1.62%	1.64%	1.49% A
Net investment income (loss)	1.59% A	1.82%	1.42% H	.70%	.59%	.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,210	$ 3,336	$ 3,502	$ 3,114	$ 1,560	$ 568
Portfolio turnover rate G	63% A	30%	53%	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .98%.

I For the period May 8, 2008 (commencement of operations) to October 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share.

M Total distributions of $.20 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.074 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.69	$ 8.29	$ 8.93	$ 7.23	$ 4.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.11	.09 H	.02	.01	.02
Net realized and unrealized gain (loss)	.28	.35	(.71)	1.68	2.48	(5.31)
Total from investment operations	.33	.46	(.62)	1.70	2.49	(5.29)
Distributions from net investment income	(.06)	(.06)	(.02)	-	-	-
Distributions from net realized gain	(.07)	-	(.01)	(.01)	-	-
Total distributions	(.13)	(.06)	(.03)	(.01)	-	-
Redemption fees added to paid in capital E	- K	- K	.01	.01	.01	.02
Net asset value, end of period	$ 8.89	$ 8.69	$ 8.29	$ 8.93	$ 7.23	$ 4.73
Total Return B,C,D	3.82%	5.56%	(6.85)%	23.72%	52.85%	(52.70)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.47% A	2.38%	2.37%	2.47%	2.68%	3.32% A
Expenses net of fee waivers, if any	2.40% A	2.38%	2.33%	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.36% A	2.35%	2.27%	2.12%	2.14%	1.99% A
Net investment income (loss)	1.09% A	1.33%	.93% H	.20%	.09%	.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 415	$ 441	$ 539	$ 822	$ 782	$ 487
Portfolio turnover rate G	63% A	30%	53%	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%.

I For the period May 8, 2008 (commencement of operations) to October 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.62	$ 8.24	$ 8.90	$ 7.23	$ 4.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.11	.08 H	.02	.01	.02
Net realized and unrealized gain (loss)	.27	.35	(.69)	1.67	2.48	(5.31)
Total from investment operations	.32	.46	(.61)	1.69	2.49	(5.29)
Distributions from net investment income	(.08)	(.08)	(.05)	(.01)	-	-
Distributions from net realized gain	(.07)	-	(.02)	(.02)	-	-
Total distributions	(.15)	(.08)	(.06) L	(.03)	-	-
Redemption fees added to paid in capital E	- K	- K	.01	.01	.01	.02
Net asset value, end of period	$ 8.79	$ 8.62	$ 8.24	$ 8.90	$ 7.23	$ 4.73
Total Return B,C,D	3.75%	5.68%	(6.79)%	23.61%	52.85%	(52.70)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.47% A	2.37%	2.36%	2.45%	2.61%	3.28% A
Expenses net of fee waivers, if any	2.40% A	2.37%	2.33%	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.36% A	2.35%	2.27%	2.13%	2.14%	1.99% A
Net investment income (loss)	1.09% A	1.34%	.93% H	.20%	.09%	.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,577	$ 7,770	$ 6,650	$ 5,151	$ 2,677	$ 741
Portfolio turnover rate G	63% A	30%	53%	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%.

I For the period May 8, 2008 (commencement of operations) to October 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.06 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Europe, Middle East, Africa (EMEA)

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.75	$ 8.37	$ 9.00	$ 7.28	$ 4.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.20	.18 G	.09	.07	.05
Net realized and unrealized gain (loss)	.28	.35	(.71)	1.70	2.48	(5.31)
Total from investment operations	.37	.55	(.53)	1.79	2.55	(5.26)
Distributions from net investment income	(.18)	(.17)	(.09)	(.05)	(.04)	-
Distributions from net realized gain	(.07)	-	(.02)	(.02)	-	-
Total distributions	(.25)	(.17)	(.11)	(.08) K	(.04)	-
Redemption fees added to paid in capital D	- J	- J	.01	.01	.01	.02
Net asset value, end of period	$ 8.87	$ 8.75	$ 8.37	$ 9.00	$ 7.28	$ 4.76
Total Return B,C	4.26%	6.81%	(5.91)%	24.92%	54.15%	(52.40)%
Ratios to Average Net Assets E,I
Expenses before reductions	1.46% A	1.37%	1.35%	1.45%	1.61%	2.19% A
Expenses net of fee waivers, if any	1.40% A	1.37%	1.31%	1.25%	1.25%	1.25% A
Expenses net of all reductions	1.36% A	1.34%	1.25%	1.12%	1.14%	.98% A
Net investment income (loss)	2.09% A	2.34%	1.95% G	1.21%	1.09%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 117,461	$ 111,441	$ 114,117	$ 140,270	$ 104,141	$ 32,535
Portfolio turnover rate F	63% A	30%	53%	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.51%.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.08 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.75	$ 8.37	$ 9.00	$ 7.28	$ 4.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.21	.19 G	.09	.06	.05
Net realized and unrealized gain (loss)	.28	.35	(.72)	1.70	2.49	(5.31)
Total from investment operations	.37	.56	(.53)	1.79	2.55	(5.26)
Distributions from net investment income	(.19)	(.18)	(.09)	(.05)	(.04)	-
Distributions from net realized gain	(.07)	-	(.02)	(.02)	-	-
Total distributions	(.26)	(.18)	(.11)	(.08) K	(.04)	-
Redemption fees added to paid in capital D	- J	- J	.01	.01	.01	.02
Net asset value, end of period	$ 8.86	$ 8.75	$ 8.37	$ 9.00	$ 7.28	$ 4.76
Total Return B,C	4.28%	6.93%	(5.91)%	24.95%	54.15%	(52.40)%
Ratios to Average Net Assets E,I
Expenses before reductions	1.36% A	1.28%	1.26%	1.34%	1.60%	2.12% A
Expenses net of fee waivers, if any	1.36% A	1.28%	1.24%	1.25%	1.25%	1.25% A
Expenses net of all reductions	1.32% A	1.25%	1.19%	1.13%	1.14%	.98% A
Net investment income (loss)	2.12% A	2.43%	2.02% G	1.20%	1.09%	1.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,359	$ 8,586	$ 7,633	$ 7,171	$ 4,235	$ 2,695
Portfolio turnover rate F	63% A	30%	53%	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.58%.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.08 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Emerging Europe, Middle East, Africa (EMEA) and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 18,695,570
Gross unrealized depreciation	(15,942,902)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,752,668

Tax cost	$ 144,991,004

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (2,121,605)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $54,287,651 and $46,486,053, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .81% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 12,332	$ 892
Class T	.25%	.25%	8,354	-
Class B	.75%	.25%	2,204	1,661
Class C	.75%	.25%	37,347	3,472
			$ 60,237	$ 6,025

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,915
Class T	810
Class B*	1,232
Class C*	662
$ 5,619

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 13,384.27
Class T	5,270.32
Class B	664.30
Class C	11,257.30
Emerging Europe, Middle East, Africa (EMEA)	175,386.29
Institutional Class	9,000.19
	$ 214,961

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $17 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $197 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,772. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement

Class A	1.65%	$ 2,325
Class T	1.90%	1,439
Class B	2.40%	157
Class C	2.40%	2,526
Emerging Europe, Middle East, Africa (EMEA)	1.40%	35,285
		$ 41,732

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $2,182.

Semiannual Report

8. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $29,540 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 155,525	$ 173,376
Class T	46,756	52,030
Class B	2,757	3,592
Class C	69,716	61,819
Emerging Europe, Middle East, Africa (EMEA)	2,222,632	2,310,485
Institutional Class	192,599	181,650
Total	$ 2,689,985	$ 2,782,952
From net realized gain
Class A	$ 76,218	$ -
Class T	28,360	-
Class B	3,579	-
Class C	66,141	-
Emerging Europe, Middle East, Africa (EMEA)	934,516	-
Institutional Class	75,810	-
Total	$ 1,184,624	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	260,018	188,687	$ 2,338,994	$ 1,610,923
Reinvestment of distributions	20,821	16,919	182,599	134,509
Shares redeemed	(144,141)	(411,198)	(1,283,490)	(3,440,999)
Net increase (decrease)	136,698	(205,592)	$ 1,238,103	$ (1,695,567)
Class T
Shares sold	41,536	75,037	$ 368,599	$ 636,446
Reinvestment of distributions	8,485	6,513	74,325	51,713
Shares redeemed	(71,032)	(118,919)	(636,883)	(995,876)
Net increase (decrease)	(21,011)	(37,369)	$ (193,959)	$ (307,717)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class B
Shares sold	5,801	2,520	$ 53,037	$ 21,721
Reinvestment of distributions	679	430	5,999	3,432
Shares redeemed	(10,631)	(17,241)	(95,071)	(147,235)
Net increase (decrease)	(4,151)	(14,291)	$ (36,035)	$ (122,082)
Class C
Shares sold	100,333	337,293	$ 885,114	$ 2,767,333
Reinvestment of distributions	12,615	7,082	110,128	56,016
Shares redeemed	(266,637)	(250,062)	(2,369,795)	(2,064,165)
Net increase (decrease)	(153,689)	94,313	$ (1,374,553)	$ 759,184
Emerging Europe, MiddleEast, Africa (EMEA)
Shares sold	3,507,274	3,688,393	$ 31,829,889	$ 31,635,971
Reinvestment of distributions	341,639	276,215	2,999,595	2,198,675
Shares redeemed	(3,353,153)	(4,854,267)	(29,845,352)	(40,803,317)
Net increase (decrease)	495,760	(889,659)	$ 4,984,132	$ (6,968,671)
Institutional Class
Shares sold	201,899	336,442	$ 1,799,286	$ 2,842,158
Reinvestment of distributions	10,415	5,723	91,338	45,553
Shares redeemed	(138,007)	(272,120)	(1,228,181)	(2,242,112)
Net increase (decrease)	74,307	70,045	$ 662,443	$ 645,599

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank & Trust Company
Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

EME-USAN-0613
1.861974.104

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Emerging Europe,
Middle East, Africa (EMEA)

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are classes of Fidelity® Emerging Europe,
Middle East, Africa (EMEA) Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.65%
Actual		$ 1,000.00	$ 1,042.10	$ 8.35
HypotheticalA		$ 1,000.00	$ 1,016.61	$ 8.25
Class T	1.90%
Actual		$ 1,000.00	$ 1,041.20	$ 9.62
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.49
Class B	2.40%
Actual		$ 1,000.00	$ 1,038.20	$ 12.13
HypotheticalA		$ 1,000.00	$ 1,012.89	$ 11.98
Class C	2.40%
Actual		$ 1,000.00	$ 1,037.50	$ 12.12
HypotheticalA		$ 1,000.00	$ 1,012.89	$ 11.98
Emerging Europe, Middle East, Africa (EMEA)	1.40%
Actual		$ 1,000.00	$ 1,042.60	$ 7.09
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Institutional Class	1.36%
Actual		$ 1,000.00	$ 1,042.80	$ 6.89
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 6.81

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
South Africa 38.4%
Russia 32.3%
Turkey 9.3%
United Arab Emirates 4.9%
Poland 2.8%
Kenya 2.7%
Qatar 1.6%
Nigeria 1.2%
Czech Republic 1.0%
Other* 5.8%

* Includes short-term investments and net other assets.
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
South Africa 42.4%
Russia 30.6%
Turkey 6.4%
United Arab Emirates 5.1%
United States of America* 3.9%
Poland 2.6%
Kenya 2.3%
Nigeria 1.6%
Morocco 1.0%
Other 4.1%

* Includes short-term investments and net other assets.
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.3	95.5
Bonds	0.0	0.6
Short-Term Investments and Net Other Assets (Liabilities)	0.7	3.9
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Sberbank (Savings Bank of the Russian Federation) (Russia, Commercial Banks)	8.7	6.8
Lukoil Oil Co. (United Kingdom) (Russia, Oil, Gas & Consumable Fuels)	7.8	7.6
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	7.2	7.8
Turkiye Garanti Bankasi A/S (Turkey, Commercial Banks)	4.4	3.3
Gazprom OAO (Russia, Oil, Gas & Consumable Fuels)	4.3	6.4
Surgutneftegaz JSC (Russia, Oil, Gas & Consumable Fuels)	3.5	2.6
Standard Bank Group Ltd. (South Africa, Commercial Banks)	3.1	3.7
FirstRand Ltd. (South Africa, Diversified Financial Services)	3.0	3.2
Nampak Ltd. (South Africa, Containers & Packaging)	2.6	1.6
First Gulf Bank PJSC (United Arab Emirates, Commercial Banks)	2.1	2.2
	46.7
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	34.1	28.0
Energy	23.6	26.3
Telecommunication Services	11.1	13.4
Consumer Staples	10.8	9.5
Materials	9.2	9.7
Industrials	4.4	3.5
Consumer Discretionary	3.9	3.0
Health Care	1.3	1.6
Utilities	0.6	0.5
Information Technology	0.3	0.3

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
Botswana - 0.0%
First National Bank of Botswana Ltd.	3,800	$ 1,716
Canada - 0.6%
Africa Oil Corp. (a)	60,000	365,080
Platinum Group Metals Ltd. (a)	170,000	212,616
Silver Wheaton Corp.	12,100	295,819
TOTAL CANADA		873,515
Cayman Islands - 0.8%
Eurasia Drilling Co. Ltd. GDR (Reg. S)	28,600	1,118,260
Czech Republic - 1.0%
Philip Morris CR A/S (d)	2,700	1,539,750
Estonia - 0.3%
Tallinna Kaubamaja AS	65,000	487,930
Greece - 0.4%
Jumbo SA	20,000	188,324
Karelia Tobacco Co., Inc.	1,770	349,650
TOTAL GREECE		537,974
Israel - 0.3%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	10,000	461,925
Kenya - 2.7%
Barclays Bank of Kenya Ltd.	1,820,550	384,531
British American Tobacco Kenya Ltd.	51,700	338,703
East African Breweries Ltd.	103,906	378,178
Safaricom Ltd.	28,583,444	2,336,475
Uchumi Supermarket Ltd.	2,000,000	471,360
TOTAL KENYA		3,909,247
Lithuania - 0.2%
Apranga AB (a)	95,000	315,278
Luxembourg - 0.5%
HSBC Bank PLC:
warrants 6/26/15 (a)	19,000	376,200
warrants 10/8/15 (a)	12,900	367,134
TOTAL LUXEMBOURG		743,334
Morocco - 0.5%
Maroc Telecom SA	56,000	739,704
Nigeria - 1.2%
Guaranty Trust Bank PLC	2,515,835	410,814
Common Stocks - continued
	Shares	Value
Nigeria - continued
Skye Bank PLC	18,037,752	$ 627,896
Zenith Bank PLC	5,871,605	748,815
TOTAL NIGERIA		1,787,525
Poland - 2.8%
Bank Polska Kasa Opieki SA	54,200	2,598,636
Eurocash SA	44,100	794,117
Warsaw Stock Exchange	25,300	302,654
Wawel SA	1,952	502,231
TOTAL POLAND		4,197,638
Qatar - 1.6%
Industries Qatar Q.S.C. (a)	19,757	933,342
Qatar National Bank SAQ (a)	21,236	787,404
Vodafone Qatar QSC (a)	226,632	580,134
TOTAL QATAR		2,300,880
Russia - 27.3%
Bashneft OJSC (a)	13,200	837,935
Gazprom OAO (a)	1,592,300	6,349,408
Lukoil Oil Co. (a)	5,000	316,420
Lukoil Oil Co. sponsored ADR (United Kingdom)	175,595	11,132,723
Magnit OJSC	12,400	2,638,852
Megafon OJSC GDR	39,100	1,206,626
Moscow Exchange MICEX-RTS OAO (a)	270,200	388,018
NOVATEK OAO (a)	27,000	252,688
NOVATEK OAO GDR (Reg. S)	17,850	1,806,420
Sberbank (Savings Bank of the Russian Federation) (a)	4,053,300	12,891,197
Uralkali OJSC (a)	260,600	1,889,992
Vozrozhdenie Bank (a)	30,500	489,618
TOTAL RUSSIA		40,199,897
South Africa - 38.4%
AngloGold Ashanti Ltd.	42,500	819,983
Aspen Pharmacare Holdings Ltd.	53,400	1,159,822
Cashbuild Ltd.	78,300	1,134,340
Clicks Group Ltd.	443,217	2,825,209
DRDGOLD Ltd.	2,720,314	1,828,632
DRDGOLD Ltd. sponsored ADR	28,300	192,723
FirstRand Ltd.	1,269,700	4,411,795
Harmony Gold Mining Co. Ltd.	508,300	2,569,687
Holdsport Ltd.	119,700	593,464
Hulamin Ltd. (a)	544,400	291,204
Common Stocks - continued
	Shares	Value
South Africa - continued
Kagiso Media Ltd.	183,000	$ 438,458
Metrofile Holdings Ltd.	1,000,000	507,049
MTN Group Ltd.	587,650	10,594,530
Nampak Ltd.	1,054,500	3,875,568
Naspers Ltd. Class N	46,800	3,131,821
Omnia Holdings Ltd.	71,000	1,247,752
Pioneer Foods Ltd.	160,800	1,388,756
Raubex Group Ltd.	1,379,800	2,864,621
Remgro Ltd.	69,800	1,407,668
RMB Holdings Ltd.	376,200	1,669,811
Sanlam Ltd.	418,200	2,143,313
Sasol Ltd.	51,800	2,243,796
Shoprite Holdings Ltd.	139,400	2,642,285
Standard Bank Group Ltd.	369,663	4,617,955
Vodacom Group Ltd.	80,200	940,307
Wilson Bayly Holmes-Ovcon Ltd.	28,600	492,417
Zeder Investments Ltd.	1,336,592	573,453
TOTAL SOUTH AFRICA		56,606,419
Turkey - 9.3%
Aselsan A/S	113,000	671,287
Aygaz A/S	169,000	921,947
Koc Holding A/S	223,850	1,354,775
Otokar Otomotiv ve Savunma Sanayi A.S.	6,000	220,053
Tupras Turkiye Petrol Rafinelleri A/S	99,000	2,761,121
Turkiye Garanti Bankasi A/S	1,176,000	6,494,157
Turkiye Halk Bankasi A/S	122,000	1,330,414
TOTAL TURKEY		13,753,754
United Arab Emirates - 4.9%
Agthia Group PJSC	734,869	570,209
Aldar Properties PJSC (a)	1,787,210	705,542
Dubai Financial Market PJSC (a)	5,114,033	1,740,414
Emaar Properties PJSC (a)	330,000	504,029
First Gulf Bank PJSC	775,940	3,147,701
National Bank of Abu Dhabi PJSC (a)	171,600	565,304
TOTAL UNITED ARAB EMIRATES		7,233,199
United Kingdom - 1.0%
NMC Health PLC	130,900	630,334
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Old Mutual PLC	150,000	$ 476,403
PhosAgro OJSC GDR (e)	22,000	311,080
TOTAL UNITED KINGDOM		1,417,817
Zambia - 0.5%
Zambeef Products PLC (a)	851,874	676,986
TOTAL COMMON STOCKS (Cost $136,063,548)		138,902,748
Nonconvertible Preferred Stocks - 5.0%

Russia - 5.0%
Surgutneftegaz JSC	7,419,400	5,203,357
Tatneft OAO (a)	632,100	2,120,180
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $6,623,288)		7,323,537
Money Market Funds - 1.0%

Fidelity Cash Central Fund, 0.13% (b)	308,387	308,387
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,209,000	1,209,000
TOTAL MONEY MARKET FUNDS (Cost $1,517,387)		1,517,387
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $144,204,223)		147,743,672
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(434,658)
NET ASSETS - 100%		$ 147,309,014
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $311,080 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,106
Fidelity Securities Lending Cash Central Fund	4,772
Total	$ 6,878
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,801,685	$ 5,801,685	$ -	$ -
Consumer Staples	16,066,141	16,066,141	-	-
Energy	34,507,388	32,263,592	2,243,796	-
Financials	50,162,592	49,419,258	743,334	-
Health Care	1,790,156	1,790,156	-	-
Industrials	6,536,495	6,536,495	-	-
Information Technology	507,049	507,049	-	-
Materials	13,535,056	8,316,754	5,218,302	-
Telecommunication Services	16,397,776	16,397,776	-	-
Utilities	921,947	921,947	-	-
Money Market Funds	1,517,387	1,517,387	-	-
Total Investments in Securities:	$ 147,743,672	$ 139,538,240	$ 8,205,432	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,141,943) - See accompanying schedule: Unaffiliated issuers (cost $142,686,836)	$ 146,226,285
Fidelity Central Funds (cost $1,517,387)	1,517,387
Total Investments (cost $144,204,223)		$ 147,743,672
Cash		68,908
Foreign currency held at value (cost $29,141)		29,254
Receivable for investments sold		1,434,567
Receivable for fund shares sold		140,948
Dividends receivable		523,209
Distributions receivable from Fidelity Central Funds		4,794
Prepaid expenses		108
Receivable from investment adviser for expense reductions		43,167
Other receivables		23,432
Total assets		150,012,059

Liabilities
Payable for investments purchased	$ 890,805
Payable for fund shares redeemed	360,214
Accrued management fee	99,422
Distribution and service plan fees payable	9,189
Other affiliated payables	42,480
Other payables and accrued expenses	91,935
Collateral on securities loaned, at value	1,209,000
Total liabilities		2,703,045

Net Assets		$ 147,309,014
Net Assets consist of:
Paid in capital		$ 142,617,400
Undistributed net investment income		1,471,643
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(317,917)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,537,888
Net Assets		$ 147,309,014

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,287,413 ÷ 1,162,015 shares)	$ 8.85

Maximum offering price per share (100/94.25 of $8.85)	$ 9.39
Class T: Net Asset Value and redemption price per share ($3,210,136 ÷ 363,115 shares)	$ 8.84

Maximum offering price per share (100/96.50 of $8.84)	$ 9.16
Class B: Net Asset Value and offering price per share ($414,575 ÷ 46,609 shares)A	$ 8.89

Class C: Net Asset Value and offering price per share ($6,577,116 ÷ 747,896 shares)A	$ 8.79

Emerging Europe, Middle East, Africa (EMEA): Net Asset Value, offering price and redemption price per share ($117,460,568 ÷ 13,238,497 shares)	$ 8.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,359,206 ÷ 1,055,839 shares)	$ 8.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 2,971,211
Interest		11,814
Income from Fidelity Central Funds		6,878
Income before foreign taxes withheld		2,989,903
Less foreign taxes withheld		(366,515)
Total income		2,623,388

Expenses
Management fee	$ 613,961
Transfer agent fees	214,961
Distribution and service plan fees	60,237
Accounting and security lending fees	39,488
Custodian fees and expenses	127,968
Independent trustees' compensation	480
Registration fees	76,607
Audit	31,782
Legal	282
Miscellaneous	591
Total expenses before reductions	1,166,357
Expense reductions	(73,454)	1,092,903
Net investment income (loss)		1,530,485
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,596,891
Foreign currency transactions	(9,594)
Total net realized gain (loss)		2,587,297
Change in net unrealized appreciation (depreciation) on: Investment securities	1,241,021
Assets and liabilities in foreign currencies	(1,833)
Total change in net unrealized appreciation (depreciation)		1,239,188
Net gain (loss)		3,826,485
Net increase (decrease) in net assets resulting from operations		$ 5,356,970

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,530,485	$ 3,198,505
Net realized gain (loss)	2,587,297	10,513,420
Change in net unrealized appreciation (depreciation)	1,239,188	(5,470,956)
Net increase (decrease) in net assets resulting from operations	5,356,970	8,240,969
Distributions to shareholders from net investment income	(2,689,985)	(2,782,952)
Distributions to shareholders from net realized gain	(1,184,624)	-
Total distributions	(3,874,609)	(2,782,952)
Share transactions - net increase (decrease)	5,280,131	(7,689,254)
Redemption fees	39,159	36,290
Total increase (decrease) in net assets	6,801,651	(2,194,947)

Net Assets
Beginning of period	140,507,363	142,702,310
End of period (including undistributed net investment income of $1,471,643 and undistributed net investment income of $2,631,143, respectively)	$ 147,309,014	$ 140,507,363

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.71	$ 8.34	$ 8.97	$ 7.26	$ 4.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.18	.16 H	.07	.05	.04
Net realized and unrealized gain (loss)	.29	.34	(.70)	1.70	2.48	(5.31)
Total from investment operations	.37	.52	(.54)	1.77	2.53	(5.27)
Distributions from net investment income	(.15)	(.15)	(.08)	(.04)	(.03)	-
Distributions from net realized gain	(.07)	-	(.02)	(.02)	-	-
Total distributions	(.23) M	(.15)	(.10)	(.07) L	(.03)	-
Redemption fees added to paid in capitalE	- K	- K	.01	.01	.01	.02
Net asset value, end of period	$ 8.85	$ 8.71	$ 8.34	$ 8.97	$ 7.26	$ 4.75
Total Return B,C,D	4.21%	6.38%	(6.05)%	24.66%	53.78%	(52.50)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.70% A	1.62%	1.60%	1.69%	1.87%	2.50% A
Expenses net of fee waivers, if any	1.65% A	1.62%	1.56%	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.61% A	1.60%	1.51%	1.38%	1.39%	1.23% A
Net investment income (loss)	1.84% A	2.09%	1.70% H	.95%	.84%	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,287	$ 8,934	$ 10,260	$ 10,045	$ 4,817	$ 1,368
Portfolio turnover rate G	63% A	30%	53%	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.25%.

I For the period May 8, 2008 (commencement of operations) to October 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.07 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.024 per share.

M Total distributions of $.23 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.074 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.68	$ 8.31	$ 8.96	$ 7.25	$ 4.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.15	.13 H	.06	.04	.04
Net realized and unrealized gain (loss)	.29	.35	(.71)	1.69	2.47	(5.31)
Total from investment operations	.36	.50	(.58)	1.75	2.51	(5.27)
Distributions from net investment income	(.12)	(.13)	(.07)	(.03)	(.02)	-
Distributions from net realized gain	(.07)	-	(.02)	(.02)	-	-
Total distributions	(.20) M	(.13)	(.08) L	(.05)	(.02)	-
Redemption fees added to paid in capital E	- K	- K	.01	.01	.01	.02
Net asset value, end of period	$ 8.84	$ 8.68	$ 8.31	$ 8.96	$ 7.25	$ 4.75
Total Return B,C,D	4.12%	6.14%	(6.42)%	24.44%	53.20%	(52.50)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.99% A	1.89%	1.87%	1.95%	2.15%	2.78% A
Expenses net of fee waivers, if any	1.90% A	1.89%	1.84%	1.75%	1.75%	1.75% A
Expenses net of all reductions	1.86% A	1.86%	1.78%	1.62%	1.64%	1.49% A
Net investment income (loss)	1.59% A	1.82%	1.42% H	.70%	.59%	.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,210	$ 3,336	$ 3,502	$ 3,114	$ 1,560	$ 568
Portfolio turnover rate G	63% A	30%	53%	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .98%.

I For the period May 8, 2008 (commencement of operations) to October 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share.

M Total distributions of $.20 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.074 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.69	$ 8.29	$ 8.93	$ 7.23	$ 4.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.11	.09 H	.02	.01	.02
Net realized and unrealized gain (loss)	.28	.35	(.71)	1.68	2.48	(5.31)
Total from investment operations	.33	.46	(.62)	1.70	2.49	(5.29)
Distributions from net investment income	(.06)	(.06)	(.02)	-	-	-
Distributions from net realized gain	(.07)	-	(.01)	(.01)	-	-
Total distributions	(.13)	(.06)	(.03)	(.01)	-	-
Redemption fees added to paid in capital E	- K	- K	.01	.01	.01	.02
Net asset value, end of period	$ 8.89	$ 8.69	$ 8.29	$ 8.93	$ 7.23	$ 4.73
Total Return B,C,D	3.82%	5.56%	(6.85)%	23.72%	52.85%	(52.70)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.47% A	2.38%	2.37%	2.47%	2.68%	3.32% A
Expenses net of fee waivers, if any	2.40% A	2.38%	2.33%	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.36% A	2.35%	2.27%	2.12%	2.14%	1.99% A
Net investment income (loss)	1.09% A	1.33%	.93% H	.20%	.09%	.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 415	$ 441	$ 539	$ 822	$ 782	$ 487
Portfolio turnover rate G	63% A	30%	53%	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%.

I For the period May 8, 2008 (commencement of operations) to October 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.62	$ 8.24	$ 8.90	$ 7.23	$ 4.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.11	.08 H	.02	.01	.02
Net realized and unrealized gain (loss)	.27	.35	(.69)	1.67	2.48	(5.31)
Total from investment operations	.32	.46	(.61)	1.69	2.49	(5.29)
Distributions from net investment income	(.08)	(.08)	(.05)	(.01)	-	-
Distributions from net realized gain	(.07)	-	(.02)	(.02)	-	-
Total distributions	(.15)	(.08)	(.06) L	(.03)	-	-
Redemption fees added to paid in capital E	- K	- K	.01	.01	.01	.02
Net asset value, end of period	$ 8.79	$ 8.62	$ 8.24	$ 8.90	$ 7.23	$ 4.73
Total Return B,C,D	3.75%	5.68%	(6.79)%	23.61%	52.85%	(52.70)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.47% A	2.37%	2.36%	2.45%	2.61%	3.28% A
Expenses net of fee waivers, if any	2.40% A	2.37%	2.33%	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.36% A	2.35%	2.27%	2.13%	2.14%	1.99% A
Net investment income (loss)	1.09% A	1.34%	.93% H	.20%	.09%	.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,577	$ 7,770	$ 6,650	$ 5,151	$ 2,677	$ 741
Portfolio turnover rate G	63% A	30%	53%	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%.

I For the period May 8, 2008 (commencement of operations) to October 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.06 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Europe, Middle East, Africa (EMEA)

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.75	$ 8.37	$ 9.00	$ 7.28	$ 4.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.20	.18 G	.09	.07	.05
Net realized and unrealized gain (loss)	.28	.35	(.71)	1.70	2.48	(5.31)
Total from investment operations	.37	.55	(.53)	1.79	2.55	(5.26)
Distributions from net investment income	(.18)	(.17)	(.09)	(.05)	(.04)	-
Distributions from net realized gain	(.07)	-	(.02)	(.02)	-	-
Total distributions	(.25)	(.17)	(.11)	(.08) K	(.04)	-
Redemption fees added to paid in capital D	- J	- J	.01	.01	.01	.02
Net asset value, end of period	$ 8.87	$ 8.75	$ 8.37	$ 9.00	$ 7.28	$ 4.76
Total Return B,C	4.26%	6.81%	(5.91)%	24.92%	54.15%	(52.40)%
Ratios to Average Net Assets E,I
Expenses before reductions	1.46% A	1.37%	1.35%	1.45%	1.61%	2.19% A
Expenses net of fee waivers, if any	1.40% A	1.37%	1.31%	1.25%	1.25%	1.25% A
Expenses net of all reductions	1.36% A	1.34%	1.25%	1.12%	1.14%	.98% A
Net investment income (loss)	2.09% A	2.34%	1.95% G	1.21%	1.09%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 117,461	$ 111,441	$ 114,117	$ 140,270	$ 104,141	$ 32,535
Portfolio turnover rate F	63% A	30%	53%	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.51%.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.08 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.75	$ 8.37	$ 9.00	$ 7.28	$ 4.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.21	.19 G	.09	.06	.05
Net realized and unrealized gain (loss)	.28	.35	(.72)	1.70	2.49	(5.31)
Total from investment operations	.37	.56	(.53)	1.79	2.55	(5.26)
Distributions from net investment income	(.19)	(.18)	(.09)	(.05)	(.04)	-
Distributions from net realized gain	(.07)	-	(.02)	(.02)	-	-
Total distributions	(.26)	(.18)	(.11)	(.08) K	(.04)	-
Redemption fees added to paid in capital D	- J	- J	.01	.01	.01	.02
Net asset value, end of period	$ 8.86	$ 8.75	$ 8.37	$ 9.00	$ 7.28	$ 4.76
Total Return B,C	4.28%	6.93%	(5.91)%	24.95%	54.15%	(52.40)%
Ratios to Average Net Assets E,I
Expenses before reductions	1.36% A	1.28%	1.26%	1.34%	1.60%	2.12% A
Expenses net of fee waivers, if any	1.36% A	1.28%	1.24%	1.25%	1.25%	1.25% A
Expenses net of all reductions	1.32% A	1.25%	1.19%	1.13%	1.14%	.98% A
Net investment income (loss)	2.12% A	2.43%	2.02% G	1.20%	1.09%	1.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,359	$ 8,586	$ 7,633	$ 7,171	$ 4,235	$ 2,695
Portfolio turnover rate F	63% A	30%	53%	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.58%.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.08 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Emerging Europe, Middle East, Africa (EMEA) and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 18,695,570
Gross unrealized depreciation	(15,942,902)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,752,668

Tax cost	$ 144,991,004

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (2,121,605)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $54,287,651 and $46,486,053, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .81% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 12,332	$ 892
Class T	.25%	.25%	8,354	-
Class B	.75%	.25%	2,204	1,661
Class C	.75%	.25%	37,347	3,472
			$ 60,237	$ 6,025

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,915
Class T	810
Class B*	1,232
Class C*	662
$ 5,619

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 13,384.27
Class T	5,270.32
Class B	664.30
Class C	11,257.30
Emerging Europe, Middle East, Africa (EMEA)	175,386.29
Institutional Class	9,000.19
	$ 214,961

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $17 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $197 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,772. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement

Class A	1.65%	$ 2,325
Class T	1.90%	1,439
Class B	2.40%	157
Class C	2.40%	2,526
Emerging Europe, Middle East, Africa (EMEA)	1.40%	35,285
		$ 41,732

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $2,182.

Semiannual Report

8. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $29,540 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 155,525	$ 173,376
Class T	46,756	52,030
Class B	2,757	3,592
Class C	69,716	61,819
Emerging Europe, Middle East, Africa (EMEA)	2,222,632	2,310,485
Institutional Class	192,599	181,650
Total	$ 2,689,985	$ 2,782,952
From net realized gain
Class A	$ 76,218	$ -
Class T	28,360	-
Class B	3,579	-
Class C	66,141	-
Emerging Europe, Middle East, Africa (EMEA)	934,516	-
Institutional Class	75,810	-
Total	$ 1,184,624	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	260,018	188,687	$ 2,338,994	$ 1,610,923
Reinvestment of distributions	20,821	16,919	182,599	134,509
Shares redeemed	(144,141)	(411,198)	(1,283,490)	(3,440,999)
Net increase (decrease)	136,698	(205,592)	$ 1,238,103	$ (1,695,567)
Class T
Shares sold	41,536	75,037	$ 368,599	$ 636,446
Reinvestment of distributions	8,485	6,513	74,325	51,713
Shares redeemed	(71,032)	(118,919)	(636,883)	(995,876)
Net increase (decrease)	(21,011)	(37,369)	$ (193,959)	$ (307,717)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class B
Shares sold	5,801	2,520	$ 53,037	$ 21,721
Reinvestment of distributions	679	430	5,999	3,432
Shares redeemed	(10,631)	(17,241)	(95,071)	(147,235)
Net increase (decrease)	(4,151)	(14,291)	$ (36,035)	$ (122,082)
Class C
Shares sold	100,333	337,293	$ 885,114	$ 2,767,333
Reinvestment of distributions	12,615	7,082	110,128	56,016
Shares redeemed	(266,637)	(250,062)	(2,369,795)	(2,064,165)
Net increase (decrease)	(153,689)	94,313	$ (1,374,553)	$ 759,184
Emerging Europe, MiddleEast, Africa (EMEA)
Shares sold	3,507,274	3,688,393	$ 31,829,889	$ 31,635,971
Reinvestment of distributions	341,639	276,215	2,999,595	2,198,675
Shares redeemed	(3,353,153)	(4,854,267)	(29,845,352)	(40,803,317)
Net increase (decrease)	495,760	(889,659)	$ 4,984,132	$ (6,968,671)
Institutional Class
Shares sold	201,899	336,442	$ 1,799,286	$ 2,842,158
Reinvestment of distributions	10,415	5,723	91,338	45,553
Shares redeemed	(138,007)	(272,120)	(1,228,181)	(2,242,112)
Net increase (decrease)	74,307	70,045	$ 662,443	$ 645,599

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank & Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)

AEME-USAN-0613
1.861991.104

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Emerging Europe,
Middle East, Africa (EMEA)

Fund - Institutional Class

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Institutional Class is a
class of Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.65%
Actual		$ 1,000.00	$ 1,042.10	$ 8.35
HypotheticalA		$ 1,000.00	$ 1,016.61	$ 8.25
Class T	1.90%
Actual		$ 1,000.00	$ 1,041.20	$ 9.62
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.49
Class B	2.40%
Actual		$ 1,000.00	$ 1,038.20	$ 12.13
HypotheticalA		$ 1,000.00	$ 1,012.89	$ 11.98
Class C	2.40%
Actual		$ 1,000.00	$ 1,037.50	$ 12.12
HypotheticalA		$ 1,000.00	$ 1,012.89	$ 11.98
Emerging Europe, Middle East, Africa (EMEA)	1.40%
Actual		$ 1,000.00	$ 1,042.60	$ 7.09
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Institutional Class	1.36%
Actual		$ 1,000.00	$ 1,042.80	$ 6.89
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 6.81

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
South Africa 38.4%
Russia 32.3%
Turkey 9.3%
United Arab Emirates 4.9%
Poland 2.8%
Kenya 2.7%
Qatar 1.6%
Nigeria 1.2%
Czech Republic 1.0%
Other* 5.8%

* Includes short-term investments and net other assets.
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
South Africa 42.4%
Russia 30.6%
Turkey 6.4%
United Arab Emirates 5.1%
United States of America* 3.9%
Poland 2.6%
Kenya 2.3%
Nigeria 1.6%
Morocco 1.0%
Other 4.1%

* Includes short-term investments and net other assets.
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.3	95.5
Bonds	0.0	0.6
Short-Term Investments and Net Other Assets (Liabilities)	0.7	3.9
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Sberbank (Savings Bank of the Russian Federation) (Russia, Commercial Banks)	8.7	6.8
Lukoil Oil Co. (United Kingdom) (Russia, Oil, Gas & Consumable Fuels)	7.8	7.6
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	7.2	7.8
Turkiye Garanti Bankasi A/S (Turkey, Commercial Banks)	4.4	3.3
Gazprom OAO (Russia, Oil, Gas & Consumable Fuels)	4.3	6.4
Surgutneftegaz JSC (Russia, Oil, Gas & Consumable Fuels)	3.5	2.6
Standard Bank Group Ltd. (South Africa, Commercial Banks)	3.1	3.7
FirstRand Ltd. (South Africa, Diversified Financial Services)	3.0	3.2
Nampak Ltd. (South Africa, Containers & Packaging)	2.6	1.6
First Gulf Bank PJSC (United Arab Emirates, Commercial Banks)	2.1	2.2
	46.7
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	34.1	28.0
Energy	23.6	26.3
Telecommunication Services	11.1	13.4
Consumer Staples	10.8	9.5
Materials	9.2	9.7
Industrials	4.4	3.5
Consumer Discretionary	3.9	3.0
Health Care	1.3	1.6
Utilities	0.6	0.5
Information Technology	0.3	0.3

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
Botswana - 0.0%
First National Bank of Botswana Ltd.	3,800	$ 1,716
Canada - 0.6%
Africa Oil Corp. (a)	60,000	365,080
Platinum Group Metals Ltd. (a)	170,000	212,616
Silver Wheaton Corp.	12,100	295,819
TOTAL CANADA		873,515
Cayman Islands - 0.8%
Eurasia Drilling Co. Ltd. GDR (Reg. S)	28,600	1,118,260
Czech Republic - 1.0%
Philip Morris CR A/S (d)	2,700	1,539,750
Estonia - 0.3%
Tallinna Kaubamaja AS	65,000	487,930
Greece - 0.4%
Jumbo SA	20,000	188,324
Karelia Tobacco Co., Inc.	1,770	349,650
TOTAL GREECE		537,974
Israel - 0.3%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	10,000	461,925
Kenya - 2.7%
Barclays Bank of Kenya Ltd.	1,820,550	384,531
British American Tobacco Kenya Ltd.	51,700	338,703
East African Breweries Ltd.	103,906	378,178
Safaricom Ltd.	28,583,444	2,336,475
Uchumi Supermarket Ltd.	2,000,000	471,360
TOTAL KENYA		3,909,247
Lithuania - 0.2%
Apranga AB (a)	95,000	315,278
Luxembourg - 0.5%
HSBC Bank PLC:
warrants 6/26/15 (a)	19,000	376,200
warrants 10/8/15 (a)	12,900	367,134
TOTAL LUXEMBOURG		743,334
Morocco - 0.5%
Maroc Telecom SA	56,000	739,704
Nigeria - 1.2%
Guaranty Trust Bank PLC	2,515,835	410,814
Common Stocks - continued
	Shares	Value
Nigeria - continued
Skye Bank PLC	18,037,752	$ 627,896
Zenith Bank PLC	5,871,605	748,815
TOTAL NIGERIA		1,787,525
Poland - 2.8%
Bank Polska Kasa Opieki SA	54,200	2,598,636
Eurocash SA	44,100	794,117
Warsaw Stock Exchange	25,300	302,654
Wawel SA	1,952	502,231
TOTAL POLAND		4,197,638
Qatar - 1.6%
Industries Qatar Q.S.C. (a)	19,757	933,342
Qatar National Bank SAQ (a)	21,236	787,404
Vodafone Qatar QSC (a)	226,632	580,134
TOTAL QATAR		2,300,880
Russia - 27.3%
Bashneft OJSC (a)	13,200	837,935
Gazprom OAO (a)	1,592,300	6,349,408
Lukoil Oil Co. (a)	5,000	316,420
Lukoil Oil Co. sponsored ADR (United Kingdom)	175,595	11,132,723
Magnit OJSC	12,400	2,638,852
Megafon OJSC GDR	39,100	1,206,626
Moscow Exchange MICEX-RTS OAO (a)	270,200	388,018
NOVATEK OAO (a)	27,000	252,688
NOVATEK OAO GDR (Reg. S)	17,850	1,806,420
Sberbank (Savings Bank of the Russian Federation) (a)	4,053,300	12,891,197
Uralkali OJSC (a)	260,600	1,889,992
Vozrozhdenie Bank (a)	30,500	489,618
TOTAL RUSSIA		40,199,897
South Africa - 38.4%
AngloGold Ashanti Ltd.	42,500	819,983
Aspen Pharmacare Holdings Ltd.	53,400	1,159,822
Cashbuild Ltd.	78,300	1,134,340
Clicks Group Ltd.	443,217	2,825,209
DRDGOLD Ltd.	2,720,314	1,828,632
DRDGOLD Ltd. sponsored ADR	28,300	192,723
FirstRand Ltd.	1,269,700	4,411,795
Harmony Gold Mining Co. Ltd.	508,300	2,569,687
Holdsport Ltd.	119,700	593,464
Hulamin Ltd. (a)	544,400	291,204
Common Stocks - continued
	Shares	Value
South Africa - continued
Kagiso Media Ltd.	183,000	$ 438,458
Metrofile Holdings Ltd.	1,000,000	507,049
MTN Group Ltd.	587,650	10,594,530
Nampak Ltd.	1,054,500	3,875,568
Naspers Ltd. Class N	46,800	3,131,821
Omnia Holdings Ltd.	71,000	1,247,752
Pioneer Foods Ltd.	160,800	1,388,756
Raubex Group Ltd.	1,379,800	2,864,621
Remgro Ltd.	69,800	1,407,668
RMB Holdings Ltd.	376,200	1,669,811
Sanlam Ltd.	418,200	2,143,313
Sasol Ltd.	51,800	2,243,796
Shoprite Holdings Ltd.	139,400	2,642,285
Standard Bank Group Ltd.	369,663	4,617,955
Vodacom Group Ltd.	80,200	940,307
Wilson Bayly Holmes-Ovcon Ltd.	28,600	492,417
Zeder Investments Ltd.	1,336,592	573,453
TOTAL SOUTH AFRICA		56,606,419
Turkey - 9.3%
Aselsan A/S	113,000	671,287
Aygaz A/S	169,000	921,947
Koc Holding A/S	223,850	1,354,775
Otokar Otomotiv ve Savunma Sanayi A.S.	6,000	220,053
Tupras Turkiye Petrol Rafinelleri A/S	99,000	2,761,121
Turkiye Garanti Bankasi A/S	1,176,000	6,494,157
Turkiye Halk Bankasi A/S	122,000	1,330,414
TOTAL TURKEY		13,753,754
United Arab Emirates - 4.9%
Agthia Group PJSC	734,869	570,209
Aldar Properties PJSC (a)	1,787,210	705,542
Dubai Financial Market PJSC (a)	5,114,033	1,740,414
Emaar Properties PJSC (a)	330,000	504,029
First Gulf Bank PJSC	775,940	3,147,701
National Bank of Abu Dhabi PJSC (a)	171,600	565,304
TOTAL UNITED ARAB EMIRATES		7,233,199
United Kingdom - 1.0%
NMC Health PLC	130,900	630,334
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Old Mutual PLC	150,000	$ 476,403
PhosAgro OJSC GDR (e)	22,000	311,080
TOTAL UNITED KINGDOM		1,417,817
Zambia - 0.5%
Zambeef Products PLC (a)	851,874	676,986
TOTAL COMMON STOCKS (Cost $136,063,548)		138,902,748
Nonconvertible Preferred Stocks - 5.0%

Russia - 5.0%
Surgutneftegaz JSC	7,419,400	5,203,357
Tatneft OAO (a)	632,100	2,120,180
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $6,623,288)		7,323,537
Money Market Funds - 1.0%

Fidelity Cash Central Fund, 0.13% (b)	308,387	308,387
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,209,000	1,209,000
TOTAL MONEY MARKET FUNDS (Cost $1,517,387)		1,517,387
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $144,204,223)		147,743,672
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(434,658)
NET ASSETS - 100%		$ 147,309,014
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $311,080 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,106
Fidelity Securities Lending Cash Central Fund	4,772
Total	$ 6,878
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,801,685	$ 5,801,685	$ -	$ -
Consumer Staples	16,066,141	16,066,141	-	-
Energy	34,507,388	32,263,592	2,243,796	-
Financials	50,162,592	49,419,258	743,334	-
Health Care	1,790,156	1,790,156	-	-
Industrials	6,536,495	6,536,495	-	-
Information Technology	507,049	507,049	-	-
Materials	13,535,056	8,316,754	5,218,302	-
Telecommunication Services	16,397,776	16,397,776	-	-
Utilities	921,947	921,947	-	-
Money Market Funds	1,517,387	1,517,387	-	-
Total Investments in Securities:	$ 147,743,672	$ 139,538,240	$ 8,205,432	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,141,943) - See accompanying schedule: Unaffiliated issuers (cost $142,686,836)	$ 146,226,285
Fidelity Central Funds (cost $1,517,387)	1,517,387
Total Investments (cost $144,204,223)		$ 147,743,672
Cash		68,908
Foreign currency held at value (cost $29,141)		29,254
Receivable for investments sold		1,434,567
Receivable for fund shares sold		140,948
Dividends receivable		523,209
Distributions receivable from Fidelity Central Funds		4,794
Prepaid expenses		108
Receivable from investment adviser for expense reductions		43,167
Other receivables		23,432
Total assets		150,012,059

Liabilities
Payable for investments purchased	$ 890,805
Payable for fund shares redeemed	360,214
Accrued management fee	99,422
Distribution and service plan fees payable	9,189
Other affiliated payables	42,480
Other payables and accrued expenses	91,935
Collateral on securities loaned, at value	1,209,000
Total liabilities		2,703,045

Net Assets		$ 147,309,014
Net Assets consist of:
Paid in capital		$ 142,617,400
Undistributed net investment income		1,471,643
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(317,917)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,537,888
Net Assets		$ 147,309,014

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,287,413 ÷ 1,162,015 shares)	$ 8.85

Maximum offering price per share (100/94.25 of $8.85)	$ 9.39
Class T: Net Asset Value and redemption price per share ($3,210,136 ÷ 363,115 shares)	$ 8.84

Maximum offering price per share (100/96.50 of $8.84)	$ 9.16
Class B: Net Asset Value and offering price per share ($414,575 ÷ 46,609 shares)A	$ 8.89

Class C: Net Asset Value and offering price per share ($6,577,116 ÷ 747,896 shares)A	$ 8.79

Emerging Europe, Middle East, Africa (EMEA): Net Asset Value, offering price and redemption price per share ($117,460,568 ÷ 13,238,497 shares)	$ 8.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,359,206 ÷ 1,055,839 shares)	$ 8.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 2,971,211
Interest		11,814
Income from Fidelity Central Funds		6,878
Income before foreign taxes withheld		2,989,903
Less foreign taxes withheld		(366,515)
Total income		2,623,388

Expenses
Management fee	$ 613,961
Transfer agent fees	214,961
Distribution and service plan fees	60,237
Accounting and security lending fees	39,488
Custodian fees and expenses	127,968
Independent trustees' compensation	480
Registration fees	76,607
Audit	31,782
Legal	282
Miscellaneous	591
Total expenses before reductions	1,166,357
Expense reductions	(73,454)	1,092,903
Net investment income (loss)		1,530,485
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,596,891
Foreign currency transactions	(9,594)
Total net realized gain (loss)		2,587,297
Change in net unrealized appreciation (depreciation) on: Investment securities	1,241,021
Assets and liabilities in foreign currencies	(1,833)
Total change in net unrealized appreciation (depreciation)		1,239,188
Net gain (loss)		3,826,485
Net increase (decrease) in net assets resulting from operations		$ 5,356,970

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,530,485	$ 3,198,505
Net realized gain (loss)	2,587,297	10,513,420
Change in net unrealized appreciation (depreciation)	1,239,188	(5,470,956)
Net increase (decrease) in net assets resulting from operations	5,356,970	8,240,969
Distributions to shareholders from net investment income	(2,689,985)	(2,782,952)
Distributions to shareholders from net realized gain	(1,184,624)	-
Total distributions	(3,874,609)	(2,782,952)
Share transactions - net increase (decrease)	5,280,131	(7,689,254)
Redemption fees	39,159	36,290
Total increase (decrease) in net assets	6,801,651	(2,194,947)

Net Assets
Beginning of period	140,507,363	142,702,310
End of period (including undistributed net investment income of $1,471,643 and undistributed net investment income of $2,631,143, respectively)	$ 147,309,014	$ 140,507,363

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.71	$ 8.34	$ 8.97	$ 7.26	$ 4.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.18	.16 H	.07	.05	.04
Net realized and unrealized gain (loss)	.29	.34	(.70)	1.70	2.48	(5.31)
Total from investment operations	.37	.52	(.54)	1.77	2.53	(5.27)
Distributions from net investment income	(.15)	(.15)	(.08)	(.04)	(.03)	-
Distributions from net realized gain	(.07)	-	(.02)	(.02)	-	-
Total distributions	(.23) M	(.15)	(.10)	(.07) L	(.03)	-
Redemption fees added to paid in capitalE	- K	- K	.01	.01	.01	.02
Net asset value, end of period	$ 8.85	$ 8.71	$ 8.34	$ 8.97	$ 7.26	$ 4.75
Total Return B,C,D	4.21%	6.38%	(6.05)%	24.66%	53.78%	(52.50)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.70% A	1.62%	1.60%	1.69%	1.87%	2.50% A
Expenses net of fee waivers, if any	1.65% A	1.62%	1.56%	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.61% A	1.60%	1.51%	1.38%	1.39%	1.23% A
Net investment income (loss)	1.84% A	2.09%	1.70% H	.95%	.84%	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,287	$ 8,934	$ 10,260	$ 10,045	$ 4,817	$ 1,368
Portfolio turnover rate G	63% A	30%	53%	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.25%.

I For the period May 8, 2008 (commencement of operations) to October 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.07 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.024 per share.

M Total distributions of $.23 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.074 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.68	$ 8.31	$ 8.96	$ 7.25	$ 4.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.15	.13 H	.06	.04	.04
Net realized and unrealized gain (loss)	.29	.35	(.71)	1.69	2.47	(5.31)
Total from investment operations	.36	.50	(.58)	1.75	2.51	(5.27)
Distributions from net investment income	(.12)	(.13)	(.07)	(.03)	(.02)	-
Distributions from net realized gain	(.07)	-	(.02)	(.02)	-	-
Total distributions	(.20) M	(.13)	(.08) L	(.05)	(.02)	-
Redemption fees added to paid in capital E	- K	- K	.01	.01	.01	.02
Net asset value, end of period	$ 8.84	$ 8.68	$ 8.31	$ 8.96	$ 7.25	$ 4.75
Total Return B,C,D	4.12%	6.14%	(6.42)%	24.44%	53.20%	(52.50)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.99% A	1.89%	1.87%	1.95%	2.15%	2.78% A
Expenses net of fee waivers, if any	1.90% A	1.89%	1.84%	1.75%	1.75%	1.75% A
Expenses net of all reductions	1.86% A	1.86%	1.78%	1.62%	1.64%	1.49% A
Net investment income (loss)	1.59% A	1.82%	1.42% H	.70%	.59%	.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,210	$ 3,336	$ 3,502	$ 3,114	$ 1,560	$ 568
Portfolio turnover rate G	63% A	30%	53%	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .98%.

I For the period May 8, 2008 (commencement of operations) to October 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share.

M Total distributions of $.20 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.074 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.69	$ 8.29	$ 8.93	$ 7.23	$ 4.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.11	.09 H	.02	.01	.02
Net realized and unrealized gain (loss)	.28	.35	(.71)	1.68	2.48	(5.31)
Total from investment operations	.33	.46	(.62)	1.70	2.49	(5.29)
Distributions from net investment income	(.06)	(.06)	(.02)	-	-	-
Distributions from net realized gain	(.07)	-	(.01)	(.01)	-	-
Total distributions	(.13)	(.06)	(.03)	(.01)	-	-
Redemption fees added to paid in capital E	- K	- K	.01	.01	.01	.02
Net asset value, end of period	$ 8.89	$ 8.69	$ 8.29	$ 8.93	$ 7.23	$ 4.73
Total Return B,C,D	3.82%	5.56%	(6.85)%	23.72%	52.85%	(52.70)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.47% A	2.38%	2.37%	2.47%	2.68%	3.32% A
Expenses net of fee waivers, if any	2.40% A	2.38%	2.33%	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.36% A	2.35%	2.27%	2.12%	2.14%	1.99% A
Net investment income (loss)	1.09% A	1.33%	.93% H	.20%	.09%	.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 415	$ 441	$ 539	$ 822	$ 782	$ 487
Portfolio turnover rate G	63% A	30%	53%	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%.

I For the period May 8, 2008 (commencement of operations) to October 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.62	$ 8.24	$ 8.90	$ 7.23	$ 4.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.11	.08 H	.02	.01	.02
Net realized and unrealized gain (loss)	.27	.35	(.69)	1.67	2.48	(5.31)
Total from investment operations	.32	.46	(.61)	1.69	2.49	(5.29)
Distributions from net investment income	(.08)	(.08)	(.05)	(.01)	-	-
Distributions from net realized gain	(.07)	-	(.02)	(.02)	-	-
Total distributions	(.15)	(.08)	(.06) L	(.03)	-	-
Redemption fees added to paid in capital E	- K	- K	.01	.01	.01	.02
Net asset value, end of period	$ 8.79	$ 8.62	$ 8.24	$ 8.90	$ 7.23	$ 4.73
Total Return B,C,D	3.75%	5.68%	(6.79)%	23.61%	52.85%	(52.70)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.47% A	2.37%	2.36%	2.45%	2.61%	3.28% A
Expenses net of fee waivers, if any	2.40% A	2.37%	2.33%	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.36% A	2.35%	2.27%	2.13%	2.14%	1.99% A
Net investment income (loss)	1.09% A	1.34%	.93% H	.20%	.09%	.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,577	$ 7,770	$ 6,650	$ 5,151	$ 2,677	$ 741
Portfolio turnover rate G	63% A	30%	53%	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%.

I For the period May 8, 2008 (commencement of operations) to October 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.06 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Europe, Middle East, Africa (EMEA)

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.75	$ 8.37	$ 9.00	$ 7.28	$ 4.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.20	.18 G	.09	.07	.05
Net realized and unrealized gain (loss)	.28	.35	(.71)	1.70	2.48	(5.31)
Total from investment operations	.37	.55	(.53)	1.79	2.55	(5.26)
Distributions from net investment income	(.18)	(.17)	(.09)	(.05)	(.04)	-
Distributions from net realized gain	(.07)	-	(.02)	(.02)	-	-
Total distributions	(.25)	(.17)	(.11)	(.08) K	(.04)	-
Redemption fees added to paid in capital D	- J	- J	.01	.01	.01	.02
Net asset value, end of period	$ 8.87	$ 8.75	$ 8.37	$ 9.00	$ 7.28	$ 4.76
Total Return B,C	4.26%	6.81%	(5.91)%	24.92%	54.15%	(52.40)%
Ratios to Average Net Assets E,I
Expenses before reductions	1.46% A	1.37%	1.35%	1.45%	1.61%	2.19% A
Expenses net of fee waivers, if any	1.40% A	1.37%	1.31%	1.25%	1.25%	1.25% A
Expenses net of all reductions	1.36% A	1.34%	1.25%	1.12%	1.14%	.98% A
Net investment income (loss)	2.09% A	2.34%	1.95% G	1.21%	1.09%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 117,461	$ 111,441	$ 114,117	$ 140,270	$ 104,141	$ 32,535
Portfolio turnover rate F	63% A	30%	53%	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.51%.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.08 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.75	$ 8.37	$ 9.00	$ 7.28	$ 4.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.21	.19 G	.09	.06	.05
Net realized and unrealized gain (loss)	.28	.35	(.72)	1.70	2.49	(5.31)
Total from investment operations	.37	.56	(.53)	1.79	2.55	(5.26)
Distributions from net investment income	(.19)	(.18)	(.09)	(.05)	(.04)	-
Distributions from net realized gain	(.07)	-	(.02)	(.02)	-	-
Total distributions	(.26)	(.18)	(.11)	(.08) K	(.04)	-
Redemption fees added to paid in capital D	- J	- J	.01	.01	.01	.02
Net asset value, end of period	$ 8.86	$ 8.75	$ 8.37	$ 9.00	$ 7.28	$ 4.76
Total Return B,C	4.28%	6.93%	(5.91)%	24.95%	54.15%	(52.40)%
Ratios to Average Net Assets E,I
Expenses before reductions	1.36% A	1.28%	1.26%	1.34%	1.60%	2.12% A
Expenses net of fee waivers, if any	1.36% A	1.28%	1.24%	1.25%	1.25%	1.25% A
Expenses net of all reductions	1.32% A	1.25%	1.19%	1.13%	1.14%	.98% A
Net investment income (loss)	2.12% A	2.43%	2.02% G	1.20%	1.09%	1.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,359	$ 8,586	$ 7,633	$ 7,171	$ 4,235	$ 2,695
Portfolio turnover rate F	63% A	30%	53%	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.58%.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.08 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Emerging Europe, Middle East, Africa (EMEA) and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 18,695,570
Gross unrealized depreciation	(15,942,902)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,752,668

Tax cost	$ 144,991,004

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (2,121,605)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $54,287,651 and $46,486,053, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .81% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 12,332	$ 892
Class T	.25%	.25%	8,354	-
Class B	.75%	.25%	2,204	1,661
Class C	.75%	.25%	37,347	3,472
			$ 60,237	$ 6,025

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,915
Class T	810
Class B*	1,232
Class C*	662
$ 5,619

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 13,384.27
Class T	5,270.32
Class B	664.30
Class C	11,257.30
Emerging Europe, Middle East, Africa (EMEA)	175,386.29
Institutional Class	9,000.19
	$ 214,961

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $17 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $197 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,772. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement

Class A	1.65%	$ 2,325
Class T	1.90%	1,439
Class B	2.40%	157
Class C	2.40%	2,526
Emerging Europe, Middle East, Africa (EMEA)	1.40%	35,285
		$ 41,732

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $2,182.

Semiannual Report

8. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $29,540 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 155,525	$ 173,376
Class T	46,756	52,030
Class B	2,757	3,592
Class C	69,716	61,819
Emerging Europe, Middle East, Africa (EMEA)	2,222,632	2,310,485
Institutional Class	192,599	181,650
Total	$ 2,689,985	$ 2,782,952
From net realized gain
Class A	$ 76,218	$ -
Class T	28,360	-
Class B	3,579	-
Class C	66,141	-
Emerging Europe, Middle East, Africa (EMEA)	934,516	-
Institutional Class	75,810	-
Total	$ 1,184,624	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	260,018	188,687	$ 2,338,994	$ 1,610,923
Reinvestment of distributions	20,821	16,919	182,599	134,509
Shares redeemed	(144,141)	(411,198)	(1,283,490)	(3,440,999)
Net increase (decrease)	136,698	(205,592)	$ 1,238,103	$ (1,695,567)
Class T
Shares sold	41,536	75,037	$ 368,599	$ 636,446
Reinvestment of distributions	8,485	6,513	74,325	51,713
Shares redeemed	(71,032)	(118,919)	(636,883)	(995,876)
Net increase (decrease)	(21,011)	(37,369)	$ (193,959)	$ (307,717)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class B
Shares sold	5,801	2,520	$ 53,037	$ 21,721
Reinvestment of distributions	679	430	5,999	3,432
Shares redeemed	(10,631)	(17,241)	(95,071)	(147,235)
Net increase (decrease)	(4,151)	(14,291)	$ (36,035)	$ (122,082)
Class C
Shares sold	100,333	337,293	$ 885,114	$ 2,767,333
Reinvestment of distributions	12,615	7,082	110,128	56,016
Shares redeemed	(266,637)	(250,062)	(2,369,795)	(2,064,165)
Net increase (decrease)	(153,689)	94,313	$ (1,374,553)	$ 759,184
Emerging Europe, MiddleEast, Africa (EMEA)
Shares sold	3,507,274	3,688,393	$ 31,829,889	$ 31,635,971
Reinvestment of distributions	341,639	276,215	2,999,595	2,198,675
Shares redeemed	(3,353,153)	(4,854,267)	(29,845,352)	(40,803,317)
Net increase (decrease)	495,760	(889,659)	$ 4,984,132	$ (6,968,671)
Institutional Class
Shares sold	201,899	336,442	$ 1,799,286	$ 2,842,158
Reinvestment of distributions	10,415	5,723	91,338	45,553
Shares redeemed	(138,007)	(272,120)	(1,228,181)	(2,242,112)
Net increase (decrease)	74,307	70,045	$ 662,443	$ 645,599
11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank & Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)

AEMEI-USAN-0613
1.861983.104

Fidelity®
Global Commodity Stock
Fund

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.36%
Actual		$ 1,000.00	$ 945.40	$ 6.56
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 6.81
Class T	1.63%
Actual		$ 1,000.00	$ 944.20	$ 7.86
HypotheticalA		$ 1,000.00	$ 1,016.71	$ 8.15
Class B	2.12%
Actual		$ 1,000.00	$ 942.00	$ 10.21
HypotheticalA		$ 1,000.00	$ 1,014.28	$ 10.59
Class C	2.12%
Actual		$ 1,000.00	$ 941.90	$ 10.21
HypotheticalA		$ 1,000.00	$ 1,014.28	$ 10.59
Global Commodity Stock	1.12%
Actual		$ 1,000.00	$ 947.30	$ 5.41
HypotheticalA		$ 1,000.00	$ 1,019.24	$ 5.61
Institutional Class	1.04%
Actual		$ 1,000.00	$ 947.00	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,019.64	$ 5.21

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Monsanto Co.	6.4	5.0
BHP Billiton PLC	5.2	5.7
Syngenta AG (Switzerland)	4.4	3.9
Royal Dutch Shell PLC Class A (United Kingdom)	3.1	3.2
Rio Tinto PLC	3.1	2.9
Peabody Energy Corp.	3.0	0.7
Archer Daniels Midland Co.	2.5	1.4
International Paper Co.	2.2	1.7
Bunge Ltd.	2.0	1.3
Goldcorp, Inc.	2.0	1.4
	33.9
Top Sectors (% of fund's net assets)
As of April 30, 2013
Metals 37.6%
Energy 35.7%
Agriculture 24.9%
Other 1.6%
Short-Term Investments and Net Other Assets 0.2%

As of October 31, 2012
Metals 35.2%
Energy 34.0%
Agriculture 28.7%
Other 1.6%
Short-Term Investments and Net Other Assets 0.5%

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CHEMICALS - 16.9%
Commodity Chemicals - 0.1%
LyondellBasell Industries NV Class A	5,600	$ 339,920
Diversified Chemicals - 0.1%
Eastman Chemical Co.	800	53,320
FMC Corp.	1,000	60,700
The Dow Chemical Co.	12,200	413,702
		527,722
Fertilizers & Agricultural Chemicals - 16.6%
Agrium, Inc.	36,800	3,373,349
CF Industries Holdings, Inc.	17,672	3,296,005
China BlueChemical Ltd. (H Shares)	1,190,000	725,334
Incitec Pivot Ltd.	333,084	997,941
Israel Chemicals Ltd.	244,800	2,911,652
Israel Corp. Ltd. (Class A)	1,000	642,957
K&S AG	907	40,098
Monsanto Co.	276,300	29,514,364
Potash Corp. of Saskatchewan, Inc.	180,800	7,609,231
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	4,600	227,654
Syngenta AG (Switzerland)	47,890	20,473,904
Taiwan Fertilizer Co. Ltd.	93,000	222,645
The Mosaic Co.	55,959	3,446,515
Uralkali OJSC GDR (Reg. S)	7,000	253,330
Yara International ASA	67,000	3,137,085
		76,872,064
Specialty Chemicals - 0.1%
Albemarle Corp.	5,600	343,000
Ashland, Inc.	2,900	247,109
Johnson Matthey PLC	400	15,061
		605,170
TOTAL CHEMICALS		78,344,876
CONSTRUCTION & ENGINEERING - 0.1%
Construction & Engineering - 0.1%
FLSmidth & Co. A/S	5,900	343,197
CONSTRUCTION MATERIALS - 0.2%
Construction Materials - 0.2%
HeidelbergCement Finance AG	100	7,200
Common Stocks - continued
	Shares	Value
CONSTRUCTION MATERIALS - CONTINUED
Construction Materials - continued
Lafarge SA (Bearer)	9,600	$ 620,189
Vulcan Materials Co.	1,000	49,880
		677,269
CONTAINERS & PACKAGING - 0.1%
Paper Packaging - 0.1%
Rock-Tenn Co. Class A	2,400	240,336
ENERGY EQUIPMENT & SERVICES - 1.9%
Oil & Gas Drilling - 1.5%
Ensco PLC Class A	20,500	1,182,440
Noble Corp.	38,500	1,443,750
Ocean Rig UDW, Inc. (United States) (a)	76,547	1,253,840
Rowan Companies PLC (a)	12,100	393,613
Unit Corp. (a)	14,400	605,232
Vantage Drilling Co. (a)	1,074,382	1,815,706
		6,694,581
Oil & Gas Equipment & Services - 0.4%
Cameron International Corp. (a)	8,900	547,795
Fugro NV (Certificaten Van Aandelen)	2,700	156,187
Halliburton Co.	1,600	68,432
National Oilwell Varco, Inc.	19,300	1,258,746
		2,031,160
TOTAL ENERGY EQUIPMENT & SERVICES		8,725,741
FOOD PRODUCTS - 5.2%
Agricultural Products - 5.2%
Archer Daniels Midland Co.	341,700	11,597,298
Bunge Ltd.	126,000	9,098,460
China Agri-Industries Holdings Ltd.	2,338,300	1,148,035
Golden Agri-Resources Ltd.	4,165,000	1,792,198
Ingredion, Inc.	400	28,804
Wilmar International Ltd.	214,000	578,566
		24,243,361
MACHINERY - 0.4%
Construction & Farm Machinery & Heavy Trucks - 0.4%
Cummins, Inc.	1,000	106,390
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Construction & Farm Machinery & Heavy Trucks - continued
Jain Irrigation Systems Ltd.	222,016	$ 261,572
Samsung Heavy Industries Co. Ltd.	52,640	1,674,850
		2,042,812
METALS & MINING - 37.5%
Aluminum - 0.2%
Alcoa, Inc.	135,300	1,150,050
Diversified Metals & Mining - 16.4%
Anglo American PLC (United Kingdom)	233,351	5,672,746
BHP Billiton PLC	860,066	24,196,058
Copper Mountain Mining Corp. (a)	689,031	1,381,550
Eurasian Natural Resources Corp. PLC	63,000	268,531
First Quantum Minerals Ltd. (d)	112,500	1,964,241
Freeport-McMoRan Copper & Gold, Inc.	163,200	4,966,176
Glencore International PLC (d)	726,600	3,577,301
Grupo Mexico SA de CV Series B	248,311	888,760
Horsehead Holding Corp. (a)	221,000	2,364,700
Iluka Resources Ltd. (d)	49,810	462,160
Inmet Mining Corp.	4,800	322,033
Ivanhoe Australia Ltd. (a)	536,258	100,069
Kazakhmys PLC	28,100	151,157
Korea Zinc Co. Ltd.	1,554	445,064
Mmg Ltd. (a)	408,000	122,503
Norilsk Nickel OJSC sponsored ADR	41,300	630,651
Rio Tinto PLC	315,687	14,496,378
Sterlite Industries (India) Ltd.	21,788	39,238
Sumitomo Metal Mining Co. Ltd.	37,000	517,975
Teck Resources Ltd. Class B (sub. vtg.)	95,800	2,548,454
Turquoise Hill Resources Ltd. (a)(d)	605,314	4,265,948
Walter Energy, Inc. (d)	36,800	659,456
Xstrata PLC	393,591	5,890,690
		75,931,839
Gold - 13.0%
Agnico Eagle Mines Ltd. (Canada)	78,600	2,537,170
AngloGold Ashanti Ltd. sponsored ADR	64,600	1,259,700
B2Gold Corp. (a)	507,880	1,275,434
Barrick Gold Corp.	401,400	7,912,853
Centerra Gold, Inc.	58,600	244,882
Compania de Minas Buenaventura SA sponsored ADR	29,000	580,580
Detour Gold Corp. (a)	66,000	794,005
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Gold - continued
Eldorado Gold Corp.	334,450	$ 2,645,855
Franco-Nevada Corp.	66,646	2,901,478
Gold Fields Ltd. sponsored ADR	145,000	1,081,700
Goldcorp, Inc.	306,110	9,060,698
Harmony Gold Mining Co. Ltd. sponsored ADR	115,800	594,054
IAMGOLD Corp.	74,000	397,380
Kinross Gold Corp.	265,005	1,444,119
New Gold, Inc. (a)	389,300	3,122,283
Newcrest Mining Ltd.	248,040	4,322,575
Newmont Mining Corp.	96,900	3,139,560
Osisko Mining Corp. (a)	443,928	1,872,742
Premier Gold Mines Ltd. (a)	432,900	906,664
Randgold Resources Ltd. sponsored ADR	76,900	6,288,882
Romarco Minerals, Inc. (a)	943,500	412,070
Royal Gold, Inc.	24,300	1,350,594
Yamana Gold, Inc.	452,800	5,604,661
Zijin Mining Group Co. Ltd. (H Shares)	916,000	270,309
		60,020,248
Precious Metals & Minerals - 1.8%
Anglo Platinum Ltd. (a)	6,000	227,597
Aquarius Platinum Ltd. (United Kingdom) (a)	492,800	323,420
Fresnillo PLC	27,900	499,259
Gem Diamonds Ltd. (a)	237,700	482,770
Impala Platinum Holdings Ltd.	46,700	637,308
Pan American Silver Corp.	101,150	1,335,180
Silver Wheaton Corp.	146,200	3,574,278
Tahoe Resources, Inc. (a)	75,500	1,311,479
		8,391,291
Steel - 6.1%
African Minerals Ltd. (a)(d)	462,200	1,570,534
Allegheny Technologies, Inc.	28,000	755,440
ArcelorMittal SA Class A unit (d)	166,400	2,078,336
Carpenter Technology Corp.	3,400	152,864
Cliffs Natural Resources, Inc. (d)	13,100	279,554
Commercial Metals Co.	9,550	139,621
Eregli Demir ve Celik Fabrikalari T.A.S.	168,770	192,988
Fortescue Metals Group Ltd. (d)	271,789	986,173
Gerdau SA sponsored ADR	179,500	1,409,075
Hyundai Hysco Co. Ltd.	29,500	824,793
Hyundai Steel Co.	25,715	1,778,744
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
JFE Holdings, Inc.	60,900	$ 1,322,256
Jindal Steel & Power Ltd. (a)	61,255	347,494
London Mining PLC (a)	859,986	1,532,899
Magnitogorsk Iron & Steel Works OJSC unit	181,000	544,810
POSCO	13,732	3,945,838
Reliance Steel & Aluminum Co.	1,000	65,070
Tata Steel Ltd.	46,417	261,763
Thyssenkrupp AG (a)	47,300	855,577
Vale SA (PN-A) sponsored ADR	522,600	8,497,476
Voestalpine AG	23,100	721,143
		28,262,448
TOTAL METALS & MINING		173,755,876
OIL, GAS & CONSUMABLE FUELS - 33.8%
Coal & Consumable Fuels - 4.4%
Alpha Natural Resources, Inc. (a)	331,737	2,461,489
Banpu PCL (For. Reg.)	22,350	259,671
Cameco Corp.	72,600	1,415,320
China Shenhua Energy Co. Ltd. (H Shares)	374,000	1,322,951
CONSOL Energy, Inc.	24,600	827,544
Peabody Energy Corp.	687,000	13,781,220
PT Tambang Batubbara Bukit Asam Tbk	106,500	167,048
Whitehaven Coal Ltd.	138,200	279,380
Yanzhou Coal Mining Co. Ltd. (H Shares)	52,000	54,347
		20,568,970
Integrated Oil & Gas - 16.2%
BG Group PLC	314,350	5,295,565
BP PLC	1,185,900	8,593,204
Cenovus Energy, Inc.	49,800	1,490,367
Chevron Corp.	13,900	1,695,939
ENI SpA	193,727	4,623,566
Exxon Mobil Corp.	15,961	1,420,369
Gazprom OAO sponsored ADR	300,500	2,388,975
Hess Corp.	25,200	1,818,936
Imperial Oil Ltd.	11,200	445,576
InterOil Corp. (a)(d)	62,300	4,929,176
LUKOIL Oil Co. sponsored ADR	39,900	2,539,635
Murphy Oil Corp.	18,800	1,167,292
Occidental Petroleum Corp.	67,200	5,998,272
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
Origin Energy Ltd.	55,772	$ 712,328
PetroChina Co. Ltd. (H Shares)	402,000	512,401
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	257,400	5,140,278
PTT PCL (For. Reg.)	62,100	689,765
Repsol YPF SA	41,109	963,665
Royal Dutch Shell PLC Class A (United Kingdom)	427,250	14,545,845
StatoilHydro ASA	64,600	1,581,497
Suncor Energy, Inc.	213,432	6,654,324
Surgutneftegaz JSC (Reg.) (a)	414,400	355,127
Total SA	30,000	1,510,112
		75,072,214
Oil & Gas Exploration & Production - 13.2%
Africa Oil Corp. (a)	24,900	151,508
Anadarko Petroleum Corp.	77,400	6,560,424
Apache Corp.	58,900	4,351,532
Athabasca Oil Corp. (a)	16,500	119,396
Baytex Energy Corp.	4,300	169,917
Bonavista Energy Corp.	7,500	118,740
Cabot Oil & Gas Corp.	13,200	898,260
Cairn India Ltd.	49,500	287,678
Canadian Natural Resources Ltd.	89,000	2,610,502
Chesapeake Energy Corp.	49,100	959,414
Cimarex Energy Co.	7,400	541,532
CNOOC Ltd.	120,000	224,768
CNOOC Ltd. sponsored ADR	12,100	2,266,814
Cobalt International Energy, Inc. (a)	87,100	2,433,574
Concho Resources, Inc. (a)	15,100	1,300,563
ConocoPhillips	12,200	737,490
Crew Energy, Inc. (a)	378,000	2,622,681
Denbury Resources, Inc. (a)	119,100	2,130,699
Devon Energy Corp.	27,900	1,536,174
Double Eagle Petroleum Co. (a)	319,186	1,586,354
Energen Corp.	10,600	502,652
EOG Resources, Inc.	17,100	2,071,836
EQT Corp.	7,500	563,400
INPEX Corp.	561	2,714,852
Marathon Oil Corp.	58,300	1,904,661
MEG Energy Corp. (a)	5,100	145,895
Newfield Exploration Co. (a)	9,100	198,289
Noble Energy, Inc.	15,800	1,789,982
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Northern Oil & Gas, Inc. (a)	44,000	$ 567,160
NOVATEK OAO GDR (Reg. S)	2,400	242,880
OGX Petroleo e Gas Participacoes SA (a)	56,600	57,145
Oil Search Ltd. ADR	47,695	367,379
Ophir Energy PLC (a)	31,920	201,753
Pacific Rubiales Energy Corp.	48,474	1,024,861
Painted Pony Petroleum Ltd. (e)	15,000	145,615
Painted Pony Petroleum Ltd. Class A (a)	213,100	2,068,706
Pengrowth Energy Corp. (d)	42,200	215,304
Penn West Petroleum Ltd.	183,200	1,691,161
PetroBakken Energy Ltd. (d)	167,900	1,433,262
Petroceltic International PLC (a)	700,000	70,134
Petrominerales Ltd. (d)	276,526	1,526,115
Pioneer Natural Resources Co.	8,700	1,063,401
Platino Energy Corp. (a)	137,400	193,665
PTT Exploration and Production PCL (For. Reg.)	52,600	275,993
QEP Resources, Inc.	18,100	519,651
Rosetta Resources, Inc. (a)	24,200	1,038,422
Santos Ltd.	88,300	1,130,527
Southwestern Energy Co. (a)	27,200	1,017,824
Talisman Energy, Inc.	100,500	1,205,062
Tullow Oil PLC	80,400	1,250,142
Whiting Petroleum Corp. (a)	31,400	1,397,300
Woodside Petroleum Ltd.	18,552	734,926
		60,937,975
Oil & Gas Refining & Marketing - 0.0%
Marathon Petroleum Corp.	350	27,426
Phillips 66	500	30,475
Tesoro Corp.	600	32,040
Valero Energy Corp.	300	12,096
		102,037
Oil & Gas Storage & Transport - 0.0%
Tesoro Logistics LP	800	47,680
The Williams Companies, Inc.	1,400	53,382
		101,062
TOTAL OIL, GAS & CONSUMABLE FUELS		156,782,258
Common Stocks - continued
	Shares	Value
PAPER & FOREST PRODUCTS - 3.1%
Forest Products - 0.2%
Boise Cascade Co.	3,000	$ 96,090
Canfor Corp. (a)	9,900	206,756
Norbord, Inc. (a)	9,100	303,499
West Fraser Timber Co. Ltd.	2,100	183,350
		789,695
Paper Products - 2.9%
Empresas CMPC SA	68,875	254,470
International Paper Co.	216,800	10,185,264
Mondi PLC	11,400	150,785
Stora Enso Oyj (R Shares)	75,100	521,713
UPM-Kymmene Corp.	228,100	2,385,147
		13,497,379
TOTAL PAPER & FOREST PRODUCTS		14,287,074
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Specialized REITs - 0.0%
Weyerhaeuser Co.	1,900	57,969
SPECIALTY RETAIL - 0.5%
Specialty Stores - 0.5%
Tsutsumi Jewelry Co. Ltd.	77,900	2,432,555
TRADING COMPANIES & DISTRIBUTORS - 0.0%
Trading Companies & Distributors - 0.0%
Mitsubishi Corp.	8,400	151,219
TOTAL COMMON STOCKS (Cost $541,492,178)		462,084,543
Nonconvertible Preferred Stocks - 0.1%

CHEMICALS - 0.0%
Commodity Chemicals - 0.0%
Braskem SA (PN-A)	13,250	115,232
METALS & MINING - 0.1%
Steel - 0.1%
Bradespar Sa (PN)	12,600	160,023
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $350,390)		275,255
Money Market Funds - 5.9%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	12,621,336	$ 12,621,336
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	14,846,741	14,846,741
TOTAL MONEY MARKET FUNDS (Cost $27,468,077)		27,468,077
TOTAL INVESTMENT PORTFOLIO - 105.7% (Cost $569,310,645)		489,827,875
NET OTHER ASSETS (LIABILITIES) - (5.7)%		(26,386,096)
NET ASSETS - 100%		$ 463,441,779
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $145,615 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,889
Fidelity Securities Lending Cash Central Fund	338,230
Total	$ 340,119
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 462,084,543	$ 359,826,497	$ 101,936,013	$ 322,033
Nonconvertible Preferred Stocks	275,255	275,255	-	-
Money Market Funds	27,468,077	27,468,077	-	-
Total Investments in Securities:	$ 489,827,875	$ 387,569,829	$ 101,936,013	$ 322,033

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 8,230,064
Level 2 to Level 1	$ 0
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	30.7%
Canada	21.6%
United Kingdom	18.1%
Switzerland	4.7%
Brazil	3.3%
Bermuda	2.4%
Bailiwick of Jersey	2.2%
Australia	2.2%
Korea (South)	2.0%
Japan	1.5%
Russia	1.5%
Norway	1.0%
Italy	1.0%
Others (Individually Less Than 1%)	7.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,264,130) - See accompanying schedule: Unaffiliated issuers (cost $541,842,568)	$ 462,359,798
Fidelity Central Funds (cost $27,468,077)	27,468,077
Total Investments (cost $569,310,645)		$ 489,827,875
Foreign currency held at value (cost $342,791)		342,791
Receivable for investments sold		10,110,340
Receivable for fund shares sold		630,806
Dividends receivable		981,157
Distributions receivable from Fidelity Central Funds		122,363
Prepaid expenses		349
Receivable from investment adviser for expense reductions		2,040
Other receivables		26,122
Total assets		502,043,843

Liabilities
Payable for investments purchased	$ 696,830
Payable for fund shares redeemed	22,535,663
Accrued management fee	286,934
Distribution and service plan fees payable	46,737
Other affiliated payables	151,530
Other payables and accrued expenses	37,629
Collateral on securities loaned, at value	14,846,741
Total liabilities		38,602,064

Net Assets		$ 463,441,779
Net Assets consist of:
Paid in capital		$ 562,104,159
Undistributed net investment income		2,160,927
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(21,334,522)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(79,488,785)
Net Assets		$ 463,441,779

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($79,999,723 ÷ 5,850,569 shares)	$ 13.67

Maximum offering price per share (100/94.25 of $13.67)	$ 14.50
Class T: Net Asset Value and redemption price per share ($13,311,306 ÷ 974,867 shares)	$ 13.65

Maximum offering price per share (100/96.50 of $13.65)	$ 14.15
Class B: Net Asset Value and offering price per share ($2,617,988 ÷ 192,865 shares)A	$ 13.57

Class C: Net Asset Value and offering price per share ($26,146,579 ÷ 1,933,754 shares)A	$ 13.52

Global Commodity Stock: Net Asset Value, offering price and redemption price per share ($300,732,346 ÷ 21,910,987 shares)	$ 13.73

Institutional Class: Net Asset Value, offering price and redemption price per share ($40,633,837 ÷ 2,962,045 shares)	$ 13.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 6,598,291
Income from Fidelity Central Funds (including $338,230 from security lending)		340,119
Income before foreign taxes withheld		6,938,410
Less foreign taxes withheld		(529,859)
Total income		6,408,551

Expenses
Management fee	$ 1,935,181
Transfer agent fees	809,563
Distribution and service plan fees	318,885
Accounting and security lending fees	141,879
Custodian fees and expenses	37,419
Independent trustees' compensation	1,808
Registration fees	89,299
Audit	25,737
Legal	1,046
Interest	931
Miscellaneous	2,253
Total expenses before reductions	3,364,001
Expense reductions	(60,857)	3,303,144
Net investment income (loss)		3,105,407
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,371,803
Foreign currency transactions	33,693
Total net realized gain (loss)		19,405,496
Change in net unrealized appreciation (depreciation) on: Investment securities	(51,563,760)
Assets and liabilities in foreign currencies	1,835
Total change in net unrealized appreciation (depreciation)		(51,561,925)
Net gain (loss)		(32,156,429)
Net increase (decrease) in net assets resulting from operations		$ (29,051,022)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,105,407	$ 6,227,231
Net realized gain (loss)	19,405,496	(27,607,132)
Change in net unrealized appreciation (depreciation)	(51,561,925)	(8,995,088)
Net increase (decrease) in net assets resulting from operations	(29,051,022)	(30,374,989)
Distributions to shareholders from net investment income	(5,697,049)	(3,692,921)
Distributions to shareholders from net realized gain	-	(671,463)
Total distributions	(5,697,049)	(4,364,384)
Share transactions - net increase (decrease)	(90,950,757)	(156,629,581)
Redemption fees	10,062	31,600
Total increase (decrease) in net assets	(125,688,766)	(191,337,354)

Net Assets
Beginning of period	589,130,545	780,467,899
End of period (including undistributed net investment income of $2,160,927 and undistributed net investment income of $4,752,569, respectively)	$ 463,441,779	$ 589,130,545

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 14.59	$ 15.14	$ 15.60	$ 13.29	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.07	.11	.12	.19 H	(.01)
Net realized and unrealized gain (loss)	(.86)	(.59)	(.38)	2.20	3.29
Total from investment operations	(.79)	(.48)	(.26)	2.39	3.28
Distributions from net investment income	(.13)	(.05)	(.13)	- K	-
Distributions from net realized gain	-	(.01)	(.06)	(.08)	-
Total distributions	(.13)	(.07) M	(.20) L	(.08)	-
Redemption fees added to paid in capital E	- K	- K	- K	- K	.01
Net asset value, end of period	$ 13.67	$ 14.59	$ 15.14	$ 15.60	$ 13.29
Total Return B,C,D	(5.46)%	(3.19)%	(1.80)%	18.04%	32.90%
Ratios to Average Net Assets F,J
Expenses before reductions	1.36% A	1.34%	1.32%	1.37%	1.65% A
Expenses net of fee waivers, if any	1.36% A	1.34%	1.32%	1.37%	1.50% A
Expenses net of all reductions	1.34% A	1.33%	1.31%	1.36%	1.48% A
Net investment income (loss)	1.00% A	.80%	.71%	1.35% H	(.15)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,000	$ 99,694	$ 127,979	$ 60,370	$ 15,705
Portfolio turnover rate G	64% A	91%	71%	54%	25% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .42%. I For the period March 25, 2009 (commencement of operations) to October 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.20 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.062 per share. M Total distributions of $.07 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 14.54	$ 15.08	$ 15.55	$ 13.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.08	.07	.16 H	(.03)
Net realized and unrealized gain (loss)	(.86)	(.60)	(.38)	2.19	3.29
Total from investment operations	(.81)	(.52)	(.31)	2.35	3.26
Distributions from net investment income	(.08)	(.01)	(.10)	-	-
Distributions from net realized gain	-	(.01)	(.06)	(.07)	-
Total distributions	(.08)	(.02)	(.16)	(.07)	-
Redemption fees added to paid in capital E	- K	- K	- K	- K	.01
Net asset value, end of period	$ 13.65	$ 14.54	$ 15.08	$ 15.55	$ 13.27
Total Return B,C,D	(5.58)%	(3.43)%	(2.09)%	17.73%	32.70%
Ratios to Average Net Assets F,J
Expenses before reductions	1.63% A	1.61%	1.60%	1.63%	2.04% A
Expenses net of fee waivers, if any	1.63% A	1.61%	1.60%	1.63%	1.75% A
Expenses net of all reductions	1.60% A	1.60%	1.59%	1.61%	1.73% A
Net investment income (loss)	.74% A	.53%	.43%	1.10% H	(.40)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,311	$ 16,692	$ 20,831	$ 11,762	$ 4,665
Portfolio turnover rate G	64% A	91%	71%	54%	25% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .17%. I For the period March 25, 2009 (commencement of operations) to October 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 14.41	$ 15.00	$ 15.46	$ 13.22	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	- K	(.01)	.08 H	(.07)
Net realized and unrealized gain (loss)	(.86)	(.59)	(.39)	2.20	3.28
Total from investment operations	(.84)	(.59)	(.40)	2.28	3.21
Distributions from net investment income	- K	-	-	-	-
Distributions from net realized gain	-	-	(.06)	(.04)	-
Total distributions	- K	-	(.06)	(.04)	-
Redemption fees added to paid in capital E	- K	- K	- K	- K	.01
Net asset value, end of period	$ 13.57	$ 14.41	$ 15.00	$ 15.46	$ 13.22
Total Return B,C,D	(5.80)%	(3.93)%	(2.62)%	17.23%	32.20%
Ratios to Average Net Assets F,J
Expenses before reductions	2.12% A	2.10%	2.11%	2.16%	2.66% A
Expenses net of fee waivers, if any	2.12% A	2.10%	2.11%	2.16%	2.25% A
Expenses net of all reductions	2.10% A	2.10%	2.10%	2.15%	2.23% A
Net investment income (loss)	.24% A	.03%	(.09)%	.56% H	(.90)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,618	$ 3,097	$ 4,324	$ 4,348	$ 2,726
Portfolio turnover rate G	64% A	91%	71%	54%	25% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.37)%. I For the period March 25, 2009 (commencement of operations) to October 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 14.37	$ 14.95	$ 15.45	$ 13.22	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.01	(.01)	.08 H	(.07)
Net realized and unrealized gain (loss)	(.85)	(.59)	(.38)	2.19	3.28
Total from investment operations	(.83)	(.58)	(.39)	2.27	3.21
Distributions from net investment income	(.02)	-	(.05)	-	-
Distributions from net realized gain	-	-	(.06)	(.04)	-
Total distributions	(.02)	-	(.11)	(.04)	-
Redemption fees added to paid in capital E	- K	- K	- K	- K	.01
Net asset value, end of period	$ 13.52	$ 14.37	$ 14.95	$ 15.45	$ 13.22
Total Return B,C,D	(5.81)%	(3.88)%	(2.58)%	17.21%	32.20%
Ratios to Average Net Assets F,J
Expenses before reductions	2.12% A	2.10%	2.09%	2.14%	2.53% A
Expenses net of fee waivers, if any	2.12% A	2.10%	2.09%	2.14%	2.25% A
Expenses net of all reductions	2.10% A	2.09%	2.08%	2.13%	2.23% A
Net investment income (loss)	.24% A	.03%	(.07)%	.58% H	(.90)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,147	$ 31,865	$ 37,185	$ 14,338	$ 4,798
Portfolio turnover rate G	64% A	91%	71%	54%	25% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. I For the period March 25, 2009 (commencement of operations) to October 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Commodity Stock

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.66	$ 15.21	$ 15.66	$ 13.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.15	.16	.23 G	.01
Net realized and unrealized gain (loss)	(.86)	(.60)	(.39)	2.21	3.29
Total from investment operations	(.77)	(.45)	(.23)	2.44	3.30
Distributions from net investment income	(.16)	(.08)	(.16)	(.01)	-
Distributions from net realized gain	-	(.01)	(.06)	(.08)	-
Total distributions	(.16)	(.10) K	(.22)	(.09)	-
Redemption fees added to paid in capital D	- J	- J	- J	- J	.01
Net asset value, end of period	$ 13.73	$ 14.66	$ 15.21	$ 15.66	$ 13.31
Total Return B,C	(5.27)%	(2.96)%	(1.59)%	18.38%	33.10%
Ratios to Average Net Assets E,I
Expenses before reductions	1.12% A	1.10%	1.08%	1.10%	1.42% A
Expenses net of fee waivers, if any	1.12% A	1.10%	1.08%	1.10%	1.25% A
Expenses net of all reductions	1.10% A	1.09%	1.07%	1.09%	1.23% A
Net investment income (loss)	1.24% A	1.04%	.95%	1.62% G	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 300,732	$ 387,242	$ 531,224	$ 310,186	$ 159,439
Portfolio turnover rate F	64% A	91%	71%	54%	25% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .69%. H For the period March 25, 2009 (commencement of operations) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.10 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.67	$ 15.22	$ 15.66	$ 13.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.16	.16	.23 G	.01
Net realized and unrealized gain (loss)	(.87)	(.60)	(.38)	2.21	3.29
Total from investment operations	(.77)	(.44)	(.22)	2.44	3.30
Distributions from net investment income	(.18)	(.09)	(.16)	(.01)	-
Distributions from net realized gain	-	(.01)	(.06)	(.08)	-
Total distributions	(.18)	(.11) K	(.22)	(.09)	-
Redemption fees added to paid in capital D	- J	- J	- J	- J	.01
Net asset value, end of period	$ 13.72	$ 14.67	$ 15.22	$ 15.66	$ 13.31
Total Return B,C	(5.30)%	(2.90)%	(1.50)%	18.39%	33.10%
Ratios to Average Net Assets E,I
Expenses before reductions	1.04% A	1.04%	1.03%	1.09%	1.36% A
Expenses net of fee waivers, if any	1.04% A	1.04%	1.03%	1.09%	1.25% A
Expenses net of all reductions	1.02% A	1.03%	1.03%	1.07%	1.23% A
Net investment income (loss)	1.32% A	1.10%	.99%	1.64% G	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,634	$ 50,540	$ 58,925	$ 35,739	$ 9,811
Portfolio turnover rate F	64% A	91%	71%	54%	25% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .71%. H For the period March 25, 2009 (commencement of operations) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.11 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Global Commodity Stock Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Commodity Stock and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 29,496,486
Gross unrealized depreciation	(115,150,056)
Net unrealized appreciation (depreciation) on securities and other investments	$ (85,653,570)

Tax cost	$ 575,481,445

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$ (6,952,413)
No expiration
Short-term	(26,207,079)
Total capital loss carryforward	$ (33,159,492)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $174,133,498 and $265,644,219, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 116,989	$ 1,495
Class T	.25%	.25%	38,398	548
Class B	.75%	.25%	14,751	11,095
Class C	.75%	.25%	148,747	19,079
			$ 318,885	$ 32,217

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,805
Class T	1,928
Class B*	2,665
Class C*	2,576
$ 21,974

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 138,486.30
Class T	23,725.31
Class B	4,460.30
Class C	45,127.30
Global Commodity Stock	540,644.30
Institutional Class	57,121.23
	$ 809,563

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $9,417 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,067,211.41%		$ 890

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $742 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $419,336. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $22,350 from securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $1,129,500. The weighted average interest rate was .65%. The interest expense amounted to $41 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $58,817 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $2,040.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 864,701	$ 437,422
Class T	89,063	12,232
Class B	847	-
Class C	32,277	-
Global Commodity Stock	4,073,304	2,878,965
Institutional Class	636,857	364,302
Total	$ 5,697,049	$ 3,692,921
From net realized gain
Class A	$ -	$ 117,768
Class T	-	19,027
Global Commodity Stock	-	479,827
Institutional Class	-	54,841
Total	$ -	$ 671,463

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	739,606	1,675,922	$ 10,636,047	$ 24,194,276
Reinvestment of distributions	52,558	32,805	744,754	472,060
Shares redeemed	(1,773,743)	(3,329,384)	(25,334,167)	(47,357,051)
Net increase (decrease)	(981,579)	(1,620,657)	$ (13,953,366)	$ (22,690,715)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class T
Shares sold	61,493	189,622	$ 877,051	$ 2,764,209
Reinvestment of distributions	5,824	1,948	82,471	28,015
Shares redeemed	(240,286)	(424,718)	(3,420,634)	(6,023,857)
Net increase (decrease)	(172,969)	(233,148)	$ (2,461,112)	$ (3,231,633)
Class B
Shares sold	4,414	7,831	$ 63,614	$ 113,787
Reinvestment of distributions	54	-	758	-
Shares redeemed	(26,430)	(81,206)	(377,204)	(1,157,702)
Net increase (decrease)	(21,962)	(73,375)	$ (312,832)	$ (1,043,915)
Class C
Shares sold	198,871	492,632	$ 2,827,739	$ 7,143,884
Reinvestment of distributions	1,963	-	27,576	-
Shares redeemed	(484,664)	(761,541)	(6,831,496)	(10,673,957)
Net increase (decrease)	(283,830)	(268,909)	$ (3,976,181)	$ (3,530,073)
Global Commodity Stock
Shares sold	3,164,217	7,606,851	$ 45,840,305	$ 109,989,271
Reinvestment of distributions	264,635	210,059	3,760,465	3,031,159
Shares redeemed	(7,924,981)	(16,330,927)	(113,125,604)	(233,733,610)
Net increase (decrease)	(4,496,129)	(8,514,017)	$ (63,524,834)	$ (120,713,180)
Institutional Class
Shares sold	728,745	1,589,148	$ 10,530,408	$ 22,944,496
Reinvestment of distributions	25,953	18,526	368,529	267,335
Shares redeemed	(1,238,289)	(2,034,602)	(17,621,369)	(28,631,896)
Net increase (decrease)	(483,591)	(426,928)	$ (6,722,432)	$ (5,420,065)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other - continued

At the end of the period, FMR or its affiliates were the owners of record of 10% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management &
Research (U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

GCS-USAN-0613
1.879382.104

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Commodity Stock

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Global Commodity
Stock Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.36%
Actual		$ 1,000.00	$ 945.40	$ 6.56
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 6.81
Class T	1.63%
Actual		$ 1,000.00	$ 944.20	$ 7.86
HypotheticalA		$ 1,000.00	$ 1,016.71	$ 8.15
Class B	2.12%
Actual		$ 1,000.00	$ 942.00	$ 10.21
HypotheticalA		$ 1,000.00	$ 1,014.28	$ 10.59
Class C	2.12%
Actual		$ 1,000.00	$ 941.90	$ 10.21
HypotheticalA		$ 1,000.00	$ 1,014.28	$ 10.59
Global Commodity Stock	1.12%
Actual		$ 1,000.00	$ 947.30	$ 5.41
HypotheticalA		$ 1,000.00	$ 1,019.24	$ 5.61
Institutional Class	1.04%
Actual		$ 1,000.00	$ 947.00	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,019.64	$ 5.21

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Monsanto Co.	6.4	5.0
BHP Billiton PLC	5.2	5.7
Syngenta AG (Switzerland)	4.4	3.9
Royal Dutch Shell PLC Class A (United Kingdom)	3.1	3.2
Rio Tinto PLC	3.1	2.9
Peabody Energy Corp.	3.0	0.7
Archer Daniels Midland Co.	2.5	1.4
International Paper Co.	2.2	1.7
Bunge Ltd.	2.0	1.3
Goldcorp, Inc.	2.0	1.4
	33.9
Top Sectors (% of fund's net assets)
As of April 30, 2013
Metals 37.6%
Energy 35.7%
Agriculture 24.9%
Other 1.6%
Short-Term Investments and Net Other Assets 0.2%

As of October 31, 2012
Metals 35.2%
Energy 34.0%
Agriculture 28.7%
Other 1.6%
Short-Term Investments and Net Other Assets 0.5%

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CHEMICALS - 16.9%
Commodity Chemicals - 0.1%
LyondellBasell Industries NV Class A	5,600	$ 339,920
Diversified Chemicals - 0.1%
Eastman Chemical Co.	800	53,320
FMC Corp.	1,000	60,700
The Dow Chemical Co.	12,200	413,702
		527,722
Fertilizers & Agricultural Chemicals - 16.6%
Agrium, Inc.	36,800	3,373,349
CF Industries Holdings, Inc.	17,672	3,296,005
China BlueChemical Ltd. (H Shares)	1,190,000	725,334
Incitec Pivot Ltd.	333,084	997,941
Israel Chemicals Ltd.	244,800	2,911,652
Israel Corp. Ltd. (Class A)	1,000	642,957
K&S AG	907	40,098
Monsanto Co.	276,300	29,514,364
Potash Corp. of Saskatchewan, Inc.	180,800	7,609,231
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	4,600	227,654
Syngenta AG (Switzerland)	47,890	20,473,904
Taiwan Fertilizer Co. Ltd.	93,000	222,645
The Mosaic Co.	55,959	3,446,515
Uralkali OJSC GDR (Reg. S)	7,000	253,330
Yara International ASA	67,000	3,137,085
		76,872,064
Specialty Chemicals - 0.1%
Albemarle Corp.	5,600	343,000
Ashland, Inc.	2,900	247,109
Johnson Matthey PLC	400	15,061
		605,170
TOTAL CHEMICALS		78,344,876
CONSTRUCTION & ENGINEERING - 0.1%
Construction & Engineering - 0.1%
FLSmidth & Co. A/S	5,900	343,197
CONSTRUCTION MATERIALS - 0.2%
Construction Materials - 0.2%
HeidelbergCement Finance AG	100	7,200
Common Stocks - continued
	Shares	Value
CONSTRUCTION MATERIALS - CONTINUED
Construction Materials - continued
Lafarge SA (Bearer)	9,600	$ 620,189
Vulcan Materials Co.	1,000	49,880
		677,269
CONTAINERS & PACKAGING - 0.1%
Paper Packaging - 0.1%
Rock-Tenn Co. Class A	2,400	240,336
ENERGY EQUIPMENT & SERVICES - 1.9%
Oil & Gas Drilling - 1.5%
Ensco PLC Class A	20,500	1,182,440
Noble Corp.	38,500	1,443,750
Ocean Rig UDW, Inc. (United States) (a)	76,547	1,253,840
Rowan Companies PLC (a)	12,100	393,613
Unit Corp. (a)	14,400	605,232
Vantage Drilling Co. (a)	1,074,382	1,815,706
		6,694,581
Oil & Gas Equipment & Services - 0.4%
Cameron International Corp. (a)	8,900	547,795
Fugro NV (Certificaten Van Aandelen)	2,700	156,187
Halliburton Co.	1,600	68,432
National Oilwell Varco, Inc.	19,300	1,258,746
		2,031,160
TOTAL ENERGY EQUIPMENT & SERVICES		8,725,741
FOOD PRODUCTS - 5.2%
Agricultural Products - 5.2%
Archer Daniels Midland Co.	341,700	11,597,298
Bunge Ltd.	126,000	9,098,460
China Agri-Industries Holdings Ltd.	2,338,300	1,148,035
Golden Agri-Resources Ltd.	4,165,000	1,792,198
Ingredion, Inc.	400	28,804
Wilmar International Ltd.	214,000	578,566
		24,243,361
MACHINERY - 0.4%
Construction & Farm Machinery & Heavy Trucks - 0.4%
Cummins, Inc.	1,000	106,390
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Construction & Farm Machinery & Heavy Trucks - continued
Jain Irrigation Systems Ltd.	222,016	$ 261,572
Samsung Heavy Industries Co. Ltd.	52,640	1,674,850
		2,042,812
METALS & MINING - 37.5%
Aluminum - 0.2%
Alcoa, Inc.	135,300	1,150,050
Diversified Metals & Mining - 16.4%
Anglo American PLC (United Kingdom)	233,351	5,672,746
BHP Billiton PLC	860,066	24,196,058
Copper Mountain Mining Corp. (a)	689,031	1,381,550
Eurasian Natural Resources Corp. PLC	63,000	268,531
First Quantum Minerals Ltd. (d)	112,500	1,964,241
Freeport-McMoRan Copper & Gold, Inc.	163,200	4,966,176
Glencore International PLC (d)	726,600	3,577,301
Grupo Mexico SA de CV Series B	248,311	888,760
Horsehead Holding Corp. (a)	221,000	2,364,700
Iluka Resources Ltd. (d)	49,810	462,160
Inmet Mining Corp.	4,800	322,033
Ivanhoe Australia Ltd. (a)	536,258	100,069
Kazakhmys PLC	28,100	151,157
Korea Zinc Co. Ltd.	1,554	445,064
Mmg Ltd. (a)	408,000	122,503
Norilsk Nickel OJSC sponsored ADR	41,300	630,651
Rio Tinto PLC	315,687	14,496,378
Sterlite Industries (India) Ltd.	21,788	39,238
Sumitomo Metal Mining Co. Ltd.	37,000	517,975
Teck Resources Ltd. Class B (sub. vtg.)	95,800	2,548,454
Turquoise Hill Resources Ltd. (a)(d)	605,314	4,265,948
Walter Energy, Inc. (d)	36,800	659,456
Xstrata PLC	393,591	5,890,690
		75,931,839
Gold - 13.0%
Agnico Eagle Mines Ltd. (Canada)	78,600	2,537,170
AngloGold Ashanti Ltd. sponsored ADR	64,600	1,259,700
B2Gold Corp. (a)	507,880	1,275,434
Barrick Gold Corp.	401,400	7,912,853
Centerra Gold, Inc.	58,600	244,882
Compania de Minas Buenaventura SA sponsored ADR	29,000	580,580
Detour Gold Corp. (a)	66,000	794,005
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Gold - continued
Eldorado Gold Corp.	334,450	$ 2,645,855
Franco-Nevada Corp.	66,646	2,901,478
Gold Fields Ltd. sponsored ADR	145,000	1,081,700
Goldcorp, Inc.	306,110	9,060,698
Harmony Gold Mining Co. Ltd. sponsored ADR	115,800	594,054
IAMGOLD Corp.	74,000	397,380
Kinross Gold Corp.	265,005	1,444,119
New Gold, Inc. (a)	389,300	3,122,283
Newcrest Mining Ltd.	248,040	4,322,575
Newmont Mining Corp.	96,900	3,139,560
Osisko Mining Corp. (a)	443,928	1,872,742
Premier Gold Mines Ltd. (a)	432,900	906,664
Randgold Resources Ltd. sponsored ADR	76,900	6,288,882
Romarco Minerals, Inc. (a)	943,500	412,070
Royal Gold, Inc.	24,300	1,350,594
Yamana Gold, Inc.	452,800	5,604,661
Zijin Mining Group Co. Ltd. (H Shares)	916,000	270,309
		60,020,248
Precious Metals & Minerals - 1.8%
Anglo Platinum Ltd. (a)	6,000	227,597
Aquarius Platinum Ltd. (United Kingdom) (a)	492,800	323,420
Fresnillo PLC	27,900	499,259
Gem Diamonds Ltd. (a)	237,700	482,770
Impala Platinum Holdings Ltd.	46,700	637,308
Pan American Silver Corp.	101,150	1,335,180
Silver Wheaton Corp.	146,200	3,574,278
Tahoe Resources, Inc. (a)	75,500	1,311,479
		8,391,291
Steel - 6.1%
African Minerals Ltd. (a)(d)	462,200	1,570,534
Allegheny Technologies, Inc.	28,000	755,440
ArcelorMittal SA Class A unit (d)	166,400	2,078,336
Carpenter Technology Corp.	3,400	152,864
Cliffs Natural Resources, Inc. (d)	13,100	279,554
Commercial Metals Co.	9,550	139,621
Eregli Demir ve Celik Fabrikalari T.A.S.	168,770	192,988
Fortescue Metals Group Ltd. (d)	271,789	986,173
Gerdau SA sponsored ADR	179,500	1,409,075
Hyundai Hysco Co. Ltd.	29,500	824,793
Hyundai Steel Co.	25,715	1,778,744
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
JFE Holdings, Inc.	60,900	$ 1,322,256
Jindal Steel & Power Ltd. (a)	61,255	347,494
London Mining PLC (a)	859,986	1,532,899
Magnitogorsk Iron & Steel Works OJSC unit	181,000	544,810
POSCO	13,732	3,945,838
Reliance Steel & Aluminum Co.	1,000	65,070
Tata Steel Ltd.	46,417	261,763
Thyssenkrupp AG (a)	47,300	855,577
Vale SA (PN-A) sponsored ADR	522,600	8,497,476
Voestalpine AG	23,100	721,143
		28,262,448
TOTAL METALS & MINING		173,755,876
OIL, GAS & CONSUMABLE FUELS - 33.8%
Coal & Consumable Fuels - 4.4%
Alpha Natural Resources, Inc. (a)	331,737	2,461,489
Banpu PCL (For. Reg.)	22,350	259,671
Cameco Corp.	72,600	1,415,320
China Shenhua Energy Co. Ltd. (H Shares)	374,000	1,322,951
CONSOL Energy, Inc.	24,600	827,544
Peabody Energy Corp.	687,000	13,781,220
PT Tambang Batubbara Bukit Asam Tbk	106,500	167,048
Whitehaven Coal Ltd.	138,200	279,380
Yanzhou Coal Mining Co. Ltd. (H Shares)	52,000	54,347
		20,568,970
Integrated Oil & Gas - 16.2%
BG Group PLC	314,350	5,295,565
BP PLC	1,185,900	8,593,204
Cenovus Energy, Inc.	49,800	1,490,367
Chevron Corp.	13,900	1,695,939
ENI SpA	193,727	4,623,566
Exxon Mobil Corp.	15,961	1,420,369
Gazprom OAO sponsored ADR	300,500	2,388,975
Hess Corp.	25,200	1,818,936
Imperial Oil Ltd.	11,200	445,576
InterOil Corp. (a)(d)	62,300	4,929,176
LUKOIL Oil Co. sponsored ADR	39,900	2,539,635
Murphy Oil Corp.	18,800	1,167,292
Occidental Petroleum Corp.	67,200	5,998,272
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
Origin Energy Ltd.	55,772	$ 712,328
PetroChina Co. Ltd. (H Shares)	402,000	512,401
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	257,400	5,140,278
PTT PCL (For. Reg.)	62,100	689,765
Repsol YPF SA	41,109	963,665
Royal Dutch Shell PLC Class A (United Kingdom)	427,250	14,545,845
StatoilHydro ASA	64,600	1,581,497
Suncor Energy, Inc.	213,432	6,654,324
Surgutneftegaz JSC (Reg.) (a)	414,400	355,127
Total SA	30,000	1,510,112
		75,072,214
Oil & Gas Exploration & Production - 13.2%
Africa Oil Corp. (a)	24,900	151,508
Anadarko Petroleum Corp.	77,400	6,560,424
Apache Corp.	58,900	4,351,532
Athabasca Oil Corp. (a)	16,500	119,396
Baytex Energy Corp.	4,300	169,917
Bonavista Energy Corp.	7,500	118,740
Cabot Oil & Gas Corp.	13,200	898,260
Cairn India Ltd.	49,500	287,678
Canadian Natural Resources Ltd.	89,000	2,610,502
Chesapeake Energy Corp.	49,100	959,414
Cimarex Energy Co.	7,400	541,532
CNOOC Ltd.	120,000	224,768
CNOOC Ltd. sponsored ADR	12,100	2,266,814
Cobalt International Energy, Inc. (a)	87,100	2,433,574
Concho Resources, Inc. (a)	15,100	1,300,563
ConocoPhillips	12,200	737,490
Crew Energy, Inc. (a)	378,000	2,622,681
Denbury Resources, Inc. (a)	119,100	2,130,699
Devon Energy Corp.	27,900	1,536,174
Double Eagle Petroleum Co. (a)	319,186	1,586,354
Energen Corp.	10,600	502,652
EOG Resources, Inc.	17,100	2,071,836
EQT Corp.	7,500	563,400
INPEX Corp.	561	2,714,852
Marathon Oil Corp.	58,300	1,904,661
MEG Energy Corp. (a)	5,100	145,895
Newfield Exploration Co. (a)	9,100	198,289
Noble Energy, Inc.	15,800	1,789,982
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Northern Oil & Gas, Inc. (a)	44,000	$ 567,160
NOVATEK OAO GDR (Reg. S)	2,400	242,880
OGX Petroleo e Gas Participacoes SA (a)	56,600	57,145
Oil Search Ltd. ADR	47,695	367,379
Ophir Energy PLC (a)	31,920	201,753
Pacific Rubiales Energy Corp.	48,474	1,024,861
Painted Pony Petroleum Ltd. (e)	15,000	145,615
Painted Pony Petroleum Ltd. Class A (a)	213,100	2,068,706
Pengrowth Energy Corp. (d)	42,200	215,304
Penn West Petroleum Ltd.	183,200	1,691,161
PetroBakken Energy Ltd. (d)	167,900	1,433,262
Petroceltic International PLC (a)	700,000	70,134
Petrominerales Ltd. (d)	276,526	1,526,115
Pioneer Natural Resources Co.	8,700	1,063,401
Platino Energy Corp. (a)	137,400	193,665
PTT Exploration and Production PCL (For. Reg.)	52,600	275,993
QEP Resources, Inc.	18,100	519,651
Rosetta Resources, Inc. (a)	24,200	1,038,422
Santos Ltd.	88,300	1,130,527
Southwestern Energy Co. (a)	27,200	1,017,824
Talisman Energy, Inc.	100,500	1,205,062
Tullow Oil PLC	80,400	1,250,142
Whiting Petroleum Corp. (a)	31,400	1,397,300
Woodside Petroleum Ltd.	18,552	734,926
		60,937,975
Oil & Gas Refining & Marketing - 0.0%
Marathon Petroleum Corp.	350	27,426
Phillips 66	500	30,475
Tesoro Corp.	600	32,040
Valero Energy Corp.	300	12,096
		102,037
Oil & Gas Storage & Transport - 0.0%
Tesoro Logistics LP	800	47,680
The Williams Companies, Inc.	1,400	53,382
		101,062
TOTAL OIL, GAS & CONSUMABLE FUELS		156,782,258
Common Stocks - continued
	Shares	Value
PAPER & FOREST PRODUCTS - 3.1%
Forest Products - 0.2%
Boise Cascade Co.	3,000	$ 96,090
Canfor Corp. (a)	9,900	206,756
Norbord, Inc. (a)	9,100	303,499
West Fraser Timber Co. Ltd.	2,100	183,350
		789,695
Paper Products - 2.9%
Empresas CMPC SA	68,875	254,470
International Paper Co.	216,800	10,185,264
Mondi PLC	11,400	150,785
Stora Enso Oyj (R Shares)	75,100	521,713
UPM-Kymmene Corp.	228,100	2,385,147
		13,497,379
TOTAL PAPER & FOREST PRODUCTS		14,287,074
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Specialized REITs - 0.0%
Weyerhaeuser Co.	1,900	57,969
SPECIALTY RETAIL - 0.5%
Specialty Stores - 0.5%
Tsutsumi Jewelry Co. Ltd.	77,900	2,432,555
TRADING COMPANIES & DISTRIBUTORS - 0.0%
Trading Companies & Distributors - 0.0%
Mitsubishi Corp.	8,400	151,219
TOTAL COMMON STOCKS (Cost $541,492,178)		462,084,543
Nonconvertible Preferred Stocks - 0.1%

CHEMICALS - 0.0%
Commodity Chemicals - 0.0%
Braskem SA (PN-A)	13,250	115,232
METALS & MINING - 0.1%
Steel - 0.1%
Bradespar Sa (PN)	12,600	160,023
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $350,390)		275,255
Money Market Funds - 5.9%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	12,621,336	$ 12,621,336
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	14,846,741	14,846,741
TOTAL MONEY MARKET FUNDS (Cost $27,468,077)		27,468,077
TOTAL INVESTMENT PORTFOLIO - 105.7% (Cost $569,310,645)		489,827,875
NET OTHER ASSETS (LIABILITIES) - (5.7)%		(26,386,096)
NET ASSETS - 100%		$ 463,441,779
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $145,615 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,889
Fidelity Securities Lending Cash Central Fund	338,230
Total	$ 340,119
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 462,084,543	$ 359,826,497	$ 101,936,013	$ 322,033
Nonconvertible Preferred Stocks	275,255	275,255	-	-
Money Market Funds	27,468,077	27,468,077	-	-
Total Investments in Securities:	$ 489,827,875	$ 387,569,829	$ 101,936,013	$ 322,033

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 8,230,064
Level 2 to Level 1	$ 0
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	30.7%
Canada	21.6%
United Kingdom	18.1%
Switzerland	4.7%
Brazil	3.3%
Bermuda	2.4%
Bailiwick of Jersey	2.2%
Australia	2.2%
Korea (South)	2.0%
Japan	1.5%
Russia	1.5%
Norway	1.0%
Italy	1.0%
Others (Individually Less Than 1%)	7.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,264,130) - See accompanying schedule: Unaffiliated issuers (cost $541,842,568)	$ 462,359,798
Fidelity Central Funds (cost $27,468,077)	27,468,077
Total Investments (cost $569,310,645)		$ 489,827,875
Foreign currency held at value (cost $342,791)		342,791
Receivable for investments sold		10,110,340
Receivable for fund shares sold		630,806
Dividends receivable		981,157
Distributions receivable from Fidelity Central Funds		122,363
Prepaid expenses		349
Receivable from investment adviser for expense reductions		2,040
Other receivables		26,122
Total assets		502,043,843

Liabilities
Payable for investments purchased	$ 696,830
Payable for fund shares redeemed	22,535,663
Accrued management fee	286,934
Distribution and service plan fees payable	46,737
Other affiliated payables	151,530
Other payables and accrued expenses	37,629
Collateral on securities loaned, at value	14,846,741
Total liabilities		38,602,064

Net Assets		$ 463,441,779
Net Assets consist of:
Paid in capital		$ 562,104,159
Undistributed net investment income		2,160,927
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(21,334,522)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(79,488,785)
Net Assets		$ 463,441,779

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($79,999,723 ÷ 5,850,569 shares)	$ 13.67

Maximum offering price per share (100/94.25 of $13.67)	$ 14.50
Class T: Net Asset Value and redemption price per share ($13,311,306 ÷ 974,867 shares)	$ 13.65

Maximum offering price per share (100/96.50 of $13.65)	$ 14.15
Class B: Net Asset Value and offering price per share ($2,617,988 ÷ 192,865 shares)A	$ 13.57

Class C: Net Asset Value and offering price per share ($26,146,579 ÷ 1,933,754 shares)A	$ 13.52

Global Commodity Stock: Net Asset Value, offering price and redemption price per share ($300,732,346 ÷ 21,910,987 shares)	$ 13.73

Institutional Class: Net Asset Value, offering price and redemption price per share ($40,633,837 ÷ 2,962,045 shares)	$ 13.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 6,598,291
Income from Fidelity Central Funds (including $338,230 from security lending)		340,119
Income before foreign taxes withheld		6,938,410
Less foreign taxes withheld		(529,859)
Total income		6,408,551

Expenses
Management fee	$ 1,935,181
Transfer agent fees	809,563
Distribution and service plan fees	318,885
Accounting and security lending fees	141,879
Custodian fees and expenses	37,419
Independent trustees' compensation	1,808
Registration fees	89,299
Audit	25,737
Legal	1,046
Interest	931
Miscellaneous	2,253
Total expenses before reductions	3,364,001
Expense reductions	(60,857)	3,303,144
Net investment income (loss)		3,105,407
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,371,803
Foreign currency transactions	33,693
Total net realized gain (loss)		19,405,496
Change in net unrealized appreciation (depreciation) on: Investment securities	(51,563,760)
Assets and liabilities in foreign currencies	1,835
Total change in net unrealized appreciation (depreciation)		(51,561,925)
Net gain (loss)		(32,156,429)
Net increase (decrease) in net assets resulting from operations		$ (29,051,022)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,105,407	$ 6,227,231
Net realized gain (loss)	19,405,496	(27,607,132)
Change in net unrealized appreciation (depreciation)	(51,561,925)	(8,995,088)
Net increase (decrease) in net assets resulting from operations	(29,051,022)	(30,374,989)
Distributions to shareholders from net investment income	(5,697,049)	(3,692,921)
Distributions to shareholders from net realized gain	-	(671,463)
Total distributions	(5,697,049)	(4,364,384)
Share transactions - net increase (decrease)	(90,950,757)	(156,629,581)
Redemption fees	10,062	31,600
Total increase (decrease) in net assets	(125,688,766)	(191,337,354)

Net Assets
Beginning of period	589,130,545	780,467,899
End of period (including undistributed net investment income of $2,160,927 and undistributed net investment income of $4,752,569, respectively)	$ 463,441,779	$ 589,130,545

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 14.59	$ 15.14	$ 15.60	$ 13.29	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.07	.11	.12	.19 H	(.01)
Net realized and unrealized gain (loss)	(.86)	(.59)	(.38)	2.20	3.29
Total from investment operations	(.79)	(.48)	(.26)	2.39	3.28
Distributions from net investment income	(.13)	(.05)	(.13)	- K	-
Distributions from net realized gain	-	(.01)	(.06)	(.08)	-
Total distributions	(.13)	(.07) M	(.20) L	(.08)	-
Redemption fees added to paid in capital E	- K	- K	- K	- K	.01
Net asset value, end of period	$ 13.67	$ 14.59	$ 15.14	$ 15.60	$ 13.29
Total Return B,C,D	(5.46)%	(3.19)%	(1.80)%	18.04%	32.90%
Ratios to Average Net Assets F,J
Expenses before reductions	1.36% A	1.34%	1.32%	1.37%	1.65% A
Expenses net of fee waivers, if any	1.36% A	1.34%	1.32%	1.37%	1.50% A
Expenses net of all reductions	1.34% A	1.33%	1.31%	1.36%	1.48% A
Net investment income (loss)	1.00% A	.80%	.71%	1.35% H	(.15)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,000	$ 99,694	$ 127,979	$ 60,370	$ 15,705
Portfolio turnover rate G	64% A	91%	71%	54%	25% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .42%. I For the period March 25, 2009 (commencement of operations) to October 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.20 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.062 per share. M Total distributions of $.07 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 14.54	$ 15.08	$ 15.55	$ 13.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.08	.07	.16 H	(.03)
Net realized and unrealized gain (loss)	(.86)	(.60)	(.38)	2.19	3.29
Total from investment operations	(.81)	(.52)	(.31)	2.35	3.26
Distributions from net investment income	(.08)	(.01)	(.10)	-	-
Distributions from net realized gain	-	(.01)	(.06)	(.07)	-
Total distributions	(.08)	(.02)	(.16)	(.07)	-
Redemption fees added to paid in capital E	- K	- K	- K	- K	.01
Net asset value, end of period	$ 13.65	$ 14.54	$ 15.08	$ 15.55	$ 13.27
Total Return B,C,D	(5.58)%	(3.43)%	(2.09)%	17.73%	32.70%
Ratios to Average Net Assets F,J
Expenses before reductions	1.63% A	1.61%	1.60%	1.63%	2.04% A
Expenses net of fee waivers, if any	1.63% A	1.61%	1.60%	1.63%	1.75% A
Expenses net of all reductions	1.60% A	1.60%	1.59%	1.61%	1.73% A
Net investment income (loss)	.74% A	.53%	.43%	1.10% H	(.40)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,311	$ 16,692	$ 20,831	$ 11,762	$ 4,665
Portfolio turnover rate G	64% A	91%	71%	54%	25% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .17%. I For the period March 25, 2009 (commencement of operations) to October 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 14.41	$ 15.00	$ 15.46	$ 13.22	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	- K	(.01)	.08 H	(.07)
Net realized and unrealized gain (loss)	(.86)	(.59)	(.39)	2.20	3.28
Total from investment operations	(.84)	(.59)	(.40)	2.28	3.21
Distributions from net investment income	- K	-	-	-	-
Distributions from net realized gain	-	-	(.06)	(.04)	-
Total distributions	- K	-	(.06)	(.04)	-
Redemption fees added to paid in capital E	- K	- K	- K	- K	.01
Net asset value, end of period	$ 13.57	$ 14.41	$ 15.00	$ 15.46	$ 13.22
Total Return B,C,D	(5.80)%	(3.93)%	(2.62)%	17.23%	32.20%
Ratios to Average Net Assets F,J
Expenses before reductions	2.12% A	2.10%	2.11%	2.16%	2.66% A
Expenses net of fee waivers, if any	2.12% A	2.10%	2.11%	2.16%	2.25% A
Expenses net of all reductions	2.10% A	2.10%	2.10%	2.15%	2.23% A
Net investment income (loss)	.24% A	.03%	(.09)%	.56% H	(.90)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,618	$ 3,097	$ 4,324	$ 4,348	$ 2,726
Portfolio turnover rate G	64% A	91%	71%	54%	25% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.37)%. I For the period March 25, 2009 (commencement of operations) to October 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 14.37	$ 14.95	$ 15.45	$ 13.22	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.01	(.01)	.08 H	(.07)
Net realized and unrealized gain (loss)	(.85)	(.59)	(.38)	2.19	3.28
Total from investment operations	(.83)	(.58)	(.39)	2.27	3.21
Distributions from net investment income	(.02)	-	(.05)	-	-
Distributions from net realized gain	-	-	(.06)	(.04)	-
Total distributions	(.02)	-	(.11)	(.04)	-
Redemption fees added to paid in capital E	- K	- K	- K	- K	.01
Net asset value, end of period	$ 13.52	$ 14.37	$ 14.95	$ 15.45	$ 13.22
Total Return B,C,D	(5.81)%	(3.88)%	(2.58)%	17.21%	32.20%
Ratios to Average Net Assets F,J
Expenses before reductions	2.12% A	2.10%	2.09%	2.14%	2.53% A
Expenses net of fee waivers, if any	2.12% A	2.10%	2.09%	2.14%	2.25% A
Expenses net of all reductions	2.10% A	2.09%	2.08%	2.13%	2.23% A
Net investment income (loss)	.24% A	.03%	(.07)%	.58% H	(.90)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,147	$ 31,865	$ 37,185	$ 14,338	$ 4,798
Portfolio turnover rate G	64% A	91%	71%	54%	25% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. I For the period March 25, 2009 (commencement of operations) to October 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Commodity Stock

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.66	$ 15.21	$ 15.66	$ 13.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.15	.16	.23 G	.01
Net realized and unrealized gain (loss)	(.86)	(.60)	(.39)	2.21	3.29
Total from investment operations	(.77)	(.45)	(.23)	2.44	3.30
Distributions from net investment income	(.16)	(.08)	(.16)	(.01)	-
Distributions from net realized gain	-	(.01)	(.06)	(.08)	-
Total distributions	(.16)	(.10) K	(.22)	(.09)	-
Redemption fees added to paid in capital D	- J	- J	- J	- J	.01
Net asset value, end of period	$ 13.73	$ 14.66	$ 15.21	$ 15.66	$ 13.31
Total Return B,C	(5.27)%	(2.96)%	(1.59)%	18.38%	33.10%
Ratios to Average Net Assets E,I
Expenses before reductions	1.12% A	1.10%	1.08%	1.10%	1.42% A
Expenses net of fee waivers, if any	1.12% A	1.10%	1.08%	1.10%	1.25% A
Expenses net of all reductions	1.10% A	1.09%	1.07%	1.09%	1.23% A
Net investment income (loss)	1.24% A	1.04%	.95%	1.62% G	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 300,732	$ 387,242	$ 531,224	$ 310,186	$ 159,439
Portfolio turnover rate F	64% A	91%	71%	54%	25% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .69%. H For the period March 25, 2009 (commencement of operations) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.10 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.67	$ 15.22	$ 15.66	$ 13.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.16	.16	.23 G	.01
Net realized and unrealized gain (loss)	(.87)	(.60)	(.38)	2.21	3.29
Total from investment operations	(.77)	(.44)	(.22)	2.44	3.30
Distributions from net investment income	(.18)	(.09)	(.16)	(.01)	-
Distributions from net realized gain	-	(.01)	(.06)	(.08)	-
Total distributions	(.18)	(.11) K	(.22)	(.09)	-
Redemption fees added to paid in capital D	- J	- J	- J	- J	.01
Net asset value, end of period	$ 13.72	$ 14.67	$ 15.22	$ 15.66	$ 13.31
Total Return B,C	(5.30)%	(2.90)%	(1.50)%	18.39%	33.10%
Ratios to Average Net Assets E,I
Expenses before reductions	1.04% A	1.04%	1.03%	1.09%	1.36% A
Expenses net of fee waivers, if any	1.04% A	1.04%	1.03%	1.09%	1.25% A
Expenses net of all reductions	1.02% A	1.03%	1.03%	1.07%	1.23% A
Net investment income (loss)	1.32% A	1.10%	.99%	1.64% G	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,634	$ 50,540	$ 58,925	$ 35,739	$ 9,811
Portfolio turnover rate F	64% A	91%	71%	54%	25% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .71%. H For the period March 25, 2009 (commencement of operations) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.11 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Global Commodity Stock Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Commodity Stock and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 29,496,486
Gross unrealized depreciation	(115,150,056)
Net unrealized appreciation (depreciation) on securities and other investments	$ (85,653,570)

Tax cost	$ 575,481,445

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$ (6,952,413)
No expiration
Short-term	(26,207,079)
Total capital loss carryforward	$ (33,159,492)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $174,133,498 and $265,644,219, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 116,989	$ 1,495
Class T	.25%	.25%	38,398	548
Class B	.75%	.25%	14,751	11,095
Class C	.75%	.25%	148,747	19,079
			$ 318,885	$ 32,217

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,805
Class T	1,928
Class B*	2,665
Class C*	2,576
$ 21,974

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 138,486.30
Class T	23,725.31
Class B	4,460.30
Class C	45,127.30
Global Commodity Stock	540,644.30
Institutional Class	57,121.23
	$ 809,563

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $9,417 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,067,211.41%		$ 890

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $742 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $419,336. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $22,350 from securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $1,129,500. The weighted average interest rate was .65%. The interest expense amounted to $41 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $58,817 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $2,040.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 864,701	$ 437,422
Class T	89,063	12,232
Class B	847	-
Class C	32,277	-
Global Commodity Stock	4,073,304	2,878,965
Institutional Class	636,857	364,302
Total	$ 5,697,049	$ 3,692,921
From net realized gain
Class A	$ -	$ 117,768
Class T	-	19,027
Global Commodity Stock	-	479,827
Institutional Class	-	54,841
Total	$ -	$ 671,463

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	739,606	1,675,922	$ 10,636,047	$ 24,194,276
Reinvestment of distributions	52,558	32,805	744,754	472,060
Shares redeemed	(1,773,743)	(3,329,384)	(25,334,167)	(47,357,051)
Net increase (decrease)	(981,579)	(1,620,657)	$ (13,953,366)	$ (22,690,715)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class T
Shares sold	61,493	189,622	$ 877,051	$ 2,764,209
Reinvestment of distributions	5,824	1,948	82,471	28,015
Shares redeemed	(240,286)	(424,718)	(3,420,634)	(6,023,857)
Net increase (decrease)	(172,969)	(233,148)	$ (2,461,112)	$ (3,231,633)
Class B
Shares sold	4,414	7,831	$ 63,614	$ 113,787
Reinvestment of distributions	54	-	758	-
Shares redeemed	(26,430)	(81,206)	(377,204)	(1,157,702)
Net increase (decrease)	(21,962)	(73,375)	$ (312,832)	$ (1,043,915)
Class C
Shares sold	198,871	492,632	$ 2,827,739	$ 7,143,884
Reinvestment of distributions	1,963	-	27,576	-
Shares redeemed	(484,664)	(761,541)	(6,831,496)	(10,673,957)
Net increase (decrease)	(283,830)	(268,909)	$ (3,976,181)	$ (3,530,073)
Global Commodity Stock
Shares sold	3,164,217	7,606,851	$ 45,840,305	$ 109,989,271
Reinvestment of distributions	264,635	210,059	3,760,465	3,031,159
Shares redeemed	(7,924,981)	(16,330,927)	(113,125,604)	(233,733,610)
Net increase (decrease)	(4,496,129)	(8,514,017)	$ (63,524,834)	$ (120,713,180)
Institutional Class
Shares sold	728,745	1,589,148	$ 10,530,408	$ 22,944,496
Reinvestment of distributions	25,953	18,526	368,529	267,335
Shares redeemed	(1,238,289)	(2,034,602)	(17,621,369)	(28,631,896)
Net increase (decrease)	(483,591)	(426,928)	$ (6,722,432)	$ (5,420,065)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other - continued

At the end of the period, FMR or its affiliates were the owners of record of 10% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)

AGCS-USAN-0613
1.879398.104

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Commodity Stock

Fund - Institutional Class

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Institutional Class is a
class of Fidelity® Global
Commodity Stock Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.36%
Actual		$ 1,000.00	$ 945.40	$ 6.56
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 6.81
Class T	1.63%
Actual		$ 1,000.00	$ 944.20	$ 7.86
HypotheticalA		$ 1,000.00	$ 1,016.71	$ 8.15
Class B	2.12%
Actual		$ 1,000.00	$ 942.00	$ 10.21
HypotheticalA		$ 1,000.00	$ 1,014.28	$ 10.59
Class C	2.12%
Actual		$ 1,000.00	$ 941.90	$ 10.21
HypotheticalA		$ 1,000.00	$ 1,014.28	$ 10.59
Global Commodity Stock	1.12%
Actual		$ 1,000.00	$ 947.30	$ 5.41
HypotheticalA		$ 1,000.00	$ 1,019.24	$ 5.61
Institutional Class	1.04%
Actual		$ 1,000.00	$ 947.00	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,019.64	$ 5.21

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Monsanto Co.	6.4	5.0
BHP Billiton PLC	5.2	5.7
Syngenta AG (Switzerland)	4.4	3.9
Royal Dutch Shell PLC Class A (United Kingdom)	3.1	3.2
Rio Tinto PLC	3.1	2.9
Peabody Energy Corp.	3.0	0.7
Archer Daniels Midland Co.	2.5	1.4
International Paper Co.	2.2	1.7
Bunge Ltd.	2.0	1.3
Goldcorp, Inc.	2.0	1.4
	33.9
Top Sectors (% of fund's net assets)
As of April 30, 2013
Metals 37.6%
Energy 35.7%
Agriculture 24.9%
Other 1.6%
Short-Term Investments and Net Other Assets 0.2%

As of October 31, 2012
Metals 35.2%
Energy 34.0%
Agriculture 28.7%
Other 1.6%
Short-Term Investments and Net Other Assets 0.5%

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CHEMICALS - 16.9%
Commodity Chemicals - 0.1%
LyondellBasell Industries NV Class A	5,600	$ 339,920
Diversified Chemicals - 0.1%
Eastman Chemical Co.	800	53,320
FMC Corp.	1,000	60,700
The Dow Chemical Co.	12,200	413,702
		527,722
Fertilizers & Agricultural Chemicals - 16.6%
Agrium, Inc.	36,800	3,373,349
CF Industries Holdings, Inc.	17,672	3,296,005
China BlueChemical Ltd. (H Shares)	1,190,000	725,334
Incitec Pivot Ltd.	333,084	997,941
Israel Chemicals Ltd.	244,800	2,911,652
Israel Corp. Ltd. (Class A)	1,000	642,957
K&S AG	907	40,098
Monsanto Co.	276,300	29,514,364
Potash Corp. of Saskatchewan, Inc.	180,800	7,609,231
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	4,600	227,654
Syngenta AG (Switzerland)	47,890	20,473,904
Taiwan Fertilizer Co. Ltd.	93,000	222,645
The Mosaic Co.	55,959	3,446,515
Uralkali OJSC GDR (Reg. S)	7,000	253,330
Yara International ASA	67,000	3,137,085
		76,872,064
Specialty Chemicals - 0.1%
Albemarle Corp.	5,600	343,000
Ashland, Inc.	2,900	247,109
Johnson Matthey PLC	400	15,061
		605,170
TOTAL CHEMICALS		78,344,876
CONSTRUCTION & ENGINEERING - 0.1%
Construction & Engineering - 0.1%
FLSmidth & Co. A/S	5,900	343,197
CONSTRUCTION MATERIALS - 0.2%
Construction Materials - 0.2%
HeidelbergCement Finance AG	100	7,200
Common Stocks - continued
	Shares	Value
CONSTRUCTION MATERIALS - CONTINUED
Construction Materials - continued
Lafarge SA (Bearer)	9,600	$ 620,189
Vulcan Materials Co.	1,000	49,880
		677,269
CONTAINERS & PACKAGING - 0.1%
Paper Packaging - 0.1%
Rock-Tenn Co. Class A	2,400	240,336
ENERGY EQUIPMENT & SERVICES - 1.9%
Oil & Gas Drilling - 1.5%
Ensco PLC Class A	20,500	1,182,440
Noble Corp.	38,500	1,443,750
Ocean Rig UDW, Inc. (United States) (a)	76,547	1,253,840
Rowan Companies PLC (a)	12,100	393,613
Unit Corp. (a)	14,400	605,232
Vantage Drilling Co. (a)	1,074,382	1,815,706
		6,694,581
Oil & Gas Equipment & Services - 0.4%
Cameron International Corp. (a)	8,900	547,795
Fugro NV (Certificaten Van Aandelen)	2,700	156,187
Halliburton Co.	1,600	68,432
National Oilwell Varco, Inc.	19,300	1,258,746
		2,031,160
TOTAL ENERGY EQUIPMENT & SERVICES		8,725,741
FOOD PRODUCTS - 5.2%
Agricultural Products - 5.2%
Archer Daniels Midland Co.	341,700	11,597,298
Bunge Ltd.	126,000	9,098,460
China Agri-Industries Holdings Ltd.	2,338,300	1,148,035
Golden Agri-Resources Ltd.	4,165,000	1,792,198
Ingredion, Inc.	400	28,804
Wilmar International Ltd.	214,000	578,566
		24,243,361
MACHINERY - 0.4%
Construction & Farm Machinery & Heavy Trucks - 0.4%
Cummins, Inc.	1,000	106,390
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Construction & Farm Machinery & Heavy Trucks - continued
Jain Irrigation Systems Ltd.	222,016	$ 261,572
Samsung Heavy Industries Co. Ltd.	52,640	1,674,850
		2,042,812
METALS & MINING - 37.5%
Aluminum - 0.2%
Alcoa, Inc.	135,300	1,150,050
Diversified Metals & Mining - 16.4%
Anglo American PLC (United Kingdom)	233,351	5,672,746
BHP Billiton PLC	860,066	24,196,058
Copper Mountain Mining Corp. (a)	689,031	1,381,550
Eurasian Natural Resources Corp. PLC	63,000	268,531
First Quantum Minerals Ltd. (d)	112,500	1,964,241
Freeport-McMoRan Copper & Gold, Inc.	163,200	4,966,176
Glencore International PLC (d)	726,600	3,577,301
Grupo Mexico SA de CV Series B	248,311	888,760
Horsehead Holding Corp. (a)	221,000	2,364,700
Iluka Resources Ltd. (d)	49,810	462,160
Inmet Mining Corp.	4,800	322,033
Ivanhoe Australia Ltd. (a)	536,258	100,069
Kazakhmys PLC	28,100	151,157
Korea Zinc Co. Ltd.	1,554	445,064
Mmg Ltd. (a)	408,000	122,503
Norilsk Nickel OJSC sponsored ADR	41,300	630,651
Rio Tinto PLC	315,687	14,496,378
Sterlite Industries (India) Ltd.	21,788	39,238
Sumitomo Metal Mining Co. Ltd.	37,000	517,975
Teck Resources Ltd. Class B (sub. vtg.)	95,800	2,548,454
Turquoise Hill Resources Ltd. (a)(d)	605,314	4,265,948
Walter Energy, Inc. (d)	36,800	659,456
Xstrata PLC	393,591	5,890,690
		75,931,839
Gold - 13.0%
Agnico Eagle Mines Ltd. (Canada)	78,600	2,537,170
AngloGold Ashanti Ltd. sponsored ADR	64,600	1,259,700
B2Gold Corp. (a)	507,880	1,275,434
Barrick Gold Corp.	401,400	7,912,853
Centerra Gold, Inc.	58,600	244,882
Compania de Minas Buenaventura SA sponsored ADR	29,000	580,580
Detour Gold Corp. (a)	66,000	794,005
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Gold - continued
Eldorado Gold Corp.	334,450	$ 2,645,855
Franco-Nevada Corp.	66,646	2,901,478
Gold Fields Ltd. sponsored ADR	145,000	1,081,700
Goldcorp, Inc.	306,110	9,060,698
Harmony Gold Mining Co. Ltd. sponsored ADR	115,800	594,054
IAMGOLD Corp.	74,000	397,380
Kinross Gold Corp.	265,005	1,444,119
New Gold, Inc. (a)	389,300	3,122,283
Newcrest Mining Ltd.	248,040	4,322,575
Newmont Mining Corp.	96,900	3,139,560
Osisko Mining Corp. (a)	443,928	1,872,742
Premier Gold Mines Ltd. (a)	432,900	906,664
Randgold Resources Ltd. sponsored ADR	76,900	6,288,882
Romarco Minerals, Inc. (a)	943,500	412,070
Royal Gold, Inc.	24,300	1,350,594
Yamana Gold, Inc.	452,800	5,604,661
Zijin Mining Group Co. Ltd. (H Shares)	916,000	270,309
		60,020,248
Precious Metals & Minerals - 1.8%
Anglo Platinum Ltd. (a)	6,000	227,597
Aquarius Platinum Ltd. (United Kingdom) (a)	492,800	323,420
Fresnillo PLC	27,900	499,259
Gem Diamonds Ltd. (a)	237,700	482,770
Impala Platinum Holdings Ltd.	46,700	637,308
Pan American Silver Corp.	101,150	1,335,180
Silver Wheaton Corp.	146,200	3,574,278
Tahoe Resources, Inc. (a)	75,500	1,311,479
		8,391,291
Steel - 6.1%
African Minerals Ltd. (a)(d)	462,200	1,570,534
Allegheny Technologies, Inc.	28,000	755,440
ArcelorMittal SA Class A unit (d)	166,400	2,078,336
Carpenter Technology Corp.	3,400	152,864
Cliffs Natural Resources, Inc. (d)	13,100	279,554
Commercial Metals Co.	9,550	139,621
Eregli Demir ve Celik Fabrikalari T.A.S.	168,770	192,988
Fortescue Metals Group Ltd. (d)	271,789	986,173
Gerdau SA sponsored ADR	179,500	1,409,075
Hyundai Hysco Co. Ltd.	29,500	824,793
Hyundai Steel Co.	25,715	1,778,744
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
JFE Holdings, Inc.	60,900	$ 1,322,256
Jindal Steel & Power Ltd. (a)	61,255	347,494
London Mining PLC (a)	859,986	1,532,899
Magnitogorsk Iron & Steel Works OJSC unit	181,000	544,810
POSCO	13,732	3,945,838
Reliance Steel & Aluminum Co.	1,000	65,070
Tata Steel Ltd.	46,417	261,763
Thyssenkrupp AG (a)	47,300	855,577
Vale SA (PN-A) sponsored ADR	522,600	8,497,476
Voestalpine AG	23,100	721,143
		28,262,448
TOTAL METALS & MINING		173,755,876
OIL, GAS & CONSUMABLE FUELS - 33.8%
Coal & Consumable Fuels - 4.4%
Alpha Natural Resources, Inc. (a)	331,737	2,461,489
Banpu PCL (For. Reg.)	22,350	259,671
Cameco Corp.	72,600	1,415,320
China Shenhua Energy Co. Ltd. (H Shares)	374,000	1,322,951
CONSOL Energy, Inc.	24,600	827,544
Peabody Energy Corp.	687,000	13,781,220
PT Tambang Batubbara Bukit Asam Tbk	106,500	167,048
Whitehaven Coal Ltd.	138,200	279,380
Yanzhou Coal Mining Co. Ltd. (H Shares)	52,000	54,347
		20,568,970
Integrated Oil & Gas - 16.2%
BG Group PLC	314,350	5,295,565
BP PLC	1,185,900	8,593,204
Cenovus Energy, Inc.	49,800	1,490,367
Chevron Corp.	13,900	1,695,939
ENI SpA	193,727	4,623,566
Exxon Mobil Corp.	15,961	1,420,369
Gazprom OAO sponsored ADR	300,500	2,388,975
Hess Corp.	25,200	1,818,936
Imperial Oil Ltd.	11,200	445,576
InterOil Corp. (a)(d)	62,300	4,929,176
LUKOIL Oil Co. sponsored ADR	39,900	2,539,635
Murphy Oil Corp.	18,800	1,167,292
Occidental Petroleum Corp.	67,200	5,998,272
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
Origin Energy Ltd.	55,772	$ 712,328
PetroChina Co. Ltd. (H Shares)	402,000	512,401
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	257,400	5,140,278
PTT PCL (For. Reg.)	62,100	689,765
Repsol YPF SA	41,109	963,665
Royal Dutch Shell PLC Class A (United Kingdom)	427,250	14,545,845
StatoilHydro ASA	64,600	1,581,497
Suncor Energy, Inc.	213,432	6,654,324
Surgutneftegaz JSC (Reg.) (a)	414,400	355,127
Total SA	30,000	1,510,112
		75,072,214
Oil & Gas Exploration & Production - 13.2%
Africa Oil Corp. (a)	24,900	151,508
Anadarko Petroleum Corp.	77,400	6,560,424
Apache Corp.	58,900	4,351,532
Athabasca Oil Corp. (a)	16,500	119,396
Baytex Energy Corp.	4,300	169,917
Bonavista Energy Corp.	7,500	118,740
Cabot Oil & Gas Corp.	13,200	898,260
Cairn India Ltd.	49,500	287,678
Canadian Natural Resources Ltd.	89,000	2,610,502
Chesapeake Energy Corp.	49,100	959,414
Cimarex Energy Co.	7,400	541,532
CNOOC Ltd.	120,000	224,768
CNOOC Ltd. sponsored ADR	12,100	2,266,814
Cobalt International Energy, Inc. (a)	87,100	2,433,574
Concho Resources, Inc. (a)	15,100	1,300,563
ConocoPhillips	12,200	737,490
Crew Energy, Inc. (a)	378,000	2,622,681
Denbury Resources, Inc. (a)	119,100	2,130,699
Devon Energy Corp.	27,900	1,536,174
Double Eagle Petroleum Co. (a)	319,186	1,586,354
Energen Corp.	10,600	502,652
EOG Resources, Inc.	17,100	2,071,836
EQT Corp.	7,500	563,400
INPEX Corp.	561	2,714,852
Marathon Oil Corp.	58,300	1,904,661
MEG Energy Corp. (a)	5,100	145,895
Newfield Exploration Co. (a)	9,100	198,289
Noble Energy, Inc.	15,800	1,789,982
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Northern Oil & Gas, Inc. (a)	44,000	$ 567,160
NOVATEK OAO GDR (Reg. S)	2,400	242,880
OGX Petroleo e Gas Participacoes SA (a)	56,600	57,145
Oil Search Ltd. ADR	47,695	367,379
Ophir Energy PLC (a)	31,920	201,753
Pacific Rubiales Energy Corp.	48,474	1,024,861
Painted Pony Petroleum Ltd. (e)	15,000	145,615
Painted Pony Petroleum Ltd. Class A (a)	213,100	2,068,706
Pengrowth Energy Corp. (d)	42,200	215,304
Penn West Petroleum Ltd.	183,200	1,691,161
PetroBakken Energy Ltd. (d)	167,900	1,433,262
Petroceltic International PLC (a)	700,000	70,134
Petrominerales Ltd. (d)	276,526	1,526,115
Pioneer Natural Resources Co.	8,700	1,063,401
Platino Energy Corp. (a)	137,400	193,665
PTT Exploration and Production PCL (For. Reg.)	52,600	275,993
QEP Resources, Inc.	18,100	519,651
Rosetta Resources, Inc. (a)	24,200	1,038,422
Santos Ltd.	88,300	1,130,527
Southwestern Energy Co. (a)	27,200	1,017,824
Talisman Energy, Inc.	100,500	1,205,062
Tullow Oil PLC	80,400	1,250,142
Whiting Petroleum Corp. (a)	31,400	1,397,300
Woodside Petroleum Ltd.	18,552	734,926
		60,937,975
Oil & Gas Refining & Marketing - 0.0%
Marathon Petroleum Corp.	350	27,426
Phillips 66	500	30,475
Tesoro Corp.	600	32,040
Valero Energy Corp.	300	12,096
		102,037
Oil & Gas Storage & Transport - 0.0%
Tesoro Logistics LP	800	47,680
The Williams Companies, Inc.	1,400	53,382
		101,062
TOTAL OIL, GAS & CONSUMABLE FUELS		156,782,258
Common Stocks - continued
	Shares	Value
PAPER & FOREST PRODUCTS - 3.1%
Forest Products - 0.2%
Boise Cascade Co.	3,000	$ 96,090
Canfor Corp. (a)	9,900	206,756
Norbord, Inc. (a)	9,100	303,499
West Fraser Timber Co. Ltd.	2,100	183,350
		789,695
Paper Products - 2.9%
Empresas CMPC SA	68,875	254,470
International Paper Co.	216,800	10,185,264
Mondi PLC	11,400	150,785
Stora Enso Oyj (R Shares)	75,100	521,713
UPM-Kymmene Corp.	228,100	2,385,147
		13,497,379
TOTAL PAPER & FOREST PRODUCTS		14,287,074
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Specialized REITs - 0.0%
Weyerhaeuser Co.	1,900	57,969
SPECIALTY RETAIL - 0.5%
Specialty Stores - 0.5%
Tsutsumi Jewelry Co. Ltd.	77,900	2,432,555
TRADING COMPANIES & DISTRIBUTORS - 0.0%
Trading Companies & Distributors - 0.0%
Mitsubishi Corp.	8,400	151,219
TOTAL COMMON STOCKS (Cost $541,492,178)		462,084,543
Nonconvertible Preferred Stocks - 0.1%

CHEMICALS - 0.0%
Commodity Chemicals - 0.0%
Braskem SA (PN-A)	13,250	115,232
METALS & MINING - 0.1%
Steel - 0.1%
Bradespar Sa (PN)	12,600	160,023
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $350,390)		275,255
Money Market Funds - 5.9%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	12,621,336	$ 12,621,336
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	14,846,741	14,846,741
TOTAL MONEY MARKET FUNDS (Cost $27,468,077)		27,468,077
TOTAL INVESTMENT PORTFOLIO - 105.7% (Cost $569,310,645)		489,827,875
NET OTHER ASSETS (LIABILITIES) - (5.7)%		(26,386,096)
NET ASSETS - 100%		$ 463,441,779
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $145,615 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,889
Fidelity Securities Lending Cash Central Fund	338,230
Total	$ 340,119
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 462,084,543	$ 359,826,497	$ 101,936,013	$ 322,033
Nonconvertible Preferred Stocks	275,255	275,255	-	-
Money Market Funds	27,468,077	27,468,077	-	-
Total Investments in Securities:	$ 489,827,875	$ 387,569,829	$ 101,936,013	$ 322,033

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 8,230,064
Level 2 to Level 1	$ 0
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	30.7%
Canada	21.6%
United Kingdom	18.1%
Switzerland	4.7%
Brazil	3.3%
Bermuda	2.4%
Bailiwick of Jersey	2.2%
Australia	2.2%
Korea (South)	2.0%
Japan	1.5%
Russia	1.5%
Norway	1.0%
Italy	1.0%
Others (Individually Less Than 1%)	7.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,264,130) - See accompanying schedule: Unaffiliated issuers (cost $541,842,568)	$ 462,359,798
Fidelity Central Funds (cost $27,468,077)	27,468,077
Total Investments (cost $569,310,645)		$ 489,827,875
Foreign currency held at value (cost $342,791)		342,791
Receivable for investments sold		10,110,340
Receivable for fund shares sold		630,806
Dividends receivable		981,157
Distributions receivable from Fidelity Central Funds		122,363
Prepaid expenses		349
Receivable from investment adviser for expense reductions		2,040
Other receivables		26,122
Total assets		502,043,843

Liabilities
Payable for investments purchased	$ 696,830
Payable for fund shares redeemed	22,535,663
Accrued management fee	286,934
Distribution and service plan fees payable	46,737
Other affiliated payables	151,530
Other payables and accrued expenses	37,629
Collateral on securities loaned, at value	14,846,741
Total liabilities		38,602,064

Net Assets		$ 463,441,779
Net Assets consist of:
Paid in capital		$ 562,104,159
Undistributed net investment income		2,160,927
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(21,334,522)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(79,488,785)
Net Assets		$ 463,441,779

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($79,999,723 ÷ 5,850,569 shares)	$ 13.67

Maximum offering price per share (100/94.25 of $13.67)	$ 14.50
Class T: Net Asset Value and redemption price per share ($13,311,306 ÷ 974,867 shares)	$ 13.65

Maximum offering price per share (100/96.50 of $13.65)	$ 14.15
Class B: Net Asset Value and offering price per share ($2,617,988 ÷ 192,865 shares)A	$ 13.57

Class C: Net Asset Value and offering price per share ($26,146,579 ÷ 1,933,754 shares)A	$ 13.52

Global Commodity Stock: Net Asset Value, offering price and redemption price per share ($300,732,346 ÷ 21,910,987 shares)	$ 13.73

Institutional Class: Net Asset Value, offering price and redemption price per share ($40,633,837 ÷ 2,962,045 shares)	$ 13.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 6,598,291
Income from Fidelity Central Funds (including $338,230 from security lending)		340,119
Income before foreign taxes withheld		6,938,410
Less foreign taxes withheld		(529,859)
Total income		6,408,551

Expenses
Management fee	$ 1,935,181
Transfer agent fees	809,563
Distribution and service plan fees	318,885
Accounting and security lending fees	141,879
Custodian fees and expenses	37,419
Independent trustees' compensation	1,808
Registration fees	89,299
Audit	25,737
Legal	1,046
Interest	931
Miscellaneous	2,253
Total expenses before reductions	3,364,001
Expense reductions	(60,857)	3,303,144
Net investment income (loss)		3,105,407
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,371,803
Foreign currency transactions	33,693
Total net realized gain (loss)		19,405,496
Change in net unrealized appreciation (depreciation) on: Investment securities	(51,563,760)
Assets and liabilities in foreign currencies	1,835
Total change in net unrealized appreciation (depreciation)		(51,561,925)
Net gain (loss)		(32,156,429)
Net increase (decrease) in net assets resulting from operations		$ (29,051,022)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,105,407	$ 6,227,231
Net realized gain (loss)	19,405,496	(27,607,132)
Change in net unrealized appreciation (depreciation)	(51,561,925)	(8,995,088)
Net increase (decrease) in net assets resulting from operations	(29,051,022)	(30,374,989)
Distributions to shareholders from net investment income	(5,697,049)	(3,692,921)
Distributions to shareholders from net realized gain	-	(671,463)
Total distributions	(5,697,049)	(4,364,384)
Share transactions - net increase (decrease)	(90,950,757)	(156,629,581)
Redemption fees	10,062	31,600
Total increase (decrease) in net assets	(125,688,766)	(191,337,354)

Net Assets
Beginning of period	589,130,545	780,467,899
End of period (including undistributed net investment income of $2,160,927 and undistributed net investment income of $4,752,569, respectively)	$ 463,441,779	$ 589,130,545

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 14.59	$ 15.14	$ 15.60	$ 13.29	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.07	.11	.12	.19 H	(.01)
Net realized and unrealized gain (loss)	(.86)	(.59)	(.38)	2.20	3.29
Total from investment operations	(.79)	(.48)	(.26)	2.39	3.28
Distributions from net investment income	(.13)	(.05)	(.13)	- K	-
Distributions from net realized gain	-	(.01)	(.06)	(.08)	-
Total distributions	(.13)	(.07) M	(.20) L	(.08)	-
Redemption fees added to paid in capital E	- K	- K	- K	- K	.01
Net asset value, end of period	$ 13.67	$ 14.59	$ 15.14	$ 15.60	$ 13.29
Total Return B,C,D	(5.46)%	(3.19)%	(1.80)%	18.04%	32.90%
Ratios to Average Net Assets F,J
Expenses before reductions	1.36% A	1.34%	1.32%	1.37%	1.65% A
Expenses net of fee waivers, if any	1.36% A	1.34%	1.32%	1.37%	1.50% A
Expenses net of all reductions	1.34% A	1.33%	1.31%	1.36%	1.48% A
Net investment income (loss)	1.00% A	.80%	.71%	1.35% H	(.15)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,000	$ 99,694	$ 127,979	$ 60,370	$ 15,705
Portfolio turnover rate G	64% A	91%	71%	54%	25% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .42%. I For the period March 25, 2009 (commencement of operations) to October 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.20 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.062 per share. M Total distributions of $.07 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 14.54	$ 15.08	$ 15.55	$ 13.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.08	.07	.16 H	(.03)
Net realized and unrealized gain (loss)	(.86)	(.60)	(.38)	2.19	3.29
Total from investment operations	(.81)	(.52)	(.31)	2.35	3.26
Distributions from net investment income	(.08)	(.01)	(.10)	-	-
Distributions from net realized gain	-	(.01)	(.06)	(.07)	-
Total distributions	(.08)	(.02)	(.16)	(.07)	-
Redemption fees added to paid in capital E	- K	- K	- K	- K	.01
Net asset value, end of period	$ 13.65	$ 14.54	$ 15.08	$ 15.55	$ 13.27
Total Return B,C,D	(5.58)%	(3.43)%	(2.09)%	17.73%	32.70%
Ratios to Average Net Assets F,J
Expenses before reductions	1.63% A	1.61%	1.60%	1.63%	2.04% A
Expenses net of fee waivers, if any	1.63% A	1.61%	1.60%	1.63%	1.75% A
Expenses net of all reductions	1.60% A	1.60%	1.59%	1.61%	1.73% A
Net investment income (loss)	.74% A	.53%	.43%	1.10% H	(.40)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,311	$ 16,692	$ 20,831	$ 11,762	$ 4,665
Portfolio turnover rate G	64% A	91%	71%	54%	25% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .17%. I For the period March 25, 2009 (commencement of operations) to October 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 14.41	$ 15.00	$ 15.46	$ 13.22	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	- K	(.01)	.08 H	(.07)
Net realized and unrealized gain (loss)	(.86)	(.59)	(.39)	2.20	3.28
Total from investment operations	(.84)	(.59)	(.40)	2.28	3.21
Distributions from net investment income	- K	-	-	-	-
Distributions from net realized gain	-	-	(.06)	(.04)	-
Total distributions	- K	-	(.06)	(.04)	-
Redemption fees added to paid in capital E	- K	- K	- K	- K	.01
Net asset value, end of period	$ 13.57	$ 14.41	$ 15.00	$ 15.46	$ 13.22
Total Return B,C,D	(5.80)%	(3.93)%	(2.62)%	17.23%	32.20%
Ratios to Average Net Assets F,J
Expenses before reductions	2.12% A	2.10%	2.11%	2.16%	2.66% A
Expenses net of fee waivers, if any	2.12% A	2.10%	2.11%	2.16%	2.25% A
Expenses net of all reductions	2.10% A	2.10%	2.10%	2.15%	2.23% A
Net investment income (loss)	.24% A	.03%	(.09)%	.56% H	(.90)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,618	$ 3,097	$ 4,324	$ 4,348	$ 2,726
Portfolio turnover rate G	64% A	91%	71%	54%	25% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.37)%. I For the period March 25, 2009 (commencement of operations) to October 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 14.37	$ 14.95	$ 15.45	$ 13.22	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.01	(.01)	.08 H	(.07)
Net realized and unrealized gain (loss)	(.85)	(.59)	(.38)	2.19	3.28
Total from investment operations	(.83)	(.58)	(.39)	2.27	3.21
Distributions from net investment income	(.02)	-	(.05)	-	-
Distributions from net realized gain	-	-	(.06)	(.04)	-
Total distributions	(.02)	-	(.11)	(.04)	-
Redemption fees added to paid in capital E	- K	- K	- K	- K	.01
Net asset value, end of period	$ 13.52	$ 14.37	$ 14.95	$ 15.45	$ 13.22
Total Return B,C,D	(5.81)%	(3.88)%	(2.58)%	17.21%	32.20%
Ratios to Average Net Assets F,J
Expenses before reductions	2.12% A	2.10%	2.09%	2.14%	2.53% A
Expenses net of fee waivers, if any	2.12% A	2.10%	2.09%	2.14%	2.25% A
Expenses net of all reductions	2.10% A	2.09%	2.08%	2.13%	2.23% A
Net investment income (loss)	.24% A	.03%	(.07)%	.58% H	(.90)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,147	$ 31,865	$ 37,185	$ 14,338	$ 4,798
Portfolio turnover rate G	64% A	91%	71%	54%	25% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. I For the period March 25, 2009 (commencement of operations) to October 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Commodity Stock

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.66	$ 15.21	$ 15.66	$ 13.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.15	.16	.23 G	.01
Net realized and unrealized gain (loss)	(.86)	(.60)	(.39)	2.21	3.29
Total from investment operations	(.77)	(.45)	(.23)	2.44	3.30
Distributions from net investment income	(.16)	(.08)	(.16)	(.01)	-
Distributions from net realized gain	-	(.01)	(.06)	(.08)	-
Total distributions	(.16)	(.10) K	(.22)	(.09)	-
Redemption fees added to paid in capital D	- J	- J	- J	- J	.01
Net asset value, end of period	$ 13.73	$ 14.66	$ 15.21	$ 15.66	$ 13.31
Total Return B,C	(5.27)%	(2.96)%	(1.59)%	18.38%	33.10%
Ratios to Average Net Assets E,I
Expenses before reductions	1.12% A	1.10%	1.08%	1.10%	1.42% A
Expenses net of fee waivers, if any	1.12% A	1.10%	1.08%	1.10%	1.25% A
Expenses net of all reductions	1.10% A	1.09%	1.07%	1.09%	1.23% A
Net investment income (loss)	1.24% A	1.04%	.95%	1.62% G	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 300,732	$ 387,242	$ 531,224	$ 310,186	$ 159,439
Portfolio turnover rate F	64% A	91%	71%	54%	25% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .69%. H For the period March 25, 2009 (commencement of operations) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.10 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.67	$ 15.22	$ 15.66	$ 13.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.16	.16	.23 G	.01
Net realized and unrealized gain (loss)	(.87)	(.60)	(.38)	2.21	3.29
Total from investment operations	(.77)	(.44)	(.22)	2.44	3.30
Distributions from net investment income	(.18)	(.09)	(.16)	(.01)	-
Distributions from net realized gain	-	(.01)	(.06)	(.08)	-
Total distributions	(.18)	(.11) K	(.22)	(.09)	-
Redemption fees added to paid in capital D	- J	- J	- J	- J	.01
Net asset value, end of period	$ 13.72	$ 14.67	$ 15.22	$ 15.66	$ 13.31
Total Return B,C	(5.30)%	(2.90)%	(1.50)%	18.39%	33.10%
Ratios to Average Net Assets E,I
Expenses before reductions	1.04% A	1.04%	1.03%	1.09%	1.36% A
Expenses net of fee waivers, if any	1.04% A	1.04%	1.03%	1.09%	1.25% A
Expenses net of all reductions	1.02% A	1.03%	1.03%	1.07%	1.23% A
Net investment income (loss)	1.32% A	1.10%	.99%	1.64% G	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,634	$ 50,540	$ 58,925	$ 35,739	$ 9,811
Portfolio turnover rate F	64% A	91%	71%	54%	25% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .71%. H For the period March 25, 2009 (commencement of operations) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.11 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Global Commodity Stock Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Commodity Stock and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 29,496,486
Gross unrealized depreciation	(115,150,056)
Net unrealized appreciation (depreciation) on securities and other investments	$ (85,653,570)

Tax cost	$ 575,481,445

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$ (6,952,413)
No expiration
Short-term	(26,207,079)
Total capital loss carryforward	$ (33,159,492)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $174,133,498 and $265,644,219, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 116,989	$ 1,495
Class T	.25%	.25%	38,398	548
Class B	.75%	.25%	14,751	11,095
Class C	.75%	.25%	148,747	19,079
			$ 318,885	$ 32,217

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,805
Class T	1,928
Class B*	2,665
Class C*	2,576
$ 21,974

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 138,486.30
Class T	23,725.31
Class B	4,460.30
Class C	45,127.30
Global Commodity Stock	540,644.30
Institutional Class	57,121.23
	$ 809,563

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $9,417 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,067,211.41%		$ 890

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $742 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $419,336. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $22,350 from securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $1,129,500. The weighted average interest rate was .65%. The interest expense amounted to $41 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $58,817 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $2,040.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 864,701	$ 437,422
Class T	89,063	12,232
Class B	847	-
Class C	32,277	-
Global Commodity Stock	4,073,304	2,878,965
Institutional Class	636,857	364,302
Total	$ 5,697,049	$ 3,692,921
From net realized gain
Class A	$ -	$ 117,768
Class T	-	19,027
Global Commodity Stock	-	479,827
Institutional Class	-	54,841
Total	$ -	$ 671,463

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	739,606	1,675,922	$ 10,636,047	$ 24,194,276
Reinvestment of distributions	52,558	32,805	744,754	472,060
Shares redeemed	(1,773,743)	(3,329,384)	(25,334,167)	(47,357,051)
Net increase (decrease)	(981,579)	(1,620,657)	$ (13,953,366)	$ (22,690,715)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class T
Shares sold	61,493	189,622	$ 877,051	$ 2,764,209
Reinvestment of distributions	5,824	1,948	82,471	28,015
Shares redeemed	(240,286)	(424,718)	(3,420,634)	(6,023,857)
Net increase (decrease)	(172,969)	(233,148)	$ (2,461,112)	$ (3,231,633)
Class B
Shares sold	4,414	7,831	$ 63,614	$ 113,787
Reinvestment of distributions	54	-	758	-
Shares redeemed	(26,430)	(81,206)	(377,204)	(1,157,702)
Net increase (decrease)	(21,962)	(73,375)	$ (312,832)	$ (1,043,915)
Class C
Shares sold	198,871	492,632	$ 2,827,739	$ 7,143,884
Reinvestment of distributions	1,963	-	27,576	-
Shares redeemed	(484,664)	(761,541)	(6,831,496)	(10,673,957)
Net increase (decrease)	(283,830)	(268,909)	$ (3,976,181)	$ (3,530,073)
Global Commodity Stock
Shares sold	3,164,217	7,606,851	$ 45,840,305	$ 109,989,271
Reinvestment of distributions	264,635	210,059	3,760,465	3,031,159
Shares redeemed	(7,924,981)	(16,330,927)	(113,125,604)	(233,733,610)
Net increase (decrease)	(4,496,129)	(8,514,017)	$ (63,524,834)	$ (120,713,180)
Institutional Class
Shares sold	728,745	1,589,148	$ 10,530,408	$ 22,944,496
Reinvestment of distributions	25,953	18,526	368,529	267,335
Shares redeemed	(1,238,289)	(2,034,602)	(17,621,369)	(28,631,896)
Net increase (decrease)	(483,591)	(426,928)	$ (6,722,432)	$ (5,420,065)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other - continued

At the end of the period, FMR or its affiliates were the owners of record of 10% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)

AGCSI-USAN-0613
1.879391.104

Fidelity®

International Small Cap

Fund

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.60%
Actual		$ 1,000.00	$ 1,205.70	$ 8.75
HypotheticalA		$ 1,000.00	$ 1,016.86	$ 8.00
Class T	1.86%
Actual		$ 1,000.00	$ 1,203.90	$ 10.16
HypotheticalA		$ 1,000.00	$ 1,015.57	$ 9.30
Class B	2.35%
Actual		$ 1,000.00	$ 1,201.00	$ 12.82
HypotheticalA		$ 1,000.00	$ 1,013.14	$ 11.73
Class C	2.34%
Actual		$ 1,000.00	$ 1,201.00	$ 12.77
HypotheticalA		$ 1,000.00	$ 1,013.19	$ 11.68
International Small Cap	1.32%
Actual		$ 1,000.00	$ 1,207.30	$ 7.22
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.61
Institutional Class	1.22%
Actual		$ 1,000.00	$ 1,207.90	$ 6.68
HypotheticalA		$ 1,000.00	$ 1,018.74	$ 6.11

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
Japan 29.9%
United Kingdom 18.9%
Germany 7.6%
Australia 4.7%
United States of America 4.1%
Cayman Islands 3.4%
France 3.3%
Luxembourg 2.7%
Singapore 2.6%
Other 22.8%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
Japan 26.4%
United Kingdom 20.6%
Germany 7.6%
Australia 6.0%
France 4.2%
United States of America 3.8%
Cayman Islands 3.4%
Singapore 2.9%
Ireland 2.6%
Other 22.5%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	95.8	96.2
Bonds	0.2	0.2
Short-Term Investments and Net Other Assets (Liabilities)	4.0	3.6
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
ORIX Corp. (Japan, Diversified Financial Services)	2.2	1.8
Pigeon Corp. (Japan, Household Products)	2.0	1.8
Kakaku.com, Inc. (Japan, Internet Software & Services)	1.6	1.6
Tokyo Tatemono Co. Ltd. (Japan, Real Estate Management & Development)	1.5	0.0
Eurofins Scientific SA (Luxembourg, Life Sciences Tools & Services)	1.4	1.3
Pertama Holdings Ltd. (Singapore, Specialty Retail)	1.4	1.3
Playtech Ltd. (Isle of Man, Software)	1.3	1.0
International Personal Finance PLC (United Kingdom, Consumer Finance)	1.2	1.0
Ted Baker PLC (United Kingdom, Textiles, Apparel & Luxury Goods)	1.1	1.0
ASOS PLC (United Kingdom, Internet & Catalog Retail)	1.1	0.9
	14.8
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.0	19.5
Financials	17.8	11.9
Information Technology	16.1	19.5
Industrials	14.8	13.4
Health Care	8.6	9.7
Materials	5.4	10.3
Energy	5.2	7.3
Consumer Staples	3.8	3.9
Telecommunication Services	1.0	0.6
Utilities	0.3	0.3

Semiannual Report

Investments April 30, 2013

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
Australia - 4.7%
Acrux Ltd.	381,062	$ 1,595,990
Alkane Resources Ltd. (a)	911,891	519,947
Ausgold Ltd. (a)	1,195,693	44,625
Austal Ltd. (a)	2,072,224	1,428,603
Base Resources Ltd. (a)	625,103	213,855
Beach Energy Ltd.	1,195,484	1,685,527
Berkeley Resources Ltd. (a)	1,041,054	350,760
Boart Longyear Ltd.	491,744	486,850
Carsales.com Ltd.	280,978	2,816,773
Challenger Ltd.	373,624	1,626,811
Clinuvel Pharmaceuticals Ltd. (a)(d)	213,668	409,793
Dart Energy Ltd. (a)(d)	6,213,186	386,473
Goodman Group unit	202,411	1,093,264
iiNet Ltd.	133,255	852,357
Iluka Resources Ltd. (d)	80,327	745,311
Independence Group NL	217,217	743,123
iProperty Group Ltd. (a)	601,773	524,041
Karoon Gas Australia Ltd. (a)	384,561	1,666,459
Maverick Drilling & Exploration Ltd. (a)(d)	868,075	571,458
McMillan Shakespeare Ltd.	51,160	809,353
Mesoblast Ltd. (a)(d)	160,255	976,882
Mineral Deposits Ltd. (a)	389,060	1,210,015
Monto Minerals Ltd. (a)	273,551	1,702
Navitas Ltd.	273,638	1,534,712
Prairie Downs Metals Ltd. (a)	727,690	271,583
QRxPharma Ltd. (a)	108,293	120,687
Ramsay Health Care Ltd.	10,050	333,299
realestate.com.au Ltd.	36,009	1,161,353
SAI Global Ltd.	288,264	1,054,917
SEEK Ltd.	442,376	5,127,273
Sierra Mining Ltd. (a)	2,406,178	498,897
Silver Lake Resources Ltd. (a)	338,920	368,926
Sino Gas & Energy Ltd. (a)	16,282,568	2,278,819
SomnoMed Ltd. (a)	531,849	496,231
Spark Infrastructure Group unit	1,255,671	2,330,140
Starpharma Holdings Ltd. (a)	869,513	878,889
Tiger Resources Ltd. (a)	11,335,520	2,820,368
Tissue Therapies Ltd. (a)	819,448	106,190
Troy Resources NL (d)	289,032	560,326
TOTAL AUSTRALIA		40,702,582
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - 1.7%
Informa PLC	854,423	$ 6,344,102
LXB Retail Properties PLC (a)	1,387,800	2,495,268
Regus PLC	2,380,000	6,055,642
TOTAL BAILIWICK OF JERSEY		14,895,012
Belgium - 0.7%
EVS Broadcast Equipment SA	92,900	6,300,750
Bermuda - 2.5%
Asia Satellite Telecommunications Holdings Ltd.	271,000	1,065,121
Biosensors International Group Ltd. (a)	1,285,000	1,251,928
China Animal Healthcare Ltd.	2,129,000	501,267
China Singyes Solar Tech Holdings Ltd.	981,600	851,294
Digital China Holdings Ltd. (H Shares)	236,000	297,427
I.T Ltd.	1,552,000	567,989
Imagi International Holdings Ltd. (a)	26,792,000	293,463
Luk Fook Holdings International Ltd.	612,000	1,735,018
Oakley Capital Investments Ltd. (a)	1,518,300	3,685,080
Paul Y. Engineering Group Ltd.	4,104,000	412,507
PAX Global Technology Ltd. (a)	1,769,000	364,735
Petra Diamonds Ltd. (a)	2,355,156	4,024,220
REXLot Holdings Ltd.	10,075,000	830,912
Vostok Nafta Investment Ltd. SDR	818,000	4,064,095
Vtech Holdings Ltd.	102,700	1,310,194
TOTAL BERMUDA		21,255,250
British Virgin Islands - 0.4%
Kalahari Energy (a)(g)	1,451,000	15
Mail.Ru Group Ltd.:
GDR (f)	112,800	3,045,600
GDR (Reg. S)	12,700	342,900
TOTAL BRITISH VIRGIN ISLANDS		3,388,515
Canada - 0.6%
Africa Oil Corp. (a)	81,500	495,901
Africa Oil Corp. (Sweden) (a)	184,600	1,096,597
AirSea Lines (a)(g)	1,893,338	25
Asanko Gold, Inc. (a)	389,100	984,868
Mood Media Corp. (a)	175,300	161,823
Mood Media Corp. (United Kingdom) (a)	1,139,822	1,150,853
Rock Well Petroleum, Inc. (a)(g)	770,400	8
Teranga Gold Corp. (a)(d)	1,110,399	969,925
TOTAL CANADA		4,860,000
Common Stocks - continued
	Shares	Value
Cayman Islands - 3.4%
21Vianet Group, Inc. ADR (a)(d)	42,300	$ 382,392
3SBio, Inc. sponsored ADR (a)	39,000	643,890
51job, Inc. sponsored ADR (a)	19,200	1,105,920
AirMedia Group, Inc. ADR (a)	272,500	449,625
Airtac International Group	85,000	451,085
AMVIG Holdings Ltd.	764,000	295,355
AutoNavi Holdings Ltd. ADR (a)	34,300	375,585
Baidu.com, Inc. sponsored ADR (a)	4,700	403,495
Bitauto Holdings Ltd. ADR (a)	115,100	1,308,687
Changshouhua Food Co. Ltd.	872,000	573,082
China Automation Group Ltd.	1,872,000	419,744
China High Precision Automation Group Ltd.	712,000	89,549
China Lodging Group Ltd. ADR (a)	26,500	403,860
China Medical System Holdings Ltd.	1,204,000	1,180,704
China Metal International Holdings, Inc.	2,522,000	640,238
China Metal Recycling (Holdings) Ltd.	436,800	371,554
China Outfitters Holdings Ltd. (a)	1,888,000	316,283
China Tianyi Holdings Ltd.	2,492,000	321,128
CNinsure, Inc. ADR (a)	31,900	201,608
Convenience Retail Asia Ltd.	700,000	494,320
EVA Precision Industrial Holdings Ltd.	5,504,000	950,415
Fook Woo Group Holdings Ltd. (a)	2,055,000	155,976
Greatview Aseptic Pack Co. Ltd.	1,196,000	715,120
Haitian International Holdings Ltd.	338,000	578,422
Hop Hing Group Holdings Ltd. (a)	7,392,000	295,293
Hutchison China Meditech Ltd. (a)	77,117	696,577
Kingdee International Software Group Co. Ltd. (a)	1,178,400	194,371
KongZhong Corp. sponsored ADR (a)	56,200	337,200
Lee's Pharmaceutical Holdings Ltd.	1,085,000	732,640
Marwyn Value Investors II Ltd. (a)	1,875,100	4,339,903
Ming Fai International Holdings Ltd. (a)	9,133,000	988,605
Pactera Technology International Ltd. ADR	45,700	232,613
Perfect World Co. Ltd. sponsored ADR Class B	34,900	418,102
Royale Furniture Holdings Ltd.	10,111,437	820,887
Shenguan Holdings Group Ltd.	3,154,000	1,601,356
SINA Corp. (a)	6,100	343,552
Sino Prosper State Gold Resources Holdings, Ltd. (a)	7,495,000	173,850
SITC International Holdings Co. Ltd.	1,779,000	653,357
Sitoy Group Holdings Ltd.	727,000	329,767
SouFun Holdings Ltd. ADR (d)	51,000	1,305,090
VST Holdings Ltd.	1,858,000	498,011
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	42,300	806,661
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Xinyi Glass Holdings Ltd.	1,308,000	$ 895,019
Yip's Chemical Holdings Ltd.	592,000	644,627
TOTAL CAYMAN ISLANDS		29,135,518
China - 0.0%
NQ Mobile, Inc. ADR (a)(d)	33,300	287,379
France - 3.3%
Altamir Amboise	491,908	5,785,017
ALTEN	118,100	4,255,350
Altran Technologies SA (a)(d)	319,800	2,518,540
Audika SA	113,900	1,159,505
Ipsos SA	124,772	4,181,905
Sartorius Stedim Biotech	51,600	7,311,917
Sopra Group SA	39,300	3,025,146
TOTAL FRANCE		28,237,380
Germany - 7.6%
Bertrandt AG	51,800	5,958,161
Brenntag AG	40,600	6,921,455
CENTROTEC Sustainable AG	281,485	5,831,137
CTS Eventim AG	193,820	7,485,243
GFK AG	142,601	8,137,304
Lanxess AG	70,485	5,133,235
MTU Aero Engines Holdings AG (d)	67,300	6,367,232
Rational AG	15,520	4,812,378
RIB Software AG	257,700	1,347,331
United Internet AG	200,152	5,487,947
Wirecard AG	289,100	7,755,475
TOTAL GERMANY		65,236,898
Hong Kong - 0.5%
Guotai Junan International Holdings Ltd.	1,331,000	560,862
Magnificent Estates Ltd.	25,682,000	1,489,262
Singamas Container Holdings Ltd.	3,164,000	774,676
Techtronic Industries Co. Ltd.	382,000	912,647
YGM Trading Ltd.	152,000	436,796
TOTAL HONG KONG		4,174,243
Iceland - 0.4%
Ossur hf	2,297,400	3,124,831
India - 0.9%
Ahluwalia Contracts (India) Ltd. (a)	230,314	125,056
Common Stocks - continued
	Shares	Value
India - continued
Britannia Industries Ltd. (a)	31,695	$ 342,337
Educomp Solutions Ltd.	44,518	53,403
Financial Technologies India Ltd.	23,352	351,552
Geodesic Ltd.	256,340	44,168
MT Educare Ltd.	146,984	253,119
Page Industries Ltd.	87,661	5,864,967
Shriram City Union Finance Ltd.	17,306	331,066
Thangamayil Jewellery Ltd.	173,245	606,688
WABCO India Ltd.	10,191	256,298
TOTAL INDIA		8,228,654
Indonesia - 0.9%
PT Clipan Finance Indonesia Tbk	13,895,400	635,993
PT Clipan Finance Indonesia Tbk warrants 10/7/14 (a)	2,275,700	15,916
PT Mayora Indah Tbk	352,000	1,087,948
PT Media Nusantara Citra Tbk	5,326,000	1,711,876
PT Mitra Adiperkasa Tbk	588,000	498,945
PT MNC Sky Vision Tbk	1,805,500	441,044
PT Nippon Indosari Corpindo Tbk	812,500	643,480
PT Pembangunan Perumahan Persero Tbk	4,982,500	727,707
PT Tiga Pilar Sejahtera Food Tbk	7,002,000	893,028
PT Tower Bersama Infrastructure Tbk (a)	1,383,000	803,696
TOTAL INDONESIA		7,459,633
Ireland - 2.0%
Glanbia PLC	163,500	2,185,511
Kenmare Resources PLC (a)	11,137,400	4,579,384
Paddy Power PLC (Ireland)	88,784	7,477,295
Petroceltic International PLC (a)	27,183,700	2,723,564
TOTAL IRELAND		16,965,754
Isle of Man - 2.5%
Exillon Energy PLC (a)	1,067,800	2,562,641
IBS Group Holding Ltd. GDR (Reg. S)	336,400	7,619,978
Playtech Ltd.	1,177,209	11,209,426
TOTAL ISLE OF MAN		21,392,045
Israel - 0.1%
Sarin Technologies Ltd.	957,750	1,080,842
Italy - 2.1%
Brunello Cucinelli SpA (d)	120,685	2,584,301
Prysmian SpA (d)	209,700	4,233,600
Common Stocks - continued
	Shares	Value
Italy - continued
Salvatore Ferragamo Italia SpA	244,915	$ 7,312,000
YOOX SpA (a)(d)	236,800	4,447,035
TOTAL ITALY		18,576,936
Japan - 29.9%
ACOM Co. Ltd. (a)(d)	32,820	1,344,745
AEON Financial Service Co. Ltd. (d)	232,100	6,958,590
AEON Mall Co. Ltd.	45,300	1,458,469
Amada Co. Ltd.	390,000	3,129,461
ARNEST ONE Corp.	39,400	904,146
Asahi Holdings, Inc.	55,500	1,123,558
CAC Corp.	44,800	466,167
Casio Computer Co. Ltd.	339,700	2,814,519
Chiyoda Co. Ltd.	49,000	1,414,585
Daiken Medical Co. Ltd.	8,500	379,080
Dainippon Screen Manufacturing Co. Ltd.	298,000	1,537,034
Daiwa Industries Ltd.	38,000	238,306
East Japan Railway Co.	14,300	1,207,160
en-japan, Inc.	335	560,717
Enigmo, Inc.	29,700	4,524,700
ESPEC Corp.	4,400	36,573
Fields Corp.	72,300	1,466,264
FJ Next Co. Ltd.	38,400	484,202
Fuji Corp.	44,900	1,033,651
Fuji Media Holdings, Inc.	585	1,271,516
GOLDWIN, Inc.	129,000	746,040
H.I.S. Co. Ltd.	600	25,879
Hajime Construction Co. Ltd.	75,000	4,899,764
Heiwa Corp.	120,500	2,501,520
Higashi Nihon House Co. Ltd.	481,000	4,178,675
Hitachi Transport System Ltd.	80,700	1,282,899
Honda Motor Co. Ltd.	105,800	4,221,680
Hoshizaki Electric Co. Ltd.	140,300	4,672,820
Hulic Co. Ltd.	160,900	1,789,377
Iida Home Max Co. Ltd.	118,900	2,280,685
Iino Kaiun Kaisha Ltd.	225,000	1,565,669
ITC Networks Corp.	35,700	323,151
Iwatsuka Confectionary Co. Ltd.	11,600	550,353
Izutsuya Co. Ltd. (a)	205,000	230,070
JAFCO Co. Ltd.	53,500	2,591,109
Japan Petroleum Exploration Co. Ltd.	28,200	1,119,758
JFE Holdings, Inc.	24,000	521,086
Common Stocks - continued
	Shares	Value
Japan - continued
JSP Corp.	22,100	$ 323,126
K'S Denki Corp. (d)	53,600	1,889,581
kabu.com Securities Co. Ltd.	136,700	1,001,753
Kakaku.com, Inc.	540,600	13,975,563
Kao Corp.	100	3,458
KAWAI Musical Instruments Manufacturing Co. Ltd.	703,000	1,287,116
Kobe Bussan Co. Ltd.	19,800	464,459
Koshidaka Holdings Co. Ltd.	32,100	1,145,986
Kotobuki Spirits Co. Ltd.	800	10,386
Kubota Corp.	171,000	2,456,196
Mazda Motor Corp. (a)	959,000	3,285,955
Mitsubishi UFJ Financial Group, Inc.	263,200	1,785,771
Mitsui-Soko Co. Ltd.	54,000	368,128
MS&AD Insurance Group Holdings, Inc.	79,200	2,124,990
Nichias Corp.	437,000	2,670,557
Nihon Nohyaku Co. Ltd.	230,000	2,187,858
Nikkiso Co. Ltd.	501,000	7,099,838
Nippon Electric Glass Co. Ltd.	332,000	1,694,598
Nippon Seiki Co. Ltd.	33,000	435,586
Nippon Shinyaku Co. Ltd.	162,000	2,516,467
Nissan Motor Co. Ltd.	567,900	5,924,507
Nitta Corp.	153,100	3,430,565
Nomura Real Estate Holdings, Inc.	162,700	4,374,000
NSD Co. Ltd.	24,900	283,740
NTT DoCoMo, Inc.	546	904,120
Olympus Corp. (a)	122,800	3,083,235
ORIX Corp.	1,216,700	18,669,416
Pal Co. Ltd.	70,500	2,344,530
Parco Co. Ltd.	6,500	85,211
Pigeon Corp.	198,400	17,068,200
Pressance Corp.	19,900	844,508
Rakuten, Inc.	598,500	6,383,812
Rohto Pharmaceutical Co. Ltd.	137,000	1,919,061
Round One Corp.	110,900	929,553
Ryohin Keikaku Co. Ltd.	56,600	5,345,175
Sakata INX Corp.	41,000	289,749
Sawada Holdings Co. Ltd.	242,500	2,931,838
Sega Sammy Holdings, Inc.	233,100	6,124,364
SHIMANO, Inc.	100	8,710
Shinko Kogyo Co. Ltd.	239,200	2,272,722
Shinko Shoji Co. Ltd.	2,800	27,223
Shinsei Bank Ltd.	507,000	1,422,998
Common Stocks - continued
	Shares	Value
Japan - continued
Shinwa Art Auction Co. Ltd.	10	$ 8,107
Softbank Corp.	31,000	1,537,412
Sosei Group Corp. (a)(d)	157,100	9,252,743
Sourcenext Corp. (a)	99,100	829,560
Stanley Electric Co. Ltd.	314,900	6,039,645
Sugi Holdings Co. Ltd.	600	23,028
Sumitomo Mitsui Trust Holdings, Inc.	720,000	3,618,366
Sysmex Corp.	400	25,796
Takara Leben Co. Ltd.	285,100	5,869,041
Takashimaya Co. Ltd.	108,000	1,276,599
Tokyo Tatemono Co. Ltd.	1,391,000	12,891,843
Tokyotokeiba Co. Ltd.	147,000	765,463
Tokyu Land Corp.	630,000	7,745,894
Topcon Corp. (d)	350,900	3,926,220
Toyo Engineering Corp.	630,000	3,014,666
Uchiyama Holdings Co. Ltd.	37,100	1,216,320
WebCrew, Inc.	26,300	142,553
Yamato Kogyo Co. Ltd.	23,700	783,867
Yamaya Corp.	44,700	730,012
TOTAL JAPAN		256,945,722
Korea (South) - 0.3%
Daou Technology, Inc.	69,200	1,259,483
Korea Plant Service & Engineering Co. Ltd.	7,274	375,714
SBS Contents Hub Co. Ltd.	31,723	424,755
Soulbrain Co. Ltd.	11,656	486,191
TOTAL KOREA (SOUTH)		2,546,143
Luxembourg - 2.7%
AZ Electronic Materials SA	1,087,200	4,808,020
Eurofins Scientific SA	57,299	12,450,887
Grand City Properties SA (a)	795,600	5,731,277
TOTAL LUXEMBOURG		22,990,184
Malaysia - 0.1%
JobStreet Corp. Bhd	1,223,100	1,326,616
Netherlands - 1.4%
Gemalto NV	33,960	2,774,654
Ichor Coal NV (a)	355,000	1,846,693
Yandex NV (a)	281,400	7,243,236
TOTAL NETHERLANDS		11,864,583
Common Stocks - continued
	Shares	Value
Norway - 1.8%
Aker Solutions ASA (d)	357,100	$ 4,985,095
Norwegian Air Shuttle A/S (a)	46,500	2,233,677
Schibsted ASA (B Shares)	118,800	5,160,739
Sevan Drilling ASA (a)(d)	4,776,300	2,816,166
TOTAL NORWAY		15,195,677
Singapore - 2.6%
Amtek Engineering Ltd.	3,304,000	1,381,473
CSE Global Ltd.	1,069,000	733,381
Goodpack Ltd.	1,220,000	1,664,042
Mapletree Industrial (REIT)	1,085,407	1,383,526
OSIM International Ltd.	1,092,000	1,768,726
Pertama Holdings Ltd. (e)	23,060,000	12,169,359
Petra Foods Ltd.	370,000	1,225,623
Sino Grandness Food Industry Group Ltd. (a)	781,000	786,263
Venture Corp. Ltd.	212,000	1,432,037
TOTAL SINGAPORE		22,544,430
South Africa - 0.3%
Blue Label Telecoms Ltd.	3,094,900	2,659,127
Sweden - 0.4%
Avanza Bank Holding AB	162,600	3,581,387
Switzerland - 1.8%
Julius Baer Group Ltd.	113,210	4,509,893
Sika AG (Bearer)	1,610	3,887,341
VZ Holding AG	51,930	7,428,146
TOTAL SWITZERLAND		15,825,380
Taiwan - 0.2%
Merida Industry Co. Ltd.	85,000	518,820
Pacific Hospital Supply Co. Ltd.	114,400	380,170
Taiwan Hon Chuan Enterprise Co. Ltd.	185,000	514,412
Tong Hsing Electronics Industries Ltd.	135,721	598,295
TOTAL TAIWAN		2,011,697
Thailand - 0.5%
Toyo-Thai Corp. PCL	2,200,600	4,123,782
United Kingdom - 18.9%
Amerisur Resources PLC (a)(d)	5,558,724	4,533,188
ASOS PLC (a)	188,176	9,353,702
Avanti Communications Group PLC (a)(d)	659,800	3,054,203
Aveva Group PLC	186,000	6,414,093
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Bond International Software PLC	843,266	$ 864,526
Brammer PLC (d)	1,267,600	7,019,579
Central Asia Metals PLC (d)	1,246,300	2,226,331
Countrywide PLC	757,200	5,478,136
Craneware PLC	791,600	5,195,195
Devro PLC	407,100	2,086,185
esure Group PLC	913,600	4,218,395
Hunting PLC	194,900	2,443,176
IG Group Holdings PLC	719,702	6,020,156
Innovation Group PLC (a)	9,130,200	3,687,423
International Personal Finance PLC	1,298,800	10,289,204
John Wood Group PLC	383,900	4,621,566
Johnson Matthey PLC	106,195	3,998,582
Keronite PLC (a)(g)	13,620,267	212
Moneysupermarket.com Group PLC	2,714,800	8,463,588
Monitise PLC (a)(d)	11,841,415	6,207,928
Mothercare PLC (a)(d)	562,600	2,770,310
NCC Group Ltd.	1,309,890	2,299,231
Ocado Group PLC (a)(d)	2,321,500	6,130,373
Ophir Energy PLC (a)	561,260	3,547,489
Perform Group PLC (a)	620,900	4,995,981
Pureprofile Media PLC (a)(g)	1,108,572	602,700
Regenersis PLC	1,198,700	4,096,401
Rockhopper Exploration PLC (a)	1,054,900	2,240,825
Salamander Energy PLC (a)	632,400	1,794,733
Serco Group PLC	339,746	3,264,099
Silverdell PLC	12,644,400	3,118,037
Sinclair Pharma PLC (a)	7,486,780	3,285,359
Sphere Medical Holding PLC (a)	817,054	812,269
Sthree PLC	1,031,809	5,377,261
Synergy Health PLC	284,953	4,811,407
Ted Baker PLC	462,675	9,731,147
TMO Renewables Ltd. (a)(g)	1,000,000	62,134
Travis Perkins PLC	189,500	4,221,120
Wolfson Microelectronics PLC (a)	939,800	2,996,318
TOTAL UNITED KINGDOM		162,332,562
United States of America - 0.1%
CTC Media, Inc.	4,300	53,707
GI Dynamics, Inc. CDI (a)	834,866	553,924
Mudalla Technology, Inc. (Reg. S) (a)	996,527	15
YOU On Demand Holdings, Inc. (a)	86,974	141,768
Common Stocks - continued
	Shares	Value
United States of America - continued
YOU On Demand Holdings, Inc. (g)	27,500	$ 44,825
YOU On Demand Holdings, Inc. warrants 8/30/17 (a)(g)	27,500	0
TOTAL UNITED STATES OF AMERICA		794,239
TOTAL COMMON STOCKS (Cost $656,878,116)		820,043,751
Nonconvertible Preferred Stocks - 0.5%

Brazil - 0.5%
Alpargatas Sa (PN) (Cost $4,191,658)	608,520	4,054,265
Convertible Bonds - 0.2%
Principal Amount
Canada - 0.2%
Griffiths Energy International, Inc. 12% 9/30/17 (g) (Cost $1,400,000)	$ 1,400,000	1,250,403
Money Market Funds - 6.9%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	27,957,705	27,957,705
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	31,635,876	31,635,876
TOTAL MONEY MARKET FUNDS (Cost $59,593,581)		59,593,581
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $722,063,355)		884,942,000
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(24,634,720)
NET ASSETS - 100%		$ 860,307,280
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,045,600 or 0.4% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,960,322 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AirSea Lines	8/4/06	$ 1,199,182
Griffiths Energy International, Inc. 12% 9/30/17	9/12/12	$ 1,400,000
Kalahari Energy	9/1/06	$ 1,813,750
Keronite PLC	8/16/06	$ 1,548,992
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173,341
Rock Well Petroleum, Inc.	4/13/06	$ 1,004,171
TMO Renewables Ltd.	10/27/05	$ 535,065
YOU On Demand Holdings, Inc.	8/29/12	$ 110,000
YOU On Demand Holdings, Inc. warrants 8/30/17	9/14/12	$ 0
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,587
Fidelity Securities Lending Cash Central Fund	328,763
Total	$ 348,350
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Pertama Holdings Ltd.	$ 9,679,226	$ -	$ -	$ 380,584	$ 12,169,359
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 198,356,450	$ 115,870,157	$ 70,316,919	$ 12,169,374
Consumer Staples	32,374,055	13,524,159	18,849,896	-
Energy	43,766,911	42,647,130	1,119,758	23
Financials	152,333,888	73,475,003	78,858,885	-
Health Care	75,371,766	49,817,092	25,492,540	62,134
Industrials	125,744,871	98,718,792	26,869,866	156,213
Information Technology	138,562,089	110,102,758	27,767,082	692,249
Materials	47,040,937	41,440,139	5,229,244	371,554
Telecommunication Services	8,216,909	5,775,377	2,441,532	-
Utilities	2,330,140	2,330,140	-	-
Corporate Bonds	1,250,403	-	-	1,250,403
Money Market Funds	59,593,581	59,593,581	-	-
Total Investments in Securities:	$ 884,942,000	$ 613,294,328	$ 256,945,722	$ 14,701,950

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 122,144,208
Level 2 to Level 1	$ 85,883
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 9,679,242
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	2,490,132
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 12,169,374
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2013	$ 2,490,132
Other Investments in Securities
Beginning Balance	$ 7,428,398
Total Realized Gain (Loss)	2,725,800
Total Unrealized Gain (Loss)	(2,857,273)
Cost of Purchases	-
Proceeds of Sales	(4,867,500)
Amortization/Accretion	-
Transfers in to Level 3	436,797
Transfers out of Level 3	(333,646)
Ending Balance	$ 2,532,576
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2013	$ (618,223)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013

Assets
Investment in securities, at value (including securities loaned of $29,690,492) - See accompanying schedule: Unaffiliated issuers (cost $656,057,488)	$ 813,179,060
Fidelity Central Funds (cost $59,593,581)	59,593,581
Other affiliated issuers (cost $6,412,286)	12,169,359
Total Investments (cost $722,063,355)		$ 884,942,000
Cash		7,941
Foreign currency held at value (cost $186,835)		186,920
Receivable for investments sold		5,196,536
Receivable for fund shares sold		6,750,552
Dividends receivable		2,358,682
Interest receivable		106,542
Distributions receivable from Fidelity Central Funds		92,674
Prepaid expenses		446
Receivable from investment adviser for expense reductions		6,101
Other receivables		81,750
Total assets		899,730,144

Liabilities
Payable for investments purchased	$ 3,730,275
Payable for fund shares redeemed	3,025,315
Accrued management fee	696,848
Distribution and service plan fees payable	15,398
Other affiliated payables	209,578
Other payables and accrued expenses	109,574
Collateral on securities loaned, at value	31,635,876
Total liabilities		39,422,864

Net Assets		$ 860,307,280
Net Assets consist of:
Paid in capital		$ 773,878,465
Undistributed net investment income		1,520,460
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(77,942,220)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		162,850,575
Net Assets		$ 860,307,280

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($17,054,535 ÷ 731,379 shares)	$ 23.32

Maximum offering price per share (100/94.25 of $23.32)	$ 24.74
Class T: Net Asset Value and redemption price per share ($10,625,248 ÷ 457,909 shares)	$ 23.20

Maximum offering price per share (100/96.50 of $23.20)	$ 24.04
Class B: Net Asset Value and offering price per share ($761,551 ÷ 33,125 shares)A	$ 22.99

Class C: Net Asset Value and offering price per share ($9,053,645 ÷ 396,686 shares)A	$ 22.82

International Small Cap: Net Asset Value, offering price and redemption price per share ($811,581,058 ÷ 34,424,152 shares)	$ 23.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($11,231,243 ÷ 476,559 shares)	$ 23.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2013

Investment Income
Dividends (including $380,584 earned from other affiliated issuers)		$ 6,786,240
Interest		80,896
Income from Fidelity Central Funds		348,350
Income before foreign taxes withheld		7,215,486
Less foreign taxes withheld		(348,119)
Total income		6,867,367

Expenses
Management fee Basic fee	$ 3,278,625
Performance adjustment	323,966
Transfer agent fees	1,039,569
Distribution and service plan fees	83,683
Accounting and security lending fees	188,816
Custodian fees and expenses	121,959
Independent trustees' compensation	2,394
Registration fees	44,201
Audit	77,085
Legal	1,456
Miscellaneous	2,879
Total expenses before reductions	5,164,633
Expense reductions	(76,174)	5,088,459
Net investment income (loss)		1,778,908
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,334,479
Foreign currency transactions	(172,331)
Total net realized gain (loss)		29,162,148
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $185,408)	115,777,900
Assets and liabilities in foreign currencies	(5,108)
Total change in net unrealized appreciation (depreciation)		115,772,792
Net gain (loss)		144,934,940
Net increase (decrease) in net assets resulting from operations		$ 146,713,848

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,778,908	$ 4,511,101
Net realized gain (loss)	29,162,148	(4,142,955)
Change in net unrealized appreciation (depreciation)	115,772,792	42,574,576
Net increase (decrease) in net assets resulting from operations	146,713,848	42,942,722
Distributions to shareholders from net investment income	(4,769,550)	(8,016,423)
Distributions to shareholders from net realized gain	(11,754,787)	(12,577,679)
Total distributions	(16,524,337)	(20,594,102)
Share transactions - net increase (decrease)	(3,163,650)	(204,187,386)
Redemption fees	33,419	102,611
Total increase (decrease) in net assets	127,059,280	(181,736,155)

Net Assets
Beginning of period	733,248,000	914,984,155
End of period (including undistributed net investment income of $1,520,460 and undistributed net investment income of $4,511,102, respectively)	$ 860,307,280	$ 733,248,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.74	$ 18.97	$ 20.42	$ 17.28	$ 11.91	$ 31.14
Income from Investment Operations
Net investment income (loss) E	.02	.06	.10	.03	.06	- J
Net realized and unrealized gain (loss)	3.96	1.09	(.88)	3.51	5.31	(14.03)
Total from investment operations	3.98	1.15	(.78)	3.54	5.37	(14.03)
Distributions from net investment income	(.07)	(.11)	(.02)	(.06)	-	(.03)
Distributions from net realized gain	(.33)	(.27)	(.66)	(.34)	-	(5.18)
Total distributions	(.40)	(.38)	(.68)	(.40)	-	(5.20) K
Redemption fees added to paid in capital E	- J	- J	.01	- J	- J	- J
Net asset value, end of period	$ 23.32	$ 19.74	$ 18.97	$ 20.42	$ 17.28	$ 11.91
Total Return B, C, D	20.57%	6.28%	(4.00)%	20.85%	45.09%	(53.35)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.60% A	1.63%	1.56%	1.71%	1.75%	1.82%
Expenses net of fee waivers, if any	1.60% A	1.63%	1.55%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.58% A	1.60%	1.54%	1.63%	1.62%	1.60%
Net investment income (loss)	.21% A	.32%	.49%	.16%	.41%	-% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,055	$ 14,125	$ 17,185	$ 19,720	$ 17,590	$ 13,561
Portfolio turnover rate G	55% A	68%	47%	66%	81%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $5.20 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $5.176 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.59	$ 18.80	$ 20.23	$ 17.14	$ 11.84	$ 30.96
Income from Investment Operations
Net investment income (loss) E	(.01)	.01	.05	(.02)	.02	(.05)
Net realized and unrealized gain (loss)	3.94	1.08	(.86)	3.47	5.28	(13.95)
Total from investment operations	3.93	1.09	(.81)	3.45	5.30	(14.00)
Distributions from net investment income	-	(.03)	-	(.02)	-	-
Distributions from net realized gain	(.32)	(.27)	(.63)	(.34)	-	(5.12)
Total distributions	(.32)	(.30)	(.63)	(.36)	-	(5.12)
Redemption fees added to paid in capital E	- I	- I	.01	- I	- I	- I
Net asset value, end of period	$ 23.20	$ 19.59	$ 18.80	$ 20.23	$ 17.14	$ 11.84
Total Return B, C, D	20.39%	5.97%	(4.18)%	20.46%	44.76%	(53.46)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.86% A	1.88%	1.82%	1.97%	2.00%	2.07%
Expenses net of fee waivers, if any	1.86% A	1.88%	1.81%	1.90%	1.90%	1.90%
Expenses net of all reductions	1.84% A	1.85%	1.79%	1.88%	1.86%	1.86%
Net investment income (loss)	(.05)% A	.07%	.24%	(.09)%	.16%	(.25)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,625	$ 9,262	$ 13,744	$ 16,092	$ 15,760	$ 13,493
Portfolio turnover rate G	55% A	68%	47%	66%	81%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30,	Years ended October 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.22	$ 18.38	$ 19.79	$ 16.78	$ 11.65	$ 30.49
Income from Investment Operations
Net investment income (loss) E	(.06)	(.08)	(.05)	(.10)	(.04)	(.16)
Net realized and unrealized gain (loss)	3.91	1.07	(.85)	3.39	5.17	(13.73)
Total from investment operations	3.85	.99	(.90)	3.29	5.13	(13.89)
Distributions from net realized gain	(.08)	(.15)	(.52)	(.28)	-	(4.95)
Redemption fees added to paid in capital E	- I	- I	.01	- I	- I	- I
Net asset value, end of period	$ 22.99	$ 19.22	$ 18.38	$ 19.79	$ 16.78	$ 11.65
Total Return B, C, D	20.10%	5.45%	(4.68)%	19.90%	44.03%	(53.68)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.35% A	2.38%	2.32%	2.47%	2.49%	2.58%
Expenses net of fee waivers, if any	2.35% A	2.38%	2.30%	2.40%	2.40%	2.40%
Expenses net of all reductions	2.33% A	2.35%	2.29%	2.38%	2.36%	2.36%
Net investment income (loss)	(.54)% A	(.43)%	(.26)%	(.59)%	(.33)%	(.75)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 762	$ 790	$ 2,067	$ 3,457	$ 3,601	$ 3,230
Portfolio turnover rate G	55% A	68%	47%	66%	81%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.18	$ 18.38	$ 19.85	$ 16.85	$ 11.70	$ 30.62
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08)	(.04)	(.10)	(.04)	(.16)
Net realized and unrealized gain (loss)	3.87	1.07	(.85)	3.40	5.19	(13.78)
Total from investment operations	3.82	.99	(.89)	3.30	5.15	(13.94)
Distributions from net realized gain	(.18)	(.19)	(.59)	(.30)	-	(4.98)
Redemption fees added to paid in capital E	- I	- I	.01	- I	- I	- I
Net asset value, end of period	$ 22.82	$ 19.18	$ 18.38	$ 19.85	$ 16.85	$ 11.70
Total Return B, C, D	20.10%	5.46%	(4.64)%	19.86%	44.02%	(53.67)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.34% A	2.38%	2.27%	2.42%	2.49%	2.57%
Expenses net of fee waivers, if any	2.34% A	2.38%	2.26%	2.40%	2.40%	2.40%
Expenses net of all reductions	2.32% A	2.35%	2.24%	2.37%	2.36%	2.36%
Net investment income (loss)	(.53)% A	(.43)%	(.21)%	(.59)%	(.33)%	(.76)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,054	$ 6,799	$ 9,545	$ 13,501	$ 5,814	$ 5,658
Portfolio turnover rate G	55% A	68%	47%	66%	81%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap

	Six months ended April 30,	Years ended October 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.99	$ 19.23	$ 20.66	$ 17.48	$ 12.03	$ 31.44
Income from Investment Operations
Net investment income (loss) D	.05	.11	.17	.07	.08	.03
Net realized and unrealized gain (loss)	4.00	1.10	(.89)	3.53	5.37	(14.14)
Total from investment operations	4.05	1.21	(.72)	3.60	5.45	(14.11)
Distributions from net investment income	(.14)	(.18)	(.06)	(.08)	-	(.12)
Distributions from net realized gain	(.33)	(.27)	(.66)	(.34)	-	(5.18)
Total distributions	(.46) I	(.45)	(.72)	(.42)	-	(5.30)
Redemption fees added to paid in capital D	- H	- H	.01	- H	- H	- H
Net asset value, end of period	$ 23.58	$ 19.99	$ 19.23	$ 20.66	$ 17.48	$ 12.03
Total Return B, C	20.73%	6.55%	(3.65)%	21.02%	45.30%	(53.25)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.32% A	1.35%	1.26%	1.44%	1.48%	1.49%
Expenses net of fee waivers, if any	1.32% A	1.35%	1.25%	1.44%	1.48%	1.49%
Expenses net of all reductions	1.31% A	1.33%	1.23%	1.42%	1.44%	1.44%
Net investment income (loss)	.49% A	.59%	.80%	.37%	.58%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 811,581	$ 692,769	$ 856,692	$ 808,478	$ 669,035	$ 536,291
Portfolio turnover rate F	55% A	68%	47%	66%	81%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.46 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.327 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 20.00	$ 19.24	$ 20.66	$ 17.47	$ 12.01	$ 31.38
Income from Investment Operations
Net investment income (loss) D	.06	.13	.18	.09	.09	.05
Net realized and unrealized gain (loss)	4.00	1.10	(.89)	3.53	5.37	(14.12)
Total from investment operations	4.06	1.23	(.71)	3.62	5.46	(14.07)
Distributions from net investment income	(.16)	(.20)	(.06)	(.09)	-	(.12)
Distributions from net realized gain	(.33)	(.27)	(.66)	(.34)	-	(5.18)
Total distributions	(.49)	(.47)	(.72)	(.43)	-	(5.30)
Redemption fees added to paid in capital D	- H	- H	.01	- H	- H	- H
Net asset value, end of period	$ 23.57	$ 20.00	$ 19.24	$ 20.66	$ 17.47	$ 12.01
Total Return B, C	20.79%	6.65%	(3.62)%	21.15%	45.46%	(53.22)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.22% A	1.25%	1.22%	1.34%	1.45%	1.49%
Expenses net of fee waivers, if any	1.22% A	1.25%	1.21%	1.34%	1.40%	1.40%
Expenses net of all reductions	1.20% A	1.22%	1.19%	1.31%	1.37%	1.35%
Net investment income (loss)	.59% A	.70%	.84%	.47%	.66%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,231	$ 9,503	$ 15,752	$ 8,231	$ 2,696	$ 2,217
Portfolio turnover rate F	55% A	68%	47%	66%	81%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013

1. Organization.

Fidelity® International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Small Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 04/30/13	Valuation Technique(s)	Unobservable Input	Amount or Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Common Stock	$ 13,451,547	Tender offer	Offered quote	$0.53	Increase
		Adjusted book value	Book value multiple	1.0	Increase
		Expected distribution	Recovery rate	0.0%	Increase
		Market comparable	Transaction price	$0.06	Increase
			Discount for lack of marketability	20%-30%/28.1%	Decrease
			EV/NOPAT multiple	12.3	Increase
Convertible Bond	$ 1,250,403	Market comparable	Transaction price	$6.03	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 226,187,262
Gross unrealized depreciation	(80,632,684)
Net unrealized appreciation (depreciation) on securities and other investments	$ 145,554,578

Tax cost	$ 739,387,422

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fiscal year of expiration
2017	$ (65,361,612)
No expiration
Short-term	(13,191,063)
Long-term	(4,350,951)
Total no expiration	(17,542,014)
Total capital loss carryforward	$ (82,903,626)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $205,935,466 and $232,184,561, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .94% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 18,840	$ 554
Class T	.25%	.25%	23,730	216
Class B	.75%	.25%	3,848	2,895
Class C	.75%	.25%	37,265	4,481
			$ 83,683	$ 8,146

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,289
Class T	996
Class B*	104
Class C*	1,039
$ 6,428

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 22,523.30
Class T	14,498.31
Class B	1,153.30
Class C	10,806.29
International Small Cap	981,979.27
Institutional Class	8,610.17
	$ 1,039,569

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $510 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $982 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a

Semiannual Report

7. Security Lending - continued

broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $185,040. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $328,763, including $2,123 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $70,073 for the period.

In addition, FMR reimbursed a portion of Fund's operating expenses during the period in the amount of $6,101.

Semiannual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 53,369	$ 98,060
Class T	-	18,440
International Small Cap	4,638,246	7,747,338
Institutional Class	77,935	152,585
Total	$ 4,769,550	$ 8,016,423
From net realized gain
Class A	$ 235,834	$ 246,964
Class T	146,972	172,958
Class B	3,106	15,448
Class C	61,233	91,928
International Small Cap	11,152,248	11,838,630
Institutional Class	155,394	211,751
Total	$ 11,754,787	$ 12,577,679

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	135,641	190,464	$ 2,870,850	$ 3,581,689
Reinvestment of distributions	13,843	18,159	269,801	323,949
Shares redeemed	(133,519)	(398,912)	(2,800,345)	(7,484,565)
Net increase (decrease)	15,965	(190,289)	$ 340,306	$ (3,578,927)
Class T
Shares sold	35,642	67,193	$ 751,127	$ 1,245,760
Reinvestment of distributions	7,380	10,478	143,239	185,991
Shares redeemed	(57,833)	(336,074)	(1,173,160)	(6,220,818)
Net increase (decrease)	(14,811)	(258,403)	$ (278,794)	$ (4,789,067)
Class B
Shares sold	622	1,171	$ 13,496	$ 21,568
Reinvestment of distributions	157	825	3,023	14,430
Shares redeemed	(8,751)	(73,396)	(181,722)	(1,354,968)
Net increase (decrease)	(7,972)	(71,400)	$ (165,203)	$ (1,318,970)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class C
Shares sold	98,788	95,047	$ 2,048,146	$ 1,772,779
Reinvestment of distributions	2,855	4,830	54,609	84,289
Shares redeemed	(59,366)	(264,717)	(1,194,461)	(4,745,500)
Net increase (decrease)	42,277	(164,840)	$ 908,294	$ (2,888,432)
International Small Cap
Shares sold	3,444,930	4,700,621	$ 74,493,350	$ 88,441,440
Reinvestment of distributions	770,505	1,033,828	15,163,539	18,629,579
Shares redeemed	(4,445,006)	(15,631,544)	(93,570,966)	(292,428,231)
Net increase (decrease)	(229,571)	(9,897,095)	$ (3,914,077)	$ (185,357,212)
Institutional Class
Shares sold	194,559	199,584	$ 3,984,984	$ 3,790,776
Reinvestment of distributions	8,409	15,793	165,323	284,438
Shares redeemed	(201,526)	(559,093)	(4,204,483)	(10,329,992)
Net increase (decrease)	1,442	(343,716)	$ (54,176)	$ (6,254,778)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 15% of the total outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity International Small Cap Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity International Small Cap Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2013, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2013 and for the year ended October 31, 2012, and the financial highlights for the six months ended April 30, 2013 and for each of the five years in the period ended October 31, 2012. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity International Small Cap Fund as of April 30, 2013, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2013 and for the year ended October 31, 2012, and the financial highlights for the six months ended April 30, 2013 and for each of the five years in the period ended October 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 17, 2013

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK)
Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ISC-USAN-0613
1.800661.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Small Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Class A, Class T, Class B, and
Class C are classes of Fidelity®
International Small Cap Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.60%
Actual		$ 1,000.00	$ 1,205.70	$ 8.75
HypotheticalA		$ 1,000.00	$ 1,016.86	$ 8.00
Class T	1.86%
Actual		$ 1,000.00	$ 1,203.90	$ 10.16
HypotheticalA		$ 1,000.00	$ 1,015.57	$ 9.30
Class B	2.35%
Actual		$ 1,000.00	$ 1,201.00	$ 12.82
HypotheticalA		$ 1,000.00	$ 1,013.14	$ 11.73
Class C	2.34%
Actual		$ 1,000.00	$ 1,201.00	$ 12.77
HypotheticalA		$ 1,000.00	$ 1,013.19	$ 11.68
International Small Cap	1.32%
Actual		$ 1,000.00	$ 1,207.30	$ 7.22
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.61
Institutional Class	1.22%
Actual		$ 1,000.00	$ 1,207.90	$ 6.68
HypotheticalA		$ 1,000.00	$ 1,018.74	$ 6.11

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
Japan 29.9%
United Kingdom 18.9%
Germany 7.6%
Australia 4.7%
United States of America 4.1%
Cayman Islands 3.4%
France 3.3%
Luxembourg 2.7%
Singapore 2.6%
Other 22.8%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
Japan 26.4%
United Kingdom 20.6%
Germany 7.6%
Australia 6.0%
France 4.2%
United States of America 3.8%
Cayman Islands 3.4%
Singapore 2.9%
Ireland 2.6%
Other 22.5%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	95.8	96.2
Bonds	0.2	0.2
Short-Term Investments and Net Other Assets (Liabilities)	4.0	3.6
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
ORIX Corp. (Japan, Diversified Financial Services)	2.2	1.8
Pigeon Corp. (Japan, Household Products)	2.0	1.8
Kakaku.com, Inc. (Japan, Internet Software & Services)	1.6	1.6
Tokyo Tatemono Co. Ltd. (Japan, Real Estate Management & Development)	1.5	0.0
Eurofins Scientific SA (Luxembourg, Life Sciences Tools & Services)	1.4	1.3
Pertama Holdings Ltd. (Singapore, Specialty Retail)	1.4	1.3
Playtech Ltd. (Isle of Man, Software)	1.3	1.0
International Personal Finance PLC (United Kingdom, Consumer Finance)	1.2	1.0
Ted Baker PLC (United Kingdom, Textiles, Apparel & Luxury Goods)	1.1	1.0
ASOS PLC (United Kingdom, Internet & Catalog Retail)	1.1	0.9
	14.8
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.0	19.5
Financials	17.8	11.9
Information Technology	16.1	19.5
Industrials	14.8	13.4
Health Care	8.6	9.7
Materials	5.4	10.3
Energy	5.2	7.3
Consumer Staples	3.8	3.9
Telecommunication Services	1.0	0.6
Utilities	0.3	0.3

Semiannual Report

Investments April 30, 2013

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
Australia - 4.7%
Acrux Ltd.	381,062	$ 1,595,990
Alkane Resources Ltd. (a)	911,891	519,947
Ausgold Ltd. (a)	1,195,693	44,625
Austal Ltd. (a)	2,072,224	1,428,603
Base Resources Ltd. (a)	625,103	213,855
Beach Energy Ltd.	1,195,484	1,685,527
Berkeley Resources Ltd. (a)	1,041,054	350,760
Boart Longyear Ltd.	491,744	486,850
Carsales.com Ltd.	280,978	2,816,773
Challenger Ltd.	373,624	1,626,811
Clinuvel Pharmaceuticals Ltd. (a)(d)	213,668	409,793
Dart Energy Ltd. (a)(d)	6,213,186	386,473
Goodman Group unit	202,411	1,093,264
iiNet Ltd.	133,255	852,357
Iluka Resources Ltd. (d)	80,327	745,311
Independence Group NL	217,217	743,123
iProperty Group Ltd. (a)	601,773	524,041
Karoon Gas Australia Ltd. (a)	384,561	1,666,459
Maverick Drilling & Exploration Ltd. (a)(d)	868,075	571,458
McMillan Shakespeare Ltd.	51,160	809,353
Mesoblast Ltd. (a)(d)	160,255	976,882
Mineral Deposits Ltd. (a)	389,060	1,210,015
Monto Minerals Ltd. (a)	273,551	1,702
Navitas Ltd.	273,638	1,534,712
Prairie Downs Metals Ltd. (a)	727,690	271,583
QRxPharma Ltd. (a)	108,293	120,687
Ramsay Health Care Ltd.	10,050	333,299
realestate.com.au Ltd.	36,009	1,161,353
SAI Global Ltd.	288,264	1,054,917
SEEK Ltd.	442,376	5,127,273
Sierra Mining Ltd. (a)	2,406,178	498,897
Silver Lake Resources Ltd. (a)	338,920	368,926
Sino Gas & Energy Ltd. (a)	16,282,568	2,278,819
SomnoMed Ltd. (a)	531,849	496,231
Spark Infrastructure Group unit	1,255,671	2,330,140
Starpharma Holdings Ltd. (a)	869,513	878,889
Tiger Resources Ltd. (a)	11,335,520	2,820,368
Tissue Therapies Ltd. (a)	819,448	106,190
Troy Resources NL (d)	289,032	560,326
TOTAL AUSTRALIA		40,702,582
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - 1.7%
Informa PLC	854,423	$ 6,344,102
LXB Retail Properties PLC (a)	1,387,800	2,495,268
Regus PLC	2,380,000	6,055,642
TOTAL BAILIWICK OF JERSEY		14,895,012
Belgium - 0.7%
EVS Broadcast Equipment SA	92,900	6,300,750
Bermuda - 2.5%
Asia Satellite Telecommunications Holdings Ltd.	271,000	1,065,121
Biosensors International Group Ltd. (a)	1,285,000	1,251,928
China Animal Healthcare Ltd.	2,129,000	501,267
China Singyes Solar Tech Holdings Ltd.	981,600	851,294
Digital China Holdings Ltd. (H Shares)	236,000	297,427
I.T Ltd.	1,552,000	567,989
Imagi International Holdings Ltd. (a)	26,792,000	293,463
Luk Fook Holdings International Ltd.	612,000	1,735,018
Oakley Capital Investments Ltd. (a)	1,518,300	3,685,080
Paul Y. Engineering Group Ltd.	4,104,000	412,507
PAX Global Technology Ltd. (a)	1,769,000	364,735
Petra Diamonds Ltd. (a)	2,355,156	4,024,220
REXLot Holdings Ltd.	10,075,000	830,912
Vostok Nafta Investment Ltd. SDR	818,000	4,064,095
Vtech Holdings Ltd.	102,700	1,310,194
TOTAL BERMUDA		21,255,250
British Virgin Islands - 0.4%
Kalahari Energy (a)(g)	1,451,000	15
Mail.Ru Group Ltd.:
GDR (f)	112,800	3,045,600
GDR (Reg. S)	12,700	342,900
TOTAL BRITISH VIRGIN ISLANDS		3,388,515
Canada - 0.6%
Africa Oil Corp. (a)	81,500	495,901
Africa Oil Corp. (Sweden) (a)	184,600	1,096,597
AirSea Lines (a)(g)	1,893,338	25
Asanko Gold, Inc. (a)	389,100	984,868
Mood Media Corp. (a)	175,300	161,823
Mood Media Corp. (United Kingdom) (a)	1,139,822	1,150,853
Rock Well Petroleum, Inc. (a)(g)	770,400	8
Teranga Gold Corp. (a)(d)	1,110,399	969,925
TOTAL CANADA		4,860,000
Common Stocks - continued
	Shares	Value
Cayman Islands - 3.4%
21Vianet Group, Inc. ADR (a)(d)	42,300	$ 382,392
3SBio, Inc. sponsored ADR (a)	39,000	643,890
51job, Inc. sponsored ADR (a)	19,200	1,105,920
AirMedia Group, Inc. ADR (a)	272,500	449,625
Airtac International Group	85,000	451,085
AMVIG Holdings Ltd.	764,000	295,355
AutoNavi Holdings Ltd. ADR (a)	34,300	375,585
Baidu.com, Inc. sponsored ADR (a)	4,700	403,495
Bitauto Holdings Ltd. ADR (a)	115,100	1,308,687
Changshouhua Food Co. Ltd.	872,000	573,082
China Automation Group Ltd.	1,872,000	419,744
China High Precision Automation Group Ltd.	712,000	89,549
China Lodging Group Ltd. ADR (a)	26,500	403,860
China Medical System Holdings Ltd.	1,204,000	1,180,704
China Metal International Holdings, Inc.	2,522,000	640,238
China Metal Recycling (Holdings) Ltd.	436,800	371,554
China Outfitters Holdings Ltd. (a)	1,888,000	316,283
China Tianyi Holdings Ltd.	2,492,000	321,128
CNinsure, Inc. ADR (a)	31,900	201,608
Convenience Retail Asia Ltd.	700,000	494,320
EVA Precision Industrial Holdings Ltd.	5,504,000	950,415
Fook Woo Group Holdings Ltd. (a)	2,055,000	155,976
Greatview Aseptic Pack Co. Ltd.	1,196,000	715,120
Haitian International Holdings Ltd.	338,000	578,422
Hop Hing Group Holdings Ltd. (a)	7,392,000	295,293
Hutchison China Meditech Ltd. (a)	77,117	696,577
Kingdee International Software Group Co. Ltd. (a)	1,178,400	194,371
KongZhong Corp. sponsored ADR (a)	56,200	337,200
Lee's Pharmaceutical Holdings Ltd.	1,085,000	732,640
Marwyn Value Investors II Ltd. (a)	1,875,100	4,339,903
Ming Fai International Holdings Ltd. (a)	9,133,000	988,605
Pactera Technology International Ltd. ADR	45,700	232,613
Perfect World Co. Ltd. sponsored ADR Class B	34,900	418,102
Royale Furniture Holdings Ltd.	10,111,437	820,887
Shenguan Holdings Group Ltd.	3,154,000	1,601,356
SINA Corp. (a)	6,100	343,552
Sino Prosper State Gold Resources Holdings, Ltd. (a)	7,495,000	173,850
SITC International Holdings Co. Ltd.	1,779,000	653,357
Sitoy Group Holdings Ltd.	727,000	329,767
SouFun Holdings Ltd. ADR (d)	51,000	1,305,090
VST Holdings Ltd.	1,858,000	498,011
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	42,300	806,661
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Xinyi Glass Holdings Ltd.	1,308,000	$ 895,019
Yip's Chemical Holdings Ltd.	592,000	644,627
TOTAL CAYMAN ISLANDS		29,135,518
China - 0.0%
NQ Mobile, Inc. ADR (a)(d)	33,300	287,379
France - 3.3%
Altamir Amboise	491,908	5,785,017
ALTEN	118,100	4,255,350
Altran Technologies SA (a)(d)	319,800	2,518,540
Audika SA	113,900	1,159,505
Ipsos SA	124,772	4,181,905
Sartorius Stedim Biotech	51,600	7,311,917
Sopra Group SA	39,300	3,025,146
TOTAL FRANCE		28,237,380
Germany - 7.6%
Bertrandt AG	51,800	5,958,161
Brenntag AG	40,600	6,921,455
CENTROTEC Sustainable AG	281,485	5,831,137
CTS Eventim AG	193,820	7,485,243
GFK AG	142,601	8,137,304
Lanxess AG	70,485	5,133,235
MTU Aero Engines Holdings AG (d)	67,300	6,367,232
Rational AG	15,520	4,812,378
RIB Software AG	257,700	1,347,331
United Internet AG	200,152	5,487,947
Wirecard AG	289,100	7,755,475
TOTAL GERMANY		65,236,898
Hong Kong - 0.5%
Guotai Junan International Holdings Ltd.	1,331,000	560,862
Magnificent Estates Ltd.	25,682,000	1,489,262
Singamas Container Holdings Ltd.	3,164,000	774,676
Techtronic Industries Co. Ltd.	382,000	912,647
YGM Trading Ltd.	152,000	436,796
TOTAL HONG KONG		4,174,243
Iceland - 0.4%
Ossur hf	2,297,400	3,124,831
India - 0.9%
Ahluwalia Contracts (India) Ltd. (a)	230,314	125,056
Common Stocks - continued
	Shares	Value
India - continued
Britannia Industries Ltd. (a)	31,695	$ 342,337
Educomp Solutions Ltd.	44,518	53,403
Financial Technologies India Ltd.	23,352	351,552
Geodesic Ltd.	256,340	44,168
MT Educare Ltd.	146,984	253,119
Page Industries Ltd.	87,661	5,864,967
Shriram City Union Finance Ltd.	17,306	331,066
Thangamayil Jewellery Ltd.	173,245	606,688
WABCO India Ltd.	10,191	256,298
TOTAL INDIA		8,228,654
Indonesia - 0.9%
PT Clipan Finance Indonesia Tbk	13,895,400	635,993
PT Clipan Finance Indonesia Tbk warrants 10/7/14 (a)	2,275,700	15,916
PT Mayora Indah Tbk	352,000	1,087,948
PT Media Nusantara Citra Tbk	5,326,000	1,711,876
PT Mitra Adiperkasa Tbk	588,000	498,945
PT MNC Sky Vision Tbk	1,805,500	441,044
PT Nippon Indosari Corpindo Tbk	812,500	643,480
PT Pembangunan Perumahan Persero Tbk	4,982,500	727,707
PT Tiga Pilar Sejahtera Food Tbk	7,002,000	893,028
PT Tower Bersama Infrastructure Tbk (a)	1,383,000	803,696
TOTAL INDONESIA		7,459,633
Ireland - 2.0%
Glanbia PLC	163,500	2,185,511
Kenmare Resources PLC (a)	11,137,400	4,579,384
Paddy Power PLC (Ireland)	88,784	7,477,295
Petroceltic International PLC (a)	27,183,700	2,723,564
TOTAL IRELAND		16,965,754
Isle of Man - 2.5%
Exillon Energy PLC (a)	1,067,800	2,562,641
IBS Group Holding Ltd. GDR (Reg. S)	336,400	7,619,978
Playtech Ltd.	1,177,209	11,209,426
TOTAL ISLE OF MAN		21,392,045
Israel - 0.1%
Sarin Technologies Ltd.	957,750	1,080,842
Italy - 2.1%
Brunello Cucinelli SpA (d)	120,685	2,584,301
Prysmian SpA (d)	209,700	4,233,600
Common Stocks - continued
	Shares	Value
Italy - continued
Salvatore Ferragamo Italia SpA	244,915	$ 7,312,000
YOOX SpA (a)(d)	236,800	4,447,035
TOTAL ITALY		18,576,936
Japan - 29.9%
ACOM Co. Ltd. (a)(d)	32,820	1,344,745
AEON Financial Service Co. Ltd. (d)	232,100	6,958,590
AEON Mall Co. Ltd.	45,300	1,458,469
Amada Co. Ltd.	390,000	3,129,461
ARNEST ONE Corp.	39,400	904,146
Asahi Holdings, Inc.	55,500	1,123,558
CAC Corp.	44,800	466,167
Casio Computer Co. Ltd.	339,700	2,814,519
Chiyoda Co. Ltd.	49,000	1,414,585
Daiken Medical Co. Ltd.	8,500	379,080
Dainippon Screen Manufacturing Co. Ltd.	298,000	1,537,034
Daiwa Industries Ltd.	38,000	238,306
East Japan Railway Co.	14,300	1,207,160
en-japan, Inc.	335	560,717
Enigmo, Inc.	29,700	4,524,700
ESPEC Corp.	4,400	36,573
Fields Corp.	72,300	1,466,264
FJ Next Co. Ltd.	38,400	484,202
Fuji Corp.	44,900	1,033,651
Fuji Media Holdings, Inc.	585	1,271,516
GOLDWIN, Inc.	129,000	746,040
H.I.S. Co. Ltd.	600	25,879
Hajime Construction Co. Ltd.	75,000	4,899,764
Heiwa Corp.	120,500	2,501,520
Higashi Nihon House Co. Ltd.	481,000	4,178,675
Hitachi Transport System Ltd.	80,700	1,282,899
Honda Motor Co. Ltd.	105,800	4,221,680
Hoshizaki Electric Co. Ltd.	140,300	4,672,820
Hulic Co. Ltd.	160,900	1,789,377
Iida Home Max Co. Ltd.	118,900	2,280,685
Iino Kaiun Kaisha Ltd.	225,000	1,565,669
ITC Networks Corp.	35,700	323,151
Iwatsuka Confectionary Co. Ltd.	11,600	550,353
Izutsuya Co. Ltd. (a)	205,000	230,070
JAFCO Co. Ltd.	53,500	2,591,109
Japan Petroleum Exploration Co. Ltd.	28,200	1,119,758
JFE Holdings, Inc.	24,000	521,086
Common Stocks - continued
	Shares	Value
Japan - continued
JSP Corp.	22,100	$ 323,126
K'S Denki Corp. (d)	53,600	1,889,581
kabu.com Securities Co. Ltd.	136,700	1,001,753
Kakaku.com, Inc.	540,600	13,975,563
Kao Corp.	100	3,458
KAWAI Musical Instruments Manufacturing Co. Ltd.	703,000	1,287,116
Kobe Bussan Co. Ltd.	19,800	464,459
Koshidaka Holdings Co. Ltd.	32,100	1,145,986
Kotobuki Spirits Co. Ltd.	800	10,386
Kubota Corp.	171,000	2,456,196
Mazda Motor Corp. (a)	959,000	3,285,955
Mitsubishi UFJ Financial Group, Inc.	263,200	1,785,771
Mitsui-Soko Co. Ltd.	54,000	368,128
MS&AD Insurance Group Holdings, Inc.	79,200	2,124,990
Nichias Corp.	437,000	2,670,557
Nihon Nohyaku Co. Ltd.	230,000	2,187,858
Nikkiso Co. Ltd.	501,000	7,099,838
Nippon Electric Glass Co. Ltd.	332,000	1,694,598
Nippon Seiki Co. Ltd.	33,000	435,586
Nippon Shinyaku Co. Ltd.	162,000	2,516,467
Nissan Motor Co. Ltd.	567,900	5,924,507
Nitta Corp.	153,100	3,430,565
Nomura Real Estate Holdings, Inc.	162,700	4,374,000
NSD Co. Ltd.	24,900	283,740
NTT DoCoMo, Inc.	546	904,120
Olympus Corp. (a)	122,800	3,083,235
ORIX Corp.	1,216,700	18,669,416
Pal Co. Ltd.	70,500	2,344,530
Parco Co. Ltd.	6,500	85,211
Pigeon Corp.	198,400	17,068,200
Pressance Corp.	19,900	844,508
Rakuten, Inc.	598,500	6,383,812
Rohto Pharmaceutical Co. Ltd.	137,000	1,919,061
Round One Corp.	110,900	929,553
Ryohin Keikaku Co. Ltd.	56,600	5,345,175
Sakata INX Corp.	41,000	289,749
Sawada Holdings Co. Ltd.	242,500	2,931,838
Sega Sammy Holdings, Inc.	233,100	6,124,364
SHIMANO, Inc.	100	8,710
Shinko Kogyo Co. Ltd.	239,200	2,272,722
Shinko Shoji Co. Ltd.	2,800	27,223
Shinsei Bank Ltd.	507,000	1,422,998
Common Stocks - continued
	Shares	Value
Japan - continued
Shinwa Art Auction Co. Ltd.	10	$ 8,107
Softbank Corp.	31,000	1,537,412
Sosei Group Corp. (a)(d)	157,100	9,252,743
Sourcenext Corp. (a)	99,100	829,560
Stanley Electric Co. Ltd.	314,900	6,039,645
Sugi Holdings Co. Ltd.	600	23,028
Sumitomo Mitsui Trust Holdings, Inc.	720,000	3,618,366
Sysmex Corp.	400	25,796
Takara Leben Co. Ltd.	285,100	5,869,041
Takashimaya Co. Ltd.	108,000	1,276,599
Tokyo Tatemono Co. Ltd.	1,391,000	12,891,843
Tokyotokeiba Co. Ltd.	147,000	765,463
Tokyu Land Corp.	630,000	7,745,894
Topcon Corp. (d)	350,900	3,926,220
Toyo Engineering Corp.	630,000	3,014,666
Uchiyama Holdings Co. Ltd.	37,100	1,216,320
WebCrew, Inc.	26,300	142,553
Yamato Kogyo Co. Ltd.	23,700	783,867
Yamaya Corp.	44,700	730,012
TOTAL JAPAN		256,945,722
Korea (South) - 0.3%
Daou Technology, Inc.	69,200	1,259,483
Korea Plant Service & Engineering Co. Ltd.	7,274	375,714
SBS Contents Hub Co. Ltd.	31,723	424,755
Soulbrain Co. Ltd.	11,656	486,191
TOTAL KOREA (SOUTH)		2,546,143
Luxembourg - 2.7%
AZ Electronic Materials SA	1,087,200	4,808,020
Eurofins Scientific SA	57,299	12,450,887
Grand City Properties SA (a)	795,600	5,731,277
TOTAL LUXEMBOURG		22,990,184
Malaysia - 0.1%
JobStreet Corp. Bhd	1,223,100	1,326,616
Netherlands - 1.4%
Gemalto NV	33,960	2,774,654
Ichor Coal NV (a)	355,000	1,846,693
Yandex NV (a)	281,400	7,243,236
TOTAL NETHERLANDS		11,864,583
Common Stocks - continued
	Shares	Value
Norway - 1.8%
Aker Solutions ASA (d)	357,100	$ 4,985,095
Norwegian Air Shuttle A/S (a)	46,500	2,233,677
Schibsted ASA (B Shares)	118,800	5,160,739
Sevan Drilling ASA (a)(d)	4,776,300	2,816,166
TOTAL NORWAY		15,195,677
Singapore - 2.6%
Amtek Engineering Ltd.	3,304,000	1,381,473
CSE Global Ltd.	1,069,000	733,381
Goodpack Ltd.	1,220,000	1,664,042
Mapletree Industrial (REIT)	1,085,407	1,383,526
OSIM International Ltd.	1,092,000	1,768,726
Pertama Holdings Ltd. (e)	23,060,000	12,169,359
Petra Foods Ltd.	370,000	1,225,623
Sino Grandness Food Industry Group Ltd. (a)	781,000	786,263
Venture Corp. Ltd.	212,000	1,432,037
TOTAL SINGAPORE		22,544,430
South Africa - 0.3%
Blue Label Telecoms Ltd.	3,094,900	2,659,127
Sweden - 0.4%
Avanza Bank Holding AB	162,600	3,581,387
Switzerland - 1.8%
Julius Baer Group Ltd.	113,210	4,509,893
Sika AG (Bearer)	1,610	3,887,341
VZ Holding AG	51,930	7,428,146
TOTAL SWITZERLAND		15,825,380
Taiwan - 0.2%
Merida Industry Co. Ltd.	85,000	518,820
Pacific Hospital Supply Co. Ltd.	114,400	380,170
Taiwan Hon Chuan Enterprise Co. Ltd.	185,000	514,412
Tong Hsing Electronics Industries Ltd.	135,721	598,295
TOTAL TAIWAN		2,011,697
Thailand - 0.5%
Toyo-Thai Corp. PCL	2,200,600	4,123,782
United Kingdom - 18.9%
Amerisur Resources PLC (a)(d)	5,558,724	4,533,188
ASOS PLC (a)	188,176	9,353,702
Avanti Communications Group PLC (a)(d)	659,800	3,054,203
Aveva Group PLC	186,000	6,414,093
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Bond International Software PLC	843,266	$ 864,526
Brammer PLC (d)	1,267,600	7,019,579
Central Asia Metals PLC (d)	1,246,300	2,226,331
Countrywide PLC	757,200	5,478,136
Craneware PLC	791,600	5,195,195
Devro PLC	407,100	2,086,185
esure Group PLC	913,600	4,218,395
Hunting PLC	194,900	2,443,176
IG Group Holdings PLC	719,702	6,020,156
Innovation Group PLC (a)	9,130,200	3,687,423
International Personal Finance PLC	1,298,800	10,289,204
John Wood Group PLC	383,900	4,621,566
Johnson Matthey PLC	106,195	3,998,582
Keronite PLC (a)(g)	13,620,267	212
Moneysupermarket.com Group PLC	2,714,800	8,463,588
Monitise PLC (a)(d)	11,841,415	6,207,928
Mothercare PLC (a)(d)	562,600	2,770,310
NCC Group Ltd.	1,309,890	2,299,231
Ocado Group PLC (a)(d)	2,321,500	6,130,373
Ophir Energy PLC (a)	561,260	3,547,489
Perform Group PLC (a)	620,900	4,995,981
Pureprofile Media PLC (a)(g)	1,108,572	602,700
Regenersis PLC	1,198,700	4,096,401
Rockhopper Exploration PLC (a)	1,054,900	2,240,825
Salamander Energy PLC (a)	632,400	1,794,733
Serco Group PLC	339,746	3,264,099
Silverdell PLC	12,644,400	3,118,037
Sinclair Pharma PLC (a)	7,486,780	3,285,359
Sphere Medical Holding PLC (a)	817,054	812,269
Sthree PLC	1,031,809	5,377,261
Synergy Health PLC	284,953	4,811,407
Ted Baker PLC	462,675	9,731,147
TMO Renewables Ltd. (a)(g)	1,000,000	62,134
Travis Perkins PLC	189,500	4,221,120
Wolfson Microelectronics PLC (a)	939,800	2,996,318
TOTAL UNITED KINGDOM		162,332,562
United States of America - 0.1%
CTC Media, Inc.	4,300	53,707
GI Dynamics, Inc. CDI (a)	834,866	553,924
Mudalla Technology, Inc. (Reg. S) (a)	996,527	15
YOU On Demand Holdings, Inc. (a)	86,974	141,768
Common Stocks - continued
	Shares	Value
United States of America - continued
YOU On Demand Holdings, Inc. (g)	27,500	$ 44,825
YOU On Demand Holdings, Inc. warrants 8/30/17 (a)(g)	27,500	0
TOTAL UNITED STATES OF AMERICA		794,239
TOTAL COMMON STOCKS (Cost $656,878,116)		820,043,751
Nonconvertible Preferred Stocks - 0.5%

Brazil - 0.5%
Alpargatas Sa (PN) (Cost $4,191,658)	608,520	4,054,265
Convertible Bonds - 0.2%
Principal Amount
Canada - 0.2%
Griffiths Energy International, Inc. 12% 9/30/17 (g) (Cost $1,400,000)	$ 1,400,000	1,250,403
Money Market Funds - 6.9%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	27,957,705	27,957,705
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	31,635,876	31,635,876
TOTAL MONEY MARKET FUNDS (Cost $59,593,581)		59,593,581
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $722,063,355)		884,942,000
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(24,634,720)
NET ASSETS - 100%		$ 860,307,280
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,045,600 or 0.4% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,960,322 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AirSea Lines	8/4/06	$ 1,199,182
Griffiths Energy International, Inc. 12% 9/30/17	9/12/12	$ 1,400,000
Kalahari Energy	9/1/06	$ 1,813,750
Keronite PLC	8/16/06	$ 1,548,992
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173,341
Rock Well Petroleum, Inc.	4/13/06	$ 1,004,171
TMO Renewables Ltd.	10/27/05	$ 535,065
YOU On Demand Holdings, Inc.	8/29/12	$ 110,000
YOU On Demand Holdings, Inc. warrants 8/30/17	9/14/12	$ 0
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,587
Fidelity Securities Lending Cash Central Fund	328,763
Total	$ 348,350
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Pertama Holdings Ltd.	$ 9,679,226	$ -	$ -	$ 380,584	$ 12,169,359
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 198,356,450	$ 115,870,157	$ 70,316,919	$ 12,169,374
Consumer Staples	32,374,055	13,524,159	18,849,896	-
Energy	43,766,911	42,647,130	1,119,758	23
Financials	152,333,888	73,475,003	78,858,885	-
Health Care	75,371,766	49,817,092	25,492,540	62,134
Industrials	125,744,871	98,718,792	26,869,866	156,213
Information Technology	138,562,089	110,102,758	27,767,082	692,249
Materials	47,040,937	41,440,139	5,229,244	371,554
Telecommunication Services	8,216,909	5,775,377	2,441,532	-
Utilities	2,330,140	2,330,140	-	-
Corporate Bonds	1,250,403	-	-	1,250,403
Money Market Funds	59,593,581	59,593,581	-	-
Total Investments in Securities:	$ 884,942,000	$ 613,294,328	$ 256,945,722	$ 14,701,950

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 122,144,208
Level 2 to Level 1	$ 85,883
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 9,679,242
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	2,490,132
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 12,169,374
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2013	$ 2,490,132
Other Investments in Securities
Beginning Balance	$ 7,428,398
Total Realized Gain (Loss)	2,725,800
Total Unrealized Gain (Loss)	(2,857,273)
Cost of Purchases	-
Proceeds of Sales	(4,867,500)
Amortization/Accretion	-
Transfers in to Level 3	436,797
Transfers out of Level 3	(333,646)
Ending Balance	$ 2,532,576
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2013	$ (618,223)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013

Assets
Investment in securities, at value (including securities loaned of $29,690,492) - See accompanying schedule: Unaffiliated issuers (cost $656,057,488)	$ 813,179,060
Fidelity Central Funds (cost $59,593,581)	59,593,581
Other affiliated issuers (cost $6,412,286)	12,169,359
Total Investments (cost $722,063,355)		$ 884,942,000
Cash		7,941
Foreign currency held at value (cost $186,835)		186,920
Receivable for investments sold		5,196,536
Receivable for fund shares sold		6,750,552
Dividends receivable		2,358,682
Interest receivable		106,542
Distributions receivable from Fidelity Central Funds		92,674
Prepaid expenses		446
Receivable from investment adviser for expense reductions		6,101
Other receivables		81,750
Total assets		899,730,144

Liabilities
Payable for investments purchased	$ 3,730,275
Payable for fund shares redeemed	3,025,315
Accrued management fee	696,848
Distribution and service plan fees payable	15,398
Other affiliated payables	209,578
Other payables and accrued expenses	109,574
Collateral on securities loaned, at value	31,635,876
Total liabilities		39,422,864

Net Assets		$ 860,307,280
Net Assets consist of:
Paid in capital		$ 773,878,465
Undistributed net investment income		1,520,460
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(77,942,220)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		162,850,575
Net Assets		$ 860,307,280

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($17,054,535 ÷ 731,379 shares)	$ 23.32

Maximum offering price per share (100/94.25 of $23.32)	$ 24.74
Class T: Net Asset Value and redemption price per share ($10,625,248 ÷ 457,909 shares)	$ 23.20

Maximum offering price per share (100/96.50 of $23.20)	$ 24.04
Class B: Net Asset Value and offering price per share ($761,551 ÷ 33,125 shares)A	$ 22.99

Class C: Net Asset Value and offering price per share ($9,053,645 ÷ 396,686 shares)A	$ 22.82

International Small Cap: Net Asset Value, offering price and redemption price per share ($811,581,058 ÷ 34,424,152 shares)	$ 23.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($11,231,243 ÷ 476,559 shares)	$ 23.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2013

Investment Income
Dividends (including $380,584 earned from other affiliated issuers)		$ 6,786,240
Interest		80,896
Income from Fidelity Central Funds		348,350
Income before foreign taxes withheld		7,215,486
Less foreign taxes withheld		(348,119)
Total income		6,867,367

Expenses
Management fee Basic fee	$ 3,278,625
Performance adjustment	323,966
Transfer agent fees	1,039,569
Distribution and service plan fees	83,683
Accounting and security lending fees	188,816
Custodian fees and expenses	121,959
Independent trustees' compensation	2,394
Registration fees	44,201
Audit	77,085
Legal	1,456
Miscellaneous	2,879
Total expenses before reductions	5,164,633
Expense reductions	(76,174)	5,088,459
Net investment income (loss)		1,778,908
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,334,479
Foreign currency transactions	(172,331)
Total net realized gain (loss)		29,162,148
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $185,408)	115,777,900
Assets and liabilities in foreign currencies	(5,108)
Total change in net unrealized appreciation (depreciation)		115,772,792
Net gain (loss)		144,934,940
Net increase (decrease) in net assets resulting from operations		$ 146,713,848

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,778,908	$ 4,511,101
Net realized gain (loss)	29,162,148	(4,142,955)
Change in net unrealized appreciation (depreciation)	115,772,792	42,574,576
Net increase (decrease) in net assets resulting from operations	146,713,848	42,942,722
Distributions to shareholders from net investment income	(4,769,550)	(8,016,423)
Distributions to shareholders from net realized gain	(11,754,787)	(12,577,679)
Total distributions	(16,524,337)	(20,594,102)
Share transactions - net increase (decrease)	(3,163,650)	(204,187,386)
Redemption fees	33,419	102,611
Total increase (decrease) in net assets	127,059,280	(181,736,155)

Net Assets
Beginning of period	733,248,000	914,984,155
End of period (including undistributed net investment income of $1,520,460 and undistributed net investment income of $4,511,102, respectively)	$ 860,307,280	$ 733,248,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.74	$ 18.97	$ 20.42	$ 17.28	$ 11.91	$ 31.14
Income from Investment Operations
Net investment income (loss) E	.02	.06	.10	.03	.06	- J
Net realized and unrealized gain (loss)	3.96	1.09	(.88)	3.51	5.31	(14.03)
Total from investment operations	3.98	1.15	(.78)	3.54	5.37	(14.03)
Distributions from net investment income	(.07)	(.11)	(.02)	(.06)	-	(.03)
Distributions from net realized gain	(.33)	(.27)	(.66)	(.34)	-	(5.18)
Total distributions	(.40)	(.38)	(.68)	(.40)	-	(5.20) K
Redemption fees added to paid in capital E	- J	- J	.01	- J	- J	- J
Net asset value, end of period	$ 23.32	$ 19.74	$ 18.97	$ 20.42	$ 17.28	$ 11.91
Total Return B, C, D	20.57%	6.28%	(4.00)%	20.85%	45.09%	(53.35)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.60% A	1.63%	1.56%	1.71%	1.75%	1.82%
Expenses net of fee waivers, if any	1.60% A	1.63%	1.55%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.58% A	1.60%	1.54%	1.63%	1.62%	1.60%
Net investment income (loss)	.21% A	.32%	.49%	.16%	.41%	-% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,055	$ 14,125	$ 17,185	$ 19,720	$ 17,590	$ 13,561
Portfolio turnover rate G	55% A	68%	47%	66%	81%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $5.20 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $5.176 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.59	$ 18.80	$ 20.23	$ 17.14	$ 11.84	$ 30.96
Income from Investment Operations
Net investment income (loss) E	(.01)	.01	.05	(.02)	.02	(.05)
Net realized and unrealized gain (loss)	3.94	1.08	(.86)	3.47	5.28	(13.95)
Total from investment operations	3.93	1.09	(.81)	3.45	5.30	(14.00)
Distributions from net investment income	-	(.03)	-	(.02)	-	-
Distributions from net realized gain	(.32)	(.27)	(.63)	(.34)	-	(5.12)
Total distributions	(.32)	(.30)	(.63)	(.36)	-	(5.12)
Redemption fees added to paid in capital E	- I	- I	.01	- I	- I	- I
Net asset value, end of period	$ 23.20	$ 19.59	$ 18.80	$ 20.23	$ 17.14	$ 11.84
Total Return B, C, D	20.39%	5.97%	(4.18)%	20.46%	44.76%	(53.46)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.86% A	1.88%	1.82%	1.97%	2.00%	2.07%
Expenses net of fee waivers, if any	1.86% A	1.88%	1.81%	1.90%	1.90%	1.90%
Expenses net of all reductions	1.84% A	1.85%	1.79%	1.88%	1.86%	1.86%
Net investment income (loss)	(.05)% A	.07%	.24%	(.09)%	.16%	(.25)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,625	$ 9,262	$ 13,744	$ 16,092	$ 15,760	$ 13,493
Portfolio turnover rate G	55% A	68%	47%	66%	81%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30,	Years ended October 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.22	$ 18.38	$ 19.79	$ 16.78	$ 11.65	$ 30.49
Income from Investment Operations
Net investment income (loss) E	(.06)	(.08)	(.05)	(.10)	(.04)	(.16)
Net realized and unrealized gain (loss)	3.91	1.07	(.85)	3.39	5.17	(13.73)
Total from investment operations	3.85	.99	(.90)	3.29	5.13	(13.89)
Distributions from net realized gain	(.08)	(.15)	(.52)	(.28)	-	(4.95)
Redemption fees added to paid in capital E	- I	- I	.01	- I	- I	- I
Net asset value, end of period	$ 22.99	$ 19.22	$ 18.38	$ 19.79	$ 16.78	$ 11.65
Total Return B, C, D	20.10%	5.45%	(4.68)%	19.90%	44.03%	(53.68)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.35% A	2.38%	2.32%	2.47%	2.49%	2.58%
Expenses net of fee waivers, if any	2.35% A	2.38%	2.30%	2.40%	2.40%	2.40%
Expenses net of all reductions	2.33% A	2.35%	2.29%	2.38%	2.36%	2.36%
Net investment income (loss)	(.54)% A	(.43)%	(.26)%	(.59)%	(.33)%	(.75)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 762	$ 790	$ 2,067	$ 3,457	$ 3,601	$ 3,230
Portfolio turnover rate G	55% A	68%	47%	66%	81%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.18	$ 18.38	$ 19.85	$ 16.85	$ 11.70	$ 30.62
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08)	(.04)	(.10)	(.04)	(.16)
Net realized and unrealized gain (loss)	3.87	1.07	(.85)	3.40	5.19	(13.78)
Total from investment operations	3.82	.99	(.89)	3.30	5.15	(13.94)
Distributions from net realized gain	(.18)	(.19)	(.59)	(.30)	-	(4.98)
Redemption fees added to paid in capital E	- I	- I	.01	- I	- I	- I
Net asset value, end of period	$ 22.82	$ 19.18	$ 18.38	$ 19.85	$ 16.85	$ 11.70
Total Return B, C, D	20.10%	5.46%	(4.64)%	19.86%	44.02%	(53.67)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.34% A	2.38%	2.27%	2.42%	2.49%	2.57%
Expenses net of fee waivers, if any	2.34% A	2.38%	2.26%	2.40%	2.40%	2.40%
Expenses net of all reductions	2.32% A	2.35%	2.24%	2.37%	2.36%	2.36%
Net investment income (loss)	(.53)% A	(.43)%	(.21)%	(.59)%	(.33)%	(.76)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,054	$ 6,799	$ 9,545	$ 13,501	$ 5,814	$ 5,658
Portfolio turnover rate G	55% A	68%	47%	66%	81%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap

	Six months ended April 30,	Years ended October 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.99	$ 19.23	$ 20.66	$ 17.48	$ 12.03	$ 31.44
Income from Investment Operations
Net investment income (loss) D	.05	.11	.17	.07	.08	.03
Net realized and unrealized gain (loss)	4.00	1.10	(.89)	3.53	5.37	(14.14)
Total from investment operations	4.05	1.21	(.72)	3.60	5.45	(14.11)
Distributions from net investment income	(.14)	(.18)	(.06)	(.08)	-	(.12)
Distributions from net realized gain	(.33)	(.27)	(.66)	(.34)	-	(5.18)
Total distributions	(.46) I	(.45)	(.72)	(.42)	-	(5.30)
Redemption fees added to paid in capital D	- H	- H	.01	- H	- H	- H
Net asset value, end of period	$ 23.58	$ 19.99	$ 19.23	$ 20.66	$ 17.48	$ 12.03
Total Return B, C	20.73%	6.55%	(3.65)%	21.02%	45.30%	(53.25)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.32% A	1.35%	1.26%	1.44%	1.48%	1.49%
Expenses net of fee waivers, if any	1.32% A	1.35%	1.25%	1.44%	1.48%	1.49%
Expenses net of all reductions	1.31% A	1.33%	1.23%	1.42%	1.44%	1.44%
Net investment income (loss)	.49% A	.59%	.80%	.37%	.58%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 811,581	$ 692,769	$ 856,692	$ 808,478	$ 669,035	$ 536,291
Portfolio turnover rate F	55% A	68%	47%	66%	81%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.46 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.327 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 20.00	$ 19.24	$ 20.66	$ 17.47	$ 12.01	$ 31.38
Income from Investment Operations
Net investment income (loss) D	.06	.13	.18	.09	.09	.05
Net realized and unrealized gain (loss)	4.00	1.10	(.89)	3.53	5.37	(14.12)
Total from investment operations	4.06	1.23	(.71)	3.62	5.46	(14.07)
Distributions from net investment income	(.16)	(.20)	(.06)	(.09)	-	(.12)
Distributions from net realized gain	(.33)	(.27)	(.66)	(.34)	-	(5.18)
Total distributions	(.49)	(.47)	(.72)	(.43)	-	(5.30)
Redemption fees added to paid in capital D	- H	- H	.01	- H	- H	- H
Net asset value, end of period	$ 23.57	$ 20.00	$ 19.24	$ 20.66	$ 17.47	$ 12.01
Total Return B, C	20.79%	6.65%	(3.62)%	21.15%	45.46%	(53.22)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.22% A	1.25%	1.22%	1.34%	1.45%	1.49%
Expenses net of fee waivers, if any	1.22% A	1.25%	1.21%	1.34%	1.40%	1.40%
Expenses net of all reductions	1.20% A	1.22%	1.19%	1.31%	1.37%	1.35%
Net investment income (loss)	.59% A	.70%	.84%	.47%	.66%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,231	$ 9,503	$ 15,752	$ 8,231	$ 2,696	$ 2,217
Portfolio turnover rate F	55% A	68%	47%	66%	81%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013

1. Organization.

Fidelity® International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Small Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 04/30/13	Valuation Technique(s)	Unobservable Input	Amount or Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Common Stock	$ 13,451,547	Tender offer	Offered quote	$0.53	Increase
		Adjusted book value	Book value multiple	1.0	Increase
		Expected distribution	Recovery rate	0.0%	Increase
		Market comparable	Transaction price	$0.06	Increase
			Discount for lack of marketability	20%-30%/28.1%	Decrease
			EV/NOPAT multiple	12.3	Increase
Convertible Bond	$ 1,250,403	Market comparable	Transaction price	$6.03	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 226,187,262
Gross unrealized depreciation	(80,632,684)
Net unrealized appreciation (depreciation) on securities and other investments	$ 145,554,578

Tax cost	$ 739,387,422

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fiscal year of expiration
2017	$ (65,361,612)
No expiration
Short-term	(13,191,063)
Long-term	(4,350,951)
Total no expiration	(17,542,014)
Total capital loss carryforward	$ (82,903,626)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $205,935,466 and $232,184,561, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .94% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 18,840	$ 554
Class T	.25%	.25%	23,730	216
Class B	.75%	.25%	3,848	2,895
Class C	.75%	.25%	37,265	4,481
			$ 83,683	$ 8,146

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,289
Class T	996
Class B*	104
Class C*	1,039
$ 6,428

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 22,523.30
Class T	14,498.31
Class B	1,153.30
Class C	10,806.29
International Small Cap	981,979.27
Institutional Class	8,610.17
	$ 1,039,569

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $510 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $982 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a

Semiannual Report

7. Security Lending - continued

broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $185,040. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $328,763, including $2,123 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $70,073 for the period.

In addition, FMR reimbursed a portion of Fund's operating expenses during the period in the amount of $6,101.

Semiannual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 53,369	$ 98,060
Class T	-	18,440
International Small Cap	4,638,246	7,747,338
Institutional Class	77,935	152,585
Total	$ 4,769,550	$ 8,016,423
From net realized gain
Class A	$ 235,834	$ 246,964
Class T	146,972	172,958
Class B	3,106	15,448
Class C	61,233	91,928
International Small Cap	11,152,248	11,838,630
Institutional Class	155,394	211,751
Total	$ 11,754,787	$ 12,577,679

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	135,641	190,464	$ 2,870,850	$ 3,581,689
Reinvestment of distributions	13,843	18,159	269,801	323,949
Shares redeemed	(133,519)	(398,912)	(2,800,345)	(7,484,565)
Net increase (decrease)	15,965	(190,289)	$ 340,306	$ (3,578,927)
Class T
Shares sold	35,642	67,193	$ 751,127	$ 1,245,760
Reinvestment of distributions	7,380	10,478	143,239	185,991
Shares redeemed	(57,833)	(336,074)	(1,173,160)	(6,220,818)
Net increase (decrease)	(14,811)	(258,403)	$ (278,794)	$ (4,789,067)
Class B
Shares sold	622	1,171	$ 13,496	$ 21,568
Reinvestment of distributions	157	825	3,023	14,430
Shares redeemed	(8,751)	(73,396)	(181,722)	(1,354,968)
Net increase (decrease)	(7,972)	(71,400)	$ (165,203)	$ (1,318,970)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class C
Shares sold	98,788	95,047	$ 2,048,146	$ 1,772,779
Reinvestment of distributions	2,855	4,830	54,609	84,289
Shares redeemed	(59,366)	(264,717)	(1,194,461)	(4,745,500)
Net increase (decrease)	42,277	(164,840)	$ 908,294	$ (2,888,432)
International Small Cap
Shares sold	3,444,930	4,700,621	$ 74,493,350	$ 88,441,440
Reinvestment of distributions	770,505	1,033,828	15,163,539	18,629,579
Shares redeemed	(4,445,006)	(15,631,544)	(93,570,966)	(292,428,231)
Net increase (decrease)	(229,571)	(9,897,095)	$ (3,914,077)	$ (185,357,212)
Institutional Class
Shares sold	194,559	199,584	$ 3,984,984	$ 3,790,776
Reinvestment of distributions	8,409	15,793	165,323	284,438
Shares redeemed	(201,526)	(559,093)	(4,204,483)	(10,329,992)
Net increase (decrease)	1,442	(343,716)	$ (54,176)	$ (6,254,778)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 15% of the total outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity International Small Cap Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity International Small Cap Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2013, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2013 and for the year ended October 31, 2012, and the financial highlights for the six months ended April 30, 2013 and for each of the five years in the period ended October 31, 2012. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity International Small Cap Fund as of April 30, 2013, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2013 and for the year ended October 31, 2012, and the financial highlights for the six months ended April 30, 2013 and for each of the five years in the period ended October 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 17, 2013

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AISC-USAN-0613
1.800643.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Small Cap

Fund - Institutional Class

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® International Small Cap Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.60%
Actual		$ 1,000.00	$ 1,205.70	$ 8.75
HypotheticalA		$ 1,000.00	$ 1,016.86	$ 8.00
Class T	1.86%
Actual		$ 1,000.00	$ 1,203.90	$ 10.16
HypotheticalA		$ 1,000.00	$ 1,015.57	$ 9.30
Class B	2.35%
Actual		$ 1,000.00	$ 1,201.00	$ 12.82
HypotheticalA		$ 1,000.00	$ 1,013.14	$ 11.73
Class C	2.34%
Actual		$ 1,000.00	$ 1,201.00	$ 12.77
HypotheticalA		$ 1,000.00	$ 1,013.19	$ 11.68
International Small Cap	1.32%
Actual		$ 1,000.00	$ 1,207.30	$ 7.22
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.61
Institutional Class	1.22%
Actual		$ 1,000.00	$ 1,207.90	$ 6.68
HypotheticalA		$ 1,000.00	$ 1,018.74	$ 6.11

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
Japan 29.9%
United Kingdom 18.9%
Germany 7.6%
Australia 4.7%
United States of America 4.1%
Cayman Islands 3.4%
France 3.3%
Luxembourg 2.7%
Singapore 2.6%
Other 22.8%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
Japan 26.4%
United Kingdom 20.6%
Germany 7.6%
Australia 6.0%
France 4.2%
United States of America 3.8%
Cayman Islands 3.4%
Singapore 2.9%
Ireland 2.6%
Other 22.5%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	95.8	96.2
Bonds	0.2	0.2
Short-Term Investments and Net Other Assets (Liabilities)	4.0	3.6
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
ORIX Corp. (Japan, Diversified Financial Services)	2.2	1.8
Pigeon Corp. (Japan, Household Products)	2.0	1.8
Kakaku.com, Inc. (Japan, Internet Software & Services)	1.6	1.6
Tokyo Tatemono Co. Ltd. (Japan, Real Estate Management & Development)	1.5	0.0
Eurofins Scientific SA (Luxembourg, Life Sciences Tools & Services)	1.4	1.3
Pertama Holdings Ltd. (Singapore, Specialty Retail)	1.4	1.3
Playtech Ltd. (Isle of Man, Software)	1.3	1.0
International Personal Finance PLC (United Kingdom, Consumer Finance)	1.2	1.0
Ted Baker PLC (United Kingdom, Textiles, Apparel & Luxury Goods)	1.1	1.0
ASOS PLC (United Kingdom, Internet & Catalog Retail)	1.1	0.9
	14.8
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.0	19.5
Financials	17.8	11.9
Information Technology	16.1	19.5
Industrials	14.8	13.4
Health Care	8.6	9.7
Materials	5.4	10.3
Energy	5.2	7.3
Consumer Staples	3.8	3.9
Telecommunication Services	1.0	0.6
Utilities	0.3	0.3

Semiannual Report

Investments April 30, 2013

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
Australia - 4.7%
Acrux Ltd.	381,062	$ 1,595,990
Alkane Resources Ltd. (a)	911,891	519,947
Ausgold Ltd. (a)	1,195,693	44,625
Austal Ltd. (a)	2,072,224	1,428,603
Base Resources Ltd. (a)	625,103	213,855
Beach Energy Ltd.	1,195,484	1,685,527
Berkeley Resources Ltd. (a)	1,041,054	350,760
Boart Longyear Ltd.	491,744	486,850
Carsales.com Ltd.	280,978	2,816,773
Challenger Ltd.	373,624	1,626,811
Clinuvel Pharmaceuticals Ltd. (a)(d)	213,668	409,793
Dart Energy Ltd. (a)(d)	6,213,186	386,473
Goodman Group unit	202,411	1,093,264
iiNet Ltd.	133,255	852,357
Iluka Resources Ltd. (d)	80,327	745,311
Independence Group NL	217,217	743,123
iProperty Group Ltd. (a)	601,773	524,041
Karoon Gas Australia Ltd. (a)	384,561	1,666,459
Maverick Drilling & Exploration Ltd. (a)(d)	868,075	571,458
McMillan Shakespeare Ltd.	51,160	809,353
Mesoblast Ltd. (a)(d)	160,255	976,882
Mineral Deposits Ltd. (a)	389,060	1,210,015
Monto Minerals Ltd. (a)	273,551	1,702
Navitas Ltd.	273,638	1,534,712
Prairie Downs Metals Ltd. (a)	727,690	271,583
QRxPharma Ltd. (a)	108,293	120,687
Ramsay Health Care Ltd.	10,050	333,299
realestate.com.au Ltd.	36,009	1,161,353
SAI Global Ltd.	288,264	1,054,917
SEEK Ltd.	442,376	5,127,273
Sierra Mining Ltd. (a)	2,406,178	498,897
Silver Lake Resources Ltd. (a)	338,920	368,926
Sino Gas & Energy Ltd. (a)	16,282,568	2,278,819
SomnoMed Ltd. (a)	531,849	496,231
Spark Infrastructure Group unit	1,255,671	2,330,140
Starpharma Holdings Ltd. (a)	869,513	878,889
Tiger Resources Ltd. (a)	11,335,520	2,820,368
Tissue Therapies Ltd. (a)	819,448	106,190
Troy Resources NL (d)	289,032	560,326
TOTAL AUSTRALIA		40,702,582
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - 1.7%
Informa PLC	854,423	$ 6,344,102
LXB Retail Properties PLC (a)	1,387,800	2,495,268
Regus PLC	2,380,000	6,055,642
TOTAL BAILIWICK OF JERSEY		14,895,012
Belgium - 0.7%
EVS Broadcast Equipment SA	92,900	6,300,750
Bermuda - 2.5%
Asia Satellite Telecommunications Holdings Ltd.	271,000	1,065,121
Biosensors International Group Ltd. (a)	1,285,000	1,251,928
China Animal Healthcare Ltd.	2,129,000	501,267
China Singyes Solar Tech Holdings Ltd.	981,600	851,294
Digital China Holdings Ltd. (H Shares)	236,000	297,427
I.T Ltd.	1,552,000	567,989
Imagi International Holdings Ltd. (a)	26,792,000	293,463
Luk Fook Holdings International Ltd.	612,000	1,735,018
Oakley Capital Investments Ltd. (a)	1,518,300	3,685,080
Paul Y. Engineering Group Ltd.	4,104,000	412,507
PAX Global Technology Ltd. (a)	1,769,000	364,735
Petra Diamonds Ltd. (a)	2,355,156	4,024,220
REXLot Holdings Ltd.	10,075,000	830,912
Vostok Nafta Investment Ltd. SDR	818,000	4,064,095
Vtech Holdings Ltd.	102,700	1,310,194
TOTAL BERMUDA		21,255,250
British Virgin Islands - 0.4%
Kalahari Energy (a)(g)	1,451,000	15
Mail.Ru Group Ltd.:
GDR (f)	112,800	3,045,600
GDR (Reg. S)	12,700	342,900
TOTAL BRITISH VIRGIN ISLANDS		3,388,515
Canada - 0.6%
Africa Oil Corp. (a)	81,500	495,901
Africa Oil Corp. (Sweden) (a)	184,600	1,096,597
AirSea Lines (a)(g)	1,893,338	25
Asanko Gold, Inc. (a)	389,100	984,868
Mood Media Corp. (a)	175,300	161,823
Mood Media Corp. (United Kingdom) (a)	1,139,822	1,150,853
Rock Well Petroleum, Inc. (a)(g)	770,400	8
Teranga Gold Corp. (a)(d)	1,110,399	969,925
TOTAL CANADA		4,860,000
Common Stocks - continued
	Shares	Value
Cayman Islands - 3.4%
21Vianet Group, Inc. ADR (a)(d)	42,300	$ 382,392
3SBio, Inc. sponsored ADR (a)	39,000	643,890
51job, Inc. sponsored ADR (a)	19,200	1,105,920
AirMedia Group, Inc. ADR (a)	272,500	449,625
Airtac International Group	85,000	451,085
AMVIG Holdings Ltd.	764,000	295,355
AutoNavi Holdings Ltd. ADR (a)	34,300	375,585
Baidu.com, Inc. sponsored ADR (a)	4,700	403,495
Bitauto Holdings Ltd. ADR (a)	115,100	1,308,687
Changshouhua Food Co. Ltd.	872,000	573,082
China Automation Group Ltd.	1,872,000	419,744
China High Precision Automation Group Ltd.	712,000	89,549
China Lodging Group Ltd. ADR (a)	26,500	403,860
China Medical System Holdings Ltd.	1,204,000	1,180,704
China Metal International Holdings, Inc.	2,522,000	640,238
China Metal Recycling (Holdings) Ltd.	436,800	371,554
China Outfitters Holdings Ltd. (a)	1,888,000	316,283
China Tianyi Holdings Ltd.	2,492,000	321,128
CNinsure, Inc. ADR (a)	31,900	201,608
Convenience Retail Asia Ltd.	700,000	494,320
EVA Precision Industrial Holdings Ltd.	5,504,000	950,415
Fook Woo Group Holdings Ltd. (a)	2,055,000	155,976
Greatview Aseptic Pack Co. Ltd.	1,196,000	715,120
Haitian International Holdings Ltd.	338,000	578,422
Hop Hing Group Holdings Ltd. (a)	7,392,000	295,293
Hutchison China Meditech Ltd. (a)	77,117	696,577
Kingdee International Software Group Co. Ltd. (a)	1,178,400	194,371
KongZhong Corp. sponsored ADR (a)	56,200	337,200
Lee's Pharmaceutical Holdings Ltd.	1,085,000	732,640
Marwyn Value Investors II Ltd. (a)	1,875,100	4,339,903
Ming Fai International Holdings Ltd. (a)	9,133,000	988,605
Pactera Technology International Ltd. ADR	45,700	232,613
Perfect World Co. Ltd. sponsored ADR Class B	34,900	418,102
Royale Furniture Holdings Ltd.	10,111,437	820,887
Shenguan Holdings Group Ltd.	3,154,000	1,601,356
SINA Corp. (a)	6,100	343,552
Sino Prosper State Gold Resources Holdings, Ltd. (a)	7,495,000	173,850
SITC International Holdings Co. Ltd.	1,779,000	653,357
Sitoy Group Holdings Ltd.	727,000	329,767
SouFun Holdings Ltd. ADR (d)	51,000	1,305,090
VST Holdings Ltd.	1,858,000	498,011
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	42,300	806,661
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Xinyi Glass Holdings Ltd.	1,308,000	$ 895,019
Yip's Chemical Holdings Ltd.	592,000	644,627
TOTAL CAYMAN ISLANDS		29,135,518
China - 0.0%
NQ Mobile, Inc. ADR (a)(d)	33,300	287,379
France - 3.3%
Altamir Amboise	491,908	5,785,017
ALTEN	118,100	4,255,350
Altran Technologies SA (a)(d)	319,800	2,518,540
Audika SA	113,900	1,159,505
Ipsos SA	124,772	4,181,905
Sartorius Stedim Biotech	51,600	7,311,917
Sopra Group SA	39,300	3,025,146
TOTAL FRANCE		28,237,380
Germany - 7.6%
Bertrandt AG	51,800	5,958,161
Brenntag AG	40,600	6,921,455
CENTROTEC Sustainable AG	281,485	5,831,137
CTS Eventim AG	193,820	7,485,243
GFK AG	142,601	8,137,304
Lanxess AG	70,485	5,133,235
MTU Aero Engines Holdings AG (d)	67,300	6,367,232
Rational AG	15,520	4,812,378
RIB Software AG	257,700	1,347,331
United Internet AG	200,152	5,487,947
Wirecard AG	289,100	7,755,475
TOTAL GERMANY		65,236,898
Hong Kong - 0.5%
Guotai Junan International Holdings Ltd.	1,331,000	560,862
Magnificent Estates Ltd.	25,682,000	1,489,262
Singamas Container Holdings Ltd.	3,164,000	774,676
Techtronic Industries Co. Ltd.	382,000	912,647
YGM Trading Ltd.	152,000	436,796
TOTAL HONG KONG		4,174,243
Iceland - 0.4%
Ossur hf	2,297,400	3,124,831
India - 0.9%
Ahluwalia Contracts (India) Ltd. (a)	230,314	125,056
Common Stocks - continued
	Shares	Value
India - continued
Britannia Industries Ltd. (a)	31,695	$ 342,337
Educomp Solutions Ltd.	44,518	53,403
Financial Technologies India Ltd.	23,352	351,552
Geodesic Ltd.	256,340	44,168
MT Educare Ltd.	146,984	253,119
Page Industries Ltd.	87,661	5,864,967
Shriram City Union Finance Ltd.	17,306	331,066
Thangamayil Jewellery Ltd.	173,245	606,688
WABCO India Ltd.	10,191	256,298
TOTAL INDIA		8,228,654
Indonesia - 0.9%
PT Clipan Finance Indonesia Tbk	13,895,400	635,993
PT Clipan Finance Indonesia Tbk warrants 10/7/14 (a)	2,275,700	15,916
PT Mayora Indah Tbk	352,000	1,087,948
PT Media Nusantara Citra Tbk	5,326,000	1,711,876
PT Mitra Adiperkasa Tbk	588,000	498,945
PT MNC Sky Vision Tbk	1,805,500	441,044
PT Nippon Indosari Corpindo Tbk	812,500	643,480
PT Pembangunan Perumahan Persero Tbk	4,982,500	727,707
PT Tiga Pilar Sejahtera Food Tbk	7,002,000	893,028
PT Tower Bersama Infrastructure Tbk (a)	1,383,000	803,696
TOTAL INDONESIA		7,459,633
Ireland - 2.0%
Glanbia PLC	163,500	2,185,511
Kenmare Resources PLC (a)	11,137,400	4,579,384
Paddy Power PLC (Ireland)	88,784	7,477,295
Petroceltic International PLC (a)	27,183,700	2,723,564
TOTAL IRELAND		16,965,754
Isle of Man - 2.5%
Exillon Energy PLC (a)	1,067,800	2,562,641
IBS Group Holding Ltd. GDR (Reg. S)	336,400	7,619,978
Playtech Ltd.	1,177,209	11,209,426
TOTAL ISLE OF MAN		21,392,045
Israel - 0.1%
Sarin Technologies Ltd.	957,750	1,080,842
Italy - 2.1%
Brunello Cucinelli SpA (d)	120,685	2,584,301
Prysmian SpA (d)	209,700	4,233,600
Common Stocks - continued
	Shares	Value
Italy - continued
Salvatore Ferragamo Italia SpA	244,915	$ 7,312,000
YOOX SpA (a)(d)	236,800	4,447,035
TOTAL ITALY		18,576,936
Japan - 29.9%
ACOM Co. Ltd. (a)(d)	32,820	1,344,745
AEON Financial Service Co. Ltd. (d)	232,100	6,958,590
AEON Mall Co. Ltd.	45,300	1,458,469
Amada Co. Ltd.	390,000	3,129,461
ARNEST ONE Corp.	39,400	904,146
Asahi Holdings, Inc.	55,500	1,123,558
CAC Corp.	44,800	466,167
Casio Computer Co. Ltd.	339,700	2,814,519
Chiyoda Co. Ltd.	49,000	1,414,585
Daiken Medical Co. Ltd.	8,500	379,080
Dainippon Screen Manufacturing Co. Ltd.	298,000	1,537,034
Daiwa Industries Ltd.	38,000	238,306
East Japan Railway Co.	14,300	1,207,160
en-japan, Inc.	335	560,717
Enigmo, Inc.	29,700	4,524,700
ESPEC Corp.	4,400	36,573
Fields Corp.	72,300	1,466,264
FJ Next Co. Ltd.	38,400	484,202
Fuji Corp.	44,900	1,033,651
Fuji Media Holdings, Inc.	585	1,271,516
GOLDWIN, Inc.	129,000	746,040
H.I.S. Co. Ltd.	600	25,879
Hajime Construction Co. Ltd.	75,000	4,899,764
Heiwa Corp.	120,500	2,501,520
Higashi Nihon House Co. Ltd.	481,000	4,178,675
Hitachi Transport System Ltd.	80,700	1,282,899
Honda Motor Co. Ltd.	105,800	4,221,680
Hoshizaki Electric Co. Ltd.	140,300	4,672,820
Hulic Co. Ltd.	160,900	1,789,377
Iida Home Max Co. Ltd.	118,900	2,280,685
Iino Kaiun Kaisha Ltd.	225,000	1,565,669
ITC Networks Corp.	35,700	323,151
Iwatsuka Confectionary Co. Ltd.	11,600	550,353
Izutsuya Co. Ltd. (a)	205,000	230,070
JAFCO Co. Ltd.	53,500	2,591,109
Japan Petroleum Exploration Co. Ltd.	28,200	1,119,758
JFE Holdings, Inc.	24,000	521,086
Common Stocks - continued
	Shares	Value
Japan - continued
JSP Corp.	22,100	$ 323,126
K'S Denki Corp. (d)	53,600	1,889,581
kabu.com Securities Co. Ltd.	136,700	1,001,753
Kakaku.com, Inc.	540,600	13,975,563
Kao Corp.	100	3,458
KAWAI Musical Instruments Manufacturing Co. Ltd.	703,000	1,287,116
Kobe Bussan Co. Ltd.	19,800	464,459
Koshidaka Holdings Co. Ltd.	32,100	1,145,986
Kotobuki Spirits Co. Ltd.	800	10,386
Kubota Corp.	171,000	2,456,196
Mazda Motor Corp. (a)	959,000	3,285,955
Mitsubishi UFJ Financial Group, Inc.	263,200	1,785,771
Mitsui-Soko Co. Ltd.	54,000	368,128
MS&AD Insurance Group Holdings, Inc.	79,200	2,124,990
Nichias Corp.	437,000	2,670,557
Nihon Nohyaku Co. Ltd.	230,000	2,187,858
Nikkiso Co. Ltd.	501,000	7,099,838
Nippon Electric Glass Co. Ltd.	332,000	1,694,598
Nippon Seiki Co. Ltd.	33,000	435,586
Nippon Shinyaku Co. Ltd.	162,000	2,516,467
Nissan Motor Co. Ltd.	567,900	5,924,507
Nitta Corp.	153,100	3,430,565
Nomura Real Estate Holdings, Inc.	162,700	4,374,000
NSD Co. Ltd.	24,900	283,740
NTT DoCoMo, Inc.	546	904,120
Olympus Corp. (a)	122,800	3,083,235
ORIX Corp.	1,216,700	18,669,416
Pal Co. Ltd.	70,500	2,344,530
Parco Co. Ltd.	6,500	85,211
Pigeon Corp.	198,400	17,068,200
Pressance Corp.	19,900	844,508
Rakuten, Inc.	598,500	6,383,812
Rohto Pharmaceutical Co. Ltd.	137,000	1,919,061
Round One Corp.	110,900	929,553
Ryohin Keikaku Co. Ltd.	56,600	5,345,175
Sakata INX Corp.	41,000	289,749
Sawada Holdings Co. Ltd.	242,500	2,931,838
Sega Sammy Holdings, Inc.	233,100	6,124,364
SHIMANO, Inc.	100	8,710
Shinko Kogyo Co. Ltd.	239,200	2,272,722
Shinko Shoji Co. Ltd.	2,800	27,223
Shinsei Bank Ltd.	507,000	1,422,998
Common Stocks - continued
	Shares	Value
Japan - continued
Shinwa Art Auction Co. Ltd.	10	$ 8,107
Softbank Corp.	31,000	1,537,412
Sosei Group Corp. (a)(d)	157,100	9,252,743
Sourcenext Corp. (a)	99,100	829,560
Stanley Electric Co. Ltd.	314,900	6,039,645
Sugi Holdings Co. Ltd.	600	23,028
Sumitomo Mitsui Trust Holdings, Inc.	720,000	3,618,366
Sysmex Corp.	400	25,796
Takara Leben Co. Ltd.	285,100	5,869,041
Takashimaya Co. Ltd.	108,000	1,276,599
Tokyo Tatemono Co. Ltd.	1,391,000	12,891,843
Tokyotokeiba Co. Ltd.	147,000	765,463
Tokyu Land Corp.	630,000	7,745,894
Topcon Corp. (d)	350,900	3,926,220
Toyo Engineering Corp.	630,000	3,014,666
Uchiyama Holdings Co. Ltd.	37,100	1,216,320
WebCrew, Inc.	26,300	142,553
Yamato Kogyo Co. Ltd.	23,700	783,867
Yamaya Corp.	44,700	730,012
TOTAL JAPAN		256,945,722
Korea (South) - 0.3%
Daou Technology, Inc.	69,200	1,259,483
Korea Plant Service & Engineering Co. Ltd.	7,274	375,714
SBS Contents Hub Co. Ltd.	31,723	424,755
Soulbrain Co. Ltd.	11,656	486,191
TOTAL KOREA (SOUTH)		2,546,143
Luxembourg - 2.7%
AZ Electronic Materials SA	1,087,200	4,808,020
Eurofins Scientific SA	57,299	12,450,887
Grand City Properties SA (a)	795,600	5,731,277
TOTAL LUXEMBOURG		22,990,184
Malaysia - 0.1%
JobStreet Corp. Bhd	1,223,100	1,326,616
Netherlands - 1.4%
Gemalto NV	33,960	2,774,654
Ichor Coal NV (a)	355,000	1,846,693
Yandex NV (a)	281,400	7,243,236
TOTAL NETHERLANDS		11,864,583
Common Stocks - continued
	Shares	Value
Norway - 1.8%
Aker Solutions ASA (d)	357,100	$ 4,985,095
Norwegian Air Shuttle A/S (a)	46,500	2,233,677
Schibsted ASA (B Shares)	118,800	5,160,739
Sevan Drilling ASA (a)(d)	4,776,300	2,816,166
TOTAL NORWAY		15,195,677
Singapore - 2.6%
Amtek Engineering Ltd.	3,304,000	1,381,473
CSE Global Ltd.	1,069,000	733,381
Goodpack Ltd.	1,220,000	1,664,042
Mapletree Industrial (REIT)	1,085,407	1,383,526
OSIM International Ltd.	1,092,000	1,768,726
Pertama Holdings Ltd. (e)	23,060,000	12,169,359
Petra Foods Ltd.	370,000	1,225,623
Sino Grandness Food Industry Group Ltd. (a)	781,000	786,263
Venture Corp. Ltd.	212,000	1,432,037
TOTAL SINGAPORE		22,544,430
South Africa - 0.3%
Blue Label Telecoms Ltd.	3,094,900	2,659,127
Sweden - 0.4%
Avanza Bank Holding AB	162,600	3,581,387
Switzerland - 1.8%
Julius Baer Group Ltd.	113,210	4,509,893
Sika AG (Bearer)	1,610	3,887,341
VZ Holding AG	51,930	7,428,146
TOTAL SWITZERLAND		15,825,380
Taiwan - 0.2%
Merida Industry Co. Ltd.	85,000	518,820
Pacific Hospital Supply Co. Ltd.	114,400	380,170
Taiwan Hon Chuan Enterprise Co. Ltd.	185,000	514,412
Tong Hsing Electronics Industries Ltd.	135,721	598,295
TOTAL TAIWAN		2,011,697
Thailand - 0.5%
Toyo-Thai Corp. PCL	2,200,600	4,123,782
United Kingdom - 18.9%
Amerisur Resources PLC (a)(d)	5,558,724	4,533,188
ASOS PLC (a)	188,176	9,353,702
Avanti Communications Group PLC (a)(d)	659,800	3,054,203
Aveva Group PLC	186,000	6,414,093
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Bond International Software PLC	843,266	$ 864,526
Brammer PLC (d)	1,267,600	7,019,579
Central Asia Metals PLC (d)	1,246,300	2,226,331
Countrywide PLC	757,200	5,478,136
Craneware PLC	791,600	5,195,195
Devro PLC	407,100	2,086,185
esure Group PLC	913,600	4,218,395
Hunting PLC	194,900	2,443,176
IG Group Holdings PLC	719,702	6,020,156
Innovation Group PLC (a)	9,130,200	3,687,423
International Personal Finance PLC	1,298,800	10,289,204
John Wood Group PLC	383,900	4,621,566
Johnson Matthey PLC	106,195	3,998,582
Keronite PLC (a)(g)	13,620,267	212
Moneysupermarket.com Group PLC	2,714,800	8,463,588
Monitise PLC (a)(d)	11,841,415	6,207,928
Mothercare PLC (a)(d)	562,600	2,770,310
NCC Group Ltd.	1,309,890	2,299,231
Ocado Group PLC (a)(d)	2,321,500	6,130,373
Ophir Energy PLC (a)	561,260	3,547,489
Perform Group PLC (a)	620,900	4,995,981
Pureprofile Media PLC (a)(g)	1,108,572	602,700
Regenersis PLC	1,198,700	4,096,401
Rockhopper Exploration PLC (a)	1,054,900	2,240,825
Salamander Energy PLC (a)	632,400	1,794,733
Serco Group PLC	339,746	3,264,099
Silverdell PLC	12,644,400	3,118,037
Sinclair Pharma PLC (a)	7,486,780	3,285,359
Sphere Medical Holding PLC (a)	817,054	812,269
Sthree PLC	1,031,809	5,377,261
Synergy Health PLC	284,953	4,811,407
Ted Baker PLC	462,675	9,731,147
TMO Renewables Ltd. (a)(g)	1,000,000	62,134
Travis Perkins PLC	189,500	4,221,120
Wolfson Microelectronics PLC (a)	939,800	2,996,318
TOTAL UNITED KINGDOM		162,332,562
United States of America - 0.1%
CTC Media, Inc.	4,300	53,707
GI Dynamics, Inc. CDI (a)	834,866	553,924
Mudalla Technology, Inc. (Reg. S) (a)	996,527	15
YOU On Demand Holdings, Inc. (a)	86,974	141,768
Common Stocks - continued
	Shares	Value
United States of America - continued
YOU On Demand Holdings, Inc. (g)	27,500	$ 44,825
YOU On Demand Holdings, Inc. warrants 8/30/17 (a)(g)	27,500	0
TOTAL UNITED STATES OF AMERICA		794,239
TOTAL COMMON STOCKS (Cost $656,878,116)		820,043,751
Nonconvertible Preferred Stocks - 0.5%

Brazil - 0.5%
Alpargatas Sa (PN) (Cost $4,191,658)	608,520	4,054,265
Convertible Bonds - 0.2%
Principal Amount
Canada - 0.2%
Griffiths Energy International, Inc. 12% 9/30/17 (g) (Cost $1,400,000)	$ 1,400,000	1,250,403
Money Market Funds - 6.9%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	27,957,705	27,957,705
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	31,635,876	31,635,876
TOTAL MONEY MARKET FUNDS (Cost $59,593,581)		59,593,581
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $722,063,355)		884,942,000
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(24,634,720)
NET ASSETS - 100%		$ 860,307,280
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,045,600 or 0.4% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,960,322 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AirSea Lines	8/4/06	$ 1,199,182
Griffiths Energy International, Inc. 12% 9/30/17	9/12/12	$ 1,400,000
Kalahari Energy	9/1/06	$ 1,813,750
Keronite PLC	8/16/06	$ 1,548,992
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173,341
Rock Well Petroleum, Inc.	4/13/06	$ 1,004,171
TMO Renewables Ltd.	10/27/05	$ 535,065
YOU On Demand Holdings, Inc.	8/29/12	$ 110,000
YOU On Demand Holdings, Inc. warrants 8/30/17	9/14/12	$ 0
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,587
Fidelity Securities Lending Cash Central Fund	328,763
Total	$ 348,350
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Pertama Holdings Ltd.	$ 9,679,226	$ -	$ -	$ 380,584	$ 12,169,359
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 198,356,450	$ 115,870,157	$ 70,316,919	$ 12,169,374
Consumer Staples	32,374,055	13,524,159	18,849,896	-
Energy	43,766,911	42,647,130	1,119,758	23
Financials	152,333,888	73,475,003	78,858,885	-
Health Care	75,371,766	49,817,092	25,492,540	62,134
Industrials	125,744,871	98,718,792	26,869,866	156,213
Information Technology	138,562,089	110,102,758	27,767,082	692,249
Materials	47,040,937	41,440,139	5,229,244	371,554
Telecommunication Services	8,216,909	5,775,377	2,441,532	-
Utilities	2,330,140	2,330,140	-	-
Corporate Bonds	1,250,403	-	-	1,250,403
Money Market Funds	59,593,581	59,593,581	-	-
Total Investments in Securities:	$ 884,942,000	$ 613,294,328	$ 256,945,722	$ 14,701,950

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 122,144,208
Level 2 to Level 1	$ 85,883
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 9,679,242
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	2,490,132
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 12,169,374
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2013	$ 2,490,132
Other Investments in Securities
Beginning Balance	$ 7,428,398
Total Realized Gain (Loss)	2,725,800
Total Unrealized Gain (Loss)	(2,857,273)
Cost of Purchases	-
Proceeds of Sales	(4,867,500)
Amortization/Accretion	-
Transfers in to Level 3	436,797
Transfers out of Level 3	(333,646)
Ending Balance	$ 2,532,576
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2013	$ (618,223)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013

Assets
Investment in securities, at value (including securities loaned of $29,690,492) - See accompanying schedule: Unaffiliated issuers (cost $656,057,488)	$ 813,179,060
Fidelity Central Funds (cost $59,593,581)	59,593,581
Other affiliated issuers (cost $6,412,286)	12,169,359
Total Investments (cost $722,063,355)		$ 884,942,000
Cash		7,941
Foreign currency held at value (cost $186,835)		186,920
Receivable for investments sold		5,196,536
Receivable for fund shares sold		6,750,552
Dividends receivable		2,358,682
Interest receivable		106,542
Distributions receivable from Fidelity Central Funds		92,674
Prepaid expenses		446
Receivable from investment adviser for expense reductions		6,101
Other receivables		81,750
Total assets		899,730,144

Liabilities
Payable for investments purchased	$ 3,730,275
Payable for fund shares redeemed	3,025,315
Accrued management fee	696,848
Distribution and service plan fees payable	15,398
Other affiliated payables	209,578
Other payables and accrued expenses	109,574
Collateral on securities loaned, at value	31,635,876
Total liabilities		39,422,864

Net Assets		$ 860,307,280
Net Assets consist of:
Paid in capital		$ 773,878,465
Undistributed net investment income		1,520,460
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(77,942,220)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		162,850,575
Net Assets		$ 860,307,280

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($17,054,535 ÷ 731,379 shares)	$ 23.32

Maximum offering price per share (100/94.25 of $23.32)	$ 24.74
Class T: Net Asset Value and redemption price per share ($10,625,248 ÷ 457,909 shares)	$ 23.20

Maximum offering price per share (100/96.50 of $23.20)	$ 24.04
Class B: Net Asset Value and offering price per share ($761,551 ÷ 33,125 shares)A	$ 22.99

Class C: Net Asset Value and offering price per share ($9,053,645 ÷ 396,686 shares)A	$ 22.82

International Small Cap: Net Asset Value, offering price and redemption price per share ($811,581,058 ÷ 34,424,152 shares)	$ 23.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($11,231,243 ÷ 476,559 shares)	$ 23.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2013

Investment Income
Dividends (including $380,584 earned from other affiliated issuers)		$ 6,786,240
Interest		80,896
Income from Fidelity Central Funds		348,350
Income before foreign taxes withheld		7,215,486
Less foreign taxes withheld		(348,119)
Total income		6,867,367

Expenses
Management fee Basic fee	$ 3,278,625
Performance adjustment	323,966
Transfer agent fees	1,039,569
Distribution and service plan fees	83,683
Accounting and security lending fees	188,816
Custodian fees and expenses	121,959
Independent trustees' compensation	2,394
Registration fees	44,201
Audit	77,085
Legal	1,456
Miscellaneous	2,879
Total expenses before reductions	5,164,633
Expense reductions	(76,174)	5,088,459
Net investment income (loss)		1,778,908
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,334,479
Foreign currency transactions	(172,331)
Total net realized gain (loss)		29,162,148
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $185,408)	115,777,900
Assets and liabilities in foreign currencies	(5,108)
Total change in net unrealized appreciation (depreciation)		115,772,792
Net gain (loss)		144,934,940
Net increase (decrease) in net assets resulting from operations		$ 146,713,848

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,778,908	$ 4,511,101
Net realized gain (loss)	29,162,148	(4,142,955)
Change in net unrealized appreciation (depreciation)	115,772,792	42,574,576
Net increase (decrease) in net assets resulting from operations	146,713,848	42,942,722
Distributions to shareholders from net investment income	(4,769,550)	(8,016,423)
Distributions to shareholders from net realized gain	(11,754,787)	(12,577,679)
Total distributions	(16,524,337)	(20,594,102)
Share transactions - net increase (decrease)	(3,163,650)	(204,187,386)
Redemption fees	33,419	102,611
Total increase (decrease) in net assets	127,059,280	(181,736,155)

Net Assets
Beginning of period	733,248,000	914,984,155
End of period (including undistributed net investment income of $1,520,460 and undistributed net investment income of $4,511,102, respectively)	$ 860,307,280	$ 733,248,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.74	$ 18.97	$ 20.42	$ 17.28	$ 11.91	$ 31.14
Income from Investment Operations
Net investment income (loss) E	.02	.06	.10	.03	.06	- J
Net realized and unrealized gain (loss)	3.96	1.09	(.88)	3.51	5.31	(14.03)
Total from investment operations	3.98	1.15	(.78)	3.54	5.37	(14.03)
Distributions from net investment income	(.07)	(.11)	(.02)	(.06)	-	(.03)
Distributions from net realized gain	(.33)	(.27)	(.66)	(.34)	-	(5.18)
Total distributions	(.40)	(.38)	(.68)	(.40)	-	(5.20) K
Redemption fees added to paid in capital E	- J	- J	.01	- J	- J	- J
Net asset value, end of period	$ 23.32	$ 19.74	$ 18.97	$ 20.42	$ 17.28	$ 11.91
Total Return B, C, D	20.57%	6.28%	(4.00)%	20.85%	45.09%	(53.35)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.60% A	1.63%	1.56%	1.71%	1.75%	1.82%
Expenses net of fee waivers, if any	1.60% A	1.63%	1.55%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.58% A	1.60%	1.54%	1.63%	1.62%	1.60%
Net investment income (loss)	.21% A	.32%	.49%	.16%	.41%	-% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,055	$ 14,125	$ 17,185	$ 19,720	$ 17,590	$ 13,561
Portfolio turnover rate G	55% A	68%	47%	66%	81%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $5.20 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $5.176 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.59	$ 18.80	$ 20.23	$ 17.14	$ 11.84	$ 30.96
Income from Investment Operations
Net investment income (loss) E	(.01)	.01	.05	(.02)	.02	(.05)
Net realized and unrealized gain (loss)	3.94	1.08	(.86)	3.47	5.28	(13.95)
Total from investment operations	3.93	1.09	(.81)	3.45	5.30	(14.00)
Distributions from net investment income	-	(.03)	-	(.02)	-	-
Distributions from net realized gain	(.32)	(.27)	(.63)	(.34)	-	(5.12)
Total distributions	(.32)	(.30)	(.63)	(.36)	-	(5.12)
Redemption fees added to paid in capital E	- I	- I	.01	- I	- I	- I
Net asset value, end of period	$ 23.20	$ 19.59	$ 18.80	$ 20.23	$ 17.14	$ 11.84
Total Return B, C, D	20.39%	5.97%	(4.18)%	20.46%	44.76%	(53.46)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.86% A	1.88%	1.82%	1.97%	2.00%	2.07%
Expenses net of fee waivers, if any	1.86% A	1.88%	1.81%	1.90%	1.90%	1.90%
Expenses net of all reductions	1.84% A	1.85%	1.79%	1.88%	1.86%	1.86%
Net investment income (loss)	(.05)% A	.07%	.24%	(.09)%	.16%	(.25)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,625	$ 9,262	$ 13,744	$ 16,092	$ 15,760	$ 13,493
Portfolio turnover rate G	55% A	68%	47%	66%	81%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30,	Years ended October 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.22	$ 18.38	$ 19.79	$ 16.78	$ 11.65	$ 30.49
Income from Investment Operations
Net investment income (loss) E	(.06)	(.08)	(.05)	(.10)	(.04)	(.16)
Net realized and unrealized gain (loss)	3.91	1.07	(.85)	3.39	5.17	(13.73)
Total from investment operations	3.85	.99	(.90)	3.29	5.13	(13.89)
Distributions from net realized gain	(.08)	(.15)	(.52)	(.28)	-	(4.95)
Redemption fees added to paid in capital E	- I	- I	.01	- I	- I	- I
Net asset value, end of period	$ 22.99	$ 19.22	$ 18.38	$ 19.79	$ 16.78	$ 11.65
Total Return B, C, D	20.10%	5.45%	(4.68)%	19.90%	44.03%	(53.68)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.35% A	2.38%	2.32%	2.47%	2.49%	2.58%
Expenses net of fee waivers, if any	2.35% A	2.38%	2.30%	2.40%	2.40%	2.40%
Expenses net of all reductions	2.33% A	2.35%	2.29%	2.38%	2.36%	2.36%
Net investment income (loss)	(.54)% A	(.43)%	(.26)%	(.59)%	(.33)%	(.75)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 762	$ 790	$ 2,067	$ 3,457	$ 3,601	$ 3,230
Portfolio turnover rate G	55% A	68%	47%	66%	81%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.18	$ 18.38	$ 19.85	$ 16.85	$ 11.70	$ 30.62
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08)	(.04)	(.10)	(.04)	(.16)
Net realized and unrealized gain (loss)	3.87	1.07	(.85)	3.40	5.19	(13.78)
Total from investment operations	3.82	.99	(.89)	3.30	5.15	(13.94)
Distributions from net realized gain	(.18)	(.19)	(.59)	(.30)	-	(4.98)
Redemption fees added to paid in capital E	- I	- I	.01	- I	- I	- I
Net asset value, end of period	$ 22.82	$ 19.18	$ 18.38	$ 19.85	$ 16.85	$ 11.70
Total Return B, C, D	20.10%	5.46%	(4.64)%	19.86%	44.02%	(53.67)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.34% A	2.38%	2.27%	2.42%	2.49%	2.57%
Expenses net of fee waivers, if any	2.34% A	2.38%	2.26%	2.40%	2.40%	2.40%
Expenses net of all reductions	2.32% A	2.35%	2.24%	2.37%	2.36%	2.36%
Net investment income (loss)	(.53)% A	(.43)%	(.21)%	(.59)%	(.33)%	(.76)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,054	$ 6,799	$ 9,545	$ 13,501	$ 5,814	$ 5,658
Portfolio turnover rate G	55% A	68%	47%	66%	81%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap

	Six months ended April 30,	Years ended October 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.99	$ 19.23	$ 20.66	$ 17.48	$ 12.03	$ 31.44
Income from Investment Operations
Net investment income (loss) D	.05	.11	.17	.07	.08	.03
Net realized and unrealized gain (loss)	4.00	1.10	(.89)	3.53	5.37	(14.14)
Total from investment operations	4.05	1.21	(.72)	3.60	5.45	(14.11)
Distributions from net investment income	(.14)	(.18)	(.06)	(.08)	-	(.12)
Distributions from net realized gain	(.33)	(.27)	(.66)	(.34)	-	(5.18)
Total distributions	(.46) I	(.45)	(.72)	(.42)	-	(5.30)
Redemption fees added to paid in capital D	- H	- H	.01	- H	- H	- H
Net asset value, end of period	$ 23.58	$ 19.99	$ 19.23	$ 20.66	$ 17.48	$ 12.03
Total Return B, C	20.73%	6.55%	(3.65)%	21.02%	45.30%	(53.25)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.32% A	1.35%	1.26%	1.44%	1.48%	1.49%
Expenses net of fee waivers, if any	1.32% A	1.35%	1.25%	1.44%	1.48%	1.49%
Expenses net of all reductions	1.31% A	1.33%	1.23%	1.42%	1.44%	1.44%
Net investment income (loss)	.49% A	.59%	.80%	.37%	.58%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 811,581	$ 692,769	$ 856,692	$ 808,478	$ 669,035	$ 536,291
Portfolio turnover rate F	55% A	68%	47%	66%	81%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.46 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.327 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 20.00	$ 19.24	$ 20.66	$ 17.47	$ 12.01	$ 31.38
Income from Investment Operations
Net investment income (loss) D	.06	.13	.18	.09	.09	.05
Net realized and unrealized gain (loss)	4.00	1.10	(.89)	3.53	5.37	(14.12)
Total from investment operations	4.06	1.23	(.71)	3.62	5.46	(14.07)
Distributions from net investment income	(.16)	(.20)	(.06)	(.09)	-	(.12)
Distributions from net realized gain	(.33)	(.27)	(.66)	(.34)	-	(5.18)
Total distributions	(.49)	(.47)	(.72)	(.43)	-	(5.30)
Redemption fees added to paid in capital D	- H	- H	.01	- H	- H	- H
Net asset value, end of period	$ 23.57	$ 20.00	$ 19.24	$ 20.66	$ 17.47	$ 12.01
Total Return B, C	20.79%	6.65%	(3.62)%	21.15%	45.46%	(53.22)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.22% A	1.25%	1.22%	1.34%	1.45%	1.49%
Expenses net of fee waivers, if any	1.22% A	1.25%	1.21%	1.34%	1.40%	1.40%
Expenses net of all reductions	1.20% A	1.22%	1.19%	1.31%	1.37%	1.35%
Net investment income (loss)	.59% A	.70%	.84%	.47%	.66%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,231	$ 9,503	$ 15,752	$ 8,231	$ 2,696	$ 2,217
Portfolio turnover rate F	55% A	68%	47%	66%	81%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013

1. Organization.

Fidelity® International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Small Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 04/30/13	Valuation Technique(s)	Unobservable Input	Amount or Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Common Stock	$ 13,451,547	Tender offer	Offered quote	$0.53	Increase
		Adjusted book value	Book value multiple	1.0	Increase
		Expected distribution	Recovery rate	0.0%	Increase
		Market comparable	Transaction price	$0.06	Increase
			Discount for lack of marketability	20%-30%/28.1%	Decrease
			EV/NOPAT multiple	12.3	Increase
Convertible Bond	$ 1,250,403	Market comparable	Transaction price	$6.03	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 226,187,262
Gross unrealized depreciation	(80,632,684)
Net unrealized appreciation (depreciation) on securities and other investments	$ 145,554,578

Tax cost	$ 739,387,422

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fiscal year of expiration
2017	$ (65,361,612)
No expiration
Short-term	(13,191,063)
Long-term	(4,350,951)
Total no expiration	(17,542,014)
Total capital loss carryforward	$ (82,903,626)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $205,935,466 and $232,184,561, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .94% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 18,840	$ 554
Class T	.25%	.25%	23,730	216
Class B	.75%	.25%	3,848	2,895
Class C	.75%	.25%	37,265	4,481
			$ 83,683	$ 8,146

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,289
Class T	996
Class B*	104
Class C*	1,039
$ 6,428

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 22,523.30
Class T	14,498.31
Class B	1,153.30
Class C	10,806.29
International Small Cap	981,979.27
Institutional Class	8,610.17
	$ 1,039,569

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $510 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $982 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a

Semiannual Report

7. Security Lending - continued

broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $185,040. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $328,763, including $2,123 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $70,073 for the period.

In addition, FMR reimbursed a portion of Fund's operating expenses during the period in the amount of $6,101.

Semiannual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 53,369	$ 98,060
Class T	-	18,440
International Small Cap	4,638,246	7,747,338
Institutional Class	77,935	152,585
Total	$ 4,769,550	$ 8,016,423
From net realized gain
Class A	$ 235,834	$ 246,964
Class T	146,972	172,958
Class B	3,106	15,448
Class C	61,233	91,928
International Small Cap	11,152,248	11,838,630
Institutional Class	155,394	211,751
Total	$ 11,754,787	$ 12,577,679

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	135,641	190,464	$ 2,870,850	$ 3,581,689
Reinvestment of distributions	13,843	18,159	269,801	323,949
Shares redeemed	(133,519)	(398,912)	(2,800,345)	(7,484,565)
Net increase (decrease)	15,965	(190,289)	$ 340,306	$ (3,578,927)
Class T
Shares sold	35,642	67,193	$ 751,127	$ 1,245,760
Reinvestment of distributions	7,380	10,478	143,239	185,991
Shares redeemed	(57,833)	(336,074)	(1,173,160)	(6,220,818)
Net increase (decrease)	(14,811)	(258,403)	$ (278,794)	$ (4,789,067)
Class B
Shares sold	622	1,171	$ 13,496	$ 21,568
Reinvestment of distributions	157	825	3,023	14,430
Shares redeemed	(8,751)	(73,396)	(181,722)	(1,354,968)
Net increase (decrease)	(7,972)	(71,400)	$ (165,203)	$ (1,318,970)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class C
Shares sold	98,788	95,047	$ 2,048,146	$ 1,772,779
Reinvestment of distributions	2,855	4,830	54,609	84,289
Shares redeemed	(59,366)	(264,717)	(1,194,461)	(4,745,500)
Net increase (decrease)	42,277	(164,840)	$ 908,294	$ (2,888,432)
International Small Cap
Shares sold	3,444,930	4,700,621	$ 74,493,350	$ 88,441,440
Reinvestment of distributions	770,505	1,033,828	15,163,539	18,629,579
Shares redeemed	(4,445,006)	(15,631,544)	(93,570,966)	(292,428,231)
Net increase (decrease)	(229,571)	(9,897,095)	$ (3,914,077)	$ (185,357,212)
Institutional Class
Shares sold	194,559	199,584	$ 3,984,984	$ 3,790,776
Reinvestment of distributions	8,409	15,793	165,323	284,438
Shares redeemed	(201,526)	(559,093)	(4,204,483)	(10,329,992)
Net increase (decrease)	1,442	(343,716)	$ (54,176)	$ (6,254,778)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 15% of the total outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity International Small Cap Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity International Small Cap Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2013, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2013 and for the year ended October 31, 2012, and the financial highlights for the six months ended April 30, 2013 and for each of the five years in the period ended October 31, 2012. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity International Small Cap Fund as of April 30, 2013, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2013 and for the year ended October 31, 2012, and the financial highlights for the six months ended April 30, 2013 and for each of the five years in the period ended October 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 17, 2013

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AISCI-USAN-0613
1.800646.109

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Worldwide Fund

Class A, Class T, Class B, and Class C

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are
classes of Fidelity® Worldwide Fund

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Worldwide Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.46%
Actual		$ 1,000.00	$ 1,149.50	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,017.55	$ 7.30
Class T	1.71%
Actual		$ 1,000.00	$ 1,147.50	$ 9.11
HypotheticalA		$ 1,000.00	$ 1,016.31	$ 8.55
Class B	2.20%
Actual		$ 1,000.00	$ 1,145.00	$ 11.70
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.15%
Actual		$ 1,000.00	$ 1,144.70	$ 11.43
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 10.74
Worldwide	1.12%
Actual		$ 1,000.00	$ 1,151.10	$ 5.97
HypotheticalA		$ 1,000.00	$ 1,019.24	$ 5.61
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,150.70	$ 6.40
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Worldwide Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
United States of America	50.3%
Japan	10.1%
United Kingdom	7.6%
France	4.4%
Germany	3.7%
Switzerland	3.0%
Ireland	2.9%
Canada	2.1%
Australia	1.8%
Other	14.1%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
United States of America	54.0%
United Kingdom	10.0%
Japan	7.4%
Germany	4.0%
France	3.8%
Switzerland	3.1%
Netherlands	1.4%
Australia	1.4%
Canada	1.4%
Other	13.5%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	97.3	95.6
Bonds	0.1	0.0
Short-Term Investments and Net Other Assets (Liabilities)	2.6	4.4
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
MasterCard, Inc. Class A (United States of America, IT Services)	2.6	3.1
Citigroup, Inc. (United States of America, Diversified Financial Services)	2.5	1.1
Google, Inc. Class A (United States of America, Internet Software & Services)	2.5	0.0
Cabot Oil & Gas Corp. (United States of America, Oil, Gas & Consumable Fuels)	2.2	1.2
Eastman Chemical Co. (United States of America, Chemicals)	2.2	0.1
Canadian Pacific Railway Ltd. (Canada, Road & Rail)	1.9	0.9
Discovery Communications, Inc. (United States of America, Media)	1.6	1.4
Amgen, Inc. (United States of America, Biotechnology)	1.5	1.8
Accenture PLC Class A (Ireland, IT Services)	1.4	0.5
Bank of America Corp. (United States of America, Diversified Financial Services)	1.4	0.0
	19.8
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.0	20.2
Consumer Discretionary	15.0	16.4
Health Care	13.1	11.6
Information Technology	12.5	12.2
Industrials	10.5	11.3
Consumer Staples	10.2	7.8
Materials	6.1	3.9
Energy	5.7	8.8
Telecommunication Services	2.1	2.5
Utilities	1.1	0.9

Semiannual Report

Fidelity Worldwide Fund

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Australia - 1.8%
Ansell Ltd.	142,537	$ 2,334,736
Australia & New Zealand Banking Group Ltd.	290,317	9,582,937
Commonwealth Bank of Australia	59,860	4,558,077
McMillan Shakespeare Ltd.	74,102	1,172,297
Ramsay Health Care Ltd.	105,887	3,511,640
Spark Infrastructure Group unit	1,274,589	2,365,246
TOTAL AUSTRALIA		23,524,933
Bailiwick of Jersey - 0.8%
Experian PLC	368,600	6,481,434
Wolseley PLC	90,926	4,495,666
TOTAL BAILIWICK OF JERSEY		10,977,100
Belgium - 0.9%
Anheuser-Busch InBev SA NV (d)	71,611	6,879,710
KBC Groupe SA	113,276	4,445,529
TOTAL BELGIUM		11,325,239
Bermuda - 0.4%
Cheung Kong Infrastructure Holdings Ltd.	310,000	2,249,054
Hongkong Land Holdings Ltd.	384,000	2,787,840
TOTAL BERMUDA		5,036,894
Brazil - 0.6%
Arezzo Industria e Comercio SA	63,900	1,346,507
Qualicorp SA (a)	329,000	3,203,259
Smiles SA	43,000	491,306
Souza Cruz SA	77,200	1,185,733
Totvs SA	68,100	1,280,481
TOTAL BRAZIL		7,507,286
British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S)	41,300	1,115,100
Canada - 2.1%
Canadian Pacific Railway Ltd.	202,000	25,175,562
Cott Corp.	132,000	1,450,434
InterOil Corp. (a)	10,500	830,760
TOTAL CANADA		27,456,756
Cayman Islands - 0.4%
51job, Inc. sponsored ADR (a)	5,821	335,290
Cimc Enric Holdings Ltd.	1,020,000	1,104,102
ENN Energy Holdings Ltd.	314,000	1,816,795
Eurasia Drilling Co. Ltd. GDR (Reg. S)	27,100	1,059,610
Greatview Aseptic Pack Co. Ltd.	1,799,000	1,075,670
TOTAL CAYMAN ISLANDS		5,391,467
Cyprus - 0.0%
Spdi Secure Property Develop (a)	31,822	30,894
Denmark - 0.6%
Novo Nordisk A/S Series B	43,016	7,571,884

	Shares	Value
Finland - 0.2%
Sampo Oyj (A Shares)	62,100	$ 2,478,013
France - 4.4%
Arkema SA	29,430	2,757,233
Atos Origin SA	24,076	1,675,709
BNP Paribas SA	73,930	4,119,391
Bureau Veritas SA	32,900	4,031,638
Danone SA	48,500	3,705,219
Edenred SA	63,800	2,124,061
Havas SA	233,800	1,428,977
Iliad SA	21,270	4,862,801
Lafarge SA (Bearer)	37,800	2,441,993
LVMH Moet Hennessy - Louis Vuitton SA	34,779	6,022,990
PPR SA	31,350	6,896,890
Remy Cointreau SA	17,900	2,084,125
Sanofi SA	92,152	9,963,068
Schneider Electric SA (d)	60,900	4,643,711
Technip SA	11,800	1,266,511
TOTAL FRANCE		58,024,317
Germany - 3.4%
Aareal Bank AG (a)	63,891	1,535,578
Allianz AG	23,424	3,456,545
BASF AG (d)	77,939	7,279,354
Bayer AG (d)	46,800	4,882,587
Bayerische Motoren Werke AG (BMW)	37,624	3,470,902
Brenntag AG	27,600	4,705,225
Deutsche Bank AG	59,000	2,715,948
Fresenius SE & Co. KGaA	15,800	1,981,320
GEA Group AG	59,653	2,017,814
GSW Immobilien AG	32,983	1,323,524
HeidelbergCement Finance AG	53,600	3,859,074
LEG Immobilien AG	19,100	1,051,427
MTU Aero Engines Holdings AG (d)	17,300	1,636,748
SAP AG	57,454	4,580,345
TOTAL GERMANY		44,496,391
Hong Kong - 1.0%
AIA Group Ltd.	1,790,200	7,947,319
Techtronic Industries Co. Ltd.	2,334,000	5,576,227
TOTAL HONG KONG		13,523,546
India - 0.7%
Apollo Hospitals Enterprise Ltd.	25,151	390,816
Housing Development Finance Corp. Ltd. (a)	292,606	4,619,779
Maruti Suzuki India Ltd.	51,848	1,681,806
Titan Industries Ltd. (a)	374,259	1,887,155
TOTAL INDIA		8,579,556
Indonesia - 0.3%
PT Bank Rakyat Indonesia Tbk	1,793,500	1,734,005
PT Media Nusantara Citra Tbk	2,557,500	822,028
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Sarana Menara Nusantara Tbk (a)	330,000	$ 877,396
PT Tower Bersama Infrastructure Tbk (a)	1,467,500	852,801
TOTAL INDONESIA		4,286,230
Ireland - 2.9%
Accenture PLC Class A	229,000	18,649,760
Alkermes PLC (a)	84,000	2,571,240
Eaton Corp. PLC	89,000	5,465,490
James Hardie Industries PLC CDI	365,087	3,837,845
Kerry Group PLC Class A	52,900	3,128,729
Paddy Power PLC (Ireland)	29,700	2,501,303
Trinity Biotech PLC sponsored ADR	102,000	1,630,980
TOTAL IRELAND		37,785,347
Italy - 0.7%
De Longhi SpA	141,700	2,147,902
ENI SpA	132,400	3,159,912
Moleskine SpA	397,400	955,648
Prada SpA	136,200	1,227,707
Tod's SpA (d)	10,858	1,575,799
TOTAL ITALY		9,066,968
Japan - 9.0%
ABC-MART, Inc.	70,200	2,629,715
AEON Financial Service Co. Ltd. (d)	40,000	1,199,240
Aozora Bank Ltd.	676,000	2,117,976
Cosmos Pharmaceutical Corp.	17,800	1,985,018
Credit Saison Co. Ltd.	11,900	348,094
Daito Trust Construction Co. Ltd.	13,300	1,289,582
Don Quijote Co. Ltd.	109,500	5,966,659
Fast Retailing Co. Ltd.	9,700	3,557,127
Hitachi Ltd.	530,000	3,387,148
Honda Motor Co. Ltd.	202,000	8,060,297
Japan Tobacco, Inc.	406,900	15,381,324
JSR Corp.	137,200	3,158,350
KDDI Corp.	53,000	2,548,629
Keyence Corp.	18,460	5,858,209
Miraca Holdings, Inc.	36,500	1,820,140
Mitsubishi Estate Co. Ltd.	153,000	4,983,382
Mitsubishi UFJ Financial Group, Inc.	1,209,700	8,207,626
Nomura Holdings, Inc.	332,900	2,720,693
ORIX Corp.	401,500	6,160,740
Park24 Co. Ltd.	83,900	1,692,931
Rakuten, Inc.	391,500	4,175,877
Santen Pharmaceutical Co. Ltd.	41,900	2,103,170
Seven & i Holdings Co. Ltd.	66,500	2,558,000
Seven Bank Ltd.	520,900	1,849,678
Shinsei Bank Ltd.	1,825,000	5,122,231
Ship Healthcare Holdings, Inc.	50,500	1,943,816
SMC Corp.	11,900	2,385,624
Softbank Corp.	73,100	3,625,317
Suzuki Motor Corp.	108,600	2,790,607
Toyota Motor Corp.	74,100	4,300,605

	Shares	Value
Unicharm Corp.	38,600	$ 2,495,930
USS Co. Ltd.	12,140	1,557,374
TOTAL JAPAN		117,981,109
Korea (South) - 0.8%
Hyundai Motor Co.	9,556	1,730,577
LG Household & Health Care Ltd.	3,511	1,972,847
NHN Corp.	3,893	1,046,040
Orion Corp.	742	784,697
Samsung Electronics Co. Ltd.	3,934	5,428,126
TOTAL KOREA (SOUTH)		10,962,287
Luxembourg - 0.4%
Brait SA	360,653	1,473,398
Samsonite International SA	1,292,100	3,180,236
TOTAL LUXEMBOURG		4,653,634
Mexico - 0.4%
Alsea S.A.B. de CV	786,200	2,403,477
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	29,400	3,333,666
TOTAL MEXICO		5,737,143
Netherlands - 1.2%
AEGON NV	292,700	1,955,162
ASML Holding NV (d)	45,507	3,384,356
Koninklijke Philips Electronics NV	135,300	3,744,840
LyondellBasell Industries NV Class A	29,000	1,760,300
Randstad Holding NV	44,718	1,861,851
Yandex NV (a)	98,600	2,537,964
TOTAL NETHERLANDS		15,244,473
New Zealand - 0.2%
Ryman Healthcare Group Ltd.	459,616	2,403,155
Norway - 0.5%
DnB ASA (d)	365,200	5,968,976
Philippines - 0.2%
Alliance Global Group, Inc.	3,433,100	1,976,065
Poland - 0.3%
Eurocash SA	215,900	3,887,751
Puerto Rico - 0.0%
EVERTEC, Inc.	15,700	314,785
Russia - 0.3%
Mobile TeleSystems OJSC sponsored ADR	178,700	3,699,090
Singapore - 0.2%
Global Logistic Properties Ltd.	1,015,000	2,274,417
South Africa - 0.3%
Clicks Group Ltd.	226,213	1,441,955
Distell Group Ltd.	126,410	1,784,827
Nampak Ltd.	200,000	735,053
TOTAL SOUTH AFRICA		3,961,835
Common Stocks - continued
	Shares	Value
Spain - 1.0%
Amadeus IT Holding SA Class A	63,100	$ 1,862,676
Banco Bilbao Vizcaya Argentaria SA	488,508	4,755,413
Banco Bilbao Vizcaya Argentaria SA	8,723	84,665
Grifols SA ADR	75,442	2,356,054
Inditex SA (d)	28,781	3,868,015
TOTAL SPAIN		12,926,823
Sweden - 1.3%
ASSA ABLOY AB (B Shares)	81,800	3,257,586
Intrum Justitia AB	115,000	2,368,829
Nordea Bank AB	274,400	3,287,609
Svenska Cellulosa AB (SCA) (B Shares)	94,200	2,446,187
Svenska Handelsbanken AB (A Shares)	115,600	5,251,100
TOTAL SWEDEN		16,611,311
Switzerland - 3.0%
ACE Ltd.	7,000	623,980
Dufry AG (a)	9,470	1,261,920
Lonza Group AG	47,211	3,287,709
Partners Group Holding AG	13,818	3,544,411
Roche Holding AG (participation certificate)	23,638	5,908,229
Schindler Holding AG (participation certificate)	33,294	4,991,593
SGS SA (Reg.)	780	1,884,986
Swatch Group AG (Bearer)	2,200	1,259,948
Syngenta AG (Switzerland)	11,110	4,749,741
UBS AG	362,240	6,461,790
Zurich Insurance Group AG	20,820	5,812,940
TOTAL SWITZERLAND		39,787,247
Taiwan - 0.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	706,000	2,622,225
Turkey - 0.1%
Boyner Buyuk Magazacilik A/S (a)	280,000	1,068,303
United Kingdom - 7.6%
Aberdeen Asset Management PLC	355,842	2,480,177
Barclays PLC	1,131,413	5,048,907
Bellway PLC	29,100	607,973
BHP Billiton PLC	154,101	4,335,291
British American Tobacco PLC (United Kingdom)	157,600	8,736,597
British Land Co. PLC	337,095	3,112,960
Diageo PLC	244,804	7,475,726
Hikma Pharmaceuticals PLC	121,783	1,848,207
HSBC Holdings PLC (United Kingdom)	715,328	7,834,266
Intertek Group PLC	55,600	2,856,996
Jazztel PLC (a)	129,317	972,436
Legal & General Group PLC	1,042,582	2,745,044
London Stock Exchange Group PLC	93,500	1,947,645
Meggitt PLC	416,600	3,032,431
Next PLC	57,000	3,859,500

	Shares	Value
Ocado Group PLC (a)(d)	861,000	$ 2,273,638
Persimmon PLC	129,000	2,164,127
Rolls-Royce Group PLC	271,600	4,767,355
Rolls-Royce Group PLC (C Shares) (a)	20,641,600	32,064
Rotork PLC	44,510	2,011,271
Royal Dutch Shell PLC Class B (United Kingdom)	322,824	11,323,840
SABMiller PLC	92,100	4,962,159
Standard Chartered PLC (United Kingdom)	128,626	3,230,785
Taylor Wimpey PLC	769,700	1,111,921
The Restaurant Group PLC	85,300	638,521
The Weir Group PLC	47,100	1,612,508
Ultra Electronics Holdings PLC	36,900	945,757
Vodafone Group PLC	1,943,300	5,929,585
Vodafone Group PLC sponsored ADR	47,212	1,444,215
TOTAL UNITED KINGDOM		99,341,902
United States of America - 47.6%
AbbVie, Inc.	78,000	3,591,900
Actavis, Inc. (a)	19,100	2,019,443
AMC Networks, Inc. Class A (a)	23,000	1,449,230
American International Group, Inc. (a)	25,000	1,035,500
American Tower Corp.	159,600	13,404,804
Ameriprise Financial, Inc.	105,400	7,855,462
Amgen, Inc.	189,700	19,768,637
Amphenol Corp. Class A	70,000	5,286,400
Bank of America Corp.	1,496,000	18,415,760
Beam, Inc.	23,900	1,546,569
Berkshire Hathaway, Inc. Class B (a)	106,000	11,269,920
Biogen Idec, Inc. (a)	54,000	11,822,220
BlackRock, Inc. Class A	8,900	2,371,850
Cabela's, Inc. Class A (a)	153,000	9,822,600
Cabot Oil & Gas Corp.	428,000	29,125,400
Celgene Corp. (a)	81,000	9,563,670
Citigroup, Inc.	700,000	32,662,000
Cognizant Technology Solutions Corp. Class A (a)	8,700	563,760
Comcast Corp. Class A	355,000	14,661,500
Cummins, Inc.	7,000	744,730
Discovery Communications, Inc. (a)	269,000	21,202,580
Eastman Chemical Co.	427,000	28,459,550
eBay, Inc. (a)	135,800	7,114,562
Ecolab, Inc.	136,000	11,508,320
EQT Corp.	67,000	5,033,040
Estee Lauder Companies, Inc. Class A	194,800	13,509,380
Gap, Inc.	26,000	987,740
Gilead Sciences, Inc. (a)	343,000	17,369,520
Google, Inc. Class A (a)	39,000	32,158,230
H&R Block, Inc.	108,000	2,995,920
Home Depot, Inc.	241,000	17,677,350
Illumina, Inc. (a)	17,000	1,099,730
ITC Holdings Corp.	25,000	2,305,500
J.B. Hunt Transport Services, Inc.	165,600	11,769,192
Common Stocks - continued
	Shares	Value
United States of America - continued
Kansas City Southern	35,000	$ 3,817,450
Kroger Co.	236,300	8,123,994
Marin Software, Inc.	1,837	27,004
MasterCard, Inc. Class A	60,400	33,396,970
McCormick & Co., Inc. (non-vtg.)	18,000	1,294,920
Mead Johnson Nutrition Co. Class A	85,000	6,892,650
Medivation, Inc. (a)	248,000	13,072,080
Monsanto Co.	28,000	2,990,960
Netflix, Inc. (a)	27,000	5,833,890
Noble Energy, Inc.	78,000	8,836,620
Onyx Pharmaceuticals, Inc. (a)	189,000	17,917,200
Pioneer Natural Resources Co.	104,900	12,821,927
Post Holdings, Inc. (a)	55,000	2,408,450
Prestige Brands Holdings, Inc. (a)	304,000	8,192,800
PulteGroup, Inc. (a)	65,800	1,381,142
PVH Corp.	101,000	11,656,410
Regal-Beloit Corp.	27,500	2,162,050
Saia, Inc. (a)	106,000	4,337,520
SciQuest, Inc. (a)	115,000	2,628,900
Sempra Energy	66,000	5,468,100
ServiceNow, Inc.	118,000	4,833,280
SolarWinds, Inc. (a)	23,000	1,169,550
Southwest Airlines Co.	322,300	4,415,510
Spirit Airlines, Inc. (a)	38,000	1,014,600
SS&C Technologies Holdings, Inc. (a)	36,700	1,126,323
Teledyne Technologies, Inc. (a)	29,000	2,176,740
The Blackstone Group LP	323,000	6,637,650
The Cooper Companies, Inc.	86,400	9,538,560
The Travelers Companies, Inc.	132,000	11,274,120
The Walt Disney Co.	101,000	6,346,840
Toll Brothers, Inc. (a)	23,000	789,130
TripAdvisor, Inc. (a)	61,000	3,207,380
United Technologies Corp.	43,000	3,925,470
UnitedHealth Group, Inc.	92,000	5,513,560
Visa, Inc. Class A	57,000	9,602,220
Wal-Mart Stores, Inc.	187,100	14,541,412
Workday, Inc. Class A	136,300	8,539,195
Wyndham Worldwide Corp.	7,000	420,560
Yahoo!, Inc. (a)	141,000	3,486,930
TOTAL UNITED STATES OF AMERICA		621,992,036
TOTAL COMMON STOCKS (Cost $1,026,819,844)		1,251,592,488
Nonconvertible Preferred Stocks - 0.3%

Germany - 0.3%
Volkswagen AG	21,200	4,296,786

	Shares	Value
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	32,320,400	$ 50,205
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,198,076)		4,346,991
Convertible Bonds - 0.1%
	Principal Amount
United States of America - 0.1%
MGIC Investment Corp. 2% 4/1/20	$ 700,000	763,420
Radian Group, Inc. 2.25% 3/1/19	620,000	816,416
TOTAL CONVERTIBLE BONDS (Cost $1,320,000)		1,579,836
Government Obligations - 0.0%

United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.06% 7/5/13 (e) (Cost $449,960)	450,000	449,976
Money Market Funds - 6.3%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	47,306,044	47,306,044
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	34,694,113	34,694,113
TOTAL MONEY MARKET FUNDS (Cost $82,000,157)		82,000,157
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $1,113,788,037)		1,339,969,448
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(33,979,350)
NET ASSETS - 100%		$ 1,305,990,098
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
210 CME NIKKEI 225 Index Contracts (Japan)	June 2013	$ 14,605,500	$ 2,241,874

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $449,976.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,509
Fidelity Securities Lending Cash Central Fund	159,273
Total	$ 188,782
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 198,272,974	$ 163,552,907	$ 34,720,067	$ -
Consumer Staples	134,190,809	88,678,504	45,512,305	-
Energy	73,457,620	58,973,868	14,483,752	-
Financials	259,206,759	196,436,031	62,770,728	-
Health Care	170,988,530	147,586,452	23,402,078	-
Industrials	138,180,840	130,357,445	7,823,395	-
Information Technology	163,676,248	147,228,321	16,447,927	-
Materials	78,948,734	66,705,352	12,243,382	-
Telecommunication Services	24,812,270	12,708,739	12,103,531	-
Utilities	14,204,695	14,204,695	-	-
Corporate Bonds	1,579,836	-	1,579,836	-
Government Obligations	449,976	-	449,976	-
Money Market Funds	82,000,157	82,000,157	-	-
Total Investments in Securities:	$ 1,339,969,448	$ 1,108,432,471	$ 231,536,977	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 2,241,874	$ 2,241,874	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 61,045,172
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 2,241,874	$ -
Total Value of Derivatives	$ 2,241,874	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Worldwide Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $33,310,314) - See accompanying schedule: Unaffiliated issuers (cost $1,031,787,880)	$ 1,257,969,291
Fidelity Central Funds (cost $82,000,157)	82,000,157
Total Investments (cost $1,113,788,037)		$ 1,339,969,448
Foreign currency held at value (cost $131)		140
Receivable for investments sold		10,638,108
Receivable for fund shares sold		964,650
Dividends receivable		2,765,139
Interest receivable		4,114
Distributions receivable from Fidelity Central Funds		68,227
Receivable for daily variation margin on futures contracts		15,750
Prepaid expenses		901
Receivable from investment adviser for expense reductions		3,258
Other receivables		376,975
Total assets		1,354,806,710

Liabilities
Payable for investments purchased	$ 11,785,554
Payable for fund shares redeemed	1,155,958
Accrued management fee	826,483
Distribution and service plan fees payable	11,442
Other affiliated payables	273,208
Other payables and accrued expenses	69,854
Collateral on securities loaned, at value	34,694,113
Total liabilities		48,816,612

Net Assets		$ 1,305,990,098
Net Assets consist of:
Paid in capital		$ 1,045,224,001
Undistributed net investment income		2,031,862
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		30,362,827
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		228,371,408
Net Assets		$ 1,305,990,098

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($22,753,014 ÷ 1,015,047 shares)	$ 22.42

Maximum offering price per share (100/94.25 of $22.42)	$ 23.79
Class T: Net Asset Value and redemption price per share ($7,127,786 ÷ 319,237 shares)	$ 22.33

Maximum offering price per share (100/96.50 of $22.33)	$ 23.14
Class B: Net Asset Value and offering price per share ($574,537 ÷ 25,908 shares)A	$ 22.18

Class C: Net Asset Value and offering price per share ($8,103,045 ÷ 366,028 shares)A	$ 22.14

Worldwide: Net Asset Value, offering price and redemption price per share ($1,260,732,551 ÷ 55,839,945 shares)	$ 22.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,699,165 ÷ 297,772 shares)	$ 22.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Worldwide Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2013 (Unaudited)
Investment Income
Dividends		$ 10,084,542
Interest		4,242
Income from Fidelity Central Funds		188,782
Income before foreign taxes withheld		10,277,566
Less foreign taxes withheld		(482,700)
Total income		9,794,866

Expenses
Management fee Basic fee	$ 4,213,858
Performance adjustment	717,644
Transfer agent fees	1,301,326
Distribution and service plan fees	56,281
Accounting and security lending fees	274,301
Custodian fees and expenses	82,593
Independent trustees' compensation	3,802
Registration fees	75,061
Audit	33,537
Legal	2,646
Miscellaneous	4,685
Total expenses before reductions	6,765,734
Expense reductions	(302,727)	6,463,007
Net investment income (loss)		3,331,859
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	38,380,872
Foreign currency transactions	(90,587)
Futures contracts	1,357,487
Total net realized gain (loss)		39,647,772
Change in net unrealized appreciation (depreciation) on: Investment securities	123,314,048
Assets and liabilities in foreign currencies	20,796
Futures contracts	2,241,874
Total change in net unrealized appreciation (depreciation)		125,576,718
Net gain (loss)		165,224,490
Net increase (decrease) in net assets resulting from operations		$ 168,556,349

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,331,859	$ 9,012,042
Net realized gain (loss)	39,647,772	52,879,353
Change in net unrealized appreciation (depreciation)	125,576,718	45,589,333
Net increase (decrease) in net assets resulting from operations	168,556,349	107,480,728
Distributions to shareholders from net investment income	(8,778,976)	(4,089,511)
Distributions to shareholders from net realized gain	(4,461,887)	-
Total distributions	(13,240,863)	(4,089,511)
Share transactions - net increase (decrease)	38,829,567	(126,253,328)
Redemption fees	10,466	23,898
Total increase (decrease) in net assets	194,155,519	(22,838,213)

Net Assets
Beginning of period	1,111,834,579	1,134,672,792
End of period (including undistributed net investment income of $2,031,862 and undistributed net investment income of $7,478,979, respectively)	$ 1,305,990,098	$ 1,111,834,579

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.69	$ 17.89	$ 17.50	$ 14.96	$ 10.88
Income from Investment Operations
Net investment income (loss) E	.02	.10	.05	.03	(.01)
Net realized and unrealized gain (loss)	2.90	1.72	.47	2.63	4.09
Total from investment operations	2.92	1.82	.52	2.66	4.08
Distributions from net investment income	(.11)	(.02)	(.08)	(.10)	-
Distributions from net realized gain	(.08)	-	(.05)	(.02)	-
Total distributions	(.19)	(.02)	(.13)	(.12)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 22.42	$ 19.69	$ 17.89	$ 17.50	$ 14.96
Total Return B, C, D	14.95%	10.20%	2.94%	17.85%	37.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.46% A	1.43%	1.41%	1.43%	1.52% A
Expenses net of fee waivers, if any	1.46% A	1.43%	1.40%	1.43%	1.52% A
Expenses net of all reductions	1.41% A	1.41%	1.38%	1.41%	1.49% A
Net investment income (loss)	.23% A	.52%	.28%	.21%	(.06)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,753	$ 18,723	$ 13,153	$ 7,530	$ 993
Portfolio turnover rate G	181% A	186%	203%	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.61	$ 17.83	$ 17.46	$ 14.94	$ 10.88
Income from Investment Operations
Net investment income (loss) E	- J	.05	.01	(.01)	(.01)
Net realized and unrealized gain (loss)	2.87	1.73	.45	2.62	4.07
Total from investment operations	2.87	1.78	.46	2.61	4.06
Distributions from net investment income	(.07)	-	(.04)	(.08)	-
Distributions from net realized gain	(.08)	-	(.05)	(.02)	-
Total distributions	(.15)	-	(.09)	(.09) K	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 22.33	$ 19.61	$ 17.83	$ 17.46	$ 14.94
Total Return B, C, D	14.75%	9.98%	2.61%	17.53%	37.32%
Ratios to Average Net Assets F, I
Expenses before reductions	1.71% A	1.68%	1.66%	1.70%	1.73% A
Expenses net of fee waivers, if any	1.71% A	1.68%	1.65%	1.70%	1.73% A
Expenses net of all reductions	1.66% A	1.66%	1.63%	1.68%	1.70% A
Net investment income (loss)	(.03)% A	.26%	.03%	(.05)%	(.08)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,128	$ 5,550	$ 2,187	$ 1,120	$ 458
Portfolio turnover rate G	181% A	186%	203%	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.09 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.44	$ 17.77	$ 17.39	$ 14.89	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.05)	(.04)	(.09)	(.09)	(.03)
Net realized and unrealized gain (loss)	2.86	1.71	.47	2.61	4.04
Total from investment operations	2.81	1.67	.38	2.52	4.01
Distributions from net investment income	-	-	-	(.01)	-
Distributions from net realized gain	(.07)	-	-	(.01)	-
Total distributions	(.07)	-	-	(.02)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 22.18	$ 19.44	$ 17.77	$ 17.39	$ 14.89
Total Return B, C, D	14.50%	9.40%	2.19%	16.92%	36.86%
Ratios to Average Net Assets F, I
Expenses before reductions	2.20% A	2.18%	2.16%	2.19%	2.20% A
Expenses net of fee waivers, if any	2.20% A	2.18%	2.16%	2.19%	2.20% A
Expenses net of all reductions	2.15% A	2.16%	2.13%	2.17%	2.17% A
Net investment income (loss)	(.51)% A	(.23)%	(.47)%	(.55)%	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 575	$ 304	$ 256	$ 305	$ 224
Portfolio turnover rate G	181% A	186%	203%	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.41	$ 17.74	$ 17.36	$ 14.89	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.05)	(.04)	(.09)	(.09)	(.04)
Net realized and unrealized gain (loss)	2.85	1.71	.47	2.61	4.05
Total from investment operations	2.80	1.67	.38	2.52	4.01
Distributions from net investment income	-	-	-	(.03)	-
Distributions from net realized gain	(.07)	-	-	(.02)	-
Total distributions	(.07)	-	-	(.05)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 22.14	$ 19.41	$ 17.74	$ 17.36	$ 14.89
Total Return B, C, D	14.47%	9.41%	2.19%	16.94%	36.86%
Ratios to Average Net Assets F, I
Expenses before reductions	2.15% A	2.18%	2.16%	2.19%	2.18% A
Expenses net of fee waivers, if any	2.15% A	2.18%	2.15%	2.19%	2.18% A
Expenses net of all reductions	2.10% A	2.16%	2.13%	2.16%	2.15% A
Net investment income (loss)	(.46)% A	(.23)%	(.47)%	(.54)%	(.39)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,103	$ 1,726	$ 1,297	$ 710	$ 335
Portfolio turnover rate G	181% A	186%	203%	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Worldwide

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.85	$ 18.02	$ 17.58	$ 14.98	$ 13.40	$ 25.18
Income from Investment Operations
Net investment income (loss) D	.06	.16	.11	.08	.12	.16
Net realized and unrealized gain (loss)	2.91	1.74	.48	2.63	1.63	(9.44)
Total from investment operations	2.97	1.90	.59	2.71	1.75	(9.28)
Distributions from net investment income	(.16)	(.07)	(.10)	(.10)	(.17)	(.12)
Distributions from net realized gain	(.08)	-	(.05)	(.02)	-	(2.38)
Total distributions	(.24)	(.07)	(.15)	(.11) I	(.17)	(2.50)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 22.58	$ 19.85	$ 18.02	$ 17.58	$ 14.98	$ 13.40
Total Return B, C	15.11%	10.56%	3.32%	18.18%	13.39%	(40.66)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.12% A	1.11%	1.08%	1.15%	1.27%	1.21%
Expenses net of fee waivers, if any	1.12% A	1.11%	1.08%	1.15%	1.27%	1.21%
Expenses net of all reductions	1.07% A	1.09%	1.05%	1.12%	1.24%	1.19%
Net investment income (loss)	.57% A	.84%	.60%	.50%	.92%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,260,733	$ 1,081,240	$ 1,114,694	$ 1,087,928	$ 991,996	$ 934,885
Portfolio turnover rate F	181% A	186%	203%	166%	224%	264%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.11 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.015 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 19.78	$ 17.98	$ 17.57	$ 15.00	$ 10.88
Income from Investment Operations
Net investment income (loss) D	.05	.14	.10	.07	.06
Net realized and unrealized gain (loss)	2.90	1.74	.47	2.63	4.06
Total from investment operations	2.95	1.88	.57	2.70	4.12
Distributions from net investment income	(.15)	(.08)	(.11)	(.11)	-
Distributions from net realized gain	(.08)	-	(.05)	(.02)	-
Total distributions	(.23)	(.08)	(.16)	(.13)	-
Redemption fees added to paid in capital D, I	-	-	-	-	-
Net asset value, end of period	$ 22.50	$ 19.78	$ 17.98	$ 17.57	$ 15.00
Total Return B, C	15.07%	10.49%	3.23%	18.08%	37.87%
Ratios to Average Net Assets E, H
Expenses before reductions	1.20% A	1.18%	1.13%	1.21%	1.17% A
Expenses net of fee waivers, if any	1.20% A	1.18%	1.13%	1.21%	1.17% A
Expenses net of all reductions	1.15% A	1.16%	1.10%	1.19%	1.15% A
Net investment income (loss)	.49% A	.77%	.56%	.44%	.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,699	$ 4,291	$ 3,086	$ 335	$ 290
Portfolio turnover rate F	181% A	186%	203%	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Worldwide Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Worldwide and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 231,239,482
Gross unrealized depreciation	(10,613,120)
Net unrealized appreciation (depreciation) on securities and other investments	$ 220,626,362

Tax cost	$ 1,119,343,086

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market, and to fluctuations in currency values.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period, the Fund recognized net realized gain (loss) of $1,357,487 and a change in net unrealized appreciation (depreciation) of $2,241,874 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,087,314,428 and $1,053,466,097, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Worldwide as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .83% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 25,575	$ 1,165
Class T	.25%	.25%	15,834	128
Class B	.75%	.25%	2,061	1,546
Class C	.75%	.25%	12,811	3,089
			$ 56,281	$ 5,928

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,534
Class T	1,354
Class B*	171
Class C*	281
$ 7,340

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 30,881.30
Class T	9,822.31
Class B	619.30
Class C	3,510.27
Worldwide	1,249,431.22
Institutional Class	7,063.29
	$ 1,301,326

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $21,167 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,526 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $159,273, including $3,404 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $299,426 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody by $43.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $3,258.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 102,433	$ 16,598
Class T	21,835	-
Class B	-	-
Class C	-	-
Worldwide	8,622,428	4,059,519
Institutional Class	32,280	13,394
Total	$ 8,778,976	$ 4,089,511
From net realized gain
Class A	$ 75,180	$ -
Class T	23,606	-
Class B	1,126	-
Class C	6,545	-
Worldwide	4,338,328	-
Institutional Class	17,102	-
Total	$ 4,461,887	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	226,777	433,206	$ 4,772,768	$ 8,109,308
Reinvestment of distributions	6,945	720	138,266	12,524
Shares redeemed	(169,394)	(218,566)	(3,551,259)	(4,053,305)
Net increase (decrease)	64,328	215,360	$ 1,359,775	$ 4,068,527
Class T
Shares sold	70,117	202,603	$ 1,464,445	$ 3,780,147
Reinvestment of distributions	2,272	-	45,089	-
Shares redeemed	(36,205)	(42,181)	(766,788)	(800,428)
Net increase (decrease)	36,184	160,422	$ 742,746	$ 2,979,719
Class B
Shares sold	12,740	4,060	$ 266,821	$ 73,532
Reinvestment of distributions	53	-	1,043	-
Shares redeemed	(2,520)	(2,808)	(53,107)	(51,407)
Net increase (decrease)	10,273	1,252	$ 214,757	$ 22,125
Class C
Shares sold	285,376	38,075	$ 6,068,868	$ 696,495
Reinvestment of distributions	325	-	6,404	-
Shares redeemed	(8,627)	(22,245)	(180,172)	(407,626)
Net increase (decrease)	277,074	15,830	$ 5,895,100	$ 288,869
Worldwide
Shares sold	5,214,705	8,155,382	$ 110,139,848	$ 150,136,706
Reinvestment of distributions	628,809	226,349	12,588,791	3,956,581
Shares redeemed	(4,472,442)	(15,784,478)	(93,864,487)	(288,554,381)
Net increase (decrease)	1,371,072	(7,402,747)	$ 28,864,152	$ (134,461,094)
Institutional Class
Shares sold	105,187	111,552	$ 2,251,037	$ 2,100,045
Reinvestment of distributions	2,424	745	48,393	12,982
Shares redeemed	(26,748)	(67,062)	(546,393)	(1,264,501)
Net increase (decrease)	80,863	45,235	$ 1,753,037	$ 848,526

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited
Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AWLD-USAN-0613
1.883449.104

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Worldwide Fund

Institutional Class

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® Worldwide Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Worldwide Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.46%
Actual		$ 1,000.00	$ 1,149.50	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,017.55	$ 7.30
Class T	1.71%
Actual		$ 1,000.00	$ 1,147.50	$ 9.11
HypotheticalA		$ 1,000.00	$ 1,016.31	$ 8.55
Class B	2.20%
Actual		$ 1,000.00	$ 1,145.00	$ 11.70
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.15%
Actual		$ 1,000.00	$ 1,144.70	$ 11.43
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 10.74
Worldwide	1.12%
Actual		$ 1,000.00	$ 1,151.10	$ 5.97
HypotheticalA		$ 1,000.00	$ 1,019.24	$ 5.61
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,150.70	$ 6.40
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Worldwide Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
United States of America	50.3%
Japan	10.1%
United Kingdom	7.6%
France	4.4%
Germany	3.7%
Switzerland	3.0%
Ireland	2.9%
Canada	2.1%
Australia	1.8%
Other	14.1%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
United States of America	54.0%
United Kingdom	10.0%
Japan	7.4%
Germany	4.0%
France	3.8%
Switzerland	3.1%
Netherlands	1.4%
Australia	1.4%
Canada	1.4%
Other	13.5%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	97.3	95.6
Bonds	0.1	0.0
Short-Term Investments and Net Other Assets (Liabilities)	2.6	4.4
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
MasterCard, Inc. Class A (United States of America, IT Services)	2.6	3.1
Citigroup, Inc. (United States of America, Diversified Financial Services)	2.5	1.1
Google, Inc. Class A (United States of America, Internet Software & Services)	2.5	0.0
Cabot Oil & Gas Corp. (United States of America, Oil, Gas & Consumable Fuels)	2.2	1.2
Eastman Chemical Co. (United States of America, Chemicals)	2.2	0.1
Canadian Pacific Railway Ltd. (Canada, Road & Rail)	1.9	0.9
Discovery Communications, Inc. (United States of America, Media)	1.6	1.4
Amgen, Inc. (United States of America, Biotechnology)	1.5	1.8
Accenture PLC Class A (Ireland, IT Services)	1.4	0.5
Bank of America Corp. (United States of America, Diversified Financial Services)	1.4	0.0
	19.8
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.0	20.2
Consumer Discretionary	15.0	16.4
Health Care	13.1	11.6
Information Technology	12.5	12.2
Industrials	10.5	11.3
Consumer Staples	10.2	7.8
Materials	6.1	3.9
Energy	5.7	8.8
Telecommunication Services	2.1	2.5
Utilities	1.1	0.9

Semiannual Report

Fidelity Worldwide Fund

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Australia - 1.8%
Ansell Ltd.	142,537	$ 2,334,736
Australia & New Zealand Banking Group Ltd.	290,317	9,582,937
Commonwealth Bank of Australia	59,860	4,558,077
McMillan Shakespeare Ltd.	74,102	1,172,297
Ramsay Health Care Ltd.	105,887	3,511,640
Spark Infrastructure Group unit	1,274,589	2,365,246
TOTAL AUSTRALIA		23,524,933
Bailiwick of Jersey - 0.8%
Experian PLC	368,600	6,481,434
Wolseley PLC	90,926	4,495,666
TOTAL BAILIWICK OF JERSEY		10,977,100
Belgium - 0.9%
Anheuser-Busch InBev SA NV (d)	71,611	6,879,710
KBC Groupe SA	113,276	4,445,529
TOTAL BELGIUM		11,325,239
Bermuda - 0.4%
Cheung Kong Infrastructure Holdings Ltd.	310,000	2,249,054
Hongkong Land Holdings Ltd.	384,000	2,787,840
TOTAL BERMUDA		5,036,894
Brazil - 0.6%
Arezzo Industria e Comercio SA	63,900	1,346,507
Qualicorp SA (a)	329,000	3,203,259
Smiles SA	43,000	491,306
Souza Cruz SA	77,200	1,185,733
Totvs SA	68,100	1,280,481
TOTAL BRAZIL		7,507,286
British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S)	41,300	1,115,100
Canada - 2.1%
Canadian Pacific Railway Ltd.	202,000	25,175,562
Cott Corp.	132,000	1,450,434
InterOil Corp. (a)	10,500	830,760
TOTAL CANADA		27,456,756
Cayman Islands - 0.4%
51job, Inc. sponsored ADR (a)	5,821	335,290
Cimc Enric Holdings Ltd.	1,020,000	1,104,102
ENN Energy Holdings Ltd.	314,000	1,816,795
Eurasia Drilling Co. Ltd. GDR (Reg. S)	27,100	1,059,610
Greatview Aseptic Pack Co. Ltd.	1,799,000	1,075,670
TOTAL CAYMAN ISLANDS		5,391,467
Cyprus - 0.0%
Spdi Secure Property Develop (a)	31,822	30,894
Denmark - 0.6%
Novo Nordisk A/S Series B	43,016	7,571,884

	Shares	Value
Finland - 0.2%
Sampo Oyj (A Shares)	62,100	$ 2,478,013
France - 4.4%
Arkema SA	29,430	2,757,233
Atos Origin SA	24,076	1,675,709
BNP Paribas SA	73,930	4,119,391
Bureau Veritas SA	32,900	4,031,638
Danone SA	48,500	3,705,219
Edenred SA	63,800	2,124,061
Havas SA	233,800	1,428,977
Iliad SA	21,270	4,862,801
Lafarge SA (Bearer)	37,800	2,441,993
LVMH Moet Hennessy - Louis Vuitton SA	34,779	6,022,990
PPR SA	31,350	6,896,890
Remy Cointreau SA	17,900	2,084,125
Sanofi SA	92,152	9,963,068
Schneider Electric SA (d)	60,900	4,643,711
Technip SA	11,800	1,266,511
TOTAL FRANCE		58,024,317
Germany - 3.4%
Aareal Bank AG (a)	63,891	1,535,578
Allianz AG	23,424	3,456,545
BASF AG (d)	77,939	7,279,354
Bayer AG (d)	46,800	4,882,587
Bayerische Motoren Werke AG (BMW)	37,624	3,470,902
Brenntag AG	27,600	4,705,225
Deutsche Bank AG	59,000	2,715,948
Fresenius SE & Co. KGaA	15,800	1,981,320
GEA Group AG	59,653	2,017,814
GSW Immobilien AG	32,983	1,323,524
HeidelbergCement Finance AG	53,600	3,859,074
LEG Immobilien AG	19,100	1,051,427
MTU Aero Engines Holdings AG (d)	17,300	1,636,748
SAP AG	57,454	4,580,345
TOTAL GERMANY		44,496,391
Hong Kong - 1.0%
AIA Group Ltd.	1,790,200	7,947,319
Techtronic Industries Co. Ltd.	2,334,000	5,576,227
TOTAL HONG KONG		13,523,546
India - 0.7%
Apollo Hospitals Enterprise Ltd.	25,151	390,816
Housing Development Finance Corp. Ltd. (a)	292,606	4,619,779
Maruti Suzuki India Ltd.	51,848	1,681,806
Titan Industries Ltd. (a)	374,259	1,887,155
TOTAL INDIA		8,579,556
Indonesia - 0.3%
PT Bank Rakyat Indonesia Tbk	1,793,500	1,734,005
PT Media Nusantara Citra Tbk	2,557,500	822,028
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Sarana Menara Nusantara Tbk (a)	330,000	$ 877,396
PT Tower Bersama Infrastructure Tbk (a)	1,467,500	852,801
TOTAL INDONESIA		4,286,230
Ireland - 2.9%
Accenture PLC Class A	229,000	18,649,760
Alkermes PLC (a)	84,000	2,571,240
Eaton Corp. PLC	89,000	5,465,490
James Hardie Industries PLC CDI	365,087	3,837,845
Kerry Group PLC Class A	52,900	3,128,729
Paddy Power PLC (Ireland)	29,700	2,501,303
Trinity Biotech PLC sponsored ADR	102,000	1,630,980
TOTAL IRELAND		37,785,347
Italy - 0.7%
De Longhi SpA	141,700	2,147,902
ENI SpA	132,400	3,159,912
Moleskine SpA	397,400	955,648
Prada SpA	136,200	1,227,707
Tod's SpA (d)	10,858	1,575,799
TOTAL ITALY		9,066,968
Japan - 9.0%
ABC-MART, Inc.	70,200	2,629,715
AEON Financial Service Co. Ltd. (d)	40,000	1,199,240
Aozora Bank Ltd.	676,000	2,117,976
Cosmos Pharmaceutical Corp.	17,800	1,985,018
Credit Saison Co. Ltd.	11,900	348,094
Daito Trust Construction Co. Ltd.	13,300	1,289,582
Don Quijote Co. Ltd.	109,500	5,966,659
Fast Retailing Co. Ltd.	9,700	3,557,127
Hitachi Ltd.	530,000	3,387,148
Honda Motor Co. Ltd.	202,000	8,060,297
Japan Tobacco, Inc.	406,900	15,381,324
JSR Corp.	137,200	3,158,350
KDDI Corp.	53,000	2,548,629
Keyence Corp.	18,460	5,858,209
Miraca Holdings, Inc.	36,500	1,820,140
Mitsubishi Estate Co. Ltd.	153,000	4,983,382
Mitsubishi UFJ Financial Group, Inc.	1,209,700	8,207,626
Nomura Holdings, Inc.	332,900	2,720,693
ORIX Corp.	401,500	6,160,740
Park24 Co. Ltd.	83,900	1,692,931
Rakuten, Inc.	391,500	4,175,877
Santen Pharmaceutical Co. Ltd.	41,900	2,103,170
Seven & i Holdings Co. Ltd.	66,500	2,558,000
Seven Bank Ltd.	520,900	1,849,678
Shinsei Bank Ltd.	1,825,000	5,122,231
Ship Healthcare Holdings, Inc.	50,500	1,943,816
SMC Corp.	11,900	2,385,624
Softbank Corp.	73,100	3,625,317
Suzuki Motor Corp.	108,600	2,790,607
Toyota Motor Corp.	74,100	4,300,605

	Shares	Value
Unicharm Corp.	38,600	$ 2,495,930
USS Co. Ltd.	12,140	1,557,374
TOTAL JAPAN		117,981,109
Korea (South) - 0.8%
Hyundai Motor Co.	9,556	1,730,577
LG Household & Health Care Ltd.	3,511	1,972,847
NHN Corp.	3,893	1,046,040
Orion Corp.	742	784,697
Samsung Electronics Co. Ltd.	3,934	5,428,126
TOTAL KOREA (SOUTH)		10,962,287
Luxembourg - 0.4%
Brait SA	360,653	1,473,398
Samsonite International SA	1,292,100	3,180,236
TOTAL LUXEMBOURG		4,653,634
Mexico - 0.4%
Alsea S.A.B. de CV	786,200	2,403,477
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	29,400	3,333,666
TOTAL MEXICO		5,737,143
Netherlands - 1.2%
AEGON NV	292,700	1,955,162
ASML Holding NV (d)	45,507	3,384,356
Koninklijke Philips Electronics NV	135,300	3,744,840
LyondellBasell Industries NV Class A	29,000	1,760,300
Randstad Holding NV	44,718	1,861,851
Yandex NV (a)	98,600	2,537,964
TOTAL NETHERLANDS		15,244,473
New Zealand - 0.2%
Ryman Healthcare Group Ltd.	459,616	2,403,155
Norway - 0.5%
DnB ASA (d)	365,200	5,968,976
Philippines - 0.2%
Alliance Global Group, Inc.	3,433,100	1,976,065
Poland - 0.3%
Eurocash SA	215,900	3,887,751
Puerto Rico - 0.0%
EVERTEC, Inc.	15,700	314,785
Russia - 0.3%
Mobile TeleSystems OJSC sponsored ADR	178,700	3,699,090
Singapore - 0.2%
Global Logistic Properties Ltd.	1,015,000	2,274,417
South Africa - 0.3%
Clicks Group Ltd.	226,213	1,441,955
Distell Group Ltd.	126,410	1,784,827
Nampak Ltd.	200,000	735,053
TOTAL SOUTH AFRICA		3,961,835
Common Stocks - continued
	Shares	Value
Spain - 1.0%
Amadeus IT Holding SA Class A	63,100	$ 1,862,676
Banco Bilbao Vizcaya Argentaria SA	488,508	4,755,413
Banco Bilbao Vizcaya Argentaria SA	8,723	84,665
Grifols SA ADR	75,442	2,356,054
Inditex SA (d)	28,781	3,868,015
TOTAL SPAIN		12,926,823
Sweden - 1.3%
ASSA ABLOY AB (B Shares)	81,800	3,257,586
Intrum Justitia AB	115,000	2,368,829
Nordea Bank AB	274,400	3,287,609
Svenska Cellulosa AB (SCA) (B Shares)	94,200	2,446,187
Svenska Handelsbanken AB (A Shares)	115,600	5,251,100
TOTAL SWEDEN		16,611,311
Switzerland - 3.0%
ACE Ltd.	7,000	623,980
Dufry AG (a)	9,470	1,261,920
Lonza Group AG	47,211	3,287,709
Partners Group Holding AG	13,818	3,544,411
Roche Holding AG (participation certificate)	23,638	5,908,229
Schindler Holding AG (participation certificate)	33,294	4,991,593
SGS SA (Reg.)	780	1,884,986
Swatch Group AG (Bearer)	2,200	1,259,948
Syngenta AG (Switzerland)	11,110	4,749,741
UBS AG	362,240	6,461,790
Zurich Insurance Group AG	20,820	5,812,940
TOTAL SWITZERLAND		39,787,247
Taiwan - 0.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	706,000	2,622,225
Turkey - 0.1%
Boyner Buyuk Magazacilik A/S (a)	280,000	1,068,303
United Kingdom - 7.6%
Aberdeen Asset Management PLC	355,842	2,480,177
Barclays PLC	1,131,413	5,048,907
Bellway PLC	29,100	607,973
BHP Billiton PLC	154,101	4,335,291
British American Tobacco PLC (United Kingdom)	157,600	8,736,597
British Land Co. PLC	337,095	3,112,960
Diageo PLC	244,804	7,475,726
Hikma Pharmaceuticals PLC	121,783	1,848,207
HSBC Holdings PLC (United Kingdom)	715,328	7,834,266
Intertek Group PLC	55,600	2,856,996
Jazztel PLC (a)	129,317	972,436
Legal & General Group PLC	1,042,582	2,745,044
London Stock Exchange Group PLC	93,500	1,947,645
Meggitt PLC	416,600	3,032,431
Next PLC	57,000	3,859,500

	Shares	Value
Ocado Group PLC (a)(d)	861,000	$ 2,273,638
Persimmon PLC	129,000	2,164,127
Rolls-Royce Group PLC	271,600	4,767,355
Rolls-Royce Group PLC (C Shares) (a)	20,641,600	32,064
Rotork PLC	44,510	2,011,271
Royal Dutch Shell PLC Class B (United Kingdom)	322,824	11,323,840
SABMiller PLC	92,100	4,962,159
Standard Chartered PLC (United Kingdom)	128,626	3,230,785
Taylor Wimpey PLC	769,700	1,111,921
The Restaurant Group PLC	85,300	638,521
The Weir Group PLC	47,100	1,612,508
Ultra Electronics Holdings PLC	36,900	945,757
Vodafone Group PLC	1,943,300	5,929,585
Vodafone Group PLC sponsored ADR	47,212	1,444,215
TOTAL UNITED KINGDOM		99,341,902
United States of America - 47.6%
AbbVie, Inc.	78,000	3,591,900
Actavis, Inc. (a)	19,100	2,019,443
AMC Networks, Inc. Class A (a)	23,000	1,449,230
American International Group, Inc. (a)	25,000	1,035,500
American Tower Corp.	159,600	13,404,804
Ameriprise Financial, Inc.	105,400	7,855,462
Amgen, Inc.	189,700	19,768,637
Amphenol Corp. Class A	70,000	5,286,400
Bank of America Corp.	1,496,000	18,415,760
Beam, Inc.	23,900	1,546,569
Berkshire Hathaway, Inc. Class B (a)	106,000	11,269,920
Biogen Idec, Inc. (a)	54,000	11,822,220
BlackRock, Inc. Class A	8,900	2,371,850
Cabela's, Inc. Class A (a)	153,000	9,822,600
Cabot Oil & Gas Corp.	428,000	29,125,400
Celgene Corp. (a)	81,000	9,563,670
Citigroup, Inc.	700,000	32,662,000
Cognizant Technology Solutions Corp. Class A (a)	8,700	563,760
Comcast Corp. Class A	355,000	14,661,500
Cummins, Inc.	7,000	744,730
Discovery Communications, Inc. (a)	269,000	21,202,580
Eastman Chemical Co.	427,000	28,459,550
eBay, Inc. (a)	135,800	7,114,562
Ecolab, Inc.	136,000	11,508,320
EQT Corp.	67,000	5,033,040
Estee Lauder Companies, Inc. Class A	194,800	13,509,380
Gap, Inc.	26,000	987,740
Gilead Sciences, Inc. (a)	343,000	17,369,520
Google, Inc. Class A (a)	39,000	32,158,230
H&R Block, Inc.	108,000	2,995,920
Home Depot, Inc.	241,000	17,677,350
Illumina, Inc. (a)	17,000	1,099,730
ITC Holdings Corp.	25,000	2,305,500
J.B. Hunt Transport Services, Inc.	165,600	11,769,192
Common Stocks - continued
	Shares	Value
United States of America - continued
Kansas City Southern	35,000	$ 3,817,450
Kroger Co.	236,300	8,123,994
Marin Software, Inc.	1,837	27,004
MasterCard, Inc. Class A	60,400	33,396,970
McCormick & Co., Inc. (non-vtg.)	18,000	1,294,920
Mead Johnson Nutrition Co. Class A	85,000	6,892,650
Medivation, Inc. (a)	248,000	13,072,080
Monsanto Co.	28,000	2,990,960
Netflix, Inc. (a)	27,000	5,833,890
Noble Energy, Inc.	78,000	8,836,620
Onyx Pharmaceuticals, Inc. (a)	189,000	17,917,200
Pioneer Natural Resources Co.	104,900	12,821,927
Post Holdings, Inc. (a)	55,000	2,408,450
Prestige Brands Holdings, Inc. (a)	304,000	8,192,800
PulteGroup, Inc. (a)	65,800	1,381,142
PVH Corp.	101,000	11,656,410
Regal-Beloit Corp.	27,500	2,162,050
Saia, Inc. (a)	106,000	4,337,520
SciQuest, Inc. (a)	115,000	2,628,900
Sempra Energy	66,000	5,468,100
ServiceNow, Inc.	118,000	4,833,280
SolarWinds, Inc. (a)	23,000	1,169,550
Southwest Airlines Co.	322,300	4,415,510
Spirit Airlines, Inc. (a)	38,000	1,014,600
SS&C Technologies Holdings, Inc. (a)	36,700	1,126,323
Teledyne Technologies, Inc. (a)	29,000	2,176,740
The Blackstone Group LP	323,000	6,637,650
The Cooper Companies, Inc.	86,400	9,538,560
The Travelers Companies, Inc.	132,000	11,274,120
The Walt Disney Co.	101,000	6,346,840
Toll Brothers, Inc. (a)	23,000	789,130
TripAdvisor, Inc. (a)	61,000	3,207,380
United Technologies Corp.	43,000	3,925,470
UnitedHealth Group, Inc.	92,000	5,513,560
Visa, Inc. Class A	57,000	9,602,220
Wal-Mart Stores, Inc.	187,100	14,541,412
Workday, Inc. Class A	136,300	8,539,195
Wyndham Worldwide Corp.	7,000	420,560
Yahoo!, Inc. (a)	141,000	3,486,930
TOTAL UNITED STATES OF AMERICA		621,992,036
TOTAL COMMON STOCKS (Cost $1,026,819,844)		1,251,592,488
Nonconvertible Preferred Stocks - 0.3%

Germany - 0.3%
Volkswagen AG	21,200	4,296,786

	Shares	Value
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	32,320,400	$ 50,205
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,198,076)		4,346,991
Convertible Bonds - 0.1%
	Principal Amount
United States of America - 0.1%
MGIC Investment Corp. 2% 4/1/20	$ 700,000	763,420
Radian Group, Inc. 2.25% 3/1/19	620,000	816,416
TOTAL CONVERTIBLE BONDS (Cost $1,320,000)		1,579,836
Government Obligations - 0.0%

United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.06% 7/5/13 (e) (Cost $449,960)	450,000	449,976
Money Market Funds - 6.3%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	47,306,044	47,306,044
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	34,694,113	34,694,113
TOTAL MONEY MARKET FUNDS (Cost $82,000,157)		82,000,157
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $1,113,788,037)		1,339,969,448
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(33,979,350)
NET ASSETS - 100%		$ 1,305,990,098
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
210 CME NIKKEI 225 Index Contracts (Japan)	June 2013	$ 14,605,500	$ 2,241,874

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $449,976.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,509
Fidelity Securities Lending Cash Central Fund	159,273
Total	$ 188,782
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 198,272,974	$ 163,552,907	$ 34,720,067	$ -
Consumer Staples	134,190,809	88,678,504	45,512,305	-
Energy	73,457,620	58,973,868	14,483,752	-
Financials	259,206,759	196,436,031	62,770,728	-
Health Care	170,988,530	147,586,452	23,402,078	-
Industrials	138,180,840	130,357,445	7,823,395	-
Information Technology	163,676,248	147,228,321	16,447,927	-
Materials	78,948,734	66,705,352	12,243,382	-
Telecommunication Services	24,812,270	12,708,739	12,103,531	-
Utilities	14,204,695	14,204,695	-	-
Corporate Bonds	1,579,836	-	1,579,836	-
Government Obligations	449,976	-	449,976	-
Money Market Funds	82,000,157	82,000,157	-	-
Total Investments in Securities:	$ 1,339,969,448	$ 1,108,432,471	$ 231,536,977	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 2,241,874	$ 2,241,874	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 61,045,172
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 2,241,874	$ -
Total Value of Derivatives	$ 2,241,874	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Worldwide Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $33,310,314) - See accompanying schedule: Unaffiliated issuers (cost $1,031,787,880)	$ 1,257,969,291
Fidelity Central Funds (cost $82,000,157)	82,000,157
Total Investments (cost $1,113,788,037)		$ 1,339,969,448
Foreign currency held at value (cost $131)		140
Receivable for investments sold		10,638,108
Receivable for fund shares sold		964,650
Dividends receivable		2,765,139
Interest receivable		4,114
Distributions receivable from Fidelity Central Funds		68,227
Receivable for daily variation margin on futures contracts		15,750
Prepaid expenses		901
Receivable from investment adviser for expense reductions		3,258
Other receivables		376,975
Total assets		1,354,806,710

Liabilities
Payable for investments purchased	$ 11,785,554
Payable for fund shares redeemed	1,155,958
Accrued management fee	826,483
Distribution and service plan fees payable	11,442
Other affiliated payables	273,208
Other payables and accrued expenses	69,854
Collateral on securities loaned, at value	34,694,113
Total liabilities		48,816,612

Net Assets		$ 1,305,990,098
Net Assets consist of:
Paid in capital		$ 1,045,224,001
Undistributed net investment income		2,031,862
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		30,362,827
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		228,371,408
Net Assets		$ 1,305,990,098

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($22,753,014 ÷ 1,015,047 shares)	$ 22.42

Maximum offering price per share (100/94.25 of $22.42)	$ 23.79
Class T: Net Asset Value and redemption price per share ($7,127,786 ÷ 319,237 shares)	$ 22.33

Maximum offering price per share (100/96.50 of $22.33)	$ 23.14
Class B: Net Asset Value and offering price per share ($574,537 ÷ 25,908 shares)A	$ 22.18

Class C: Net Asset Value and offering price per share ($8,103,045 ÷ 366,028 shares)A	$ 22.14

Worldwide: Net Asset Value, offering price and redemption price per share ($1,260,732,551 ÷ 55,839,945 shares)	$ 22.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,699,165 ÷ 297,772 shares)	$ 22.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Worldwide Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2013 (Unaudited)
Investment Income
Dividends		$ 10,084,542
Interest		4,242
Income from Fidelity Central Funds		188,782
Income before foreign taxes withheld		10,277,566
Less foreign taxes withheld		(482,700)
Total income		9,794,866

Expenses
Management fee Basic fee	$ 4,213,858
Performance adjustment	717,644
Transfer agent fees	1,301,326
Distribution and service plan fees	56,281
Accounting and security lending fees	274,301
Custodian fees and expenses	82,593
Independent trustees' compensation	3,802
Registration fees	75,061
Audit	33,537
Legal	2,646
Miscellaneous	4,685
Total expenses before reductions	6,765,734
Expense reductions	(302,727)	6,463,007
Net investment income (loss)		3,331,859
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	38,380,872
Foreign currency transactions	(90,587)
Futures contracts	1,357,487
Total net realized gain (loss)		39,647,772
Change in net unrealized appreciation (depreciation) on: Investment securities	123,314,048
Assets and liabilities in foreign currencies	20,796
Futures contracts	2,241,874
Total change in net unrealized appreciation (depreciation)		125,576,718
Net gain (loss)		165,224,490
Net increase (decrease) in net assets resulting from operations		$ 168,556,349

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,331,859	$ 9,012,042
Net realized gain (loss)	39,647,772	52,879,353
Change in net unrealized appreciation (depreciation)	125,576,718	45,589,333
Net increase (decrease) in net assets resulting from operations	168,556,349	107,480,728
Distributions to shareholders from net investment income	(8,778,976)	(4,089,511)
Distributions to shareholders from net realized gain	(4,461,887)	-
Total distributions	(13,240,863)	(4,089,511)
Share transactions - net increase (decrease)	38,829,567	(126,253,328)
Redemption fees	10,466	23,898
Total increase (decrease) in net assets	194,155,519	(22,838,213)

Net Assets
Beginning of period	1,111,834,579	1,134,672,792
End of period (including undistributed net investment income of $2,031,862 and undistributed net investment income of $7,478,979, respectively)	$ 1,305,990,098	$ 1,111,834,579

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.69	$ 17.89	$ 17.50	$ 14.96	$ 10.88
Income from Investment Operations
Net investment income (loss) E	.02	.10	.05	.03	(.01)
Net realized and unrealized gain (loss)	2.90	1.72	.47	2.63	4.09
Total from investment operations	2.92	1.82	.52	2.66	4.08
Distributions from net investment income	(.11)	(.02)	(.08)	(.10)	-
Distributions from net realized gain	(.08)	-	(.05)	(.02)	-
Total distributions	(.19)	(.02)	(.13)	(.12)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 22.42	$ 19.69	$ 17.89	$ 17.50	$ 14.96
Total Return B, C, D	14.95%	10.20%	2.94%	17.85%	37.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.46% A	1.43%	1.41%	1.43%	1.52% A
Expenses net of fee waivers, if any	1.46% A	1.43%	1.40%	1.43%	1.52% A
Expenses net of all reductions	1.41% A	1.41%	1.38%	1.41%	1.49% A
Net investment income (loss)	.23% A	.52%	.28%	.21%	(.06)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,753	$ 18,723	$ 13,153	$ 7,530	$ 993
Portfolio turnover rate G	181% A	186%	203%	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.61	$ 17.83	$ 17.46	$ 14.94	$ 10.88
Income from Investment Operations
Net investment income (loss) E	- J	.05	.01	(.01)	(.01)
Net realized and unrealized gain (loss)	2.87	1.73	.45	2.62	4.07
Total from investment operations	2.87	1.78	.46	2.61	4.06
Distributions from net investment income	(.07)	-	(.04)	(.08)	-
Distributions from net realized gain	(.08)	-	(.05)	(.02)	-
Total distributions	(.15)	-	(.09)	(.09) K	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 22.33	$ 19.61	$ 17.83	$ 17.46	$ 14.94
Total Return B, C, D	14.75%	9.98%	2.61%	17.53%	37.32%
Ratios to Average Net Assets F, I
Expenses before reductions	1.71% A	1.68%	1.66%	1.70%	1.73% A
Expenses net of fee waivers, if any	1.71% A	1.68%	1.65%	1.70%	1.73% A
Expenses net of all reductions	1.66% A	1.66%	1.63%	1.68%	1.70% A
Net investment income (loss)	(.03)% A	.26%	.03%	(.05)%	(.08)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,128	$ 5,550	$ 2,187	$ 1,120	$ 458
Portfolio turnover rate G	181% A	186%	203%	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.09 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.44	$ 17.77	$ 17.39	$ 14.89	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.05)	(.04)	(.09)	(.09)	(.03)
Net realized and unrealized gain (loss)	2.86	1.71	.47	2.61	4.04
Total from investment operations	2.81	1.67	.38	2.52	4.01
Distributions from net investment income	-	-	-	(.01)	-
Distributions from net realized gain	(.07)	-	-	(.01)	-
Total distributions	(.07)	-	-	(.02)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 22.18	$ 19.44	$ 17.77	$ 17.39	$ 14.89
Total Return B, C, D	14.50%	9.40%	2.19%	16.92%	36.86%
Ratios to Average Net Assets F, I
Expenses before reductions	2.20% A	2.18%	2.16%	2.19%	2.20% A
Expenses net of fee waivers, if any	2.20% A	2.18%	2.16%	2.19%	2.20% A
Expenses net of all reductions	2.15% A	2.16%	2.13%	2.17%	2.17% A
Net investment income (loss)	(.51)% A	(.23)%	(.47)%	(.55)%	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 575	$ 304	$ 256	$ 305	$ 224
Portfolio turnover rate G	181% A	186%	203%	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.41	$ 17.74	$ 17.36	$ 14.89	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.05)	(.04)	(.09)	(.09)	(.04)
Net realized and unrealized gain (loss)	2.85	1.71	.47	2.61	4.05
Total from investment operations	2.80	1.67	.38	2.52	4.01
Distributions from net investment income	-	-	-	(.03)	-
Distributions from net realized gain	(.07)	-	-	(.02)	-
Total distributions	(.07)	-	-	(.05)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 22.14	$ 19.41	$ 17.74	$ 17.36	$ 14.89
Total Return B, C, D	14.47%	9.41%	2.19%	16.94%	36.86%
Ratios to Average Net Assets F, I
Expenses before reductions	2.15% A	2.18%	2.16%	2.19%	2.18% A
Expenses net of fee waivers, if any	2.15% A	2.18%	2.15%	2.19%	2.18% A
Expenses net of all reductions	2.10% A	2.16%	2.13%	2.16%	2.15% A
Net investment income (loss)	(.46)% A	(.23)%	(.47)%	(.54)%	(.39)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,103	$ 1,726	$ 1,297	$ 710	$ 335
Portfolio turnover rate G	181% A	186%	203%	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Worldwide

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.85	$ 18.02	$ 17.58	$ 14.98	$ 13.40	$ 25.18
Income from Investment Operations
Net investment income (loss) D	.06	.16	.11	.08	.12	.16
Net realized and unrealized gain (loss)	2.91	1.74	.48	2.63	1.63	(9.44)
Total from investment operations	2.97	1.90	.59	2.71	1.75	(9.28)
Distributions from net investment income	(.16)	(.07)	(.10)	(.10)	(.17)	(.12)
Distributions from net realized gain	(.08)	-	(.05)	(.02)	-	(2.38)
Total distributions	(.24)	(.07)	(.15)	(.11) I	(.17)	(2.50)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 22.58	$ 19.85	$ 18.02	$ 17.58	$ 14.98	$ 13.40
Total Return B, C	15.11%	10.56%	3.32%	18.18%	13.39%	(40.66)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.12% A	1.11%	1.08%	1.15%	1.27%	1.21%
Expenses net of fee waivers, if any	1.12% A	1.11%	1.08%	1.15%	1.27%	1.21%
Expenses net of all reductions	1.07% A	1.09%	1.05%	1.12%	1.24%	1.19%
Net investment income (loss)	.57% A	.84%	.60%	.50%	.92%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,260,733	$ 1,081,240	$ 1,114,694	$ 1,087,928	$ 991,996	$ 934,885
Portfolio turnover rate F	181% A	186%	203%	166%	224%	264%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.11 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.015 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 19.78	$ 17.98	$ 17.57	$ 15.00	$ 10.88
Income from Investment Operations
Net investment income (loss) D	.05	.14	.10	.07	.06
Net realized and unrealized gain (loss)	2.90	1.74	.47	2.63	4.06
Total from investment operations	2.95	1.88	.57	2.70	4.12
Distributions from net investment income	(.15)	(.08)	(.11)	(.11)	-
Distributions from net realized gain	(.08)	-	(.05)	(.02)	-
Total distributions	(.23)	(.08)	(.16)	(.13)	-
Redemption fees added to paid in capital D, I	-	-	-	-	-
Net asset value, end of period	$ 22.50	$ 19.78	$ 17.98	$ 17.57	$ 15.00
Total Return B, C	15.07%	10.49%	3.23%	18.08%	37.87%
Ratios to Average Net Assets E, H
Expenses before reductions	1.20% A	1.18%	1.13%	1.21%	1.17% A
Expenses net of fee waivers, if any	1.20% A	1.18%	1.13%	1.21%	1.17% A
Expenses net of all reductions	1.15% A	1.16%	1.10%	1.19%	1.15% A
Net investment income (loss)	.49% A	.77%	.56%	.44%	.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,699	$ 4,291	$ 3,086	$ 335	$ 290
Portfolio turnover rate F	181% A	186%	203%	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Worldwide Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Worldwide and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 231,239,482
Gross unrealized depreciation	(10,613,120)
Net unrealized appreciation (depreciation) on securities and other investments	$ 220,626,362

Tax cost	$ 1,119,343,086

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market, and to fluctuations in currency values.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period, the Fund recognized net realized gain (loss) of $1,357,487 and a change in net unrealized appreciation (depreciation) of $2,241,874 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,087,314,428 and $1,053,466,097, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Worldwide as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .83% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 25,575	$ 1,165
Class T	.25%	.25%	15,834	128
Class B	.75%	.25%	2,061	1,546
Class C	.75%	.25%	12,811	3,089
			$ 56,281	$ 5,928

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,534
Class T	1,354
Class B*	171
Class C*	281
$ 7,340

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 30,881.30
Class T	9,822.31
Class B	619.30
Class C	3,510.27
Worldwide	1,249,431.22
Institutional Class	7,063.29
	$ 1,301,326

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $21,167 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,526 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $159,273, including $3,404 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $299,426 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody by $43.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $3,258.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 102,433	$ 16,598
Class T	21,835	-
Class B	-	-
Class C	-	-
Worldwide	8,622,428	4,059,519
Institutional Class	32,280	13,394
Total	$ 8,778,976	$ 4,089,511
From net realized gain
Class A	$ 75,180	$ -
Class T	23,606	-
Class B	1,126	-
Class C	6,545	-
Worldwide	4,338,328	-
Institutional Class	17,102	-
Total	$ 4,461,887	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	226,777	433,206	$ 4,772,768	$ 8,109,308
Reinvestment of distributions	6,945	720	138,266	12,524
Shares redeemed	(169,394)	(218,566)	(3,551,259)	(4,053,305)
Net increase (decrease)	64,328	215,360	$ 1,359,775	$ 4,068,527
Class T
Shares sold	70,117	202,603	$ 1,464,445	$ 3,780,147
Reinvestment of distributions	2,272	-	45,089	-
Shares redeemed	(36,205)	(42,181)	(766,788)	(800,428)
Net increase (decrease)	36,184	160,422	$ 742,746	$ 2,979,719
Class B
Shares sold	12,740	4,060	$ 266,821	$ 73,532
Reinvestment of distributions	53	-	1,043	-
Shares redeemed	(2,520)	(2,808)	(53,107)	(51,407)
Net increase (decrease)	10,273	1,252	$ 214,757	$ 22,125
Class C
Shares sold	285,376	38,075	$ 6,068,868	$ 696,495
Reinvestment of distributions	325	-	6,404	-
Shares redeemed	(8,627)	(22,245)	(180,172)	(407,626)
Net increase (decrease)	277,074	15,830	$ 5,895,100	$ 288,869
Worldwide
Shares sold	5,214,705	8,155,382	$ 110,139,848	$ 150,136,706
Reinvestment of distributions	628,809	226,349	12,588,791	3,956,581
Shares redeemed	(4,472,442)	(15,784,478)	(93,864,487)	(288,554,381)
Net increase (decrease)	1,371,072	(7,402,747)	$ 28,864,152	$ (134,461,094)
Institutional Class
Shares sold	105,187	111,552	$ 2,251,037	$ 2,100,045
Reinvestment of distributions	2,424	745	48,393	12,982
Shares redeemed	(26,748)	(67,062)	(546,393)	(1,264,501)
Net increase (decrease)	80,863	45,235	$ 1,753,037	$ 848,526

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited
Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AWLDI-USAN-0613
1.883439.104

Fidelity®

Diversified International
Fund -

Class K

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Diversified International Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Diversified International	.94%
Actual		$ 1,000.00	$ 1,146.30	$ 5.00
HypotheticalA		$ 1,000.00	$ 1,020.13	$ 4.71
Class K	.80%
Actual		$ 1,000.00	$ 1,147.00	$ 4.26
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Diversified International Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
United Kingdom	17.0%
Japan	15.6%
United States of America	10.3%
Germany	9.6%
France	7.6%
Switzerland	5.5%
Australia	4.0%
Canada	3.1%
Netherlands	3.0%
Other	24.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
United Kingdom	16.5%
Japan	14.0%
United States of America	10.0%
Germany	8.9%
France	8.4%
Switzerland	5.3%
Australia	4.3%
Spain	3.3%
Canada	3.3%
Other	26.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	95.3	94.7
Investment Companies	0.5	0.0
Short-Term Investments and Net Other Assets (Liabilities)	4.2	5.3
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Sanofi SA (France, Pharmaceuticals)	2.7	2.6
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.0	2.6
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	2.0	1.9
ORIX Corp. (Japan, Diversified Financial Services)	1.9	1.5
Nestle SA (Switzerland, Food Products)	1.8	1.8
Royal Dutch Shell PLC Class B sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	1.7	2.3
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.7	1.3
Japan Tobacco, Inc. (Japan, Tobacco)	1.6	1.3
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.6	2.2
BHP Billiton Ltd. sponsored ADR (Australia, Metals & Mining)	1.5	2.1
	18.5
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.3	14.9
Consumer Discretionary	15.2	15.2
Consumer Staples	15.1	13.8
Health Care	13.5	12.5
Information Technology	8.5	10.6
Industrials	6.9	7.5
Materials	6.9	8.2
Energy	4.2	6.8
Telecommunication Services	3.8	4.7
Utilities	0.0	0.5

Semiannual Report

Fidelity Diversified International Fund

Investments April 30, 2013

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares	Value
Australia - 4.0%
Ansell Ltd.	2,715,502	$ 44,479,543
Australia & New Zealand Banking Group Ltd.	7,239,502	238,965,304
BHP Billiton Ltd. sponsored ADR (d)	5,463,364	367,247,328
CSL Ltd.	2,093,966	136,674,484
Telstra Corp. Ltd.	15,200,454	78,476,387
Westfield Group unit	8,803,047	106,319,284
TOTAL AUSTRALIA		972,162,330
Bailiwick of Guernsey - 0.5%
Resolution Ltd.	27,838,383	114,117,623
Bailiwick of Jersey - 1.4%
Experian PLC	9,868,172	173,521,166
Informa PLC	3,074,471	22,827,987
Wolseley PLC	1,184,708	58,575,672
WPP PLC	5,734,509	94,804,802
TOTAL BAILIWICK OF JERSEY		349,729,627
Belgium - 2.2%
Anheuser-Busch InBev SA NV (d)	4,035,330	387,676,461
Anheuser-Busch InBev SA NV (strip VVPR)	5,250,900	6,915
KBC Groupe SA	3,449,417	135,372,750
UCB SA (d)	410,500	24,262,486
TOTAL BELGIUM		547,318,612
Bermuda - 0.2%
Bunge Ltd.	530,800	38,329,068
Brazil - 0.2%
Qualicorp SA (a)	1,394,900	13,581,233
Smiles SA	800,300	9,144,000
Souza Cruz SA	2,325,500	35,717,913
TOTAL BRAZIL		58,443,146
Canada - 3.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,173,627	132,063,833
Canadian Natural Resources Ltd.	3,206,500	94,051,392
CGI Group, Inc. Class A (sub. vtg.) (a)	3,844,300	121,726,309
Fairfax Financial Holdings Ltd. (sub. vtg.)	161,600	64,827,674
Franco-Nevada Corp.	1,204,100	52,421,287
Painted Pony Petroleum Ltd. (e)(f)	1,984,700	19,266,828
Painted Pony Petroleum Ltd. Class A (a)(e)	3,983,070	38,666,360
Suncor Energy, Inc.	3,362,300	104,828,868
Tourmaline Oil Corp. (a)	1,416,200	56,186,921
TransForce, Inc.	1,063,300	20,982,087
Valeant Pharmaceuticals International, Inc. (Canada) (a)	779,200	59,167,998
TOTAL CANADA		764,189,557
Cayman Islands - 1.3%
Baidu.com, Inc. sponsored ADR (a)	1,195,603	102,642,518

	Shares	Value
Hengan International Group Co. Ltd.	5,107,500	$ 52,785,255
MGM China Holdings Ltd.	5,476,000	12,913,513
New Oriental Education & Technology Group, Inc. sponsored ADR	1,600,900	30,625,217
Sands China Ltd.	22,466,000	117,828,418
TOTAL CAYMAN ISLANDS		316,794,921
China - 0.2%
China Pacific Insurance Group Co. Ltd. (H Shares)	6,079,800	21,858,652
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	3,225,500	25,541,642
TOTAL CHINA		47,400,294
Denmark - 2.0%
Novo Nordisk A/S Series B	2,823,039	496,924,961
Finland - 0.2%
Sampo Oyj (A Shares)	1,192,900	47,600,987
France - 7.6%
Arkema SA	728,500	68,251,579
BNP Paribas SA	2,403,876	133,944,342
Bureau Veritas SA	666,600	81,686,629
Danone SA	764,900	58,435,507
Dassault Aviation SA (d)	29,665	34,387,057
Dassault Systemes SA	249,600	30,438,613
Edenred SA	2,742,990	91,320,984
Essilor International SA	899,008	101,156,567
JCDecaux SA (d)	1,049,400	28,842,493
L'Oreal SA (d)	212,500	37,891,944
LVMH Moet Hennessy - Louis Vuitton SA (d)	759,368	131,506,534
PPR SA	1,059,500	233,086,289
Publicis Groupe SA	1,315,300	91,493,977
Sanofi SA	6,040,492	653,071,351
Schneider Electric SA	1,046,800	79,819,971
TOTAL FRANCE		1,855,333,837
Germany - 8.1%
adidas AG (d)	1,665,380	173,922,520
Allianz AG	1,025,209	151,284,195
BASF AG (d)	2,929,877	273,644,928
Bayer AG (d)	3,300,062	344,291,439
Brenntag AG	314,400	53,598,653
CompuGROUP Holding AG	909,000	20,961,353
Deutsche Bank AG	1,124,600	51,768,735
Deutsche Post AG	2,165,087	51,380,630
ElringKlinger AG	850,328	27,755,221
Fresenius SE & Co. KGaA	1,254,800	157,351,894
GFK AG	1,162,900	66,359,079
HeidelbergCement Finance AG	637,500	45,898,506
LEG Immobilien AG	789,133	43,440,596
Common Stocks - continued
	Shares	Value
Germany - continued
Linde AG	1,151,929	$ 217,845,924
SAP AG	3,664,328	292,127,365
TOTAL GERMANY		1,971,631,038
Hong Kong - 1.4%
AIA Group Ltd.	53,332,000	236,759,263
Galaxy Entertainment Group Ltd. (a)	21,838,000	97,790,700
TOTAL HONG KONG		334,549,963
India - 2.2%
Apollo Hospitals Enterprise Ltd.	2,493,661	38,748,477
Axis Bank Ltd.	1,457,524	40,526,145
Bajaj Auto Ltd.	907,776	31,796,256
HDFC Bank Ltd.	10,072,492	128,345,880
Housing Development Finance Corp. Ltd. (a)	7,279,660	114,934,149
ITC Ltd.	13,515,862	82,792,050
Mahindra & Mahindra Financial Services Ltd.	9,388,664	39,829,901
United Spirits Ltd. (a)	1,604,364	66,073,737
TOTAL INDIA		543,046,595
Indonesia - 0.1%
PT Bank Rakyat Indonesia Tbk	30,365,000	29,357,720
Ireland - 0.6%
Accenture PLC Class A	1,150,200	93,672,288
Prothena Corp. PLC (a)	1	8
Ryanair Holdings PLC sponsored ADR	1,315,900	57,031,106
TOTAL IRELAND		150,703,402
Italy - 0.6%
ENI SpA	3,077,100	73,439,305
Prada SpA	4,641,200	41,835,781
Tod's SpA	156,500	22,712,515
TOTAL ITALY		137,987,601
Japan - 14.7%
ABC-MART, Inc.	440,500	16,501,273
ACOM Co. Ltd. (a)(d)	913,850	37,443,479
AEON Financial Service Co. Ltd. (d)	1,637,700	49,099,880
Aozora Bank Ltd.	18,704,000	58,601,508
Calbee, Inc.	422,400	41,761,408
Cosmos Pharmaceutical Corp.	232,500	25,927,901
Credit Saison Co. Ltd.	3,603,200	105,399,371
Don Quijote Co. Ltd.	3,164,600	172,439,173
Fast Retailing Co. Ltd.	264,700	97,069,236
Fuji Media Holdings, Inc.	11,321	24,606,553
Hitachi Ltd.	20,429,000	130,558,561
Honda Motor Co. Ltd.	8,004,300	319,391,273
Hoya Corp.	4,646,700	93,102,897
Japan Tobacco, Inc.	10,468,000	395,703,356

	Shares	Value
JSR Corp.	5,086,800	$ 117,098,364
Keyence Corp.	687,110	218,051,664
Miraca Holdings, Inc.	485,300	24,200,384
Mitsubishi UFJ Financial Group, Inc.	30,415,300	206,363,084
Nitto Denko Corp.	1,117,400	73,412,660
ORIX Corp.	29,449,900	451,888,337
Rakuten, Inc.	16,473,300	175,710,019
Santen Pharmaceutical Co. Ltd.	757,800	38,037,757
Seven & i Holdings Co. Ltd.	3,436,300	132,181,300
Seven Bank Ltd.	12,091,200	42,934,960
SHIMANO, Inc.	953,400	83,045,654
SMC Corp.	714,100	143,157,492
Softbank Corp.	4,071,600	201,926,666
Tsuruha Holdings, Inc.	415,800	40,518,093
Unicharm Corp.	516,700	33,410,551
Yahoo! Japan Corp.	89,370	44,907,530
TOTAL JAPAN		3,594,450,384
Korea (South) - 2.2%
AMOREPACIFIC Corp.	57,991	47,377,824
Hotel Shilla Co.	570,260	30,127,833
Hyundai Motor Co.	164,648	29,817,509
LG Household & Health Care Ltd.	43,841	24,634,463
NHN Corp.	397,787	106,884,393
Orion Corp.	130,363	137,864,443
Samsung Electronics Co. Ltd.	120,687	166,523,710
TOTAL KOREA (SOUTH)		543,230,175
Luxembourg - 0.1%
Eurofins Scientific SA	110,400	23,989,561
Mexico - 0.7%
America Movil S.A.B. de CV Series L sponsored ADR	3,127,700	66,870,226
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	566,500	64,235,435
Mexichem S.A.B. de CV	7,182,000	36,607,066
TOTAL MEXICO		167,712,727
Netherlands - 3.0%
AEGON NV	25,624,900	171,167,852
ASML Holding NV (Netherlands) (d)	1,387,617	103,256,603
D.E. Master Blenders 1753 NV (a)	7,639,427	121,131,350
Heineken NV (Bearer) (d)	704,100	49,719,922
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	1,599,100	44,135,160
NXP Semiconductors NV (a)	2,108,683	58,094,217
Royal DSM NV	190,100	12,249,733
Unilever NV (Certificaten Van Aandelen) (Bearer)	4,310,800	183,688,938
TOTAL NETHERLANDS		743,443,775
Common Stocks - continued
	Shares	Value
Norway - 1.3%
DnB ASA (d)	7,184,109	$ 117,419,973
Telenor ASA	8,765,200	196,994,697
TOTAL NORWAY		314,414,670
Russia - 0.4%
Magnit OJSC	184,200	39,199,722
Sberbank (Savings Bank of the Russian Federation) (a)	17,144,700	54,527,352
TOTAL RUSSIA		93,727,074
Singapore - 0.5%
Global Logistic Properties Ltd.	24,497,000	54,893,010
Super Group Ltd. Singapore	2,500,000	7,976,780
United Overseas Bank Ltd.	4,164,000	72,177,803
TOTAL SINGAPORE		135,047,593
South Africa - 0.7%
Life Healthcare Group Holdings Ltd.	6,906,900	29,179,315
Nampak Ltd.	13,263,700	48,747,627
Naspers Ltd. Class N	1,424,199	95,306,347
TOTAL SOUTH AFRICA		173,233,289
Spain - 2.4%
Amadeus IT Holding SA Class A	2,352,800	69,453,325
Banco Bilbao Vizcaya Argentaria SA	6,647,845	64,713,877
Banco Bilbao Vizcaya Argentaria SA	118,711	1,152,200
Grifols SA ADR	2,865,272	89,482,445
Inditex SA (d)	1,890,816	254,115,739
Prosegur Compania de Seguridad SA (Reg.)	17,179,593	95,928,580
TOTAL SPAIN		574,846,166
Sweden - 2.4%
ASSA ABLOY AB (B Shares) (d)	1,696,200	67,549,119
Atlas Copco AB (A Shares) (d)	2,213,000	58,252,567
Nordea Bank AB	7,206,800	86,345,271
Svenska Cellulosa AB (SCA) (B Shares)	2,826,800	73,406,383
Svenska Handelsbanken AB (A Shares)	2,249,000	102,160,236
Swedbank AB (A Shares)	2,244,700	55,242,538
Swedish Match Co. AB (d)	2,157,800	74,844,885
Volvo AB (B Shares)	4,486,100	62,089,194
TOTAL SWEDEN		579,890,193
Switzerland - 5.5%
Nestle SA	6,241,941	445,128,464
Novartis AG	654,737	48,468,599
Roche Holding AG (participation certificate)	421,264	105,293,347
Schindler Holding AG (Reg.)	718,783	105,212,268
SGS SA (Reg.)	18,860	45,577,995
Syngenta AG (Switzerland)	500,664	214,043,572

	Shares	Value
UBS AG	14,857,511	$ 265,034,564
Zurich Insurance Group AG	403,865	112,759,039
TOTAL SWITZERLAND		1,341,517,848
Taiwan - 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	6,221,700	118,710,036
United Kingdom - 17.0%
Associated British Foods PLC	1,441,500	43,327,630
Barclays PLC	31,700,458	141,462,621
Barratt Developments PLC (a)	5,968,200	28,850,429
BG Group PLC	4,671,679	78,699,481
British American Tobacco PLC sponsored ADR	1,927,400	213,979,948
BT Group PLC	5,494,600	23,624,741
Bunzl PLC	929,270	18,462,129
Capita Group PLC	2,672,700	37,468,538
Compass Group PLC	4,549,500	59,857,200
Domino's Pizza UK & IRL PLC	4,030,200	40,754,625
Filtrona PLC	8,566,812	94,015,773
GlaxoSmithKline PLC	15,730,700	405,875,600
Hikma Pharmaceuticals PLC	2,774,045	42,099,543
HSBC Holdings PLC sponsored ADR	8,688,600	476,656,596
IMI PLC	1,052,900	20,264,120
Imperial Tobacco Group PLC	1,665,422	59,500,615
InterContinental Hotel Group PLC	2,038,600	60,232,722
Johnson Matthey PLC	673,700	25,366,963
Kingfisher PLC	18,049,289	87,783,418
Lloyds Banking Group PLC (a)	91,167,900	77,446,530
Meggitt PLC	6,248,600	45,483,547
Next PLC	3,225,700	218,413,844
Persimmon PLC	1,700,800	28,532,927
Prudential PLC	7,664,912	131,794,912
Reckitt Benckiser Group PLC	2,970,087	216,653,934
Reed Elsevier PLC	3,150,400	36,800,427
Rolls-Royce Group PLC	8,032,400	140,991,552
Rolls-Royce Group PLC (C Shares) (a)	1,080,940,400	1,679,079
Royal Dutch Shell PLC Class B sponsored ADR	5,853,137	408,490,431
SABMiller PLC	661,900	35,661,811
Serco Group PLC	5,838,390	56,092,155
Smith & Nephew PLC	3,025,000	34,626,015
Spectris PLC	705,740	23,131,112
Standard Chartered PLC (United Kingdom)	4,913,183	123,407,706
Taylor Wimpey PLC	68,535,200	99,007,012
Tesco PLC	14,427,600	82,058,288
Travis Perkins PLC	536,100	11,941,648
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Vodafone Group PLC sponsored ADR	11,893,000	$ 363,806,870
Whitbread PLC	1,417,129	56,243,147
TOTAL UNITED KINGDOM		4,150,545,639
United States of America - 5.6%
AbbVie, Inc.	2,850,600	131,270,130
Anadarko Petroleum Corp.	438,300	37,150,308
Beam, Inc.	601,200	38,903,652
BioMarin Pharmaceutical, Inc. (a)	571,200	37,470,720
Cummins, Inc.	486,500	51,758,735
D.R. Horton, Inc.	1,739,300	45,360,944
Gilead Sciences, Inc. (a)	2,466,400	124,898,496
Las Vegas Sands Corp.	1,894,600	106,571,250
MasterCard, Inc. Class A	225,360	124,608,305
McGraw-Hill Companies, Inc.	1,405,700	76,062,427
Monsanto Co.	558,300	59,637,606
News Corp. Class B	1,847,200	57,484,864
Noble Energy, Inc.	769,828	87,213,814
PriceSmart, Inc.	298,900	26,670,847
salesforce.com, Inc. (a)	540,000	22,199,400
The Blackstone Group LP	2,847,700	58,520,235
Time Warner, Inc.	389,300	23,272,354
ViroPharma, Inc. (a)	1,310,084	35,699,789
Visa, Inc. Class A	802,300	135,155,458
Waters Corp. (a)	277,552	25,645,805
Workday, Inc. Class A	239,850	15,026,603
Yum! Brands, Inc.	548,300	37,350,196
TOTAL UNITED STATES OF AMERICA		1,357,931,938
TOTAL COMMON STOCKS (Cost $17,175,130,790)		22,688,312,350
Nonconvertible Preferred Stocks - 1.5%

Germany - 1.5%
Henkel AG & Co. KGaA (d)	1,494,000	140,874,668
ProSiebenSat.1 Media AG	1,648,400	63,128,620
Volkswagen AG (d)	844,226	171,106,548
TOTAL GERMANY		375,109,836
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	955,855,600	1,484,778
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $242,450,396)		376,594,614
Investment Companies - 0.5%

United States of America - 0.5%
WisdomTree Japan Hedged Equity ETF (d) (Cost $117,277,316)	2,498,600	118,833,416
Government Obligations - 0.0%
	Principal Amount	Value
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.08% 5/30/13 to 7/5/13 (g) (Cost $6,709,434)	$ 6,710,000	$ 6,709,706
Money Market Funds - 13.8%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	1,319,127,672	1,319,127,672
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	2,039,790,514	2,039,790,514
TOTAL MONEY MARKET FUNDS (Cost $3,358,918,186)		3,358,918,186
TOTAL INVESTMENT PORTFOLIO - 108.7% (Cost $20,900,486,122)		26,549,368,272
NET OTHER ASSETS (LIABILITIES) - (8.7)%		(2,125,268,535)
NET ASSETS - 100%		$ 24,424,099,737
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,736 CME NIKKEI 225 Index Contracts (Japan)	June 2013	$ 124,454,257	$ 9,472,932
1,405 CME NIKKEI 225 Index Contracts (Japan)	June 2013	97,717,750	14,999,762
TOTAL EQUITY INDEX CONTRACTS		$ 222,172,007	$ 24,472,694

The face value of futures purchased as a percentage of net assets is 0.9%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,266,828 or 0.1% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,709,706.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 986,874
Fidelity Securities Lending Cash Central Fund	4,940,607
Total	$ 5,927,481
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
3Legs Resources PLC	$ 4,046,188	$ -	$ 2,553,704	$ -	$ -
Pactera Technology International Ltd. ADR (formerly HiSoft Technology International Ltd. ADR)	17,640,142	-	15,572,364	-	-
Painted Pony Petroleum Ltd.	26,878,078	-	4,597,127	-	19,266,828
Painted Pony Petroleum Ltd. Class A	43,070,995	-	-	-	38,666,360
Total	$ 91,635,403	$ -	$ 22,723,195	$ -	$ 57,933,188
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,754,126,438	$ 2,710,325,733	$ 1,043,800,705	$ -
Consumer Staples	3,688,115,294	2,002,111,907	1,685,996,472	6,915
Energy	997,993,708	924,554,403	73,439,305	-
Financials	4,919,470,203	2,936,004,613	1,983,465,590	-
Health Care	3,286,909,300	1,585,704,633	1,701,204,667	-
Industrials	1,709,832,611	1,566,675,119	143,157,492	-
Information Technology	2,070,270,907	1,188,266,287	882,004,620	-
Materials	1,706,488,916	1,301,934,320	404,554,596	-
Telecommunication Services	931,699,587	706,148,180	225,551,407	-
Investment Companies	118,833,416	118,833,416	-	-
Government Obligations	6,709,706	-	6,709,706	-
Money Market Funds	3,358,918,186	3,358,918,186	-	-
Total Investments in Securities:	$ 26,549,368,272	$ 18,399,476,797	$ 8,149,884,560	$ 6,915
Derivative Instruments:
Assets
Futures Contracts	$ 24,472,694	$ 24,472,694	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 2,932,938,420
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 24,472,694	$ -
Total Value of Derivatives	$ 24,472,694	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Diversified International Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013

Assets
Investment in securities, at value (including securities loaned of $1,955,864,248) - See accompanying schedule: Unaffiliated issuers (cost $17,496,151,864)	$ 23,132,516,898
Fidelity Central Funds (cost $3,358,918,186)	3,358,918,186
Other affiliated issuers (cost $45,416,072)	57,933,188
Total Investments (cost $20,900,486,122)		$ 26,549,368,272
Cash		1,093,396
Foreign currency held at value (cost $634,181)		640,312
Receivable for investments sold		38,698,644
Receivable for fund shares sold		19,456,660
Dividends receivable		136,153,033
Distributions receivable from Fidelity Central Funds		3,162,703
Receivable for daily variation margin on futures contracts		173,779
Prepaid expenses		14,818
Receivable from investment adviser for expense reductions		41,924
Other receivables		2,984,681
Total assets		26,751,788,222

Liabilities
Payable for investments purchased	$ 251,468,078
Payable for fund shares redeemed	18,019,278
Accrued management fee	13,797,093
Other affiliated payables	2,795,621
Other payables and accrued expenses	1,817,901
Collateral on securities loaned, at value	2,039,790,514
Total liabilities		2,327,688,485

Net Assets		$ 24,424,099,737
Net Assets consist of:
Paid in capital		$ 20,959,003,129
Undistributed net investment income		124,788,038
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,334,850,903)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,675,159,473
Net Assets		$ 24,424,099,737

Diversified International: Net Asset Value, offering price and redemption price per share ($13,787,898,434 ÷ 421,195,278 shares)		$ 32.74

Class K: Net Asset Value, offering price and redemption price per share ($10,636,201,303 ÷ 325,338,571 shares)		$ 32.69

Statement of Operations

	Six months ended April 30, 2013

Investment Income
Dividends		$ 277,980,707
Interest		46,693
Income from Fidelity Central Funds		5,927,481
Income before foreign taxes withheld		283,954,881
Less foreign taxes withheld		(20,273,519)
Total income		263,681,362

Expenses
Management fee Basic fee	$ 81,159,882
Performance adjustment	1,946,547
Transfer agent fees	15,494,856
Accounting and security lending fees	1,190,679
Custodian fees and expenses	1,347,533
Independent trustees' compensation	73,025
Appreciation in deferred trustee compensation account	23
Registration fees	116,539
Audit	112,407
Legal	69,707
Miscellaneous	88,027
Total expenses before reductions	101,599,225
Expense reductions	(3,684,727)	97,914,498
Net investment income (loss)		165,766,864
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	730,485,393
Other affiliated issuers	(15,340,888)
Foreign currency transactions	(614,925)
Futures contracts	1,691,420
Total net realized gain (loss)		716,221,000
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $106,853)	2,258,927,792
Assets and liabilities in foreign currencies	957,799
Futures contracts	24,472,694
Total change in net unrealized appreciation (depreciation)		2,284,358,285
Net gain (loss)		3,000,579,285
Net increase (decrease) in net assets resulting from operations		$ 3,166,346,149

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 165,766,864	$ 362,378,873
Net realized gain (loss)	716,221,000	522,680,347
Change in net unrealized appreciation (depreciation)	2,284,358,285	777,447,571
Net increase (decrease) in net assets resulting from operations	3,166,346,149	1,662,506,791
Distributions to shareholders from net investment income	(361,491,960)	(460,432,289)
Distributions to shareholders from net realized gain	(51,508,246)	-
Total distributions	(413,000,206)	(460,432,289)
Share transactions - net increase (decrease)	(484,514,078)	(4,619,314,396)
Redemption fees	194,337	414,440
Total increase (decrease) in net assets	2,269,026,202	(3,416,825,454)

Net Assets
Beginning of period	22,155,073,535	25,571,898,989
End of period (including undistributed net investment income of $124,788,038 and undistributed net investment income of $320,513,134, respectively)	$ 24,424,099,737	$ 22,155,073,535

Financial Highlights - Diversified International

	Six months ended April 30,	Years ended October 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 29.07	$ 27.49	$ 29.49	$ 26.86	$ 21.96	$ 45.41
Income from Investment Operations
Net investment income (loss) D	.21	.42	.53 G	.37	.35	.55
Net realized and unrealized gain (loss)	3.98	1.65	(1.99)	2.61	4.86	(20.96)
Total from investment operations	4.19	2.07	(1.46)	2.98	5.21	(20.41)
Distributions from net investment income	(.46)	(.49)	(.46)	(.35)	(.31)	(.47)
Distributions from net realized gain	(.07)	-	(.08)	-	-	(2.57)
Total distributions	(.52) J	(.49)	(.54)	(.35)	(.31)	(3.04)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 32.74	$ 29.07	$ 27.49	$ 29.49	$ 26.86	$ 21.96
Total Return B, C	14.63%	7.72%	(5.07)%	11.15%	24.32%	(48.04)%
Ratios to Average Net Assets E, H
Expenses before reductions	.94% A	1.01%	.90%	.98%	1.01%	1.04%
Expenses net of fee waivers, if any	.94% A	1.01%	.89%	.98%	1.01%	1.04%
Expenses net of all reductions	.91% A	.99%	.87%	.96%	.99%	1.02%
Net investment income (loss)	1.38% A	1.53%	1.78% G	1.34%	1.58%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,787,898	$ 13,269,769	$ 17,285,369	$ 26,527,229	$ 30,998,270	$ 28,274,961
Portfolio turnover rate F	51% A	35%	45%	57%	54%	49%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.44%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.52 per share is comprised of distributions from net investment income of $.456 and distributions from net realized gain of $.068 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30,	Years ended October 31,
	2013	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 29.06	$ 27.51	$ 29.51	$ 26.89	$ 21.98	$ 38.39
Income from Investment Operations
Net investment income (loss) D	.23	.47	.58 G	.42	.42	.16
Net realized and unrealized gain (loss)	3.98	1.63	(1.97)	2.61	4.85	(16.57)
Total from investment operations	4.21	2.10	(1.39)	3.03	5.27	(16.41)
Distributions from net investment income	(.51)	(.55)	(.53)	(.41)	(.36)	-
Distributions from net realized gain	(.07)	-	(.08)	-	-	-
Total distributions	(.58)	(.55)	(.61)	(.41)	(.36)	-
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 32.69	$ 29.06	$ 27.51	$ 29.51	$ 26.89	$ 21.98
Total Return B, C	14.70%	7.86%	(4.87)%	11.33%	24.64%	(42.75)%
Ratios to Average Net Assets E, I
Expenses before reductions	.80% A	.84%	.73%	.79%	.77%	.88% A
Expenses net of fee waivers, if any	.80% A	.84%	.72%	.79%	.77%	.88% A
Expenses net of all reductions	.77% A	.83%	.70%	.77%	.76%	.87% A
Net investment income (loss)	1.53% A	1.70%	1.95% G	1.54%	1.81%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,636,201	$ 8,885,304	$ 8,115,192	$ 7,697,405	$ 4,713,909	$ 932,275
Portfolio turnover rate F	51% A	35%	45%	57%	54%	49%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.61%. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013

1. Organization.

Fidelity® Diversified International Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Diversified International and Class K, each of which has equal rights as to assets and voting privileges. The Fund offered Class F shares during the period June 26, 2009 through December 16, 2011, and all outstanding shares were redeemed by December 16, 2011. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 5,770,749,554
Gross unrealized depreciation	(242,933,641)
Net unrealized appreciation (depreciation) on securities and other investments	$ 5,527,815,913

Tax cost	$ 21,021,552,359

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (2,283,224,226)
2018	(619,571,852)
Total capital loss carryforward	$ (2,902,796,078)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market, and to fluctuations in currency values.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period, the Fund recognized net realized gain (loss) of $1,691,420 and a change in net unrealized appreciation (depreciation) of $24,472,694 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,605,748,473 and $6,384,002,125, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Diversified International as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .72% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

and type of account of the shareholders of Diversified International. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Diversified International	$ 13,132,098.20
Class K	2,362,758.05
	$ 15,494,856

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $18,650 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $29,775 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,940,607, including $10,406 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,642,631 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $172.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $41,924.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012 A
From net investment income
Diversified International	$ 204,367,629	$ 294,773,906
Class K	157,124,331	163,061,175
Class F	-	2,597,208
Total	$ 361,491,960	$ 460,432,289
From net realized gain
Diversified International	$ 30,475,867	$ -
Class K	21,032,379	-
Class F	-	-
Total	$ 51,508,246	$ -

A All Class F shares were redeemed on December 16, 2011.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012 A	Six months ended April 30, 2013	Year ended October 31, 2012 A
Diversified International
Shares sold	35,415,903	68,919,981	$ 1,093,997,618	$ 1,874,276,249
Reinvestment of distributions	7,563,287	10,773,340	222,133,727	281,938,317
Shares redeemed	(78,251,468)	(251,932,423)	(2,391,694,816)	(6,875,660,945)
Net increase (decrease)	(35,272,278)	(172,239,102)	$ (1,075,563,471)	$ (4,719,446,379)
Class K
Shares sold	48,367,261	107,189,633	$ 1,474,605,459	$ 2,919,697,004
Reinvestment of distributions	6,076,286	6,242,771	178,156,711	163,061,175
Shares redeemed	(34,830,537)	(102,745,898)	(1,061,712,777)	(2,820,922,083)
Net increase (decrease)	19,613,010	10,686,506	$ 591,049,393	$ 261,836,096
Class F
Shares sold	-	439,287	$ -	$ 11,548,416
Reinvestment of distributions	-	99,472	-	2,597,208
Shares redeemed	-	(6,767,017)	-	(175,849,737)
Net increase (decrease)	-	(6,228,258)	$ -	$ (161,704,113)

A All Class F shares were redeemed on December 16, 2011.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity Diversified International Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Diversified International Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2013, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2013 and for the year ended October 31, 2012, and the financial highlights for the six months ended April 30, 2013 and for each of the five years in the period ended October 31, 2012. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Diversified International Fund as of April 30, 2013, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2013 and for the year ended October 31, 2012, and the financial highlights for the six months ended April 30, 2013 and for each of the five years in the period ended October 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 13, 2013

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors
FIL Investment Advisors (UK) Limited
FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

DIF-K-USAN-0613
1.863007.104

Fidelity®

Overseas
Fund -

Class K

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Overseas Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Overseas	1.02%
Actual		$ 1,000.00	$ 1,165.70	$ 5.48
HypotheticalA		$ 1,000.00	$ 1,019.74	$ 5.11
Class K	.85%
Actual		$ 1,000.00	$ 1,166.70	$ 4.57
HypotheticalA		$ 1,000.00	$ 1,020.58	$ 4.26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Overseas Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
United Kingdom	24.0%
Japan	17.6%
Germany	12.8%
Switzerland	9.7%
France	7.1%
United States of America	5.1%
Sweden	4.1%
Australia	3.0%
Bailiwick of Jersey	2.1%
Other	14.5%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
United Kingdom	26.7%
Japan	14.6%
Germany	14.1%
France	8.9%
Switzerland	8.9%
United States of America	5.6%
Sweden	3.2%
Australia	3.0%
Italy	2.7%
Other	12.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.2	97.7
Short-Term Investments and Net Other Assets (Liabilities)	0.8	2.3
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	2.6	2.8
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.2	2.0
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	2.0	2.5
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.8	1.8
Sanofi SA (France, Pharmaceuticals)	1.8	1.9
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.6	1.8
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.5	1.5
Australia & New Zealand Banking Group Ltd. (Australia, Commercial Banks)	1.5	1.4
Bayer AG (Germany, Pharmaceuticals)	1.4	1.5
Honda Motor Co. Ltd. sponsored ADR (Japan, Automobiles)	1.3	0.9
	17.7
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.1	14.9
Consumer Staples	15.4	15.5
Consumer Discretionary	15.3	14.8
Industrials	14.1	14.6
Health Care	12.9	11.5
Information Technology	9.2	7.3
Materials	8.5	10.0
Energy	3.6	6.1
Telecommunication Services	2.1	3.0

Semiannual Report

Fidelity Overseas Fund

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Australia - 3.0%
Ansell Ltd.	422,999	$ 6,928,664
Australia & New Zealand Banking Group Ltd.	983,058	32,449,297
BHP Billiton Ltd.	568,121	19,099,637
McMillan Shakespeare Ltd.	471,192	7,454,277
TOTAL AUSTRALIA		65,931,875
Austria - 0.4%
Andritz AG	147,900	9,637,561
Bailiwick of Jersey - 2.1%
Experian PLC	927,900	16,316,121
Informa PLC	1,145,311	8,503,949
WPP PLC	1,268,933	20,978,421
TOTAL BAILIWICK OF JERSEY		45,798,491
Belgium - 1.9%
Anheuser-Busch InBev SA NV	303,712	29,177,786
KBC Groupe SA	342,995	13,460,877
TOTAL BELGIUM		42,638,663
Bermuda - 0.4%
Signet Jewelers Ltd.	122,400	8,412,552
Brazil - 0.2%
Qualicorp SA (a)	536,300	5,221,604
Canada - 0.3%
Constellation Software, Inc.	51,500	7,028,885
Cayman Islands - 0.7%
Lifestyle International Holdings Ltd.	2,358,000	5,208,162
Shenzhou International Group Holdings Ltd.	3,824,000	11,087,415
TOTAL CAYMAN ISLANDS		16,295,577
Denmark - 1.1%
Novo Nordisk A/S Series B	131,600	23,164,868
Finland - 0.4%
Nokian Tyres PLC	194,900	8,449,693
France - 7.1%
ALTEN	162,300	5,847,953
BNP Paribas SA	283,671	15,806,192
Christian Dior SA	107,597	18,753,978
Dassault Systemes SA	89,000	10,853,512
Ipsos SA	285,057	9,554,078
JCDecaux SA	325,600	8,949,033
Pernod Ricard SA	139,724	17,296,895
PPR SA	88,500	19,469,690
Sanofi SA	360,031	38,924,964
Sodexo SA	122,900	10,263,109
TOTAL FRANCE		155,719,404
Germany - 10.9%
adidas AG	189,500	19,790,269
Allianz AG	128,334	18,937,510

	Shares	Value
BASF AG (d)	270,798	$ 25,292,017
Bayer AG (d)	304,797	31,799,099
Bayerische Motoren Werke AG (BMW)	135,823	12,529,991
Brenntag AG	120,400	20,525,693
Deutsche Bank AG	96,800	4,455,996
Deutsche Boerse AG	175,492	10,954,813
Deutsche Post AG	722,346	17,142,310
Fresenius SE & Co. KGaA	156,900	19,675,257
GEA Group AG	338,191	11,439,602
Linde AG	89,807	16,983,763
Pfeiffer Vacuum Technology AG	63,089	7,663,766
SAP AG	302,949	24,151,684
TOTAL GERMANY		241,341,770
Greece - 0.2%
Metka SA	219,083	3,326,651
Hong Kong - 0.1%
City Telecom (HK) Ltd. (CTI)	7,267,000	2,207,349
Ireland - 1.8%
Accenture PLC Class A	130,800	10,652,352
DCC PLC (Ireland)	354,100	12,959,366
Kerry Group PLC Class A	256,764	15,186,108
TOTAL IRELAND		38,797,826
Israel - 0.4%
Check Point Software Technologies Ltd. (a)	190,000	8,857,800
Italy - 1.5%
Autogrill SpA	792,400	10,252,890
ENI SpA	634,500	15,143,232
Pirelli & C SpA	746,700	7,753,845
TOTAL ITALY		33,149,967
Japan - 17.6%
ABC-MART, Inc.	261,600	9,799,621
AEON Financial Service Co. Ltd. (d)	418,000	12,532,057
Air Water, Inc.	658,000	10,654,513
Aozora Bank Ltd.	3,959,000	12,403,944
Credit Saison Co. Ltd.	322,300	9,427,791
Daito Trust Construction Co. Ltd.	96,500	9,356,741
Don Quijote Co. Ltd.	238,100	12,974,078
EPS Co. Ltd. (d)	4,531	7,180,559
Fanuc Corp.	97,400	14,702,740
GMO Internet, Inc.	1,005,600	13,164,685
Hitachi Ltd.	2,829,000	18,079,699
Honda Motor Co. Ltd. sponsored ADR (d)	738,500	29,525,230
Hoya Corp.	509,800	10,214,530
Japan Tobacco, Inc.	638,300	24,128,530
JSR Corp.	463,700	10,674,395
Kansai Paint Co. Ltd.	667,000	8,558,854
Keyence Corp.	56,390	17,895,145
Makita Corp.	152,400	9,296,100
Meitec Corp.	275,000	7,086,738
Miraca Holdings, Inc.	191,900	9,569,449
Common Stocks - continued
	Shares	Value
Japan - continued
Misumi Group, Inc.	244,100	$ 7,453,055
Nakanishi, Inc.	34,300	4,384,267
Nihon Nohyaku Co. Ltd.	479,000	4,556,453
Nitori Holdings Co. Ltd.	72,150	5,443,184
Obic Co. Ltd.	31,750	8,376,817
ORIX Corp.	1,463,700	22,459,464
Seven Bank Ltd.	4,434,200	15,745,518
Shinsei Bank Ltd.	5,681,000	15,944,874
Ship Healthcare Holdings, Inc.	272,400	10,485,057
SMC Corp.	70,100	14,053,130
Tsuruha Holdings, Inc.	77,100	7,513,095
USS Co. Ltd.	119,790	15,367,202
TOTAL JAPAN		389,007,515
Luxembourg - 0.6%
Eurofins Scientific SA	65,500	14,232,937
Netherlands - 0.4%
AEGON NV	1,240,793	8,288,183
Norway - 1.4%
DnB ASA	1,193,800	19,511,948
Telenor ASA	468,800	10,536,110
TOTAL NORWAY		30,048,058
South Africa - 0.9%
Coronation Fund Managers Ltd.	1,741,000	10,418,644
EOH Holdings Ltd.	457,900	2,523,336
Nampak Ltd.	1,851,200	6,803,653
TOTAL SOUTH AFRICA		19,745,633
Spain - 1.8%
Amadeus IT Holding SA Class A (d)	607,800	17,941,912
Grifols SA ADR	313,600	9,793,728
Inditex SA	89,905	12,082,760
TOTAL SPAIN		39,818,400
Sweden - 4.1%
ASSA ABLOY AB (B Shares) (d)	362,400	14,432,143
Atlas Copco AB (A Shares)	484,600	12,756,075
Nordea Bank AB	1,564,000	18,738,414
Svenska Cellulosa AB (SCA) (B Shares)	459,800	11,940,093
Svenska Handelsbanken AB (A Shares)	396,100	17,992,739
Swedbank AB (A Shares)	560,400	13,791,562
TOTAL SWEDEN		89,651,026
Switzerland - 9.7%
Aryzta AG	288,730	17,917,532
Nestle SA	804,890	57,398,720
Roche Holding AG (participation certificate)	196,337	49,073,692

	Shares	Value
Schindler Holding AG (participation certificate)	79,609	$ 11,935,357
SGS SA (Reg.)	7,750	18,729,028
Syngenta AG (Switzerland)	46,005	19,668,030
UBS AG	1,341,707	23,933,937
Zurich Insurance Group AG	57,043	15,926,396
TOTAL SWITZERLAND		214,582,692
United Kingdom - 24.0%
Aberdeen Asset Management PLC	1,582,500	11,029,837
Aggreko PLC	286,000	7,916,679
AMEC PLC	710,324	11,177,257
Babcock International Group PLC	732,200	12,169,783
Barclays PLC	3,300,687	14,729,246
BHP Billiton PLC	781,981	21,999,309
British American Tobacco PLC (United Kingdom)	603,000	33,427,463
Bunzl PLC	511,807	10,168,247
Devro PLC	1,593,900	8,167,943
Diageo PLC	942,387	28,778,234
Diploma PLC	1,142,771	10,127,079
Domino Printing Sciences PLC	934,514	9,682,354
Elementis PLC	2,486,900	10,179,074
GlaxoSmithKline PLC	1,566,400	40,415,464
Hilton Food Group PLC	1,028,200	5,677,884
IMI PLC	688,400	13,248,951
Johnson Matthey PLC	280,200	10,550,428
Kingfisher PLC	1,801,661	8,762,448
London Stock Exchange Group PLC	448,300	9,338,279
Meggitt PLC	2,168,800	15,786,691
Next PLC	287,600	19,473,547
Reckitt Benckiser Group PLC	340,700	24,852,469
Rolls-Royce Group PLC	1,020,806	17,918,060
Royal Dutch Shell PLC Class A (United Kingdom)	1,328,079	45,214,819
SABMiller PLC	357,500	19,261,365
Serco Group PLC	1,103,324	10,600,152
Spectris PLC	249,100	8,164,423
Spirax-Sarco Engineering PLC	240,100	9,782,723
Standard Chartered PLC (United Kingdom)	960,698	24,130,495
Tate & Lyle PLC	1,047,838	13,745,582
The Restaurant Group PLC	1,062,800	7,955,689
Vodafone Group PLC	11,431,159	34,879,861
TOTAL UNITED KINGDOM		529,311,835
United States of America - 4.3%
Albemarle Corp.	158,600	9,714,250
Brinker International, Inc.	168,410	6,551,149
Coach, Inc.	148,200	8,723,052
Fidelity National Information Services, Inc.	222,400	9,351,920
FMC Corp.	185,900	11,284,130
Global Payments, Inc.	197,500	9,164,000
JPMorgan Chase & Co.	85,300	4,180,553
Common Stocks - continued
	Shares	Value
United States of America - continued
Lorillard, Inc.	225,300	$ 9,663,117
McGraw-Hill Companies, Inc.	181,900	9,842,609
National Oilwell Varco, Inc.	125,100	8,159,022
Varian Medical Systems, Inc. (a)	116,976	7,619,817
TOTAL UNITED STATES OF AMERICA		94,253,619
TOTAL COMMON STOCKS (Cost $1,790,244,825)		2,144,920,434
Nonconvertible Preferred Stocks - 1.9%

Germany - 1.9%
Henkel AG & Co. KGaA (d)	201,200	18,971,876
Sartorius AG (non-vtg.)	84,200	9,033,979
Volkswagen AG	70,068	14,201,285
TOTAL GERMANY		42,207,140
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	116,204,214	180,506
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $32,074,659)		42,387,646
Money Market Funds - 4.8%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	8,397,707	$ 8,397,707
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	97,179,448	97,179,448
TOTAL MONEY MARKET FUNDS (Cost $105,577,155)		105,577,155
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $1,927,896,639)		2,292,885,235
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(87,441,331)
NET ASSETS - 100%		$ 2,205,443,904
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,098
Fidelity Securities Lending Cash Central Fund	495,166
Total	$ 508,264
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 333,023,669	$ 266,253,814	$ 66,769,855	$ -
Consumer Staples	343,104,692	162,680,864	180,423,828	-
Energy	79,694,330	19,336,279	60,358,051	-
Financials	395,787,916	246,510,165	149,277,751	-
Health Care	287,503,405	153,378,777	134,124,628	-
Industrials	314,681,505	262,089,742	52,591,763	-
Information Technology	202,078,086	110,195,526	91,882,560	-
Materials	186,018,506	90,807,315	95,211,191	-
Telecommunication Services	45,415,971	10,536,110	34,879,861	-
Money Market Funds	105,577,155	105,577,155	-	-
Total Investments in Securities:	$ 2,292,885,235	$ 1,427,365,747	$ 865,519,488	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 274,423,298
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Overseas Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $93,035,777) - See accompanying schedule: Unaffiliated issuers (cost $1,822,319,484)	$ 2,187,308,080
Fidelity Central Funds (cost $105,577,155)	105,577,155
Total Investments (cost $1,927,896,639)		$ 2,292,885,235
Receivable for investments sold		613,809
Receivable for fund shares sold		102,925,282
Dividends receivable		10,329,075
Distributions receivable from Fidelity Central Funds		196,394
Prepaid expenses		207
Receivable from investment adviser for expense reductions		6,439
Other receivables		318,567
Total assets		2,407,275,008

Liabilities
Payable for investments purchased	$ 101,370,243
Payable for fund shares redeemed	1,324,112
Accrued management fee	1,265,012
Other affiliated payables	403,234
Other payables and accrued expenses	289,055
Collateral on securities loaned, at value	97,179,448
Total liabilities		201,831,104

Net Assets		$ 2,205,443,904
Net Assets consist of:
Paid in capital		$ 3,377,065,196
Undistributed net investment income		16,926,060
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,553,634,429)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		365,087,077
Net Assets		$ 2,205,443,904

Overseas: Net Asset Value, offering price and redemption price per share ($1,789,770,524 ÷ 50,176,166 shares)		$ 35.67

Class K: Net Asset Value, offering price and redemption price per share ($415,673,380 ÷ 11,677,701 shares)		$ 35.60

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 31,170,483
Interest		49
Income from Fidelity Central Funds		508,264
Income before foreign taxes withheld		31,678,796
Less foreign taxes withheld		(2,322,307)
Total income		29,356,489

Expenses
Management fee Basic fee	$ 7,014,698
Performance adjustment	258,292
Transfer agent fees	1,938,928
Accounting and security lending fees	441,376
Custodian fees and expenses	96,696
Independent trustees' compensation	6,645
Registration fees	39,224
Audit	47,565
Legal	39,614
Miscellaneous	5,621
Total expenses before reductions	9,888,659
Expense reductions	(461,688)	9,426,971
Net investment income (loss)		19,929,518
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	35,564,619
Foreign currency transactions	(178,538)
Total net realized gain (loss)		35,386,081
Change in net unrealized appreciation (depreciation) on: Investment securities	250,316,359
Assets and liabilities in foreign currencies	164,873
Total change in net unrealized appreciation (depreciation)		250,481,232
Net gain (loss)		285,867,313
Net increase (decrease) in net assets resulting from operations		$ 305,796,831

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,929,518	$ 50,043,397
Net realized gain (loss)	35,386,081	(141,989,458)
Change in net unrealized appreciation (depreciation)	250,481,232	260,173,491
Net increase (decrease) in net assets resulting from operations	305,796,831	168,227,430
Distributions to shareholders from net investment income	(46,883,539)	(70,077,891)
Distributions to shareholders from net realized gain	-	(1,661,965)
Total distributions	(46,883,539)	(71,739,856)
Share transactions - net increase (decrease)	41,315,135	(857,000,541)
Redemption fees	6,218	66,899
Total increase (decrease) in net assets	300,234,645	(760,446,068)

Net Assets
Beginning of period	1,905,209,259	2,665,655,327
End of period (including undistributed net investment income of $16,926,060 and undistributed net investment income of $43,880,081, respectively)	$ 2,205,443,904	$ 1,905,209,259

Financial Highlights - Overseas

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 31.35	$ 29.28	$ 31.56	$ 30.13	$ 25.43	$ 58.39
Income from Investment Operations
Net investment income (loss) D	.33	.73	.47	.42	.52	.55
Net realized and unrealized gain (loss)	4.76	2.19	(2.27)	1.49	4.55	(27.19)
Total from investment operations	5.09	2.92	(1.80)	1.91	5.07	(26.64)
Distributions from net investment income	(.77)	(.83)	(.48)	(.47)	(.37)	(.57)
Distributions from net realized gain	-	(.02)	-	(.01)	-	(5.75)
Total distributions	(.77)	(.85)	(.48)	(.48)	(.37)	(6.32)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 35.67	$ 31.35	$ 29.28	$ 31.56	$ 30.13	$ 25.43
Total Return B, C	16.57%	10.37%	(5.83)%	6.33%	20.44%	(50.88)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.02% A	.69%	.73%	.89%	1.02%	1.13%
Expenses net of fee waivers, if any	1.02% A	.69%	.73%	.89%	1.02%	1.13%
Expenses net of all reductions	.97% A	.67%	.67%	.85%	.98%	1.10%
Net investment income (loss)	1.98% A	2.52%	1.44%	1.41%	2.01%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,789,771	$ 1,639,725	$ 2,215,717	$ 5,548,689	$ 6,602,017	$ 5,464,901
Portfolio turnover rate F	40% A	90%	77%	111%	115%	113%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 31.32	$ 29.29	$ 31.59	$ 30.16	$ 25.45	$ 45.00
Income from Investment Operations
Net investment income (loss) D	.35	.79	.52	.47	.59	.13
Net realized and unrealized gain (loss)	4.76	2.18	(2.27)	1.50	4.54	(19.68)
Total from investment operations	5.11	2.97	(1.75)	1.97	5.13	(19.55)
Distributions from net investment income	(.83)	(.92)	(.55)	(.53)	(.42)	-
Distributions from net realized gain	-	(.02)	-	(.01)	-	-
Total distributions	(.83)	(.94)	(.55)	(.54)	(.42)	-
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 35.60	$ 31.32	$ 29.29	$ 31.59	$ 30.16	$ 25.45
Total Return B, C	16.67%	10.59%	(5.67)%	6.55%	20.73%	(43.44)%
Ratios to Average Net Assets E, H
Expenses before reductions	.85% A	.51%	.56%	.69%	.78%	.96% A
Expenses net of fee waivers, if any	.85% A	.51%	.55%	.69%	.78%	.96% A
Expenses net of all reductions	.80% A	.48%	.50%	.66%	.74%	.93% A
Net investment income (loss)	2.15% A	2.70%	1.61%	1.60%	2.25%	1.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 415,673	$ 265,484	$ 291,323	$ 368,004	$ 383,048	$ 44,277
Portfolio turnover rate F	40% A	90%	77%	111%	115%	113%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Overseas Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Overseas and Class K, each of which has equal rights as to assets and voting privileges. The Fund offered Class F shares during the period June 26, 2009 through December 16, 2011, and all outstanding shares were redeemed by December 16, 2011. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 404,514,557
Gross unrealized depreciation	(46,508,452)
Net unrealized appreciation (depreciation) on securities and other investments	$ 358,006,105

Tax cost	$ 1,934,879,130

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (464,379,964)
2017	(939,719,765)
Total with expiration	(1,404,099,729)
No expiration
Short-term	(45,748,177)
Long-term	(127,142,036)
Total no expiration	(172,890,213)
Total capital loss carryforward	$ (1,576,989,942)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $440,288,564 and $401,234,012, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Overseas as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Overseas. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Overseas	$ 1,867,030.22
Class K	71,898.05
	$ 1,938,928

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $923 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,568 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $495,166. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $455,249 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $6,439.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012 A
From net investment income
Overseas	$ 39,514,173	$ 56,962,859
Class K	7,369,366	9,516,308
Class F	-	3,598,724
Total	$ 46,883,539	$ 70,077,891
From net realized gain
Overseas	$ -	$ 1,377,579
Class K	-	207,326
Class F	-	77,060
Total	$ -	$ 1,661,965

A All Class F shares were redeemed on December 16, 2011.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012 A	Six months ended April 30, 2013	Year ended October 31, 2012 A
Overseas
Shares sold	2,843,111	5,513,981	$ 93,730,623	$ 159,997,895
Reinvestment of distributions	1,224,483	2,082,243	38,681,419	57,282,489
Shares redeemed	(6,191,776)	(30,970,724)	(203,297,331)	(876,498,461)
Net increase (decrease)	(2,124,182)	(23,374,500)	$ (70,885,289)	$ (659,218,077)
Class K
Shares sold	4,226,641	5,090,211	$ 146,084,245	$ 145,041,228
Reinvestment of distributions	233,874	354,489	7,369,366	9,723,634
Shares redeemed	(1,259,792)	(6,913,669)	(41,253,187)	(205,273,028)
Net increase (decrease)	3,200,723	(1,468,969)	$ 112,200,424	$ (50,508,166)
Class F
Shares sold	-	373,582	$ -	$ 10,277,470
Reinvestment of distributions	-	134,104	-	3,675,784
Shares redeemed	-	(5,923,991)	-	(161,227,552)
Net increase (decrease)	-	(5,416,305)	$ -	$ (147,274,298)

A All Class F shares were redeemed on December 16, 2011.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Semiannual Report

Investment Adviser

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Boston, MA

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(Japan) Inc.

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Boston, MA

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(Fidelity Investment logo)(registered trademark)
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www.fidelity.com

OVE-K-USAN-0613
1.863321.104

Fidelity's

Broadly Diversified International Equity

Funds

Fidelity® Diversified International Fund

Fidelity International Capital Appreciation Fund

Fidelity Overseas Fund

Fidelity Worldwide Fund

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Fidelity® Diversified International Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
	(Click Here)	Report of Independent Registered Public Accounting Firm
Fidelity International Capital Appreciation Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Overseas Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Worldwide Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Diversified International Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Diversified International	.94%
Actual		$ 1,000.00	$ 1,146.30	$ 5.00
HypotheticalA		$ 1,000.00	$ 1,020.13	$ 4.71
Class K	.80%
Actual		$ 1,000.00	$ 1,147.00	$ 4.26
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Diversified International Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
United Kingdom	17.0%
Japan	15.6%
United States of America	10.3%
Germany	9.6%
France	7.6%
Switzerland	5.5%
Australia	4.0%
Canada	3.1%
Netherlands	3.0%
Other	24.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
United Kingdom	16.5%
Japan	14.0%
United States of America	10.0%
Germany	8.9%
France	8.4%
Switzerland	5.3%
Australia	4.3%
Spain	3.3%
Canada	3.3%
Other	26.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	95.3	94.7
Investment Companies	0.5	0.0
Short-Term Investments and Net Other Assets (Liabilities)	4.2	5.3
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Sanofi SA (France, Pharmaceuticals)	2.7	2.6
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.0	2.6
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	2.0	1.9
ORIX Corp. (Japan, Diversified Financial Services)	1.9	1.5
Nestle SA (Switzerland, Food Products)	1.8	1.8
Royal Dutch Shell PLC Class B sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	1.7	2.3
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.7	1.3
Japan Tobacco, Inc. (Japan, Tobacco)	1.6	1.3
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.6	2.2
BHP Billiton Ltd. sponsored ADR (Australia, Metals & Mining)	1.5	2.1
	18.5
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.3	14.9
Consumer Discretionary	15.2	15.2
Consumer Staples	15.1	13.8
Health Care	13.5	12.5
Information Technology	8.5	10.6
Industrials	6.9	7.5
Materials	6.9	8.2
Energy	4.2	6.8
Telecommunication Services	3.8	4.7
Utilities	0.0	0.5

Semiannual Report

Fidelity Diversified International Fund

Investments April 30, 2013

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares	Value
Australia - 4.0%
Ansell Ltd.	2,715,502	$ 44,479,543
Australia & New Zealand Banking Group Ltd.	7,239,502	238,965,304
BHP Billiton Ltd. sponsored ADR (d)	5,463,364	367,247,328
CSL Ltd.	2,093,966	136,674,484
Telstra Corp. Ltd.	15,200,454	78,476,387
Westfield Group unit	8,803,047	106,319,284
TOTAL AUSTRALIA		972,162,330
Bailiwick of Guernsey - 0.5%
Resolution Ltd.	27,838,383	114,117,623
Bailiwick of Jersey - 1.4%
Experian PLC	9,868,172	173,521,166
Informa PLC	3,074,471	22,827,987
Wolseley PLC	1,184,708	58,575,672
WPP PLC	5,734,509	94,804,802
TOTAL BAILIWICK OF JERSEY		349,729,627
Belgium - 2.2%
Anheuser-Busch InBev SA NV (d)	4,035,330	387,676,461
Anheuser-Busch InBev SA NV (strip VVPR)	5,250,900	6,915
KBC Groupe SA	3,449,417	135,372,750
UCB SA (d)	410,500	24,262,486
TOTAL BELGIUM		547,318,612
Bermuda - 0.2%
Bunge Ltd.	530,800	38,329,068
Brazil - 0.2%
Qualicorp SA (a)	1,394,900	13,581,233
Smiles SA	800,300	9,144,000
Souza Cruz SA	2,325,500	35,717,913
TOTAL BRAZIL		58,443,146
Canada - 3.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,173,627	132,063,833
Canadian Natural Resources Ltd.	3,206,500	94,051,392
CGI Group, Inc. Class A (sub. vtg.) (a)	3,844,300	121,726,309
Fairfax Financial Holdings Ltd. (sub. vtg.)	161,600	64,827,674
Franco-Nevada Corp.	1,204,100	52,421,287
Painted Pony Petroleum Ltd. (e)(f)	1,984,700	19,266,828
Painted Pony Petroleum Ltd. Class A (a)(e)	3,983,070	38,666,360
Suncor Energy, Inc.	3,362,300	104,828,868
Tourmaline Oil Corp. (a)	1,416,200	56,186,921
TransForce, Inc.	1,063,300	20,982,087
Valeant Pharmaceuticals International, Inc. (Canada) (a)	779,200	59,167,998
TOTAL CANADA		764,189,557
Cayman Islands - 1.3%
Baidu.com, Inc. sponsored ADR (a)	1,195,603	102,642,518

	Shares	Value
Hengan International Group Co. Ltd.	5,107,500	$ 52,785,255
MGM China Holdings Ltd.	5,476,000	12,913,513
New Oriental Education & Technology Group, Inc. sponsored ADR	1,600,900	30,625,217
Sands China Ltd.	22,466,000	117,828,418
TOTAL CAYMAN ISLANDS		316,794,921
China - 0.2%
China Pacific Insurance Group Co. Ltd. (H Shares)	6,079,800	21,858,652
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	3,225,500	25,541,642
TOTAL CHINA		47,400,294
Denmark - 2.0%
Novo Nordisk A/S Series B	2,823,039	496,924,961
Finland - 0.2%
Sampo Oyj (A Shares)	1,192,900	47,600,987
France - 7.6%
Arkema SA	728,500	68,251,579
BNP Paribas SA	2,403,876	133,944,342
Bureau Veritas SA	666,600	81,686,629
Danone SA	764,900	58,435,507
Dassault Aviation SA (d)	29,665	34,387,057
Dassault Systemes SA	249,600	30,438,613
Edenred SA	2,742,990	91,320,984
Essilor International SA	899,008	101,156,567
JCDecaux SA (d)	1,049,400	28,842,493
L'Oreal SA (d)	212,500	37,891,944
LVMH Moet Hennessy - Louis Vuitton SA (d)	759,368	131,506,534
PPR SA	1,059,500	233,086,289
Publicis Groupe SA	1,315,300	91,493,977
Sanofi SA	6,040,492	653,071,351
Schneider Electric SA	1,046,800	79,819,971
TOTAL FRANCE		1,855,333,837
Germany - 8.1%
adidas AG (d)	1,665,380	173,922,520
Allianz AG	1,025,209	151,284,195
BASF AG (d)	2,929,877	273,644,928
Bayer AG (d)	3,300,062	344,291,439
Brenntag AG	314,400	53,598,653
CompuGROUP Holding AG	909,000	20,961,353
Deutsche Bank AG	1,124,600	51,768,735
Deutsche Post AG	2,165,087	51,380,630
ElringKlinger AG	850,328	27,755,221
Fresenius SE & Co. KGaA	1,254,800	157,351,894
GFK AG	1,162,900	66,359,079
HeidelbergCement Finance AG	637,500	45,898,506
LEG Immobilien AG	789,133	43,440,596
Common Stocks - continued
	Shares	Value
Germany - continued
Linde AG	1,151,929	$ 217,845,924
SAP AG	3,664,328	292,127,365
TOTAL GERMANY		1,971,631,038
Hong Kong - 1.4%
AIA Group Ltd.	53,332,000	236,759,263
Galaxy Entertainment Group Ltd. (a)	21,838,000	97,790,700
TOTAL HONG KONG		334,549,963
India - 2.2%
Apollo Hospitals Enterprise Ltd.	2,493,661	38,748,477
Axis Bank Ltd.	1,457,524	40,526,145
Bajaj Auto Ltd.	907,776	31,796,256
HDFC Bank Ltd.	10,072,492	128,345,880
Housing Development Finance Corp. Ltd. (a)	7,279,660	114,934,149
ITC Ltd.	13,515,862	82,792,050
Mahindra & Mahindra Financial Services Ltd.	9,388,664	39,829,901
United Spirits Ltd. (a)	1,604,364	66,073,737
TOTAL INDIA		543,046,595
Indonesia - 0.1%
PT Bank Rakyat Indonesia Tbk	30,365,000	29,357,720
Ireland - 0.6%
Accenture PLC Class A	1,150,200	93,672,288
Prothena Corp. PLC (a)	1	8
Ryanair Holdings PLC sponsored ADR	1,315,900	57,031,106
TOTAL IRELAND		150,703,402
Italy - 0.6%
ENI SpA	3,077,100	73,439,305
Prada SpA	4,641,200	41,835,781
Tod's SpA	156,500	22,712,515
TOTAL ITALY		137,987,601
Japan - 14.7%
ABC-MART, Inc.	440,500	16,501,273
ACOM Co. Ltd. (a)(d)	913,850	37,443,479
AEON Financial Service Co. Ltd. (d)	1,637,700	49,099,880
Aozora Bank Ltd.	18,704,000	58,601,508
Calbee, Inc.	422,400	41,761,408
Cosmos Pharmaceutical Corp.	232,500	25,927,901
Credit Saison Co. Ltd.	3,603,200	105,399,371
Don Quijote Co. Ltd.	3,164,600	172,439,173
Fast Retailing Co. Ltd.	264,700	97,069,236
Fuji Media Holdings, Inc.	11,321	24,606,553
Hitachi Ltd.	20,429,000	130,558,561
Honda Motor Co. Ltd.	8,004,300	319,391,273
Hoya Corp.	4,646,700	93,102,897
Japan Tobacco, Inc.	10,468,000	395,703,356

	Shares	Value
JSR Corp.	5,086,800	$ 117,098,364
Keyence Corp.	687,110	218,051,664
Miraca Holdings, Inc.	485,300	24,200,384
Mitsubishi UFJ Financial Group, Inc.	30,415,300	206,363,084
Nitto Denko Corp.	1,117,400	73,412,660
ORIX Corp.	29,449,900	451,888,337
Rakuten, Inc.	16,473,300	175,710,019
Santen Pharmaceutical Co. Ltd.	757,800	38,037,757
Seven & i Holdings Co. Ltd.	3,436,300	132,181,300
Seven Bank Ltd.	12,091,200	42,934,960
SHIMANO, Inc.	953,400	83,045,654
SMC Corp.	714,100	143,157,492
Softbank Corp.	4,071,600	201,926,666
Tsuruha Holdings, Inc.	415,800	40,518,093
Unicharm Corp.	516,700	33,410,551
Yahoo! Japan Corp.	89,370	44,907,530
TOTAL JAPAN		3,594,450,384
Korea (South) - 2.2%
AMOREPACIFIC Corp.	57,991	47,377,824
Hotel Shilla Co.	570,260	30,127,833
Hyundai Motor Co.	164,648	29,817,509
LG Household & Health Care Ltd.	43,841	24,634,463
NHN Corp.	397,787	106,884,393
Orion Corp.	130,363	137,864,443
Samsung Electronics Co. Ltd.	120,687	166,523,710
TOTAL KOREA (SOUTH)		543,230,175
Luxembourg - 0.1%
Eurofins Scientific SA	110,400	23,989,561
Mexico - 0.7%
America Movil S.A.B. de CV Series L sponsored ADR	3,127,700	66,870,226
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	566,500	64,235,435
Mexichem S.A.B. de CV	7,182,000	36,607,066
TOTAL MEXICO		167,712,727
Netherlands - 3.0%
AEGON NV	25,624,900	171,167,852
ASML Holding NV (Netherlands) (d)	1,387,617	103,256,603
D.E. Master Blenders 1753 NV (a)	7,639,427	121,131,350
Heineken NV (Bearer) (d)	704,100	49,719,922
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	1,599,100	44,135,160
NXP Semiconductors NV (a)	2,108,683	58,094,217
Royal DSM NV	190,100	12,249,733
Unilever NV (Certificaten Van Aandelen) (Bearer)	4,310,800	183,688,938
TOTAL NETHERLANDS		743,443,775
Common Stocks - continued
	Shares	Value
Norway - 1.3%
DnB ASA (d)	7,184,109	$ 117,419,973
Telenor ASA	8,765,200	196,994,697
TOTAL NORWAY		314,414,670
Russia - 0.4%
Magnit OJSC	184,200	39,199,722
Sberbank (Savings Bank of the Russian Federation) (a)	17,144,700	54,527,352
TOTAL RUSSIA		93,727,074
Singapore - 0.5%
Global Logistic Properties Ltd.	24,497,000	54,893,010
Super Group Ltd. Singapore	2,500,000	7,976,780
United Overseas Bank Ltd.	4,164,000	72,177,803
TOTAL SINGAPORE		135,047,593
South Africa - 0.7%
Life Healthcare Group Holdings Ltd.	6,906,900	29,179,315
Nampak Ltd.	13,263,700	48,747,627
Naspers Ltd. Class N	1,424,199	95,306,347
TOTAL SOUTH AFRICA		173,233,289
Spain - 2.4%
Amadeus IT Holding SA Class A	2,352,800	69,453,325
Banco Bilbao Vizcaya Argentaria SA	6,647,845	64,713,877
Banco Bilbao Vizcaya Argentaria SA	118,711	1,152,200
Grifols SA ADR	2,865,272	89,482,445
Inditex SA (d)	1,890,816	254,115,739
Prosegur Compania de Seguridad SA (Reg.)	17,179,593	95,928,580
TOTAL SPAIN		574,846,166
Sweden - 2.4%
ASSA ABLOY AB (B Shares) (d)	1,696,200	67,549,119
Atlas Copco AB (A Shares) (d)	2,213,000	58,252,567
Nordea Bank AB	7,206,800	86,345,271
Svenska Cellulosa AB (SCA) (B Shares)	2,826,800	73,406,383
Svenska Handelsbanken AB (A Shares)	2,249,000	102,160,236
Swedbank AB (A Shares)	2,244,700	55,242,538
Swedish Match Co. AB (d)	2,157,800	74,844,885
Volvo AB (B Shares)	4,486,100	62,089,194
TOTAL SWEDEN		579,890,193
Switzerland - 5.5%
Nestle SA	6,241,941	445,128,464
Novartis AG	654,737	48,468,599
Roche Holding AG (participation certificate)	421,264	105,293,347
Schindler Holding AG (Reg.)	718,783	105,212,268
SGS SA (Reg.)	18,860	45,577,995
Syngenta AG (Switzerland)	500,664	214,043,572

	Shares	Value
UBS AG	14,857,511	$ 265,034,564
Zurich Insurance Group AG	403,865	112,759,039
TOTAL SWITZERLAND		1,341,517,848
Taiwan - 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	6,221,700	118,710,036
United Kingdom - 17.0%
Associated British Foods PLC	1,441,500	43,327,630
Barclays PLC	31,700,458	141,462,621
Barratt Developments PLC (a)	5,968,200	28,850,429
BG Group PLC	4,671,679	78,699,481
British American Tobacco PLC sponsored ADR	1,927,400	213,979,948
BT Group PLC	5,494,600	23,624,741
Bunzl PLC	929,270	18,462,129
Capita Group PLC	2,672,700	37,468,538
Compass Group PLC	4,549,500	59,857,200
Domino's Pizza UK & IRL PLC	4,030,200	40,754,625
Filtrona PLC	8,566,812	94,015,773
GlaxoSmithKline PLC	15,730,700	405,875,600
Hikma Pharmaceuticals PLC	2,774,045	42,099,543
HSBC Holdings PLC sponsored ADR	8,688,600	476,656,596
IMI PLC	1,052,900	20,264,120
Imperial Tobacco Group PLC	1,665,422	59,500,615
InterContinental Hotel Group PLC	2,038,600	60,232,722
Johnson Matthey PLC	673,700	25,366,963
Kingfisher PLC	18,049,289	87,783,418
Lloyds Banking Group PLC (a)	91,167,900	77,446,530
Meggitt PLC	6,248,600	45,483,547
Next PLC	3,225,700	218,413,844
Persimmon PLC	1,700,800	28,532,927
Prudential PLC	7,664,912	131,794,912
Reckitt Benckiser Group PLC	2,970,087	216,653,934
Reed Elsevier PLC	3,150,400	36,800,427
Rolls-Royce Group PLC	8,032,400	140,991,552
Rolls-Royce Group PLC (C Shares) (a)	1,080,940,400	1,679,079
Royal Dutch Shell PLC Class B sponsored ADR	5,853,137	408,490,431
SABMiller PLC	661,900	35,661,811
Serco Group PLC	5,838,390	56,092,155
Smith & Nephew PLC	3,025,000	34,626,015
Spectris PLC	705,740	23,131,112
Standard Chartered PLC (United Kingdom)	4,913,183	123,407,706
Taylor Wimpey PLC	68,535,200	99,007,012
Tesco PLC	14,427,600	82,058,288
Travis Perkins PLC	536,100	11,941,648
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Vodafone Group PLC sponsored ADR	11,893,000	$ 363,806,870
Whitbread PLC	1,417,129	56,243,147
TOTAL UNITED KINGDOM		4,150,545,639
United States of America - 5.6%
AbbVie, Inc.	2,850,600	131,270,130
Anadarko Petroleum Corp.	438,300	37,150,308
Beam, Inc.	601,200	38,903,652
BioMarin Pharmaceutical, Inc. (a)	571,200	37,470,720
Cummins, Inc.	486,500	51,758,735
D.R. Horton, Inc.	1,739,300	45,360,944
Gilead Sciences, Inc. (a)	2,466,400	124,898,496
Las Vegas Sands Corp.	1,894,600	106,571,250
MasterCard, Inc. Class A	225,360	124,608,305
McGraw-Hill Companies, Inc.	1,405,700	76,062,427
Monsanto Co.	558,300	59,637,606
News Corp. Class B	1,847,200	57,484,864
Noble Energy, Inc.	769,828	87,213,814
PriceSmart, Inc.	298,900	26,670,847
salesforce.com, Inc. (a)	540,000	22,199,400
The Blackstone Group LP	2,847,700	58,520,235
Time Warner, Inc.	389,300	23,272,354
ViroPharma, Inc. (a)	1,310,084	35,699,789
Visa, Inc. Class A	802,300	135,155,458
Waters Corp. (a)	277,552	25,645,805
Workday, Inc. Class A	239,850	15,026,603
Yum! Brands, Inc.	548,300	37,350,196
TOTAL UNITED STATES OF AMERICA		1,357,931,938
TOTAL COMMON STOCKS (Cost $17,175,130,790)		22,688,312,350
Nonconvertible Preferred Stocks - 1.5%

Germany - 1.5%
Henkel AG & Co. KGaA (d)	1,494,000	140,874,668
ProSiebenSat.1 Media AG	1,648,400	63,128,620
Volkswagen AG (d)	844,226	171,106,548
TOTAL GERMANY		375,109,836
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	955,855,600	1,484,778
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $242,450,396)		376,594,614
Investment Companies - 0.5%

United States of America - 0.5%
WisdomTree Japan Hedged Equity ETF (d) (Cost $117,277,316)	2,498,600	118,833,416
Government Obligations - 0.0%
	Principal Amount	Value
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.08% 5/30/13 to 7/5/13 (g) (Cost $6,709,434)	$ 6,710,000	$ 6,709,706
Money Market Funds - 13.8%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	1,319,127,672	1,319,127,672
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	2,039,790,514	2,039,790,514
TOTAL MONEY MARKET FUNDS (Cost $3,358,918,186)		3,358,918,186
TOTAL INVESTMENT PORTFOLIO - 108.7% (Cost $20,900,486,122)		26,549,368,272
NET OTHER ASSETS (LIABILITIES) - (8.7)%		(2,125,268,535)
NET ASSETS - 100%		$ 24,424,099,737
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,736 CME NIKKEI 225 Index Contracts (Japan)	June 2013	$ 124,454,257	$ 9,472,932
1,405 CME NIKKEI 225 Index Contracts (Japan)	June 2013	97,717,750	14,999,762
TOTAL EQUITY INDEX CONTRACTS		$ 222,172,007	$ 24,472,694

The face value of futures purchased as a percentage of net assets is 0.9%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,266,828 or 0.1% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,709,706.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 986,874
Fidelity Securities Lending Cash Central Fund	4,940,607
Total	$ 5,927,481
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
3Legs Resources PLC	$ 4,046,188	$ -	$ 2,553,704	$ -	$ -
Pactera Technology International Ltd. ADR (formerly HiSoft Technology International Ltd. ADR)	17,640,142	-	15,572,364	-	-
Painted Pony Petroleum Ltd.	26,878,078	-	4,597,127	-	19,266,828
Painted Pony Petroleum Ltd. Class A	43,070,995	-	-	-	38,666,360
Total	$ 91,635,403	$ -	$ 22,723,195	$ -	$ 57,933,188
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,754,126,438	$ 2,710,325,733	$ 1,043,800,705	$ -
Consumer Staples	3,688,115,294	2,002,111,907	1,685,996,472	6,915
Energy	997,993,708	924,554,403	73,439,305	-
Financials	4,919,470,203	2,936,004,613	1,983,465,590	-
Health Care	3,286,909,300	1,585,704,633	1,701,204,667	-
Industrials	1,709,832,611	1,566,675,119	143,157,492	-
Information Technology	2,070,270,907	1,188,266,287	882,004,620	-
Materials	1,706,488,916	1,301,934,320	404,554,596	-
Telecommunication Services	931,699,587	706,148,180	225,551,407	-
Investment Companies	118,833,416	118,833,416	-	-
Government Obligations	6,709,706	-	6,709,706	-
Money Market Funds	3,358,918,186	3,358,918,186	-	-
Total Investments in Securities:	$ 26,549,368,272	$ 18,399,476,797	$ 8,149,884,560	$ 6,915
Derivative Instruments:
Assets
Futures Contracts	$ 24,472,694	$ 24,472,694	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 2,932,938,420
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 24,472,694	$ -
Total Value of Derivatives	$ 24,472,694	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Diversified International Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013

Assets
Investment in securities, at value (including securities loaned of $1,955,864,248) - See accompanying schedule: Unaffiliated issuers (cost $17,496,151,864)	$ 23,132,516,898
Fidelity Central Funds (cost $3,358,918,186)	3,358,918,186
Other affiliated issuers (cost $45,416,072)	57,933,188
Total Investments (cost $20,900,486,122)		$ 26,549,368,272
Cash		1,093,396
Foreign currency held at value (cost $634,181)		640,312
Receivable for investments sold		38,698,644
Receivable for fund shares sold		19,456,660
Dividends receivable		136,153,033
Distributions receivable from Fidelity Central Funds		3,162,703
Receivable for daily variation margin on futures contracts		173,779
Prepaid expenses		14,818
Receivable from investment adviser for expense reductions		41,924
Other receivables		2,984,681
Total assets		26,751,788,222

Liabilities
Payable for investments purchased	$ 251,468,078
Payable for fund shares redeemed	18,019,278
Accrued management fee	13,797,093
Other affiliated payables	2,795,621
Other payables and accrued expenses	1,817,901
Collateral on securities loaned, at value	2,039,790,514
Total liabilities		2,327,688,485

Net Assets		$ 24,424,099,737
Net Assets consist of:
Paid in capital		$ 20,959,003,129
Undistributed net investment income		124,788,038
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,334,850,903)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,675,159,473
Net Assets		$ 24,424,099,737

Diversified International: Net Asset Value, offering price and redemption price per share ($13,787,898,434 ÷ 421,195,278 shares)		$ 32.74

Class K: Net Asset Value, offering price and redemption price per share ($10,636,201,303 ÷ 325,338,571 shares)		$ 32.69

Statement of Operations

	Six months ended April 30, 2013

Investment Income
Dividends		$ 277,980,707
Interest		46,693
Income from Fidelity Central Funds		5,927,481
Income before foreign taxes withheld		283,954,881
Less foreign taxes withheld		(20,273,519)
Total income		263,681,362

Expenses
Management fee Basic fee	$ 81,159,882
Performance adjustment	1,946,547
Transfer agent fees	15,494,856
Accounting and security lending fees	1,190,679
Custodian fees and expenses	1,347,533
Independent trustees' compensation	73,025
Appreciation in deferred trustee compensation account	23
Registration fees	116,539
Audit	112,407
Legal	69,707
Miscellaneous	88,027
Total expenses before reductions	101,599,225
Expense reductions	(3,684,727)	97,914,498
Net investment income (loss)		165,766,864
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	730,485,393
Other affiliated issuers	(15,340,888)
Foreign currency transactions	(614,925)
Futures contracts	1,691,420
Total net realized gain (loss)		716,221,000
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $106,853)	2,258,927,792
Assets and liabilities in foreign currencies	957,799
Futures contracts	24,472,694
Total change in net unrealized appreciation (depreciation)		2,284,358,285
Net gain (loss)		3,000,579,285
Net increase (decrease) in net assets resulting from operations		$ 3,166,346,149

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Diversified International Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 165,766,864	$ 362,378,873
Net realized gain (loss)	716,221,000	522,680,347
Change in net unrealized appreciation (depreciation)	2,284,358,285	777,447,571
Net increase (decrease) in net assets resulting from operations	3,166,346,149	1,662,506,791
Distributions to shareholders from net investment income	(361,491,960)	(460,432,289)
Distributions to shareholders from net realized gain	(51,508,246)	-
Total distributions	(413,000,206)	(460,432,289)
Share transactions - net increase (decrease)	(484,514,078)	(4,619,314,396)
Redemption fees	194,337	414,440
Total increase (decrease) in net assets	2,269,026,202	(3,416,825,454)

Net Assets
Beginning of period	22,155,073,535	25,571,898,989
End of period (including undistributed net investment income of $124,788,038 and undistributed net investment income of $320,513,134, respectively)	$ 24,424,099,737	$ 22,155,073,535

Financial Highlights - Diversified International

	Six months ended April 30,	Years ended October 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 29.07	$ 27.49	$ 29.49	$ 26.86	$ 21.96	$ 45.41
Income from Investment Operations
Net investment income (loss) D	.21	.42	.53 G	.37	.35	.55
Net realized and unrealized gain (loss)	3.98	1.65	(1.99)	2.61	4.86	(20.96)
Total from investment operations	4.19	2.07	(1.46)	2.98	5.21	(20.41)
Distributions from net investment income	(.46)	(.49)	(.46)	(.35)	(.31)	(.47)
Distributions from net realized gain	(.07)	-	(.08)	-	-	(2.57)
Total distributions	(.52) J	(.49)	(.54)	(.35)	(.31)	(3.04)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 32.74	$ 29.07	$ 27.49	$ 29.49	$ 26.86	$ 21.96
Total Return B, C	14.63%	7.72%	(5.07)%	11.15%	24.32%	(48.04)%
Ratios to Average Net Assets E, H
Expenses before reductions	.94% A	1.01%	.90%	.98%	1.01%	1.04%
Expenses net of fee waivers, if any	.94% A	1.01%	.89%	.98%	1.01%	1.04%
Expenses net of all reductions	.91% A	.99%	.87%	.96%	.99%	1.02%
Net investment income (loss)	1.38% A	1.53%	1.78% G	1.34%	1.58%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,787,898	$ 13,269,769	$ 17,285,369	$ 26,527,229	$ 30,998,270	$ 28,274,961
Portfolio turnover rate F	51% A	35%	45%	57%	54%	49%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.44%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.52 per share is comprised of distributions from net investment income of $.456 and distributions from net realized gain of $.068 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30,	Years ended October 31,
	2013	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 29.06	$ 27.51	$ 29.51	$ 26.89	$ 21.98	$ 38.39
Income from Investment Operations
Net investment income (loss) D	.23	.47	.58 G	.42	.42	.16
Net realized and unrealized gain (loss)	3.98	1.63	(1.97)	2.61	4.85	(16.57)
Total from investment operations	4.21	2.10	(1.39)	3.03	5.27	(16.41)
Distributions from net investment income	(.51)	(.55)	(.53)	(.41)	(.36)	-
Distributions from net realized gain	(.07)	-	(.08)	-	-	-
Total distributions	(.58)	(.55)	(.61)	(.41)	(.36)	-
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 32.69	$ 29.06	$ 27.51	$ 29.51	$ 26.89	$ 21.98
Total Return B, C	14.70%	7.86%	(4.87)%	11.33%	24.64%	(42.75)%
Ratios to Average Net Assets E, I
Expenses before reductions	.80% A	.84%	.73%	.79%	.77%	.88% A
Expenses net of fee waivers, if any	.80% A	.84%	.72%	.79%	.77%	.88% A
Expenses net of all reductions	.77% A	.83%	.70%	.77%	.76%	.87% A
Net investment income (loss)	1.53% A	1.70%	1.95% G	1.54%	1.81%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,636,201	$ 8,885,304	$ 8,115,192	$ 7,697,405	$ 4,713,909	$ 932,275
Portfolio turnover rate F	51% A	35%	45%	57%	54%	49%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.61%. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013

1. Organization.

Fidelity® Diversified International Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Diversified International and Class K, each of which has equal rights as to assets and voting privileges. The Fund offered Class F shares during the period June 26, 2009 through December 16, 2011, and all outstanding shares were redeemed by December 16, 2011. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 5,770,749,554
Gross unrealized depreciation	(242,933,641)
Net unrealized appreciation (depreciation) on securities and other investments	$ 5,527,815,913

Tax cost	$ 21,021,552,359

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (2,283,224,226)
2018	(619,571,852)
Total capital loss carryforward	$ (2,902,796,078)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market, and to fluctuations in currency values.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period, the Fund recognized net realized gain (loss) of $1,691,420 and a change in net unrealized appreciation (depreciation) of $24,472,694 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,605,748,473 and $6,384,002,125, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Diversified International as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .72% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

and type of account of the shareholders of Diversified International. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Diversified International	$ 13,132,098.20
Class K	2,362,758.05
	$ 15,494,856

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $18,650 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $29,775 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,940,607, including $10,406 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,642,631 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $172.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $41,924.

Semiannual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012 A
From net investment income
Diversified International	$ 204,367,629	$ 294,773,906
Class K	157,124,331	163,061,175
Class F	-	2,597,208
Total	$ 361,491,960	$ 460,432,289
From net realized gain
Diversified International	$ 30,475,867	$ -
Class K	21,032,379	-
Class F	-	-
Total	$ 51,508,246	$ -

A All Class F shares were redeemed on December 16, 2011.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012 A	Six months ended April 30, 2013	Year ended October 31, 2012 A
Diversified International
Shares sold	35,415,903	68,919,981	$ 1,093,997,618	$ 1,874,276,249
Reinvestment of distributions	7,563,287	10,773,340	222,133,727	281,938,317
Shares redeemed	(78,251,468)	(251,932,423)	(2,391,694,816)	(6,875,660,945)
Net increase (decrease)	(35,272,278)	(172,239,102)	$ (1,075,563,471)	$ (4,719,446,379)
Class K
Shares sold	48,367,261	107,189,633	$ 1,474,605,459	$ 2,919,697,004
Reinvestment of distributions	6,076,286	6,242,771	178,156,711	163,061,175
Shares redeemed	(34,830,537)	(102,745,898)	(1,061,712,777)	(2,820,922,083)
Net increase (decrease)	19,613,010	10,686,506	$ 591,049,393	$ 261,836,096
Class F
Shares sold	-	439,287	$ -	$ 11,548,416
Reinvestment of distributions	-	99,472	-	2,597,208
Shares redeemed	-	(6,767,017)	-	(175,849,737)
Net increase (decrease)	-	(6,228,258)	$ -	$ (161,704,113)

A All Class F shares were redeemed on December 16, 2011.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity Diversified International Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Diversified International Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2013, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2013 and for the year ended October 31, 2012, and the financial highlights for the six months ended April 30, 2013 and for each of the five years in the period ended October 31, 2012. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Diversified International Fund as of April 30, 2013, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2013 and for the year ended October 31, 2012, and the financial highlights for the six months ended April 30, 2013 and for each of the five years in the period ended October 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 13, 2013

Semiannual Report

Fidelity International Capital Appreciation Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Actual	1.18%	$ 1,000.00	$ 1,159.30	$ 6.32
HypotheticalA		$ 1,000.00	$ 1,018.94	$ 5.91

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity International Capital Appreciation Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
United States of America	14.5%
United Kingdom	14.4%
Japan	10.6%
France	7.5%
Germany	6.5%
Switzerland	4.2%
Brazil	4.1%
India	3.7%
Indonesia	3.5%
Other	31.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
United States of America	16.1%
United Kingdom	13.6%
France	8.6%
Japan	6.9%
Germany	5.5%
Switzerland	5.3%
India	4.4%
Indonesia	3.8%
Brazil	3.8%
Other	32.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	100.0	99.9
Short-Term Investments and Net Other Assets (Liabilities)	0.0*	0.1

* Amount represents less than 0.1%.

Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.6	1.7
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	1.3	1.3
Sanofi SA (France, Pharmaceuticals)	1.0	0.0
Unilever PLC (United Kingdom, Food Products)	1.0	1.0
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	0.9	1.0
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (Japan, Commercial Banks)	0.8	0.0
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (Taiwan, Semiconductors & Semiconductor Equipment)	0.8	0.8
Bayer AG (Germany, Pharmaceuticals)	0.8	0.0
BASF AG (Germany, Chemicals)	0.8	0.8
Diageo PLC sponsored ADR (United Kingdom, Beverages)	0.8	0.8
	9.8
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.1	19.4
Industrials	17.7	17.2
Financials	15.8	12.1
Consumer Staples	14.5	19.4
Information Technology	10.7	11.1
Materials	8.4	10.3
Health Care	7.1	5.4
Telecommunication Services	1.7	1.8
Energy	1.0	3.3

Semiannual Report

Fidelity International Capital Appreciation Fund

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Australia - 1.4%
Carsales.com Ltd.	231,654	$ 2,322,306
Coca-Cola Amatil Ltd.	210,991	3,311,638
CSL Ltd.	64,993	4,242,134
McMillan Shakespeare Ltd.	164,513	2,602,603
TOTAL AUSTRALIA		12,478,681
Austria - 0.3%
Andritz AG	47,900	3,121,293
Bailiwick of Jersey - 1.6%
Experian PLC	220,200	3,871,980
UBM PLC	265,200	3,015,462
Wolseley PLC	79,920	3,951,495
WPP PLC	220,900	3,651,992
TOTAL BAILIWICK OF JERSEY		14,490,929
Belgium - 0.7%
Anheuser-Busch InBev SA NV (d)	66,159	6,355,933
Bermuda - 0.7%
Credicorp Ltd. (NY Shares)	21,060	3,171,425
Jardine Matheson Holdings Ltd.	45,600	2,960,808
TOTAL BERMUDA		6,132,233
Brazil - 4.1%
BM&F Bovespa SA	502,100	3,485,777
BR Malls Participacoes SA	260,500	3,072,748
CCR SA	318,800	3,119,882
Cielo SA	129,000	3,402,389
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	103,800	4,361,676
Iguatemi Empresa de Shopping Centers SA	226,200	2,703,207
Itau Unibanco Holding SA sponsored ADR	266,625	4,487,299
Multiplan Empreendimentos Imobiliarios SA	104,500	2,982,879
Qualicorp SA (a)	314,900	3,065,976
Souza Cruz SA	202,800	3,114,854
Ultrapar Participacoes SA	127,100	3,382,769
TOTAL BRAZIL		37,179,456
Canada - 2.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	58,600	3,560,381
Canadian National Railway Co.	50,300	4,924,402
Canadian Pacific Railway Ltd.	30,700	3,826,187
CGI Group, Inc. Class A (sub. vtg.) (a)	118,000	3,736,364
Cineplex, Inc. (d)	84,370	2,867,466
Constellation Software, Inc.	21,000	2,866,147
TOTAL CANADA		21,780,947
Cayman Islands - 1.2%
Baidu.com, Inc. sponsored ADR (a)	32,500	2,790,125

	Shares	Value
Sands China Ltd.	666,800	$ 3,497,195
Tencent Holdings Ltd.	130,700	4,483,462
TOTAL CAYMAN ISLANDS		10,770,782
Denmark - 0.7%
Novo Nordisk A/S Series B sponsored ADR	37,540	6,630,690
Finland - 0.8%
Kone Oyj (B Shares)	43,200	3,814,625
Nokian Tyres PLC	75,900	3,290,568
TOTAL FINLAND		7,105,193
France - 7.5%
Air Liquide SA	38,210	4,836,822
Bureau Veritas SA	27,500	3,369,910
Christian Dior SA	21,312	3,714,646
Dassault Systemes SA	26,994	3,291,907
Edenred SA	91,500	3,046,263
Eutelsat Communications	82,300	2,971,374
Ingenico SA	35,849	2,402,585
L'Oreal SA	26,600	4,743,180
LVMH Moet Hennessy - Louis Vuitton SA	29,638	5,132,677
Pernod Ricard SA	32,100	3,973,765
PPR SA	16,000	3,519,944
Publicis Groupe SA	50,600	3,519,802
Safran SA	70,000	3,437,635
Sanofi SA	87,414	9,450,816
Schneider Electric SA (d)	64,394	4,910,133
Sodexo SA	38,400	3,206,700
Zodiac Aerospace	25,356	3,177,972
TOTAL FRANCE		68,706,131
Germany - 5.8%
adidas AG	37,600	3,926,723
BASF AG (d)	73,776	6,890,538
Bayer AG (d)	67,000	6,990,028
Bayerische Motoren Werke AG (BMW)	51,673	4,766,956
Brenntag AG	20,400	3,477,775
Duerr AG	21,164	2,407,577
Fresenius SE & Co. KGaA	27,500	3,448,499
Henkel AG & Co. KGaA	54,389	4,258,260
Hugo Boss AG	25,600	2,978,962
Linde AG	22,600	4,273,977
MTU Aero Engines Holdings AG (d)	29,300	2,772,064
SAP AG	82,299	6,561,037
TOTAL GERMANY		52,752,396
Hong Kong - 1.3%
AIA Group Ltd.	1,256,200	5,576,708
Galaxy Entertainment Group Ltd. (a)	768,000	3,439,109
Techtronic Industries Co. Ltd.	1,254,500	2,997,162
TOTAL HONG KONG		12,012,979
Common Stocks - continued
	Shares	Value
India - 3.7%
Asian Paints India Ltd.	37,322	$ 3,254,421
Bajaj Auto Ltd.	92,648	3,245,139
HDFC Bank Ltd.	323,148	4,117,622
Housing Development Finance Corp. Ltd. (a)	252,902	3,992,917
ITC Ltd.	640,430	3,922,984
Maruti Suzuki India Ltd.	91,953	2,982,701
Sun Pharmaceutical Industries Ltd.	184,361	3,266,025
Sun TV Ltd.	329,038	2,555,201
Tata Consultancy Services Ltd.	126,026	3,235,806
Titan Industries Ltd. (a)	643,085	3,242,677
TOTAL INDIA		33,815,493
Indonesia - 3.5%
PT ACE Hardware Indonesia Tbk	27,661,000	2,788,144
PT Astra International Tbk	4,765,000	3,602,230
PT Bank Central Asia Tbk	3,326,500	3,678,046
PT Bank Rakyat Indonesia Tbk	3,694,000	3,571,461
PT Global Mediacom Tbk	11,762,500	2,631,359
PT Jasa Marga Tbk	4,562,000	3,143,774
PT Mitra Adiperkasa Tbk	3,432,000	2,912,208
PT Semen Gresik (Persero) Tbk	1,785,000	3,378,137
PT Surya Citra Media Tbk	10,664,500	3,071,282
PT Tower Bersama Infrastructure Tbk (a)	4,973,500	2,890,226
TOTAL INDONESIA		31,666,867
Ireland - 0.3%
Accenture PLC Class A	38,408	3,127,948
Italy - 0.6%
Prada SpA	312,600	2,817,777
Tod's SpA	21,194	3,075,841
TOTAL ITALY		5,893,618
Japan - 10.6%
Bridgestone Corp.	102,600	3,872,473
Daihatsu Motor Co. Ltd.	147,000	2,916,004
Daito Trust Construction Co. Ltd.	42,400	4,111,149
Fanuc Corp.	29,200	4,407,803
Fuji Heavy Industries Ltd.	205,000	3,869,473
Isuzu Motors Ltd.	499,000	3,325,502
Japan Airport Terminal Co. Ltd.	43,500	671,119
Japan Exchange Group, Inc.	26,100	3,203,779
Japan Tobacco, Inc.	138,400	5,231,691
Kansai Paint Co. Ltd.	267,000	3,426,108
Keyence Corp.	11,470	3,639,960
Komatsu Ltd.	164,500	4,506,966
Makita Corp.	63,600	3,879,475
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (d)	1,107,700	7,510,206
Mitsubishi UFJ Lease & Finance Co. Ltd.	411,600	2,324,964
Nomura Holdings, Inc. sponsored ADR (d)	632,876	5,183,254
ORIX Corp.	288,300	4,423,764

	Shares	Value
SHIMANO, Inc.	30,700	$ 2,674,115
SMC Corp.	18,200	3,648,602
Softbank Corp.	107,500	5,331,348
Sumitomo Mitsui Financial Group, Inc. ADR	704,400	6,684,756
Sumitomo Mitsui Trust Holdings, Inc.	658,000	3,306,785
Sumitomo Rubber Industries Ltd.	146,600	2,706,982
USS Co. Ltd.	25,480	3,268,689
Yahoo! Japan Corp.	5,700	2,864,193
TOTAL JAPAN		96,989,160
Korea (South) - 1.3%
Samsung Electronics Co. Ltd.	8,487	11,710,348
Luxembourg - 0.6%
Eurofins Scientific SA	14,142	3,073,011
SES SA (France) (depositary receipt)	87,134	2,720,749
TOTAL LUXEMBOURG		5,793,760
Mexico - 1.8%
Bolsa Mexicana de Valores SA de CV	1,026,600	2,796,828
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	31,680	3,592,195
Grupo Financiero Banorte S.A.B. de CV Series O	463,700	3,496,568
Grupo Televisa SA de CV (CPO) sponsored ADR	134,498	3,405,489
Mexichem S.A.B. de CV	586,300	2,988,405
TOTAL MEXICO		16,279,485
Netherlands - 1.5%
ASML Holding NV (Netherlands)	54,059	4,022,687
Core Laboratories NV	19,925	2,884,742
Heineken Holding NV (A Shares)	59,600	3,583,863
LyondellBasell Industries NV Class A	49,100	2,980,370
TOTAL NETHERLANDS		13,471,662
Nigeria - 1.0%
Guaranty Trust Bank PLC	18,731,632	3,058,710
Nestle Foods Nigeria PLC	468,310	2,637,949
Nigerian Breweries PLC	2,858,510	2,983,344
TOTAL NIGERIA		8,680,003
Panama - 0.6%
Copa Holdings SA Class A	23,800	2,988,804
Intergroup Financial Services Corp.	78,726	2,771,942
TOTAL PANAMA		5,760,746
Philippines - 1.8%
Alliance Global Group, Inc.	5,117,100	2,945,362
Metropolitan Bank & Trust Co.	1,068,940	3,232,132
Security Bank Corp.	664,750	3,183,696
Common Stocks - continued
	Shares	Value
Philippines - continued
SM Investments Corp.	123,410	$ 3,431,802
SM Prime Holdings, Inc.	6,641,625	3,226,047
TOTAL PHILIPPINES		16,019,039
Russia - 1.2%
Magnit OJSC GDR (Reg. S)	72,605	3,702,855
NOVATEK OAO GDR (Reg. S)	24,200	2,449,040
Sberbank (Savings Bank of the Russian Federation) (a)	1,412,000	4,490,753
TOTAL RUSSIA		10,642,648
South Africa - 2.6%
Aspen Pharmacare Holdings Ltd.	158,400	3,440,370
Discovery Ltd.	363,100	3,307,494
Life Healthcare Group Holdings Ltd.	795,369	3,360,165
Mr Price Group Ltd.	221,500	3,183,715
Nampak Ltd.	825,200	3,032,830
Naspers Ltd. Class N	59,400	3,975,004
Shoprite Holdings Ltd.	184,720	3,501,312
TOTAL SOUTH AFRICA		23,800,890
Spain - 1.5%
Amadeus IT Holding SA Class A	123,200	3,636,794
Grifols SA ADR	104,100	3,251,043
Inditex SA	30,713	4,127,666
Viscofan Envolturas Celulosicas SA	52,900	2,747,653
TOTAL SPAIN		13,763,156
Sweden - 1.1%
ASSA ABLOY AB (B Shares)	85,794	3,416,643
Atlas Copco AB (A Shares) (d)	144,400	3,801,026
Elekta AB (B Shares)	206,300	3,171,985
TOTAL SWEDEN		10,389,654
Switzerland - 4.2%
Compagnie Financiere Richemont SA Series A	62,295	5,031,571
Nestle SA	204,408	14,576,842
Schindler Holding AG (Reg.)	23,200	3,395,913
SGS SA (Reg.)	1,430	3,455,808
Sika AG (Bearer)	1,258	3,037,438
Swatch Group AG (Bearer)	6,707	3,841,124
Syngenta AG (Switzerland)	11,235	4,803,180
TOTAL SWITZERLAND		38,141,876
Taiwan - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	379,579	7,242,367
Thailand - 1.6%
Airports of Thailand PCL (For. Reg.)	478,800	2,357,295
BEC World PCL (For. Reg.)	919,300	2,098,572
Kasikornbank PCL (For. Reg.)	485,100	3,570,072

	Shares	Value
Siam Commercial Bank PCL (For. Reg.)	559,500	$ 3,545,724
Thai Beverage PCL	5,450,000	2,676,991
TOTAL THAILAND		14,248,654
Turkey - 1.3%
Coca-Cola Icecek A/S	104,618	2,917,808
Koc Holding A/S	547,000	3,310,529
TAV Havalimanlari Holding A/S	334,000	2,356,770
Turkiye Garanti Bankasi A/S	653,909	3,611,044
TOTAL TURKEY		12,196,151
United Kingdom - 14.4%
Aberdeen Asset Management PLC	448,200	3,123,901
Aggreko PLC	115,390	3,194,076
Ashtead Group PLC	326,600	2,980,529
British American Tobacco PLC (United Kingdom)	154,300	8,553,661
British Sky Broadcasting Group PLC	228,000	2,989,142
Burberry Group PLC	166,400	3,453,259
Compass Group PLC	310,500	4,085,210
Croda International PLC	78,900	3,037,020
Diageo PLC sponsored ADR	56,100	6,855,420
Domino's Pizza UK & IRL PLC	211,900	2,142,798
Elementis PLC	777,225	3,181,242
Filtrona PLC	228,000	2,502,167
Halma PLC	377,600	2,935,658
InterContinental Hotel Group PLC ADR	110,340	3,260,547
Intertek Group PLC	67,600	3,473,614
ITV PLC	1,644,000	3,215,118
Johnson Matthey PLC	89,504	3,370,112
Kingfisher PLC	499,600	2,429,824
Meggitt PLC	470,300	3,423,313
Next PLC	53,000	3,588,658
Oxford Instruments PLC	102,500	2,451,963
Prudential PLC	298,672	5,135,538
Reckitt Benckiser Group PLC	72,800	5,310,419
Rexam PLC	392,990	3,152,979
Rightmove PLC	104,284	3,111,819
Rolls-Royce Group PLC	269,000	4,721,718
Rolls-Royce Group PLC (C Shares) (a)	22,131,200	34,378
Rotork PLC	68,200	3,081,750
SABMiller PLC	95,800	5,161,507
Spectris PLC	89,700	2,939,979
Standard Chartered PLC (United Kingdom)	235,224	5,908,279
The Weir Group PLC	96,600	3,307,182
Travis Perkins PLC	119,000	2,650,730
Unilever PLC	209,000	9,055,288
Whitbread PLC	82,918	3,290,857
TOTAL UNITED KINGDOM		131,109,655
United States of America - 14.5%
Allergan, Inc.	25,731	2,921,755
American Tower Corp.	38,042	3,195,148
Common Stocks - continued
	Shares	Value
United States of America - continued
AMETEK, Inc.	68,600	$ 2,792,706
Amphenol Corp. Class A	38,666	2,920,056
Axiall Corp.	56,700	2,973,915
CBS Corp. Class B	58,625	2,683,853
Colgate-Palmolive Co.	24,750	2,955,398
Comcast Corp. Class A	69,400	2,866,220
Crown Castle International Corp. (a)	40,434	3,113,418
Cummins, Inc.	26,300	2,798,057
Danaher Corp.	45,731	2,786,847
Discovery Communications, Inc. (a)	37,000	2,916,340
Ecolab, Inc.	35,600	3,012,472
Estee Lauder Companies, Inc. Class A	43,216	2,997,030
FMC Corp.	48,600	2,950,020
Google, Inc. Class A (a)	3,640	3,001,435
Home Depot, Inc.	41,731	3,060,969
Lowe's Companies, Inc.	70,100	2,693,242
MasterCard, Inc. Class A	5,700	3,151,701
McGraw-Hill Companies, Inc.	55,285	2,991,471
Mead Johnson Nutrition Co. Class A	37,058	3,005,033
Mettler-Toledo International, Inc. (a)	13,600	2,841,856
Monsanto Co.	21,200	2,264,584
Moody's Corp.	51,040	3,105,784
News Corp. Class A	90,610	2,806,192
NIKE, Inc. Class B	46,100	2,931,960
Oracle Corp.	84,600	2,773,188
Philip Morris International, Inc.	30,558	2,921,039
PPG Industries, Inc.	20,623	3,034,468
Precision Castparts Corp.	14,900	2,850,221
priceline.com, Inc. (a)	4,100	2,853,559
QUALCOMM, Inc.	41,900	2,581,878
Roper Industries, Inc.	22,900	2,739,985
SBA Communications Corp. Class A (a)	39,300	3,104,307
Sherwin-Williams Co.	16,760	3,068,924
The Walt Disney Co.	48,467	3,045,666
Time Warner, Inc.	48,500	2,899,330
TransDigm Group, Inc.	14,700	2,157,960
Tupperware Brands Corp.	29,350	2,356,805
Union Pacific Corp.	18,900	2,796,444
United Technologies Corp.	31,608	2,885,494
Visa, Inc. Class A	18,740	3,156,940
W.R. Grace & Co. (a)	38,500	2,968,735
Waters Corp. (a)	30,600	2,827,440
Williams-Sonoma, Inc.	42,400	2,276,032
Yum! Brands, Inc.	41,244	2,809,541
TOTAL UNITED STATES OF AMERICA		131,845,418
TOTAL COMMON STOCKS (Cost $749,072,152)		902,106,241
Nonconvertible Preferred Stocks - 1.0%
	Shares	Value
Colombia - 0.3%
Banco Davivienda SA	214,869	$ 2,874,992
Germany - 0.7%
ProSiebenSat.1 Media AG	86,500	3,312,682
Sartorius AG (non-vtg.)	28,500	3,057,820
TOTAL GERMANY		6,370,502
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	32,011,000	49,724
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,913,468)		9,295,218
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 0.13% (b)	3,135,402	3,135,402
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	35,527,000	35,527,000
TOTAL MONEY MARKET FUNDS (Cost $38,662,402)		38,662,402
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $795,648,022)		950,063,861
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(38,369,796)
NET ASSETS - 100%		$ 911,694,065
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,802
Fidelity Securities Lending Cash Central Fund	78,147
Total	$ 81,949
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 211,518,048	$ 179,178,835	$ 29,267,931	$ 3,071,282
Consumer Staples	132,569,969	88,796,554	43,773,415	-
Energy	8,716,551	8,716,551	-	-
Financials	144,214,869	117,591,268	26,623,601	-
Health Care	65,039,613	55,588,797	9,450,816	-
Industrials	159,235,023	142,792,177	16,442,846	-
Information Technology	97,249,223	80,161,346	17,087,877	-
Materials	78,418,864	70,189,576	8,229,288	-
Telecommunication Services	14,439,299	9,107,951	5,331,348	-
Money Market Funds	38,662,402	38,662,402	-	-
Total Investments in Securities:	$ 950,063,861	$ 790,785,457	$ 156,207,122	$ 3,071,282

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 41,509,780
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Capital Appreciation Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $33,824,166) - See accompanying schedule: Unaffiliated issuers (cost $756,985,620)	$ 911,401,459
Fidelity Central Funds (cost $38,662,402)	38,662,402
Total Investments (cost $795,648,022)		$ 950,063,861
Cash		47,967
Foreign currency held at value (cost $491,178)		492,600
Receivable for investments sold		6,894,292
Receivable for fund shares sold		684,548
Dividends receivable		3,447,796
Distributions receivable from Fidelity Central Funds		54,142
Prepaid expenses		711
Receivable from investment adviser for expense reductions		2,730
Other receivables		388,452
Total assets		962,077,099

Liabilities
Payable for investments purchased	$ 12,648,021
Payable for fund shares redeemed	1,170,048
Accrued management fee	632,301
Other affiliated payables	194,484
Other payables and accrued expenses	211,180
Collateral on securities loaned, at value	35,527,000
Total liabilities		50,383,034

Net Assets		$ 911,694,065
Net Assets consist of:
Paid in capital		$ 850,279,572
Undistributed net investment income		2,672,530
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(95,560,569)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		154,302,532
Net Assets, for 60,503,395 shares outstanding		$ 911,694,065
Net Asset Value, offering price and redemption price per share ($911,694,065 ÷ 60,503,395 shares)		$ 15.07

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 8,697,416
Interest		13
Income from Fidelity Central Funds		81,949
Income before foreign taxes withheld		8,779,378
Less foreign taxes withheld		(656,024)
Total income		8,123,354

Expenses
Management fee Basic fee	$ 2,931,754
Performance adjustment	634,881
Transfer agent fees	909,924
Accounting and security lending fees	198,649
Custodian fees and expenses	152,378
Independent trustees' compensation	2,578
Registration fees	30,980
Audit	44,803
Legal	1,564
Interest	977
Miscellaneous	3,301
Total expenses before reductions	4,911,789
Expense reductions	(262,426)	4,649,363
Net investment income (loss)		3,473,991
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $39,827)	46,720,570
Foreign currency transactions	(278,510)
Total net realized gain (loss)		46,442,060
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $159,213)	70,796,033
Assets and liabilities in foreign currencies	53,169
Total change in net unrealized appreciation (depreciation)		70,849,202
Net gain (loss)		117,291,262
Net increase (decrease) in net assets resulting from operations		$ 120,765,253

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Capital Appreciation Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,473,991	$ 6,707,733
Net realized gain (loss)	46,442,060	2,157,172
Change in net unrealized appreciation (depreciation)	70,849,202	62,856,713
Net increase (decrease) in net assets resulting from operations	120,765,253	71,721,618
Distributions to shareholders from net investment income	(7,093,102)	(5,617,060)
Distributions to shareholders from net realized gain	-	(424,819)
Total distributions	(7,093,102)	(6,041,879)
Share transactions Proceeds from sales of shares	136,634,460	234,885,779
Reinvestment of distributions	5,286,278	4,397,051
Cost of shares redeemed	(74,423,472)	(130,029,260)
Net increase (decrease) in net assets resulting from share transactions	67,497,266	109,253,570
Redemption fees	9,693	13,254
Total increase (decrease) in net assets	181,179,110	174,946,563

Net Assets
Beginning of period	730,514,955	555,568,392
End of period (including undistributed net investment income of $2,672,530 and undistributed net investment income of $6,291,641, respectively)	$ 911,694,065	$ 730,514,955
Other Information Shares
Sold	9,650,920	19,239,728
Issued in reinvestment of distributions	389,022	382,352
Redeemed	(5,230,938)	(10,649,285)
Net increase (decrease)	4,809,004	8,972,795

Financial Highlights

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.12	$ 11.89	$ 12.63	$ 10.78	$ 7.42	$ 19.30
Income from Investment Operations
Net investment income (loss) D	.06	.12	.13 G	.12	.13	.19
Net realized and unrealized gain (loss)	2.02	1.24	(.62)	1.92	3.26	(9.54)
Total from investment operations	2.08	1.36	(.49)	2.04	3.39	(9.35)
Distributions from net investment income	(.13)	(.12)	(.15)	(.07)	(.03)	(.14)
Distributions from net realized gain	-	(.01)	(.10)	(.12)	-	(2.39)
Total distributions	(.13)	(.13)	(.25)	(.19)	(.03)	(2.53)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 15.07	$ 13.12	$ 11.89	$ 12.63	$ 10.78	$ 7.42
Total Return B, C	15.93%	11.57%	(4.03)%	19.12%	45.95%	(55.30)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.18% A	1.22%	1.16%	1.04%	.84%	.89%
Expenses net of fee waivers, if any	1.18% A	1.22%	1.16%	1.04%	.84%	.89%
Expenses net of all reductions	1.12% A	1.19%	1.09%	.87%	.72%	.72%
Net investment income (loss)	.84% A	1.01%	1.02% G	1.07%	1.49%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 911,694	$ 730,515	$ 555,568	$ 627,129	$ 456,330	$ 204,743
Portfolio turnover rate F	117% A	127%	254%	480%	387%	387%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .78%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® International Capital Appreciation Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 156,491,673
Gross unrealized depreciation	(5,783,813)
Net unrealized appreciation (depreciation) on securities and other investments	$ 150,707,860

Tax cost	$ 799,356,001

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fiscal year of expiration

2016	$ (107,720,846)
2017	(28,474,110)
Total with expiration	(136,194,956)
No expiration
Short-term	(268,670)
Long-term	-
Total no expiration	(268,670)
Total capital loss carryforward	$ (136,463,626)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $548,925,117 and $484,098,507, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .86% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,785 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,331,786.40%		$ 977

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,048 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $78,147. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $259,696 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $2,730.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record, in the aggregate, of approximately 30% of the total outstanding shares of the Fund.

Semiannual Report

Fidelity Overseas Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Overseas	1.02%
Actual		$ 1,000.00	$ 1,165.70	$ 5.48
HypotheticalA		$ 1,000.00	$ 1,019.74	$ 5.11
Class K	.85%
Actual		$ 1,000.00	$ 1,166.70	$ 4.57
HypotheticalA		$ 1,000.00	$ 1,020.58	$ 4.26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Overseas Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
United Kingdom	24.0%
Japan	17.6%
Germany	12.8%
Switzerland	9.7%
France	7.1%
United States of America	5.1%
Sweden	4.1%
Australia	3.0%
Bailiwick of Jersey	2.1%
Other	14.5%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
United Kingdom	26.7%
Japan	14.6%
Germany	14.1%
France	8.9%
Switzerland	8.9%
United States of America	5.6%
Sweden	3.2%
Australia	3.0%
Italy	2.7%
Other	12.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.2	97.7
Short-Term Investments and Net Other Assets (Liabilities)	0.8	2.3
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	2.6	2.8
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.2	2.0
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	2.0	2.5
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.8	1.8
Sanofi SA (France, Pharmaceuticals)	1.8	1.9
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.6	1.8
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.5	1.5
Australia & New Zealand Banking Group Ltd. (Australia, Commercial Banks)	1.5	1.4
Bayer AG (Germany, Pharmaceuticals)	1.4	1.5
Honda Motor Co. Ltd. sponsored ADR (Japan, Automobiles)	1.3	0.9
	17.7
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.1	14.9
Consumer Staples	15.4	15.5
Consumer Discretionary	15.3	14.8
Industrials	14.1	14.6
Health Care	12.9	11.5
Information Technology	9.2	7.3
Materials	8.5	10.0
Energy	3.6	6.1
Telecommunication Services	2.1	3.0

Semiannual Report

Fidelity Overseas Fund

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Australia - 3.0%
Ansell Ltd.	422,999	$ 6,928,664
Australia & New Zealand Banking Group Ltd.	983,058	32,449,297
BHP Billiton Ltd.	568,121	19,099,637
McMillan Shakespeare Ltd.	471,192	7,454,277
TOTAL AUSTRALIA		65,931,875
Austria - 0.4%
Andritz AG	147,900	9,637,561
Bailiwick of Jersey - 2.1%
Experian PLC	927,900	16,316,121
Informa PLC	1,145,311	8,503,949
WPP PLC	1,268,933	20,978,421
TOTAL BAILIWICK OF JERSEY		45,798,491
Belgium - 1.9%
Anheuser-Busch InBev SA NV	303,712	29,177,786
KBC Groupe SA	342,995	13,460,877
TOTAL BELGIUM		42,638,663
Bermuda - 0.4%
Signet Jewelers Ltd.	122,400	8,412,552
Brazil - 0.2%
Qualicorp SA (a)	536,300	5,221,604
Canada - 0.3%
Constellation Software, Inc.	51,500	7,028,885
Cayman Islands - 0.7%
Lifestyle International Holdings Ltd.	2,358,000	5,208,162
Shenzhou International Group Holdings Ltd.	3,824,000	11,087,415
TOTAL CAYMAN ISLANDS		16,295,577
Denmark - 1.1%
Novo Nordisk A/S Series B	131,600	23,164,868
Finland - 0.4%
Nokian Tyres PLC	194,900	8,449,693
France - 7.1%
ALTEN	162,300	5,847,953
BNP Paribas SA	283,671	15,806,192
Christian Dior SA	107,597	18,753,978
Dassault Systemes SA	89,000	10,853,512
Ipsos SA	285,057	9,554,078
JCDecaux SA	325,600	8,949,033
Pernod Ricard SA	139,724	17,296,895
PPR SA	88,500	19,469,690
Sanofi SA	360,031	38,924,964
Sodexo SA	122,900	10,263,109
TOTAL FRANCE		155,719,404
Germany - 10.9%
adidas AG	189,500	19,790,269
Allianz AG	128,334	18,937,510

	Shares	Value
BASF AG (d)	270,798	$ 25,292,017
Bayer AG (d)	304,797	31,799,099
Bayerische Motoren Werke AG (BMW)	135,823	12,529,991
Brenntag AG	120,400	20,525,693
Deutsche Bank AG	96,800	4,455,996
Deutsche Boerse AG	175,492	10,954,813
Deutsche Post AG	722,346	17,142,310
Fresenius SE & Co. KGaA	156,900	19,675,257
GEA Group AG	338,191	11,439,602
Linde AG	89,807	16,983,763
Pfeiffer Vacuum Technology AG	63,089	7,663,766
SAP AG	302,949	24,151,684
TOTAL GERMANY		241,341,770
Greece - 0.2%
Metka SA	219,083	3,326,651
Hong Kong - 0.1%
City Telecom (HK) Ltd. (CTI)	7,267,000	2,207,349
Ireland - 1.8%
Accenture PLC Class A	130,800	10,652,352
DCC PLC (Ireland)	354,100	12,959,366
Kerry Group PLC Class A	256,764	15,186,108
TOTAL IRELAND		38,797,826
Israel - 0.4%
Check Point Software Technologies Ltd. (a)	190,000	8,857,800
Italy - 1.5%
Autogrill SpA	792,400	10,252,890
ENI SpA	634,500	15,143,232
Pirelli & C SpA	746,700	7,753,845
TOTAL ITALY		33,149,967
Japan - 17.6%
ABC-MART, Inc.	261,600	9,799,621
AEON Financial Service Co. Ltd. (d)	418,000	12,532,057
Air Water, Inc.	658,000	10,654,513
Aozora Bank Ltd.	3,959,000	12,403,944
Credit Saison Co. Ltd.	322,300	9,427,791
Daito Trust Construction Co. Ltd.	96,500	9,356,741
Don Quijote Co. Ltd.	238,100	12,974,078
EPS Co. Ltd. (d)	4,531	7,180,559
Fanuc Corp.	97,400	14,702,740
GMO Internet, Inc.	1,005,600	13,164,685
Hitachi Ltd.	2,829,000	18,079,699
Honda Motor Co. Ltd. sponsored ADR (d)	738,500	29,525,230
Hoya Corp.	509,800	10,214,530
Japan Tobacco, Inc.	638,300	24,128,530
JSR Corp.	463,700	10,674,395
Kansai Paint Co. Ltd.	667,000	8,558,854
Keyence Corp.	56,390	17,895,145
Makita Corp.	152,400	9,296,100
Meitec Corp.	275,000	7,086,738
Miraca Holdings, Inc.	191,900	9,569,449
Common Stocks - continued
	Shares	Value
Japan - continued
Misumi Group, Inc.	244,100	$ 7,453,055
Nakanishi, Inc.	34,300	4,384,267
Nihon Nohyaku Co. Ltd.	479,000	4,556,453
Nitori Holdings Co. Ltd.	72,150	5,443,184
Obic Co. Ltd.	31,750	8,376,817
ORIX Corp.	1,463,700	22,459,464
Seven Bank Ltd.	4,434,200	15,745,518
Shinsei Bank Ltd.	5,681,000	15,944,874
Ship Healthcare Holdings, Inc.	272,400	10,485,057
SMC Corp.	70,100	14,053,130
Tsuruha Holdings, Inc.	77,100	7,513,095
USS Co. Ltd.	119,790	15,367,202
TOTAL JAPAN		389,007,515
Luxembourg - 0.6%
Eurofins Scientific SA	65,500	14,232,937
Netherlands - 0.4%
AEGON NV	1,240,793	8,288,183
Norway - 1.4%
DnB ASA	1,193,800	19,511,948
Telenor ASA	468,800	10,536,110
TOTAL NORWAY		30,048,058
South Africa - 0.9%
Coronation Fund Managers Ltd.	1,741,000	10,418,644
EOH Holdings Ltd.	457,900	2,523,336
Nampak Ltd.	1,851,200	6,803,653
TOTAL SOUTH AFRICA		19,745,633
Spain - 1.8%
Amadeus IT Holding SA Class A (d)	607,800	17,941,912
Grifols SA ADR	313,600	9,793,728
Inditex SA	89,905	12,082,760
TOTAL SPAIN		39,818,400
Sweden - 4.1%
ASSA ABLOY AB (B Shares) (d)	362,400	14,432,143
Atlas Copco AB (A Shares)	484,600	12,756,075
Nordea Bank AB	1,564,000	18,738,414
Svenska Cellulosa AB (SCA) (B Shares)	459,800	11,940,093
Svenska Handelsbanken AB (A Shares)	396,100	17,992,739
Swedbank AB (A Shares)	560,400	13,791,562
TOTAL SWEDEN		89,651,026
Switzerland - 9.7%
Aryzta AG	288,730	17,917,532
Nestle SA	804,890	57,398,720
Roche Holding AG (participation certificate)	196,337	49,073,692

	Shares	Value
Schindler Holding AG (participation certificate)	79,609	$ 11,935,357
SGS SA (Reg.)	7,750	18,729,028
Syngenta AG (Switzerland)	46,005	19,668,030
UBS AG	1,341,707	23,933,937
Zurich Insurance Group AG	57,043	15,926,396
TOTAL SWITZERLAND		214,582,692
United Kingdom - 24.0%
Aberdeen Asset Management PLC	1,582,500	11,029,837
Aggreko PLC	286,000	7,916,679
AMEC PLC	710,324	11,177,257
Babcock International Group PLC	732,200	12,169,783
Barclays PLC	3,300,687	14,729,246
BHP Billiton PLC	781,981	21,999,309
British American Tobacco PLC (United Kingdom)	603,000	33,427,463
Bunzl PLC	511,807	10,168,247
Devro PLC	1,593,900	8,167,943
Diageo PLC	942,387	28,778,234
Diploma PLC	1,142,771	10,127,079
Domino Printing Sciences PLC	934,514	9,682,354
Elementis PLC	2,486,900	10,179,074
GlaxoSmithKline PLC	1,566,400	40,415,464
Hilton Food Group PLC	1,028,200	5,677,884
IMI PLC	688,400	13,248,951
Johnson Matthey PLC	280,200	10,550,428
Kingfisher PLC	1,801,661	8,762,448
London Stock Exchange Group PLC	448,300	9,338,279
Meggitt PLC	2,168,800	15,786,691
Next PLC	287,600	19,473,547
Reckitt Benckiser Group PLC	340,700	24,852,469
Rolls-Royce Group PLC	1,020,806	17,918,060
Royal Dutch Shell PLC Class A (United Kingdom)	1,328,079	45,214,819
SABMiller PLC	357,500	19,261,365
Serco Group PLC	1,103,324	10,600,152
Spectris PLC	249,100	8,164,423
Spirax-Sarco Engineering PLC	240,100	9,782,723
Standard Chartered PLC (United Kingdom)	960,698	24,130,495
Tate & Lyle PLC	1,047,838	13,745,582
The Restaurant Group PLC	1,062,800	7,955,689
Vodafone Group PLC	11,431,159	34,879,861
TOTAL UNITED KINGDOM		529,311,835
United States of America - 4.3%
Albemarle Corp.	158,600	9,714,250
Brinker International, Inc.	168,410	6,551,149
Coach, Inc.	148,200	8,723,052
Fidelity National Information Services, Inc.	222,400	9,351,920
FMC Corp.	185,900	11,284,130
Global Payments, Inc.	197,500	9,164,000
JPMorgan Chase & Co.	85,300	4,180,553
Common Stocks - continued
	Shares	Value
United States of America - continued
Lorillard, Inc.	225,300	$ 9,663,117
McGraw-Hill Companies, Inc.	181,900	9,842,609
National Oilwell Varco, Inc.	125,100	8,159,022
Varian Medical Systems, Inc. (a)	116,976	7,619,817
TOTAL UNITED STATES OF AMERICA		94,253,619
TOTAL COMMON STOCKS (Cost $1,790,244,825)		2,144,920,434
Nonconvertible Preferred Stocks - 1.9%

Germany - 1.9%
Henkel AG & Co. KGaA (d)	201,200	18,971,876
Sartorius AG (non-vtg.)	84,200	9,033,979
Volkswagen AG	70,068	14,201,285
TOTAL GERMANY		42,207,140
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	116,204,214	180,506
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $32,074,659)		42,387,646
Money Market Funds - 4.8%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	8,397,707	$ 8,397,707
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	97,179,448	97,179,448
TOTAL MONEY MARKET FUNDS (Cost $105,577,155)		105,577,155
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $1,927,896,639)		2,292,885,235
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(87,441,331)
NET ASSETS - 100%		$ 2,205,443,904
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,098
Fidelity Securities Lending Cash Central Fund	495,166
Total	$ 508,264
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 333,023,669	$ 266,253,814	$ 66,769,855	$ -
Consumer Staples	343,104,692	162,680,864	180,423,828	-
Energy	79,694,330	19,336,279	60,358,051	-
Financials	395,787,916	246,510,165	149,277,751	-
Health Care	287,503,405	153,378,777	134,124,628	-
Industrials	314,681,505	262,089,742	52,591,763	-
Information Technology	202,078,086	110,195,526	91,882,560	-
Materials	186,018,506	90,807,315	95,211,191	-
Telecommunication Services	45,415,971	10,536,110	34,879,861	-
Money Market Funds	105,577,155	105,577,155	-	-
Total Investments in Securities:	$ 2,292,885,235	$ 1,427,365,747	$ 865,519,488	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 274,423,298
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Overseas Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $93,035,777) - See accompanying schedule: Unaffiliated issuers (cost $1,822,319,484)	$ 2,187,308,080
Fidelity Central Funds (cost $105,577,155)	105,577,155
Total Investments (cost $1,927,896,639)		$ 2,292,885,235
Receivable for investments sold		613,809
Receivable for fund shares sold		102,925,282
Dividends receivable		10,329,075
Distributions receivable from Fidelity Central Funds		196,394
Prepaid expenses		207
Receivable from investment adviser for expense reductions		6,439
Other receivables		318,567
Total assets		2,407,275,008

Liabilities
Payable for investments purchased	$ 101,370,243
Payable for fund shares redeemed	1,324,112
Accrued management fee	1,265,012
Other affiliated payables	403,234
Other payables and accrued expenses	289,055
Collateral on securities loaned, at value	97,179,448
Total liabilities		201,831,104

Net Assets		$ 2,205,443,904
Net Assets consist of:
Paid in capital		$ 3,377,065,196
Undistributed net investment income		16,926,060
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,553,634,429)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		365,087,077
Net Assets		$ 2,205,443,904

Overseas: Net Asset Value, offering price and redemption price per share ($1,789,770,524 ÷ 50,176,166 shares)		$ 35.67

Class K: Net Asset Value, offering price and redemption price per share ($415,673,380 ÷ 11,677,701 shares)		$ 35.60

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 31,170,483
Interest		49
Income from Fidelity Central Funds		508,264
Income before foreign taxes withheld		31,678,796
Less foreign taxes withheld		(2,322,307)
Total income		29,356,489

Expenses
Management fee Basic fee	$ 7,014,698
Performance adjustment	258,292
Transfer agent fees	1,938,928
Accounting and security lending fees	441,376
Custodian fees and expenses	96,696
Independent trustees' compensation	6,645
Registration fees	39,224
Audit	47,565
Legal	39,614
Miscellaneous	5,621
Total expenses before reductions	9,888,659
Expense reductions	(461,688)	9,426,971
Net investment income (loss)		19,929,518
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	35,564,619
Foreign currency transactions	(178,538)
Total net realized gain (loss)		35,386,081
Change in net unrealized appreciation (depreciation) on: Investment securities	250,316,359
Assets and liabilities in foreign currencies	164,873
Total change in net unrealized appreciation (depreciation)		250,481,232
Net gain (loss)		285,867,313
Net increase (decrease) in net assets resulting from operations		$ 305,796,831

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Overseas Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,929,518	$ 50,043,397
Net realized gain (loss)	35,386,081	(141,989,458)
Change in net unrealized appreciation (depreciation)	250,481,232	260,173,491
Net increase (decrease) in net assets resulting from operations	305,796,831	168,227,430
Distributions to shareholders from net investment income	(46,883,539)	(70,077,891)
Distributions to shareholders from net realized gain	-	(1,661,965)
Total distributions	(46,883,539)	(71,739,856)
Share transactions - net increase (decrease)	41,315,135	(857,000,541)
Redemption fees	6,218	66,899
Total increase (decrease) in net assets	300,234,645	(760,446,068)

Net Assets
Beginning of period	1,905,209,259	2,665,655,327
End of period (including undistributed net investment income of $16,926,060 and undistributed net investment income of $43,880,081, respectively)	$ 2,205,443,904	$ 1,905,209,259

Financial Highlights - Overseas

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 31.35	$ 29.28	$ 31.56	$ 30.13	$ 25.43	$ 58.39
Income from Investment Operations
Net investment income (loss) D	.33	.73	.47	.42	.52	.55
Net realized and unrealized gain (loss)	4.76	2.19	(2.27)	1.49	4.55	(27.19)
Total from investment operations	5.09	2.92	(1.80)	1.91	5.07	(26.64)
Distributions from net investment income	(.77)	(.83)	(.48)	(.47)	(.37)	(.57)
Distributions from net realized gain	-	(.02)	-	(.01)	-	(5.75)
Total distributions	(.77)	(.85)	(.48)	(.48)	(.37)	(6.32)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 35.67	$ 31.35	$ 29.28	$ 31.56	$ 30.13	$ 25.43
Total Return B, C	16.57%	10.37%	(5.83)%	6.33%	20.44%	(50.88)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.02% A	.69%	.73%	.89%	1.02%	1.13%
Expenses net of fee waivers, if any	1.02% A	.69%	.73%	.89%	1.02%	1.13%
Expenses net of all reductions	.97% A	.67%	.67%	.85%	.98%	1.10%
Net investment income (loss)	1.98% A	2.52%	1.44%	1.41%	2.01%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,789,771	$ 1,639,725	$ 2,215,717	$ 5,548,689	$ 6,602,017	$ 5,464,901
Portfolio turnover rate F	40% A	90%	77%	111%	115%	113%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 31.32	$ 29.29	$ 31.59	$ 30.16	$ 25.45	$ 45.00
Income from Investment Operations
Net investment income (loss) D	.35	.79	.52	.47	.59	.13
Net realized and unrealized gain (loss)	4.76	2.18	(2.27)	1.50	4.54	(19.68)
Total from investment operations	5.11	2.97	(1.75)	1.97	5.13	(19.55)
Distributions from net investment income	(.83)	(.92)	(.55)	(.53)	(.42)	-
Distributions from net realized gain	-	(.02)	-	(.01)	-	-
Total distributions	(.83)	(.94)	(.55)	(.54)	(.42)	-
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 35.60	$ 31.32	$ 29.29	$ 31.59	$ 30.16	$ 25.45
Total Return B, C	16.67%	10.59%	(5.67)%	6.55%	20.73%	(43.44)%
Ratios to Average Net Assets E, H
Expenses before reductions	.85% A	.51%	.56%	.69%	.78%	.96% A
Expenses net of fee waivers, if any	.85% A	.51%	.55%	.69%	.78%	.96% A
Expenses net of all reductions	.80% A	.48%	.50%	.66%	.74%	.93% A
Net investment income (loss)	2.15% A	2.70%	1.61%	1.60%	2.25%	1.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 415,673	$ 265,484	$ 291,323	$ 368,004	$ 383,048	$ 44,277
Portfolio turnover rate F	40% A	90%	77%	111%	115%	113%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Overseas Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Overseas and Class K, each of which has equal rights as to assets and voting privileges. The Fund offered Class F shares during the period June 26, 2009 through December 16, 2011, and all outstanding shares were redeemed by December 16, 2011. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 404,514,557
Gross unrealized depreciation	(46,508,452)
Net unrealized appreciation (depreciation) on securities and other investments	$ 358,006,105

Tax cost	$ 1,934,879,130

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (464,379,964)
2017	(939,719,765)
Total with expiration	(1,404,099,729)
No expiration
Short-term	(45,748,177)
Long-term	(127,142,036)
Total no expiration	(172,890,213)
Total capital loss carryforward	$ (1,576,989,942)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $440,288,564 and $401,234,012, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Overseas as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Overseas. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Overseas	$ 1,867,030.22
Class K	71,898.05
	$ 1,938,928

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $923 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,568 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $495,166. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $455,249 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $6,439.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012 A
From net investment income
Overseas	$ 39,514,173	$ 56,962,859
Class K	7,369,366	9,516,308
Class F	-	3,598,724
Total	$ 46,883,539	$ 70,077,891
From net realized gain
Overseas	$ -	$ 1,377,579
Class K	-	207,326
Class F	-	77,060
Total	$ -	$ 1,661,965

A All Class F shares were redeemed on December 16, 2011.

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012 A	Six months ended April 30, 2013	Year ended October 31, 2012 A
Overseas
Shares sold	2,843,111	5,513,981	$ 93,730,623	$ 159,997,895
Reinvestment of distributions	1,224,483	2,082,243	38,681,419	57,282,489
Shares redeemed	(6,191,776)	(30,970,724)	(203,297,331)	(876,498,461)
Net increase (decrease)	(2,124,182)	(23,374,500)	$ (70,885,289)	$ (659,218,077)
Class K
Shares sold	4,226,641	5,090,211	$ 146,084,245	$ 145,041,228
Reinvestment of distributions	233,874	354,489	7,369,366	9,723,634
Shares redeemed	(1,259,792)	(6,913,669)	(41,253,187)	(205,273,028)
Net increase (decrease)	3,200,723	(1,468,969)	$ 112,200,424	$ (50,508,166)
Class F
Shares sold	-	373,582	$ -	$ 10,277,470
Reinvestment of distributions	-	134,104	-	3,675,784
Shares redeemed	-	(5,923,991)	-	(161,227,552)
Net increase (decrease)	-	(5,416,305)	$ -	$ (147,274,298)

A All Class F shares were redeemed on December 16, 2011.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Worldwide Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.46%
Actual		$ 1,000.00	$ 1,149.50	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,017.55	$ 7.30
Class T	1.71%
Actual		$ 1,000.00	$ 1,147.50	$ 9.11
HypotheticalA		$ 1,000.00	$ 1,016.31	$ 8.55
Class B	2.20%
Actual		$ 1,000.00	$ 1,145.00	$ 11.70
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.15%
Actual		$ 1,000.00	$ 1,144.70	$ 11.43
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 10.74
Worldwide	1.12%
Actual		$ 1,000.00	$ 1,151.10	$ 5.97
HypotheticalA		$ 1,000.00	$ 1,019.24	$ 5.61
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,150.70	$ 6.40
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Worldwide Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
United States of America	50.3%
Japan	10.1%
United Kingdom	7.6%
France	4.4%
Germany	3.7%
Switzerland	3.0%
Ireland	2.9%
Canada	2.1%
Australia	1.8%
Other	14.1%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
United States of America	54.0%
United Kingdom	10.0%
Japan	7.4%
Germany	4.0%
France	3.8%
Switzerland	3.1%
Netherlands	1.4%
Australia	1.4%
Canada	1.4%
Other	13.5%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	97.3	95.6
Bonds	0.1	0.0
Short-Term Investments and Net Other Assets (Liabilities)	2.6	4.4
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
MasterCard, Inc. Class A (United States of America, IT Services)	2.6	3.1
Citigroup, Inc. (United States of America, Diversified Financial Services)	2.5	1.1
Google, Inc. Class A (United States of America, Internet Software & Services)	2.5	0.0
Cabot Oil & Gas Corp. (United States of America, Oil, Gas & Consumable Fuels)	2.2	1.2
Eastman Chemical Co. (United States of America, Chemicals)	2.2	0.1
Canadian Pacific Railway Ltd. (Canada, Road & Rail)	1.9	0.9
Discovery Communications, Inc. (United States of America, Media)	1.6	1.4
Amgen, Inc. (United States of America, Biotechnology)	1.5	1.8
Accenture PLC Class A (Ireland, IT Services)	1.4	0.5
Bank of America Corp. (United States of America, Diversified Financial Services)	1.4	0.0
	19.8
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.0	20.2
Consumer Discretionary	15.0	16.4
Health Care	13.1	11.6
Information Technology	12.5	12.2
Industrials	10.5	11.3
Consumer Staples	10.2	7.8
Materials	6.1	3.9
Energy	5.7	8.8
Telecommunication Services	2.1	2.5
Utilities	1.1	0.9

Semiannual Report

Fidelity Worldwide Fund

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Australia - 1.8%
Ansell Ltd.	142,537	$ 2,334,736
Australia & New Zealand Banking Group Ltd.	290,317	9,582,937
Commonwealth Bank of Australia	59,860	4,558,077
McMillan Shakespeare Ltd.	74,102	1,172,297
Ramsay Health Care Ltd.	105,887	3,511,640
Spark Infrastructure Group unit	1,274,589	2,365,246
TOTAL AUSTRALIA		23,524,933
Bailiwick of Jersey - 0.8%
Experian PLC	368,600	6,481,434
Wolseley PLC	90,926	4,495,666
TOTAL BAILIWICK OF JERSEY		10,977,100
Belgium - 0.9%
Anheuser-Busch InBev SA NV (d)	71,611	6,879,710
KBC Groupe SA	113,276	4,445,529
TOTAL BELGIUM		11,325,239
Bermuda - 0.4%
Cheung Kong Infrastructure Holdings Ltd.	310,000	2,249,054
Hongkong Land Holdings Ltd.	384,000	2,787,840
TOTAL BERMUDA		5,036,894
Brazil - 0.6%
Arezzo Industria e Comercio SA	63,900	1,346,507
Qualicorp SA (a)	329,000	3,203,259
Smiles SA	43,000	491,306
Souza Cruz SA	77,200	1,185,733
Totvs SA	68,100	1,280,481
TOTAL BRAZIL		7,507,286
British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S)	41,300	1,115,100
Canada - 2.1%
Canadian Pacific Railway Ltd.	202,000	25,175,562
Cott Corp.	132,000	1,450,434
InterOil Corp. (a)	10,500	830,760
TOTAL CANADA		27,456,756
Cayman Islands - 0.4%
51job, Inc. sponsored ADR (a)	5,821	335,290
Cimc Enric Holdings Ltd.	1,020,000	1,104,102
ENN Energy Holdings Ltd.	314,000	1,816,795
Eurasia Drilling Co. Ltd. GDR (Reg. S)	27,100	1,059,610
Greatview Aseptic Pack Co. Ltd.	1,799,000	1,075,670
TOTAL CAYMAN ISLANDS		5,391,467
Cyprus - 0.0%
Spdi Secure Property Develop (a)	31,822	30,894
Denmark - 0.6%
Novo Nordisk A/S Series B	43,016	7,571,884

	Shares	Value
Finland - 0.2%
Sampo Oyj (A Shares)	62,100	$ 2,478,013
France - 4.4%
Arkema SA	29,430	2,757,233
Atos Origin SA	24,076	1,675,709
BNP Paribas SA	73,930	4,119,391
Bureau Veritas SA	32,900	4,031,638
Danone SA	48,500	3,705,219
Edenred SA	63,800	2,124,061
Havas SA	233,800	1,428,977
Iliad SA	21,270	4,862,801
Lafarge SA (Bearer)	37,800	2,441,993
LVMH Moet Hennessy - Louis Vuitton SA	34,779	6,022,990
PPR SA	31,350	6,896,890
Remy Cointreau SA	17,900	2,084,125
Sanofi SA	92,152	9,963,068
Schneider Electric SA (d)	60,900	4,643,711
Technip SA	11,800	1,266,511
TOTAL FRANCE		58,024,317
Germany - 3.4%
Aareal Bank AG (a)	63,891	1,535,578
Allianz AG	23,424	3,456,545
BASF AG (d)	77,939	7,279,354
Bayer AG (d)	46,800	4,882,587
Bayerische Motoren Werke AG (BMW)	37,624	3,470,902
Brenntag AG	27,600	4,705,225
Deutsche Bank AG	59,000	2,715,948
Fresenius SE & Co. KGaA	15,800	1,981,320
GEA Group AG	59,653	2,017,814
GSW Immobilien AG	32,983	1,323,524
HeidelbergCement Finance AG	53,600	3,859,074
LEG Immobilien AG	19,100	1,051,427
MTU Aero Engines Holdings AG (d)	17,300	1,636,748
SAP AG	57,454	4,580,345
TOTAL GERMANY		44,496,391
Hong Kong - 1.0%
AIA Group Ltd.	1,790,200	7,947,319
Techtronic Industries Co. Ltd.	2,334,000	5,576,227
TOTAL HONG KONG		13,523,546
India - 0.7%
Apollo Hospitals Enterprise Ltd.	25,151	390,816
Housing Development Finance Corp. Ltd. (a)	292,606	4,619,779
Maruti Suzuki India Ltd.	51,848	1,681,806
Titan Industries Ltd. (a)	374,259	1,887,155
TOTAL INDIA		8,579,556
Indonesia - 0.3%
PT Bank Rakyat Indonesia Tbk	1,793,500	1,734,005
PT Media Nusantara Citra Tbk	2,557,500	822,028
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Sarana Menara Nusantara Tbk (a)	330,000	$ 877,396
PT Tower Bersama Infrastructure Tbk (a)	1,467,500	852,801
TOTAL INDONESIA		4,286,230
Ireland - 2.9%
Accenture PLC Class A	229,000	18,649,760
Alkermes PLC (a)	84,000	2,571,240
Eaton Corp. PLC	89,000	5,465,490
James Hardie Industries PLC CDI	365,087	3,837,845
Kerry Group PLC Class A	52,900	3,128,729
Paddy Power PLC (Ireland)	29,700	2,501,303
Trinity Biotech PLC sponsored ADR	102,000	1,630,980
TOTAL IRELAND		37,785,347
Italy - 0.7%
De Longhi SpA	141,700	2,147,902
ENI SpA	132,400	3,159,912
Moleskine SpA	397,400	955,648
Prada SpA	136,200	1,227,707
Tod's SpA (d)	10,858	1,575,799
TOTAL ITALY		9,066,968
Japan - 9.0%
ABC-MART, Inc.	70,200	2,629,715
AEON Financial Service Co. Ltd. (d)	40,000	1,199,240
Aozora Bank Ltd.	676,000	2,117,976
Cosmos Pharmaceutical Corp.	17,800	1,985,018
Credit Saison Co. Ltd.	11,900	348,094
Daito Trust Construction Co. Ltd.	13,300	1,289,582
Don Quijote Co. Ltd.	109,500	5,966,659
Fast Retailing Co. Ltd.	9,700	3,557,127
Hitachi Ltd.	530,000	3,387,148
Honda Motor Co. Ltd.	202,000	8,060,297
Japan Tobacco, Inc.	406,900	15,381,324
JSR Corp.	137,200	3,158,350
KDDI Corp.	53,000	2,548,629
Keyence Corp.	18,460	5,858,209
Miraca Holdings, Inc.	36,500	1,820,140
Mitsubishi Estate Co. Ltd.	153,000	4,983,382
Mitsubishi UFJ Financial Group, Inc.	1,209,700	8,207,626
Nomura Holdings, Inc.	332,900	2,720,693
ORIX Corp.	401,500	6,160,740
Park24 Co. Ltd.	83,900	1,692,931
Rakuten, Inc.	391,500	4,175,877
Santen Pharmaceutical Co. Ltd.	41,900	2,103,170
Seven & i Holdings Co. Ltd.	66,500	2,558,000
Seven Bank Ltd.	520,900	1,849,678
Shinsei Bank Ltd.	1,825,000	5,122,231
Ship Healthcare Holdings, Inc.	50,500	1,943,816
SMC Corp.	11,900	2,385,624
Softbank Corp.	73,100	3,625,317
Suzuki Motor Corp.	108,600	2,790,607
Toyota Motor Corp.	74,100	4,300,605

	Shares	Value
Unicharm Corp.	38,600	$ 2,495,930
USS Co. Ltd.	12,140	1,557,374
TOTAL JAPAN		117,981,109
Korea (South) - 0.8%
Hyundai Motor Co.	9,556	1,730,577
LG Household & Health Care Ltd.	3,511	1,972,847
NHN Corp.	3,893	1,046,040
Orion Corp.	742	784,697
Samsung Electronics Co. Ltd.	3,934	5,428,126
TOTAL KOREA (SOUTH)		10,962,287
Luxembourg - 0.4%
Brait SA	360,653	1,473,398
Samsonite International SA	1,292,100	3,180,236
TOTAL LUXEMBOURG		4,653,634
Mexico - 0.4%
Alsea S.A.B. de CV	786,200	2,403,477
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	29,400	3,333,666
TOTAL MEXICO		5,737,143
Netherlands - 1.2%
AEGON NV	292,700	1,955,162
ASML Holding NV (d)	45,507	3,384,356
Koninklijke Philips Electronics NV	135,300	3,744,840
LyondellBasell Industries NV Class A	29,000	1,760,300
Randstad Holding NV	44,718	1,861,851
Yandex NV (a)	98,600	2,537,964
TOTAL NETHERLANDS		15,244,473
New Zealand - 0.2%
Ryman Healthcare Group Ltd.	459,616	2,403,155
Norway - 0.5%
DnB ASA (d)	365,200	5,968,976
Philippines - 0.2%
Alliance Global Group, Inc.	3,433,100	1,976,065
Poland - 0.3%
Eurocash SA	215,900	3,887,751
Puerto Rico - 0.0%
EVERTEC, Inc.	15,700	314,785
Russia - 0.3%
Mobile TeleSystems OJSC sponsored ADR	178,700	3,699,090
Singapore - 0.2%
Global Logistic Properties Ltd.	1,015,000	2,274,417
South Africa - 0.3%
Clicks Group Ltd.	226,213	1,441,955
Distell Group Ltd.	126,410	1,784,827
Nampak Ltd.	200,000	735,053
TOTAL SOUTH AFRICA		3,961,835
Common Stocks - continued
	Shares	Value
Spain - 1.0%
Amadeus IT Holding SA Class A	63,100	$ 1,862,676
Banco Bilbao Vizcaya Argentaria SA	488,508	4,755,413
Banco Bilbao Vizcaya Argentaria SA	8,723	84,665
Grifols SA ADR	75,442	2,356,054
Inditex SA (d)	28,781	3,868,015
TOTAL SPAIN		12,926,823
Sweden - 1.3%
ASSA ABLOY AB (B Shares)	81,800	3,257,586
Intrum Justitia AB	115,000	2,368,829
Nordea Bank AB	274,400	3,287,609
Svenska Cellulosa AB (SCA) (B Shares)	94,200	2,446,187
Svenska Handelsbanken AB (A Shares)	115,600	5,251,100
TOTAL SWEDEN		16,611,311
Switzerland - 3.0%
ACE Ltd.	7,000	623,980
Dufry AG (a)	9,470	1,261,920
Lonza Group AG	47,211	3,287,709
Partners Group Holding AG	13,818	3,544,411
Roche Holding AG (participation certificate)	23,638	5,908,229
Schindler Holding AG (participation certificate)	33,294	4,991,593
SGS SA (Reg.)	780	1,884,986
Swatch Group AG (Bearer)	2,200	1,259,948
Syngenta AG (Switzerland)	11,110	4,749,741
UBS AG	362,240	6,461,790
Zurich Insurance Group AG	20,820	5,812,940
TOTAL SWITZERLAND		39,787,247
Taiwan - 0.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	706,000	2,622,225
Turkey - 0.1%
Boyner Buyuk Magazacilik A/S (a)	280,000	1,068,303
United Kingdom - 7.6%
Aberdeen Asset Management PLC	355,842	2,480,177
Barclays PLC	1,131,413	5,048,907
Bellway PLC	29,100	607,973
BHP Billiton PLC	154,101	4,335,291
British American Tobacco PLC (United Kingdom)	157,600	8,736,597
British Land Co. PLC	337,095	3,112,960
Diageo PLC	244,804	7,475,726
Hikma Pharmaceuticals PLC	121,783	1,848,207
HSBC Holdings PLC (United Kingdom)	715,328	7,834,266
Intertek Group PLC	55,600	2,856,996
Jazztel PLC (a)	129,317	972,436
Legal & General Group PLC	1,042,582	2,745,044
London Stock Exchange Group PLC	93,500	1,947,645
Meggitt PLC	416,600	3,032,431
Next PLC	57,000	3,859,500

	Shares	Value
Ocado Group PLC (a)(d)	861,000	$ 2,273,638
Persimmon PLC	129,000	2,164,127
Rolls-Royce Group PLC	271,600	4,767,355
Rolls-Royce Group PLC (C Shares) (a)	20,641,600	32,064
Rotork PLC	44,510	2,011,271
Royal Dutch Shell PLC Class B (United Kingdom)	322,824	11,323,840
SABMiller PLC	92,100	4,962,159
Standard Chartered PLC (United Kingdom)	128,626	3,230,785
Taylor Wimpey PLC	769,700	1,111,921
The Restaurant Group PLC	85,300	638,521
The Weir Group PLC	47,100	1,612,508
Ultra Electronics Holdings PLC	36,900	945,757
Vodafone Group PLC	1,943,300	5,929,585
Vodafone Group PLC sponsored ADR	47,212	1,444,215
TOTAL UNITED KINGDOM		99,341,902
United States of America - 47.6%
AbbVie, Inc.	78,000	3,591,900
Actavis, Inc. (a)	19,100	2,019,443
AMC Networks, Inc. Class A (a)	23,000	1,449,230
American International Group, Inc. (a)	25,000	1,035,500
American Tower Corp.	159,600	13,404,804
Ameriprise Financial, Inc.	105,400	7,855,462
Amgen, Inc.	189,700	19,768,637
Amphenol Corp. Class A	70,000	5,286,400
Bank of America Corp.	1,496,000	18,415,760
Beam, Inc.	23,900	1,546,569
Berkshire Hathaway, Inc. Class B (a)	106,000	11,269,920
Biogen Idec, Inc. (a)	54,000	11,822,220
BlackRock, Inc. Class A	8,900	2,371,850
Cabela's, Inc. Class A (a)	153,000	9,822,600
Cabot Oil & Gas Corp.	428,000	29,125,400
Celgene Corp. (a)	81,000	9,563,670
Citigroup, Inc.	700,000	32,662,000
Cognizant Technology Solutions Corp. Class A (a)	8,700	563,760
Comcast Corp. Class A	355,000	14,661,500
Cummins, Inc.	7,000	744,730
Discovery Communications, Inc. (a)	269,000	21,202,580
Eastman Chemical Co.	427,000	28,459,550
eBay, Inc. (a)	135,800	7,114,562
Ecolab, Inc.	136,000	11,508,320
EQT Corp.	67,000	5,033,040
Estee Lauder Companies, Inc. Class A	194,800	13,509,380
Gap, Inc.	26,000	987,740
Gilead Sciences, Inc. (a)	343,000	17,369,520
Google, Inc. Class A (a)	39,000	32,158,230
H&R Block, Inc.	108,000	2,995,920
Home Depot, Inc.	241,000	17,677,350
Illumina, Inc. (a)	17,000	1,099,730
ITC Holdings Corp.	25,000	2,305,500
J.B. Hunt Transport Services, Inc.	165,600	11,769,192
Common Stocks - continued
	Shares	Value
United States of America - continued
Kansas City Southern	35,000	$ 3,817,450
Kroger Co.	236,300	8,123,994
Marin Software, Inc.	1,837	27,004
MasterCard, Inc. Class A	60,400	33,396,970
McCormick & Co., Inc. (non-vtg.)	18,000	1,294,920
Mead Johnson Nutrition Co. Class A	85,000	6,892,650
Medivation, Inc. (a)	248,000	13,072,080
Monsanto Co.	28,000	2,990,960
Netflix, Inc. (a)	27,000	5,833,890
Noble Energy, Inc.	78,000	8,836,620
Onyx Pharmaceuticals, Inc. (a)	189,000	17,917,200
Pioneer Natural Resources Co.	104,900	12,821,927
Post Holdings, Inc. (a)	55,000	2,408,450
Prestige Brands Holdings, Inc. (a)	304,000	8,192,800
PulteGroup, Inc. (a)	65,800	1,381,142
PVH Corp.	101,000	11,656,410
Regal-Beloit Corp.	27,500	2,162,050
Saia, Inc. (a)	106,000	4,337,520
SciQuest, Inc. (a)	115,000	2,628,900
Sempra Energy	66,000	5,468,100
ServiceNow, Inc.	118,000	4,833,280
SolarWinds, Inc. (a)	23,000	1,169,550
Southwest Airlines Co.	322,300	4,415,510
Spirit Airlines, Inc. (a)	38,000	1,014,600
SS&C Technologies Holdings, Inc. (a)	36,700	1,126,323
Teledyne Technologies, Inc. (a)	29,000	2,176,740
The Blackstone Group LP	323,000	6,637,650
The Cooper Companies, Inc.	86,400	9,538,560
The Travelers Companies, Inc.	132,000	11,274,120
The Walt Disney Co.	101,000	6,346,840
Toll Brothers, Inc. (a)	23,000	789,130
TripAdvisor, Inc. (a)	61,000	3,207,380
United Technologies Corp.	43,000	3,925,470
UnitedHealth Group, Inc.	92,000	5,513,560
Visa, Inc. Class A	57,000	9,602,220
Wal-Mart Stores, Inc.	187,100	14,541,412
Workday, Inc. Class A	136,300	8,539,195
Wyndham Worldwide Corp.	7,000	420,560
Yahoo!, Inc. (a)	141,000	3,486,930
TOTAL UNITED STATES OF AMERICA		621,992,036
TOTAL COMMON STOCKS (Cost $1,026,819,844)		1,251,592,488
Nonconvertible Preferred Stocks - 0.3%

Germany - 0.3%
Volkswagen AG	21,200	4,296,786

	Shares	Value
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	32,320,400	$ 50,205
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,198,076)		4,346,991
Convertible Bonds - 0.1%
	Principal Amount
United States of America - 0.1%
MGIC Investment Corp. 2% 4/1/20	$ 700,000	763,420
Radian Group, Inc. 2.25% 3/1/19	620,000	816,416
TOTAL CONVERTIBLE BONDS (Cost $1,320,000)		1,579,836
Government Obligations - 0.0%

United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.06% 7/5/13 (e) (Cost $449,960)	450,000	449,976
Money Market Funds - 6.3%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	47,306,044	47,306,044
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	34,694,113	34,694,113
TOTAL MONEY MARKET FUNDS (Cost $82,000,157)		82,000,157
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $1,113,788,037)		1,339,969,448
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(33,979,350)
NET ASSETS - 100%		$ 1,305,990,098
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
210 CME NIKKEI 225 Index Contracts (Japan)	June 2013	$ 14,605,500	$ 2,241,874

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $449,976.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,509
Fidelity Securities Lending Cash Central Fund	159,273
Total	$ 188,782
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 198,272,974	$ 163,552,907	$ 34,720,067	$ -
Consumer Staples	134,190,809	88,678,504	45,512,305	-
Energy	73,457,620	58,973,868	14,483,752	-
Financials	259,206,759	196,436,031	62,770,728	-
Health Care	170,988,530	147,586,452	23,402,078	-
Industrials	138,180,840	130,357,445	7,823,395	-
Information Technology	163,676,248	147,228,321	16,447,927	-
Materials	78,948,734	66,705,352	12,243,382	-
Telecommunication Services	24,812,270	12,708,739	12,103,531	-
Utilities	14,204,695	14,204,695	-	-
Corporate Bonds	1,579,836	-	1,579,836	-
Government Obligations	449,976	-	449,976	-
Money Market Funds	82,000,157	82,000,157	-	-
Total Investments in Securities:	$ 1,339,969,448	$ 1,108,432,471	$ 231,536,977	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 2,241,874	$ 2,241,874	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 61,045,172
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 2,241,874	$ -
Total Value of Derivatives	$ 2,241,874	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Worldwide Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $33,310,314) - See accompanying schedule: Unaffiliated issuers (cost $1,031,787,880)	$ 1,257,969,291
Fidelity Central Funds (cost $82,000,157)	82,000,157
Total Investments (cost $1,113,788,037)		$ 1,339,969,448
Foreign currency held at value (cost $131)		140
Receivable for investments sold		10,638,108
Receivable for fund shares sold		964,650
Dividends receivable		2,765,139
Interest receivable		4,114
Distributions receivable from Fidelity Central Funds		68,227
Receivable for daily variation margin on futures contracts		15,750
Prepaid expenses		901
Receivable from investment adviser for expense reductions		3,258
Other receivables		376,975
Total assets		1,354,806,710

Liabilities
Payable for investments purchased	$ 11,785,554
Payable for fund shares redeemed	1,155,958
Accrued management fee	826,483
Distribution and service plan fees payable	11,442
Other affiliated payables	273,208
Other payables and accrued expenses	69,854
Collateral on securities loaned, at value	34,694,113
Total liabilities		48,816,612

Net Assets		$ 1,305,990,098
Net Assets consist of:
Paid in capital		$ 1,045,224,001
Undistributed net investment income		2,031,862
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		30,362,827
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		228,371,408
Net Assets		$ 1,305,990,098

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($22,753,014 ÷ 1,015,047 shares)	$ 22.42

Maximum offering price per share (100/94.25 of $22.42)	$ 23.79
Class T: Net Asset Value and redemption price per share ($7,127,786 ÷ 319,237 shares)	$ 22.33

Maximum offering price per share (100/96.50 of $22.33)	$ 23.14
Class B: Net Asset Value and offering price per share ($574,537 ÷ 25,908 shares)A	$ 22.18

Class C: Net Asset Value and offering price per share ($8,103,045 ÷ 366,028 shares)A	$ 22.14

Worldwide: Net Asset Value, offering price and redemption price per share ($1,260,732,551 ÷ 55,839,945 shares)	$ 22.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,699,165 ÷ 297,772 shares)	$ 22.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Worldwide Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2013 (Unaudited)
Investment Income
Dividends		$ 10,084,542
Interest		4,242
Income from Fidelity Central Funds		188,782
Income before foreign taxes withheld		10,277,566
Less foreign taxes withheld		(482,700)
Total income		9,794,866

Expenses
Management fee Basic fee	$ 4,213,858
Performance adjustment	717,644
Transfer agent fees	1,301,326
Distribution and service plan fees	56,281
Accounting and security lending fees	274,301
Custodian fees and expenses	82,593
Independent trustees' compensation	3,802
Registration fees	75,061
Audit	33,537
Legal	2,646
Miscellaneous	4,685
Total expenses before reductions	6,765,734
Expense reductions	(302,727)	6,463,007
Net investment income (loss)		3,331,859
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	38,380,872
Foreign currency transactions	(90,587)
Futures contracts	1,357,487
Total net realized gain (loss)		39,647,772
Change in net unrealized appreciation (depreciation) on: Investment securities	123,314,048
Assets and liabilities in foreign currencies	20,796
Futures contracts	2,241,874
Total change in net unrealized appreciation (depreciation)		125,576,718
Net gain (loss)		165,224,490
Net increase (decrease) in net assets resulting from operations		$ 168,556,349

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,331,859	$ 9,012,042
Net realized gain (loss)	39,647,772	52,879,353
Change in net unrealized appreciation (depreciation)	125,576,718	45,589,333
Net increase (decrease) in net assets resulting from operations	168,556,349	107,480,728
Distributions to shareholders from net investment income	(8,778,976)	(4,089,511)
Distributions to shareholders from net realized gain	(4,461,887)	-
Total distributions	(13,240,863)	(4,089,511)
Share transactions - net increase (decrease)	38,829,567	(126,253,328)
Redemption fees	10,466	23,898
Total increase (decrease) in net assets	194,155,519	(22,838,213)

Net Assets
Beginning of period	1,111,834,579	1,134,672,792
End of period (including undistributed net investment income of $2,031,862 and undistributed net investment income of $7,478,979, respectively)	$ 1,305,990,098	$ 1,111,834,579

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.69	$ 17.89	$ 17.50	$ 14.96	$ 10.88
Income from Investment Operations
Net investment income (loss) E	.02	.10	.05	.03	(.01)
Net realized and unrealized gain (loss)	2.90	1.72	.47	2.63	4.09
Total from investment operations	2.92	1.82	.52	2.66	4.08
Distributions from net investment income	(.11)	(.02)	(.08)	(.10)	-
Distributions from net realized gain	(.08)	-	(.05)	(.02)	-
Total distributions	(.19)	(.02)	(.13)	(.12)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 22.42	$ 19.69	$ 17.89	$ 17.50	$ 14.96
Total Return B, C, D	14.95%	10.20%	2.94%	17.85%	37.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.46% A	1.43%	1.41%	1.43%	1.52% A
Expenses net of fee waivers, if any	1.46% A	1.43%	1.40%	1.43%	1.52% A
Expenses net of all reductions	1.41% A	1.41%	1.38%	1.41%	1.49% A
Net investment income (loss)	.23% A	.52%	.28%	.21%	(.06)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,753	$ 18,723	$ 13,153	$ 7,530	$ 993
Portfolio turnover rate G	181% A	186%	203%	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.61	$ 17.83	$ 17.46	$ 14.94	$ 10.88
Income from Investment Operations
Net investment income (loss) E	- J	.05	.01	(.01)	(.01)
Net realized and unrealized gain (loss)	2.87	1.73	.45	2.62	4.07
Total from investment operations	2.87	1.78	.46	2.61	4.06
Distributions from net investment income	(.07)	-	(.04)	(.08)	-
Distributions from net realized gain	(.08)	-	(.05)	(.02)	-
Total distributions	(.15)	-	(.09)	(.09) K	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 22.33	$ 19.61	$ 17.83	$ 17.46	$ 14.94
Total Return B, C, D	14.75%	9.98%	2.61%	17.53%	37.32%
Ratios to Average Net Assets F, I
Expenses before reductions	1.71% A	1.68%	1.66%	1.70%	1.73% A
Expenses net of fee waivers, if any	1.71% A	1.68%	1.65%	1.70%	1.73% A
Expenses net of all reductions	1.66% A	1.66%	1.63%	1.68%	1.70% A
Net investment income (loss)	(.03)% A	.26%	.03%	(.05)%	(.08)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,128	$ 5,550	$ 2,187	$ 1,120	$ 458
Portfolio turnover rate G	181% A	186%	203%	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.09 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.44	$ 17.77	$ 17.39	$ 14.89	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.05)	(.04)	(.09)	(.09)	(.03)
Net realized and unrealized gain (loss)	2.86	1.71	.47	2.61	4.04
Total from investment operations	2.81	1.67	.38	2.52	4.01
Distributions from net investment income	-	-	-	(.01)	-
Distributions from net realized gain	(.07)	-	-	(.01)	-
Total distributions	(.07)	-	-	(.02)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 22.18	$ 19.44	$ 17.77	$ 17.39	$ 14.89
Total Return B, C, D	14.50%	9.40%	2.19%	16.92%	36.86%
Ratios to Average Net Assets F, I
Expenses before reductions	2.20% A	2.18%	2.16%	2.19%	2.20% A
Expenses net of fee waivers, if any	2.20% A	2.18%	2.16%	2.19%	2.20% A
Expenses net of all reductions	2.15% A	2.16%	2.13%	2.17%	2.17% A
Net investment income (loss)	(.51)% A	(.23)%	(.47)%	(.55)%	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 575	$ 304	$ 256	$ 305	$ 224
Portfolio turnover rate G	181% A	186%	203%	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.41	$ 17.74	$ 17.36	$ 14.89	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.05)	(.04)	(.09)	(.09)	(.04)
Net realized and unrealized gain (loss)	2.85	1.71	.47	2.61	4.05
Total from investment operations	2.80	1.67	.38	2.52	4.01
Distributions from net investment income	-	-	-	(.03)	-
Distributions from net realized gain	(.07)	-	-	(.02)	-
Total distributions	(.07)	-	-	(.05)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 22.14	$ 19.41	$ 17.74	$ 17.36	$ 14.89
Total Return B, C, D	14.47%	9.41%	2.19%	16.94%	36.86%
Ratios to Average Net Assets F, I
Expenses before reductions	2.15% A	2.18%	2.16%	2.19%	2.18% A
Expenses net of fee waivers, if any	2.15% A	2.18%	2.15%	2.19%	2.18% A
Expenses net of all reductions	2.10% A	2.16%	2.13%	2.16%	2.15% A
Net investment income (loss)	(.46)% A	(.23)%	(.47)%	(.54)%	(.39)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,103	$ 1,726	$ 1,297	$ 710	$ 335
Portfolio turnover rate G	181% A	186%	203%	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Worldwide

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.85	$ 18.02	$ 17.58	$ 14.98	$ 13.40	$ 25.18
Income from Investment Operations
Net investment income (loss) D	.06	.16	.11	.08	.12	.16
Net realized and unrealized gain (loss)	2.91	1.74	.48	2.63	1.63	(9.44)
Total from investment operations	2.97	1.90	.59	2.71	1.75	(9.28)
Distributions from net investment income	(.16)	(.07)	(.10)	(.10)	(.17)	(.12)
Distributions from net realized gain	(.08)	-	(.05)	(.02)	-	(2.38)
Total distributions	(.24)	(.07)	(.15)	(.11) I	(.17)	(2.50)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 22.58	$ 19.85	$ 18.02	$ 17.58	$ 14.98	$ 13.40
Total Return B, C	15.11%	10.56%	3.32%	18.18%	13.39%	(40.66)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.12% A	1.11%	1.08%	1.15%	1.27%	1.21%
Expenses net of fee waivers, if any	1.12% A	1.11%	1.08%	1.15%	1.27%	1.21%
Expenses net of all reductions	1.07% A	1.09%	1.05%	1.12%	1.24%	1.19%
Net investment income (loss)	.57% A	.84%	.60%	.50%	.92%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,260,733	$ 1,081,240	$ 1,114,694	$ 1,087,928	$ 991,996	$ 934,885
Portfolio turnover rate F	181% A	186%	203%	166%	224%	264%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.11 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.015 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 19.78	$ 17.98	$ 17.57	$ 15.00	$ 10.88
Income from Investment Operations
Net investment income (loss) D	.05	.14	.10	.07	.06
Net realized and unrealized gain (loss)	2.90	1.74	.47	2.63	4.06
Total from investment operations	2.95	1.88	.57	2.70	4.12
Distributions from net investment income	(.15)	(.08)	(.11)	(.11)	-
Distributions from net realized gain	(.08)	-	(.05)	(.02)	-
Total distributions	(.23)	(.08)	(.16)	(.13)	-
Redemption fees added to paid in capital D, I	-	-	-	-	-
Net asset value, end of period	$ 22.50	$ 19.78	$ 17.98	$ 17.57	$ 15.00
Total Return B, C	15.07%	10.49%	3.23%	18.08%	37.87%
Ratios to Average Net Assets E, H
Expenses before reductions	1.20% A	1.18%	1.13%	1.21%	1.17% A
Expenses net of fee waivers, if any	1.20% A	1.18%	1.13%	1.21%	1.17% A
Expenses net of all reductions	1.15% A	1.16%	1.10%	1.19%	1.15% A
Net investment income (loss)	.49% A	.77%	.56%	.44%	.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,699	$ 4,291	$ 3,086	$ 335	$ 290
Portfolio turnover rate F	181% A	186%	203%	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Worldwide Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Worldwide and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 231,239,482
Gross unrealized depreciation	(10,613,120)
Net unrealized appreciation (depreciation) on securities and other investments	$ 220,626,362

Tax cost	$ 1,119,343,086

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market, and to fluctuations in currency values.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period, the Fund recognized net realized gain (loss) of $1,357,487 and a change in net unrealized appreciation (depreciation) of $2,241,874 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,087,314,428 and $1,053,466,097, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Worldwide as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .83% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 25,575	$ 1,165
Class T	.25%	.25%	15,834	128
Class B	.75%	.25%	2,061	1,546
Class C	.75%	.25%	12,811	3,089
			$ 56,281	$ 5,928

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,534
Class T	1,354
Class B*	171
Class C*	281
$ 7,340

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 30,881.30
Class T	9,822.31
Class B	619.30
Class C	3,510.27
Worldwide	1,249,431.22
Institutional Class	7,063.29
	$ 1,301,326

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $21,167 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,526 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $159,273, including $3,404 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $299,426 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody by $43.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $3,258.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 102,433	$ 16,598
Class T	21,835	-
Class B	-	-
Class C	-	-
Worldwide	8,622,428	4,059,519
Institutional Class	32,280	13,394
Total	$ 8,778,976	$ 4,089,511
From net realized gain
Class A	$ 75,180	$ -
Class T	23,606	-
Class B	1,126	-
Class C	6,545	-
Worldwide	4,338,328	-
Institutional Class	17,102	-
Total	$ 4,461,887	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	226,777	433,206	$ 4,772,768	$ 8,109,308
Reinvestment of distributions	6,945	720	138,266	12,524
Shares redeemed	(169,394)	(218,566)	(3,551,259)	(4,053,305)
Net increase (decrease)	64,328	215,360	$ 1,359,775	$ 4,068,527
Class T
Shares sold	70,117	202,603	$ 1,464,445	$ 3,780,147
Reinvestment of distributions	2,272	-	45,089	-
Shares redeemed	(36,205)	(42,181)	(766,788)	(800,428)
Net increase (decrease)	36,184	160,422	$ 742,746	$ 2,979,719
Class B
Shares sold	12,740	4,060	$ 266,821	$ 73,532
Reinvestment of distributions	53	-	1,043	-
Shares redeemed	(2,520)	(2,808)	(53,107)	(51,407)
Net increase (decrease)	10,273	1,252	$ 214,757	$ 22,125
Class C
Shares sold	285,376	38,075	$ 6,068,868	$ 696,495
Reinvestment of distributions	325	-	6,404	-
Shares redeemed	(8,627)	(22,245)	(180,172)	(407,626)
Net increase (decrease)	277,074	15,830	$ 5,895,100	$ 288,869
Worldwide
Shares sold	5,214,705	8,155,382	$ 110,139,848	$ 150,136,706
Reinvestment of distributions	628,809	226,349	12,588,791	3,956,581
Shares redeemed	(4,472,442)	(15,784,478)	(93,864,487)	(288,554,381)
Net increase (decrease)	1,371,072	(7,402,747)	$ 28,864,152	$ (134,461,094)
Institutional Class
Shares sold	105,187	111,552	$ 2,251,037	$ 2,100,045
Reinvestment of distributions	2,424	745	48,393	12,982
Shares redeemed	(26,748)	(67,062)	(546,393)	(1,264,501)
Net increase (decrease)	80,863	45,235	$ 1,753,037	$ 848,526

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited
FIL Investment Advisors
FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodians

JPMorgan Chase Bank
New York, NY

Fidelity Diversified International Fund, Fidelity Overseas Fund, and Fidelity Worldwide Fund

The Northern Trust Company
Chicago, IL

Fidelity International Capital Appreciation Fund

Corporate Headquarters

245 Summer Street
Boston, MA 02210
www.fidelity.com

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

IBD-USAN-0613
1.784910.110

Fidelity®

Global Equity Income

Fund

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Actual	1.20%	$ 1,000.00	$ 1,128.00	$ 6.33
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
United States of America 41.3%
United Kingdom 13.1%
Japan 4.6%
Switzerland 3.7%
Germany 3.6%
France 3.4%
Sweden 3.0%
Netherlands 2.9%
Ireland 2.4%
Other 22.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
United States of America 48.2%
United Kingdom 14.5%
Japan 5.5%
Sweden 3.4%
Switzerland 3.4%
France 3.0%
Brazil 2.2%
Ireland 2.1%
Korea (South) 1.9%
Other 15.8%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	94.3	95.5
Short-Term Investments and Net Other Assets (Liabilities)	5.7	4.5
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Johnson & Johnson (United States of America, Pharmaceuticals)	2.3	2.8
Merck & Co., Inc. (United States of America, Pharmaceuticals)	2.0	2.4
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.9	1.8
General Electric Co. (United States of America, Industrial Conglomerates)	1.9	1.8
Wells Fargo & Co. (United States of America, Commercial Banks)	1.7	2.1
Chevron Corp. (United States of America, Oil, Gas & Consumable Fuels)	1.7	2.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.6	2.0
Apple, Inc. (United States of America, Computers & Peripherals)	1.6	2.7
IBM Corp. (United States of America, IT Services)	1.6	2.2
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.6	1.7
	17.9
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.6	17.0
Consumer Staples	12.4	13.9
Industrials	12.2	9.2
Health Care	12.0	13.7
Consumer Discretionary	10.7	9.3
Energy	8.2	10.0
Information Technology	7.4	10.0
Telecommunication Services	6.9	6.6
Utilities	3.3	2.9
Materials	2.6	2.7

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value
Australia - 2.3%
Australia & New Zealand Banking Group Ltd.	8,700	$ 287,174
SP AusNet unit	125,713	163,560
Spark Infrastructure Group unit	86,533	160,579
Telstra Corp. Ltd.	36,671	189,324
TOTAL AUSTRALIA		800,637
Bailiwick of Guernsey - 0.5%
Resolution Ltd.	40,713	166,894
Bailiwick of Jersey - 1.3%
Informa PLC	28,219	209,526
Wolseley PLC	4,722	233,470
TOTAL BAILIWICK OF JERSEY		442,996
Brazil - 1.2%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	8,910	127,413
Itau Unibanco Holding SA sponsored ADR	18,280	307,652
TOTAL BRAZIL		435,065
Canada - 1.3%
Fairfax Financial Holdings Ltd. (sub. vtg.)	399	160,063
Loblaw Companies Ltd.	3,500	148,519
Power Corp. of Canada (sub. vtg.)	5,400	145,419
TOTAL CANADA		454,001
Cayman Islands - 0.4%
Springland International Holdings Ltd.	293,000	152,538
Chile - 1.4%
Aguas Andinas SA	213,884	170,308
Banco Santander Chile	1,144,806	76,450
Empresa Nacional de Telecomunicaciones SA (ENTEL)	7,811	150,597
Inversiones La Construccion SA	4,213	80,771
TOTAL CHILE		478,126
Denmark - 0.5%
Novo Nordisk A/S Series B	1,000	176,025
Finland - 0.5%
Sampo Oyj (A Shares)	4,700	187,547
France - 3.4%
Arkema SA	2,000	187,376
Edenred SA	5,200	173,121
Ipsos SA	3,600	120,659
Common Stocks - continued
	Shares	Value
France - continued
Sanofi SA	4,644	$ 502,089
Total SA	4,000	201,348
TOTAL FRANCE		1,184,593
Germany - 2.7%
AURELIUS AG	3,453	268,298
BASF AG (d)	2,214	206,783
Hugo Boss AG	1,430	166,403
Muehlbauer Holding AG & Co.	3,671	101,525
Siemens AG	1,955	204,272
TOTAL GERMANY		947,281
Hong Kong - 0.8%
HKT Trust / HKT Ltd. unit	263,000	276,212
Indonesia - 0.5%
PT Telkomunikasi Indonesia Tbk Series B	162,500	195,777
Ireland - 2.4%
Accenture PLC Class A	6,640	540,762
FBD Holdings PLC	7,120	115,661
Irish Continental Group PLC unit	7,500	204,457
TOTAL IRELAND		860,880
Israel - 0.8%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	5,796	267,732
Italy - 0.7%
ENI SpA	9,800	233,891
Japan - 4.6%
Daito Trust Construction Co. Ltd.	2,300	223,010
Japan Retail Fund Investment Corp.	118	279,717
Japan Tobacco, Inc.	9,300	351,552
Nippon Telegraph & Telephone Corp.	3,800	188,975
Relo Holdings Corp.	4,100	230,515
Seven Bank Ltd.	79,000	280,523
Workman Co. Ltd.	2,100	69,008
TOTAL JAPAN		1,623,300
Korea (South) - 2.2%
Coway Co. Ltd.	5,460	276,566
DGB Financial Group Co. Ltd.	8,040	112,395
Common Stocks - continued
	Shares	Value
Korea (South) - continued
KT&G Corp.	2,008	$ 144,547
LG Telecom Ltd.	27,180	256,599
TOTAL KOREA (SOUTH)		790,107
Netherlands - 2.9%
Akzo Nobel NV	2,182	131,553
Koninklijke Philips Electronics NV	14,500	401,332
LyondellBasell Industries NV Class A	3,660	222,162
Unilever NV (Certificaten Van Aandelen) (Bearer)	5,900	251,407
TOTAL NETHERLANDS		1,006,454
Nigeria - 0.3%
Nestle Foods Nigeria PLC	17,712	99,770
Norway - 1.0%
Telenor ASA	16,000	359,594
Panama - 1.4%
Copa Holdings SA Class A	3,980	499,808
Russia - 0.6%
Mobile TeleSystems OJSC (a)	22,700	199,876
Singapore - 0.6%
United Overseas Bank Ltd.	12,000	208,005
South Africa - 1.4%
Astral Foods Ltd.	15,960	168,075
Clicks Group Ltd.	26,153	166,708
Reunert Ltd.	19,000	165,132
TOTAL SOUTH AFRICA		499,915
Spain - 1.4%
Grifols SA ADR	9,121	284,849
Inditex SA	1,487	199,845
TOTAL SPAIN		484,694
Sweden - 3.0%
Intrum Justitia AB (d)	13,823	284,733
Svenska Handelsbanken AB (A Shares)	11,510	522,839
Swedish Match Co. AB	7,080	245,575
TOTAL SWEDEN		1,053,147
Switzerland - 3.7%
Clariant AG (Reg.)	11,260	164,698
Nestle SA	4,607	328,537
Common Stocks - continued
	Shares	Value
Switzerland - continued
Roche Holding AG (participation certificate)	2,329	$ 582,125
UBS AG	13,575	242,157
TOTAL SWITZERLAND		1,317,517
Taiwan - 0.9%
Chipbond Technology Corp.	73,000	185,656
Far EasTone Telecommunications Co. Ltd.	51,000	124,344
TOTAL TAIWAN		310,000
United Kingdom - 13.1%
Barclays PLC	68,462	305,510
BP PLC	533	3,862
British American Tobacco PLC (United Kingdom)	12,100	670,767
Dunelm Group PLC	12,300	161,447
Ensco PLC Class A	3,913	225,702
GlaxoSmithKline PLC	16,700	430,885
Hilton Food Group PLC	45,000	248,497
Imperial Tobacco Group PLC	4,162	148,696
London Stock Exchange Group PLC	8,400	174,975
Reckitt Benckiser Group PLC	5,658	412,725
Royal Dutch Shell PLC Class A (United Kingdom)	16,065	546,937
The Restaurant Group PLC	50,478	377,858
Vodafone Group PLC	177,231	540,784
WH Smith PLC	29,852	342,911
TOTAL UNITED KINGDOM		4,591,556
United States of America - 35.6%
Altria Group, Inc.	7,055	257,578
American Tower Corp.	3,580	300,684
Analog Devices, Inc.	6,710	295,173
Apple, Inc.	1,310	580,003
Artisan Partners Asset Management, Inc.	1,500	55,950
Cedar Fair LP (depositary unit)	7,200	302,400
Chevron Corp.	4,895	597,239
Comcast Corp. Class A	13,000	536,900
Cullen/Frost Bankers, Inc. (d)	2,840	171,564
Dr. Pepper Snapple Group, Inc.	6,051	295,470
Dun & Bradstreet Corp.	1,500	132,675
Eli Lilly & Co.	4,160	230,381
Emerson Electric Co.	3,720	206,497
Exxon Mobil Corp.	5,570	495,674
General Electric Co.	29,960	667,808
Hubbell, Inc. Class B	4,622	443,527
Common Stocks - continued
	Shares	Value
United States of America - continued
IBM Corp.	2,805	$ 568,125
ITC Holdings Corp.	2,877	265,317
Johnson & Johnson	9,319	794,259
JPMorgan Chase & Co.	7,420	363,654
L Brands, Inc.	3,570	179,964
Lorillard, Inc.	3,778	162,038
Merck & Co., Inc.	14,610	686,670
Microsoft Corp.	15,190	502,789
National Penn Bancshares, Inc.	17,160	167,996
Pfizer, Inc.	14,000	406,980
Psychemedics Corp.	9,630	107,471
Sempra Energy	3,090	256,007
Tesoro Logistics LP	1,910	113,836
The Williams Companies, Inc.	7,670	292,457
U.S. Bancorp	13,840	460,595
United Technologies Corp.	5,760	525,830
VF Corp.	1,610	286,934
Wells Fargo & Co.	16,107	611,744
Western Gas Partners LP	3,110	188,031
TOTAL UNITED STATES OF AMERICA		12,510,220
TOTAL COMMON STOCKS (Cost $28,426,538)		32,814,158
Nonconvertible Preferred Stocks - 0.9%

Germany - 0.9%
Volkswagen AG (Cost $285,880)	1,520	308,072
Money Market Funds - 7.4%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	1,973,258	$ 1,973,258
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	632,680	632,680
TOTAL MONEY MARKET FUNDS (Cost $2,605,938)		2,605,938
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $31,318,356)		35,728,168
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(605,081)
NET ASSETS - 100%		$ 35,123,087
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,330
Fidelity Securities Lending Cash Central Fund	3,550
Total	$ 4,880
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,691,031	$ 3,622,023	$ 69,008	$ -
Consumer Staples	4,368,193	2,765,930	1,602,263	-
Energy	2,898,977	1,912,939	986,038	-
Financials	6,507,762	4,946,330	1,561,432	-
Health Care	4,201,734	3,092,735	1,108,999	-
Industrials	4,244,187	3,638,583	605,604	-
Information Technology	2,672,508	2,672,508	-	-
Materials	912,572	912,572	-	-
Telecommunication Services	2,482,082	1,556,546	925,536	-
Utilities	1,143,184	1,143,184	-	-
Money Market Funds	2,605,938	2,605,938	-	-
Total Investments in Securities:	$ 35,728,168	$ 28,869,288	$ 6,858,880	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 988,931
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $612,174) - See accompanying schedule: Unaffiliated issuers (cost $28,712,418)	$ 33,122,230
Fidelity Central Funds (cost $2,605,938)	2,605,938
Total Investments (cost $31,318,356)		$ 35,728,168
Cash		5,200
Foreign currency held at value (cost $7,077)		7,103
Receivable for fund shares sold		62,487
Dividends receivable		105,999
Distributions receivable from Fidelity Central Funds		1,905
Prepaid expenses		26
Receivable from investment adviser for expense reductions		15,642
Other receivables		2,964
Total assets		35,929,494

Liabilities
Payable for investments purchased	$ 3,107
Payable for fund shares redeemed	116,261
Accrued management fee	19,983
Other affiliated payables	7,204
Other payables and accrued expenses	27,172
Collateral on securities loaned, at value	632,680
Total liabilities		806,407

Net Assets		$ 35,123,087
Net Assets consist of:
Paid in capital		$ 30,621,653
Undistributed net investment income		69,431
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		21,462
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,410,541
Net Assets, for 3,099,507 shares outstanding		$ 35,123,087
Net Asset Value, offering price and redemption price per share ($35,123,087 ÷ 3,099,507 shares)		$ 11.33

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 535,094
Income from Fidelity Central Funds		4,880
Income before foreign taxes withheld		539,974
Less foreign taxes withheld		(26,561)
Total income		513,413

Expenses
Management fee	$ 107,622
Transfer agent fees	32,696
Accounting and security lending fees	7,916
Custodian fees and expenses	6,357
Independent trustees' compensation	92
Registration fees	31,054
Audit	33,823
Legal	46
Miscellaneous	72
Total expenses before reductions	219,678
Expense reductions	(41,080)	178,598
Net investment income (loss)		334,815
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	91,652
Foreign currency transactions	(3,465)
Total net realized gain (loss)		88,187
Change in net unrealized appreciation (depreciation) on: Investment securities	3,335,866
Assets and liabilities in foreign currencies	1,378
Total change in net unrealized appreciation (depreciation)		3,337,244
Net gain (loss)		3,425,431
Net increase (decrease) in net assets resulting from operations		$ 3,760,246

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	For the period May 2, 2012 (commencement of operations) to October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 334,815	$ 133,764
Net realized gain (loss)	88,187	16,921
Change in net unrealized appreciation (depreciation)	3,337,244	1,073,297
Net increase (decrease) in net assets resulting from operations	3,760,246	1,223,982
Distributions to shareholders from net investment income	(265,375)	(140,159)
Distributions to shareholders from net realized gain	(75,040)	-
Total distributions	(340,415)	(140,159)
Share transactions Proceeds from sales of shares	10,041,612	27,834,579
Reinvestment of distributions	319,260	131,259
Cost of shares redeemed	(5,496,787)	(2,214,390)
Net increase (decrease) in net assets resulting from share transactions	4,864,085	25,751,448
Redemption fees	966	2,934
Total increase (decrease) in net assets	8,284,882	26,838,205

Net Assets
Beginning of period	26,838,205	-
End of period (including undistributed net investment income of $69,431 and distributions in excess of net investment income of $9, respectively)	$ 35,123,087	$ 26,838,205
Other Information Shares
Sold	946,566	2,850,222
Issued in reinvestment of distributions	30,529	12,874
Redeemed	(519,687)	(220,997)
Net increase (decrease)	457,408	2,642,099

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2013	Period ended October 31,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.08
Net realized and unrealized gain (loss)	1.17	.15
Total from investment operations	1.29	.23
Distributions from net investment income	(.09)	(.07)
Distributions from net realized gain	(.03)	-
Total distributions	(.12)	(.07)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 11.33	$ 10.16
Total Return B, C	12.80%	2.25%
Ratios to Average Net Assets E, H
Expenses before reductions	1.44% A	2.18% A
Expenses net of fee waivers, if any	1.20% A	1.20% A
Expenses net of all reductions	1.17% A	1.17% A
Net investment income (loss)	2.19% A	1.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,123	$ 26,838
Portfolio turnover rate F	63% A	33% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 2, 2012 (commencement of operations) to October 31, 2012.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Global Equity Income Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,702,289
Gross unrealized depreciation	(376,406)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,325,883

Tax cost	$ 31,402,285

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $13,182,730 and $9,136,776, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .70% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $67 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,550. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded 1.20% of average net assets. This reimbursement will remain in place through December 31, 2013. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $36,662.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $26.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $4,387 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

Semiannual Report

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

FIL Investment Advisors (FIA)

FIL Investment Advisors (UK) Limited
(FIA(UK))

FIL Investments (Japan) Limited (FIJ)

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

GED-USAN-0613
1.938165.100

Fidelity®

Series Emerging Markets

Series International Growth

Series International Small Cap

Series International Value

Funds -

Fidelity Series Emerging Markets Fund

Fidelity Series International Growth Fund

Fidelity Series International Small Cap Fund

Fidelity Series International Value Fund

Class F

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Series Emerging Markets Fund
Investment Changes	(Click Here)	A summary of major shifts in the Fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Series International Growth Fund
Investment Changes	(Click Here)	A summary of major shifts in the Fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Series International Small Cap Fund
Investment Changes	(Click Here)	A summary of major shifts in the Fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Series International Value Fund
Investment Changes	(Click Here)	A summary of major shifts in the Fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series Emerging Markets Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, and Fidelity Series International Value Fund or 1-800-835-5092 for Class F of each fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.. © 2013 FMR LLC. All rights reserved.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Fidelity Series Emerging Markets Fund
Series Emerging Markets	1.10%
Actual		$ 1,000.00	$ 1,060.90	$ 5.62
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Class F	.91%
Actual		$ 1,000.00	$ 1,062.20	$ 4.65
HypotheticalA		$ 1,000.00	$ 1,020.28	$ 4.56
Fidelity Series International Growth Fund
Series International Growth	1.06%
Actual		$ 1,000.00	$ 1,147.10	$ 5.64
HypotheticalA		$ 1,000.00	$ 1,019.54	$ 5.31
Class F	.87%
Actual		$ 1,000.00	$ 1,147.10	$ 4.63
HypotheticalA		$ 1,000.00	$ 1,020.48	$ 4.36
Fidelity Series International Small Cap Fund
Series International Small Cap	1.24%
Actual		$ 1,000.00	$ 1,167.40	$ 6.66
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.21
Class F	1.05%
Actual		$ 1,000.00	$ 1,167.80	$ 5.64
HypotheticalA		$ 1,000.00	$ 1,019.59	$ 5.26
Fidelity Series International Value Fund
Series International Value	.89%
Actual		$ 1,000.00	$ 1,176.50	$ 4.80
HypotheticalA		$ 1,000.00	$ 1,020.38	$ 4.46
Class F	.71%
Actual		$ 1,000.00	$ 1,177.10	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

Semiannual Report

Fidelity Series Emerging Markets Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
Korea (South) 13.8%
Brazil 11.9%
Russia 8.1%
Taiwan 7.5%
China 6.9%
India 6.8%
Cayman Islands 6.3%
United States of America 4.9%
Mexico 4.9%
Other 28.9%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
Korea (South) 14.4%
Brazil 13.1%
Russia 9.0%
China 8.8%
Taiwan 7.5%
Cayman Islands 6.1%
Mexico 4.6%
India 4.3%
United States of America 4.1%
Other 28.1%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	96.7	97.1
Short-Term Investments and Net Other Assets (Liabilities)	3.3	2.9
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	5.1	4.6
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.1	2.6
Vale SA (PN-A) sponsored ADR (Brazil, Metals & Mining)	1.8	2.1
Sberbank (Savings Bank of the Russian Federation) (Russia, Commercial Banks)	1.7	1.4
Mobile TeleSystems OJSC (Russia, Wireless Telecommunication Services)	1.6	1.5
China Construction Bank Corp. (H Shares) (China, Commercial Banks)	1.5	1.8
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Commercial Banks)	1.4	1.7
Itau Unibanco Holding SA sponsored ADR (Brazil, Commercial Banks)	1.4	1.1
ITC Ltd. (India, Tobacco)	1.1	1.0
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.1	0.3
	19.8
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.5	24.6
Information Technology	13.7	13.3
Energy	11.2	12.1
Materials	9.8	11.9
Consumer Staples	9.2	9.1
Consumer Discretionary	7.6	8.0
Industrials	6.7	6.7
Telecommunication Services	6.5	7.2
Utilities	3.0	3.1
Health Care	1.4	1.1

Semiannual Report

Fidelity Series Emerging Markets Fund

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.4%
	Shares	Value
Australia - 0.2%
Paladin Energy Ltd. (Australia) (a)	13,519,678	$ 10,581,968
Austria - 0.4%
Erste Group Bank AG	781,926	24,508,227
Bailiwick of Jersey - 0.3%
Atrium European Real Estate Ltd.	3,032,372	18,098,462
Bermuda - 2.6%
Aquarius Platinum Ltd. (Australia) (a)	11,176,208	6,720,097
BW Offshore Ltd.	27,096,203	25,562,012
Cosan Ltd. Class A	1,770,800	36,744,100
GP Investments Ltd. Class A (depositary receipt) (a)	7,991,900	18,853,814
Kunlun Energy Co. Ltd.	11,384,000	22,268,786
Seadrill Ltd.	545,208	20,866,627
Shangri-La Asia Ltd.	6,806,000	13,155,674
Stolt-Nielsen SA	702,470	14,496,476
Vostok Nafta Investment Ltd. SDR	364,500	1,810,957
TOTAL BERMUDA		160,478,543
Brazil - 10.5%
Anhanguera Educacional Participacoes SA	1,990,616	35,827,606
Arezzo Industria e Comercio SA	702,000	14,792,613
Banco do Brasil SA	1,147,157	14,448,760
BHG SA (Brazil Hospitality Group) (a)	1,435,300	12,425,039
BM&F Bovespa SA	5,307,200	36,844,687
BR Properties SA	1,354,000	15,010,231
Brasil Brokers Participacoes SA	2,493,000	8,796,991
CCR SA	1,967,100	19,250,690
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	553,100	23,241,262
Companhia de Saneamento de Minas Gerais	355,020	8,180,143
Companhia Paranaense de Energia-Copel (PN-B) sponsored ADR (d)	1,173,500	20,935,240
Estacio Participacoes SA	789,700	18,748,344
Fibria Celulose SA (a)	935,000	9,958,690
Gerdau SA sponsored ADR	3,517,000	27,608,450
Itau Unibanco Holding SA sponsored ADR	4,981,960	83,846,387
Mills Estruturas e Servicos de Engenharia SA	1,220,600	19,992,034
Multiplus SA	1,107,500	18,255,829
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.) (d)	1,539,000	30,733,830
sponsored ADR	605,751	11,600,132
Smiles SA	1,063,100	12,146,678
Sul America SA unit	1,463,721	10,937,213
Common Stocks - continued
	Shares	Value
Brazil - continued
Telefonica Brasil SA sponsored ADR	877,700	$ 23,329,266
TIM Participacoes SA sponsored ADR	640,100	13,352,486
Ultrapar Participacoes SA	1,664,800	44,308,684
Vale SA (PN-A) sponsored ADR	6,629,100	107,789,166
TOTAL BRAZIL		642,360,451
Canada - 1.4%
First Quantum Minerals Ltd. (d)	841,700	14,696,018
Goldcorp, Inc.	714,600	21,151,791
Guyana Goldfields, Inc. (a)	64,900	115,956
Guyana Goldfields, Inc. (a)(f)	1,992,100	3,559,263
Pan American Silver Corp.	666,200	8,793,840
Petrominerales Ltd.	2,001,775	11,047,565
Torex Gold Resources, Inc. (a)(d)	5,876,500	8,166,261
Yamana Gold, Inc.	1,245,900	15,421,483
TOTAL CANADA		82,952,177
Cayman Islands - 6.3%
21Vianet Group, Inc. ADR (a)	999,583	9,036,230
Anta Sports Products Ltd.	19,174,000	16,060,385
Anton Oilfield Services Group	37,090,000	29,585,395
Belle International Holdings Ltd.	7,447,000	12,149,123
China Liansu Group Holdings Ltd.	20,247,000	11,532,218
Cimc Enric Holdings Ltd.	12,136,000	13,136,653
Eurasia Drilling Co. Ltd. GDR (Reg. S)	901,568	35,251,309
Greatview Aseptic Pack Co. Ltd.	44,606,000	26,671,113
Haitian International Holdings Ltd.	11,205,000	19,175,196
Hengan International Group Co. Ltd.	5,449,500	56,319,775
Hilong Holdings Ltd.	21,812,000	8,910,142
Springland International Holdings Ltd.	18,242,000	9,496,940
SPT Energy Group, Inc.	18,002,000	8,768,846
Tencent Holdings Ltd.	1,925,500	66,051,313
Uni-President China Holdings Ltd.	24,702,000	26,866,089
Veripos (e)	2,901,274	9,861,263
Xueda Education Group sponsored ADR (d)	2,476,000	8,443,160
Yingde Gases Group Co. Ltd.	21,023,000	20,236,955
TOTAL CAYMAN ISLANDS		387,552,105
Chile - 0.8%
Aguas Andinas SA	15,118,479	12,038,285
Empresa Nacional de Electricidad SA	5,289,574	9,378,480
Common Stocks - continued
	Shares	Value
Chile - continued
Empresa Nacional de Telecomunicaciones SA (ENTEL)	330,954	$ 6,380,853
Inversiones La Construccion SA	1,129,585	21,656,279
TOTAL CHILE		49,453,897
China - 6.9%
BBMG Corp. (H Shares)	26,286,500	21,103,316
China Communications Construction Co. Ltd. (H Shares)	22,237,000	21,290,943
China Communications Services Corp. Ltd. (H Shares)	8,660,000	6,338,640
China Construction Bank Corp. (H Shares)	108,594,000	90,959,710
China Pacific Insurance Group Co. Ltd. (H Shares)	16,080,200	57,813,003
China Suntien Green Energy Corp. Ltd. (H Shares) (e)	130,000,400	37,692,686
China Telecom Corp. Ltd. (H Shares)	53,823,782	27,576,980
Dongfeng Motor Group Co. Ltd. (H Shares)	21,114,000	31,452,722
Industrial & Commercial Bank of China Ltd. (H Shares)	123,332,000	86,775,735
Maanshan Iron & Steel Ltd. (H Shares) (a)	37,496,000	9,228,863
PICC Property & Casualty Co. Ltd. (H Shares)	9,268,000	11,895,296
Weichai Power Co. Ltd. (H Shares)	6,489,000	22,619,079
TOTAL CHINA		424,746,973
Colombia - 0.4%
Ecopetrol SA ADR (d)	571,658	27,193,771
Cyprus - 0.4%
Globaltrans Investment PLC:
GDR (f)	384,000	5,452,800
GDR (Reg. S)	1,140,400	16,193,680
TOTAL CYPRUS		21,646,480
Egypt - 0.3%
Orascom Telecom Holding SAE GDR (Reg. S) (a)	5,159,200	17,386,504
Ghana - 0.3%
Ecobank Transnational, Inc.	184,393,613	17,505,723
Hong Kong - 1.2%
AIA Group Ltd.	2,921,600	12,969,997
Far East Horizon Ltd.	16,601,000	11,295,307
Lenovo Group Ltd.	41,098,000	37,548,864
Sinotruk Hong Kong Ltd.	22,091,000	12,297,845
TOTAL HONG KONG		74,112,013
India - 6.8%
Axis Bank Ltd.	2,065,396	57,427,896
Bharti Airtel Ltd. (a)	2,456,947	14,587,908
Bharti Infratel Ltd.	3,788,601	12,547,513
Common Stocks - continued
	Shares	Value
India - continued
Eicher Motors Ltd.	188,827	$ 10,405,622
Grasim Industries Ltd. (a)	276,748	15,279,125
Indiabulls Real Estate Ltd. (e)	31,115,429	43,150,669
ITC Ltd.	10,831,637	66,349,703
JK Cement Ltd. (a)	1,163,400	5,697,269
Larsen & Toubro Ltd.	917,431	25,842,212
Lupin Ltd.	1,482,235	19,398,683
Maruti Suzuki India Ltd.	852,947	27,667,240
Muthoot Finance Ltd. (a)	1,949,395	4,774,992
NHPC Ltd.	32,249,638	13,005,582
NTPC Ltd.	7,479,053	21,921,002
Phoenix Mills Ltd. (a)	1,734,744	8,771,468
SREI Infrastructure Finance Ltd. (e)	39,650,684	22,157,409
State Bank of India	871,651	36,764,075
Ultratech Cemco Ltd.	337,189	11,939,009
TOTAL INDIA		417,687,377
Indonesia - 2.6%
PT Bakrieland Development Tbk (a)(e)	2,209,211,500	11,815,764
PT Bank Rakyat Indonesia Tbk	39,043,500	37,748,333
PT Bank Tabungan Negara Tbk	105,841,800	16,220,516
PT Indo Tambangraya Megah Tbk	3,021,000	11,419,031
PT Kalbe Farma Tbk	137,061,000	19,595,208
PT Lippo Karawaci Tbk	27,952,500	3,881,286
PT Telkomunikasi Indonesia Tbk sponsored ADR	1,224,779	58,630,171
TOTAL INDONESIA		159,310,309
Ireland - 0.0%
Accenture PLC Class A	10,900	887,696
Israel - 0.3%
NICE Systems Ltd. sponsored ADR (a)	455,300	16,149,491
Italy - 0.2%
Saipem SpA	486,967	13,788,191
Kazakhstan - 0.2%
JSC Halyk Bank of Kazakhstan GDR unit (a)	1,503,822	10,977,901
Kenya - 0.6%
Equity Bank Ltd.	71,875,200	26,803,102
Safaricom Ltd.	121,423,915	9,925,463
TOTAL KENYA		36,728,565
Common Stocks - continued
	Shares	Value
Korea (South) - 12.7%
AMOREPACIFIC Group, Inc.	57,566	$ 21,843,103
Daou Technology, Inc.	610,710	11,115,306
E-Mart Co. Ltd.	236,107	46,080,727
Hana Financial Group, Inc.	1,361,490	43,503,993
Hankook Shell Oil Co. Ltd.	22,675	7,739,397
Hyundai Heavy Industries Co. Ltd.	124,104	22,644,036
Hyundai Industrial Development & Construction Co.	642,300	13,177,055
KB Financial Group, Inc.	1,431,802	46,810,142
Korea Electric Power Corp. (a)	928,740	26,770,118
Korean Reinsurance Co.	2,324,900	22,792,923
KT&G Corp.	364,391	26,230,878
LG Chemical Ltd.	144,271	34,050,570
LG Corp.	414,998	24,712,794
Lotte Chemical Corp.	71,221	10,505,904
LS Industrial Systems Ltd.	382,195	21,579,798
NHN Corp.	26,323	7,072,926
Orion Corp.	24,894	26,326,469
POSCO sponsored ADR (d)	544,200	39,176,958
Samsung Electronics Co. Ltd.	227,440	313,821,315
SK Hynix, Inc.	385,810	10,471,687
TOTAL KOREA (SOUTH)		776,426,099
Luxembourg - 0.4%
Subsea 7 SA	1,135,223	24,450,654
Malaysia - 0.9%
Axiata Group Bhd	9,843,300	21,902,758
Bumiputra-Commerce Holdings Bhd	1,179,600	3,000,856
Petronas Dagangan Bhd	2,167,800	16,829,396
SapuraKencana Petroleum Bhd (a)	15,191,100	15,877,633
TOTAL MALAYSIA		57,610,643
Mexico - 4.9%
America Movil S.A.B. de CV Series L sponsored ADR	3,058,200	65,384,316
CEMEX SA de CV sponsored ADR	3,548,701	39,922,886
El Puerto de Liverpool SA Class C	1,798,800	22,747,399
Fibra Uno Administracion SA de CV	4,428,599	17,032,652
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	536,000	60,777,040
Grupo Comercial Chedraui de CV	8,070,400	30,780,019
Grupo Televisa SA de CV (CPO) sponsored ADR	2,181,100	55,225,452
Infraestructura Energetica Nova S.A.B. de CV	1,889,309	6,441,728
TOTAL MEXICO		298,311,492
Common Stocks - continued
	Shares	Value
Netherlands - 0.4%
ASML Holding NV (Netherlands)	103,300	$ 7,686,852
Fugro NV (Certificaten Van Aandelen)	259,800	15,028,658
TOTAL NETHERLANDS		22,715,510
Nigeria - 1.7%
Guaranty Trust Bank PLC GDR (Reg. S)	5,620,777	46,090,371
Zenith Bank PLC	477,091,932	60,844,320
TOTAL NIGERIA		106,934,691
Norway - 1.0%
ElectroMagnetic GeoServices ASA (a)	9,228,425	13,362,932
Sevan Drilling ASA (a)	11,196,886	6,601,823
Spectrum ASA	906,611	8,371,982
TGS Nopec Geophysical Co. ASA	887,070	31,766,228
TOTAL NORWAY		60,102,965
Panama - 0.4%
Copa Holdings SA Class A	208,700	26,208,546
Philippines - 1.8%
Metro Pacific Investments Corp.	113,161,448	16,737,176
Metropolitan Bank & Trust Co.	10,309,108	31,171,438
Philippine Long Distance Telephone Co.	47,335	3,497,191
Robinsons Land Corp.	91,329,650	57,004,785
TOTAL PHILIPPINES		108,410,590
Poland - 0.6%
Eurocash SA	1,036,009	18,655,605
Polski Koncern Naftowy Orlen SA (a)	1,106,000	17,150,814
TOTAL POLAND		35,806,419
Russia - 6.6%
Bank St. Petersburg OJSC	3,007,189	3,741,812
Bank St. Petersburg OJSC rights	903,973	0
DIXY Group OJSC (a)	1,335,180	17,090,373
E.ON Russia JSC (a)(g)	535,025,900	43,170,865
Gazprom OAO sponsored ADR	2,367,696	18,823,183
LSR Group OJSC GDR (Reg. S)	1,562,368	6,796,301
Lukoil Oil Co. (a)(g)	187,000	11,834,109
Magnit OJSC	204,382	43,494,666
Magnitogorsk Iron & Steel Works OJSC unit	2,575,400	7,751,954
Mobile TeleSystems OJSC (a)	9,838,400	86,628,038
Mobile TeleSystems OJSC sponsored ADR	454,800	9,414,360
Raspadskaya OAO (a)	3,308,410	4,839,204
RusHydro JSC sponsored ADR	2,892,828	4,975,664
Common Stocks - continued
	Shares	Value
Russia - continued
Sberbank (Savings Bank of the Russian Federation)	32,852,300	$ 104,484,122
Sistema JSFC (a)	25,677,200	21,818,929
VTB Bank JSC sponsored GDR (Reg. S)	5,464,200	17,212,230
TOTAL RUSSIA		402,075,810
Singapore - 1.0%
Ezion Holdings Ltd.	11,129,000	18,432,378
First Resources Ltd.	12,128,000	17,034,538
Super Group Ltd. Singapore	7,637,000	24,367,468
TOTAL SINGAPORE		59,834,384
South Africa - 3.5%
Absa Group Ltd.	1,625,862	26,759,186
Aspen Pharmacare Holdings Ltd.	1,204,400	26,158,975
Blue Label Telecoms Ltd.	5,301,549	4,555,072
Impala Platinum Holdings Ltd.	1,693,900	23,116,398
JSE Ltd.	2,561,416	21,893,420
Life Healthcare Group Holdings Ltd.	5,236,500	22,122,440
Naspers Ltd. Class N	946,600	63,345,774
Reunert Ltd.	1,679,200	14,594,173
Wilson Bayly Holmes-Ovcon Ltd.	685,100	11,795,615
TOTAL SOUTH AFRICA		214,341,053
Taiwan - 7.5%
Advantech Co. Ltd.	182,000	870,193
Chipbond Technology Corp.	7,091,000	18,034,079
Chroma ATE, Inc.	6,346,612	13,622,941
Cleanaway Co. Ltd.	1,639,000	13,338,759
E.SUN Financial Holdings Co. Ltd.	35,670,000	21,530,214
ECLAT Textile Co. Ltd.	5,938,000	35,841,438
Hon Hai Precision Industry Co. Ltd. (Foxconn)	12,325,000	31,846,897
MediaTek, Inc.	3,732,000	45,558,494
Taiwan Fertilizer Co. Ltd.	13,482,000	32,276,338
Taiwan Semiconductor Manufacturing Co. Ltd.	32,294,284	119,947,439
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,547,951	67,694,905
Unified-President Enterprises Corp.	21,466,270	42,291,973
Yuanta Financial Holding Co. Ltd.	36,891,000	18,764,496
TOTAL TAIWAN		461,618,166
Thailand - 1.4%
Bangkok Bank PCL (For. Reg.)	7,127,700	55,127,356
Common Stocks - continued
	Shares	Value
Thailand - continued
PTT Exploration and Production PCL (For. Reg.)	1,863,000	$ 9,775,196
PTT Global Chemical PCL (For. Reg.)	8,074,086	20,082,054
TOTAL THAILAND		84,984,606
Turkey - 2.9%
Aygaz A/S	4,344,147	23,698,652
TAV Havalimanlari Holding A/S	3,581,000	25,268,247
Tupras Turkiye Petrol Rafinelleri A/S	1,184,000	33,021,894
Turkiye Garanti Bankasi A/S	8,352,000	46,121,768
Turkiye Halk Bankasi A/S	2,244,000	24,470,897
Turkiye Is Bankasi A/S Series C	5,831,000	22,507,611
TOTAL TURKEY		175,089,069
United Kingdom - 0.5%
Evraz PLC	2,927,100	7,047,557
Kazakhmys PLC	1,394,400	7,500,828
Mondi PLC	1,376,800	18,210,624
TOTAL UNITED KINGDOM		32,759,009
United States of America - 0.5%
Cognizant Technology Solutions Corp. Class A (a)	250,545	16,235,316
Universal Display Corp. (a)(d)	526,983	16,568,346
TOTAL UNITED STATES OF AMERICA		32,803,662
TOTAL COMMON STOCKS (Cost $4,858,414,025)		5,594,590,192
Nonconvertible Preferred Stocks - 4.2%

Brazil - 1.4%
Banco do Estado Rio Grande do Sul SA	3,161,300	26,608,168
Braskem SA (PN-A)	2,984,000	25,951,068
Companhia Paranaense de Energia-Copel (PN-B)	68,100	1,208,662
Lojas Americanas SA (PN)	3,890,688	33,952,974
TOTAL BRAZIL		87,720,872
Chile - 0.2%
Embotelladora Andina SA Class A	2,696,239	14,312,769
Nonconvertible Preferred Stocks - continued
	Shares	Value
Korea (South) - 1.1%
Hyundai Motor Co. Series 2	482,194	$ 36,330,543
Samsung Electronics Co. Ltd.	38,200	30,203,239
TOTAL KOREA (SOUTH)		66,533,782
Russia - 1.5%
Sberbank (Savings Bank of the Russian Federation) (a)	21,241,500	49,204,235
Surgutneftegaz JSC (g)	56,020,650	39,288,273
TOTAL RUSSIA		88,492,508
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $233,474,623)		257,059,931
Government Obligations - 0.0%
Principal Amount
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.09% 5/30/13 to 7/18/13 (h) (Cost $2,409,831)	$ 2,410,000	2,409,910
Money Market Funds - 5.2%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	265,575,796	265,575,796
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	54,382,500	54,382,500
TOTAL MONEY MARKET FUNDS (Cost $319,958,296)		319,958,296
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $5,414,256,775)		6,174,018,329
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(50,516,418)
NET ASSETS - 100%		$ 6,123,501,911
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,270 NYSE E-mini MSCI Emerging Markets Index Contracts	June 2013	$ 66,033,650	$ 1,863,121

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,012,063 or 0.1% of net assets.

(g) Security or a portion of the security sold on a delayed delivery basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,409,910.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 124,576
Fidelity Securities Lending Cash Central Fund	148,884
Total	$ 273,460
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
China Suntien Green Energy Corp. Ltd. (H Shares)	$ 22,582,764	$ 8,834,665	$ 3,127,136	$ -	$ 37,692,686
GP Investments Ltd. Class A (depositary receipt)	15,128,168	3,670,253	-	-	-
Indiabulls Real Estate Ltd.	9,917,615	27,565,185	-	-	43,150,669
PT Bakrieland Development Tbk	7,766,273	6,674,507	560,929	-	11,815,764
SREI Infrastructure Finance Ltd.	17,681,250	3,310,229	850,620	-	22,157,409
Veripos	7,361,301	2,785,429	1,822,319	-	9,861,263
Total	$ 80,437,371	$ 52,840,268	$ 6,361,004	$ -	$ 124,677,791
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 459,809,104	$ 432,141,864	$ 27,667,240	$ -
Consumer Staples	562,062,457	562,062,457	-	-
Energy	674,677,625	674,677,625	-	-
Financials	1,614,730,662	1,567,920,520	46,810,142	-
Health Care	87,275,306	87,275,306	-	-
Industrials	417,676,635	417,676,635	-	-
Information Technology	840,423,529	712,789,238	127,634,291	-
Materials	604,569,008	589,289,883	15,279,125	-
Telecommunication Services	398,701,376	367,627,205	31,074,171	-
Utilities	191,724,421	164,954,303	26,770,118	-
Government Obligations	2,409,910	-	2,409,910	-
Money Market Funds	319,958,296	319,958,296	-	-
Total Investments in Securities:	$ 6,174,018,329	$ 5,896,373,332	$ 277,644,997	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,863,121	$ 1,863,121	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Prime Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,863,121	$ -
Total Value of Derivatives	$ 1,863,121	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $52,780,284) - See accompanying schedule: Unaffiliated issuers (cost $4,965,963,248)	$ 5,729,382,242
Fidelity Central Funds (cost $319,958,296)	319,958,296
Other affiliated issuers (cost $128,335,231)	124,677,791
Total Investments (cost $5,414,256,775)		$ 6,174,018,329
Foreign currency held at value (cost $4,758,362)		4,769,888
Receivable for investments sold Regular delivery		43,181,237
Delayed delivery		806,785
Receivable for fund shares sold		3,610,920
Dividends receivable		21,450,566
Distributions receivable from Fidelity Central Funds		74,920
Receivable for daily variation margin on futures contracts		869,950
Prepaid expenses		5,865
Other receivables		2,576,169
Total assets		6,251,364,629

Liabilities
Payable to custodian bank	$ 110,413
Payable for investments purchased	66,188,723
Payable for fund shares redeemed	566,538
Accrued management fee	3,975,329
Other affiliated payables	622,114
Other payables and accrued expenses	2,017,101
Collateral on securities loaned, at value	54,382,500
Total liabilities		127,862,718

Net Assets		$ 6,123,501,911
Net Assets consist of:
Paid in capital		$ 5,663,647,267
Undistributed net investment income		16,084,058
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(317,396,829)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		761,167,415
Net Assets		$ 6,123,501,911

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Series Emerging Markets: Net Asset Value, offering price and redemption price per share ($3,154,238,345 ÷ 185,494,811 shares)	$ 17.00

Class F: Net Asset Value, offering price and redemption price per share ($2,969,263,566 ÷ 174,215,134 shares)	$ 17.04

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series Emerging Markets Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 62,018,174
Interest		2,725
Income from Fidelity Central Funds		273,460
Income before foreign taxes withheld		62,294,359
Less foreign taxes withheld		(6,853,077)
Total income		55,441,282

Expenses
Management fee	$ 24,081,149
Transfer agent fees	3,015,291
Accounting and security lending fees	810,456
Custodian fees and expenses	2,170,386
Independent trustees' compensation	18,913
Audit	36,600
Legal	11,236
Miscellaneous	25,850
Total expenses before reductions	30,169,881
Expense reductions	(1,216,502)	28,953,379
Net investment income (loss)		26,487,903
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,337,230
Other affiliated issuers	(2,158,931)
Foreign currency transactions	(933,125)
Futures contracts	(2,474,794)
Total net realized gain (loss)		10,770,380
Change in net unrealized appreciation (depreciation) on: Investment securities	321,675,205
Assets and liabilities in foreign currencies	(9,993)
Futures contracts	1,863,121
Total change in net unrealized appreciation (depreciation)		323,528,333
Net gain (loss)		334,298,713
Net increase (decrease) in net assets resulting from operations		$ 360,786,616

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,487,903	$ 76,582,555
Net realized gain (loss)	10,770,380	(280,829,756)
Change in net unrealized appreciation (depreciation)	323,528,333	509,717,190
Net increase (decrease) in net assets resulting from operations	360,786,616	305,469,989
Distributions to shareholders from net investment income	(83,765,985)	(31,500,009)
Distributions to shareholders from net realized gain	(3,180,768)	(158,430,172)
Total distributions	(86,946,753)	(189,930,181)
Share transactions - net increase (decrease)	96,238,709	781,840,186
Total increase (decrease) in net assets	370,078,572	897,379,994

Net Assets
Beginning of period	5,753,423,339	4,856,043,345
End of period (including undistributed net investment income of $16,084,058 and undistributed net investment income of $73,362,140, respectively)	$ 6,123,501,911	$ 5,753,423,339

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Emerging Markets

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.25	$ 16.06	$ 18.85	$ 16.38	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.21	.18	.15	.15
Net realized and unrealized gain (loss)	.91	.59	(2.19)	4.03	6.27
Total from investment operations	.98	.80	(2.01)	4.18	6.42
Distributions from net investment income	(.22)	(.09)	(.10)	(.09)	(.04)
Distributions from net realized gain	(.01)	(.52)	(.68)	(1.62)	-
Total distributions	(.23)	(.61)	(.78)	(1.71)	(.04)
Net asset value, end of period	$ 17.00	$ 16.25	$ 16.06	$ 18.85	$ 16.38
Total Return B,C	6.09%	5.40%	(11.26)%	27.32%	64.35%
Ratios to Average Net Assets E,H
Expenses before reductions	1.10% A	1.10%	1.12%	1.15%	1.21% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.12%	1.15%	1.21% A
Expenses net of all reductions	1.06% A	1.07%	1.07%	1.08%	1.09% A
Net investment income (loss)	.80% A	1.37%	1.00%	.89%	1.15% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,154,238	$ 3,182,644	$ 3,384,616	$ 2,425,249	$ 910,106
Portfolio turnover rate F	72% A	80%	104%	92%	109% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 9, 2008 (commencement of operations) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.30	$ 16.11	$ 18.90	$ 16.40	$ 13.91
Income from Investment Operations
Net investment income (loss) D	.08	.25	.21	.19	.02
Net realized and unrealized gain (loss)	.92	.58	(2.19)	4.03	2.47
Total from investment operations	1.00	.83	(1.98)	4.22	2.49
Distributions from net investment income	(.26)	(.12)	(.13)	(.10)	-
Distributions from net realized gain	(.01)	(.52)	(.68)	(1.62)	-
Total distributions	(.26) I	(.64)	(.81)	(1.72)	-
Net asset value, end of period	$ 17.04	$ 16.30	$ 16.11	$ 18.90	$ 16.40
Total Return B,C	6.22%	5.60%	(11.07)%	27.59%	17.90%
Ratios to Average Net Assets E,H
Expenses before reductions	.91% A	.90%	.91%	.92%	.93% A
Expenses net of fee waivers, if any	.91% A	.90%	.91%	.92%	.93% A
Expenses net of all reductions	.87% A	.87%	.86%	.85%	.82% A
Net investment income (loss)	.99% A	1.57%	1.21%	1.13%	.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,969,264	$ 2,570,780	$ 1,471,427	$ 454,160	$ 8,025
Portfolio turnover rate F	72% A	80%	104%	92%	109% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of operations) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.26 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Growth Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
United Kingdom 18.0%
United States of America 17.1%
Japan 12.9%
Switzerland 10.4%
Sweden 5.4%
Belgium 4.5%
France 3.9%
Australia 3.8%
Germany 3.1%
Other 20.9%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
United States of America 18.9%
United Kingdom 18.3%
Japan 10.7%
Switzerland 8.9%
Australia 5.3%
Belgium 4.7%
France 3.5%
Germany 3.3%
Denmark 3.2%
Other 23.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.5	97.2
Short-Term Investments and Net Other Assets (Liabilities)	2.5	2.8
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	5.0	5.0
Anheuser-Busch InBev SA NV (Belgium, Beverages)	3.6	3.7
Novo Nordisk A/S Series B sponsored ADR (Denmark, Pharmaceuticals)	2.5	2.7
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.5	2.2
GlaxoSmithKline PLC sponsored ADR (United Kingdom, Pharmaceuticals)	2.5	2.5
Linde AG (Germany, Chemicals)	2.3	2.5
Denso Corp. (Japan, Auto Components)	2.2	1.4
Standard Chartered PLC (United Kingdom) (United Kingdom, Commercial Banks)	2.1	2.0
CSL Ltd. (Australia, Biotechnology)	2.0	2.0
SABMiller PLC (United Kingdom, Beverages)	2.0	1.5
	26.7
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	24.1	23.2
Consumer Discretionary	16.1	14.3
Industrials	14.5	14.1
Financials	11.2	7.6
Health Care	11.2	11.4
Materials	10.6	12.8
Information Technology	6.7	8.3
Energy	3.1	5.5

Semiannual Report

Fidelity Series International Growth Fund

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Australia - 3.8%
Coca-Cola Amatil Ltd.	7,029,199	$ 110,327,763
CSL Ltd.	3,162,640	206,427,511
Newcrest Mining Ltd.	1,776,528	30,959,424
Newcrest Mining Ltd. sponsored ADR	221,986	3,840,358
Sydney Airport unit	11,418,457	40,957,800
TOTAL AUSTRALIA		392,512,856
Austria - 1.1%
Andritz AG	1,632,298	106,364,922
Zumtobel AG	370,497	4,148,835
TOTAL AUSTRIA		110,513,757
Bailiwick of Jersey - 1.5%
Glencore International PLC (d)	14,383,726	70,816,014
Informa PLC	5,522,821	41,007,018
Randgold Resources Ltd. sponsored ADR	493,665	40,371,924
TOTAL BAILIWICK OF JERSEY		152,194,956
Belgium - 4.5%
Anheuser-Busch InBev SA NV (d)	3,790,381	364,144,070
Umicore SA	2,080,178	96,293,088
TOTAL BELGIUM		460,437,158
Bermuda - 0.8%
Credicorp Ltd. (NY Shares)	318,204	47,918,340
Lazard Ltd. Class A	1,132,948	38,406,937
TOTAL BERMUDA		86,325,277
Brazil - 0.5%
Arezzo Industria e Comercio SA	1,271,200	26,786,851
Iguatemi Empresa de Shopping Centers SA	1,679,400	20,069,701
TOTAL BRAZIL		46,856,552
Canada - 0.5%
Agnico Eagle Mines Ltd. (Canada)	725,500	23,418,790
Goldcorp, Inc.	805,650	23,846,824
TOTAL CANADA		47,265,614
Cayman Islands - 2.2%
Sands China Ltd.	28,726,800	150,664,711
Wynn Macau Ltd.	25,728,400	78,078,880
TOTAL CAYMAN ISLANDS		228,743,591
Common Stocks - continued
	Shares	Value
Denmark - 2.5%
Novo Nordisk A/S Series B sponsored ADR	1,457,666	$ 257,467,546
Finland - 1.1%
Nokian Tyres PLC	2,648,236	114,811,608
France - 3.9%
Alstom SA	1,426,693	58,546,005
Danone SA (d)	1,748,705	133,594,539
Remy Cointreau SA (d)	446,001	51,928,588
Safran SA	1,667,686	81,898,501
Sanofi SA	636,582	68,824,438
TOTAL FRANCE		394,792,071
Germany - 3.1%
Deutsche Bank AG	473,000	21,773,619
Linde AG	1,244,819	235,412,725
Siemens AG sponsored ADR (d)	527,255	55,103,420
TOTAL GERMANY		312,289,764
Ireland - 1.5%
CRH PLC sponsored ADR	3,101,500	66,713,265
James Hardie Industries PLC CDI	8,413,193	88,440,646
TOTAL IRELAND		155,153,911
Israel - 0.3%
Azrieli Group	1,019,186	29,452,628
Italy - 0.6%
Interpump Group SpA	2,890,349	25,427,053
Prada SpA	4,482,000	40,400,752
TOTAL ITALY		65,827,805
Japan - 12.9%
Aozora Bank Ltd.	15,297,000	47,927,035
Autobacs Seven Co. Ltd.	2,230,800	37,592,358
DENSO Corp.	4,970,300	222,871,500
Fanuc Corp.	488,300	73,709,939
Fast Retailing Co. Ltd.	304,500	111,664,459
Japan Tobacco, Inc.	1,778,700	67,237,061
Keyence Corp.	416,100	132,047,703
Kobayashi Pharmaceutical Co. Ltd.	645,500	35,266,884
Mitsui Fudosan Co. Ltd.	4,541,000	154,543,970
Seven Bank Ltd.	14,713,600	52,246,910
SHO-BOND Holdings Co. Ltd.	1,114,400	47,034,938
SMC Corp.	346,500	69,463,760
Common Stocks - continued
	Shares	Value
Japan - continued
Unicharm Corp.	1,276,300	$ 82,527,359
USS Co. Ltd.	980,010	125,720,104
Yamato Kogyo Co. Ltd.	1,574,000	52,059,327
TOTAL JAPAN		1,311,913,307
Mexico - 0.5%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	472,525	53,579,610
Netherlands - 2.1%
ASML Holding NV (d)	2,569,708	191,109,184
D.E. Master Blenders 1753 NV (a)	1,645,479	26,090,843
TOTAL NETHERLANDS		217,200,027
Portugal - 1.1%
Jeronimo Martins SGPS SA	4,692,479	111,760,964
South Africa - 0.4%
Clicks Group Ltd.	7,005,865	44,657,656
Spain - 1.7%
Inditex SA (d)	1,002,703	134,758,017
Prosegur Compania de Seguridad SA (Reg.)	7,483,459	41,786,647
TOTAL SPAIN		176,544,664
Sweden - 5.4%
ASSA ABLOY AB (B Shares) (d)	2,515,539	100,178,307
Atlas Copco AB (A Shares) (d)	4,221,232	111,115,048
Fagerhult AB	410,870	10,904,042
H&M Hennes & Mauritz AB (B Shares) (d)	3,831,925	135,573,773
Intrum Justitia AB (d)	1,552,600	31,981,253
SKF AB (B Shares) (d)	2,365,283	55,035,014
Svenska Handelsbanken AB (A Shares)	913,500	41,495,498
Swedish Match Co. AB (d)	1,739,400	60,332,372
TOTAL SWEDEN		546,615,307
Switzerland - 10.4%
Nestle SA	7,082,494	505,070,405
Roche Holding AG (participation certificate)	1,024,429	256,052,161
Schindler Holding AG:
(participation certificate)	418,924	62,807,061
(Reg.)	86,700	12,690,761
Common Stocks - continued
	Shares	Value
Switzerland - continued
Swatch Group AG (Bearer)	74,010	$ 42,385,809
UBS AG (NY Shares)	10,329,513	183,762,036
TOTAL SWITZERLAND		1,062,768,233
Turkey - 2.5%
Coca-Cola Icecek A/S	3,097,007	86,375,875
Tupras Turkiye Petrol Rafinelleri A/S	1,615,000	45,042,532
Turkiye Garanti Bankasi A/S	21,767,357	120,204,621
TOTAL TURKEY		251,623,028
United Kingdom - 18.0%
Babcock International Group PLC	3,426,500	56,951,325
Barclays PLC sponsored ADR (d)	3,057,609	54,975,810
BG Group PLC	10,345,322	174,278,129
BHP Billiton PLC ADR (d)	2,075,290	117,316,144
GlaxoSmithKline PLC sponsored ADR	4,934,568	254,821,092
InterContinental Hotel Group PLC ADR	4,084,187	120,687,726
Johnson Matthey PLC	2,509,927	94,506,793
Reckitt Benckiser Group PLC	2,272,387	165,759,987
Rexam PLC	6,430,627	51,593,259
Rolls-Royce Group PLC	8,041,111	141,144,455
Rolls-Royce Group PLC (C Shares) (a)	535,124,436	831,236
Rotork PLC	1,623,797	73,374,436
SABMiller PLC	3,806,183	205,069,316
Serco Group PLC	6,153,002	59,114,780
Shaftesbury PLC	2,830,400	26,709,356
Standard Chartered PLC (United Kingdom)	8,375,279	210,367,489
Unite Group PLC	4,331,300	23,400,070
TOTAL UNITED KINGDOM		1,830,901,403
United States of America - 14.6%
Albemarle Corp.	458,486	28,082,268
Allergan, Inc.	343,900	39,049,845
Amazon.com, Inc. (a)	159,125	40,387,516
Autoliv, Inc. (d)	1,259,800	96,273,916
Berkshire Hathaway, Inc. Class B (a)	634,282	67,436,862
BorgWarner, Inc. (a)	1,109,607	86,737,979
Cummins, Inc.	503,327	53,548,960
FMC Technologies, Inc. (a)	808,845	43,920,284
KLA-Tencor Corp.	908,620	49,292,635
Martin Marietta Materials, Inc. (d)	559,400	56,493,806
Common Stocks - continued
	Shares	Value
United States of America - continued
MasterCard, Inc. Class A	211,341	$ 116,856,779
Mead Johnson Nutrition Co. Class A	1,571,200	127,408,608
Mohawk Industries, Inc. (a)	479,215	53,135,359
National Oilwell Varco, Inc.	975,611	63,629,349
Philip Morris International, Inc.	1,976,592	188,942,429
PriceSmart, Inc.	433,975	38,723,589
ResMed, Inc. (d)	1,183,300	56,822,066
Solera Holdings, Inc.	674,041	38,811,281
SS&C Technologies Holdings, Inc. (a)	949,100	29,127,879
Union Pacific Corp.	613,300	90,743,868
Visa, Inc. Class A	709,499	119,522,202
TOTAL UNITED STATES OF AMERICA		1,484,947,480
TOTAL COMMON STOCKS (Cost $7,785,985,951)		9,947,156,773
Nonconvertible Preferred Stocks - 0.0%

United Kingdom - 0.0%
Rolls-Royce Group PLC Class C (Cost $1,440,357)	944,992,209	1,467,904
Money Market Funds - 15.3%

Fidelity Cash Central Fund, 0.13% (b)	216,689,223	216,689,223
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,343,889,450	1,343,889,450
TOTAL MONEY MARKET FUNDS (Cost $1,560,578,673)		1,560,578,673
TOTAL INVESTMENT PORTFOLIO - 112.8% (Cost $9,348,004,981)		11,509,203,350
NET OTHER ASSETS (LIABILITIES) - (12.8)%		(1,309,687,347)
NET ASSETS - 100%		$ 10,199,516,003
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 176,203
Fidelity Securities Lending Cash Central Fund	3,122,616
Total	$ 3,298,819
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,659,538,336	$ 1,161,689,915	$ 497,848,421	$ -
Consumer Staples	2,458,797,918	1,404,552,139	1,054,245,779	-
Energy	326,870,294	326,870,294	-	-
Financials	1,140,690,882	864,199,348	276,491,534	-
Health Care	1,139,464,659	1,070,640,221	68,824,438	-
Industrials	1,466,330,270	1,276,121,633	190,208,637	-
Information Technology	676,767,663	544,719,960	132,047,703	-
Materials	1,080,164,655	1,028,105,328	52,059,327	-
Money Market Funds	1,560,578,673	1,560,578,673	-	-
Total Investments in Securities:	$ 11,509,203,350	$ 9,237,477,511	$ 2,271,725,839	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 1,353,142,143
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Growth Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,290,247,991) - See accompanying schedule: Unaffiliated issuers (cost $7,787,426,308)	$ 9,948,624,677
Fidelity Central Funds (cost $1,560,578,673)	1,560,578,673
Total Investments (cost $9,348,004,981)		$ 11,509,203,350
Receivable for investments sold		116,618,406
Receivable for fund shares sold		4,491,968
Dividends receivable		63,807,423
Distributions receivable from Fidelity Central Funds		2,472,177
Prepaid expenses		9,362
Other receivables		300,587
Total assets		11,696,903,273

Liabilities
Payable for investments purchased	$ 144,503,504
Payable for fund shares redeemed	862,346
Accrued management fee	6,905,172
Other affiliated payables	946,112
Other payables and accrued expenses	280,686
Collateral on securities loaned, at value	1,343,889,450
Total liabilities		1,497,387,270

Net Assets		$ 10,199,516,003
Net Assets consist of:
Paid in capital		$ 7,979,649,110
Undistributed net investment income		45,288,523
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		13,296,186
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,161,282,184
Net Assets		$ 10,199,516,003

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Series International Growth: Net Asset Value, offering price and redemption price per share ($5,261,046,956 ÷ 403,598,837 shares)	$ 13.04

Class F: Net Asset Value, offering price and redemption price per share ($4,938,469,047 ÷ 378,045,412 shares)	$ 13.06

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Growth Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 138,319,263
Interest		1,919
Income from Fidelity Central Funds		3,298,819
Income before foreign taxes withheld		141,620,001
Less foreign taxes withheld		(12,028,952)
Total income		129,591,049

Expenses
Management fee Basic fee	$ 33,581,833
Performance adjustment	6,194,383
Transfer agent fees	4,791,539
Accounting and security lending fees	896,641
Custodian fees and expenses	505,457
Independent trustees' compensation	29,874
Audit	36,858
Legal	16,625
Interest	1,839
Miscellaneous	41,120
Total expenses before reductions	46,096,169
Expense reductions	(784,307)	45,311,862
Net investment income (loss)		84,279,187
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	359,892,357
Foreign currency transactions	(554,259)
Total net realized gain (loss)		359,338,098
Change in net unrealized appreciation (depreciation) on: Investment securities	868,087,654
Assets and liabilities in foreign currencies	524,884
Total change in net unrealized appreciation (depreciation)		868,612,538
Net gain (loss)		1,227,950,636
Net increase (decrease) in net assets resulting from operations		$ 1,312,229,823

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 84,279,187	$ 120,932,181
Net realized gain (loss)	359,338,098	(174,573,044)
Change in net unrealized appreciation (depreciation)	868,612,538	937,528,168
Net increase (decrease) in net assets resulting from operations	1,312,229,823	883,887,305
Distributions to shareholders from net investment income	(154,572,907)	(86,292,993)
Distributions to shareholders from net realized gain	-	(4,902,084)
Total distributions	(154,572,907)	(91,195,077)
Share transactions - net increase (decrease)	(67,648,733)	1,153,946,734
Total increase (decrease) in net assets	1,090,008,183	1,946,638,962

Net Assets
Beginning of period	9,109,507,820	7,162,868,858
End of period (including undistributed net investment income of $45,288,523 and undistributed net investment income of $115,582,243, respectively)	$ 10,199,516,003	$ 9,109,507,820

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series International Growth

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.55	$ 10.53	$ 10.89	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.15	.16	.09
Net realized and unrealized gain (loss)	1.58	.99	(.46)	.80
Total from investment operations	1.68	1.14	(.30)	.89
Distributions from net investment income	(.19)	(.12)	(.05)	-
Distributions from net realized gain	-	(.01)	(.01)	-
Total distributions	(.19)	(.12) I	(.06)	-
Net asset value, end of period	$ 13.04	$ 11.55	$ 10.53	$ 10.89
Total Return B,C	14.71%	11.00%	(2.77)%	8.90%
Ratios to Average Net Assets E,H
Expenses before reductions	1.06% A	1.05%	1.00%	1.01% A
Expenses net of fee waivers, if any	1.06% A	1.05%	1.00%	1.01% A
Expenses net of all reductions	1.04% A	1.04%	.98%	.99% A
Net investment income (loss)	1.68% A	1.38%	1.40%	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,261,047	$ 5,045,151	$ 4,996,927	$ 3,944,123
Portfolio turnover rate F	40% A	27%	23%	63% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 3, 2009 (commencement of operations) to October 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.12 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.59	$ 10.57	$ 10.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.17	.18	.11
Net realized and unrealized gain (loss)	1.57	1.00	(.45)	.80
Total from investment operations	1.68	1.17	(.27)	.91
Distributions from net investment income	(.21)	(.14)	(.06)	-
Distributions from net realized gain	-	(.01)	(.01)	-
Total distributions	(.21)	(.15)	(.07)	-
Net asset value, end of period	$ 13.06	$ 11.59	$ 10.57	$ 10.91
Total Return B,C	14.71%	11.23%	(2.50)%	9.10%
Ratios to Average Net Assets E,H
Expenses before reductions	.87% A	.85%	.79%	.78% A
Expenses net of fee waivers, if any	.87% A	.85%	.79%	.78% A
Expenses net of all reductions	.85% A	.84%	.77%	.75% A
Net investment income (loss)	1.87% A	1.58%	1.62%	1.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,938,469	$ 4,064,357	$ 2,165,942	$ 744,325
Portfolio turnover rate F	40% A	27%	23%	63% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 3, 2009 (commencement of operations) to October 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Small Cap Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
Japan 23.7%
United Kingdom 18.4%
United States of America 17.1%
Germany 4.0%
Turkey 3.6%
Netherlands 3.0%
Italy 2.7%
France 2.5%
Sweden 2.3%
Other 22.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
Japan 19.7%
United Kingdom 18.9%
United States of America 18.8%
Germany 4.7%
Canada 3.3%
France 2.8%
Turkey 2.7%
Brazil 2.5%
Sweden 2.3%
Other 24.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	95.5	93.7
Short-Term Investments and Net Other Assets (Liabilities)	4.5	6.3
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
USS Co. Ltd. (Japan, Specialty Retail)	2.2	2.0
PriceSmart, Inc. (United States of America, Food & Staples Retailing)	2.0	2.5
Coca-Cola Icecek A/S (Turkey, Beverages)	1.5	1.3
Nihon M&A Center, Inc. (Japan, Professional Services)	1.4	0.9
Intrum Justitia AB (Sweden, Commercial Services & Supplies)	1.4	1.1
Spirax-Sarco Engineering PLC (United Kingdom, Machinery)	1.4	1.5
Andritz AG (Austria, Machinery)	1.3	1.6
Unite Group PLC (United Kingdom, Real Estate Management & Development)	1.3	1.4
Rotork PLC (United Kingdom, Machinery)	1.3	1.1
Prosegur Compania de Seguridad SA (Reg.) (Spain, Commercial Services & Supplies)	1.3	1.4
	15.1
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	23.7	23.5
Consumer Discretionary	19.2	18.2
Financials	16.8	14.1
Consumer Staples	10.1	11.6
Materials	9.7	9.5
Information Technology	7.2	7.3
Health Care	5.3	5.3
Energy	3.5	4.2

Semiannual Report

Fidelity Series International Small Cap Fund

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
Australia - 1.3%
Imdex Ltd.	4,312,955	$ 4,404,171
Ramsay Health Care Ltd.	328,640	10,899,028
Sydney Airport unit	3,067,350	11,002,529
TOTAL AUSTRALIA		26,305,728
Austria - 1.7%
Andritz AG	433,624	28,256,105
Zumtobel AG	742,019	8,309,148
TOTAL AUSTRIA		36,565,253
Bailiwick of Jersey - 1.3%
Informa PLC	3,025,989	22,468,008
Randgold Resources Ltd. sponsored ADR	59,700	4,882,266
TOTAL BAILIWICK OF JERSEY		27,350,274
Belgium - 1.4%
Gimv NV	294,616	15,162,827
Umicore SA	311,281	14,409,444
TOTAL BELGIUM		29,572,271
Bermuda - 0.6%
GP Investments Ltd. Class A (depositary receipt) (a)	1,964,000	4,633,302
Lazard Ltd. Class A	226,601	7,681,774
TOTAL BERMUDA		12,315,076
Brazil - 0.8%
Arezzo Industria e Comercio SA	567,500	11,958,416
Iguatemi Empresa de Shopping Centers SA	391,400	4,677,433
TOTAL BRAZIL		16,635,849
British Virgin Islands - 0.3%
Gem Diamonds Ltd. (a)	2,499,574	5,076,648
Canada - 2.3%
Agnico Eagle Mines Ltd. (Canada)	115,040	3,713,436
Baytex Energy Corp. (d)	113,600	4,488,973
Copper Mountain Mining Corp. (a)	1,808,700	3,626,556
Eldorado Gold Corp.	548,500	4,339,218
Painted Pony Petroleum Ltd. (f)	25,000	242,692
Painted Pony Petroleum Ltd. Class A (a)	787,200	7,641,884
Pason Systems, Inc.	777,600	13,314,408
Common Stocks - continued
	Shares	Value
Canada - continued
Petrominerales Ltd. (d)	825,850	$ 4,557,771
TAG Oil Ltd. (a)	1,248,857	6,817,920
TOTAL CANADA		48,742,858
Cayman Islands - 0.2%
Vantage Drilling Co. (a)	2,898,469	4,898,413
Denmark - 0.0%
Spar Nord Bank A/S (a)	20,000	128,597
Finland - 1.0%
Nokian Tyres PLC	385,000	16,691,288
Outotec Oyj (d)	339,700	4,956,837
TOTAL FINLAND		21,648,125
France - 2.5%
Laurent-Perrier Group SA	129,568	10,494,027
Remy Cointreau SA	95,254	11,090,571
Saft Groupe SA	358,249	8,817,868
Vetoquinol SA (d)	176,449	6,216,018
Virbac SA	80,700	16,473,069
TOTAL FRANCE		53,091,553
Germany - 4.0%
alstria office REIT-AG	788,729	9,556,193
Bilfinger Berger AG	186,898	18,730,898
CompuGROUP Holding AG	522,346	12,045,191
CTS Eventim AG	657,179	25,379,963
Fielmann AG	191,795	18,504,335
TOTAL GERMANY		84,216,580
Greece - 0.3%
Titan Cement Co. SA (Reg.) (a)	372,277	6,912,810
India - 0.9%
Colgate-Palmolive (India)	218,841	5,998,204
Jyothy Laboratories Ltd.	3,888,686	12,806,551
TOTAL INDIA		18,804,755
Ireland - 1.7%
FBD Holdings PLC	710,600	11,543,397
James Hardie Industries PLC CDI	2,272,452	23,888,329
TOTAL IRELAND		35,431,726
Common Stocks - continued
	Shares	Value
Israel - 1.2%
Azrieli Group	387,379	$ 11,194,551
Ituran Location & Control Ltd.	627,995	10,022,800
Strauss Group Ltd.	289,755	4,263,480
TOTAL ISRAEL		25,480,831
Italy - 2.7%
Azimut Holding SpA	1,228,364	22,841,839
Beni Stabili SpA SIIQ	13,749,624	9,687,548
Interpump Group SpA	2,823,466	24,838,669
TOTAL ITALY		57,368,056
Japan - 23.7%
Air Water, Inc.	413,000	6,687,407
Aozora Bank Ltd.	6,151,000	19,271,700
Asahi Co. Ltd.	564,900	9,506,074
Autobacs Seven Co. Ltd.	1,210,300	20,395,388
Azbil Corp.	519,100	11,208,961
Cosmos Pharmaceutical Corp.	52,600	5,865,839
Daikokutenbussan Co. Ltd.	537,900	14,789,477
FCC Co. Ltd.	935,000	23,703,472
Fields Corp.	308,100	6,248,354
GCA Savvian Group Corp.	766,900	9,654,319
Glory Ltd.	320,800	8,815,399
Goldcrest Co. Ltd.	767,610	25,250,283
Harmonic Drive Systems, Inc.	87,000	1,788,031
Iwatsuka Confectionary Co. Ltd.	5,700	270,432
Kamigumi Co. Ltd.	952,000	8,926,656
Kobayashi Pharmaceutical Co. Ltd.	350,800	19,165,953
Kyoto Kimono Yuzen Co. Ltd.	378,600	4,145,151
Lasertec Corp.	224,500	5,479,554
Meiko Network Japan Co. Ltd.	459,400	6,372,424
Miraial Co. Ltd.	297,300	6,169,853
Nabtesco Corp.	443,700	9,791,299
Nagaileben Co. Ltd.	670,600	11,476,345
Nihon M&A Center, Inc.	572,900	30,220,409
Nihon Parkerizing Co. Ltd.	982,000	20,002,549
Nippon Seiki Co. Ltd.	798,000	10,533,269
Nippon Thompson Co. Ltd.	2,144,000	10,704,207
NS Tool Co. Ltd.	1,000	19,903
Obic Co. Ltd.	52,250	13,785,470
OSG Corp.	1,439,600	21,903,349
Seven Bank Ltd.	7,041,900	25,005,268
Common Stocks - continued
	Shares	Value
Japan - continued
SHO-BOND Holdings Co. Ltd.	528,200	$ 22,293,480
Shoei Co. Ltd.	343,600	3,329,780
Sparx Group Co. Ltd. (a)	18,809	6,318,639
The Nippon Synthetic Chemical Industry Co. Ltd.	1,738,000	16,646,658
Tocalo Co. Ltd.	389,500	5,703,853
Tsutsumi Jewelry Co. Ltd.	238,100	7,435,063
USS Co. Ltd.	360,400	46,233,734
Workman Co. Ltd.	5,700	187,308
Yamato Kogyo Co. Ltd.	735,800	24,336,247
TOTAL JAPAN		499,641,557
Korea (South) - 0.9%
Coway Co. Ltd.	363,940	18,434,696
Netherlands - 3.0%
Aalberts Industries NV	1,059,300	23,736,693
ASM International NV (depositary receipt)	399,000	13,358,520
Heijmans NV (Certificaten Van Aandelen) (d)(e)	921,806	8,461,388
QIAGEN NV (a)(d)	422,907	8,407,391
VastNed Retail NV	205,392	9,168,292
TOTAL NETHERLANDS		63,132,284
Philippines - 0.6%
Jollibee Food Corp.	4,264,900	13,310,010
Portugal - 0.6%
Jeronimo Martins SGPS SA	490,900	11,691,785
South Africa - 2.2%
City Lodge Hotels Ltd.	634,598	9,059,119
Clicks Group Ltd.	3,351,784	21,365,359
Mr Price Group Ltd.	400,400	5,755,123
Nampak Ltd.	2,638,170	9,695,977
TOTAL SOUTH AFRICA		45,875,578
Spain - 1.8%
Grifols SA	251,200	10,080,020
Prosegur Compania de Seguridad SA (Reg.)	4,772,079	26,646,659
TOTAL SPAIN		36,726,679
Sweden - 2.3%
Fagerhult AB (d)	374,654	9,942,909
Common Stocks - continued
	Shares	Value
Sweden - continued
Intrum Justitia AB (d)	1,453,703	$ 29,944,122
Swedish Match Co. AB (d)	262,400	9,101,538
TOTAL SWEDEN		48,988,569
Switzerland - 0.4%
Zehnder Group AG	194,093	8,579,503
Turkey - 3.6%
Albaraka Turk Katilim Bankasi A/S	15,207,756	16,456,866
Asya Katilim Bankasi A/S (a)	4,546,000	5,502,619
Boyner Buyuk Magazacilik A/S (a)(e)	5,673,500	21,646,487
Coca-Cola Icecek A/S	1,177,910	32,852,043
TOTAL TURKEY		76,458,015
United Kingdom - 18.4%
Babcock International Group PLC	948,800	15,769,858
Bellway PLC	989,500	20,673,185
Berendsen PLC	920,791	11,063,453
Britvic PLC	1,737,000	11,871,943
Dechra Pharmaceuticals PLC	1,334,470	14,883,415
Derwent London PLC	293,800	10,537,681
Elementis PLC	4,213,882	17,247,744
Fenner PLC	1,140,201	6,227,297
Great Portland Estates PLC	2,501,900	20,675,256
H&T Group PLC	1,054,892	4,405,830
InterContinental Hotel Group PLC ADR	497,293	14,695,008
Johnson Matthey PLC	397,290	14,959,241
Meggitt PLC	3,299,282	24,015,467
Persimmon PLC	967,400	16,229,276
Rotork PLC	599,300	27,080,540
Serco Group PLC	2,303,565	22,131,431
Shaftesbury PLC	2,072,955	19,561,650
Spectris PLC	647,907	21,235,596
Spirax-Sarco Engineering PLC	726,700	29,608,934
Ted Baker PLC	569,749	11,983,165
Ultra Electronics Holdings PLC	686,510	17,595,440
Unite Group PLC	5,164,825	27,903,232
Victrex PLC	307,300	7,661,378
TOTAL UNITED KINGDOM		388,016,020
United States of America - 12.6%
ANSYS, Inc. (a)	74,815	6,049,541
Autoliv, Inc. (d)	227,800	17,408,476
Common Stocks - continued
	Shares	Value
United States of America - continued
BPZ Energy, Inc. (a)(d)	2,189,411	$ 4,685,340
Broadridge Financial Solutions, Inc.	263,395	6,632,286
Cymer, Inc. (a)	88,719	9,294,202
Dril-Quip, Inc. (a)	172,039	14,401,385
Evercore Partners, Inc. Class A	329,900	12,453,725
Greenhill & Co., Inc. (d)	203,505	9,399,896
Kansas City Southern	138,169	15,070,093
Kennedy-Wilson Holdings, Inc.	481,038	7,999,662
Martin Marietta Materials, Inc. (d)	140,580	14,197,174
Mohawk Industries, Inc. (a)	181,862	20,164,859
Oceaneering International, Inc.	206,467	14,487,789
PriceSmart, Inc.	482,199	43,026,617
ResMed, Inc. (d)	434,600	20,869,492
Solera Holdings, Inc.	368,372	21,210,860
SS&C Technologies Holdings, Inc. (a)	579,088	17,772,211
Universal Display Corp. (a)(d)	289,418	9,099,302
TOTAL UNITED STATES OF AMERICA		264,222,910
TOTAL COMMON STOCKS (Cost $1,502,557,920)		1,985,623,009
Nonconvertible Preferred Stocks - 1.2%

Brazil - 1.2%
Banco ABC Brasil SA	2,061,879	16,200,294
Banco Pine SA	1,280,864	8,860,256
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $20,920,764)		25,060,550
Money Market Funds - 8.0%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	78,884,715	$ 78,884,715
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	88,729,532	88,729,532
TOTAL MONEY MARKET FUNDS (Cost $167,614,247)		167,614,247
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $1,691,092,931)		2,178,297,806
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(72,829,780)
NET ASSETS - 100%		$ 2,105,468,026
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $242,692 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 73,673
Fidelity Securities Lending Cash Central Fund	621,806
Total	$ 695,479
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Boyner Buyuk Magazacilik A/S	$ 13,040,346	$ -	$ -	$ -	$ 21,646,487
Heijmans NV (Certificaten Van Aandelen)	4,502,302	3,672,890	-	248,724	8,461,388
Total	$ 17,542,648	$ 3,672,890	$ -	$ 248,724	$ 30,107,875
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 402,451,431	$ 264,361,414	$ 138,090,017	$ -
Consumer Staples	214,653,819	174,562,118	40,091,701	-
Energy	75,536,575	75,536,575	-	-
Financials	351,732,929	266,232,720	85,500,209	-
Health Care	111,349,969	99,873,624	11,476,345	-
Industrials	500,952,427	380,785,841	120,166,586	-
Information Technology	151,319,156	114,675,318	36,643,838	-
Materials	202,687,253	135,014,392	67,672,861	-
Money Market Funds	167,614,247	167,614,247	-	-
Total Investments in Securities:	$ 2,178,297,806	$ 1,678,656,249	$ 499,641,557	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 361,491,430
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Small Cap Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $86,474,681) - See accompanying schedule: Unaffiliated issuers (cost $1,505,112,791)	$ 1,980,575,684
Fidelity Central Funds (cost $167,614,247)	167,614,247
Other affiliated issuers (cost $18,365,893)	30,107,875
Total Investments (cost $1,691,092,931)		$ 2,178,297,806
Foreign currency held at value (cost $156,216)		156,216
Receivable for investments sold		9,420,873
Receivable for fund shares sold		898,880
Dividends receivable		10,828,350
Distributions receivable from Fidelity Central Funds		367,619
Prepaid expenses		1,826
Other receivables		68,088
Total assets		2,200,039,658

Liabilities
Payable for investments purchased	$ 2,694,768
Payable for fund shares redeemed	172,493
Accrued management fee	1,668,714
Other affiliated payables	236,086
Other payables and accrued expenses	1,070,039
Collateral on securities loaned, at value	88,729,532
Total liabilities		94,571,632

Net Assets		$ 2,105,468,026
Net Assets consist of:
Paid in capital		$ 1,579,596,097
Undistributed net investment income		9,135,289
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		30,504,985
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		486,231,655
Net Assets		$ 2,105,468,026

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Series International Small Cap: Net Asset Value, offering price and redemption price per share ($1,086,418,346 ÷ 75,627,042 shares)	$ 14.37

Class F: Net Asset Value, offering price and redemption price per share ($1,019,049,680 ÷ 70,804,233 shares)	$ 14.39

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Small Cap Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends (including $248,724 earned from other affiliated issuers)		$ 21,832,762
Interest		14
Income from Fidelity Central Funds		695,479
Income before foreign taxes withheld		22,528,255
Less foreign taxes withheld		(1,785,694)
Total income		20,742,561

Expenses
Management fee Basic fee	$ 8,299,314
Performance adjustment	1,257,907
Transfer agent fees	977,047
Accounting and security lending fees	436,300
Custodian fees and expenses	148,651
Independent trustees' compensation	6,082
Audit	31,546
Legal	3,386
Miscellaneous	8,209
Total expenses before reductions	11,168,442
Expense reductions	(109,736)	11,058,706
Net investment income (loss)		9,683,855
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	66,145,163
Foreign currency transactions	(310,648)
Total net realized gain (loss)		65,834,515
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $7,737)	230,147,189
Assets and liabilities in foreign currencies	91,494
Total change in net unrealized appreciation (depreciation)		230,238,683
Net gain (loss)		296,073,198
Net increase (decrease) in net assets resulting from operations		$ 305,757,053

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,683,855	$ 22,876,168
Net realized gain (loss)	65,834,515	(16,909,242)
Change in net unrealized appreciation (depreciation)	230,238,683	197,365,351
Net increase (decrease) in net assets resulting from operations	305,757,053	203,332,277
Distributions to shareholders from net investment income	(20,487,378)	(16,161,385)
Distributions to shareholders from net realized gain	(1,498,848)	(1,284,494)
Total distributions	(21,986,226)	(17,445,879)
Share transactions - net increase (decrease)	(55,355,166)	103,425,618
Total increase (decrease) in net assets	228,415,661	289,312,016

Net Assets
Beginning of period	1,877,052,365	1,587,740,349
End of period (including undistributed net investment income of $9,135,289 and undistributed net investment income of $19,938,812, respectively)	$ 2,105,468,026	$ 1,877,052,365

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series International Small Cap

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.44	$ 11.22	$ 11.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.15	.17 G	.06
Net realized and unrealized gain (loss)	2.00	1.19	(.19)	1.34
Total from investment operations	2.06	1.34	(.02)	1.40
Distributions from net investment income	(.12)	(.11)	(.09)	-
Distributions from net realized gain	(.01)	(.01)	(.07)	-
Total distributions	(.13)	(.12)	(.16)	-
Net asset value, end of period	$ 14.37	$ 12.44	$ 11.22	$ 11.40
Total Return B,C	16.74%	12.07%	(.23)%	14.00%
Ratios to Average Net Assets E,I
Expenses before reductions	1.24% A	1.22%	1.14%	1.21% A
Expenses net of fee waivers, if any	1.24% A	1.22%	1.14%	1.21% A
Expenses net of all reductions	1.23% A	1.22%	1.13%	1.18% A
Net investment income (loss)	.91% A	1.27%	1.47% G	.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,086,418	$ 1,040,585	$ 1,107,242	$ 701,814
Portfolio turnover rate F	27% A	25%	22%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.00%.

H For the period December 3, 2009 (commencement of operations) to October 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.48	$ 11.26	$ 11.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.17	.20 G	.09
Net realized and unrealized gain (loss)	2.00	1.19	(.20)	1.34
Total from investment operations	2.07	1.36	-	1.43
Distributions from net investment income	(.15)	(.13)	(.10)	-
Distributions from net realized gain	(.01)	(.01)	(.07)	-
Total distributions	(.16)	(.14)	(.17)	-
Net asset value, end of period	$ 14.39	$ 12.48	$ 11.26	$ 11.43
Total Return B,C	16.78%	12.25%	(.03)%	14.30%
Ratios to Average Net Assets E,I
Expenses before reductions	1.05% A	1.02%	.93%	.98% A
Expenses net of fee waivers, if any	1.05% A	1.02%	.93%	.98% A
Expenses net of all reductions	1.04% A	1.01%	.92%	.94% A
Net investment income (loss)	1.10% A	1.47%	1.68% G	.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,019,050	$ 836,468	$ 480,498	$ 130,513
Portfolio turnover rate F	27% A	25%	22%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.21%.

H For the period December 3, 2009 (commencement of operations) to October 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Value Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
United Kingdom 26.8%
Japan 19.4%
Germany 9.0%
Switzerland 8.7%
Australia 8.4%
France 7.9%
Singapore 3.3%
Spain 2.8%
Netherlands 2.4%
Other 11.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
United Kingdom 26.2%
Japan 17.1%
Germany 10.2%
Switzerland 9.8%
France 9.8%
Australia 8.3%
Italy 3.3%
Netherlands 2.8%
Singapore 2.5%
Other 10.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.6	98.7
Short-Term Investments and Net Other Assets (Liabilities)	1.4	1.3
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class A sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	4.0	4.5
Sanofi SA (France, Pharmaceuticals)	3.7	3.5
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	3.7	2.6
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	3.2	3.0
Novartis AG (Switzerland, Pharmaceuticals)	2.8	0.0
Westpac Banking Corp. (Australia, Commercial Banks)	2.7	0.0
Sumitomo Mitsui Financial Group, Inc. (Japan, Commercial Banks)	2.5	1.7
Australia & New Zealand Banking Group Ltd. (Australia, Commercial Banks)	2.4	2.1
Allianz AG (Germany, Insurance)	2.0	1.7
BNP Paribas SA (France, Commercial Banks)	1.7	1.9
	28.7
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	35.1	32.4
Health Care	12.4	11.8
Consumer Discretionary	8.7	8.6
Telecommunication Services	8.7	6.8
Energy	7.7	11.0
Industrials	6.2	7.8
Consumer Staples	6.1	7.3
Materials	6.0	5.6
Utilities	5.4	6.1
Information Technology	2.3	1.3

Semiannual Report

Fidelity Series International Value Fund

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Australia - 8.4%
Ansell Ltd.	2,234,047	$ 36,593,377
Australia & New Zealand Banking Group Ltd.	7,606,477	251,078,609
Telstra Corp. Ltd.	18,044,992	93,162,071
Transurban Group unit	7,971,350	56,359,788
Westfield Group unit	9,560,680	115,469,638
Westpac Banking Corp.	7,980,659	279,645,962
Woolworths Ltd.	1,093,983	41,293,752
TOTAL AUSTRALIA		873,603,197
Bailiwick of Jersey - 1.0%
Informa PLC	5,663,342	42,050,388
Wolseley PLC	1,235,820	61,102,809
TOTAL BAILIWICK OF JERSEY		103,153,197
Belgium - 0.7%
KBC Groupe SA	1,739,168	68,253,840
Bermuda - 0.5%
Hongkong Land Holdings Ltd.	6,699,000	48,634,740
Cayman Islands - 0.6%
ENN Energy Holdings Ltd.	11,282,000	65,277,320
Denmark - 0.6%
TDC A/S	7,299,510	59,209,959
Finland - 0.9%
Sampo Oyj (A Shares)	2,312,467	92,275,724
France - 7.9%
Arkema SA	554,801	51,978,098
Atos Origin SA	856,486	59,612,117
BNP Paribas SA	3,100,033	172,734,318
Pernod Ricard SA	361,200	44,714,140
PPR SA	275,745	60,662,934
Sanofi SA (d)	3,602,559	389,492,790
Schneider Electric SA (d)	594,255	45,312,779
TOTAL FRANCE		824,507,176
Germany - 8.3%
Allianz AG (d)	1,383,651	204,177,419
BASF AG (d)	564,485	52,721,823
Bayer AG (d)	1,163,546	121,391,334
Bayerische Motoren Werke AG (BMW)	1,000,412	92,290,356
Deutsche Bank AG	1,698,100	78,168,672
Deutsche Post AG	2,422,566	57,490,977
Common Stocks - continued
	Shares	Value
Germany - continued
Fresenius SE & Co. KGaA	466,600	$ 58,511,630
HeidelbergCement Finance AG (d)	678,664	48,862,218
Lanxess AG	363,700	26,487,302
Siemens AG	893,514	93,360,597
Telefonica Deutschland Holding AG	3,619,293	28,722,495
TOTAL GERMANY		862,184,823
Hong Kong - 0.8%
Hysan Development Co. Ltd.	10,903,000	54,022,197
Wing Hang Bank Ltd.	2,578,000	27,091,731
TOTAL HONG KONG		81,113,928
Italy - 2.1%
Enel SpA	16,488,322	63,753,172
ENI SpA	6,689,516	159,654,677
TOTAL ITALY		223,407,849
Japan - 19.4%
AEON Financial Services Co. Ltd. (d)	1,946,400	58,355,014
Air Water, Inc.	4,370,000	70,760,217
Astellas Pharma, Inc.	1,317,700	76,802,234
Credit Saison Co. Ltd.	1,350,100	39,492,587
Daiichi Sankyo Kabushiki Kaisha	2,526,900	49,443,141
DENSO Corp.	2,093,300	93,864,940
Hitachi Ltd.	8,790,000	56,175,523
Hoya Corp.	2,394,400	47,975,031
Itochu Corp.	6,576,900	81,549,927
Japan Retail Fund Investment Corp.	18,976	44,982,202
Japan Tobacco, Inc.	2,604,600	98,457,104
JSR Corp.	3,208,000	73,848,304
Kansai Electric Power Co., Inc.	4,543,200	55,505,835
KDDI Corp.	328,300	15,787,071
Mitsubishi Corp.	3,623,600	65,233,003
Nissan Motor Co. Ltd.	10,344,300	107,914,919
Nitto Denko Corp.	912,600	59,957,395
ORIX Corp.	5,494,100	84,303,163
Santen Pharmaceutical Co. Ltd.	1,311,500	65,830,718
Sekisui House Ltd.	4,511,000	67,616,903
Seven & i Holdings Co. Ltd.	2,545,500	97,915,635
Seven Bank Ltd.	13,512,800	47,982,957
Shinsei Bank Ltd.	25,864,000	72,592,541
Softbank Corp.	1,357,300	67,313,848
Sumitomo Mitsui Financial Group, Inc.	5,434,100	256,855,536
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Realty & Development Co. Ltd.	875,000	$ 41,353,683
Toshiba Corp.	13,904,000	76,669,086
USS Co. Ltd.	326,030	41,824,599
TOTAL JAPAN		2,016,363,116
Netherlands - 2.4%
ING Groep NV (Certificaten Van Aandelen) (a)	8,738,752	71,988,460
Koninklijke Philips Electronics NV	3,163,270	87,553,149
Unilever NV (Certificaten Van Aandelen) (Bearer)	2,222,269	94,693,846
TOTAL NETHERLANDS		254,235,455
Norway - 1.1%
DnB ASA	629,600	10,290,436
Telenor ASA	4,703,453	105,708,404
TOTAL NORWAY		115,998,840
Singapore - 3.3%
Ascendas Real Estate Investment Trust	22,948,000	51,235,691
ComfortDelgro Corp. Ltd.	25,956,000	41,830,527
Singapore Telecommunications Ltd.	36,134,000	115,293,188
United Overseas Bank Ltd.	6,449,491	111,793,970
UOL Group Ltd.	4,325,000	25,036,332
TOTAL SINGAPORE		345,189,708
Spain - 2.8%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	15,844,678	155,277,844
Iberdrola SA	14,593,758	78,606,731
Repsol YPF SA	2,628,675	61,620,637
TOTAL SPAIN		295,505,212
Sweden - 1.6%
Svenska Cellulosa AB (SCA) (B Shares)	2,077,341	53,944,421
Svenska Handelsbanken AB (A Shares)	2,507,697	113,911,480
TOTAL SWEDEN		167,855,901
Switzerland - 8.7%
Nestle SA	980,262	69,904,941
Novartis AG	4,012,504	297,035,983
Roche Holding AG (participation certificate)	464,177	116,019,289
Swisscom AG	144,937	68,244,159
Syngenta AG (Switzerland)	229,304	98,031,908
Common Stocks - continued
	Shares	Value
Switzerland - continued
UBS AG (NY Shares)	6,435,071	$ 114,479,913
Zurich Insurance Group AG	520,252	145,254,269
TOTAL SWITZERLAND		908,970,462
United Kingdom - 26.8%
Barclays PLC	31,616,928	141,089,870
BHP Billiton PLC	5,356,069	150,681,174
BP PLC sponsored ADR	3,821,240	166,606,064
British American Tobacco PLC (United Kingdom)	1,473,200	81,667,229
British Land Co. PLC	7,976,324	73,658,686
Bunzl PLC	3,415,318	67,853,306
Centrica PLC	14,660,622	84,488,116
Compass Group PLC	5,487,300	72,195,717
GlaxoSmithKline PLC sponsored ADR	1,519,600	78,472,144
HSBC Holdings PLC sponsored ADR (d)	6,950,917	381,327,307
Imperial Tobacco Group PLC	1,045,130	37,339,412
ITV PLC	27,819,685	54,406,058
Kingfisher PLC	12,750,605	62,013,062
Legal & General Group PLC	35,843,216	94,372,615
National Grid PLC	11,700,451	149,148,110
Next PLC	742,200	50,254,753
Prudential PLC	5,216,328	89,692,548
Reed Elsevier PLC	6,828,292	79,762,589
Royal Dutch Shell PLC Class A sponsored ADR	6,103,612	414,862,507
SABMiller PLC	678,144	36,537,005
Scottish & Southern Energy PLC	3,618,806	87,523,209
Vodafone Group PLC sponsored ADR	11,061,772	338,379,605
TOTAL UNITED KINGDOM		2,792,331,086
TOTAL COMMON STOCKS (Cost $8,597,968,819)		10,198,071,533
Nonconvertible Preferred Stocks - 0.7%

Germany - 0.7%
Volkswagen AG (d) (Cost $67,147,266)	373,036	75,606,416
Money Market Funds - 7.4%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	45,361,632	$ 45,361,632
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	725,917,589	725,917,589
TOTAL MONEY MARKET FUNDS (Cost $771,279,221)		771,279,221
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $9,436,395,306)		11,044,957,170
NET OTHER ASSETS (LIABILITIES) - (6.0)%		(628,607,353)
NET ASSETS - 100%		$ 10,416,349,817
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 80,567
Fidelity Securities Lending Cash Central Fund	3,839,839
Total	$ 3,920,406
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 900,463,634	$ 589,242,273	$ 311,221,361	$ -
Consumer Staples	656,467,485	213,828,730	442,638,755	-
Energy	802,743,885	643,089,208	159,654,677	-
Financials	3,616,879,954	2,590,022,721	1,026,857,233	-
Health Care	1,289,592,640	410,987,774	878,604,866	-
Industrials	657,646,862	329,950,186	327,696,676	-
Information Technology	240,431,757	59,612,117	180,819,640	-
Materials	633,328,439	180,049,441	453,278,998	-
Telecommunication Services	891,820,800	808,719,881	83,100,919	-
Utilities	584,302,493	379,648,548	204,653,945	-
Money Market Funds	771,279,221	771,279,221	-	-
Total Investments in Securities:	$ 11,044,957,170	$ 6,976,430,100	$ 4,068,527,070	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 1,226,218,388
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Value Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $695,306,372) - See accompanying schedule: Unaffiliated issuers (cost $8,665,116,085)	$ 10,273,677,949
Fidelity Central Funds (cost $771,279,221)	771,279,221
Total Investments (cost $9,436,395,306)		$ 11,044,957,170
Foreign currency held at value (cost $3,486,793)		3,488,805
Receivable for investments sold		175,488,760
Receivable for fund shares sold		4,491,968
Dividends receivable		53,937,311
Distributions receivable from Fidelity Central Funds		1,477,397
Prepaid expenses		9,234
Other receivables		734,383
Total assets		11,284,585,028

Liabilities
Payable for investments purchased	$ 134,553,583
Payable for fund shares redeemed	862,346
Accrued management fee	5,697,790
Other affiliated payables	942,347
Other payables and accrued expenses	261,556
Collateral on securities loaned, at value	725,917,589
Total liabilities		868,235,211

Net Assets		$ 10,416,349,817
Net Assets consist of:
Paid in capital		$ 9,153,070,708
Undistributed net investment income		97,803,831
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(442,858,200)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,608,333,478
Net Assets		$ 10,416,349,817

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Series International Value: Net Asset Value, offering price and redemption price per share ($5,373,345,430 ÷ 515,721,041 shares)	$ 10.42

Class F: Net Asset Value, offering price and redemption price per share ($5,043,004,387 ÷ 482,949,028 shares)	$ 10.44

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Value Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 162,079,866
Interest		1,342
Income from Fidelity Central Funds		3,920,406
Income before foreign taxes withheld		166,001,614
Less foreign taxes withheld		(9,393,460)
Total income		156,608,154

Expenses
Management fee Basic fee	$ 33,883,783
Performance adjustment	(1,464,081)
Transfer agent fees	4,826,530
Accounting and security lending fees	894,702
Custodian fees and expenses	475,551
Independent trustees' compensation	30,117
Audit	36,842
Legal	16,763
Interest	489
Miscellaneous	40,777
Total expenses before reductions	38,741,473
Expense reductions	(1,616,703)	37,124,770
Net investment income (loss)		119,483,384
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	501,307,173
Foreign currency transactions	(1,004,588)
Total net realized gain (loss)		500,302,585
Change in net unrealized appreciation (depreciation) on: Investment securities	967,890,798
Assets and liabilities in foreign currencies	337,788
Total change in net unrealized appreciation (depreciation)		968,228,586
Net gain (loss)		1,468,531,171
Net increase (decrease) in net assets resulting from operations		$ 1,588,014,555

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 119,483,384	$ 273,702,376
Net realized gain (loss)	500,302,585	88,283,539
Change in net unrealized appreciation (depreciation)	968,228,586	445,133,181
Net increase (decrease) in net assets resulting from operations	1,588,014,555	807,119,096
Distributions to shareholders from net investment income	(264,134,724)	(180,442,293)
Distributions to shareholders from net realized gain	(56,993,210)	-
Total distributions	(321,127,934)	(180,442,293)
Share transactions - net increase (decrease)	(72,804,567)	2,136,137,238
Total increase (decrease) in net assets	1,194,082,054	2,762,814,041

Net Assets
Beginning of period	9,222,267,763	6,459,453,722
End of period (including undistributed net investment income of $97,803,831 and undistributed net investment income of $242,455,171, respectively)	$ 10,416,349,817	$ 9,222,267,763

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series International Value

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.16	$ 8.59	$ 9.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.29	.30	.18
Net realized and unrealized gain (loss)	1.46	.50	(1.45)	(.27)
Total from investment operations	1.57	.79	(1.15)	(.09)
Distributions from net investment income	(.26)	(.22)	(.13)	-
Distributions from net realized gain	(.06)	-	(.04)	-
Total distributions	(.31) I	(.22)	(.17)	-
Net asset value, end of period	$ 10.42	$ 9.16	$ 8.59	$ 9.91
Total Return B,C	17.65%	9.56%	(11.84)%	(.90)%
Ratios to Average Net Assets E,H
Expenses before reductions	.89% A	.90%	.95%	1.01% A
Expenses net of fee waivers, if any	.89% A	.90%	.95%	1.01% A
Expenses net of all reductions	.86% A	.87%	.93%	.99% A
Net investment income (loss)	2.40% A	3.35%	3.05%	2.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,373,345	$ 5,107,633	$ 4,503,487	$ 3,865,058
Portfolio turnover rate F	68% A	63%	78%	72% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 3, 2009 (commencement of operations) to October 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.31 per share is comprised of distributions from net investment income of $.256 and distributions from net realized gain of $.057 per share.

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights - Class F

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.19	$ 8.62	$ 9.93	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.30	.31	.20
Net realized and unrealized gain (loss)	1.46	.51	(1.44)	(.27)
Total from investment operations	1.58	.81	(1.13)	(.07)
Distributions from net investment income	(.27)	(.24)	(.14)	-
Distributions from net realized gain	(.06)	-	(.04)	-
Total distributions	(.33)	(.24)	(.18)	-
Net asset value, end of period	$ 10.44	$ 9.19	$ 8.62	$ 9.93
Total Return B,C	17.71%	9.77%	(11.61)%	(.70)%
Ratios to Average Net Assets E,H
Expenses before reductions	.71% A	.70%	.74%	.78% A
Expenses net of fee waivers, if any	.71% A	.70%	.74%	.78% A
Expenses net of all reductions	.67% A	.67%	.72%	.75% A
Net investment income (loss)	2.59% A	3.55%	3.26%	2.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,043,004	$ 4,114,635	$ 1,955,967	$ 730,524
Portfolio turnover rate F	68% A	63%	78%	72% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 3, 2009 (commencement of operations) to October 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Series Emerging Markets Fund, Fidelity® Series International Growth Fund, Fidelity Series International Small Cap Fund and Fidelity Series International Value Fund (the Funds) are funds of Fidelity Investment Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of the Funds are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. Fidelity Series Emerging Markets Fund offers Series Emerging Markets shares and Class F shares. Fidelity Series International Growth Fund offers Series International Growth shares and Class F shares. Fidelity Series International Small Cap Fund offers Series International Small Cap shares and Class F shares. Fidelity Series International Value Fund offers Series International Value shares and Class F shares. All classes have equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by each Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Series International Small Cap Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Series Emerging Markets Fund	$ 5,433,831,673	$ 1,086,278,974	$ (346,092,318)	$ 740,186,656
Fidelity Series International Growth Fund	9,354,934,383	2,347,172,571	(192,903,604)	2,154,268,967
Fidelity Series International Small Cap Fund	1.698,585,140	540,064,050	(60,351,384)	479,712,666
Fidelity Series International Value Fund	9,513,939,731	1,695,491,124	(164,473,685)	1,531,017,439

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	Fiscal year of expiration		Total with expiration
	2018	2019
Fidelity Series International Growth Fund	$ (27,059,158)	$ (128,916,542)	$ (155,975,700)
Fidelity Series International Small Cap Fund	-	(9,932,450)	(9,932,450)
Fidelity Series International Value Fund	-	(832,761,824)	(832,761,824)
	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Fidelity Series Emerging Markets Fund	$ (258,307,406)	$ (32,196,775)	$ (290,504,181)	$ (290,504,181)
Fidelity Series International Growth Fund	(140,624,568)	(28,709,215)	(169,333,783)	(325,309,483)
Fidelity Series International Small Cap Fund	(17,032,362)	-	(17,032,362)	(26,964,812)
Fidelity Series International Value Fund	-	-	-	(832,761,824)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

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3. Significant Accounting Policies - continued

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on each Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

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Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fidelity Series Emerging Markets Fund recognized net realized gain (loss) of $(2,474,794) and a change in net unrealized appreciation (depreciation) of $1,863,121 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Emerging Markets Fund	2,095,342,845	2,168,423,523
Fidelity Series International Growth Fund	1,881,367,628	2,013,395,425
Fidelity Series International Small Cap Fund	249,828,910	295,153,309
Fidelity Series International Value Fund	3,256,558,522	3,558,150,912

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund and Fidelity Series International Value Fund is subject to a performance adjustment (up to a maximum ± .20% of each applicable Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on each applicable Fund's relative investment performance of the retail class as compared to an appropriate benchmark index. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets, including the performance adjustment, if applicable was as follows:

	Individual Rate	Group Rate	Total
Fidelity Series Emerging Markets Fund	.55%	.26%	.81%
Fidelity Series International Growth Fund	.45%	.26%	.84%
Fidelity Series International Small Cap Fund	.60%	.26%	.98%
Fidelity Series International Value Fund	.45%	.26%	.67%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Fidelity Series Emerging Markets Fund	Amount	% of Average Net Assets*
Series Emerging Markets	$ 3,015,291.19
Fidelity Series International Growth Fund
Series International Growth	$ 4,791,539.19
Fidelity Series International Small Cap Fund
Series International Small Cap	$ 977,047.19
Fidelity Series International Value Fund
Series International Value	$ 4,826,530.19

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Emerging Markets Fund	$ 9,274
Fidelity Series International Growth Fund	8,332
Fidelity Series International Small Cap Fund	931
Fidelity Series International Value Fund	178

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

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6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series International Growth Fund	Borrower	$ 42,927,500.39%		$ 1,839
Fidelity Series International Value Fund	Borrower	$ 10,323,000.43%		$ 489

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Series Emerging Markets Fund	$ 7,778
Fidelity Series International Growth Fund	12,263
Fidelity Series International Small Cap Fund	2,497
Fidelity Series International Value Fund	12,367

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of

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Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity as of and during the period was as follows:

	Total Security Lending Income	Security Lending Income From Securities Loaned to FCM	Value of Securities Loaned to FCM at Period End
Fidelity Series Emerging Markets Fund	$ 148,884	$ -	$ -
Fidelity Series International Growth Fund	$ 3,122,616	$ 10,774	$ -
Fidelity Series International Small Cap Fund	$ 621,806	$ 1,424	$ 1,589,462
Fidelity Series International Value Fund	$ 3,839,839	$ 52	$ -

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Series Emerging Markets Fund	$ 1,216,403	$ 99
Fidelity Series International Growth Fund	784,307	-
Fidelity Series International Small Cap Fund	109,736	-
Fidelity Series International Value Fund	1,616,703	-

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10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
Fidelity Series Emerging Markets Fund
From net investment income
Series Emerging Markets	$ 42,756,925	$ 19,056,860
Class F	41,009,060	12,443,149
Total	$ 83,765,985	$ 31,500,009
From net realized gain
Series Emerging Markets	$ 1,733,389	$ 106,349,572
Class F	1,447,379	52,080,600
Total	$ 3,180,768	$ 158,430,172
Fidelity Series International Growth Fund
From net investment income
Series International Growth	$ 79,982,034	$ 54,043,921
Class F	74,590,873	32,249,072
Total	$ 154,572,907	$ 86,292,993
From net realized gain
Series International Growth	$ -	$ 3,289,630
Class F	-	1,612,454
Total	$ -	$ 4,902,084
Fidelity Series International Small Cap Fund
From net investment income
Series International Small Cap	$ 10,164,093	$ 10,151,789
Class F	10,323,285	6,009,596
Total	$ 20,487,378	$ 16,161,385
From net realized gain
Series International Small Cap	$ 819,685	$ 861,944
Class F	679,163	422,550
Total	$ 1,498,848	$ 1,284,494
Fidelity Series International Value Fund
From net investment income
Series International Value	$ 139,841,918	$ 118,015,488
Class F	124,292,806	62,426,805
Total	$ 264,134,724	$ 180,442,293
From net realized gain
Series International Value	$ 31,136,677	$ -
Class F	25,856,533	-
Total	$ 56,993,210	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Fidelity Series Emerging Markets Fund
Series Emerging Markets
Shares sold	7,857,695	31,451,952	$ 132,643,919	$ 484,451,657
Reinvestment of distributions	2,717,796	8,531,050	44,490,314	125,406,431
Shares redeemed	(20,987,690)	(54,815,665)	(356,817,522)	(853,291,218)
Net increase (decrease)	(10,412,199)	(14,832,663)	$ (179,683,289)	$ (243,433,130)
Class F
Shares sold	19,594,936	67,812,678	$ 331,617,838	$ 1,052,327,163
Reinvestment of distributions	2,590,387	4,383,407	42,456,439	64,523,749
Shares redeemed	(5,689,863)	(5,795,660)	(98,152,279)	(91,577,596)
Net increase (decrease)	16,495,460	66,400,425	$ 275,921,998	$ 1,025,273,316
Fidelity Series International Growth Fund
Series International Growth
Shares sold	14,333,169	74,889,920	$ 176,269,666	$ 802,763,519
Reinvestment of distributions	6,859,523	5,615,431	79,982,034	57,333,551
Shares redeemed	(54,258,837)	(118,422,240)	(658,082,184)	(1,274,656,413)
Net increase (decrease)	(33,066,145)	(37,916,889)	$ (401,830,484)	$ (414,559,343)
Class F
Shares sold	40,348,946	152,782,939	$ 494,108,108	$ 1,648,033,706
Reinvestment of distributions	6,386,205	3,310,022	74,590,873	33,861,526
Shares redeemed	(19,375,631)	(10,402,417)	(234,517,230)	(113,389,155)
Net increase (decrease)	27,359,520	145,690,544	$ 334,181,751	$ 1,568,506,077
Fidelity Series International Small Cap Fund
Series International Small Cap
Shares sold	2,655,452	10,958,013	$ 35,272,270	$ 125,024,787
Reinvestment of distributions	869,658	1,029,321	10,983,778	11,013,733
Shares redeemed	(11,571,302)	(26,995,589)	(151,256,739)	(307,921,860)
Net increase (decrease)	(8,046,192)	(15,008,255)	$ (105,000,691)	$ (171,883,340)
Class F
Shares sold	7,556,331	28,473,754	$ 99,657,307	$ 323,989,745
Reinvestment of distributions	869,759	600,014	11,002,448	6,432,146
Shares redeemed	(4,672,979)	(4,713,797)	(61,014,230)	(55,112,933)
Net increase (decrease)	3,753,111	24,359,971	$ 49,645,525	$ 275,308,958

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Fidelity Series International Value Fund
Series International Value
Shares sold	18,253,559	161,153,053	$ 176,198,783	$ 1,352,278,473
Reinvestment of distributions	18,706,630	14,462,682	170,978,595	118,015,488
Shares redeemed	(78,902,247)	(141,961,766)	(752,345,008)	(1,195,927,164)
Net increase (decrease)	(41,942,058)	33,653,969	$ (405,167,630)	$ 274,366,797
Class F
Shares sold	51,543,398	225,653,958	$ 495,478,587	$ 1,901,915,436
Reinvestment of distributions	16,409,764	7,640,980	150,149,339	62,426,805
Shares redeemed	(32,845,194)	(12,312,893)	(313,264,863)	(102,571,800)
Net increase (decrease)	35,107,968	220,982,045	$ 332,363,063	$ 1,861,770,441

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Funds.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

The Northern Trust Company

Chicago, IL

Fidelity Series Emerging Markets Fund

State Street Bank and Trust Company

Quincy, MA

Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, Fidelity Series International Value Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

GSV-S-SANN-0613
1.907946.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Investment Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 21, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 21, 2013